UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number

811-01944

Principal Variable Contracts Funds, Inc.

(Exact name of registrant as specified in charter)

655 9th Street, Des Moines, IA 50309
(Address of principal executive offices)	(Zip code)

Principal Management Corporation, 655 9th Street, Des Moines, IA 50309 (Name and address of agent for service)

Registrant’s telephone number, including area code:		515-247-6783
Date of fiscal year end:	December 31, 2015
Date of reporting period:	June 30, 2015

ITEM 1 – REPORT TO STOCKHOLDERS

Principal Variable Contracts Funds, Inc.

Semiannual Report June 30, 2015

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Table of Contents

Financial Statements	1
Notes to Financial Statements	43
Schedules of Investments	73
Financial Highlights (Includes performance information)	228
Shareholder Expense Example	256
Supplemental Information	261

Not FDIC or NCUA insured

May lose value Not a deposit No bank or credit union guarantee
Not insured by any Federal government agency

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2015 (unaudited)

		Bond &
		Mortgage
	Balanced	Securities	Bond Market
Amounts in thousands, except per share amounts	Account	Account	Index Account
Investment in securities--at cost	$45,409	$339,312	$2,089,072
Assets
Investment in securities--at value	$49,206	$336,908	$2,086,952
Cash	671	–	324
Deposits with counterparty	5	–	196
Receivables:
Dividends and interest	158	2,050	10,640
Fund shares sold	2	976	420
Investment securities sold	958	11,872	56,381
Total Assets	51,000	351,806	2,154,913
Liabilities
Accrued management and investment advisory fees	24	114	386
Accrued directors' expenses	1	2	7
Accrued other expenses	7	8	13
Cash overdraft	–	49	–
Payables:
Fund shares redeemed	16	258	3,811
Investment securities purchased	2,488	38,830	251,812
Short sales (proceeds received $0, $0 and $323)	–	–	323
Variation margin on financial derivative instruments	–	69	–
Total Liabilities	2,536	39,330	256,352
Net Assets Applicable to Outstanding Shares	$48,464	$312,476	$1,898,561

Net Assets Consist of:
Capital shares and additional paid-in-capital	$38,152	$335,406	$1,859,035
Accumulated undistributed (overdistributed) net investment income (loss)	1,254	13,214	43,624
Accumulated undistributed (overdistributed) net realized gain (loss)	5,262	(33,468)	(1,978)
Net unrealized appreciation (depreciation) of investments	3,796	(2,676)	(2,120)
Total Net Assets	$48,464	$312,476	$1,898,561
Capital Stock (par value: $.01 per share):
Shares authorized	100,000	450,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$48,464	$312,466	$1,898,561
Shares issued and outstanding	2,469	27,211	184,102
Net Asset Value per share	$19.63	$11.48	$10.31
Class 2: Net Assets	N/A	$10	N/A
Shares issued and outstanding		1
Net Asset Value per share		$11.48

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2015 (unaudited)

		Diversified
		Balanced
	Diversified	Managed
	Balanced	Volatility	Diversified
Amounts in thousands, except per share amounts	Account	Account	Growth Account
Investment in affiliated Accounts--at cost	$876,955	$121,257	$2,623,060
Assets
Investment in affiliated Accounts--at value	$1,040,606	$122,695	$3,099,509
Receivables:
Fund shares sold	–	729	–
Investment securities sold	1,594	–	6,772
Total Assets	1,042,200	123,424	3,106,281
Liabilities
Accrued management and investment advisory fees	43	5	129
Accrued distribution fees	216	25	642
Accrued directors' expenses	4	1	10
Accrued other expenses	4	4	4
Payables:
Fund shares redeemed	1,594	51	6,772
Investment securities purchased	–	678	–
Total Liabilities	1,861	764	7,557
Net Assets Applicable to Outstanding Shares	$1,040,339	$122,660	$3,098,724

Net Assets Consist of:
Capital shares and additional paid-in-capital	$855,920	$119,484	$2,555,422
Accumulated undistributed (overdistributed) net investment income (loss)	8,795	851	27,398
Accumulated undistributed (overdistributed) net realized gain (loss)	11,973	887	39,455
Net unrealized appreciation (depreciation) of investments	163,651	1,438	476,449
Total Net Assets	$1,040,339	$122,660	$3,098,724
Capital Stock (par value: $.01 per share):
Shares authorized	250,000	200,000	300,000
Net Asset Value Per Share:
Class 2: Net Assets	$1,040,339	$122,660	$3,098,724
Shares issued and outstanding	71,652	11,194	198,656
Net Asset Value per share	$14.52	$10.96	$15.60

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2015 (unaudited)

	Diversified
	Growth Managed		Diversified
	Volatility	Diversified	International
Amounts in thousands, except per share amounts	Account	Income Account	Account
Investment in securities--at cost	$–	$–	$336,489
Investment in affiliated Accounts--at cost	$211,475	$166,828	$–
Foreign currency--at cost	$–	$–	$35
Assets
Investment in securities--at value	$–	$–	$397,252
Investment in affiliated Accounts--at value	214,444	179,271	–
Foreign currency--at value	–	–	35
Receivables:
Dividends and interest	–	–	1,953
Fund shares sold	1	–	57
Investment securities sold	709	609	546
Total Assets	215,154	179,880	399,843
Liabilities
Accrued management and investment advisory fees	9	7	278
Accrued distribution fees	44	37	–
Accrued directors' expenses	1	2	3
Accrued other expenses	4	4	24
Cash overdraft	–	–	33
Payables:
Deferred foreign tax	–	–	26
Fund shares redeemed	710	609	324
Investment securities purchased	–	–	408
Total Liabilities	768	659	1,096
Net Assets Applicable to Outstanding Shares	$214,386	$179,221	$398,747

Net Assets Consist of:
Capital shares and additional paid-in-capital	$207,428	$164,310	$423,608
Accumulated undistributed (overdistributed) net investment income (loss)	1,945	1,180	11,322
Accumulated undistributed (overdistributed) net realized gain (loss)	2,044	1,288	(96,817)
Net unrealized appreciation (depreciation) of investments	2,969	12,443	60,737
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–	–	(103)
Total Net Assets	$214,386	$179,221	$398,747
Capital Stock (par value: $.01 per share):
Shares authorized	200,000	50,000	300,000
Net Asset Value Per Share:
Class 1: Net Assets	N/A	N/A	$397,313
Shares issued and outstanding			26,635
Net Asset Value per share			$14.92
Class 2: Net Assets	$214,386	$179,221	$1,434
Shares issued and outstanding	19,289	14,823	96
Net Asset Value per share	$11.11	$12.09	$15.01

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2015 (unaudited)

		Government &
	Equity	High Quality
Amounts in thousands, except per share amounts	Income Account	Bond Account	Income Account
Investment in securities--at cost	$371,837	$301,718	$264,719
Assets
Investment in securities--at value	$587,857	$302,676	$276,163
Cash	6	–	–
Receivables:
Dividends and interest	1,533	1,474	2,418
Fund shares sold	555	163	–
Investment securities sold	2,223	3,089	–
Total Assets	592,174	307,402	278,581
Liabilities
Accrued management and investment advisory fees	240	127	113
Accrued distribution fees	5	–	1
Accrued directors' expenses	4	2	2
Accrued other expenses	5	5	4
Cash overdraft	–	2	153
Payables:
Fund shares redeemed	234	217	200
Investment securities purchased	1,066	3,073	2,663
Total Liabilities	1,554	3,426	3,136
Net Assets Applicable to Outstanding Shares	$590,620	$303,976	$275,445

Net Assets Consist of:
Capital shares and additional paid-in-capital	$335,710	$311,184	$251,012
Accumulated undistributed (overdistributed) net investment income (loss)	26,892	13,969	15,217
Accumulated undistributed (overdistributed) net realized gain (loss)	11,999	(22,135)	(2,228)
Net unrealized appreciation (depreciation) of investments	216,020	958	11,444
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	(1)	–	–
Total Net Assets	$590,620	$303,976	$275,445
Capital Stock (par value: $.01 per share):
Shares authorized	200,000	200,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$565,439	$302,172	$272,759
Shares issued and outstanding	24,526	28,818	25,149
Net Asset Value per share	$23.05	$10.49	$10.85
Class 2: Net Assets	$25,181	$1,804	$2,686
Shares issued and outstanding	1,101	172	249
Net Asset Value per share	$22.87	$10.49	$10.79

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2015 (unaudited)

	International		LargeCap
	Emerging	LargeCap	Growth
Amounts in thousands, except per share amounts	Markets Account	Growth Account	Account I
Investment in securities--at cost	$98,009	$95,223	$181,147
Foreign currency--at cost	$14	$–	$–
Assets
Investment in securities--at value	$104,027	$125,405	$245,511
Foreign currency--at value	14	–	–
Deposits with counterparty	–	–	430
Receivables:
Dividends and interest	620	23	111
Expense reimbursement from Manager	–	–	3
Fund shares sold	19	8	182
Interfund lending	–	–	120
Investment securities sold	–	–	7,437
Variation margin on financial derivative instruments	–	–	22
Total Assets	104,680	125,436	253,816
Liabilities
Accrued management and investment advisory fees	108	70	156
Accrued custodian fees	30	–	–
Accrued directors' expenses	2	2	2
Accrued professional fees	4	–	–
Accrued other expenses	–	4	6
Payables:
Deferred foreign tax	27	–	–
Fund shares redeemed	57	86	103
Investment securities purchased	15	–	7,798
Variation margin on financial derivative instruments	–	–	8
Total Liabilities	243	162	8,073
Net Assets Applicable to Outstanding Shares	$104,437	$125,274	$245,743

Net Assets Consist of:
Capital shares and additional paid-in-capital	$113,898	$108,416	$132,344
Accumulated undistributed (overdistributed) net investment income (loss)	2,203	281	523
Accumulated undistributed (overdistributed) net realized gain (loss)	(17,655)	(13,605)	48,656
Net unrealized appreciation (depreciation) of investments	5,991	30,182	64,220
Total Net Assets	$104,437	$125,274	$245,743
Capital Stock (par value: $.01 per share):
Shares authorized	200,000	300,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$104,423	$124,283	$245,733
Shares issued and outstanding	6,627	4,767	8,142
Net Asset Value per share	$15.76	$26.07	$30.18
Class 2: Net Assets	$14	$991	$10
Shares issued and outstanding	1	38	–(a)
Net Asset Value per share	$15.75	$25.96	$30.17

(a) Less than 500 shares.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2015 (unaudited)

		LargeCap
		S&P 500
	LargeCap	Managed
	S&P 500	Volatility	LargeCap
Amounts in thousands, except per share amounts	Index Account	Index Account	Value Account
Investment in securities--at cost	$1,435,268	$133,615	$144,671
Assets
Investment in securities--at value	$1,973,581	$138,867	$161,264
Cash	155	10	–
Receivables:
Dividends and interest	2,207	141	193
Fund shares sold	123	237	4
Investment securities sold	316	20	2,493
Variation margin on financial derivative instruments	99	12	–
Total Assets	1,976,481	139,287	163,954
Liabilities
Accrued management and investment advisory fees	413	51	82
Accrued directors' expenses	7	1	2
Accrued other expenses	6	7	5
Payables:
Fund shares redeemed	4,123	319	108
Investment securities purchased	1,615	234	1,923
Options and swaptions contracts written (premiums received $0, $527 and $0)	–	748	–
Variation margin on financial derivative instruments	26	–	–
Total Liabilities	6,190	1,360	2,120
Net Assets Applicable to Outstanding Shares	$1,970,291	$137,927	$161,834

Net Assets Consist of:
Capital shares and additional paid-in-capital	$1,360,856	$134,037	$118,696
Accumulated undistributed (overdistributed) net investment income (loss)	46,455	788	3,810
Accumulated undistributed (overdistributed) net realized gain (loss)	25,293	(1,823)	22,735
Net unrealized appreciation (depreciation) of investments	537,687	4,925	16,593
Total Net Assets	$1,970,291	$137,927	$161,834
Capital Stock (par value: $.01 per share):
Shares authorized	300,000	100,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$1,970,281	$137,927	$161,824
Shares issued and outstanding	133,175	12,213	4,789
Net Asset Value per share	$14.79	$11.29	$33.79
Class 2: Net Assets	$10	N/A	$10
Shares issued and outstanding	1		–(a)
Net Asset Value per share	$14.79		$33.78

(a) Less than 500 shares.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2015 (unaudited)

			Principal
			Capital
		Money	Appreciation
Amounts in thousands, except per share amounts	MidCap Account	Market Account	Account
Investment in securities--at cost	$449,169	$271,058	$142,076
Assets
Investment in securities--at value	$687,632	$271,058	$175,489
Cash	208	20	–
Receivables:
Dividends and interest	324	10	202
Expense reimbursement from Manager	–	59	–
Expense reimbursement from Distributor	–	1	–
Fund shares sold	446	567	3
Investment securities sold	3,004	–	651
Total Assets	691,614	271,715	176,345
Liabilities
Accrued management and investment advisory fees	303	100	92
Accrued distribution fees	3	–	2
Accrued directors' expenses	3	2	2
Accrued other expenses	5	4	9
Payables:
Fund shares redeemed	331	103	414
Investment securities purchased	481	–	571
Total Liabilities	1,126	209	1,090
Net Assets Applicable to Outstanding Shares	$690,488	$271,506	$175,255

Net Assets Consist of:
Capital shares and additional paid-in-capital	$317,070	$271,514	$135,602
Accumulated undistributed (overdistributed) net investment income (loss)	5,535	–	986
Accumulated undistributed (overdistributed) net realized gain (loss)	129,420	(8)	5,254
Net unrealized appreciation (depreciation) of investments	238,463	–	33,413
Total Net Assets	$690,488	$271,506	$175,255
Capital Stock (par value: $.01 per share):
Shares authorized	105,000	1,500,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$674,277	$269,377	$167,604
Shares issued and outstanding	10,559	269,385	7,308
Net Asset Value per share	$63.86	$1.00	$22.93
Class 2: Net Assets	$16,211	$2,129	$7,651
Shares issued and outstanding	255	2,129	337
Net Asset Value per share	$63.51	$1.00	$22.70

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2015 (unaudited)

	Principal	Principal	Principal
	LifeTime 2010	LifeTime 2020	LifeTime 2030
Amounts in thousands, except per share amounts	Account	Account	Account
Investment in affiliated Accounts--at cost	$42,755	$193,297	$109,992
Assets
Investment in affiliated Accounts--at value	$45,749	$205,287	$118,730
Receivables:
Dividends and interest	22	104	45
Fund shares sold	18	48	111
Investment securities sold	39	1,063	–
Total Assets	45,828	206,502	118,886
Liabilities
Accrued management and investment advisory fees	1	5	3
Accrued directors' expenses	1	2	1
Accrued other expenses	4	4	4
Payables:
Fund shares redeemed	57	1,111	96
Investment securities purchased	22	104	61
Total Liabilities	85	1,226	165
Net Assets Applicable to Outstanding Shares	$45,743	$205,276	$118,721

Net Assets Consist of:
Capital shares and additional paid-in-capital	$42,163	$175,532	$100,324
Accumulated undistributed (overdistributed) net investment income (loss)	1,077	5,646	3,235
Accumulated undistributed (overdistributed) net realized gain (loss)	(491)	12,108	6,424
Net unrealized appreciation (depreciation) of investments	2,994	11,990	8,738
Total Net Assets	$45,743	$205,276	$118,721
Capital Stock (par value: $.01 per share):
Shares authorized	100,000	200,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$45,743	$205,266	$118,711
Shares issued and outstanding	3,574	14,638	9,404
Net Asset Value per share	$12.80	$14.02	$12.62
Class 2: Net Assets	N/A	$10	$10
Shares issued and outstanding		1	1
Net Asset Value per share		$14.01	$12.62

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2015 (unaudited)

	Principal	Principal	Principal
	LifeTime 2040	LifeTime 2050	LifeTime 2060
Amounts in thousands, except per share amounts	Account	Account	Account
Investment in affiliated Accounts--at cost	$43,459	$21,201	$1,919
Assets
Investment in affiliated Accounts--at value	$46,457	$23,080	$1,950
Receivables:
Dividends and interest	9	4	–
Fund shares sold	195	24	65
Total Assets	46,661	23,108	2,015
Liabilities
Accrued management and investment advisory fees	1	1	–
Accrued directors' expenses	1	1	1
Accrued professional fees	–	4	4
Accrued other expenses	4	–	–
Payables:
Fund shares redeemed	4	9	–
Investment securities purchased	201	19	65
Total Liabilities	211	34	70
Net Assets Applicable to Outstanding Shares	$46,450	$23,074	$1,945

Net Assets Consist of:
Capital shares and additional paid-in-capital	$40,467	$19,348	$1,858
Accumulated undistributed (overdistributed) net investment income (loss)	1,173	626	23
Accumulated undistributed (overdistributed) net realized gain (loss)	1,812	1,221	33
Net unrealized appreciation (depreciation) of investments	2,998	1,879	31
Total Net Assets	$46,450	$23,074	$1,945
Capital Stock (par value: $.01 per share):
Shares authorized	200,000	200,000	100,000
Net Asset Value Per Share:
Class 1: Net Assets	$46,440	$23,042	$1,945
Shares issued and outstanding	3,119	1,578	155
Net Asset Value per share	$14.89	$14.60	$12.55
Class 2: Net Assets	$10	$32	N/A
Shares issued and outstanding	1	2
Net Asset Value per share	$14.88	$14.59

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2015 (unaudited)

	Principal
	LifeTime	Real Estate	SAM
	Strategic	Securities	Balanced
Amounts in thousands, except per share amounts	Income Account	Account	Portfolio
Investment in securities--at cost	$–	$113,362	$–
Investment in affiliated Accounts--at cost	$27,260	$–	$762,873
Assets
Investment in securities--at value	$–	$151,640	$–
Investment in affiliated Accounts--at value	28,850	–	897,222
Receivables:
Dividends and interest	16	537	360
Fund shares sold	7	133	198
Investment securities sold	32	1,104	985
Total Assets	28,905	153,414	898,765
Liabilities
Accrued management and investment advisory fees	1	115	169
Accrued distribution fees	–	–	21
Accrued directors' expenses	1	2	4
Accrued other expenses	3	4	4
Payables:
Borrowing	–	120	–
Fund shares redeemed	39	366	1,183
Investment securities purchased	16	–	360
Total Liabilities	60	607	1,741
Net Assets Applicable to Outstanding Shares	$28,845	$152,807	$897,024

Net Assets Consist of:
Capital shares and additional paid-in-capital	$26,949	$99,686	$669,301
Accumulated undistributed (overdistributed) net investment income (loss)	682	3,352	25,895
Accumulated undistributed (overdistributed) net realized gain (loss)	(376)	11,491	67,479
Net unrealized appreciation (depreciation) of investments	1,590	38,278	134,349
Total Net Assets	$28,845	$152,807	$897,024
Capital Stock (par value: $.01 per share):
Shares authorized	100,000	300,000	300,000
Net Asset Value Per Share:
Class 1: Net Assets	$28,845	$151,309	$797,052
Shares issued and outstanding	2,480	7,168	47,478
Net Asset Value per share	$11.63	$21.11	$16.79
Class 2: Net Assets	N/A	$1,498	$99,972
Shares issued and outstanding		71	6,013
Net Asset Value per share		$21.20	$16.63

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2015 (unaudited)

	SAM
	Conservative	SAM
	Balanced	Conservative	SAM Flexible
Amounts in thousands, except per share amounts	Portfolio	Growth Portfolio	Income Portfolio
Investment in affiliated Accounts--at cost	$196,818	$263,672	$210,397
Assets
Investment in affiliated Accounts--at value	$221,611	$308,148	$234,321
Receivables:
Dividends and interest	110	91	205
Fund shares sold	45	61	2
Investment securities sold	84	129	309
Total Assets	221,850	308,429	234,837
Liabilities
Accrued management and investment advisory fees	41	57	44
Accrued distribution fees	4	22	4
Accrued directors' expenses	2	2	2
Accrued other expenses	4	4	4
Payables:
Fund shares redeemed	129	191	311
Investment securities purchased	110	91	206
Total Liabilities	290	367	571
Net Assets Applicable to Outstanding Shares	$221,560	$308,062	$234,266

Net Assets Consist of:
Capital shares and additional paid-in-capital	$181,354	$240,953	$198,124
Accumulated undistributed (overdistributed) net investment income (loss)	7,287	6,403	9,064
Accumulated undistributed (overdistributed) net realized gain (loss)	8,126	16,230	3,154
Net unrealized appreciation (depreciation) of investments	24,793	44,476	23,924
Total Net Assets	$221,560	$308,062	$234,266
Capital Stock (par value: $.01 per share):
Shares authorized	200,000	200,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$203,342	$201,691	$212,836
Shares issued and outstanding	15,915	10,394	15,957
Net Asset Value per share	$12.78	$19.40	$13.34
Class 2: Net Assets	$18,218	$106,371	$21,430
Shares issued and outstanding	1,441	5,547	1,621
Net Asset Value per share	$12.64	$19.18	$13.22

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2015 (unaudited)

	SAM Strategic	Short-Term	SmallCap
Amounts in thousands, except per share amounts	Growth Portfolio	Income Account	Blend Account
Investment in securities--at cost	$–	$253,608	$220,697
Investment in affiliated Accounts--at cost	$214,814	$–	$–
Assets
Investment in securities--at value	$–	$254,310	$238,283
Investment in affiliated Accounts--at value	244,748	–	–
Cash	–	50	–
Deposits with counterparty	–	–	21
Receivables:
Dividends and interest	72	1,404	263
Expense reimbursement from Manager	–	2	–
Fund shares sold	61	25	46
Investment securities sold	–	547	3,020
Variation margin on financial derivative instruments	–	–	2
Total Assets	244,881	256,338	241,635
Liabilities
Accrued management and investment advisory fees	46	103	161
Accrued distribution fees	21	–	1
Accrued directors' expenses	2	2	2
Accrued other expenses	4	5	48
Payables:
Fund shares redeemed	15	184	469
Investment securities purchased	117	1,174	3,265
Total Liabilities	205	1,468	3,946
Net Assets Applicable to Outstanding Shares	$244,676	$254,870	$237,689

Net Assets Consist of:
Capital shares and additional paid-in-capital	$194,090	$264,593	$203,249
Accumulated undistributed (overdistributed) net investment income (loss)	5,021	6,426	316
Accumulated undistributed (overdistributed) net realized gain (loss)	15,631	(16,851)	16,544
Net unrealized appreciation (depreciation) of investments	29,934	702	17,580
Total Net Assets	$244,676	$254,870	$237,689
Capital Stock (par value: $.01 per share):
Shares authorized	200,000	400,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$145,079	$253,265	$232,906
Shares issued and outstanding	6,768	97,109	15,340
Net Asset Value per share	$21.44	$2.61	$15.18
Class 2: Net Assets	$99,597	$1,605	$4,783
Shares issued and outstanding	4,695	618	315
Net Asset Value per share	$21.21	$2.60	$15.17

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2015 (unaudited)

		Bond & Mortgage
		Securities	Bond Market
Amounts in thousands	Balanced Account	Account(a)	Index Account
Net Investment Income (Loss)
Income:
Dividends	$317	$43	$–
Withholding tax	(5)	–	–
Interest	273	5,043	17,894
Total Income	585	5,086	17,894
Expenses:
Management and investment advisory fees	148	699	2,254
Custodian fees	9	10	20
Directors' expenses	2	4	15
Professional fees	2	2	2
Other expenses	–	1	1
Total Expenses	161	716	2,292
Net Investment Income (Loss)	424	4,370	15,602

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	2,041	620	3,304
Futures contracts	4	(214)	–
Short sales	–	–	(5)
Swap agreements	–	6	–
Change in unrealized appreciation/depreciation of:
Investments	(1,517)	(3,584)	(24,147)
Futures contracts	(1)	(135)	–
Swap agreements	–	(190)	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	527	(3,497)	(20,848)
Net Increase (Decrease) in Net Assets Resulting from Operations	$951	$873	$(5,246)

(a) Class 2 shares commenced operations on May 1, 2015.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2015 (unaudited)

		Diversified
	Diversified	Balanced Managed	Diversified
Amounts in thousands	Balanced Account	Volatility Account	Growth Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Accounts	$–	$–	$–
Total Income	–	–	–
Expenses:
Management and investment advisory fees	258	25	750
Distribution Fees - Class 2	1,289	130	3,751
Directors' expenses	9	2	23
Professional fees	1	1	1
Other expenses	1	–	2
Total Expenses	1,558	158	4,527
Net Investment Income (Loss)	(1,558)	(158)	(4,527)

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions in affiliated Accounts	532	(1)	569
Change in unrealized appreciation/depreciation of:
Investments in affiliated Accounts	10,054	475	40,873
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	10,586	474	41,442
Net Increase (Decrease) in Net Assets Resulting from Operations	$9,028	$316	$36,915

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2015 (unaudited)

	Diversified Growth		Diversified
	Managed	Diversified	International
Amounts in thousands	Volatility Account	Income Account	Account
Net Investment Income (Loss)
Income:
Dividends	$–	$–	$7,837
Withholding tax	–	–	(871)
Total Income	–	–	6,966
Expenses:
Management and investment advisory fees	46	44	1,679
Distribution Fees - Class 2	229	219	2
Custodian fees	–	–	58
Directors' expenses	2	2	4
Professional fees	1	1	10
Other expenses	–	–	2
Total Expenses	278	266	1,755
Net Investment Income (Loss)	(278)	(266)	5,211

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	–	–	14,330
Investment transactions in affiliated Accounts	(1)	37	–
Foreign currency transactions	–	–	(144)
Change in unrealized appreciation/depreciation of:
Investments (net of deferred foreign tax payable of $0, $0 and $26, respectively)	–	–	3,066
Investments in affiliated Accounts	1,431	914	–
Translation of assets and liabilities in foreign currencies	–	–	(12)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	1,430	951	17,240
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,152	$685	$22,451

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2015 (unaudited)

		Government &
	Equity	High Quality
Amounts in thousands	Income Account	Bond Account	Income Account
Net Investment Income (Loss)
Income:
Dividends	$9,498	$–	$–
Withholding tax	(171)	–	–
Interest	2	4,770	5,746
Total Income	9,329	4,770	5,746
Expenses:
Management and investment advisory fees	1,479	775	689
Distribution Fees - Class 2	32	2	4
Custodian fees	8	2	1
Directors' expenses	6	4	3
Professional fees	2	2	2
Other expenses	1	–	–
Total Expenses	1,528	785	699
Net Investment Income (Loss)	7,801	3,985	5,047

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	20,082	203	1,153
Foreign currency transactions	(1)	–	–
Change in unrealized appreciation/depreciation of:
Investments	(28,991)	(2,677)	(4,349)
Translation of assets and liabilities in foreign currencies	(1)	–	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	(8,911)	(2,474)	(3,196)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,110)	$1,511	$1,851

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2015 (unaudited)

	International
	Emerging	LargeCap	LargeCap
Amounts in thousands	Markets Account(a)	Growth Account	Growth Account I(a)
Net Investment Income (Loss)
Income:
Dividends	$1,570	$539	$1,075
Withholding tax	(138)	(1)	(2)
Interest	–	–	2
Total Income	1,432	538	1,075
Expenses:
Management and investment advisory fees	658	424	928
Distribution Fees - Class 2	–	1	–
Custodian fees	54	1	8
Directors' expenses	2	2	3
Professional fees	13	2	2
Total Gross Expenses	727	430	941
Less: Reimbursement from Manager	–	–	20
Total Net Expenses	727	430	921
Net Investment Income (Loss)	705	108	154

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	1,105	3,720	12,332
Foreign currency transactions	(94)	–	–
Futures contracts	–	–	275
Change in unrealized appreciation/depreciation of:
Investments (net of deferred foreign tax payable of $27, $0 and $0, respectively)	1,946	3,493	(309)
Futures contracts	–	–	(203)
Translation of assets and liabilities in foreign currencies	4	–	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	2,961	7,213	12,095
Net Increase (Decrease) in Net Assets Resulting from Operations	$3,666	$7,321	$12,249

(a) Class 2 shares commenced operations on May 1, 2015.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2015 (unaudited)

		LargeCap S&P 500
	LargeCap S&P 500	Managed Volatility	LargeCap
Amounts in thousands	Index Account(a)	Index Account	Value Account(a)
Net Investment Income (Loss)
Income:
Dividends	$19,481	$1,065	$1,865
Withholding tax	(3)	–	–
Interest	5	2	–
Total Income	19,483	1,067	1,865
Expenses:
Management and investment advisory fees	2,420	267	497
Custodian fees	5	7	2
Directors' expenses	16	2	2
Professional fees	2	2	2
Other expenses	11	1	–
Total Expenses	2,454	279	503
Net Investment Income (Loss)	17,029	788	1,362

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	12,168	(1,849)	4,828
Futures contracts	2,241	517	64
Options and swaptions	–	1,743	–
Change in unrealized appreciation/depreciation of:
Investments	(8,504)	(558)	(6,192)
Futures contracts	(1,411)	(137)	(78)
Options and swaptions	–	(155)	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	4,494	(439)	(1,378)
Net Increase (Decrease) in Net Assets Resulting from Operations	$21,523	$349	$(16)

(a) Class 2 shares commenced operations on May 1, 2015.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2015 (unaudited)

			Principal Capital
		Money	Appreciation
Amounts in thousands	MidCap Account	Market Account	Account
Net Investment Income (Loss)
Income:
Dividends	$2,960	$–	$881
Withholding tax	(63)	–	–
Interest	–	242	–
Total Income	2,897	242	881
Expenses:
Management and investment advisory fees	1,832	608	297
Distribution Fees - Class 2	20	2	9
Custodian fees	3	5	4
Directors' expenses	6	3	2
Professional fees	2	2	2
Other expenses	2	–	–
Total Gross Expenses	1,865	620	314
Less: Reimbursement from Manager - Class 1	–	374	–
Less: Reimbursement from Manager - Class 2	–	2	–
Less: Reimbursement from Distributor - Class 2	–	2	–
Total Net Expenses	1,865	242	314
Net Investment Income (Loss)	1,032	–	567

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	59,306	2	2,386
Change in unrealized appreciation/depreciation of:
Investments	(25,152)	–	(1,383)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	34,154	2	1,003
Net Increase (Decrease) in Net Assets Resulting from Operations	$35,186	$2	$1,570

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2015 (unaudited)

	Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands	2010 Account	2020 Account(a)	2030 Account(a)
Net Investment Income (Loss)
Income:
Dividends from affiliated Accounts	$101	$399	$210
Total Income	101	399	210
Expenses:
Management and investment advisory fees	7	31	18
Directors' expenses	1	3	2
Professional fees	1	1	1
Total Expenses	9	35	21
Net Investment Income (Loss)	92	364	189

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions in affiliated Accounts	573	2,957	2,083
Change in unrealized appreciation/depreciation of:
Investments in affiliated Accounts	62	657	438
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	635	3,614	2,521
Net Increase (Decrease) in Net Assets Resulting from Operations	$727	$3,978	$2,710

(a) Class 2 shares commenced operations on May 1, 2015.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2015 (unaudited)

	Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands	2040 Account(a)	2050 Account(a)	2060 Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Accounts	$53	$28	$2
Total Income	53	28	2
Expenses:
Management and investment advisory fees	7	3	–
Directors' expenses	1	1	1
Professional fees	1	1	2
Total Gross Expenses	9	5	3
Less: Reimbursement from Manager - Class 1	–	–	2
Total Net Expenses	9	5	1
Net Investment Income (Loss)	44	23	1

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions in affiliated Accounts	220	173	1
Change in unrealized appreciation/depreciation of:
Investments in affiliated Accounts	881	469	24
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	1,101	642	25
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,145	$665	$26

(a) Class 2 shares commenced operations on May 1, 2015.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2015 (unaudited)

	Principal LifeTime
	Strategic	Real Estate	SAM
Amounts in thousands	Income Account	Securities Account	Balanced Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated Accounts	$80	$–	$1,576
Dividends	–	1,605	–
Total Income	80	1,605	1,576
Expenses:
Management and investment advisory fees	4	742	1,032
Distribution Fees - Class 2	N/A	1	125
Custodian fees	–	1	–
Directors' expenses	1	3	9
Professional fees	1	2	1
Other expenses	–	–	1
Total Expenses	6	749	1,168
Net Investment Income (Loss)	74	856	408

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	–	7,123	–
Investment transactions in affiliated Accounts	483	–	7,753
Change in unrealized appreciation/depreciation of:
Investments	–	(16,870)	–
Investments in affiliated Accounts	(237)	–	7,459
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	246	(9,747)	15,212
Net Increase (Decrease) in Net Assets Resulting from Operations	$320	$(8,891)	$15,620

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2015 (unaudited)

	SAM Conservative	SAM Conservative	SAM Flexible
Amounts in thousands	Balanced Portfolio	Growth Portfolio	Income Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated Accounts	$580	$281	$1,079
Total Income	580	281	1,079
Expenses:
Management and investment advisory fees	251	345	266
Distribution Fees - Class 2	22	131	26
Directors' expenses	3	4	3
Professional fees	1	1	1
Total Expenses	277	481	296
Net Investment Income (Loss)	303	(200)	783

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions in affiliated Accounts	777	929	1,437
Change in unrealized appreciation/depreciation of:
Investments in affiliated Accounts	2,063	5,257	(143)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	2,840	6,186	1,294
Net Increase (Decrease) in Net Assets Resulting from Operations	$3,143	$5,986	$2,077

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2015 (unaudited)

	SAM Strategic	Short-Term	SmallCap
Amounts in thousands	Growth Portfolio	Income Account	Blend Account (a)
Net Investment Income (Loss)
Income:
Dividends from affiliated Accounts	$204	$–	$–
Dividends	–	–	762
Interest	–	2,600	1
Securities lending - net	–	–	1
Total Income	204	2,600	764
Expenses:
Management and investment advisory fees	272	633	554
Distribution Fees - Class 2	123	2	2
Custodian fees	–	3	3
Directors' expenses	3	3	2
Professional fees	1	2	2
Total Gross Expenses	399	643	563
Less: Reimbursement from Manager - Class 1	–	13	–
Total Net Expenses	399	630	563
Net Investment Income (Loss)	(195)	1,970	201

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	–	(58)	9,524
Investment transactions in affiliated Accounts	870	–	–
Futures contracts	–	–	79
Change in unrealized appreciation/depreciation of:
Investments	–	135	(1,320)
Investments in affiliated Accounts	4,121	–	–
Futures contracts	–	–	(44)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	4,991	77	8,239
Net Increase (Decrease) in Net Assets Resulting from Operations	$4,796	$2,047	$8,440

(a) Class 2 shares commenced operations on February 17, 2015.

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

			Bond & Mortgage
Amounts in thousands	Balanced Account		Securities Account
	Period	Year Ended	Period	Year Ended
	Ended June	December	Ended June	December
	30, 2015	31, 2014	30, 2015 (a)	31, 2014
Operations
Net investment income (loss)	$424	$820	$4,370	$8,817
Net realized gain (loss) on investments, foreign currencies, futures,
options and swaptions, short sales, and swap agreements	2,045	4,344	412	5,329
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies	(1,518)	(854)	(3,909)	1,986
Net Increase (Decrease) in Net Assets Resulting from Operations	951	4,310	873	16,132

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(877)	–	(9,821)
Total Dividends and Distributions	–	(877)	–	(9,821)

Capital Share Transactions
Shares sold:
Class 1	685	1,942	17,822	63,624
Class 2	N/A	N/A	10	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	–	877	–	9,821
Shares redeemed:
Class 1	(3,760)	(7,297)	(27,964)	(74,198)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(3,075)	(4,478)	(10,132)	(753)
Total Increase (Decrease)	(2,124)	(1,045)	(9,259)	5,558

Net Assets
Beginning of period	50,588	51,633	321,735	316,177
End of period (including undistributed net investment income as set forth below)	$48,464	$50,588	$312,476	$321,735
Undistributed (Overdistributed) Net Investment Income (Loss)	$1,254	$830	$13,214	$8,844

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	35	105	1,543	5,552
Class 2	N/A	N/A	1	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	–	47	–	860
Shares redeemed:
Class 1	(192)	(393)	(2,413)	(6,461)
Net Increase (Decrease)	(157)	(241)	(869)	(49)

(a)	Period from May 1, 2015, date operations commenced, through June 30, 2015 for Class 2 shares.

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Amounts in thousands	Bond Market Index Account		Diversified Balanced Account
	Period	Year Ended	Period	Year Ended
	Ended June	December	Ended June	December
	30, 2015	31, 2014	30, 2015	31, 2014
Operations
Net investment income (loss)	$15,602	$25,101	$(1,558)	$10,356
Net realized gain (loss) on investments, foreign currencies, futures,
options and swaptions, short sales, and swap agreements	3,299	10,525	532	11,579
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies	(24,147)	45,396	10,054	44,669
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,246)	81,022	9,028	66,604

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(16,426)	N/A	N/A
Class 2	N/A	N/A	–	(8,431)
From net realized gain on investments:
Class 2	N/A	N/A	–	(10,099)
Total Dividends and Distributions	–	(16,426)	–	(18,530)

Capital Share Transactions
Shares sold:
Class 1	235,672	478,804	N/A	N/A
Class 2	N/A	N/A	37,010	115,524
Shares issued in reinvestment of dividends and distributions:
Class 1	–	16,426	N/A	N/A
Class 2	N/A	N/A	–	18,530
Shares redeemed:
Class 1	(66,668)	(89,236)	N/A	N/A
Class 2	N/A	N/A	(16,805)	(27,806)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	169,004	405,994	20,205	106,248
Total Increase (Decrease)	163,758	470,590	29,233	154,322

Net Assets
Beginning of period	1,734,803	1,264,213	1,011,106	856,784
End of period (including undistributed net investment income as set forth below)	$1,898,561	$1,734,803	$1,040,339	$1,011,106
Undistributed (Overdistributed) Net Investment Income (Loss)	$43,624	$28,022	$8,795	$10,353

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	22,629	47,045	N/A	N/A
Class 2	N/A	N/A	2,534	8,223
Shares issued in reinvestment of dividends and distributions:
Class 1	–	1,607	N/A	N/A
Class 2	N/A	N/A	–	1,320
Shares redeemed:
Class 1	(6,374)	(8,784)	N/A	N/A
Class 2	N/A	N/A	(1,149)	(1,978)
Net Increase (Decrease)	16,255	39,868	1,385	7,565

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	Diversified Balanced
Amounts in thousands	Managed Volatility Account		Diversified Growth Account
	Period	Year Ended	Period	Year Ended
	Ended June	December	Ended June	December
	30, 2015	31, 2014	30, 2015	31, 2014
Operations
Net investment income (loss)	$(158)	$1,010	$(4,527)	$31,933
Net realized gain (loss) on investments, foreign currencies, futures,
options and swaptions, short sales, and swap agreements	(1)	888	569	39,162
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies	475	963	40,873	121,471
Net Increase (Decrease) in Net Assets Resulting from Operations	316	2,861	36,915	192,566

Dividends and Distributions to Shareholders
From net investment income:
Class 2	–	(3)	–	(24,839)
From net realized gain on investments:
Class 2	–	(5)	–	(32,952)
Total Dividends and Distributions	–	(8)	–	(57,791)

Capital Share Transactions
Shares sold:
Class 2	39,599	82,225	198,170	507,652
Shares issued in reinvestment of dividends and distributions:
Class 2	–	8	–	57,791
Shares redeemed:
Class 2	(1,782)	(1,446)	(17,083)	(22,353)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	37,817	80,787	181,087	543,090
Total Increase (Decrease)	38,133	83,640	218,002	677,865

Net Assets
Beginning of period	84,527	887	2,880,722	2,202,857
End of period (including undistributed net investment income as set forth below)	$122,660	$84,527	$3,098,724	$2,880,722
Undistributed (Overdistributed) Net Investment Income (Loss)	$851	$1,009	$27,398	$31,925

Increase (Decrease) in Capital Shares
Shares sold:
Class 2	3,585	7,819	12,629	33,899
Shares issued in reinvestment of dividends and distributions:
Class 2	–	1	–	3,861
Shares redeemed:
Class 2	(161)	(137)	(1,092)	(1,483)
Net Increase (Decrease)	3,424	7,683	11,537	36,277

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	Diversified Growth
Amounts in thousands	Managed Volatility Account		Diversified Income Account
	Period	Year Ended	Period	Year Ended
	Ended June	December	Ended June	December
	30, 2015	31, 2014	30, 2015	31, 2014
Operations
Net investment income (loss)	$(278)	$2,223	$(266)	$1,446
Net realized gain (loss) on investments, foreign currencies, futures,
options and swaptions, short sales, and swap agreements	(1)	2,049	37	1,277
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies	1,431	1,531	914	6,491
Net Increase (Decrease) in Net Assets Resulting from Operations	1,152	5,803	685	9,214

Dividends and Distributions to Shareholders
From net investment income:
Class 2	–	(15)	–	(784)
From net realized gain on investments:
Class 2	–	(29)	–	(824)
Total Dividends and Distributions	–	(44)	–	(1,608)

Capital Share Transactions
Shares sold:
Class 2	63,651	144,628	20,927	66,377
Shares issued in reinvestment of dividends and distributions:
Class 2	–	44	–	1,608
Shares redeemed:
Class 2	(2,089)	(2,747)	(10,953)	(19,066)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	61,562	141,925	9,974	48,919
Total Increase (Decrease)	62,714	147,684	10,659	56,525

Net Assets
Beginning of period	151,672	3,988	168,562	112,037
End of period (including undistributed net investment income as set forth below)	$214,386	$151,672	$179,221	$168,562
Undistributed (Overdistributed) Net Investment Income (Loss)	$1,945	$2,223	$1,180	$1,446

Increase (Decrease) in Capital Shares
Shares sold:
Class 2	5,679	13,663	1,715	5,657
Shares issued in reinvestment of dividends and distributions:
Class 2	–	4	–	136
Shares redeemed:
Class 2	(187)	(258)	(900)	(1,634)
Net Increase (Decrease)	5,492	13,409	815	4,159

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	Diversified
Amounts in thousands	International Account		Equity Income Account
	Period	Year Ended	Period	Year Ended
	Ended June	December	Ended June	December
	30, 2015	31, 2014	30, 2015	31, 2014
Operations
Net investment income (loss)	$5,211	$7,938	$7,801	$16,715
Net realized gain (loss) on investments, foreign currencies, futures,
options and swaptions, short sales, and swap agreements	14,186	31,940	20,081	48,459
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies	3,054	(54,005)	(28,992)	12,687
Net Increase (Decrease) in Net Assets Resulting from Operations	22,451	(14,127)	(1,110)	77,861

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(10,543)	–	(15,060)
Class 2	–	(25)	–	(542)
Total Dividends and Distributions	–	(10,568)	–	(15,602)

Capital Share Transactions
Shares sold:
Class 1	10,859	18,555	21,183	27,917
Class 2	187	112	1,006	712
Shares issued in reinvestment of dividends and distributions:
Class 1	–	10,543	–	15,060
Class 2	–	25	–	542
Shares redeemed:
Class 1	(65,119)	(76,371)	(54,134)	(133,970)
Class 2	(91)	(261)	(1,223)	(2,974)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(54,164)	(47,397)	(33,168)	(92,713)
Total Increase (Decrease)	(31,713)	(72,092)	(34,278)	(30,454)

Net Assets
Beginning of period	430,460	502,552	624,898	655,352
End of period (including undistributed net investment income as set forth below)	$398,747	$430,460	$590,620	$624,898
Undistributed (Overdistributed) Net Investment Income (Loss)	$11,322	$6,111	$26,892	$19,091

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	732	1,256	915	1,264
Class 2	13	8	44	32
Shares issued in reinvestment of dividends and distributions:
Class 1	–	707	–	684
Class 2	–	2	–	25
Shares redeemed:
Class 1	(4,570)	(5,196)	(2,318)	(6,039)
Class 2	(6)	(18)	(53)	(136)
Net Increase (Decrease)	(3,831)	(3,241)	(1,412)	(4,170)

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	Government & High
Amounts in thousands	Quality Bond Account		Income Account
	Period	Year Ended	Period	Year Ended
	Ended June	December	Ended June	December
	30, 2015	31, 2014	30, 2015	31, 2014
Operations
Net investment income (loss)	$3,985	$8,789	$5,047	$11,190
Net realized gain (loss) on investments, foreign currencies, futures,
options and swaptions, short sales, and swap agreements	203	2,348	1,153	2,029
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies	(2,677)	6,201	(4,349)	1,774
Net Increase (Decrease) in Net Assets Resulting from Operations	1,511	17,338	1,851	14,993

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(12,571)	–	(12,529)
Class 2	–	(31)	–	(128)
Total Dividends and Distributions	–	(12,602)	–	(12,657)

Capital Share Transactions
Shares sold:
Class 1	8,888	23,451	7,354	11,225
Class 2	940	69	4	19
Shares issued in reinvestment of dividends and distributions:
Class 1	–	12,571	–	12,529
Class 2	–	31	–	128
Shares redeemed:
Class 1	(22,739)	(105,587)	(12,025)	(19,783)
Class 2	(49)	(128)	(372)	(541)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(12,960)	(69,593)	(5,039)	3,577
Total Increase (Decrease)	(11,449)	(64,857)	(3,188)	5,913

Net Assets
Beginning of period	315,425	380,282	278,633	272,720
End of period (including undistributed net investment income as set forth below)	$303,976	$315,425	$275,445	$278,633
Undistributed (Overdistributed) Net Investment Income (Loss)	$13,969	$9,984	$15,217	$10,170

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	843	2,244	675	1,028
Class 2	89	7	–	2
Shares issued in reinvestment of dividends and distributions:
Class 1	–	1,219	–	1,165
Class 2	–	3	–	12
Shares redeemed:
Class 1	(2,160)	(10,065)	(1,103)	(1,835)
Class 2	(5)	(12)	(34)	(50)
Net Increase (Decrease)	(1,233)	(6,604)	(462)	322

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	International Emerging
Amounts in thousands	Markets Account		LargeCap Growth Account
	Period	Year Ended	Period	Year Ended
	Ended June	December	Ended June	December
	30, 2015 (a)	31, 2014	30, 2015	31, 2014
Operations
Net investment income (loss)	$705	$1,419	$108	$140
Net realized gain (loss) on investments, foreign currencies, futures,
options and swaptions, short sales, and swap agreements	1,011	(338)	3,720	9,440
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies	1,950	(5,001)	3,493	2,705
Net Increase (Decrease) in Net Assets Resulting from Operations	3,666	(3,920)	7,321	12,285

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(1,021)	–	(664)
Class 2	–	N/A	–	(2)
Total Dividends and Distributions	–	(1,021)	–	(666)

Capital Share Transactions
Shares sold:
Class 1	6,255	11,838	4,164	28,520
Class 2	14	N/A	356	64
Shares issued in reinvestment of dividends and distributions:
Class 1	–	1,021	–	664
Class 2	–	N/A	–	2
Shares redeemed:
Class 1	(8,589)	(18,132)	(10,249)	(17,781)
Class 2	–	N/A	(70)	(188)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(2,320)	(5,273)	(5,799)	11,281
Total Increase (Decrease)	1,346	(10,214)	1,522	22,900

Net Assets
Beginning of period	103,091	113,305	123,752	100,852
End of period (including undistributed net investment income as set forth below)	$104,437	$103,091	$125,274	$123,752
Undistributed (Overdistributed) Net Investment Income (Loss)	$2,203	$1,498	$281	$173

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	394	751	162	1,243
Class 2	1	N/A	14	3
Shares issued in reinvestment of dividends and distributions:
Class 1	–	61	–	28
Shares redeemed:
Class 1	(544)	(1,144)	(398)	(767)
Class 2	–	N/A	(3)	(8)
Net Increase (Decrease)	(149)	(332)	(225)	499

(a)	Period from May 1, 2015, date operations commenced, through June 30, 2015 for Class 2 shares.

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

			LargeCap S&P 500
Amounts in thousands	LargeCap Growth Account I		Index Account
	Period	Year Ended	Period	Year Ended
	Ended June	December	Ended June	December
	30, 2015 (a)	31, 2014	30, 2015 (a)	31, 2014
Operations
Net investment income (loss)	$154	$260	$17,029	$29,303
Net realized gain (loss) on investments, foreign currencies, futures,
options and swaptions, short sales, and swap agreements	12,607	37,938	14,409	24,226
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies	(512)	(18,526)	(9,915)	163,750
Net Increase (Decrease) in Net Assets Resulting from Operations	12,249	19,672	21,523	217,279

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(280)	–	(21,549)
From net realized gain on investments:
Class 1	–	(43,706)	–	(38,504)
Total Dividends and Distributions	–	(43,986)	–	(60,053)

Capital Share Transactions
Shares sold:
Class 1	9,883	16,931	166,972	326,836
Class 2	10	N/A	10	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	–	43,986	–	60,053
Shares redeemed:
Class 1	(16,028)	(57,008)	(81,249)	(171,432)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(6,135)	3,909	85,733	215,457
Total Increase (Decrease)	6,114	(20,405)	107,256	372,683

Net Assets
Beginning of period	239,629	260,034	1,863,035	1,490,352
End of period (including undistributed net investment income as set forth below)	$245,743	$239,629	$1,970,291	$1,863,035
Undistributed (Overdistributed) Net Investment Income (Loss)	$523	$369	$46,455	$29,426

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	329	547	11,276	23,662
Class 2	–	N/A	1	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	–	1,609	–	4,352
Shares redeemed:
Class 1	(537)	(1,788)	(5,410)	(12,123)
Net Increase (Decrease)	(208)	368	5,867	15,891

(a)	Period from May 1, 2015, date operations commenced, through June 30, 2015 for Class 2 shares.

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	LargeCap S&P 500 Managed
Amounts in thousands	Volatility Index Account		LargeCap Value Account
	Period	Year Ended	Period	Year Ended
	Ended June	December	Ended June	December
	30, 2015	31, 2014	30, 2015 (a)	31, 2014
Operations
Net investment income (loss)	$788	$661	$1,362	$2,432
Net realized gain (loss) on investments, foreign currencies, futures,
options and swaptions, short sales, and swap agreements	411	1,026	4,892	17,996
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies	(850)	5,510	(6,270)	(2,617)
Net Increase (Decrease) in Net Assets Resulting from Operations	349	7,197	(16)	17,811

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(666)	–	(3,512)
From net realized gain on investments:
Class 1	–	(3,250)	–	(23,015)
Total Dividends and Distributions	–	(3,916)	–	(26,527)

Capital Share Transactions
Shares sold:
Class 1	44,510	93,318	3,110	8,230
Class 2	N/A	N/A	10	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	–	3,916	–	26,527
Shares redeemed:
Class 1	(4,168)	(10,618)	(11,943)	(23,070)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	40,342	86,616	(8,823)	11,687
Total Increase (Decrease)	40,691	89,897	(8,839)	2,971

Net Assets
Beginning of period	97,236	7,339	170,673	167,702
End of period (including undistributed net investment income as set forth below)	$137,927	$97,236	$161,834	$170,673
Undistributed (Overdistributed) Net Investment Income (Loss)	$788	$–	$3,810	$2,448

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	3,908	8,565	92	230
Shares issued in reinvestment of dividends and distributions:
Class 1	–	346	–	829
Shares redeemed:
Class 1	(362)	(946)	(353)	(651)
Net Increase (Decrease)	3,546	7,965	(261)	408

(a)	Period from May 1, 2015, date operations commenced, through June 30, 2015 for Class 2 shares.

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Amounts in thousands	MidCap Account		Money Market Account
	Period	Year Ended	Period	Year Ended
	Ended June	December	Ended June	December
	30, 2015	31, 2014	30, 2015	31, 2014
Operations
Net investment income (loss)	$1,032	$3,843	$–	$–
Net realized gain (loss) on investments, foreign currencies, futures,
options and swaptions, short sales, and swap agreements	59,306	72,862	2	–
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies	(25,152)	3,163	–	–
Net Increase (Decrease) in Net Assets Resulting from Operations	35,186	79,868	2	–

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(3,218)	–	–
Class 2	–	(44)	–	–
From net realized gain on investments:
Class 1	–	(55,916)	–	–
Class 2	–	(1,367)	–	–
Total Dividends and Distributions	–	(60,545)	–	–

Capital Share Transactions
Shares sold:
Class 1	14,653	58,293	76,934	146,475
Class 2	152	341	6,177	295
Shares issued in reinvestment of dividends and distributions:
Class 1	–	59,134	–	–
Class 2	–	1,411	–	–
Shares redeemed:
Class 1	(51,618)	(109,369)	(86,462)	(150,680)
Class 2	(681)	(1,335)	(4,982)	(320)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(37,494)	8,475	(8,333)	(4,230)
Total Increase (Decrease)	(2,308)	27,798	(8,331)	(4,230)

Net Assets
Beginning of period	692,796	664,998	279,837	284,067
End of period (including undistributed net investment income as set forth below)	$690,488	$692,796	$271,506	$279,837
Undistributed (Overdistributed) Net Investment Income (Loss)	$5,535	$4,503	$–	$–

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	235	987	76,934	146,475
Class 2	2	6	6,177	295
Shares issued in reinvestment of dividends and distributions:
Class 1	–	1,037	–	–
Class 2	–	25	–	–
Shares redeemed:
Class 1	(810)	(1,836)	(86,462)	(150,680)
Class 2	(11)	(22)	(4,982)	(320)
Net Increase (Decrease)	(584)	197	(8,333)	(4,230)

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	Principal Capital		Principal
Amounts in thousands	Appreciation Account		LifeTime 2010 Account
	Period	Year Ended	Period	Year Ended
	Ended June	December	Ended June	December
	30, 2015	31, 2014	30, 2015	31, 2014
Operations
Net investment income (loss)	$567	$378	$92	$987
Net realized gain (loss) on investments, foreign currencies, futures,
options and swaptions, short sales, and swap agreements	2,386	3,036	573	1,561
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies	(1,383)	1,130	62	(213)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,570	4,544	727	2,335

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(1,007)	–	(1,067)
Class 2	–	(188)	N/A	N/A
From net realized gain on investments:
Class 1	–	(5,104)	–	–
Class 2	–	(1,024)	N/A	N/A
Total Dividends and Distributions	–	(7,323)	–	(1,067)

Capital Share Transactions
Shares sold:
Class 1	1,679	1,823	3,967	6,935
Class 2	455	496	N/A	N/A
Shares issued in acquisition:
Class 1	139,230	N/A	N/A	N/A
Class 2	1,001	N/A	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	–	6,111	–	1,067
Class 2	–	1,212	N/A	N/A
Shares redeemed:
Class 1	(7,890)	(4,508)	(6,263)	(10,733)
Class 2	(871)	(713)	N/A	N/A
Net Increase (Decrease) in Net Assets from Capital Share Transactions	133,604	4,421	(2,296)	(2,731)
Total Increase (Decrease)	135,174	1,642	(1,569)	(1,463)

Net Assets
Beginning of period	40,081	38,439	47,312	48,775
End of period (including undistributed net investment income as set forth below)	$175,255	$40,081	$45,743	$47,312
Undistributed (Overdistributed) Net Investment Income (Loss)	$986	$419	$1,077	$985

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	73	77	309	554
Class 2	20	23	N/A	N/A
Shares issued in acquisition:
Class 1	6,089	N/A	N/A	N/A
Class 2	44	N/A	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	–	290	–	85
Class 2	–	58	N/A	N/A
Shares redeemed:
Class 1	(342)	(191)	(489)	(855)
Class 2	(39)	(31)	N/A	N/A
Net Increase (Decrease)	5,845	226	(180)	(216)

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	Principal		Principal
Amounts in thousands	LifeTime 2020 Account		LifeTime 2030 Account
	Period	Year Ended	Period	Year Ended
	Ended June	December	Ended June	December
	30, 2015 (a)	31, 2014	30, 2015 (a)	31, 2014
Operations
Net investment income (loss)	$364	$5,283	$189	$3,047
Net realized gain (loss) on investments, foreign currencies, futures,
options and swaptions, short sales, and swap agreements	2,957	9,308	2,083	4,444
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies	657	(2,278)	438	(747)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,978	12,313	2,710	6,744

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(5,146)	–	(2,464)
Class 2	–	N/A	–	N/A
From net realized gain on investments:
Class 1	–	(4,522)	–	(17,388)
Class 2	–	N/A	–	N/A
Total Dividends and Distributions	–	(9,668)	–	(19,852)

Capital Share Transactions
Shares sold:
Class 1	14,793	23,861	10,475	17,100
Class 2	10	N/A	10	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	–	9,668	–	19,852
Class 2	–	N/A	–	N/A
Shares redeemed:
Class 1	(24,975)	(52,689)	(11,439)	(15,673)
Class 2	–	N/A	–	N/A
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(10,172)	(19,160)	(954)	21,279
Total Increase (Decrease)	(6,194)	(16,515)	1,756	8,171

Net Assets
Beginning of period	211,470	227,985	116,965	108,794
End of period (including undistributed net investment income as set forth below)	$205,276	$211,470	$118,721	$116,965
Undistributed (Overdistributed) Net Investment Income (Loss)	$5,646	$5,282	$3,235	$3,046

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	1,051	1,732	831	1,269
Class 2	1	N/A	1	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	–	709	–	1,630
Class 2	–	N/A	–	N/A
Shares redeemed:
Class 1	(1,770)	(3,828)	(902)	(1,165)
Class 2	–	N/A	–	N/A
Net Increase (Decrease)	(718)	(1,387)	(70)	1,734

(a)	Period from May 1, 2015, date operations commenced, through June 30, 2015 for Class 2 shares.

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	Principal		Principal
Amounts in thousands	LifeTime 2040 Account		LifeTime 2050 Account
	Period	Year Ended	Period	Year Ended
	Ended June	December	Ended June	December
	30, 2015 (a)	31, 2014	30, 2015 (a)	31, 2014
Operations
Net investment income (loss)	$44	$1,129	$23	$603
Net realized gain (loss) on investments, foreign currencies, futures,
options and swaptions, short sales, and swap agreements	220	1,626	173	1,067
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies	881	(415)	469	(233)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,145	2,340	665	1,437

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(805)	–	(471)
From net realized gain on investments:
Class 1	–	(2,699)	–	(1,847)
Total Dividends and Distributions	–	(3,504)	–	(2,318)

Capital Share Transactions
Shares sold:
Class 1	7,025	9,865	3,743	5,164
Class 2	10	N/A	33	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	–	3,504	–	2,318
Shares redeemed:
Class 1	(4,034)	(6,835)	(3,163)	(6,807)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	3,001	6,534	613	675
Total Increase (Decrease)	4,146	5,370	1,278	(206)

Net Assets
Beginning of period	42,304	36,934	21,796	22,002
End of period (including undistributed net investment income as set forth below)	$46,450	$42,304	$23,074	$21,796
Undistributed (Overdistributed) Net Investment Income (Loss)	$1,173	$1,129	$626	$603

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	472	665	258	355
Class 2	1	N/A	2	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	–	246	–	166
Shares redeemed:
Class 1	(271)	(465)	(217)	(455)
Net Increase (Decrease)	202	446	43	66

(a)	Period from May 1, 2015, date operations commenced, through June 30, 2015 for Class 2 shares.

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	Principal		Principal LifeTime
Amounts in thousands	LifeTime 2060 Account		Strategic Income Account
	Period	Year Ended	Period	Year Ended
	Ended June	December	Ended June	December
	30, 2015	31, 2014	30, 2015	31, 2014
Operations
Net investment income (loss)	$1	$22	$74	$609
Net realized gain (loss) on investments, foreign currencies, futures,
options and swaptions, short sales, and swap agreements	1	32	483	730
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies	24	6	(237)	17
Net Increase (Decrease) in Net Assets Resulting from Operations	26	60	320	1,356

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(1)	–	(766)
From net realized gain on investments:
Class 1	–	(1)	–	–
Total Dividends and Distributions	–	(2)	–	(766)

Capital Share Transactions
Shares sold:
Class 1	1,199	1,027	2,329	4,354
Shares issued in reinvestment of dividends and distributions:
Class 1	–	2	–	766
Shares redeemed:
Class 1	(105)	(290)	(3,820)	(6,858)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	1,094	739	(1,491)	(1,738)
Total Increase (Decrease)	1,120	797	(1,171)	(1,148)

Net Assets
Beginning of period	825	28	30,016	31,164
End of period (including undistributed net investment income as set forth below)	$1,945	$825	$28,845	$30,016
Undistributed (Overdistributed) Net Investment Income (Loss)	$23	$22	$682	$608

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	96	89	200	377
Shares issued in reinvestment of dividends and distributions:
Class 1	–	–	–	67
Shares redeemed:
Class 1	(8)	(24)	(327)	(597)
Net Increase (Decrease)	88	65	(127)	(153)

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	Real Estate
Amounts in thousands	Securities Account		SAM Balanced Portfolio
	Period	Year Ended	Period	Year Ended
	Ended June	December	Ended June	December
	30, 2015	31, 2014	30, 2015	31, 2014
Operations
Net investment income (loss)	$856	$2,192	$408	$25,489
Net realized gain (loss) on investments, foreign currencies, futures,
options and swaptions, short sales, and swap agreements	7,123	6,240	7,753	68,022
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies	(16,870)	32,938	7,459	(29,299)
Net Increase (Decrease) in Net Assets Resulting from Operations	(8,891)	41,370	15,620	64,212

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(2,395)	–	(23,276)
Class 2	–	(4)	–	(2,500)
From net realized gain on investments:
Class 1	–	–	–	(120,112)
Class 2	–	–	–	(14,177)
Total Dividends and Distributions	–	(2,399)	–	(160,065)

Capital Share Transactions
Shares sold:
Class 1	12,582	21,401	14,526	20,836
Class 2	1,203	189	5,299	5,050
Shares issued in reinvestment of dividends and distributions:
Class 1	–	2,395	–	143,388
Class 2	–	4	–	16,677
Shares redeemed:
Class 1	(19,185)	(24,586)	(58,428)	(165,575)
Class 2	(95)	(53)	(6,753)	(14,302)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(5,495)	(650)	(45,356)	6,074
Total Increase (Decrease)	(14,386)	38,321	(29,736)	(89,779)

Net Assets
Beginning of period	167,193	128,872	926,760	1,016,539
End of period (including undistributed net investment income as set forth below)	$152,807	$167,193	$897,024	$926,760
Undistributed (Overdistributed) Net Investment Income (Loss)	$3,352	$2,496	$25,895	$25,487

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	542	1,078	860	1,163
Class 2	53	9	317	290
Shares issued in reinvestment of dividends and distributions:
Class 1	–	119	–	8,862
Class 2	–	–	–	1,038
Shares redeemed:
Class 1	(841)	(1,258)	(3,476)	(9,257)
Class 2	(4)	(3)	(404)	(812)
Net Increase (Decrease)	(250)	(55)	(2,703)	1,284

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	SAM Conservative		SAM Conservative
Amounts in thousands	Balanced Portfolio		Growth Portfolio
	Period	Year Ended	Period	Year Ended
	Ended June	December	Ended June	December
	30, 2015	31, 2014	30, 2015	31, 2014
Operations
Net investment income (loss)	$303	$6,985	$(200)	$6,604
Net realized gain (loss) on investments, foreign currencies, futures,
options and swaptions, short sales, and swap agreements	777	11,274	929	20,264
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies	2,063	(4,698)	5,257	(6,542)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,143	13,561	5,986	20,326

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(6,281)	–	(3,414)
Class 2	–	(450)	–	(1,627)
From net realized gain on investments:
Class 1	–	(17,846)	–	(22,853)
Class 2	–	(1,393)	–	(12,440)
Total Dividends and Distributions	–	(25,970)	–	(40,334)

Capital Share Transactions
Shares sold:
Class 1	9,489	18,269	11,983	26,377
Class 2	2,593	1,589	7,810	7,412
Shares issued in reinvestment of dividends and distributions:
Class 1	–	24,127	–	26,267
Class 2	–	1,843	–	14,067
Shares redeemed:
Class 1	(15,705)	(36,531)	(12,780)	(21,167)
Class 2	(1,312)	(1,923)	(6,159)	(10,589)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(4,935)	7,374	854	42,367
Total Increase (Decrease)	(1,792)	(5,035)	6,840	22,359

Net Assets
Beginning of period	223,352	228,387	301,222	278,863
End of period (including undistributed net investment income as set forth below)	$221,560	$223,352	$308,062	$301,222
Undistributed (Overdistributed) Net Investment Income (Loss)	$7,287	$6,984	$6,403	$6,603

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	740	1,378	615	1,338
Class 2	203	124	406	378
Shares issued in reinvestment of dividends and distributions:
Class 1	–	1,943	–	1,416
Class 2	–	150	–	766
Shares redeemed:
Class 1	(1,228)	(2,767)	(656)	(1,050)
Class 2	(103)	(148)	(319)	(533)
Net Increase (Decrease)	(388)	680	46	2,315

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	SAM Flexible		SAM Strategic
Amounts in thousands	Income Portfolio		Growth Portfolio
	Period	Year Ended	Period	Year Ended
	Ended June	December	Ended June	December
	30, 2015	31, 2014	30, 2015	31, 2014
Operations
Net investment income (loss)	$783	$8,281	$(195)	$5,217
Net realized gain (loss) on investments, foreign currencies, futures,
options and swaptions, short sales, and swap agreements	1,437	6,566	870	19,399
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies	(143)	(1,072)	4,121	(6,413)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,077	13,775	4,796	18,203

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(7,762)	–	(1,996)
Class 2	–	(654)	–	(1,242)
From net realized gain on investments:
Class 1	–	(12,001)	–	(21,163)
Class 2	–	(1,089)	–	(15,284)
Total Dividends and Distributions	–	(21,506)	–	(39,685)

Capital Share Transactions
Shares sold:
Class 1	8,991	20,434	12,412	21,352
Class 2	5,278	1,049	5,531	7,817
Shares issued in reinvestment of dividends and distributions:
Class 1	–	19,763	–	23,159
Class 2	–	1,743	–	16,526
Shares redeemed:
Class 1	(13,403)	(32,361)	(9,110)	(14,336)
Class 2	(3,822)	(1,788)	(4,262)	(6,465)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(2,956)	8,840	4,571	48,053
Total Increase (Decrease)	(879)	1,109	9,367	26,571

Net Assets
Beginning of period	235,145	234,036	235,309	208,738
End of period (including undistributed net investment income as set forth below)	$234,266	$235,145	$244,676	$235,309
Undistributed (Overdistributed) Net Investment Income (Loss)	$9,064	$8,281	$5,021	$5,216

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	672	1,498	581	959
Class 2	396	78	260	354
Shares issued in reinvestment of dividends and distributions:
Class 1	–	1,509	–	1,140
Class 2	–	134	–	820
Shares redeemed:
Class 1	(1,001)	(2,366)	(426)	(626)
Class 2	(287)	(129)	(201)	(289)
Net Increase (Decrease)	(220)	724	214	2,358

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Amounts in thousands	Short-Term Income Account		SmallCap Blend Account
	Period	Year Ended	Period	Year Ended
	Ended June	December	Ended June	December
	30, 2015	31, 2014	30, 2015 (a)	31, 2014
Operations
Net investment income (loss)	$1,970	$4,463	$201	$103
Net realized gain (loss) on investments, foreign currencies, futures,
options and swaptions, short sales, and swap agreements	(58)	1,551	9,603	7,009
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies	135	(2,109)	(1,364)	(4,096)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,047	3,905	8,440	3,016

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(4,262)	–	(224)
Class 2	–	(12)	–	N/A
From net realized gain on investments:
Class 1	–	–	–	(1,866)
Total Dividends and Distributions	–	(4,274)	–	(2,090)

Capital Share Transactions
Shares sold:
Class 1	12,295	53,517	4,252	5,643
Class 2	913	96	1,496	N/A
Shares issued in acquisition:
Class 1	N/A	N/A	166,992	N/A
Class 2	N/A	N/A	4,615	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	–	4,262	–	2,090
Class 2	–	12	–	N/A
Shares redeemed:
Class 1	(28,746)	(46,298)	(11,408)	(8,762)
Class 2	(226)	(32)	(1,380)	N/A
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(15,764)	11,557	164,567	(1,029)
Total Increase (Decrease)	(13,717)	11,188	173,007	(103)

Net Assets
Beginning of period	268,587	257,399	64,682	64,785
End of period (including undistributed net investment income as set forth below)	$254,870	$268,587	$237,689	$64,682
Undistributed (Overdistributed) Net Investment Income (Loss)	$6,426	$4,456	$316	$115

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	4,720	20,614	289	414
Class 2	351	38	99	N/A
Shares issued in acquisition:
Class 1	N/A	N/A	11,187	N/A
Class 2	N/A	N/A	309	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	–	1,652	–	156
Class 2	–	4	–	N/A
Shares redeemed:
Class 1	(11,039)	(17,795)	(760)	(643)
Class 2	(87)	(12)	(93)	N/A
Net Increase (Decrease)	(6,055)	4,501	11,031	(73)

(a)	Period from February 17, 2015, date operations commenced, through June 30, 2015 for Class 2 shares.

See accompanying notes.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2015 (unaudited)

1. Organization

Principal Variable Contracts Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Balanced Account, Bond & Mortgage Securities Account, Bond Market Index Account, Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Income Account, Diversified International Account, Equity Income Account, Government & High Quality Bond Account, Income Account, International Emerging Markets Account, LargeCap Growth Account, LargeCap Growth Account I, LargeCap S&P 500 Index Account, LargeCap S&P 500 Managed Volatility Index Account, LargeCap Value Account, MidCap Account, Money Market Account, Principal Capital Appreciation Account, Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, Principal LifeTime 2060 Account, Principal LifeTime Strategic Income Account, Real Estate Securities Account, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Account and SmallCap Blend Account, (known as the “Accounts”), are presented herein.

Each of the Accounts is an investment company and applies specialized accounting and reporting under Accounting Standards Codification Topic 946, Financial Services - Investment Companies. Each of the Accounts was an investment company at all times during the period. The Accounts have not provided financial support, and are not contractually required to provide financial support to any investee.

Effective February 17, 2015, the initial purchase of $10,000 of Class 2 shares of SmallCap Blend Account was made by Principal Management Corporation (the “Manager”).

Effective April 17, 2015, Principal Capital Appreciation Account acquired all the assets and assumed all the liabilities of LargeCap Blend Account II pursuant to a plan of acquisition approved by shareholders on April 10, 2015. The purpose of the acquisition was to combine two accounts managed by Principal Management Corporation (the “Manager”) with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a tax-free exchange of 16,768,000 shares from LargeCap Blend Account II for 6,133,000 shares valued at $140,231,000 of Principal Capital Appreciation Account at an approximate exchange rate of .37 for Class 1 and Class 2 shares. The investment securities of LargeCap Blend Account II, with a fair value of approximately $133,987,000 and a cost of $121,386,000, were the primary asset acquired by Principal Capital Appreciation Account on April 17, 2015. For financial reporting purposes, assets received and shares issued by Principal Capital Appreciation Account were recorded at fair value; however the cost basis of the investments received from LargeCap Blend Account II was carried forward to align ongoing reporting of Principal Capital Appreciation Account. The aggregate net assets of LargeCap Blend Account II and Principal Capital Appreciation Account immediately prior to the acquisition in accordance with U.S. GAAP were approximately $140,231,000 ($1,448,000 of accumulated realized losses and $12,601,000 of unrealized appreciation) and $40,552,000, respectively. The aggregate net assets of Principal Capital Appreciation Account immediately following the acquisition were $180,783,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.

Assuming the acquisition had been completed on January 1, 2015, the beginning of the fiscal year for Principal Capital Appreciation Account, Principal Capital Appreciation Account’s pro forma results of operations for the period ended June 30, 2015, would have been $921,000 of net investment income, $2,416,000 of net realized and unrealized gain on investments, and $3,337,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of LargeCap Blend Account II that have been included in Principal Capital Appreciation Account’s statement of operations since April 17, 2015.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2015 (unaudited)

1. Organization (Continued)

Effective April 17, 2015, SmallCap Blend Account acquired all the assets and assumed all the liabilities of SmallCap Growth Account II and SmallCap Value Account I pursuant to a plan of acquisition approved by shareholders on April 10, 2015. The purpose of the acquisition was to combine three accounts managed by Principal Management Corporation with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a tax-free exchange of 4,083,000 and 7,295,000 shares from SmallCap Growth Account II and SmallCap Value Account I, respectively for 4,587,000 and 6,909,000 shares valued at $68,472,000 and $103,135,000 of SmallCap Blend Account at an approximate exchange rate of 1.13 and 1.10 for Class 1 and Class 2 shares and .95 and .94 for Class 1 and Class 2 shares, respectively. The investment securities of SmallCap Growth Account II, with a fair value of approximately $65,319,000 and a cost of $64,126,000, and the investment securities of SmallCap Value Account I with a fair value of approximately $98,490,000 and a cost of $95,480,000 were the primary asset acquired by SmallCap Blend Account on April 17, 2015. For financial reporting purposes, assets received and shares issued by SmallCap Blend Account were recorded at fair value; however the cost basis of the investments received from SmallCap Growth Account II and SmallCap Value Account I were carried forward to align ongoing reporting of SmallCap Blend Account. The aggregate net assets of SmallCap Growth Account II, SmallCap Value Account I and SmallCap Blend Account immediately prior to the acquisition in accordance with U.S. GAAP were approximately $68,471,000 ($194,000 of accumulated realized gain and $1,193,000 of unrealized appreciation) $103,136,000 ($665,000 of accumulated realized losses and $3,010,000 of unrealized appreciation) and $68,436,000, respectively. The aggregate net assets of SmallCap Blend Account immediately following the acquisition were $240,043,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.

Assuming the acquisition had been completed on January 1, 2015, the beginning of the fiscal year for SmallCap Blend Account, SmallCap Blend Account’s pro forma results of operations for the period ended June 30, 2015, would have been $287,000 of net investment income, $13,995,000 of net realized and unrealized gain on investments, and $14,282,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of SmallCap Growth Account II and SmallCap Value Account I that have been included in SmallCap Blend Account’s statement of operations since April 17, 2015.

Effective May 1, 2015, the initial purchases of $10,000 of Class 2 shares of Bond & Mortgage Securities Account, International Emerging Markets Account, LargeCap Growth Account I, LargeCap S&P 500 Index Account, LargeCap Value Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account and Principal LifeTime 2050 Account were made by the Manager.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, Principal LifeTime 2060 Account, and Principal LifeTime Strategic Income Account (collectively, the “Principal LifeTime Accounts”) along with SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”) and Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, and Diversified Income Account invest in combinations of other series of Principal Variable Contracts Funds, Inc. and Principal Funds, Inc. (the “Underlying Funds”). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2015 (unaudited)

2. Significant Accounting Policies (Continued)

The Accounts (with the exception of Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Income Account, Money Market Account, Principal LifeTime Accounts, and SAM Portfolios) value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price, an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Accounts’ net asset values are reflected in the Accounts’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Accounts invest in foreign securities listed on foreign exchanges which trade on days on which the Accounts do not determine their net asset values, for example weekends and other customary national U.S. holidays, the Accounts’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Accounts to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Money Market Account values its securities, other than holdings of other publicly traded investment funds, at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Other publicly traded investment funds are valued at the funds’ net asset value. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Account.

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the account holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2015 (unaudited)

2. Significant Accounting Policies (Continued)

The following Accounts held securities denominated in foreign currencies that exceeded 5% of net assets of the Account:

Diversified International Account		International Emerging Markets Account
Euro	19.5%	Hong Kong Dollar	24.6%
Japanese Yen	16.5	South Korean Won	16.0
British Pound	14.1	Taiwan Dollar	14.7
Canadian Dollar	11.5	Indian Rupee	9.4
Swiss Franc	6.9	South African Rand	7.4
		Brazilian Real	5.6
		Mexican Peso	5.3

Income and Investment Transactions. The Accounts record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Accounts record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Accounts are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities. The Accounts allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Account) of each class.

Expenses. Expenses directly attributed to a particular Account are charged to that Account. Other Account expenses not directly attributed to an Account are apportioned among the registered investment companies managed by the Manager.

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Account) of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.

In addition to the expenses that each of the Principal LifeTime Accounts, SAM Portfolios, Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, and Diversified Income Account (collectively, the “Fund of Funds”) bear directly, each of the Fund of Funds indirectly bear a pro rata share of the fees and expenses of the Underlying Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the Fund of Funds may own different proportions of Underlying Funds at different times, the amount of expense incurred indirectly by each of the Fund of Funds will vary. Expenses included in the statements of operations of the Fund of Funds reflect the expenses of each Fund of Fund and do not include any expenses associated with the Underlying Funds.

Distributions to Shareholders. With respect to Money Market Account, all net investment income and any realized gains from investment transactions are declared as dividends daily to shareholders of record as of that day. Dividends and distributions to shareholders of the other accounts are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, mortgage-backed securities, certain defaulted securities, expiring capital loss carry forwards, certain preferred securities, redemptions-in-kind, amortization of premiums and discounts, futures contracts, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, swap agreements, and foreign currency transactions. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. Distributions which exceed current and accumulated earnings and profits for federal income tax purposes are reported as return of capital distributions.

Real Estate Securities Account receives distributions from holdings in Real Estate Investment Trusts (“REITs”). Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the Account. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates must be used in reporting the character of income and distributions for financial statement purposes.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2015 (unaudited)

2. Significant Accounting Policies (Continued)

Federal Income Taxes. No provision for federal income taxes is considered necessary because each account is qualified as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Accounts’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the period ended June 30, 2015, the Accounts did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the fiscal years from 2011-2014. No examinations are in progress at this time.

Foreign Taxes. Certain of the Accounts are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Accounts as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations.

Gains realized upon disposition of certain foreign securities held by the Accounts may be subject to capital gains tax, payable prior to repatriation of sale proceeds. The tax is computed on certain net realized gains and, if any, is shown on the statement of operations. Realized losses in excess of gains may be carried forward to offset future gains. In addition, the Accounts accrue an estimated deferred tax liability for future gains on certain foreign securities. Any accrued tax liability is shown on the statement of assets and liabilities. At June 30, 2015, Diversified International Account had no foreign tax refund receivable and had a deferred tax liability of $26,000 and International Emerging Markets Account had no foreign tax refund receivable and had a deferred tax liability of $27,000, relating to foreign securities.

3. Operating Policies

Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Accounts and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Accounts to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of (i) the Federal Funds Rate or (ii) the One Month LIBOR rate plus 1.00%). During the period ended June 30, 2015, Diversified International Account, International Emerging Markets Account, LargeCap Value Account, MidCap Account, Real Estate Securities Account, Short-Term Income Account, and SmallCap Blend Account each borrowed from the Facility. Balanced Account, Bond & Mortgage Securities Account, Bond Market Index Account, Diversified International Account, Equity Income Account, Government & High Quality Bond Account, Income Account, LargeCap Growth Account I, LargeCap S&P 500 Index Account, LargeCap S&P 500 Managed Volatility Index Account, Real Estate Securities Account, and SmallCap Blend Account each loaned to the Facility. The interest expense associated with these borrowings is included in other expenses on the statements of operations. The interest received is included in interest on the statements of operations.

In addition, the Accounts participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a bank which allows the participants to borrow up to $75 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the One Month LIBOR rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of .10% on the amount of the line of credit. The Accounts did not borrow against the line of credit during the period ended June 30, 2015.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2015 (unaudited)

3. Operating Policies (Continued)

Counterparties. The Accounts may be exposed to counterparty risk, or the risk that another party with which the Accounts have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Accounts exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Accounts in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Accounts. If the unpaid amount owed to the Accounts subsequently decreases, the Accounts would be required to return all or a portion of the collateral.

Master Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master agreement with a counterparty exceeds a specified threshold.

The financial instruments that are subject to Master Agreements or similar agreements may include right of setoff provisions. Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty.

Foreign Currency Contracts. Certain of the Accounts may be subject to foreign currency exchange rate risk in the normal course of pursuing such Account’s investment objectives. The Accounts may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Accounts enter into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in fair value is recorded by the Accounts as an unrealized gain or loss. When the contract is closed, the Accounts record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Accounts’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Accounts could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts. The Accounts are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Accounts (with the exception of Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Income Account, Money Market Account, Principal LifeTime Accounts, and SAM Portfolios) may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, an account agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the account as a variation margin receivable or payable on financial derivative instruments. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the account recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the account’s cost basis in the contract. There is minimal counterparty credit risk to the Accounts because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2015 (unaudited)

3. Operating Policies (Continued)

Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Accounts has valued the investments. This may have an adverse effect on each of the Accounts’ ability to dispose of particular illiquid securities at fair value and may limit each of the Accounts’ ability to obtain accurate market quotations for purposes of valuing the securities.

Indemnification. Under the Fund’s by-laws, present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Joint Trading Account. Certain of the Accounts may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the participating accounts’ cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by the Manager. These balances may be invested in one or more short-term instruments or repurchase agreements that are collateralized by U.S. government securities. Earnings from the joint trading account are allocated to each of the Accounts based on their pro rata participating ownership interest in the joint trading account.

Mortgage Dollar Rolls. Certain of the Accounts have entered into mortgage-dollar-roll transactions on “to-be-announced” securities (“TBA’s”), in which the Account sells mortgage-backed securities and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in additional securities. The Account forgoes principal and interest paid on the securities, and is compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The Accounts treat mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the Accounts' portfolio turnover ratio. Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in Investment securities sold and Investment securities purchased on the statements of assets and liabilities.

Options Contracts. During the period LargeCap S&P 500 Managed Volatility Index Account wrote call and put options on indices it owns or in which it may invest for both hedging and non-hedging purposes. Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as options contracts written on the statements of assets and liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying index to determine the realized gain or loss. A fund, as a writer of an option, has no control over whether the underlying index may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the index underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. A fund may also purchase put and call options. Purchasing call options tends to increase a fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a fund’s exposure to the underlying instrument. A fund pays a premium which is included on the fund’s statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying index transaction to determine the realized gain or loss. Details of options contracts open at year end are included in the Funds' schedules of investments. Transactions in options written during the period ended June 30, 2015, were as follows:

LargeCap S&P 500 Managed Volatility Index Account	Number of Contracts	Premium (thousands)
Beginning of period	65	$14
Options written	5,950	4,239
Options expired	(3,755)	(2,292)
Options closed	(1,870)	(1,434)
Options exercised	—	—
Balance at end of period	390	$527

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2015 (unaudited)

3. Operating Policies (Continued)

Rebates. Subject to best execution, the Accounts may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the account in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.

Repurchase Agreements. The Accounts may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Accounts’ policy that its custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Accounts have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Accounts could experience delays in the realization of the collateral.

Restricted Securities. Certain of the Accounts may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

Securities Lending. To earn additional income, certain of the Accounts may lend portfolio securities to approved brokerage firms. The Accounts receive collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Accounts and any additional required collateral is delivered to the Accounts on the next business day. The cash collateral received is usually invested in an SEC-registered money market mutual fund and the Accounts could realize a loss on such investments. Further, the Accounts could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium received for lending certain types of securities. Security lending income is shown in each account’s statement of operations. As of June 30, 2015, the Accounts had no securities on loan.

Senior Floating Rate Interests. The Accounts may invest in senior floating rate interests (bank loans). Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the account and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR) or the prime rate offered by one or more major United States banks.

Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.

In connection with the Senior floating rate interests, the Accounts may also enter into unfunded loan commitments (“commitments”). All or a portion of the commitments may be unfunded. The Accounts are obligated to fund these commitments at the borrower’s discretion. Therefore, the Accounts must have funds sufficient to cover its contractual obligation. These unfunded loan commitments which are marked to market daily, are footnoted in the schedules of investments, shown as a separate line item called unrealized gain or loss on unfunded loan commitments on the statements of assets and liabilities. As of June 30, 2015, the Accounts had no unfunded loan commitments outstanding.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2015 (unaudited)

3. Operating Policies (Continued)

Short Sales. Bond Market Index Account entered into short sales transactions during the period. A short sale is a transaction in which an account sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security. The account must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statement of assets and liabilities. The account is obligated to pay any interest or dividends received on the borrowed securities. Interest accrued and dividends declared on short positions are recorded as an expense and appear as dividends and interest on shorts on the statement of operations. An account is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.

The account is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statement of assets and liabilities and securities segregated as collateral are footnoted in the schedule of investments. The account may pay broker’s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees are included as short sale fees on the statement of operations.

Swap Agreements. Bond & Mortgage Securities Account invested in swap agreements during the period. Swap agreements are privately negotiated agreements between an Account and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. An Account may enter into credit default, interest rate, or total return swap agreements to manage its exposure to credit, interest rate, or market risk. The Accounts are subject to interest rate and credit risk in the normal course of pursuing their investment objectives. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of Directors; changes in value are recorded as unrealized gain or loss. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities.

Upon termination of swap agreements, the Accounts recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.

Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.

Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.

The Accounts and any counterparty are required to maintain an agreement that requires the Accounts and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Accounts and such counterparty. If the net fair value of such derivatives transactions between the Accounts and that counterparty exceeds a certain threshold (as defined in the agreement), the Accounts or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Accounts or any counterparty.

Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a “credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, an Account would add leverage to its portfolio because, in addition to its total net assets, an Account would be subject to investment exposure on the notional amount of the swap.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2015 (unaudited)

3. Operating Policies (Continued)

If an account is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the account will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If an Account is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, an Account will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. An Account may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swap on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that an Account as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2015 for which an Account is the seller of protection are disclosed in the footnotes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by an Account for the same referenced entity or entities.

Interest rate swaps involve the commitment to exchange cash flows based on changes in the value of a specific reference security or basket of securities.

To Be Announced Securities. The Accounts may trade portfolio securities on a “to-be-announced” (“TBA”) or when-issued basis. In a TBA or when-issued transaction, the account commits to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the account, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.

Underlying Funds. The performance and risks of each Principal LifeTime Account, SAM Portfolio, Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, and Diversified Income Account (singly, “a fund of funds” and collectively, “the funds of funds”) directly correspond to the performance and risks of the underlying funds in which the fund of funds invest. By investing in many underlying funds, the funds of funds have partial exposure to the risks of many different areas of the market. The more a fund of funds allocates to stock funds, the greater the expected risk.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2015 (unaudited)

3. Operating Policies (Continued)

An underlying fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

The Manager is the advisor to the Principal LifeTime Accounts, SAM Portfolios, Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Income Account, and each of the underlying funds. Principal Global Investors, LLC ("PGI") is Sub-Advisor to the Principal LifeTime Accounts and Edge Asset Management, Inc. ("Edge") is the Sub-Advisor to the SAM Portfolios. Either PGI or Edge also serves as Sub-Advisor to some or all of the underlying funds. The Manager, PGI, and Edge are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

As of June 30, 2015, the Principal LifeTime Accounts, SAM Portfolios, Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, and Diversified Income Account owned the following percentages, in the aggregate, of the outstanding shares of the underlying funds listed below:

	Total Percentage		Total Percentage
	of Outstanding		of Outstanding
Account	Shares Owned	Account	Shares Owned
Bond & Mortgage Securities Account	25.93%	Income Account	96.24%
Bond Market Index Account	99.90	LargeCap S&P 500 Index Account	90.50
Diversified International Account	24.00	LargeCap S&P 500 Managed Volatility Index Account	100.00
Equity Income Account	35.73	MidCap Account	13.05
Government & High Quality Bond Account	41.18	Short-Term Income Account	39.28

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Accounts may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Accounts’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”) are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

Government related guarantors (those not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to the timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Participation Certificates are not backed by the full faith and credit of the U.S. Government.

NOTES TO FINANCIAL STATEMENTS

PRINCIPAL VARIABLE CONTRACTS FUNDS,INC. June 30, 2015 (unaudited)

3. Operating Policies (Continued)

Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts shown in thousands):

	Asset Derivatives June 30, 2015			Liability Derivatives June 30, 2015
Derivatives not accounted for			Fair		Fair
as hedging instruments	Statement of Assets and Liabilities Location		Value	Statement of Assets and Liabilities Location	Value
Balanced Account
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$		— Payables, Net Assets Consist of Net unrealized	$1	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Bond & Mortgage Securities Account
Credit contracts	Receivables, Net Assets Consist of Net unrealized	$		— Payables, Net Assets Consist of Net unrealized	$167
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized	$		— Payables, Net Assets Consist of Net unrealized	$105	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
	Total $		—		$272
LargeCap Growth Account I
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$		— Payables, Net Assets Consist of Net unrealized	$144	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
LargeCap S&P 500 Index Account
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$		— Payables, Net Assets Consist of Net unrealized	$626	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
LargeCap S&P 500 Managed Volatility Index Account
Equity contracts	Receivables, Net Assets Consist of Net unrealized			$880 Payables, Net Assets Consist of Net unrealized	$854	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
SmallCap Blend Account
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$		— Payables, Net Assets Consist of Net unrealized	$6	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments

*Includes cumulative unrealized appreciation/depreciation of futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.

				Change in Unrealized
	Location of Gain or (Loss)		Realized Gain or (Loss)	Appreciation/(Depreciation) of
Derivatives not accounted for	on Derivatives Recognized		on Derivatives Recognized	Derivatives Recognized in Statement
as hedging instruments	in Statement of Operations		in Statement of Operations	of Operations
Balanced Account
Equity contracts	Net realized gain (loss) from Futures		$4	$(1)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
Bond & Mortgage Securities Account
Credit contracts	Net realized gain (loss) from Swap		$6	$(190)
	agreements/Change in unrealized
	appreciation/(depreciation) of Swap
	agreements
Interest rate contracts	Net realized gain (loss) from Futures		$(214)	$(135)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
		Total	$(208)	$(325)

	NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
	June 30, 2015 (unaudited)

3. Operating Policies (Continued)

			Change in Unrealized
	Location of Gain or (Loss)	Realized Gain or (Loss)	Appreciation/(Depreciation) of
Derivatives not accounted for	on Derivatives Recognized	on Derivatives Recognized	Derivatives Recognized in Statement
as hedging instruments	in Statement of Operations	in Statement of Operations	of Operations
LargeCap Growth Account I
Equity contracts	Net realized gain (loss) from Futures	$275	$(203)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
LargeCap S&P 500 Index Account
Equity contracts	Net realized gain (loss) from Futures	$2,241	$(1,411)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
LargeCap S&P 500 Managed Volatility Index Account
Equity contracts	Net realized gain (loss) from Investment	$144	$(135)
	transactions, Futures contracts, and Options
	and swaptions/Change in unrealized
	appreciation/(depreciation) of Investments,
	Futures contract, and Options and swaptions

LargeCap Value Account
Equity contracts	Net realized gain (loss) from Futures	$64	$(78)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
SmallCap Blend Account
Equity contracts	Net realized gain (loss) from Futures	$79	$(44)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts

Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Accounts and the notional values of the futures contracts will vary in accordance with the changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of the Bond & Mortgage Securities Account. The level of derivative activity disclosed in the schedules of investments is representative of the level of derivative activity used in the Accounts throughout the period ended June 30, 2015.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2015 (unaudited)

4. Fair Value

Fair value is defined as the price that the Accounts would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Accounts use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Accounts. Unobservable inputs are inputs that reflect the Accounts own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

Level 3 – Significant unobservable inputs (including the Accounts’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Accounts in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Account’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Accounts use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.

The fair values of these entities are dependent on economic, political and other considerations. The values of the investments may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Account’s Board of Directors. The Manager has established a Valuation Committee of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets monthly and reports directly to the Board of Directors. The Pricing Group who reports to the Valuation Committee relies on the established Pricing Policies to determine fair valuation. Included in the Pricing Policies is an overview of the approved valuation technique established for each asset class. The Pricing Group will consider all appropriate information available when determining fair valuation.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2015 (unaudited)

4. Fair Value (Continued)

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Accounts (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Account are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The beginning of the period timing recognition has been adopted for the significant transfers between levels of each Account’s assets and liabilities. There were no significant purchases, sales, or transfers into or out of Level 3, except as noted in the Level 3 roll forward. The table below includes transfers from Level 1 to Level 2 as of June 30, 2015 due to lack of exchange traded valuation data; however observable market inputs were available to support these valuations:

International Emerging Markets Account

$ 3,535,067

The following is a summary of the inputs used as of June 30, 2015 in valuing the Funds' securities carried at value (amounts shown in thousands):

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Account	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)
Balanced Account
Bonds	$—	$10,931	$20	$10,951
Common Stocks
Basic Materials	420	—	—	420
Communications	2,550	—	—	2,550
Consumer, Cyclical	3,464	—	—	3,464
Consumer, Non-cyclical	7,009	6	—	7,015
Energy	2,407	—	—	2,407
Financial	5,801	—	—	5,801
Industrial	2,520	—	—	2,520
Technology	4,656	—	—	4,656
Utilities	1,106	—	—	1,106
Investment Companies	53	—	—	53
Senior Floating Rate Interests	—	44	—	44
U.S. Government & Government Agency Obligations	—	8,219	—	8,219
Total investments in securities $	29,986	$19,200	$20	$49,206
Liabilities
Equity Contracts**
Futures	$(1)	$—	$—	$(1)

Bond & Mortgage Securities Account
Bonds	$—	$202,910	$—	$202,910
Convertible Bonds	—	99	—	99
Investment Companies	14,350	—	—	14,350
Preferred Stocks
Communications	131	—	—	131
Financial	1,152	91	—	1,243
Senior Floating Rate Interests	—	13,729	—	13,729
U.S. Government & Government Agency Obligations	—	104,446	—	104,446
Total investments in securities $	15,633	$321,275	$—	$336,908
Liabilities
Credit Contracts**
Exchange Cleared Credit Default Swaps	$—	$(167)	$—	$(167)
Interest Rate Contracts**
Futures	$(105)	$—	$—	$(105)

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2015 (unaudited)

4. Fair Value (Continued)

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Account	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)
Bond Market Index Account
Bonds	$—	$656,250	$—	$656,250
Investment Companies	195,620	—	—	195,620
Municipal Bonds	—	16,455	—	16,455
U.S. Government & Government Agency Obligations	—	1,218,627	—	1,218,627
Total investments in securities $	195,620	$1,891,332	$—	$2,086,952
Short Sales
U.S. Government & Government Agency Obligations	$—	$(323)	$—	$(323)
Total Short Sales $	—	$(323)	$—	$(323)

Diversified Balanced Account
Investment Companies	$1,040,606	$—	$—	$1,040,606
Total investments in securities $	1,040,606	$—	$—	$1,040,606

Diversified Balanced Managed Volatility Account
Investment Companies	$122,695	$—	$—	$122,695
Total investments in securities $	122,695	$—	$—	$122,695

Diversified Growth Account
Investment Companies	$3,099,509	$—	$—	$3,099,509
Total investments in securities $	3,099,509	$—	$—	$3,099,509

Diversified Growth Managed Volatility Account
Investment Companies	$214,444	$—	$—	$214,444
Total investments in securities $	214,444	$—	$—	$214,444

Diversified Income Account
Investment Companies	$179,271	$—	$—	$179,271
Total investments in securities $	179,271	$—	$—	$179,271

Diversified International Account
Common Stocks
Basic Materials	$1,753	$17,112	$—	$18,865
Communications	1,456	41,336	—	42,792
Consumer, Cyclical	15,335	48,681	—	64,016
Consumer, Non-cyclical	3,576	60,240	—	63,816
Energy	6,536	11,447	—	17,983
Financial	23,287	81,971	—	105,258
Industrial	7,149	44,073	—	51,222
Technology	1,245	16,675	—	17,920
Utilities	1,382	12,073	—	13,455
Investment Companies	1,925	—	—	1,925
Total investments in securities $	63,644	$333,608	$—	$397,252

Equity Income Account
Common Stocks*	$578,296	$—	$—	$578,296
Investment Companies	9,561	—	—	9,561
Total investments in securities $	587,857	$—	$—	$587,857

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2015 (unaudited)

4. Fair Value (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Account		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)
Government & High Quality Bond Account
Bonds		$—	$96,882	$—	$96,882
Investment Companies		2,428	—	—	2,428
U.S. Government & Government Agency Obligations		—	203,366	—	203,366
	Total investments in securities $	2,428	$300,248	$—	$302,676

Income Account
Bonds		$—	$165,093	$2,238	$167,331
Common Stocks*		—	—	—	—
Convertible Bonds		—	3,671	—	3,671
Investment Companies		14,880	—	—	14,880
Senior Floating Rate Interests		—	454	—	454
U.S. Government & Government Agency Obligations		—	89,827	—	89,827
	Total investments in securities $	14,880	$259,045	$2,238	$276,163

International Emerging Markets Account
Common Stocks
Basic Materials		$332	$3,413	$—	$3,745
Communications		3,084	12,580	—	15,664
Consumer, Cyclical		1,077	10,397	—	11,474
Consumer, Non-cyclical		3,823	4,810	—	8,633
Diversified		—	319	—	319
Energy		2,944	4,748	—	7,692
Financial		3,212	24,488	—	27,700
Industrial		1,852	5,597	—	7,449
Technology		358	12,294	—	12,652
Utilities		—	4,606	—	4,606
Investment Companies		1,130	—	—	1,130
Preferred Stocks
Communications		—	419	—	419
Energy		—	439	—	439
Financial		—	2,105	—	2,105
	Total investments in securities $	17,812	$86,215	$—	$104,027

LargeCap Growth Account
Common Stocks*		$123,785	$—	$—	$123,785
Investment Companies		1,620	—	—	1,620
	Total investments in securities $	125,405	$—	$—	$125,405

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2015 (unaudited)

4. Fair Value (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Account		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)
LargeCap Growth Account I
Common Stocks
Basic Materials		$4,938	$—	$—	$4,938
Communications		42,067	27	28	42,122
Consumer, Cyclical		28,914	—	—	28,914
Consumer, Non-cyclical		75,091	—	—	75,091
Energy		7,706	—	—	7,706
Financial		21,605	—	—	21,605
Industrial		24,779	—	—	24,779
Technology		32,907	—	—	32,907
Utilities		29	—	—	29
Convertible Preferred Stocks
Communications		—	191	581	772
Investment Companies		6,508	—	—	6,508
Preferred Stocks
Communications		—	—	140	140
	Total investments in securities $	244,544	$218	$749	$245,511
Liabilities
Equity Contracts**
Futures		$(144)	$—	$—	$(144)

LargeCap S&P 500 Index Account
Common Stocks*		$1,928,998	$—	$—	$1,928,998
Investment Companies		44,583	—	—	44,583
	Total investments in securities $	1,973,581	$—	$—	$1,973,581
Liabilities
Equity Contracts**
Futures		$(626)	$—	$—	$(626)

LargeCap S&P 500 Managed Volatility Index Account
Common Stocks*		$123,611	$—	$—	$123,611
Investment Companies		14,376	—	—	14,376
Purchased Options		880	—	—	880
	Total investments in securities $	138,867	$—	$—	$138,867
Liabilities
Equity Contracts**
Futures		$(106)	$—	$—	$(106)
Options		(748)	—	—	(748)

LargeCap Value Account
Common Stocks*		$161,104	$—	$—	$161,104
Investment Companies		160	—	—	160
	Total investments in securities $	161,264	$—	$—	$161,264

MidCap Account
Common Stocks*		$686,667	$—	$—	$686,667
Investment Companies		965	—	—	965
	Total investments in securities $	687,632	$—	$—	$687,632

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2015 (unaudited)

4. Fair Value (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Account		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)
Money Market Account
Bonds		$—	$21,153	$—	$21,153
Certificate of Deposit		—	7,000	—	7,000
Commercial Paper		—	201,995	—	201,995
Investment Companies		16,700	—	—	16,700
Municipal Bonds		—	19,170	—	19,170
Repurchase Agreements		—	5,040	—	5,040
	Total investments in securities $	16,700	$254,358	$—	$271,058

Principal Capital Appreciation Account
Common Stocks*		$171,597	$—	$—	$171,597
Investment Companies		3,892	—	—	3,892
	Total investments in securities $	175,489	$—	$—	$175,489

Principal LifeTime 2010 Account
Investment Companies		$45,749	$—	$—	$45,749
	Total investments in securities $	45,749	$—	$—	$45,749

Principal LifeTime 2020 Account
Investment Companies		$205,287	$—	$—	$205,287
	Total investments in securities $	205,287	$—	$—	$205,287

Principal LifeTime 2030 Account
Investment Companies		$118,730	$—	$—	$118,730
	Total investments in securities $	118,730	$—	$—	$118,730

Principal LifeTime 2040 Account
Investment Companies		$46,457	$—	$—	$46,457
	Total investments in securities $	46,457	$—	$—	$46,457

Principal LifeTime 2050 Account
Investment Companies		$23,080	$—	$—	$23,080
	Total investments in securities $	23,080	$—	$—	$23,080

Principal LifeTime 2060 Account
Investment Companies		$1,950	$—	$—	$1,950
	Total investments in securities $	1,950	$—	$—	$1,950

Principal LifeTime Strategic Income Account
Investment Companies		$28,850	$—	$—	$28,850
	Total investments in securities $	28,850	$—	$—	$28,850

Real Estate Securities Account
Common Stocks*		$151,638	$—	$—	$151,638
Investment Companies		2	—	—	2
	Total investments in securities $	151,640	$—	$—	$151,640

SAM Balanced Portfolio
Investment Companies		$897,222	$—	$—	$897,222
	Total investments in securities $	897,222	$—	$—	$897,222

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2015 (unaudited)

4. Fair Value (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Account		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)
SAM Conservative Balanced Portfolio
Investment Companies		$221,611	$—	$—	$221,611
	Total investments in securities $	221,611	$—	$—	$221,611

SAM Conservative Growth Portfolio
Investment Companies		$308,148	$—	$—	$308,148
	Total investments in securities $	308,148	$—	$—	$308,148

SAM Flexible Income Portfolio
Investment Companies		$234,321	$—	$—	$234,321
	Total investments in securities $	234,321	$—	$—	$234,321

SAM Strategic Growth Portfolio
Investment Companies		$244,748	$—	$—	$244,748
	Total investments in securities $	244,748	$—	$—	$244,748

Short-Term Income Account
Bonds		$—	$241,145	$5,641	$246,786
Investment Companies		6,984	—	—	6,984
U.S. Government & Government Agency Obligations		—	540	—	540
	Total investments in securities $	6,984	$241,685	$5,641	$254,310

SmallCap Blend Account
Common Stocks
Basic Materials		$1,893	$—	$—	$1,893
Communications		11,127	3	—	11,130
Consumer, Cyclical		38,943	—	—	38,943
Consumer, Non-cyclical		55,180	176	—	55,356
Energy		7,450	—	—	7,450
Financial		56,360	—	—	56,360
Industrial		26,288	—	—	26,288
Technology		30,140	—	—	30,140
Utilities		6,256	—	—	6,256
Investment Companies		4,467	—	—	4,467
	Total investments in securities $	238,104	$179	$—	$238,283
Liabilities
Equity Contracts**
Futures		$(6)	$—	$—	$(6)

*For additional detail regarding sector classifications, please see the Schedules of Investments
**Exchange Cleared Swaps and Futures are valued at the unrealized appreciation/(depreciation) of the instrument.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2015 (unaudited)

4. Fair Value (Continued)

Certain detailed information is provided for those Accounts with significant investments in Level 3 securities. Quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy is as follows (amounts in thousands):

		Fair Value
	Asset	at June 30,		Unobservable
Account	Type	2015	Valuation Technique	input	Input Value
Short-Term Income Account	Bonds	$700	Indicative Market Quotations	Broker Quote	$99.97
	Bonds	4,941	Third Party Vendor	Broker Quote	99.91 - 100.53
		$5,641

The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts in thousands):

			Accrued
			Discounts/
			Premiums							Net Change in Unrealized
	Value	Realized	and Change		Proceeds	Transfers	Transfers		Value	Appreciation/(Depreciation)
	December	Gain/	in Unrealized		from	into Level	Out of		June 30,	on Investments Held at
Account	31, 2014	(Loss)	Gain/(Loss)	Purchases	Sales	3*	Level 3**		2015	June 30, 2015
Short-Term Income Account
Bonds	$2,909	$ —	$8	$3,750	$(126)	$—	$(900	) $	5,641	$8
	$2,909	$ —	$8	$3,750	$(126)	$—	$(900	) $	5,641	$8

*Securities are transferred into Level 3 for a variety of reasons including, but not limited to: 1. Securities where trading has been halted 2. Securities that have certain restrictions on trading 3. Instances in which a security is not priced by pricing services **Securities are transferred out of Level 3 for a variety of reasons including, but not limited to: 1. Securities where trading resumes 2. Securities where trading restrictions have expired 3. Instances in which a price becomes available from a pricing service

At the end of the year, there were no other Accounts which had a significant Level 3 balance. During the year, there were no significant purchases, sales or transfers into or out of Level 3, except as noted above.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2015 (unaudited)

5. Management Agreement and Transactions with Affiliates

Management Services. The Fund has agreed to pay investment advisory and management fees to the Manager (wholly owned by Principal Financial Services, Inc.) computed at an annual percentage rate of each account’s average daily net assets. A portion of the management fee is paid by Principal Management Corporation to the sub-advisor of each of the Accounts, some of which are affiliates of the Manager. The annual rate paid by Principal LifeTime Accounts is .03% of each of the Principal LifeTime Accounts’ average net assets. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is .25% of aggregate net assets up to the first $1 billion and .20% of aggregate net assets over $1 billion. The annual rates used in this calculation for each of the other Accounts are as follows:

			Net Assets of Accounts (in millions)
	First $100	Next $	100	Next $	100	Next $100	Thereafter
Balanced Account	.60%		.55%		.50%	.45%	.40%
Bond & Mortgage Securities Account	.50		.45		.40	.35	.30
Equity Income Account	.60		.55		.50	.45	.40
LargeCap Growth Account I	.80		.75		.70	.65	.60
MidCap Account	.65		.60		.55	.50	.45
Money Market Account	.50		.45		.40	.35	.30
Real Estate Securities Account	.90		.85		.80	.75	.70
SmallCap Blend Account	.85		.80		.75	.70	.65

			Net Assets of Accounts (in millions)
	First $250	Next $	250	Next $	250	Next $250	Thereafter
Diversified International Account	.85%		.80%		.75%	.70%	.65%
International Emerging Markets Account	1.25		1.20		1.15	1.10	1.05
LargeCap Value Account	.60		.55		.50	.45	.40

	Net Assets of Account (in millions)
	First		Next		Over
	$200		$300		$500
Short-Term Income Account	.50%		.45%		.40%

	Net Assets of Account (in millions)
	First $500	Over $	500
Principal Capital Appreciation Account	.625%		.50%

			Net Assets of Account
	First $500	Next $	500	Next $	1	Next $1	Over $3
	million		million		billion	billion	billion
LargeCap Growth Account	.68%		.63%		.61%	.56%	.51%

	Net Assets of Accounts (in billions)
	First $2	Over $	2
Government & High Quality Bond Account	.50%		.45%
Income Account	.50		.45

NOTES TO FINANCIAL STATEMENTS

PRINCIPAL VARIABLE CONTRACTS FUNDS,INC. June 30, 2015 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

All Net Assets
Bond Market Index Account	.25%
Diversified Balanced Account	.05
Diversified Balanced Managed Volatility Account	.05
Diversified Growth Account	.05
Diversified Growth Managed Volatility Account	.05
Diversified Income Account	.05
LargeCap S&P 500 Index Account	.25
LargeCap S&P 500 Managed Volatility Index Account	.45

The Manager has contractually agreed to limit the Account’s management and investment advisory fees for certain of the Accounts through the period ended April 30, 2016. The expense limit will reduce the Account’s management and investment advisory fees by the following amounts:

LargeCap Growth Account I

.016%

The Manager has contractually agreed to limit the expenses (excluding interest the Accounts incur in connection with investments they make) for certain classes of shares of certain of the Accounts. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

	Period from January 1, 2015 through June 30, 2015
	Class 1	Class 2	Expiration
Diversified Balanced Managed Volatility Account	N/A	.31%	April 30, 2016
Diversified Growth Managed Volatility Account	N/A	.31	April 30, 2016
LargeCap S&P 500 Managed Volatility Index Account	.49%	N/A	April 30, 2016
Principal LifeTime 2060 Account	.13	N/A	April 30, 2016

The Manager has contractually agreed to reduce Short-Term Income Account’s expenses by .01% through the period ended April 30, 2016.

In addition, the Manager has voluntarily agreed to limit the expenses (excluding interest the Accounts incur in connection with investments they make and acquired fund fees and expenses) attributable to Class 2 shares of certain of the Accounts. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The expense limit may be terminated at any time. The operating expense limits are as follows:

Expense Limit
Diversified Balanced Account	.31%
Diversified Growth Account	.31
Diversified Income Account	.31

In addition, the Manager has voluntarily agreed to limit Money Market Account’s expenses to the extent necessary to maintain a 0% yield. The voluntary expense limit may be terminated at any time.

Distribution and Shareholder Servicing Fees. Class 2 shares of the Accounts bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to Class 2 shares of each of the Accounts. Distribution fees are paid to Principal Funds Distributor, Inc., the principal distributor of the Accounts. A portion of the distribution fee may be paid to other selling dealers for providing certain services. The annual rate for Class 2 shares is .25%.

Effective June 9, 2015, Principal Funds Distributor, Inc. has contractually agreed to limit Money Market Account’s distribution fees attributable to Class 2 shares through April 30, 2016. The limit will maintain the level of distribution fees not to exceed 0% for Class 2 shares. Prior to June 9, 2015, the expense limit was voluntary.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2015 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

Affiliated Ownership. At June 30, 2015, Principal Life Insurance Company (an affiliate of the Manager) and/or one or more separate accounts sponsored by Principal Life Insurance Company owned shares of the Accounts as follows (amounts in thousands):

	Class 1	Class 2
Balanced Account	2,469	N/A
Bond & Mortgage Securities Account	20,154	1
Bond Market Index Account	187	N/A
Diversified Balanced Account	N/A	71,652
Diversified Balanced Managed Volatility Account	N/A	11,194
Diversified Growth Account	N/A	198,656
Diversified Growth Managed Volatility Account	N/A	19,289
Diversified Income Account	N/A	14,823
Diversified International Account	20,010	11
Equity Income Account	12,502	35
Government & High Quality Bond Account	16,404	90
Income Account	5	—
International Emerging Markets Account	6,627	1
LargeCap Growth Account	4,344	13
LargeCap Growth Account I	8,142	—
LargeCap S&P 500 Index Account	12,650	1
LargeCap Value Account	4,789	—
MidCap Account	8,996	—
Money Market Account	267,071	1,657
Principal Capital Appreciation Account	6,341	25
Principal LifeTime 2010 Account	3,574	N/A
Principal LifeTime 2020 Account	14,638	1
Principal LifeTime 2030 Account	9,404	1
Principal LifeTime 2040 Account	3,119	1
Principal LifeTime 2050 Account	1,578	2
Principal LifeTime 2060 Account	155	N/A
Principal LifeTime Strategic Income Account	2,480	N/A
Real Estate Securities Account	7,147	58
SAM Balanced Portfolio	43,791	152
SAM Conservative Balanced Portfolio	15,530	174
SAM Conservative Growth Portfolio	8,404	249
SAM Flexible Income Portfolio	15,104	236
SAM Strategic Growth Portfolio	6,129	88
Short-Term Income Account	58,116	321
SmallCap Blend Account	15,056	40

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2015 (unaudited)

6. Investment Transactions

For the period ended June 30, 2015, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments) by the Accounts were as follows (amounts shown in thousands):

	Purchases	Sales
Balanced Account	$25,952	$29,439
Bond & Mortgage Securities Account	224,791	252,308
Bond Market Index Account	930,856	823,944
Diversified Balanced Account	72,048	53,397
Diversified Balanced Managed Volatility Account	42,326	4,655
Diversified Growth Account	296,926	120,322
Diversified Growth Managed Volatility Account	68,488	7,186
Diversified Income Account	26,109	16,396
Diversified International Account	95,284	146,093
Equity Income Account	30,309	52,905
Government & High Quality Bond Account	37,532	37,133
Income Account	16,893	24,662
International Emerging Markets Account	51,171	53,331
LargeCap Growth Account	32,047	36,331
LargeCap Growth Account I	50,471	58,376
LargeCap S&P 500 Index Account	134,336	30,336
LargeCap S&P 500 Managed Volatility Index Account	39,204	2,647
LargeCap Value Account	64,656	70,384
MidCap Account	88,750	129,348
Money Market Account	—	—
Principal Capital Appreciation Account	8,771	12,483
Principal LifeTime 2010 Account	8,555	10,757
Principal LifeTime 2020 Account	43,471	53,277
Principal LifeTime 2030 Account	32,287	33,049
Principal LifeTime 2040 Account	10,022	6,974
Principal LifeTime 2050 Account	5,606	4,969
Principal LifeTime 2060 Account	1,300	203
Principal LifeTime Strategic Income Account	5,617	7,033
Real Estate Securities Account	19,045	22,547
SAM Balanced Portfolio	68,047	113,003
SAM Conservative Balanced Portfolio	16,364	20,995
SAM Conservative Growth Portfolio	39,168	38,511
SAM Flexible Income Portfolio	17,741	19,912
SAM Strategic Growth Portfolio	53,184	48,804
Short-Term Income Account	85,462	92,214
SmallCap Blend Account	57,655	59,392

In addition Bond Market Index Account had $3,961 of covers on securities sold short and $4,279 of securities sold short.

For the period ended June 30, 2015, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Accounts were as follows (amounts shown in thousands):

	Purchases	Sales
Balanced Account	$5,238	$4,163
Bond & Mortgage Securities Account	93,949	86,291
Bond Market Index Account	637,599	554,078
Government & High Quality Bond Account	9,345	10,930
Income Account	6,446	9
Short-Term Income Account	—	3,998

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2015 (unaudited)

7. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended June 30, 2015 and December 31, 2014 were as follows (amounts in thousands):

				Long-Term
	Ordinary Income			Capital Gain
	2015	2014		2015	2014	*
Balanced Account	$—	$877	$	— $	—
Bond & Mortgage Securities Account	—	9,821		—	—
Bond Market Index Account	—	16,426		—	—
Diversified Balanced Account	—	9,534		—	8,996
Diversified Balanced Managed Volatility Account	—	3		—	5
Diversified Growth Account	—	25,946		—	31,845
Diversified Growth Managed Volatility Account	—	16		—	28
Diversified Income Account	—	904		—	704
Diversified International Account	—	10,568		—	—
Equity Income Account	—	15,602		—	—
Government & High Quality Bond Account	—	12,602		—	—
Income Account	—	12,657		—	—
International Emerging Markets Account	—	1,021		—	—
LargeCap Growth Account	—	666		—	—
LargeCap Growth Account I	—	4,335		—	39,651
LargeCap S&P 500 Index Account	—	25,143		—	34,910
LargeCap S&P 500 Managed Volatility Index Account	—	2,074		—	1,842
LargeCap Value Account	—	3,512		—	23,015
MidCap Account	—	3,262		—	57,283
Principal Capital Appreciation Account	—	2,271		—	5,052
Principal LifeTime 2010 Account	—	1,067		—	—
Principal LifeTime 2020 Account	—	5,146		—	4,522
Principal LifeTime 2030 Account	—	2,808		—	17,044
Principal LifeTime 2040 Account	—	806		—	2,698
Principal LifeTime 2050 Account	—	471		—	1,847
Principal LifeTime 2060 Account	—	1		—	1
Principal LifeTime Strategic Income Account	—	766		—	—
Real Estate Securities Account	—	2,399		—	—
SAM Balanced Portfolio	—	29,328		—	130,737
SAM Conservative Balanced Portfolio	—	7,045		—	18,925
SAM Conservative Growth Portfolio	—	5,041		—	35,293
SAM Flexible Income Portfolio	—	9,416		—	12,090
SAM Strategic Growth Portfolio	—	4,097		—	35,588
Short-Term Income Account	—	4,274		—	—
SmallCap Blend Account	—	224		—	1,866

*The Accounts designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(C).

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

NOTES TO FINANCIAL STATEMENTS

PRINCIPAL VARIABLE CONTRACTS FUNDS,INC. June 30, 2015 (unaudited)

7. Federal Tax Information (Continued)

Distributable Earnings. As of December 31, 2014, the components of distributable earnings on a federal tax basis were as follows (amounts in thousands):

		Undistributed		Net Unrealized	Other	Total
	Undistributed	Long-Term	Accumulated	Appreciation	Temporary	Accumulated
	Ordinary Income	Capital Gains	Capital Loss	(Depreciation)	Differences*	Earnings (Deficit)
Balanced Account	$1,170	$2,911	$—	$5,280	$—	$9,361
Bond & Mortgage Securities Account	9,625	—	(33,799)	372	(1)	(23,803)
Bond Market Index Account	28,023	—	(4,301)	21,050	—	44,772
Diversified Balanced Account	11,101	10,841	—	153,449	—	175,391
Diversified Balanced Managed Volatility Account	1,015	883	—	962	—	2,860
Diversified Growth Account	32,642	38,509	—	435,236	—	506,387
Diversified Growth Managed Volatility Account	2,235	2,037	—	1,534	—	5,806
Diversified Income Account	1,503	1,228	—	11,495	—	14,226
Diversified International Account	7,418	—	(110,806)	56,076	—	(47,312)
Equity Income Account	15,921	—	(5,257)	245,356	—	256,020
Government & High Quality Bond Account	9,985	404	(22,657)	3,618	(69)	(8,719)
Income Account	11,813	—	(3,382)	14,389	(238)	22,582
International Emerging Markets Account	1,653	—	(17,974)	3,194	—	(13,127)
LargeCap Growth Account	172	—	(17,319)	26,684	—	9,537
LargeCap Growth Account I	3,091	34,615	—	63,589	(145)	101,150
LargeCap S&P 500 Index Account	31,940	21,456	—	534,516	—	587,912
LargeCap S&P 500 Managed Volatility Index
Account	236	330	—	5,695	(2,720)	3,541
LargeCap Value Account	8,191	12,300	—	22,663	—	43,154
MidCap Account	4,110	70,879	—	263,243	—	338,232
Money Market Account	—	—	(10)	—	—	(10)
Principal Capital Appreciation Account	492	2,910	—	22,080	—	25,482
Principal LifeTime 2010 Account	985	—	(1,010)	2,878	—	2,853
Principal LifeTime 2020 Account	6,408	8,203	—	11,155	—	25,766
Principal LifeTime 2030 Account	3,343	4,150	—	8,194	—	15,687
Principal LifeTime 2040 Account	1,186	1,575	—	2,077	—	4,838
Principal LifeTime 2050 Account	786	886	—	1,389	—	3,061
Principal LifeTime 2060 Account	23	31	—	7	—	61
Principal LifeTime Strategic Income Account	608	—	(836)	1,804	—	1,576
Real Estate Securities Account	2,494	4,828	—	54,690	—	62,012
SAM Balanced Portfolio	26,866	64,634	—	120,603	—	212,103
SAM Conservative Balanced Portfolio	7,192	10,037	—	19,834	—	37,063
SAM Conservative Growth Portfolio	6,857	19,168	—	35,098	—	61,123
SAM Flexible Income Portfolio	8,696	5,224	—	20,145	—	34,065
SAM Strategic Growth Portfolio	5,458	17,640	—	22,692	—	45,790
Short-Term Income Account	4,456	—	(16,745)	567	(48)	(11,770)
SmallCap Blend Account	474	6,648	—	14,675	—	21,797

*Represents book-to-tax accounting differences.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2015 (unaudited)

7. Federal Tax Information (Continued)

Capital Loss Carryforwards. Capital loss carryforwards are losses that can be used to offset future capital gains of the Accounts. At December 31, 2014, the Accounts had approximate net capital loss carryforwards as follows (amounts in thousands):

Net Capital Loss Carryforward Expiring In:				No Expiration
	2016	2017	2018	Short-Term Long-Term			Total
Bond & Mortgage Securities Account	$10,512	$23,287	$—	$—	$	— $	33,799
Bond Market Index Account	—	—	—	2,115	2,186		4,301
Diversified International Account	11,343	99,463	—	—		—	110,806
Equity Income Account	—	5,257	—	—		—	5,257
Government & High Quality Bond Account	18,770	3,887	—	—		—	22,657
Income Account	—	1,798	1,584	—		—	3,382
International Emerging Markets Account	—	16,991	—	983		—	17,974
LargeCap Growth Account	—	17,319	—	—		—	17,319
Money Market Account	6	4	—	—		—	10
Principal LifeTime 2010 Account	—	—	1,010	—		—	1,010
Principal LifeTime Strategic Income Account	—	—	836	—		—	836
Short-Term Income Account	8,447	8,298	—	—		—	16,745

Capital losses generated in taxable years beginning after the enactment date of the Regulated Investment Company Modernization Act of 2010, December 22, 2010, will be carried forward with no expiration and with the character of the loss retained. These capital losses must be fully utilized before the pre-enactment capital loss carryforwards listed in the table above.

As of December 31, 2014, the following Accounts utilized capital loss carryforwards as follows (amounts in thousands):

Utilized
Balanced Account	$1,064
Bond & Mortgage Securities Account	5,007
Bond Market Index Account	7,662
Diversified International Account	30,520
Equity Income Account	48,994
Government & High Quality Bond Account	756
Income Account	1,382
LargeCap Growth Account	9,406
Principal LifeTime 2010 Account	1,559
Principal LifeTime Strategic Income Account	727
Real Estate Securities Account	786
Short-Term Income Account	1,530

Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the Account’s taxable year subsequent to October 31. For the taxable year ended December 31, 2014, the Accounts do not plan to defer any late-year losses.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2015 (unaudited)

7. Federal Tax Information (Continued)

Reclassification of Capital Accounts. The Accounts may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Accounts. The reclassifications are a result of permanent differences between GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Accounts’ distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2014, the Accounts recorded reclassifications as follows (amounts in thousands):

	Accumulated	Accumulated
	Undistributed Net	Net Realized Gain
	Investment Income	on Investments	Paid in Capital
Balanced Account	$22	$(22)	$—
Bond & Mortgage Securities Account	314	(314)	—
Bond Market Index Account	2,931	(2,931)	—
Diversified International Account	1,047	(1,047)	—
Equity Income Account	(2,048)	2,049	(1)
Government & High Quality Bond Account	1,198	(1,198)	—
Income Account	647	(647)	—
International Emerging Markets Account	100	(100)	—
LargeCap Growth Account I	76	(76)	—
LargeCap S&P 500 Managed Volatility Index Account	5	(5)	—
LargeCap Value Account	2	(2)	—
MidCap Account	1,600	(1,599)	(1)
Principal Capital Appreciation Account	—	(113)	113
SmallCap Blend Account	(3)	3	—

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2015 (unaudited)

7. Federal Tax Information (Continued)

Federal Income Tax Basis. At June 30, 2015, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Accounts were as follows (amounts in thousands):

	Unrealized	Unrealized	Net Unrealized	Cost for Federal
	Appreciation	(Depreciation)	Appreciation (Depreciation)	Income Tax Purposes
Balanced Account	$4,922	$(1,160)	$3,762	$45,444
Bond & Mortgage Securities Account	2,966	(6,162)	(3,196)	340,104
Bond Market Index Account	14,795	(17,888)	(3,093)	2,090,045
Diversified Balanced Account	165,197	(1,695)	163,502	877,104
Diversified Balanced Managed Volatility Account	2,093	(656)	1,437	121,258
Diversified Growth Account	487,381	(11,272)	476,109	2,623,400
Diversified Growth Managed Volatility Account	4,339	(1,374)	2,965	211,479
Diversified Income Account	12,750	(341)	12,409	166,862
Diversified International Account	75,664	(16,404)	59,260	337,992
Equity Income Account	232,026	(15,358)	216,668	371,189
Government & High Quality Bond Account	6,453	(5,512)	941	301,735
Income Account	13,279	(3,255)	10,024	266,139
International Emerging Markets Account	11,881	(6,710)	5,171	98,856
LargeCap Growth Account	31,290	(1,114)	30,176	95,229
LargeCap Growth Account I	67,551	(4,273)	63,278	182,233
LargeCap S&P 500 Index Account	567,818	(41,542)	526,276	1,447,305
LargeCap S&P 500 Managed Volatility Index
Account	10,280	(5,041)	5,239	133,628
LargeCap Value Account	21,496	(5,023)	16,473	144,791
MidCap Account	246,115	(7,407)	238,708	448,924
Money Market Account	—	—	—	271,058
Principal Capital Appreciation Account	37,764	(4,458)	33,306	142,183
Principal LifeTime 2010 Account	3,968	(1,029)	2,939	42,810
Principal LifeTime 2020 Account	17,934	(6,121)	11,813	193,474
Principal LifeTime 2030 Account	10,780	(2,148)	8,632	110,098
Principal LifeTime 2040 Account	3,944	(987)	2,957	43,500
Principal LifeTime 2050 Account	2,342	(485)	1,857	21,223
Principal LifeTime 2060 Account	55	(24)	31	1,919
Principal LifeTime Strategic Income Account	2,064	(497)	1,567	27,283
Real Estate Securities Account	39,791	(2,015)	37,776	113,864
SAM Balanced Portfolio	130,836	(2,773)	128,063	769,159
SAM Conservative Balanced Portfolio	22,576	(680)	21,896	199,715
SAM Conservative Growth Portfolio	41,622	(1,267)	40,355	267,793
SAM Flexible Income Portfolio	20,772	(770)	20,002	214,319
SAM Strategic Growth Portfolio	28,614	(1,800)	26,814	217,934
Short-Term Income Account	1,841	(1,139)	702	253,608
SmallCap Blend Account	27,018	(9,470)	17,548	220,735

8. Subsequent Events

Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

Schedule of Investments
Balanced Account
June 30, 2015 (unaudited)

COMMON STOCKS - 61.77%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.09%			Biotechnology - 2.46%
WPP PLC ADR	379	$43	Amgen Inc	4,273	$656
			Ardelyx Inc (a)	353	6
			Avalanche Biotechnologies Inc (a)	108	2
Aerospace & Defense - 3.04%			Bellicum Pharmaceuticals Inc (a)	340	7
General Dynamics Corp	3,070	435	Charles River Laboratories International Inc	578	41
L-3 Communications Holdings Inc	3,119	354	(a)
Lockheed Martin Corp	1,492	277	CSL Ltd ADR	1,348	45
Northrop Grumman Corp	1,429	227	Epizyme Inc (a)	310	7
Safran SA ADR	1,112	19	Exact Sciences Corp (a)	565	17
Spirit AeroSystems Holdings Inc (a)	1,550	85	Genocea Biosciences Inc (a)	965	13
United Technologies Corp	690	76	Gilead Sciences Inc	3,143	368
		$1,473	Intercept Pharmaceuticals Inc (a)	30	7
Agriculture - 1.37%			Puma Biotechnology Inc (a)	30	4
Archer-Daniels-Midland Co	6,797	328	Spark Therapeutics Inc (a)	120	7
British American Tobacco PLC ADR	442	48	Sunesis Pharmaceuticals Inc (a)	1,465	4
Bunge Ltd	510	45	Versartis Inc (a)	437	7
Japan Tobacco Inc	1,122	40			$1,191
Philip Morris International Inc	2,510	201	Building Materials - 0.04%
		$662	Boise Cascade Co (a)	570	21
Airlines - 0.34%
Delta Air Lines Inc	2,298	94	Chemicals - 0.63%
Ryanair Holdings PLC ADR	354	25	LyondellBasell Industries NV	2,226	230
Southwest Airlines Co	1,380	46	Sherwin-Williams Co/The	271	75
		$165			$305

Apparel - 0.13%			Commercial Services - 0.68%
G-III Apparel Group Ltd (a)	910	64	ABM Industries Inc	2,090	69
			KAR Auction Services Inc	1,387	52
Automobile Manufacturers - 0.15%			Korn/Ferry International	1,900	66
Toyota Motor Corp ADR	530	71	Moody's Corp	284	31
			Navigant Consulting Inc (a)	710	10
			RPX Corp (a)	2,112	36
Automobile Parts & Equipment - 1.06%			Team Health Holdings Inc (a)	760	50
Allison Transmission Holdings Inc	1,816	53	TransUnion (a)	650	16
Bridgestone Corp ADR	1,496	28			$330
Cooper Tire & Rubber Co	1,522	51
Goodyear Tire & Rubber Co/The	1,550	47	Computers - 4.50%
Lear Corp	2,868	322	Amdocs Ltd	883	48
Valeo SA ADR	169	13	Apple Inc	10,506	1,318
		$514	Barracuda Networks Inc (a)	730	29
			CACI International Inc (a)	600	48
Banks - 6.22%			DST Systems Inc	810	102
Bank of Montreal	502	30	Lexmark International Inc	1,560	69
Central Pacific Financial Corp	1,320	31	Manhattan Associates Inc (a)	870	52
Chemical Financial Corp	1,000	33	NetScout Systems Inc (a)	970	36
Citigroup Inc	1,340	74	Synopsys Inc (a)	2,690	136
DBS Group Holdings Ltd ADR	609	37	TDK Corp ADR	438	34
Goldman Sachs Group Inc/The	1,950	407	Western Digital Corp	3,968	311
Hanmi Financial Corp	1,073	27			$2,183
ICICI Bank Ltd ADR	3,782	39
JP Morgan Chase & Co	8,949	606	Consumer Products - 0.08%
KeyCorp	19,881	299	Kimberly-Clark Corp	361	38
Mitsubishi UFJ Financial Group Inc ADR	4,297	31
Mizuho Financial Group Inc ADR	10,746	47	Cosmetics & Personal Care - 0.10%
Nordea Bank AB ADR	1,884	24	Procter & Gamble Co/The	640	50
PacWest Bancorp	350	16
PrivateBancorp Inc	1,130	45
Royal Bank of Canada	657	40	Diversified Financial Services - 0.32%
SunTrust Banks Inc	5,180	223	Cowen Group Inc (a)	6,950	45
Svenska Handelsbanken AB ADR	3,186	23	Investment Technology Group Inc	1,093	27
Toronto-Dominion Bank/The	916	39	Macquarie Group Ltd ADR	600	38
Wells Fargo & Co	14,940	840	ORIX Corp ADR	355	26
Wilshire Bancorp Inc	3,240	41	WisdomTree Investments Inc	900	20
Wintrust Financial Corp	1,190	64			$156
		$3,016
			Electric - 2.28%
			8Point3 Energy Partners LP (a)	1,900	35
Beverages - 0.72%
Ambev SA ADR	5,648	34	Avista Corp	1,741	53
Anheuser-Busch InBev NV ADR	347	42	Enel SpA ADR	7,487	34
Dr Pepper Snapple Group Inc	1,770	129	Entergy Corp	1,040	73
PepsiCo Inc	1,527	143	Iberdrola SA ADR	1,446	38
		$348	Korea Electric Power Corp ADR	634	13
			PG&E Corp	9,937	488
			PPL Corp	3,010	89

See accompanying notes.

Schedule of Investments
Balanced Account
June 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Electric (continued)			Internet (continued)
Public Service Enterprise Group Inc	7,040	$277	Google Inc - A Shares (a)	496	$268
Talen Energy Corp (a)	375	6	Google Inc - C Shares (a)	593	309
		$1,106	MaxPoint Interactive Inc (a)	1,340	11
			Tencent Holdings Ltd ADR	629	12
Electronics - 0.73%					$667
Honeywell International Inc	2,100	214
Hoya Corp ADR	765	31	Investment Companies - 0.13%
Keysight Technologies Inc (a)	1,400	44	CK Hutchison Holdings Ltd ADR(a)	2,730	63
Murata Manufacturing Co Ltd ADR	912	40
Omron Corp ADR	607	26
			Iron & Steel - 0.07%
		$355	Reliance Steel & Aluminum Co	530	32
Engineering & Construction - 0.33%
Dycom Industries Inc (a)	560	33
			Machinery - Construction & Mining - 0.06%
EMCOR Group Inc	1,380	66	Mitsubishi Electric Corp ADR	1,190	31
Vinci SA ADR	4,304	62
		$161
			Media - 2.18%
Entertainment - 0.37%			Comcast Corp - Class A	9,513	572
Marriott Vacations Worldwide Corp	750	69	Gannett Co Inc (a)	2,837	40
Vail Resorts Inc	1,015	111	ITV PLC ADR	996	41
		$180	Starz (a)	3,827	171
Food - 1.51%			TEGNA Inc	7,207	231
Cal-Maine Foods Inc	358	19			$1,055
Gruma SAB de CV ADR	281	15	Mining - 0.08%
Kroger Co/The	7,533	546	BHP Billiton PLC ADR	330	13
Nestle SA ADR	723	52	South32 Ltd ADR(a)	3,708	25
SUPERVALU Inc (a)	3,260	26
					$38
Tyson Foods Inc	1,774	76
		$734	Miscellaneous Manufacturing - 0.38%
			FUJIFILM Holdings Corp ADR	1,017	36
Forest Products & Paper - 0.09%			General Electric Co	3,170	84
Clearwater Paper Corp (a)	550	31	Parker-Hannifin Corp	539	63
Stora Enso OYJ ADR	1,327	14			$183
		$45
			Office & Business Equipment - 0.23%
Healthcare - Products - 0.33%			Xerox Corp	10,710	114
Danaher Corp	890	76
EndoChoice Holdings Inc (a)	710	11
ICU Medical Inc (a)	300	29	Oil & Gas - 4.91%
K2M Group Holdings Inc (a)	1,400	34	Canadian Natural Resources Ltd	1,322	36
STAAR Surgical Co (a)	930	9	Carrizo Oil & Gas Inc (a)	380	19
		$159	Chevron Corp	380	37
			Cimarex Energy Co	260	29
Healthcare - Services - 2.82%			ConocoPhillips	9,052	556
Acadia Healthcare Co Inc (a)	650	51	Denbury Resources Inc	6,484	41
Aetna Inc	2,090	266	EP Energy Corp (a)	12,734	162
Anthem Inc	2,754	452	Exxon Mobil Corp	4,870	405
Centene Corp (a)	1,360	109	Hess Corp	1,050	70
Fresenius SE & Co KGaA ADR	1,408	23	Marathon Petroleum Corp	586	31
HCA Holdings Inc (a)	3,237	294	Murphy USA Inc (a)	2,267	126
HealthSouth Corp	1,229	57	PDC Energy Inc (a)	280	15
ICON PLC (a)	284	19	Royal Dutch Shell PLC ADR	484	28
Teladoc Inc (a),(b)	320	6	RSP Permian Inc (a)	360	10
UnitedHealth Group Inc	730	89	Sanchez Energy Corp (a)	830	8
		$1,366	Suncor Energy Inc	1,301	36
			Tesoro Corp	3,760	317
Insurance - 2.58%
American International Group Inc	1,010	62	Valero Energy Corp	7,240	453
AmTrust Financial Services Inc	800	52			$2,379
Berkshire Hathaway Inc - Class B (a)	4,760	648
			Packaging & Containers - 0.20%
Everest Re Group Ltd	920	168	Rock-Tenn Co	1,590	96
First American Financial Corp	1,640	61
Hannover Rueck SE ADR	594	29
Hartford Financial Services Group Inc/The	850	35	Pharmaceuticals - 4.41%
Lincoln National Corp	1,040	62	AbbVie Inc	1,704	114
			Array BioPharma Inc (a)	1,550	11
MetLife Inc	910	51
Prudential PLC ADR	247	12	Bayer AG ADR	294	41
Reinsurance Group of America Inc	330	31	Cardinal Health Inc	5,517	462
			FibroGen Inc (a)	340	8
Sampo Oyj ADR	1,047	25	Herbalife Ltd (a)	956	53
Sanlam Ltd ADR	1,574	17
		$1,253	Johnson & Johnson	690	67
			McKesson Corp	1,551	349
Internet - 1.38%			Nektar Therapeutics (a)	730	9
CDW Corp/DE	1,550	53	Nevro Corp (a)	350	19
GoDaddy Inc (a)	490	14	Novartis AG ADR	580	57

See accompanying notes.

Schedule of Investments
Balanced Account
June 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value (000	's)

Pharmaceuticals (continued)			Software (continued)
Novo Nordisk A/S ADR	1,516	$83	Workiva Inc (a)	1,320	$18
Pfizer Inc	17,033	571			$1,871
PRA Health Sciences Inc (a)	950	35
Prestige Brands Holdings Inc (a)	1,370	63	Telecommunications - 1.62%
ProQR Therapeutics NV (a)	330	6	ARRIS Group Inc (a)	1,230	38
Proteon Therapeutics Inc (a)	620	11	AT&T Inc	1,130	40
Revance Therapeutics Inc (a)	250	8	BT Group PLC ADR	402	29
Roche Holding AG ADR	1,953	68	China Mobile Ltd ADR	384	25
Shire PLC ADR	233	56	Cisco Systems Inc	12,720	349
Teva Pharmaceutical Industries Ltd ADR	607	36	Deutsche Telekom AG ADR	1,808	31
Zafgen Inc (a)	280	10	KDDI Corp ADR	5,086	61
		$2,137	Nippon Telegraph & Telephone Corp ADR	2,300	83
			Plantronics Inc	1,030	58
Pipelines - 0.06%			Verizon Communications Inc	1,516	71
TransCanada Corp	699	28			$785

			Transportation - 0.41%
Real Estate - 0.32%			Canadian National Railway Co	1,244	72
Brookfield Asset Management Inc	2,824	98	Canadian Pacific Railway Ltd	204	33
Jones Lang LaSalle Inc	320	55	CH Robinson Worldwide Inc	589	37
		$153	Matson Inc	990	41
			Navigator Holdings Ltd (a)	900	17
REITS - 2.39%
Corporate Office Properties Trust	1,250	29			$200
Duke Realty Corp	3,529	65	TOTAL COMMON STOCKS		$29,939
Equity Residential	3,830	269	INVESTMENT COMPANIES - 0.11%	Shares Held	Value (000	's)
Extra Space Storage Inc	3,153	206	Publicly Traded Investment Fund - 0.11%
First Industrial Realty Trust Inc	1,740	33	BlackRock Liquidity Funds FedFund Portfolio	53,282	53
Highwoods Properties Inc	1,430	57
LaSalle Hotel Properties	1,320	47	TOTAL INVESTMENT COMPANIES		$53
QTS Realty Trust Inc	1,420	52		Principal
Regency Centers Corp	1,430	84	BONDS- 22.60%	Amount (000's)	Value (000	's)
Simon Property Group Inc	1,559	270
Ventas Inc	780	48	Aerospace & Defense - 0.04%
		$1,160	Air 2 US
			8.03%, 10/01/2020(b),(c)	$18	$20
Retail - 5.10%
Big Lots Inc	565	25
Brinker International Inc	1,304	75	Agriculture - 0.29%
CVS Health Corp	1,690	177	Altria Group Inc
Darden Restaurants Inc	3,744	266	2.63%, 01/14/2020	10	10
Foot Locker Inc	4,720	316	BAT International Finance PLC
Freshpet Inc (a)	950	18	2.75%, 06/15/2020(c)	10	10
Kohl's Corp	2,508	157	3.95%, 06/15/2025(c)	5	5
Lowe's Cos Inc	3,377	226	Philip Morris International Inc
Macy's Inc	5,661	382	4.38%, 11/15/2041	10	10
Office Depot Inc (a)	7,981	69	6.38%, 05/16/2038	25	31
Pandora A/S ADR	940	25	Pinnacle Operating Corp
Red Robin Gourmet Burgers Inc (a)	467	40	9.00%, 11/15/2020(c)	10	10
Rite Aid Corp (a)	6,400	54	Reynolds American Inc
Target Corp	5,964	487	3.25%, 11/01/2022	20	19
Wal-Mart Stores Inc	1,395	99	4.45%, 06/12/2025	15	15
Wendy's Co/The	4,760	54	5.70%, 08/15/2035	15	15
		$2,470	5.85%, 08/15/2045	15	16
					$141
Semiconductors - 1.01%
ARM Holdings PLC ADR	563	28	Airlines - 0.17%
Broadcom Corp	4,493	231	American Airlines 2014-1 Class A Pass
Intel Corp	3,970	121	Through Trust
Micron Technology Inc (a)	3,500	66	3.70%, 04/01/2028	10	10
Qorvo Inc (a)	522	42	American Airlines 2015-1 Class A Pass
		$488	Through Trust
			3.38%, 11/01/2028	20	20
Software - 3.86%			United Airlines 2014-1 Class A Pass Through
2U Inc (a)	1,220	39	Trust
Apigee Corp (a)	930	9	4.00%, 10/11/2027	15	15
Appfolio Inc (a)	350	5	United Airlines 2014-1 Class B Pass Through
Aspen Technology Inc (a)	1,160	53	Trust
Black Knight Financial Services Inc (a)	890	28	4.75%, 10/11/2023	10	10
Broadridge Financial Solutions Inc	1,539	77	United Airlines 2014-2 Class A Pass Through
Electronic Arts Inc (a)	5,715	380	Trust
Fiserv Inc (a)	914	76	3.75%, 03/03/2028	15	15
Intuit Inc	1,750	176	US Airways 2001-1G Pass Through Trust
Microsoft Corp	17,397	768	7.08%, 09/20/2022	2	2
MINDBODY Inc (a)	920	13
Oracle Corp	5,674	229

See accompanying notes.

Schedule of Investments
Balanced Account
June 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Airlines (continued)			Banks (continued)
US Airways 2013-1 Class A Pass Through			Bank of America Corp
Trust			3.95%, 04/21/2025	$15	$14
3.95%, 05/15/2027	$9	$9	4.00%, 04/01/2024	85	86
		$81	4.10%, 07/24/2023	10	10
			4.20%, 08/26/2024	50	50
Automobile Asset Backed Securities - 1.47%			4.25%, 10/22/2026	10	10
Ally Auto Receivables Trust 2014-SN1			6.10%, 12/29/2049(d)	10	10
0.52%, 10/20/2016(d)	56	56
			Bank of New York Mellon Corp/The
AmeriCredit Automobile Receivables Trust			4.95%, 12/29/2049(d)	45	45
2014-2			BBVA Banco Continental SA
0.46%, 10/10/2017(d)	22	22	5.00%, 08/26/2022(c)	30	31
Capital Auto Receivables Asset Trust 2014-2			BPCE SA
1.26%, 05/21/2018(d)	75	75
			1.61%, 07/25/2017	10	10
Capital Auto Receivables Asset Trust 2015-2
0.59%, 10/20/2017 (d)	150	150	CIT Group Inc
			3.88%, 02/19/2019	10	10
CarMax Auto Owner Trust 2014-3			Citigroup Inc
0.55%, 08/15/2017	35	34	5.80%, 11/29/2049(d)	10	10
CarMax Auto Owner Trust 2015-2			City National Corp/CA
0.47%, 06/15/2018(d)	200	200
			5.25%, 09/15/2020	35	40
Chesapeake Funding LLC
1.43%, 04/07/2024 (c),(d)	75	75	Goldman Sachs Group Inc/The
			2.38%, 01/22/2018	100	102
Santander Drive Auto Receivables Trust 2014-			2.55%, 10/23/2019	20	20
2			2.60%, 04/23/2020	15	15
0.80%, 04/16/2018(d)	50	50
			3.50%, 01/23/2025	10	10
Volkswagen Auto Lease Trust 2014-A
0.52%, 10/20/2016 (d)	37	37	3.75%, 05/22/2025	10	10
			3.85%, 07/08/2024	55	55
Volkswagen Auto Loan Enhanced Trust 2013-			5.15%, 05/22/2045	30	29
2			5.38%, 03/15/2020	15	17
0.67%, 07/20/2016	14	14	5.38%, 12/29/2049(d)	40	40
		$713	6.00%, 06/15/2020	15	17
Automobile Floor Plan Asset Backed Securities - 0.16%			6.75%, 10/01/2037	10	12
GE Dealer Floorplan Master Note Trust			JP Morgan Chase & Co
0.57%, 07/20/2019(d)	75	75	1.63%, 05/15/2018	35	35
			2.75%, 06/23/2020	25	25
			4.40%, 07/22/2020	80	86
Automobile Manufacturers - 0.65%			4.95%, 06/01/2045	20	19
Ford Motor Co			5.00%, 12/29/2049(d)	20	20
4.75%, 01/15/2043	15	15	Morgan Stanley
7.40%, 11/01/2046	15	20	1.75%, 02/25/2016	15	15
General Motors Co			2.38%, 07/23/2019	70	70
3.50%, 10/02/2018	40	41	2.65%, 01/27/2020	5	5
4.88%, 10/02/2023	10	11	4.10%, 05/22/2023	20	20
5.20%, 04/01/2045	15	15	5.00%, 11/24/2025	30	31
General Motors Financial Co Inc			5.55%, 12/29/2049(d)	10	10
3.15%, 01/15/2020	10	10	Royal Bank of Scotland Group PLC
3.25%, 05/15/2018	15	15	5.13%, 05/28/2024	5	5
3.45%, 04/10/2022	15	15	6.13%, 12/15/2022	5	5
4.00%, 01/15/2025	5	5	Wells Fargo & Co
Hyundai Capital America			3.90%, 05/01/2045	35	31
2.55%, 02/06/2019(c)	60	60	5.87%, 12/29/2049(d)	50	51
Navistar International Corp			5.90%, 12/29/2049(d)	20	20
8.25%, 11/01/2021	40	38			$1,212
Nissan Motor Acceptance Corp
0.83%, 03/03/2017(c),(d)	30	30	Beverages - 0.22%
Toyota Motor Credit Corp			Anheuser-Busch Cos LLC
0.66%, 01/17/2019(d)	25	25	5.60%, 03/01/2017	25	27
2.00%, 10/24/2018	15	15	Anheuser-Busch InBev Worldwide Inc
		$315	2.50%, 07/15/2022	30	29
			Constellation Brands Inc
Automobile Parts & Equipment - 0.06%			3.75%, 05/01/2021	20	19
Dana Holding Corp			4.25%, 05/01/2023	5	5
5.38%, 09/15/2021	10	10	Corp Lindley SA
5.50%, 12/15/2024	5	5	6.75%, 11/23/2021(c)	15	17
6.00%, 09/15/2023	5	5	6.75%, 11/23/2021	10	11
Lear Corp					$108
5.25%, 01/15/2025	10	10
		$30	Biotechnology - 0.09%
			Celgene Corp
Banks- 2.50%			4.63%, 05/15/2044	10	10
Associated Banc-Corp			5.25%, 08/15/2043	5	5
2.75%, 11/15/2019	10	10	Genzyme Corp
4.25%, 01/15/2025	35	34	5.00%, 06/15/2020	15	17
5.13%, 03/28/2016	65	67

See accompanying notes.

Schedule of Investments
Balanced Account
June 30, 2015 (unaudited)

Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Biotechnology (continued)			Credit Card Asset Backed Securities (continued)
Gilead Sciences Inc			Citibank Credit Card Issuance Trust
3.05%, 12/01/2016	$10	$10	0.39%, 08/24/2018(d)	$100	$100
		$42			$350

Building Materials - 0.31%			Distribution & Wholesale - 0.04%
CRH America Inc			Global Partners LP / GLP Finance Corp
8.13%, 07/15/2018	45	53	7.00%, 06/15/2023(c)	5	5
Martin Marietta Materials Inc			WW Grainger Inc
1.37%, 06/30/2017(d)	65	64	4.60%, 06/15/2045	15	15
4.25%, 07/02/2024	15	15			$20
Norbord Inc
5.38%, 12/01/2020(c)	5	5	Diversified Financial Services - 0.50%
Owens Corning			Aircastle Ltd
4.20%, 12/01/2024	10	10	4.63%, 12/15/2018	5	5
Vulcan Materials Co			5.13%, 03/15/2021	10	10
4.50%, 04/01/2025	5	5	7.63%, 04/15/2020	5	6
		$152	Ally Financial Inc
			3.60%, 05/21/2018	15	15
Chemicals - 0.18%			Credit Acceptance Corp
A Schulman Inc			6.13%, 02/15/2021	25	25
6.88%, 06/01/2023(c)	15	15	7.38%, 03/15/2023(c)	5	5
Agrium Inc			Denali Borrower LLC / Denali Finance Corp
3.38%, 03/15/2025	20	19	5.63%, 10/15/2020(c)	5	5
Aruba Investments Inc			General Electric Capital Corp
8.75%, 02/15/2023(c)	5	5	5.25%, 06/29/2049(d)	20	21
CF Industries Inc			5.30%, 02/11/2021	70	79
5.15%, 03/15/2034	10	10	5.88%, 01/14/2038	10	12
Dow Chemical Co/The			Icahn Enterprises LP / Icahn Enterprises
4.38%, 11/15/2042	5	4	Finance Corp
Eagle Spinco Inc			6.00%, 08/01/2020	5	5
4.63%, 02/15/2021	10	10	International Lease Finance Corp
LYB International Finance BV			6.25%, 05/15/2019	5	5
4.88%, 03/15/2044	10	10	8.62%, 09/15/2015(d)	5	5
NOVA Chemicals Corp			National Rural Utilities Cooperative Finance
5.00%, 05/01/2025(c)	5	5	Corp
5.25%, 08/01/2023(c)	10	10	4.75%, 04/30/2043(d)	10	10
		$88	OneMain Financial Holdings Inc
			7.25%, 12/15/2021(c)	10	10
Commercial Services - 0.07%			Springleaf Finance Corp
Ahern Rentals Inc			5.25%, 12/15/2019	10	10
7.38%, 05/15/2023(c)	5	5
			Synchrony Financial
ERAC USA Finance LLC
3.85%, 11/15/2024 (c)	15	15	2.70%, 02/03/2020	15	15
4.50%, 02/15/2045(c)	15	14			$243
		$34	Electric - 0.70%
			Alabama Power Co
Computers - 0.33%			3.75%, 03/01/2045	10	9
Apple Inc			3.85%, 12/01/2042	10	9
0.53%, 05/03/2018(d)	50	50
0.58%, 05/06/2019(d)	10	10	4.15%, 08/15/2044	15	14
			CMS Energy Corp
2.85%, 05/06/2021	5	5	4.70%, 03/31/2043	5	5
3.45%, 02/09/2045	5	4	Commonwealth Edison Co
4.38%, 05/13/2045	20	20	3.70%, 03/01/2045	10	9
Hewlett-Packard Co			3.80%, 10/01/2042	5	5
3.00%, 09/15/2016	5	5	4.60%, 08/15/2043	10	10
6.00%, 09/15/2041	5	5	Consolidated Edison Co of New York Inc
NCR Corp			4.63%, 12/01/2054	10	10
4.63%, 02/15/2021	5	5	DTE Energy Co
Seagate HDD Cayman			6.38%, 04/15/2033	15	19
4.75%, 01/01/2025(c)	25	25
4.88%, 06/01/2027(c)	5	5	Duke Energy Carolinas LLC
5.75%, 12/01/2034(c)	25	24	4.00%, 09/30/2042	10	9
			Dynegy Inc
		$158	7.38%, 11/01/2022(c)	10	10
Consumer Products - 0.01%			Edison International
Spectrum Brands Inc			3.75%, 09/15/2017	10	10
5.75%, 07/15/2025(c)	5	5	Electricite de France SA
			2.15%, 01/22/2019(c)	5	5
			Elwood Energy LLC
Credit Card Asset Backed Securities - 0.72%			8.16%, 07/05/2026	16	18
BA Credit Card Trust			Energy Future Intermediate Holding Co LLC /
0.46%, 09/16/2019(d)	75	75	EFIH Finance Inc
0.47%, 01/15/2020(d)	75	75	0.00%, 03/01/2022(a),(c),(d)	4	5
Barclays Dryrock Issuance Trust
0.53%, 03/16/2020(d)	100	100

See accompanying notes.

Schedule of Investments
Balanced Account
June 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Electric (continued)			Food (continued)
Exelon Corp			Ingles Markets Inc
2.85%, 06/15/2020	$15	$15	5.75%, 06/15/2023	$5	$5
3.95%, 06/15/2025	10	10	JBS USA LLC / JBS USA Finance Inc
Florida Power & Light Co			5.75%, 06/15/2025(c)	5	5
4.05%, 06/01/2042	10	10	JM Smucker Co/The
4.13%, 02/01/2042	5	5	4.38%, 03/15/2045(c)	10	9
Northern States Power Co/MN			Kraft Foods Group Inc
3.40%, 08/15/2042	5	4	5.00%, 06/04/2042	15	15
NRG Energy Inc			Smithfield Foods Inc
6.25%, 05/01/2024	5	5	5.88%, 08/01/2021(c)	5	5
8.25%, 09/01/2020	10	10	Sysco Corp
Oncor Electric Delivery Co LLC			3.00%, 10/02/2021	25	25
5.25%, 09/30/2040	5	6	Wm Wrigley Jr Co
Pacific Gas & Electric Co			2.40%, 10/21/2018(c)	10	10
3.50%, 06/15/2025	10	10	3.38%, 10/21/2020(c)	25	26
4.45%, 04/15/2042	5	5			$156
PacifiCorp
3.85%, 06/15/2021	10	11	Forest Products & Paper - 0.06%
PPL Electric Utilities Corp			Cascades Inc
			5.50%, 07/15/2022(c)	5	5
3.00%, 09/15/2021	5	5
4.75%, 07/15/2043	5	5	Domtar Corp
PPL WEM Ltd / Western Power Distribution			6.25%, 09/01/2042	20	20
Ltd			Tembec Industries Inc
3.90%, 05/01/2016(c)	15	15	9.00%, 12/15/2019(c)	5	4
5.38%, 05/01/2021(c)	25	28			$29
Puget Energy Inc			Healthcare - Products - 0.40%
6.00%, 09/01/2021	15	17	Becton Dickinson and Co
Southern California Edison Co			2.68%, 12/15/2019	15	15
3.60%, 02/01/2045	10	9	Kinetic Concepts Inc / KCI USA Inc
4.05%, 03/15/2042	15	14	10.50%, 11/01/2018	10	11
Virginia Electric & Power Co			Medtronic Inc
4.00%, 01/15/2043	5	5	2.50%, 03/15/2020(c)	20	20
4.65%, 08/15/2043	5	5	4.38%, 03/15/2035(c)	30	30
		$341	4.63%, 03/15/2045(c)	35	35
Electronics - 0.10%			Universal Hospital Services Inc
Keysight Technologies Inc			7.63%, 08/15/2020	10	9
3.30%, 10/30/2019(c)	20	20	Zimmer Biomet Holdings Inc
4.55%, 10/30/2024(c)	10	10	2.70%, 04/01/2020	35	35
Sanmina Corp			3.15%, 04/01/2022	30	29
4.38%, 06/01/2019(c)	20	20	3.55%, 04/01/2025	10	10
		$50			$194
Engineering & Construction - 0.05%			Healthcare - Services - 0.43%
SBA Tower Trust			Centene Corp
2.90%, 10/15/2044(c)	25	25	4.75%, 05/15/2022	70	72
			5.75%, 06/01/2017	24	26
			Fresenius Medical Care US Finance II Inc
Entertainment - 0.14%			5.88%, 01/31/2022(c)	5	5
CCM Merger Inc			HCA Inc
9.13%, 05/01/2019(c)	20	22	4.75%, 05/01/2023	5	5
Cinemark USA Inc			5.25%, 04/15/2025	20	21
4.88%, 06/01/2023	5	5	5.88%, 03/15/2022	5	6
DreamWorks Animation SKG Inc			LifePoint Health Inc
6.88%, 08/15/2020(c)	10	10	5.50%, 12/01/2021	5	5
Peninsula Gaming LLC / Peninsula Gaming			MPH Acquisition Holdings LLC
Corp			6.63%, 04/01/2022(c)	10	10
8.38%, 02/15/2018(c)	5	5	WellCare Health Plans Inc
Regal Entertainment Group			5.75%, 11/15/2020	55	57
5.75%, 03/15/2022	10	10			$207
WMG Acquisition Corp
6.00%, 01/15/2021(c)	13	13	Holding Companies - Diversified - 0.09%
		$65	Argos Merger Sub Inc
			7.13%, 03/15/2023(c)	5	5
Environmental Control - 0.05%			Brixmor Operating Partnership LP
Republic Services Inc			3.85%, 02/01/2025	15	15
3.80%, 05/15/2018	25	26	MUFG Americas Holdings Corp
			2.25%, 02/10/2020	10	10
Food - 0.32%			3.00%, 02/10/2025	15	14
HJ Heinz Co					$44
2.80%, 07/02/2020(c),(e)	15	15	Home Builders - 0.11%
5.00%, 07/15/2035(c),(e)	10	10	Beazer Homes USA Inc
5.20%, 07/15/2045(c),(e)	30	31	6.63%, 04/15/2018	15	15

See accompanying notes.

Schedule of Investments
Balanced Account
June 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Home Builders (continued)			Lodging (continued)
Lennar Corp			MGM Resorts International (continued)
4.13%, 12/01/2018	$5	$5	6.63%, 12/15/2021	$5	$5
4.75%, 11/15/2022(d)	15	15	10.00%, 11/01/2016	5	6
WCI Communities Inc			Wyndham Worldwide Corp
6.88%, 08/15/2021	15	15	2.50%, 03/01/2018	15	15
Woodside Homes Co LLC / Woodside Homes					$36
Finance Inc
6.75%, 12/15/2021(c)	5	5	Machinery - Construction & Mining - 0.01%
		$55	Vander Intermediate Holding II Corp
			9.75%, PIK 10.50%, 02/01/2019 (c),(f)	5	5
Home Equity Asset Backed Securities - 0.04%
Specialty Underwriting & Residential Finance
Trust Series 2004-BC1			Machinery - Diversified - 0.01%
0.95%, 02/25/2035(d)	21	20	CNH Industrial Capital LLC
			3.88%, 07/16/2018(c)	5	5

Insurance - 1.13%
American International Group Inc			Media - 0.92%
			21st Century Fox America Inc
4.50%, 07/16/2044	45	43	4.75%, 09/15/2044	10	10
CNO Financial Group Inc
4.50%, 05/30/2020	15	15	5.40%, 10/01/2043	5	5
Liberty Mutual Group Inc			6.15%, 02/15/2041	15	17
5.00%, 06/01/2021(c)	15	16	Cable One Inc
			5.75%, 06/15/2022(c)	5	5
7.00%, 03/07/2067(c),(d)	15	15
7.80%, 03/07/2087(c)	20	24	Cablevision Systems Corp
Metropolitan Life Global Funding I			8.00%, 04/15/2020	10	11
2.30%, 04/10/2019 (c)	150	151	CBS Corp
			4.60%, 01/15/2045	5	4
Progressive Corp/The			5.75%, 04/15/2020	15	17
3.70%, 01/26/2045	10	9
Prudential Financial Inc
5.38%, 05/15/2045(d)	25	25	CCO Holdings LLC / CCO Holdings Capital Corp
			5.13%, 05/01/2023(c)	15	15
Teachers Insurance & Annuity Association of
America			Comcast Corp
4.90%, 09/15/2044(c)	15	15	3.38%, 02/15/2025	10	10
TIAA Asset Management Finance Co LLC			4.60%, 08/15/2045	5	5
2.95%, 11/01/2019(c)	40	40	6.40%, 03/01/2040	20	25
4.13%, 11/01/2024(c)	20	20	6.50%, 11/15/2035	5	6
Voya Financial Inc			DIRECTV Holdings LLC / DIRECTV
2.90%, 02/15/2018	75	77	Financing Co Inc
5.65%, 05/15/2053(d)	30	31	3.80%, 03/15/2022	10	10
XLIT Ltd			6.00%, 08/15/2040	15	16
4.45%, 03/31/2025	45	45	6.38%, 03/01/2041	10	11
			DISH DBS Corp
5.50%, 03/31/2045	25	23	4.25%, 04/01/2018	5	5
		$549	5.88%, 07/15/2022	15	15
Internet - 0.02%			5.88%, 11/15/2024	10	10
Zayo Group LLC / Zayo Capital Inc			6.75%, 06/01/2021	10	10
6.00%, 04/01/2023(c)	5	5	7.88%, 09/01/2019	10	11
10.13%, 07/01/2020	3	3	Grupo Televisa SAB
		$8	6.63%, 01/15/2040	35	40
			NBCUniversal Media LLC
Iron & Steel - 0.22%			2.88%, 01/15/2023	35	34
AK Steel Corp			RCN Telecom Services LLC / RCN Capital
7.63%, 05/15/2020	5	4	Corp
ArcelorMittal			8.50%, 08/15/2020(c)	10	10
7.75%, 10/15/2039(d)	30	30	Time Warner Cable Inc
Glencore Funding LLC			4.13%, 02/15/2021	35	36
2.88%, 04/16/2020(c)	30	29	6.75%, 07/01/2018	5	6
Signode Industrial Group Lux SA/Signode			Time Warner Inc
Industrial Group US Inc			2.10%, 06/01/2019	10	10
6.38%, 05/01/2022(c)	10	10	4.05%, 12/15/2023	10	10
Vale Overseas Ltd			6.25%, 03/29/2041	30	34
4.38%, 01/11/2022	35	34	Univision Communications Inc
		$107	8.50%, 05/15/2021(c)	10	11
Leisure Products & Services - 0.01%			Viacom Inc
NCL Corp Ltd			4.85%, 12/15/2034	15	14
5.25%, 11/15/2019(c)	5	5	WideOpenWest Finance LLC /
			WideOpenWest Capital Corp
			13.38%, 10/15/2019	20	22
Lodging - 0.08%					$445
Boyd Gaming Corp
6.88%, 05/15/2023	5	5
MGM Resorts International
6.00%, 03/15/2023	5	5

See accompanying notes.

Schedule of Investments
Balanced Account
June 30, 2015 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)		Amount (000's) Value (000's)

Metal Fabrication & Hardware - 0.02%				Mortgage Backed Securities (continued)
Wise Metals Intermediate Holdings LLC/Wise				GE Commercial Mortgage Corp Series 2007-
Holdings Finance Corp				C1 Trust
9.75%, PIK 10.50%, 06/15/2019 (c),(f)	$10	$11		5.61%, 12/10/2049(d)		$100	$104
				GS Mortgage Securities Trust 2013-GCJ12
				3.78%, 06/10/2046(d)		25	25
Mining - 0.47%
Anglo American Capital PLC				JP Morgan Chase Commercial Mortgage
3.63%, 05/14/2020(c)	30	30		Securities Trust 2005-CIBC12
				4.95%, 09/12/2037		25	25
Barrick Gold Corp				JP Morgan Chase Commercial Mortgage
3.85%, 04/01/2022	20	19		Securities Trust 2005-LDP3
Barrick North America Finance LLC				5.13%, 08/15/2042(d)		25	25
4.40%, 05/30/2021	10	10
				JP Morgan Chase Commercial Mortgage
BHP Billiton Finance USA Ltd				Securities Trust 2006-CIBC17
2.05%, 09/30/2018	10	10		5.43%, 12/12/2043		24	25
FMG Resources August 2006 Pty Ltd
8.25%, 11/01/2019(c)	15	13	LB	-UBS Commercial Mortgage Trust 2005-
				C7
Freeport-McMoRan Inc				5.32%, 11/15/2040		45	45
4.00%, 11/14/2021	20	20
5.40%, 11/14/2034	5	4	LB	-UBS Commercial Mortgage Trust 2007-
				C2
Newmont Mining Corp				5.43%, 02/15/2040		8	9
4.88%, 03/15/2042	15	13
				Morgan Stanley Bank of America Merrill
Rio Tinto Finance USA Ltd				Lynch Trust 2013-C9
3.50%, 11/02/2020	10	10		3.46%, 05/15/2046		25	25
3.75%, 06/15/2025	15	15
9.00%, 05/01/2019	10	12		Morgan Stanley Bank of America Merrill
				Lynch Trust 2014-C18
Southern Copper Corp				4.59%, 10/15/2047(d)		50	52
3.88%, 04/23/2025	65	63
				Morgan Stanley Capital I Trust 2007-HQ12
Taseko Mines Ltd				5.86%, 04/12/2049 (d)		8	8
7.75%, 04/15/2019	5	4		UBS Commercial Mortgage Trust 2012-C1
Teck Resources Ltd				3.40%, 05/10/2045(d)		55	57
5.20%, 03/01/2042	5	4		UBS-Barclays Commercial Mortgage Trust
		$227		2013	-C5
				3.18%, 03/10/2046(d)		15	15
Miscellaneous Manufacturing - 0.19%
Bombardier Inc				Wachovia Bank Commercial Mortgage Trust
7.50%, 03/15/2025(c)	5	5		Series 2007-C34
Ingersoll-Rand Global Holding Co Ltd				5.68%, 05/15/2046(d)		110	117
2.88%, 01/15/2019	10	10		WFRBS Commercial Mortgage Trust 2013-
5.75%, 06/15/2043	5	6		C12
Ingersoll-Rand Luxembourg Finance SA				1.62%, 03/15/2048(c),(d)		585	44
2.63%, 05/01/2020	15	15					$1,004
3.55%, 11/01/2024	25	24
				Office & Business Equipment - 0.05%
4.65%, 11/01/2044	5	5
Tyco Electronics Group SA				Xerox Corp
3.50%, 02/03/2022	25	25		2.95%, 03/15/2017		5	5
				6.75%, 02/01/2017		5	6
		$90		6.75%, 12/15/2039		10	11
Mortgage Backed Securities - 2.07%							$22
BCRR Trust 2009-1
5.86%, 07/17/2040(c)	25	27		Oil & Gas - 1.64%
				Anadarko Petroleum Corp
CD 2006-CD3 Mortgage Trust				3.45%, 07/15/2024		20	20
5.62%, 10/15/2048	25	26		6.45%, 09/15/2036		5	6
Citigroup Commercial Mortgage Trust 2015-
GC27				Apache Corp
3.14%, 02/10/2048(d)	75	74		4.25%, 01/15/2044		10	9
				4.75%, 04/15/2043		5	5
Citigroup Commercial Mortgage Trust 2015-				Baytex Energy Corp
GC29				5.13%, 06/01/2021(c)		5	5
3.19%, 04/10/2048(d)	50	49
4.29%, 04/10/2048(d)	100	96		BP Capital Markets PLC
				0.82%, 05/10/2019(d)		50	50
COMM 2014-CCRE17 Mortgage Trust
4.90%, 05/10/2047(d)	50	52		Chaparral Energy Inc
				7.63%, 11/15/2022		10	7
Credit Suisse First Boston Mortgage Securities				Chesapeake Energy Corp
Corp				3.53%, 04/15/2019(d)		5	4
0.56%, 11/15/2037(c),(d)	50	—
4.77%, 07/15/2037	2	2		4.88%, 04/15/2022		5	4
CSMC Series 2009-RR3				6.13%, 02/15/2021		5	5
5.34%, 12/15/2043(c),(d)	25	26		ConocoPhillips Co
				1.18%, 05/15/2022(d)		20	20
Fannie Mae Interest Strip
4.50%, 10/25/2035(d)	311	18		Continental Resources Inc/OK
				3.80%, 06/01/2024		15	14
Freddie Mac
3.50%, 02/15/2025(d)	304	22		4.50%, 04/15/2023		10	10
				Delek & Avner Tamar Bond Ltd
Freddie Mac REMICS				5.41%, 12/30/2025(c)		50	50
0.79%, 08/15/2018(d)	7	7
1.25%, 09/15/2033	29	29

See accompanying notes.

Schedule of Investments
Balanced Account
June 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Oil & Gas (continued)			Oil & Gas (continued)
Denbury Resources Inc			Woodside Finance Ltd
5.50%, 05/01/2022	$10	$9	3.65%, 03/05/2025(c)	$5	$5
Devon Energy Corp					$795
2.25%, 12/15/2018	25	25
5.00%, 06/15/2045	5	5	Oil & Gas Services - 0.06%
Ecopetrol SA			Halliburton Co
5.38%, 06/26/2026	25	25	4.75%, 08/01/2043	5	5
5.88%, 05/28/2045	10	9	Weatherford International LLC
7.63%, 07/23/2019	25	29	6.35%, 06/15/2017	5	5
Encana Corp			Weatherford International Ltd/Bermuda
5.15%, 11/15/2041	10	9	4.50%, 04/15/2022	5	5
Ensco PLC			5.95%, 04/15/2042	15	13
5.20%, 03/15/2025	5	5			$28
EP Energy LLC / Everest Acquisition Finance			Other Asset Backed Securities - 0.18%
Inc			Countrywide Asset-Backed Certificates
9.38%, 05/01/2020	30	32	1.79%, 01/25/2034(d)	55	51
Halcon Resources Corp			JP Morgan Mortgage Acquisition Trust 2007-
9.25%, 02/15/2022	5	3	CH3
9.75%, 07/15/2020	5	3	0.34%, 03/25/2037(d)	36	36
Kerr-McGee Corp					$87
7.88%, 09/15/2031	5	6
Linn Energy LLC / Linn Energy Finance			Packaging & Containers - 0.25%
Corp			Berry Plastics Corp
6.25%, 11/01/2019(d)	5	4	5.13%, 07/15/2023	10	10
6.50%, 05/15/2019	5	4	Beverage Packaging Holdings Luxembourg II
Nabors Industries Inc			SA / Beverage Packaging Holdings II
2.35%, 09/15/2016	10	10	5.63%, 12/15/2016(c)	5	5
Noble Energy Inc			Coveris Holding Corp
3.90%, 11/15/2024	20	20	10.00%, 06/01/2018 (c)	15	16
5.05%, 11/15/2044	10	10	Crown Cork &Seal Co Inc
Northern Blizzard Resources Inc			7.38%, 12/15/2026	8	9
7.25%, 02/01/2022(c)	6	6	Packaging Corp of America
Oasis Petroleum Inc			4.50%, 11/01/2023	20	20
6.50%, 11/01/2021	10	10	Reynolds Group Issuer Inc / Reynolds Group
Ocean Rig UDW Inc			Issuer LLC / Reynolds Group Issuer
7.25%, 04/01/2019(c)	10	7	(Luxembourg) S.A.
PDC Energy Inc			5.75%, 10/15/2020	30	31
7.75%, 10/15/2022	10	10	Rock-Tenn Co
Petroleos Mexicanos			3.50%, 03/01/2020	30	31
4.50%, 01/23/2026(c)	50	49			$122
4.88%, 01/18/2024	50	51
			Pharmaceuticals - 0.62%
6.38%, 01/23/2045	25	26	AbbVie Inc
Phillips 66			1.80%, 05/14/2018	50	50
4.65%, 11/15/2034	10	10	2.50%, 05/14/2020	25	25
4.88%, 11/15/2044	5	5	3.60%, 05/14/2025	30	30
Pride International Inc			4.70%, 05/14/2045	15	15
6.88%, 08/15/2020	25	29	Actavis Funding SCS
QEP Resources Inc			3.00%, 03/12/2020	25	25
5.25%, 05/01/2023	10	9	3.45%, 03/15/2022	25	25
RKI Exploration & Production LLC / RKI			4.55%, 03/15/2035	15	14
Finance Corp			4.75%, 03/15/2045	10	9
8.50%, 08/01/2021(c)	10	10
			Forest Laboratories LLC
Rowan Cos Inc			5.00%, 12/15/2021(c)	25	27
5.00%, 09/01/2017	15	15	Hospira Inc
5.40%, 12/01/2042	15	12	5.20%, 08/12/2020	10	11
Seventy Seven Operating LLC			Merck & Co Inc
6.63%, 11/15/2019	5	4	1.30%, 05/18/2018	20	20
Shell International Finance BV			Valeant Pharmaceuticals International Inc
3.25%, 05/11/2025	15	15	5.38%, 03/15/2020(c)	5	5
4.38%, 05/11/2045	20	20	5.50%, 03/01/2023(c)	5	5
Southwestern Energy Co			5.88%, 05/15/2023(c)	15	15
4.05%, 01/23/2020	20	20	7.50%, 07/15/2021(c)	10	11
Sunoco LP / Sunoco Finance Corp			Wyeth LLC
6.38%, 04/01/2023(c)	5	5
			6.00%, 02/15/2036	5	6
TalismanEnergyInc			Zoetis Inc
3.75%, 02/01/2021	10	10	1.15%, 02/01/2016	5	5
5.50%, 05/15/2042	20	18			$298
7.75%, 06/01/2019	20	23
Ultra Petroleum Corp
6.13%, 10/01/2024(c)	5	4
Whiting Canadian Holding Co ULC
8.13%, 12/01/2019	5	5

See accompanying notes.

Schedule of Investments
Balanced Account
June 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Pipelines - 0.82%			REITS (continued)
Boardwalk Pipelines LP			Retail Properties of America Inc
3.38%, 02/01/2023	$15	$14	4.00%, 03/15/2025	$15	$15
Columbia Pipeline Group Inc			Scentre Group Trust 1 / Scentre Group Trust
3.30%, 06/01/2020(c)	20	20	2
Enable Midstream Partners LP			2.38%, 04/28/2021(c)	25	24
2.40%, 05/15/2019(c)	30	29	Select Income REIT
3.90%, 05/15/2024(c)	10	9	2.85%, 02/01/2018	10	10
Enbridge Inc			3.60%, 02/01/2020	15	15
0.73%, 06/02/2017(d)	30	30	4.15%, 02/01/2022	15	15
3.50%, 06/10/2024	20	19	Ventas Realty LP
Energy Transfer Equity LP			1.25%, 04/17/2017	25	25
5.88%, 01/15/2024	5	5	1.55%, 09/26/2016	15	15
Energy Transfer Partners LP					$189
4.05%, 03/15/2025	20	19
4.15%, 10/01/2020	10	10	Retail - 0.33%
4.90%, 03/15/2035	5	4	1011778 BC ULC / New Red Finance Inc
			4.63%, 01/15/2022(c)	5	5
EnLink Midstream Partners LP
			Building Materials Holding Corp
4.15%, 06/01/2025	15	15	9.00%, 09/15/2018 (c)	5	5
4.40%, 04/01/2024	5	5
5.05%, 04/01/2045	10	9	CVS Health Corp
Enterprise Products Operating LLC			4.13%, 05/15/2021	15	16
3.70%, 02/15/2026	5	5	CVS Pass-Through Trust
			5.93%, 01/10/2034(c)	9	11
4.90%, 05/15/2046	10	9	7.51%, 01/10/2032(c)	4	6
Kinder Morgan Energy Partners LP
			Family Tree Escrow LLC
4.70%, 11/01/2042	15	12	5.75%, 03/01/2023 (c)	5	5
5.00%, 10/01/2021	10	11
			Landry's Holdings II Inc
5.63%, 09/01/2041	10	9	10.25%, 01/01/2018 (c)	15	16
Kinder Morgan Inc/DE
3.05%, 12/01/2019	15	15	Macy's Retail Holdings Inc
ONEOK Partners LP			5.90%, 12/01/2016	36	38
4.90%, 03/15/2025	10	10	Michaels Stores Inc
			5.88%, 12/15/2020(c)	5	5
Sabine Pass Liquefaction LLC
5.63%, 03/01/2025(c)	20	20	Neiman Marcus Group LTD LLC
			8.75%, 10/15/2021(c)	5	5
TransCanada PipeLines Ltd
4.63%, 03/01/2034	10	10	New Academy Finance Co LLC / New
5.00%, 10/16/2043	5	5	Academy Finance Corp
			8.00%, PIK 8.75%, 06/15/2018(c),(f)	20	20
7.13%, 01/15/2019	5	6
			Petco Holdings Inc
Western Gas Partners LP			8.50%, PIK 9.25%, 10/15/2017(c),(f)	20	21
3.95%, 06/01/2025	10	10
			Tops Holding LLC / Tops Markets II Corp
5.45%, 04/01/2044	15	15	8.00%, 06/15/2022 (c)	5	5
Williams Cos Inc/The
7.88%, 09/01/2021	20	23			$158
Williams Partners LP			Semiconductors - 0.10%
3.60%, 03/15/2022	20	19	Micron Technology Inc
Williams Partners LP / ACMP Finance Corp			5.25%, 01/15/2024(c)	5	5
4.88%, 05/15/2023	25	25	QUALCOMM Inc
4.88%, 03/15/2024	5	5	3.45%, 05/20/2025	15	15
		$397	4.65%, 05/20/2035	20	19
Real Estate - 0.04%			4.80%, 05/20/2045	10	9
Crescent Resources LLC / Crescent Ventures					$48
Inc			Software - 0.10%
10.25%, 08/15/2017 (c)	10	11	Activision Blizzard Inc
Prologis LP			5.63%, 09/15/2021(c)	10	10
4.25%, 08/15/2023	10	10	Oracle Corp
		$21	2.95%, 05/15/2025	35	34
REITS - 0.39%			4.38%, 05/15/2055	5	5
AvalonBay Communities Inc					$49
3.45%, 06/01/2025	15	15	Sovereign - 0.46%
DDR Corp			Mexico Government International Bond
3.63%, 02/01/2025	20	19	3.50%, 01/21/2021	60	61
DuPont Fabros Technology LP			4.75%, 03/08/2044	10	10
5.88%, 09/15/2021	5	5	Peruvian Government International Bond
Equinix Inc			5.63%, 11/18/2050	30	33
4.88%, 04/01/2020	5	5	Poland Government International Bond
5.38%, 01/01/2022	5	5	3.00%, 03/17/2023	45	44
5.38%, 04/01/2023	5	5	Romanian Government International Bond
Hospitality Properties Trust			4.88%, 01/22/2024(c)	30	32
4.50%, 06/15/2023	5	5	Uruguay Government International Bond
iStar Financial Inc			5.10%, 06/18/2050	45	43
4.88%, 07/01/2018	5	5			$223
9.00%, 06/01/2017	5	6

See accompanying notes.

Schedule of Investments
Balanced Account
June 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Student Loan Asset Backed Securities - 0.78%			Transportation - 0.15%
Navient Student Loan Trust 2014-8			CSX Corp
0.46%, 08/25/2020(d)	$78	$78	3.70%, 10/30/2020	$15	$16
Navient Student Loan Trust 2015-1			5.50%, 04/15/2041	10	11
0.49%, 09/26/2022(d)	138	138	Eletson Holdings
SLM Private Education Loan Trust 2012-E			9.63%, 01/15/2022(c)	5	5
0.94%, 10/16/2023(c),(d)	51	51	Hornbeck Offshore Services Inc
SLM Private Education Loan Trust 2013-A			5.00%, 03/01/2021	10	8
0.79%, 08/15/2022(c),(d)	88	88	Navios Maritime Acquisition Corp / Navios
SLM Student Loan Trust 2008-5			Acquisition Finance US Inc
1.58%, 01/25/2018(d)	10	10	8.13%, 11/15/2021(c)	20	20
SLM Student Loan Trust 2008-6			Navios Maritime Holdings Inc / Navios
0.83%, 10/25/2017(d)	12	12	Maritime Finance II US Inc
		$377	7.38%, 01/15/2022(c)	10	9
			Navios South American Logistics Inc / Navios
Supranational Bank - 0.09%			Logistics Finance US Inc
Corp Andina de Fomento			7.25%, 05/01/2022(c)	5	5
1.50%, 08/08/2017	45	45			$74

			Trucking & Leasing - 0.03%
Telecommunications - 1.06%			Jurassic Holdings III Inc
AT&T Inc			6.88%, 02/15/2021(c)	5	4
1.19%, 11/27/2018(d)	10	10
			Penske Truck Leasing Co Lp / PTL Finance
2.38%, 11/27/2018	5	5	Corp
2.45%, 06/30/2020	45	44	3.38%, 02/01/2022(c)	10	10
3.40%, 05/15/2025	45	43
4.30%, 12/15/2042	5	4			$14
4.45%, 05/15/2021	15	16	TOTAL BONDS		$10,951
4.50%, 05/15/2035	30	28	SENIOR FLOATING RATE INTERESTS -	Principal
4.75%, 05/15/2046	5	5	0.09%	Amount (000's) Value (000's)
CC Holdings GS V LLC / Crown Castle GS			Electronics - 0.01%
III Corp			Isola USA Corp, Term Loan B
3.85%, 04/15/2023	30	29	9.25%, 11/29/2018(d)	$5	$4
CenturyLink Inc
5.63%, 04/01/2025(c)	5	4
Embarq Corp			Forest Products & Paper - 0.01%
8.00%, 06/01/2036	5	6	Caraustar Industries Inc, Term Loan B
Goodman Networks Inc			8.00%, 04/26/2019(d)	5	5
12.13%, 07/01/2018	5	4
Intelsat Luxembourg SA			Healthcare - Products - 0.01%
7.75%, 06/01/2021	20	17	Accellent Inc, Term Loan
8.13%, 06/01/2023	15	12	4.50%, 02/19/2021(d)	5	5
Level 3 Communications Inc
5.75%, 12/01/2022	5	5
Level 3 Financing Inc			Machinery - Diversified - 0.01%
5.38%, 08/15/2022	5	5	SIG Combibloc PurchaseCo Sarl, Term Loan

Sprint 6.13%, Capital 01/15/2021 Corp	5	5	B 4.25%, 03/11/2022(d)	5	5
6.88%, 11/15/2028	10	9
Sprint Communications Inc			Oil & Gas - 0.03%
6.00%, 11/15/2022	5	5	Seadrill Operating LP, Term Loan B
7.00%, 08/15/2020	20	20	4.00%, 02/12/2021(d)	20	15
9.13%, 03/01/2017	3	3
Sprint Corp
7.88%, 09/15/2023	5	5	Retail - 0.02%
Telefonica Emisiones SAU			Academy Ltd, Term Loan B
7.05%, 06/20/2036	10	12	0.00%, 06/16/2022(d),(g)	10	10
T-Mobile USA Inc
6.25%, 04/01/2021	10	10	TOTAL SENIOR FLOATING RATE INTERESTS		$44
6.63%, 04/28/2021	5	5	U.S. GOVERNMENT & GOVERNMENT	Principal
Verizon Communications Inc			AGENCY OBLIGATIONS - 16.96%	Amount (000's) Value (000's)
1.35%, 06/09/2017	25	25	Federal Home Loan Mortgage Corporation (FHLMC) - 1.43%
2.04%, 09/14/2018(d)	50	52
2.63%, 02/21/2020	10	10	4.00%, 02/01/2044	$65	$70
4.52%, 09/15/2048(c)	33	29	4.00%, 10/01/2044	98	104
5.01%, 08/21/2054	27	25	4.50%, 04/01/2031	16	17
5.15%, 09/15/2023	35	38	4.50%, 05/01/2044	86	93
6.40%, 09/15/2033	3	3	5.00%, 06/01/2031	38	42
Vodafone Group PLC			5.00%, 08/01/2040	118	131
2.50%, 09/26/2022	10	9	5.00%, 06/01/2041	47	52
4.38%, 03/16/2021	10	11	5.50%, 12/01/2022	6	7
		$513	6.00%, 01/01/2029	6	6
			6.00%, 10/01/2036(d)	11	12
			6.00%, 08/01/2037	33	38

See accompanying notes.

Schedule of Investments
Balanced Account
June 30, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC)
			U.S. Treasury - 7.79%
(continued)
6.00%, 01/01/2038(d)	$5	$6		0.50%, 06/15/2016	$430	$431
6.00%, 07/01/2038	22	25		0.50%, 11/30/2016	10	10
6.50%, 06/01/2017	4	4		0.63%, 08/15/2016	165	165
				0.88%, 04/30/2017	125	126
6.50%, 05/01/2031	2	3		1.38%, 01/31/2020	350	347
6.50%, 06/01/2031	7	7
6.50%, 11/01/2031	2	2		1.38%, 04/30/2020	90	89
				1.63%, 12/31/2019	90	90
6.50%, 10/01/2035	18	20		1.75%, 09/30/2019	380	385
7.00%, 12/01/2027	8	10
7.50%, 08/01/2030	1	1		1.75%, 04/30/2022	40	39
				1.88%, 11/30/2021	300	298
8.00%, 12/01/2030	36	42		2.13%, 06/30/2022	450	452
		$692		2.38%, 12/31/2020	50	52
Federal National Mortgage Association (FNMA) - 4.32%				2.38%, 08/15/2024	80	80
2.13%, 07/01/2034(d)	5	5		2.50%, 05/15/2024	30	31
2.30%, 03/01/2035(d)	11	12		2.63%, 02/29/2016	260	264
2.35%, 04/01/2037(d)	13	14		2.88%, 05/15/2043	125	119
2.50%, 03/01/2030	98	99		3.00%, 11/15/2044	105	103
2.50%, 07/01/2030(h)	90	91		3.13%, 01/31/2017	265	276
3.00%, 06/01/2027	191	199		3.13%, 11/15/2041	20	20
3.00%, 07/01/2029(h)	45	47		3.13%, 08/15/2044	35	35
3.00%, 10/01/2034	47	48		3.75%, 11/15/2043	100	113
3.00%, 08/01/2045(h)	215	214		4.38%, 05/15/2040	35	43
3.50%, 07/01/2029(h)	25	26		4.50%, 02/15/2036	165	207
3.50%, 10/01/2033	86	90				$3,775
3.50%, 05/01/2043	62	64
			U.S. Treasury Bill - 0.74%
3.50%, 04/01/2045	197	204		0.22%, 12/10/2015(i)	360	360
3.50%, 08/01/2045(h)	220	226
4.00%, 08/01/2020	6	6
4.00%, 02/01/2031	7	8	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
4.00%, 06/01/2031	18	19	OBLIGATIONS			$8,219
4.00%, 03/01/2041	30	32	Total Investments			$49,206
4.00%, 09/01/2045(h)	215	227	Liabilities in Excess of Other Assets, Net - (1.53)%			$(742)
4.50%, 05/01/2040	93	102	TOTAL NET ASSETS - 100.00%			$48,464
5.00%, 08/01/2040(h)	85	94
5.50%, 03/01/2034	15	17
5.50%, 04/01/2035	3	3	(a)	Non-Income Producing Security
5.50%, 07/01/2038	67	76	(b)	Fair value of these investments is determined in good faith by the Manager
5.50%, 05/01/2040	54	62		under procedures established and periodically reviewed by the Board of
5.70%, 02/01/2036(d)	4	5		Directors. At the end of the period, the fair value of these securities totaled
6.00%, 02/01/2025	21	24		$26 or 0.05% of net assets.
6.00%, 11/01/2037	30	34	(c)	Security exempt from registration under Rule 144A of the Securities Act of
6.00%, 03/01/2038	12	13		1933. These securities may be resold in transactions exempt from
6.50%, 02/01/2032	7	8		registration, normally to qualified institutional buyers. At the end of the
6.50%, 07/01/2037	4	4		period, the value of these securities totaled $2,085 or 4.30% of net assets.
6.50%, 07/01/2037	4	5	(d)	Variable Rate. Rate shown is in effect at June 30, 2015.
6.50%, 02/01/2038	5	6	(e)	Security purchased on a when-issued basis.
6.50%, 09/01/2038	7	8	(f)	Payment in kind; the issuer has the option of paying additional securities
		$2,092		in lieu of cash.
			(g)	This Senior Floating Rate Note will settle after June 30, 2015, at which
Government National Mortgage Association (GNMA) -				time the interest rate will be determined.
2.68%
1.63%, 07/20/2034(d)	111	115	(h)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
1.63%, 07/20/2035(d)	116	120		Notes to Financial Statements for additional information.
1.75%, 01/20/2035(d)	40	42	(i)	Rate shown is the discount rate of the original purchase.
3.00%, 02/15/2043	28	29
3.00%, 07/01/2044	125	126
3.50%, 05/15/2042	78	82
3.50%, 10/15/2042	40	42
3.50%, 07/01/2044	300	311
4.00%, 10/15/2041	59	63
4.00%, 07/01/2045(h)	50	53
4.50%, 10/20/2040	20	21
4.50%, 11/15/2040	64	70
4.50%, 07/01/2044	75	81
5.00%, 02/15/2039	85	96
6.00%, 09/20/2026	11	13
6.00%, 01/15/2029	14	16
6.00%, 06/15/2032	2	2
7.00%, 05/15/2031	6	7
7.00%, 02/20/2032	9	11
		$1,300

See accompanying notes.

		Schedule of Investments
Balanced Account
June 30, 2015 (unaudited)

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		16.93%
Financial		16.53%
Mortgage Securities		10.50%
Technology		10.18%
Government		9.08%
Consumer, Cyclical		8.75%
Energy		7.52%
Communications		7.27%
Industrial		6.43%
Asset Backed Securities		3.34%
Utilities		2.99%
Basic Materials		1.81%
Exchange Traded Funds		0.11%
Diversified		0.09%
Liabilities in Excess of Other Assets, Net		(1.53)%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; September 2015	Long	1	$104	$103	$(1)
Total					$(1)

Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2015 (unaudited)

INVESTMENT COMPANIES - 4.59%	Shares Held	Value (000	's)		Principal
				BONDS (continued)	Amount (000's) Value (000's)
Publicly Traded Investment Fund - 4.59%
BlackRock Liquidity Funds FedFund Portfolio	14,349,603	$14,350		Automobile Asset Backed Securities (continued)
				Ally Auto Receivables Trust 2014-SN2
TOTAL INVESTMENT COMPANIES		$14,350		1.21%, 02/20/2019(b)	$600	$600
PREFERRED STOCKS - 0.44%	Shares Held	Value (000	's)	AmeriCredit Automobile Receivables Trust
				2013-5
Banks - 0.37%				0.56%, 03/08/2017(b)	210	210
Morgan Stanley	15,000	382		AmeriCredit Automobile Receivables Trust
State Street Corp 5.90%; Series D	30,000	770		2014-1
		$1,152		0.57%, 07/10/2017(b)	257	257
Diversified Financial Services - 0.03%				AmeriCredit Automobile Receivables Trust
Ally Financial Inc (a)	90	91		2014-2
				0.46%, 10/10/2017(b)	425	425
				Capital Auto Receivables Asset Trust 2013-1
Telecommunications - 0.04%				0.79%, 06/20/2017	493	493
Verizon Communications Inc	5,000	131		Capital Auto Receivables Asset Trust 2014-2
				1.26%, 05/21/2018(b)	1,250	1,254
TOTAL PREFERRED STOCKS		$1,374		Capital Auto Receivables Asset Trust 2015-2
	Principal			0.59%, 10/20/2017(b)	700	700
BONDS - 64.94%	Amount (000's)	Value (000	's)	CarMax Auto Owner Trust 2014-3
				0.55%, 08/15/2017	694	693
Aerospace & Defense - 0.06%				CarMax Auto Owner Trust 2014-4
Air 2 US				1.25%, 11/15/2019	1,000	1,002
8.63%, 10/01/2020(a)	$29	$29
				CarMax Auto Owner Trust 2015-2
Embraer Netherlands Finance BV				0.47%, 06/15/2018(b)	3,000	3,000
5.05%, 06/15/2025	150	150		Chesapeake Funding LLC
		$179		1.43%, 04/07/2024(a),(b)	562	564
Agriculture - 0.79%				Drive Auto Receivables Trust 2015-B
Altria Group Inc				0.93%, 12/15/2017(a),(b)	500	500
2.63%, 01/14/2020	220	219		GM Financial Automobile Leasing Trust
5.38%, 01/31/2044	60	64		2014-1
9.95%, 11/10/2038	90	145		1.76%, 05/21/2018(a)	645	645
BAT International Finance PLC				Nissan Auto Receivables 2013-C Owner
2.75%, 06/15/2020(a)	225	226		Trust
3.95%, 06/15/2025(a)	160	161		0.67%, 08/15/2018(b)	1,896	1,894
Philip Morris International Inc				Santander Drive Auto Receivables Trust 2014-
4.38%, 11/15/2041	140	134		2
6.38%, 05/16/2038	5	6		0.51%, 07/17/2017(b)	298	298
Pinnacle Operating Corp				0.80%, 04/16/2018(b)	1,000	1,000
9.00%, 11/15/2020(a)	158	157		Santander Drive Auto Receivables Trust 2014-
Reynolds American Inc				4
3.25%, 06/12/2020	200	203		0.51%, 01/16/2018(b)	651	651
3.25%, 11/01/2022	405	390		Santander Drive Auto Receivables Trust 2014-
4.45%, 06/12/2025	275	280		5
5.70%, 08/15/2035	180	187		0.59%, 04/16/2018(b)	81	81
5.85%, 08/15/2045	270	283		1.77%, 09/16/2019	450	451
		$2,455		SunTrust Auto Receivables Trust 2015-1
				0.99%, 06/15/2018(a),(b)	300	300
Airlines - 0.43%				World Omni Auto Receivables Trust 2014-B
American Airlines 2014-1 Class A Pass				1.14%, 01/15/2020	700	699
Through Trust				World Omni Automobile Lease Securitization
3.70%, 04/01/2028	160	160		Trust 2013-A
American Airlines 2015-1 Class A Pass				0.73%, 05/16/2016	105	105
Through Trust				1.10%, 12/15/2016	250	250
3.38%, 11/01/2028	390	385				$18,073
American Airlines 2015-1 Class B Pass
Through Trust				Automobile Floor Plan Asset Backed Securities - 0.73%
3.70%, 11/01/2024	20	20		Ally Master Owner Trust
United Airlines 2014-1 Class A Pass Through				1.60%, 10/15/2019	300	301
Trust				GE Dealer Floorplan Master Note Trust
4.00%, 10/11/2027	230	232		0.57%, 07/20/2019(b)	1,600	1,592
United Airlines 2014-2 Class A Pass Through				0.63%, 10/20/2017(b)	400	400
Trust						$2,293
3.75%, 03/03/2028	300	297
				Automobile Manufacturers - 1.82%
US Airways 2001-1G Pass Through Trust				Daimler Finance North America LLC
7.08%, 09/20/2022	38	41		1.30%, 07/31/2015(a)	495	495
US Airways 2013-1 Class A Pass Through				1.65%, 03/02/2018(a)	445	443
Trust				2.45%, 05/18/2020(a)	385	383
3.95%, 05/15/2027	197	198		Ford Motor Co
		$1,333		7.40%, 11/01/2046	175	232
Automobile Asset Backed Securities - 5.78%				Ford Motor Credit Co LLC
Ally Auto Receivables Trust 2014-3				8.00%, 12/15/2016	335	365
0.81%, 09/15/2017(b)	2,000	2,001		General Motors Co
				3.50%, 10/02/2018	775	800

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Automobile Manufacturers (continued)			Banks (continued)
General Motors Co (continued)			Compass Bank (continued)
4.88%, 10/02/2023	$295	$311	3.88%, 04/10/2025	$375	$353
5.20%, 04/01/2045	135	134	Cooperatieve Centrale Raiffeisen-
6.25%, 10/02/2043	35	39	Boerenleenbank BA/Netherlands
General Motors Financial Co Inc			11.00%, 12/29/2049 (a),(b)	281	356
2.63%, 07/10/2017	355	359	Fifth Third Bank/Cincinnati OH
3.15%, 01/15/2020	270	271	2.88%, 10/01/2021	430	426
3.25%, 05/15/2018	255	261	Goldman Sachs Group Inc/The
3.45%, 04/10/2022	470	461	2.55%, 10/23/2019	405	406
4.00%, 01/15/2025	40	39	2.60%, 04/23/2020	290	289
Jaguar Land Rover Automotive PLC			3.50%, 01/23/2025	180	175
4.13%, 12/15/2018(a)	200	203	3.85%, 07/08/2024	885	884
Navistar International Corp			5.15%, 05/22/2045	515	497
8.25%, 11/01/2021	255	242	5.38%, 12/29/2049(b)	1,340	1,324
Nissan Motor Acceptance Corp			6.00%, 06/15/2020	200	229
0.83%, 03/03/2017(a),(b)	410	411	6.75%, 10/01/2037	335	393
Volkswagen International Finance NV			Huntington National Bank/The
1.13%, 11/18/2016(a)	235	235	0.70%, 04/24/2017(b)	1,500	1,496
		$5,684	ING Bank NV
			5.80%, 09/25/2023(a)	200	218
Automobile Parts & Equipment - 0.18%			Intesa Sanpaolo SpA
Dana Holding Corp			2.38%, 01/13/2017	455	457
5.38%, 09/15/2021	30	31	5.02%, 06/26/2024(a)	545	530
5.50%, 12/15/2024	130	128	JP Morgan Chase & Co
6.00%, 09/15/2023	60	62	2.75%, 06/23/2020	310	310
6.75%, 02/15/2021	35	37	4.95%, 06/01/2045	420	408
Lear Corp			5.00%, 12/29/2049(b)	280	274
5.25%, 01/15/2025	100	98	Morgan Stanley
Nemak SA de CV			1.75%, 02/25/2016	230	231
5.50%, 02/28/2023(a)	200	205
			2.38%, 07/23/2019	100	99
		$561	2.65%, 01/27/2020	100	100
Banks - 7.67%			4.10%, 05/22/2023	655	656
Associated Banc-Corp			4.30%, 01/27/2045	345	322
2.75%, 11/15/2019	160	160	5.55%, 12/29/2049(b)	220	218
4.25%, 01/15/2025	655	645	PNC Bank NA
5.13%, 03/28/2016	705	726	1.60%, 06/01/2018	275	275
Banco Inbursa SA Institucion de Banca			2.30%, 06/01/2020	610	606
Multiple			3.25%, 06/01/2025	455	445
4.13%, 06/06/2024(a)	200	192	Royal Bank of Scotland Group PLC
Bancolombia SA			5.13%, 05/28/2024	50	50
5.95%, 06/03/2021	100	110	Santander Bank NA
Bank of America Corp			2.00%, 01/12/2018	375	375
3.95%, 04/21/2025	310	299	Skandinaviska EnskildaBanken AB
4.20%, 08/26/2024	865	863	2.45%, 05/27/2020(a)	355	352
4.25%, 10/22/2026	475	465	UBS AG/Jersey
4.88%, 04/01/2044	180	183	7.25%, 02/22/2022(b)	245	258
6.10%, 12/29/2049(b)	405	400	UBS AG/Stamford CT
6.25%, 09/29/2049(b)	385	383	2.35%, 03/26/2020	615	611
Bank of New York Mellon Corp/The			US Bank NA/Cincinnati OH
4.95%, 12/29/2049(b)	1,085	1,077	2.80%, 01/27/2025	355	340
Banque Centrale de Tunisie SA			Wells Fargo & Co
5.75%, 01/30/2025(a)	200	195	5.87%, 12/29/2049(b)	865	886
Barclays PLC					$23,981
8.25%, 12/29/2049(b)	440	465
			Beverages - 0.37%
BBVA Banco Continental SA
5.00%, 08/26/2022 (a)	150	156	Ajecorp BV
			6.50%, 05/14/2022	250	182
BBVA Bancomer SA/Texas
6.75%, 09/30/2022 (a)	300	330	Coca-Cola Icecek AS
			4.75%, 10/01/2018(a)	250	264
BNP Paribas SA			Constellation Brands Inc
2.38%, 05/21/2020	210	208	3.75%, 05/01/2021	30	29
BPCE SA			3.88%, 11/15/2019	20	20
1.61%, 07/25/2017	190	190	4.25%, 05/01/2023	125	123
Capital One Financial Corp			Corp Lindley SA
5.55%, 12/29/2049(b)	370	367	6.75%, 11/23/2021(a)	100	111
CIT Group Inc			6.75%, 11/23/2021	150	166
3.88%, 02/19/2019	380	377	Pernod Ricard SA
Citigroup Inc			5.75%, 04/07/2021(a)	235	265
5.80%, 11/29/2049(b)	140	140
City National Corp/CA					$1,160
5.25%, 09/15/2020	515	583	Biotechnology - 0.12%
Compass Bank			Celgene Corp
2.75%, 09/29/2019	620	618	4.63%, 05/15/2044	75	71

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2015 (unaudited)

	Principal		Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Biotechnology (continued)			Computers (continued)
Celgene Corp (continued)			Hewlett-Packard Co (continued)
5.25%, 08/15/2043	$30	$31	6.00%, 09/15/2041	$95	$94
Gilead Sciences Inc			IHS Inc
3.05%, 12/01/2016	135	139	5.00%, 11/01/2022(a)	25	25
4.80%, 04/01/2044	125	129	NCR Corp
		$370	4.63%, 02/15/2021	72	72
			Seagate HDD Cayman
Building Materials - 0.97%			4.75%, 01/01/2025(a)	265	263
Boise Cascade Co			4.88%, 06/01/2027(a)	390	379
6.38%, 11/01/2020	55	58	5.75%, 12/01/2034(a)	445	438
Cemex SAB de CV					$2,709
6.13%, 05/05/2025(a)	200	198
7.25%, 01/15/2021(a)	200	211	Consumer Products - 0.02%
CRH America Inc			Spectrum Brands Inc
8.13%, 07/15/2018	510	598	5.75%, 07/15/2025(a)	55	56
Martin Marietta Materials Inc
1.37%, 06/30/2017(b)	1,385	1,379
			Credit Card Asset Backed Securities - 1.51%
4.25%, 07/02/2024	270	273	BA Credit Card Trust
Norbord Inc			0.46%, 09/16/2019(b)	750	749
5.38%, 12/01/2020(a)	95	95
			Barclays Dryrock Issuance Trust
Owens Corning			0.53%, 03/16/2020(b)	300	300
4.20%, 12/01/2024	155	152	0.55%, 12/16/2019(b)	2,000	2,000
Vulcan Materials Co			Citibank Credit Card Issuance Trust
4.50%, 04/01/2025	70	70	0.39%, 08/24/2018(b)	660	660
		$3,034	Discover Card Execution Note Trust
			0.39%, 01/16/2018(b)	1,000	1,000
Chemicals - 0.48%
A Schulman Inc					$4,709
6.88%, 06/01/2023(a)	55	56
			Distribution & Wholesale - 0.14%
Agrium Inc			Global Partners LP / GLP Finance Corp
3.38%, 03/15/2025	350	333	7.00%, 06/15/2023(a)	80	79
Aruba Investments Inc
8.75%, 02/15/2023(a)	80	82	HD Supply Inc
Axiall Corp			7.50%, 07/15/2020	111	117
			WW Grainger Inc
4.88%, 05/15/2023	50	48	4.60%, 06/15/2045	240	240
CF Industries Inc
5.15%, 03/15/2034	70	69			$436
Consolidated Energy Finance SA			Diversified Financial Services - 1.58%
6.75%, 10/15/2019(a)	200	203	Aircastle Ltd
Cornerstone Chemical Co			4.63%, 12/15/2018	55	57
9.38%, 03/15/2018(a)	70	73	5.13%, 03/15/2021	150	151
Dow Chemical Co/The			5.50%, 02/15/2022	40	41
4.38%, 11/15/2042	80	73	7.63%, 04/15/2020	45	51
Eagle Spinco Inc			Credit Acceptance Corp
4.63%, 02/15/2021	100	97	6.13%, 02/15/2021	255	256
Mexichem SAB de CV			7.38%, 03/15/2023(a)	100	103
4.88%, 09/19/2022	250	259	Denali Borrower LLC / Denali Finance Corp
NOVA Chemicals Corp			5.63%, 10/15/2020(a)	110	116
5.00%, 05/01/2025(a)	75	75	Fly Leasing Ltd
5.25%, 08/01/2023(a)	130	132	6.38%, 10/15/2021	200	202
		$1,500	General Electric Capital Corp
			5.25%, 06/29/2049(b)	400	410
Commercial Services - 0.25%			5.30%, 02/11/2021	450	506
Ahern Rentals Inc
7.38%, 05/15/2023(a)	55	54	5.88%, 01/14/2038	255	305
			6.25%, 12/31/2049(b)	400	438
ERAC USA Finance LLC
3.30%, 10/15/2022(a)	50	49	Icahn Enterprises LP / Icahn Enterprises
3.85%, 11/15/2024(a)	355	356	Finance Corp
4.50%, 02/15/2045(a)	290	267	4.88%, 03/15/2019	55	55
TMS International Corp			6.00%, 08/01/2020	105	108
7.63%, 10/15/2021(a)	70	68	International Lease Finance Corp
			6.25%, 05/15/2019	95	103
		$794	National Rural Utilities Cooperative Finance
Computers - 0.87%			Corp
Apple Inc			4.75%, 04/30/2043(b)	125	125
0.53%, 05/03/2018(b)	750	751	Peachtree Corners Funding Trust
0.58%, 05/06/2019(b)	160	161	3.98%, 02/15/2025(a)	750	744
2.85%, 05/06/2021	20	20	Springleaf Finance Corp
3.45%, 02/09/2045	155	131	5.25%, 12/15/2019	110	108
4.38%, 05/13/2045	240	237	SUAM Finance BV
Compiler Finance Sub Inc			4.88%, 04/17/2024(a)	250	252
7.00%, 05/01/2021(a)	80	61	Vesey Street Investment Trust I
Hewlett-Packard Co			4.40%, 09/01/2016(b)	765	792
3.00%, 09/15/2016	75	77			$4,923

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Electric - 2.03%			Electronics (continued)
Alabama Power Co			Sanmina Corp
3.75%, 03/01/2045	$140	$126	4.38%, 06/01/2019(a)	$15	$15
3.85%, 12/01/2042	125	114			$603
4.15%, 08/15/2044	235	225
CMS Energy Corp			Engineering & Construction - 0.05%
4.70%, 03/31/2043	135	136	SBA Tower Trust
			2.90%, 10/15/2044(a)	170	171
Commonwealth Edison Co
3.70%, 03/01/2045	120	108
3.80%, 10/01/2042	115	104	Entertainment - 0.29%
4.60%, 08/15/2043	170	175	Carmike Cinemas Inc
Consolidated Edison Co of New York Inc			6.00%, 06/15/2023(a)	35	35
4.63%, 12/01/2054	150	146	CCM Merger Inc
DTE Energy Co			9.13%, 05/01/2019(a)	195	209
6.38%, 04/15/2033	305	376	Cinemark USA Inc
Duke Energy Carolinas LLC			4.88%, 06/01/2023	200	192
4.00%, 09/30/2042	210	198	DreamWorks Animation SKG Inc
Dynegy Inc			6.88%, 08/15/2020(a)	115	114
7.38%, 11/01/2022(a)	125	131	Peninsula Gaming LLC / Peninsula Gaming
Edison International			Corp
3.75%, 09/15/2017	160	168	8.38%, 02/15/2018(a)	130	135
Electricite de France SA			Regal Entertainment Group
2.15%, 01/22/2019(a)	115	116	5.75%, 03/15/2022	145	147
5.63%, 12/29/2049(a),(b)	400	407	WMG Acquisition Corp
Elwood Energy LLC			6.00%, 01/15/2021(a)	24	25
8.16%, 07/05/2026	139	155	WMG Holdings Corp
Energy Future Intermediate Holding Co LLC /			13.75%, 10/01/2019	45	49
EFIH Finance Inc					$906
0.00%, 03/01/2022(a),(b),(c)	44	50
Exelon Corp			Food - 1.56%
2.85%, 06/15/2020	330	332	Cencosud SA
3.95%, 06/15/2025	230	231	5.15%, 02/12/2025(a)	250	252
Florida Power & Light Co			Gruma SAB de CV
4.05%, 06/01/2042	160	156	4.88%, 12/01/2024 (a)	350	364
Indiantown Cogeneration LP			Grupo Bimbo SAB de CV
9.77%, 12/15/2020	153	175	3.88%, 06/27/2024(a)	300	299
			4.88%, 06/27/2044(a)	200	186
Miran Mid-Atlantic Series C Pass Through Trust			HJ Heinz Co
10.06%, 12/30/2028	127	137	2.80%, 07/02/2020(a),(d)	460	460
Northern States Power Co/MN			3.95%, 07/15/2025(a),(d)	95	96
3.40%, 08/15/2042	40	35	5.00%, 07/15/2035(a),(d)	195	197
NRG Energy Inc			5.20%, 07/15/2045(a),(d)	455	466
8.25%, 09/01/2020	125	131	Ingles Markets Inc
Oncor Electric Delivery Co LLC			5.75%, 06/15/2023	90	92
5.25%, 09/30/2040	120	133	JBS USA LLC / JBS USA Finance Inc
Pacific Gas & Electric Co			5.75%, 06/15/2025(a)	85	84
3.50%, 06/15/2025	245	245	JM Smucker Co/The
4.45%, 04/15/2042	105	103	2.50%, 03/15/2020 (a)	125	124
PacifiCorp			3.50%, 03/15/2025(a)	170	167
3.85%, 06/15/2021	150	159	4.38%, 03/15/2045(a)	300	276
4.10%, 02/01/2042	120	115	Kraft Foods Group Inc
PPL Electric Utilities Corp			5.00%, 06/04/2042	380	379
3.00%, 09/15/2021	80	81	Pilgrim's Pride Corp
4.75%, 07/15/2043	115	121	5.75%, 03/15/2025 (a)	40	40
			Smithfield Foods Inc
PPL WEM Ltd / Western Power Distribution Ltd			5.25%, 08/01/2018 (a)	70	71
3.90%, 05/01/2016(a)	230	235	5.88%, 08/01/2021(a)	95	98
5.38%, 05/01/2021(a)	440	487	Sysco Corp
Puget Energy Inc			3.00%, 10/02/2021	545	551
6.00%, 09/01/2021	285	327	Wm WrigleyJr Co
Southern California Edison Co			2.40%, 10/21/2018 (a)	235	238
3.60%, 02/01/2045	210	187	3.38%, 10/21/2020(a)	415	428
Virginia Electric & Power Co					$4,868
4.00%, 01/15/2043	35	33	Forest Products & Paper - 0.19%
4.45%, 02/15/2044	125	125	Cascades Inc
4.65%, 08/15/2043	65	67	5.50%, 07/15/2022(a)	70	68
		$6,350	Domtar Corp
Electronics - 0.19%			6.25%, 09/01/2042	285	282
Keysight Technologies Inc			Georgia-Pacific LLC
3.30%, 10/30/2019(a)	360	361	5.40%, 11/01/2020(a)	40	45
4.55%, 10/30/2024(a)	235	227	Resolute Forest Products Inc
			5.88%, 05/15/2023	45	41

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2015 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Forest Products & Paper (continued)			Holding Companies - Diversified (continued)
Sappi Papier Holding GmbH			MUFG Americas Holdings Corp	(continued)
7.50%, 06/15/2032(a)	$50	$47	3.00%, 02/10/2025		$280	$263
Tembec Industries Inc						$1,143
9.00%, 12/15/2019(a)	75	71
Verso Paper Holdings LLC / Verso Paper Inc			Home Builders - 0.21%
11.75%, 01/15/2019	55	33	Lennar Corp
		$587	4.13%, 12/01/2018		90	91
			4.50%, 11/15/2019		20	20
Gas - 0.00%			4.75%, 11/15/2022(b)		230	226
Dominion Gas Holdings LLC			Standard Pacific Corp
4.80%, 11/01/2043	10	10	5.88%, 11/15/2024		35	36
			WCI Communities Inc
			6.88%, 08/15/2021		150	155
Healthcare - Products - 1.28%			Woodside Homes Co LLC / Woodside Homes
Becton Dickinson and Co			Finance Inc
2.68%, 12/15/2019	225	225	6.75%, 12/15/2021(a)		135	128
ConvaTec Finance International SA
8.25%, PIK 9.00%, 01/15/2019(a),(e)	200	196				$656
DJO Finco Inc / DJO Finance LLC / DJO			Home Equity Asset Backed Securities - 0.06%
Finance Corp			New Century Home Equity Loan Trust 2005-
8.13%, 06/15/2021(a)	85	88	1
Kinetic Concepts Inc / KCI USA Inc			0.77%, 03/25/2035(b)		25	25
10.50%, 11/01/2018	40	43	Saxon Asset Securities Trust 2004-1
Medtronic Inc			1.88%, 03/25/2035(b)		127	61
2.50%, 03/15/2020(a)	355	356	Specialty Underwriting & Residential Finance
4.38%, 03/15/2035(a)	585	581	Trust Series 2004-BC1
4.63%, 03/15/2045(a)	560	567	0.95%, 02/25/2035(b)		123	113
Universal Hospital Services Inc						$199
7.63%, 08/15/2020	60	55
Zimmer Biomet Holdings Inc			Insurance - 1.91%
2.00%, 04/01/2018	285	285	American International Group Inc
2.70%, 04/01/2020	810	806	3.38%, 08/15/2020		550	569
3.15%, 04/01/2022	425	418	CNO Financial Group Inc
3.55%, 04/01/2025	405	391	4.50%, 05/30/2020		45	46
		$4,011	Liberty Mutual Group Inc
			4.25%, 06/15/2023(a)		255	262
Healthcare - Services - 1.06%			5.00%, 06/01/2021(a)		320	349
Centene Corp			7.00%, 03/07/2067(a),(b)		215	220
4.75%, 05/15/2022	1,090	1,123	7.80%, 03/07/2087(a)		420	498
5.75%, 06/01/2017	258	274	Progressive Corp/The
CHS/Community Health Systems Inc			3.70%, 01/26/2045		210	186
5.13%, 08/01/2021	15	15	Prudential Financial Inc
Fresenius Medical Care US Finance II Inc			5.38%, 05/15/2045(b)		505	498
4.75%, 10/15/2024(a)	100	99	TIAA Asset Management Finance Co LLC
5.88%, 01/31/2022(a)	85	90	2.95%, 11/01/2019(a)		695	700
Fresenius Medical Care US Finance Inc			4.13%, 11/01/2024(a)		325	327
6.50%, 09/15/2018(a)	55	61	Voya Financial Inc
HCA Inc			2.90%, 02/15/2018		550	565
4.75%, 05/01/2023	245	248	5.65%, 05/15/2053(b)		465	475
5.00%, 03/15/2024	125	127	XLIT Ltd
5.25%, 04/15/2025	105	109	4.45%, 03/31/2025		775	768
5.38%, 02/01/2025	20	20	5.50%, 03/31/2045		550	517
5.88%, 03/15/2022	85	92				$5,980
LifePoint Health Inc
5.50%, 12/01/2021	45	47	Internet - 0.29%
MPH Acquisition Holdings LLC			Alibaba Group Holding Ltd
6.63%, 04/01/2022(a)	160	163	3.13%, 11/28/2021(a)		250	247
Tenet Healthcare Corp			3.60%, 11/28/2024(a)		400	386
6.75%, 06/15/2023(a)	45	46	Zayo Group LLC / Zayo Capital Inc
WellCare Health Plans Inc			6.00%, 04/01/2023(a)		170	168
5.75%, 11/15/2020	780	811	10.13%, 07/01/2020		91	101
		$3,325				$902

Holding Companies - Diversified - 0.37%			Iron & Steel - 0.43%
Alfa SAB de CV			AK Steel Corp
5.25%, 03/25/2024(a)	200	205	7.63%, 05/15/2020		50	42
Alphabet Holding Co Inc			ArcelorMittal
7.75%, 11/01/2017	65	65	5.13%, 06/01/2020		15	15
Argos Merger Sub Inc			7.75%, 10/15/2039(b)		330	328
7.13%, 03/15/2023(a)	90	94	Commercial Metals Co
Brixmor Operating Partnership LP			4.88%, 05/15/2023		240	226
3.85%, 02/01/2025	285	274	Glencore Funding LLC
MUFG Americas Holdings Corp			2.88%, 04/16/2020(a)		585	573
2.25%, 02/10/2020	245	242

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Iron & Steel (continued)			Media (continued)
Signode Industrial Group Lux SA/Signode			Time Warner Inc
Industrial Group US Inc			2.10%, 06/01/2019	$135	$134
6.38%, 05/01/2022(a)	$165	$160	4.05%, 12/15/2023	195	200
		$1,344	6.25%, 03/29/2041	450	515
			Unitymedia Hessen GmbH & Co KG /
Leisure Products & Services - 0.03%			Unitymedia NRW GmbH
NCL Corp Ltd			5.50%, 01/15/2023(a)	150	153
5.25%, 11/15/2019(a)	80	82
			Univision Communications Inc
			8.50%, 05/15/2021(a)	120	126
Lodging - 0.17%			Viacom Inc
Boyd Gaming Corp			4.85%, 12/15/2034	260	240
6.88%, 05/15/2023	45	46	5.85%, 09/01/2043	30	30
MGM Resorts International			VTR Finance BV
6.00%, 03/15/2023	55	56	6.88%, 01/15/2024(a)	250	256
6.63%, 12/15/2021	30	31	WideOpenWest Finance LLC /
7.75%, 03/15/2022	10	11	WideOpenWest Capital Corp
10.00%, 11/01/2016	60	65	13.38%, 10/15/2019	130	141
Wyndham Worldwide Corp			10.25%, 07/15/2019	75	80
2.50%, 03/01/2018	305	306			$7,744
		$515
			Metal Fabrication & Hardware - 0.03%
Machinery - Construction & Mining - 0.02%			Wise Metals Intermediate Holdings LLC/Wise
Vander Intermediate Holding II Corp			Holdings Finance Corp
9.75%, PIK 10.50%, 02/01/2019 (a),(e)	65	64	9.75%, PIK 10.50%, 06/15/2019 (a),(e)	80	85

Media - 2.48%			Mining - 1.09%
21st Century Fox America Inc			Anglo American Capital PLC
4.75%, 09/15/2044	90	88	1.23%, 04/15/2016(a),(b)	550	549
5.40%, 10/01/2043	265	283	3.63%, 05/14/2020(a)	360	360
6.15%, 02/15/2041	235	273	Barrick Gold Corp
Cable One Inc			3.85%, 04/01/2022	365	354
5.75%, 06/15/2022(a)	35	35	Barrick North America Finance LLC
Cablevision Systems Corp			4.40%, 05/30/2021	220	225
8.00%, 04/15/2020	70	76	BHP Billiton Finance USA Ltd
CBS Corp			2.05%, 09/30/2018	5	5
5.75%, 04/15/2020	380	428	FMG Resources August 2006 Pty Ltd
CCO Holdings LLC / CCO Holdings Capital			6.88%, 04/01/2022(a)	60	42
Corp			8.25%, 11/01/2019(a)	130	110
5.13%, 05/01/2023(a)	345	336	9.75%, 03/01/2022(a)	30	31
Columbus International Inc			Freeport-McMoRan Inc
7.38%, 03/30/2021(a)	200	215	4.00%, 11/14/2021	340	334
Comcast Corp			5.40%, 11/14/2034	125	108
3.38%, 02/15/2025	355	351	Newmont Mining Corp
4.20%, 08/15/2034	35	34	4.88%, 03/15/2042	260	218
4.75%, 03/01/2044	25	25	Rio Tinto Finance USA Ltd
6.40%, 03/01/2040	345	428	3.50%, 11/02/2020	260	271
6.50%, 11/15/2035	15	19	3.75%, 06/15/2025	265	261
CSC Holdings LLC			9.00%, 05/01/2019	150	187
6.75%, 11/15/2021	45	48	Southern Copper Corp
DIRECTV Holdings LLC / DIRECTV			5.88%, 04/23/2045	100	95
Financing Co Inc			St Barbara Ltd
3.80%, 03/15/2022	165	166	8.88%, 04/15/2018(a)	200	190
4.45%, 04/01/2024	480	491	Taseko Mines Ltd
6.00%, 08/15/2040	195	202	7.75%, 04/15/2019	40	30
6.38%, 03/01/2041	135	145	Teck Resources Ltd
DISH DBS Corp			5.20%, 03/01/2042	55	40
5.88%, 07/15/2022	85	83			$3,410
5.88%, 11/15/2024	165	159
6.75%, 06/01/2021	175	182	Miscellaneous Manufacturing - 0.53%
			Bombardier Inc
7.88%, 09/01/2019	274	304	5.50%, 09/15/2018(a)	55	54
NBCUniversal Enterprise Inc			7.50%, 03/15/2025(a)	80	73
0.96%, 04/15/2018(a),(b)	720	723
			Ingersoll-Rand Global Holding Co Ltd
RCN Telecom Services LLC / RCN Capital			2.88%, 01/15/2019	150	152
Corp
8.50%, 08/15/2020(a)	125	131	5.75%, 06/15/2043	60	66
Time Warner Cable Inc			Ingersoll-Rand Luxembourg Finance SA
			3.55%, 11/01/2024	465	455
4.13%, 02/15/2021	315	325	4.65%, 11/01/2044	60	58
4.50%, 09/15/2042	195	159	Siemens Financieringsmaatschappij NV
5.88%, 11/15/2040	5	5	2.15%, 05/27/2020(a)	310	306
6.55%, 05/01/2037	20	21
6.75%, 07/01/2018	120	134	Tyco Electronics Group SA
			3.50%, 02/03/2022	460	466

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2015 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)		Amount (000's Value (000's)

Miscellaneous Manufacturing (continued)				Mortgage Backed Securities (continued)
Tyco Electronics Group SA (continued)				HomeBanc Mortgage Trust 2005-5
7.13%, 10/01/2037	$20	$26		0.53%, 01/25/2036(b)		$724	$627
		$1,656		JP Morgan Chase Commercial Mortgage
				Securities Corp
Mortgage Backed Securities - 6.72%				2.03%, 12/15/2047(b)		3,847	334
Banc of America Commercial Mortgage Trust
2007-3				JP Morgan Chase Commercial Mortgage
0.47%, 06/10/2049(a),(b)	300	292		Securities Trust 2006-CIBC17
				5.43%, 12/12/2043		353	366
BB-UBS Trust
2.89%, 06/05/2030(a),(b)	350	346		JP Morgan Chase Commercial Mortgage
				Securities Trust 2010-C1
BCRR Trust 2009-1				5.95%, 06/15/2043(a)		400	439
5.86%, 07/17/2040(a)	220	235
				JP Morgan Chase Commercial Mortgage
CD 2006-CD3 Mortgage Trust				Securities Trust 2011-C5
5.62%, 10/15/2048	365	379		3.15%, 08/15/2046		299	306
Citigroup Commercial Mortgage Trust 2015-				5.50%, 08/15/2046(a),(b)		350	384
GC27
3.57%, 02/10/2048(b)	900	887		JP Morgan Chase Commercial Mortgage
				Securities Trust 2013-C16
Citigroup Commercial Mortgage Trust 2015-				1.52%, 12/15/2046(b)		12,310	757
GC29
3.19%, 04/10/2048(b)	750	738		JPMBB Commercial Mortgage Securities
4.29%, 04/10/2048(b)	500	478		Trust 2014-C24
				4.57%, 11/15/2047(b)		500	504
COMM 2007-C9 Mortgage Trust			LB
5.99%, 12/10/2049(b)	1,000	1,038
				-UBS Commercial Mortgage Trust 2005-
COMM 2013-CCRE11 Mortgage Trust				C7
1.20%, 10/10/2046(b)	6,936	477		5.32%, 11/15/2040		350	352
			LB	-UBS Commercial Mortgage Trust 2007-
Credit Suisse Commercial Mortgage Trust				C1
Series 2006-C5				0.60%, 02/15/2040(b)		15,659	102
0.92%, 12/15/2039(b)	2,742	20
			LB	-UBS Commercial Mortgage Trust 2007-
Credit Suisse Commercial Mortgage Trust				C2
Series 2007-C3				5.43%, 02/15/2040		277	293
5.89%, 06/15/2039(b)	342	360
				Morgan Stanley Bank of America Merrill
Credit Suisse First Boston Mortgage Securities				Lynch Trust 2014-C14
Corp				1.45%, 02/15/2047(b)		9,905	643
0.56%, 11/15/2037(a),(b)	514	—
				Morgan Stanley Bank of America Merrill
4.77%, 07/15/2037	38	38		Lynch Trust 2014-C16
CSMC Series 2009-RR1				1.40%, 06/15/2047(b)		4,466	322
5.38%, 02/15/2040(a)	385	400
				Morgan Stanley Capital I Trust 2007-HQ12
CSMC Series 2009-RR3				5.86%, 04/12/2049(b)		246	246
5.34%, 12/15/2043(a),(b)	340	358
				Morgan Stanley Capital I Trust 2007-IQ13
DBUBS 2011-LC2 Mortgage Trust				5.36%, 03/15/2044(b)		105	110
4.54%, 07/10/2044(a)	750	823

Fannie Mae REMIC Trust 2005-W2				MSBAM Commercial Mortgage Securities
0.39%, 05/25/2035 (b)	135	134		Trust 2012-CKSV
				1.28%, 10/15/2030(a),(b)		3,755	251
Fannie Mae REMICS
2.25%, 07/25/2040	312	307		Residential Asset Securitization Trust 2004-
3.50%, 11/25/2027(b)	404	45		A10
3.50%, 07/25/2028(b)	788	88		5.50%, 02/25/2035		29	30
6.31%, 03/25/2022(b)	124	14		UBS Commercial Mortgage Trust 2012-C1
				3.40%, 05/10/2045(b)		150	155
Freddie Mac REMICS
0.64%, 06/15/2023(b)	13	13		UBS-Barclays Commercial Mortgage Trust
0.79%, 08/15/2018(b)	104	104		2012	-C3
				3.09%, 08/10/2049(b)		255	257
1.25%, 09/15/2033	943	946		UBS-Barclays Commercial Mortgage Trust
2.75%, 03/15/2041	166	170		2012	-C4
3.00%, 09/15/2025(b)	372	25		1.98%, 12/10/2045(a),(b)		1,450	138
3.00%, 03/15/2026(b)	733	57		3.32%, 12/10/2045(a),(b)		500	503
3.00%, 05/15/2027(b)	930	78
3.00%, 10/15/2027(b)	262	30		UBS-Barclays Commercial Mortgage Trust
4.00%, 05/15/2028(b)	5,865	763		2013	-C5
				3.18%, 03/10/2046(b)		335	338
4.00%, 11/15/2038	1,694	265		4.23%, 03/10/2046(a),(b)		175	162
Freddie Mac Structured Agency Credit Risk
Debt Notes				Wachovia Bank Commercial Mortgage Trust
1.04%, 04/25/2024(b)	752	751		Series 2006-C27
				5.77%, 07/15/2045		76	79
Ginnie Mae
4.00%, 07/20/2036(b)	1,141	50		Washington Mutual Mortgage Pass-Through
				Certificates WMALT Series 2006-AR1 Trust
4.50%, 04/16/2044	734	109		0.44%, 02/25/2036(b)		144	108
GS Mortgage Securities Trust 2011-GC5
1.82%, 08/10/2044(a),(b)	15,491	798		WFRBS Commercial Mortgage Trust 2013-
				C12
GS Mortgage Securities Trust 2012-GCJ7				1.62%, 03/15/2048(a),(b)		3,901	291
2.72%, 05/10/2045(b)	2,857	292

GS Mortgage Securities Trust 2013-GC16				WFRBS Commercial Mortgage Trust 2014-
1.71%, 11/10/2046 (b)	2,953	213		C22
				4.07%, 09/15/2057		500	520
GS Mortgage Securities Trust 2013-GCJ12
3.78%, 06/10/2046 (b)	250	252					$20,990

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Office & Business Equipment - 0.11%			Oil & Gas (continued)
Xerox Corp			Oasis Petroleum Inc
2.95%, 03/15/2017	$80	$82	6.50%, 11/01/2021	$65	$65
6.75%, 02/01/2017	10	11	6.88%, 03/15/2022	45	46
6.75%, 12/15/2039	215	239	6.88%, 01/15/2023	140	138
		$332	Ocean Rig UDW Inc
			7.25%, 04/01/2019(a)	175	131
Oil & Gas - 3.82%			Odebrecht Offshore Drilling Finance Ltd
Anadarko Petroleum Corp			6.75%, 10/01/2023(a)	184	132
3.45%, 07/15/2024	345	340	Pacific Rubiales Energy Corp
6.45%, 09/15/2036	90	104	5.13%, 03/28/2023(a)	250	179
Apache Corp			PDC Energy Inc
4.25%, 01/15/2044	270	234	7.75%, 10/15/2022	170	178
4.75%, 04/15/2043	90	83	Petroleos de Venezuela SA
Baytex Energy Corp			5.25%, 04/12/2017	225	112
5.13%, 06/01/2021(a)	45	42
			Petroleos Mexicanos
BP Capital Markets PLC			4.50%, 01/23/2026(a)	100	98
0.82%, 05/10/2019(b)	650	647
			4.88%, 01/24/2022	150	156
Carrizo Oil & Gas Inc			6.38%, 01/23/2045	150	154
6.25%, 04/15/2023	10	10	Phillips 66
7.50%, 09/15/2020	125	132	4.65%, 11/15/2034	165	161
Chaparral Energy Inc			4.88%, 11/15/2044	85	81
7.63%, 11/15/2022	81	58	Pride International Inc
9.88%, 10/01/2020	90	73	6.88%, 08/15/2020	500	572
Chesapeake Energy Corp			RKI Exploration & Production LLC / RKI
3.53%, 04/15/2019(b)	95	87
			Finance Corp
4.88%, 04/15/2022	70	61	8.50%, 08/01/2021(a)	138	137
6.13%, 02/15/2021	95	89	Rowan Cos Inc
CNOOC Finance 2013 Ltd			5.00%, 09/01/2017	275	284
3.00%, 05/09/2023	350	332	5.40%, 12/01/2042	305	249
CNOOC Nexen Finance 2014 ULC			Seven Generations Energy Ltd
4.25%, 04/30/2024	550	562	6.75%, 05/01/2023(a)	20	20
ConocoPhillips Co			Seventy Seven Operating LLC
1.18%, 05/15/2022(b)	235	237
			6.63%, 11/15/2019	90	71
Continental Resources Inc/OK			Shell International Finance BV
3.80%, 06/01/2024	280	256	3.25%, 05/11/2025	205	203
4.50%, 04/15/2023	170	164	4.38%, 05/11/2045	350	345
Devon Energy Corp			Southwestern Energy Co
2.25%, 12/15/2018	480	481	4.05%, 01/23/2020	310	319
5.00%, 06/15/2045	150	148	Sunoco LP / Sunoco Finance Corp
Dolphin Energy Ltd			6.38%, 04/01/2023(a)	90	94
5.50%, 12/15/2021	250	283	TalismanEnergyInc
Ecopetrol SA			3.75%, 02/01/2021	215	213
5.38%, 06/26/2026	85	84	5.50%, 05/15/2042	300	270
Encana Corp			7.75%, 06/01/2019	325	373
5.15%, 11/15/2041	150	138	Total Capital SA
Ensco PLC			2.13%, 08/10/2018	10	10
5.20%, 03/15/2025	100	99	Ultra Petroleum Corp
EP Energy LLC / Everest Acquisition Finance			6.13%, 10/01/2024(a)	100	88
Inc			Whiting Canadian Holding Co ULC
6.38%, 06/15/2023(a)	65	65
			8.13%, 12/01/2019	25	26
9.38%, 05/01/2020	145	155	Woodside Finance Ltd
Halcon Resources Corp			3.65%, 03/05/2025(a)	80	77
8.63%, 02/01/2020(a)	20	20
			YPF SA
8.88%, 05/15/2021	25	16	8.50%, 07/28/2025(a)	125	124
9.25%, 02/15/2022	50	32	8.88%, 12/19/2018(a)	200	212
9.75%, 07/15/2020	30	20			$11,921
KazMunayGas National Co JSC
4.40%, 04/30/2023(a)	350	319	Oil & Gas Services - 0.29%
Kerr-McGee Corp			Exterran Partners LP / EXLP Finance Corp
7.88%, 09/15/2031	115	147	6.00%, 10/01/2022	55	52
Linn Energy LLC / Linn Energy Finance			Halliburton Co
Corp			4.75%, 08/01/2043	130	134
6.50%, 05/15/2019	185	149	PHI Inc
Marathon Petroleum Corp			5.25%, 03/15/2019	65	60
4.75%, 09/15/2044	255	233	Weatherford International LLC
Matador Resources Co			6.35%, 06/15/2017	125	134
6.88%, 04/15/2023(a)	10	10	Weatherford International Ltd/Bermuda
Noble Energy Inc			4.50%, 04/15/2022	90	84
3.90%, 11/15/2024	365	360	5.13%, 09/15/2020	85	87
5.05%, 11/15/2044	255	244	5.95%, 04/15/2042	430	363
Northern Blizzard Resources Inc					$914
7.25%, 02/01/2022(a)	93	89

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Other Asset Backed Securities - 2.16%			Pharmaceuticals (continued)
CNH Equipment Trust 2013-D			Valeant Pharmaceuticals International
0.49%, 03/15/2017	$31	$31	Inc (continued)
CNH Equipment Trust 2014-C			7.50%, 07/15/2021(a)	$135	$145
1.65%, 09/15/2021(b)	500	499	Wyeth LLC
Dell Equipment Finance Trust 2014-1			6.00%, 02/15/2036	90	108
0.64%, 07/22/2016(a)	2,455	2,456	Zoetis Inc
GreatAmerica Leasing Receivables			1.15%, 02/01/2016	75	75
0.61%, 05/15/2016(a),(b)	196	196			$4,290
JP Morgan Mortgage Acquisition Trust 2007-
CH3			Pipelines - 2.28%
0.34%, 03/25/2037(b)	349	345	Boardwalk Pipelines LP
Kubota Credit Owner Trust 2015-1			3.38%, 02/01/2023	250	227
1.54%, 03/15/2019(a),(b)	700	701	Columbia Pipeline Group Inc
			3.30%, 06/01/2020(a)	345	346
Trade MAPS 1 Ltd
0.89%, 12/10/2018(a),(b)	1,500	1,500	Enable Midstream Partners LP
			2.40%, 05/15/2019(a)	480	464
Volvo Financial Equipment LLC Series 2014-			3.90%, 05/15/2024(a)	120	111
1
0.54%, 11/15/2016(a),(b)	727	727	Enbridge Inc
			0.73%, 06/02/2017(b)	520	514
Washington Mutual Asset-Backed Certificates
WMABS Series 2006-HE1 Trust			3.50%, 06/10/2024	285	266
0.36%, 04/25/2036(b)	294	287	Energy Transfer Equity LP
		$6,742	5.88%, 01/15/2024	50	52
			Energy Transfer Partners LP
Packaging & Containers - 0.53%			4.05%, 03/15/2025	435	410
Ardagh Packaging Finance PLC / Ardagh			4.15%, 10/01/2020	180	185
Holdings USA Inc			4.90%, 03/15/2035	70	63
3.29%, 12/15/2019(a),(b)	200	195	EnLink Midstream Partners LP
Berry Plastics Corp			4.15%, 06/01/2025	230	224
5.13%, 07/15/2023	25	24	4.40%, 04/01/2024	95	95
5.50%, 05/15/2022	70	70	5.05%, 04/01/2045	150	136
Beverage Packaging Holdings Luxembourg II			Enterprise Products Operating LLC
SA / Beverage Packaging Holdings II			3.70%, 02/15/2026	135	131
5.63%, 12/15/2016(a)	25	25	4.90%, 05/15/2046	220	207
6.00%, 06/15/2017(a)	30	30	Kinder Morgan Energy Partners LP
Coveris Holding Corp			4.70%, 11/01/2042	220	184
10.00%, 06/01/2018 (a)	105	110	5.00%, 10/01/2021	220	233
Crown Cork &Seal Co Inc			5.63%, 09/01/2041	135	127
7.38%, 12/15/2026	152	171	Kinder Morgan Inc/DE
Packaging Corp of America			3.05%, 12/01/2019	280	280
4.50%, 11/01/2023	330	340	ONEOK Partners LP
Reynolds Group Issuer Inc / Reynolds Group			4.90%, 03/15/2025	185	183
Issuer LLC / Reynolds Group Issuer			Sabine Pass Liquefaction LLC
(Luxembourg) S.A.			5.63%, 03/01/2025(a)	175	173
7.88%, 08/15/2019	100	104	6.25%, 03/15/2022	110	114
Rock-Tenn Co			TransCanada PipeLines Ltd
3.50%, 03/01/2020	565	582	4.63%, 03/01/2034	135	134
		$1,651	5.00%, 10/16/2043	50	50
			7.13%, 01/15/2019	95	110
Pharmaceuticals - 1.37%			Transportadora de Gas Internacional SA ESP
AbbVie Inc			5.70%, 03/20/2022	250	262
2.50%, 05/14/2020	440	436	Western Gas Partners LP
3.60%, 05/14/2025	655	647	3.95%, 06/01/2025	235	226
4.70%, 05/14/2045	285	280	5.45%, 04/01/2044	240	239
Actavis Funding SCS			Williams Cos Inc/The
3.00%, 03/12/2020	455	456	7.88%, 09/01/2021	355	417
4.55%, 03/15/2035	265	252	Williams Partners LP
4.75%, 03/15/2045	165	157	3.60%, 03/15/2022	375	364
Forest Laboratories LLC			5.10%, 09/15/2045	60	53
5.00%, 12/15/2021(a)	660	716
			Williams Partners LP / ACMP Finance Corp
Grifols Worldwide Operations Ltd			4.88%, 05/15/2023	455	449
5.25%, 04/01/2022	200	201	4.88%, 03/15/2024	90	88
Hospira Inc					$7,117
5.20%, 08/12/2020	275	307
JLL/Delta Dutch Pledgeco BV			Real Estate - 0.13%
8.75%, PIK 9.50%, 05/01/2020(a),(e)	75	76	Crescent Resources LLC / Crescent Ventures
Par Pharmaceutical Cos Inc			Inc
7.38%, 10/15/2020	70	75	10.25%, 08/15/2017 (a)	110	117
Valeant Pharmaceuticals International Inc			Prologis LP
5.38%, 03/15/2020(a)	80	83	4.25%, 08/15/2023	155	159
5.50%, 03/01/2023(a)	45	45	6.88%, 03/15/2020	112	129
5.88%, 05/15/2023(a)	225	231			$405

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

REITS - 0.99%			Semiconductors (continued)
AvalonBay Communities Inc			QUALCOMM Inc (continued)
3.45%, 06/01/2025	$410	$403	4.80%, 05/20/2045	$70	$67
DDR Corp			Semiconductor Manufacturing International
3.63%, 02/01/2025	320	307	Corp
DuPont Fabros Technology LP			4.13%, 10/07/2019(a)	200	200
5.88%, 09/15/2021	105	106			$949
Equinix Inc
4.88%, 04/01/2020	35	35	Software - 0.32%
5.38%, 01/01/2022	35	35	Activision Blizzard Inc
			5.63%, 09/15/2021(a)	130	136
5.38%, 04/01/2023	115	115	6.13%, 09/15/2023(a)	145	156
Hospitality Properties Trust
			MSCI Inc
4.50%, 06/15/2023	90	90	5.25%, 11/15/2024(a)	75	76
iStar Financial Inc
4.88%, 07/01/2018	35	35	Oracle Corp
5.00%, 07/01/2019	15	15	2.95%, 05/15/2025	440	423
9.00%, 06/01/2017	80	87	4.38%, 05/15/2055	225	209
Retail Properties of America Inc					$1,000
4.00%, 03/15/2025	300	291	Sovereign - 0.47%
Scentre Group Trust 1 / Scentre Group Trust			Chile Government International Bond
2			3.13%, 03/27/2025	250	250
2.38%, 04/28/2021(a)	465	452	Dominican Republic International Bond
Select Income REIT			5.50%, 01/27/2025(a)	150	150
2.85%, 02/01/2018	240	243	Kenya Government International Bond
3.60%, 02/01/2020	260	266	5.88%, 06/24/2019(a)	200	204
4.15%, 02/01/2022	250	248	Panama Government International Bond
Ventas Realty LP			4.00%, 09/22/2024	200	201
1.25%, 04/17/2017	370	369	Poland Government International Bond
		$3,097	3.00%, 03/17/2023	150	147
			Romanian Government International Bond
Retail - 0.54%			4.88%, 01/22/2024(a)	170	180
1011778 BC ULC / New Red Finance Inc
4.63%, 01/15/2022(a)	70	69	Russian Foreign Bond - Eurobond
			7.50%, 03/31/2030(b)	141	165
Building Materials Holding Corp
9.00%, 09/15/2018(a)	105	112	Turkey Government International Bond
Claire's Stores Inc			4.88%, 04/16/2043	200	182
9.00%, 03/15/2019(a)	20	17			$1,479
CVS Pass-Through Trust			Student Loan Asset Backed Securities - 2.57%
5.93%, 01/10/2034(a)	174	200	Navient Private Education Loan Trust 2014-
7.51%, 01/10/2032(a)	53	67	A
Family Tree Escrow LLC			0.67%, 05/16/2022(a),(b)	311	311
5.75%, 03/01/2023(a)	55	57	Navient Student Loan Trust 2014-8
JC Penney Corp Inc			0.46%, 08/25/2020(b)	782	782
5.65%, 06/01/2020	35	32	Navient Student Loan Trust 2015-1
Landry's Holdings II Inc			0.49%, 09/26/2022(b)	2,766	2,766
10.25%, 01/01/2018 (a)	90	93	SLM Private Education Loan Trust 2012-A
Landry's Inc			1.59%, 08/15/2025(a),(b)	286	288
9.38%, 05/01/2020(a)	105	113	SLM Private Education Loan Trust 2012-B
Macy's Retail Holdings Inc			1.29%, 12/15/2021(a),(b)	554	555
5.90%, 12/01/2016	420	447	SLM Private Education Loan Trust 2012-C
6.90%, 04/01/2029	25	31	1.29%, 08/15/2023(a),(b)	77	77
Michaels Stores Inc			SLM Private Education Loan Trust 2012-E
5.88%, 12/15/2020(a)	91	95	0.94%, 10/16/2023(a),(b)	871	873
Neiman Marcus Group LTD LLC			SLM Private Education Loan Trust 2013-A
8.75%, 10/15/2021(a)	65	70	0.79%, 08/15/2022(a),(b)	1,652	1,654
New Academy Finance Co LLC / New			SLM Student Loan Trust 2008-6
Academy Finance Corp			0.83%, 10/25/2017(b)	106	106
8.00%, PIK 8.75%, 06/15/2018(a),(e)	100	101	SLM Student Loan Trust 2013-5
Rite Aid Corp			0.45%, 05/25/2018(b)	4	4
6.13%, 04/01/2023(a)	40	41	SLM Student Loan Trust 2013-6
Suburban Propane Partners LP/Suburban			0.47%, 02/25/2019(b)	622	623
Energy Finance Corp					$8,039
5.75%, 03/01/2025	50	50
Tops Holding LLC / Tops Markets II Corp			Telecommunications - 3.58%
8.00%, 06/15/2022(a)	100	100	Altice Finco SA
		$1,695	7.63%, 02/15/2025(a)	280	269
			8.13%, 01/15/2024(a)	340	343
Semiconductors - 0.30%			AT&T Inc
Micron Technology Inc			2.45%, 06/30/2020	230	225
5.25%, 01/15/2024(a)	145	137	3.40%, 05/15/2025	430	410
QUALCOMM Inc			4.30%, 12/15/2042	345	296
2.25%, 05/20/2020	45	45	4.45%, 05/15/2021	295	315
3.45%, 05/20/2025	235	229	4.50%, 05/15/2035	600	552
4.65%, 05/20/2035	280	271	4.75%, 05/15/2046	135	123

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Telecommunications (continued)			Transportation - 0.64%
B Communications Ltd			CSX Corp
7.38%, 02/15/2021(a)	$35	$38	3.70%, 10/30/2020	$320	$338
Bharti Airtel International Netherlands BV			5.50%, 04/15/2041	185	206
5.13%, 03/11/2023(a)	300	313	6.25%, 03/15/2018	200	224
CC Holdings GS V LLC / Crown Castle GS			7.38%, 02/01/2019	170	199
III Corp			Eletson Holdings
3.85%, 04/15/2023	510	501	9.63%, 01/15/2022(a)	110	107
CenturyLink Inc			Hornbeck Offshore Services Inc
5.63%, 04/01/2025(a)	85	77	5.00%, 03/01/2021	65	56
Digicel Group Ltd			Navios Maritime Acquisition Corp / Navios
8.25%, 09/30/2020(a)	400	401	Acquisition Finance US Inc
Eileme 2 AB			8.13%, 11/15/2021(a)	190	187
11.63%, 01/31/2020 (a)	200	222	Navios Maritime Holdings Inc / Navios
Embarq Corp			Maritime Finance II US Inc
8.00%, 06/01/2036	80	89	7.38%, 01/15/2022(a)	140	121
Empresa Nacional de Telecomunicaciones			Navios South American Logistics Inc / Navios
SA			Logistics Finance US Inc
4.75%, 08/01/2026(a)	300	294	7.25%, 05/01/2022(a)	185	177
Goodman Networks Inc			Pelabuhan Indonesia III PT
12.13%, 07/01/2018	95	79	4.88%, 10/01/2024(a)	400	399
Intelsat Jackson Holdings SA					$2,014
7.25%, 10/15/2020	55	54
Intelsat Luxembourg SA			Trucking & Leasing - 0.08%
7.75%, 06/01/2021	205	171	Jurassic Holdings III Inc
			6.88%, 02/15/2021(a)	55	43
8.13%, 06/01/2023	115	95
Level 3 Communications Inc			Penske Truck Leasing Co Lp / PTL Finance
5.75%, 12/01/2022	55	55	Corp
			3.38%, 02/01/2022(a)	200	194
Level 3 Financing Inc
5.13%, 05/01/2023(a)	35	34			$237
5.38%, 08/15/2022	50	50	TOTAL BONDS		$202,910
6.13%, 01/15/2021	40	42		Principal
Ooredoo International Finance Ltd			CONVERTIBLE BONDS - 0.03%	Amount (000's) Value (000's)
3.88%, 01/31/2028	250	237	Semiconductors - 0.03%
SoftBank Group Corp			Jazz Technologies Inc
4.50%, 04/15/2020(a)	205	206
			8.00%, 12/31/2018	60	99
Sprint Capital Corp
6.88%, 11/15/2028	85	73	TOTAL CONVERTIBLE BONDS		$99
Sprint Communications Inc
6.00%, 11/15/2022	115	105	Principal
7.00%, 08/15/2020	135	134	SENIOR FLOATING RATE INTERESTS -4.39%	Amount (000's) Value (000's)
9.00%, 11/15/2018(a)	45	51	Aerospace & Defense - 0.10%
9.13%, 03/01/2017	25	27	B/E Aerospace Inc, Term Loan B
Sprint Corp			4.01%, 11/19/2021(b)	$299	$300
7.13%, 06/15/2024	200	186
7.88%, 09/15/2023	105	102
			Apparel - 0.04%
Telefonica Emisiones SAU			Calceus Acquisition Inc, Term Loan B1
6.42%, 06/20/2016	95	99	5.00%, 09/24/2020(b)	116	111
7.05%, 06/20/2036	25	31
T-Mobile USA Inc
6.00%, 03/01/2023	60	61	Automobile Manufacturers - 0.09%
6.13%, 01/15/2022	20	21	FCA US LLC, Term Loan B
6.25%, 04/01/2021	95	97	2.93%, 05/24/2017(b)	29	29
6.50%, 01/15/2024	30	31	Navistar Inc, Term Loan B
6.63%, 04/28/2021	85	88	5.75%, 08/17/2017(b)	250	250
Verizon Communications Inc					$279
1.35%, 06/09/2017	410	409
2.04%, 09/14/2018(b)	750	776	Automobile Parts & Equipment - 0.07%
2.63%, 02/21/2020	203	203	Federal-Mogul Holdings Corp, Term Loan C
4.52%, 09/15/2048(a)	451	396	4.75%, 04/02/2021(b)	208	206
5.01%, 08/21/2054	621	570	Goodyear Tire & Rubber Co/The, Term Loan
5.15%, 09/15/2023	495	542	B
			0.00%, 04/30/2019(b),(f)	15	15
6.25%, 04/01/2037	25	28
6.40%, 09/15/2033	32	37			$221
VimpelCom Holdings BV			Building Materials - 0.09%
7.50%, 03/01/2022(a)	500	489	GYP Holdings III Corp, Term Loan B
Virgin Media Finance PLC			4.75%, 03/26/2021(b)	124	119
6.00%, 10/15/2024(a)	200	203	7.75%, 03/25/2022(b)	160	152
Vodafone Group PLC					$271
2.50%, 09/26/2022	360	330
Wind Acquisition Finance SA			Chemicals - 0.44%
7.38%, 04/23/2021(a)	590	597	A Schulman Inc, Term Loan B
		$11,177	4.00%, 05/11/2022(b)	105	105

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2015 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Chemicals (continued)			Forest Products & Paper (continued)
Aruba Investments Inc, Term Loan B			Caraustar Industries Inc, Term Loan
4.50%, 02/02/2022(b)	$60	$60	B (continued)
Axiall Holdco Inc, Term Loan B			8.00%, 05/01/2019(b)	$114	$114
4.00%, 02/25/2022(b)	111	111	NewPage Corp, Term Loan B
AZ Chem US Inc, Term Loan			9.50%, 02/05/2021(b)	360	289
7.50%, 06/10/2022(b)	316	315			$713
AZ Chem US Inc, Term Loan B
4.53%, 06/10/2021(b)	27	27	Healthcare - Products - 0.05%
			Accellent Inc, Term Loan
Emerald Performance Materials LLC, Term			4.50%, 02/19/2021(b)	54	54
Loan
7.75%, 07/22/2022(b)	250	248	ConvaTec Inc, Term Loan B
			4.25%, 06/09/2020(b)	15	15
Ineos US Finance LLC, Term Loan B
3.75%, 12/15/2020(b)	212	211	Kinetic Concepts Inc, Term Loan E1
			4.50%, 05/04/2018(b)	87	88
Methanol Holdings Trinidad Ltd, Term Loan
B					$157
0.00%, 06/16/2022(b),(f)	305	302
			Healthcare - Services - 0.31%
		$1,379	CHS/Community Health Systems Inc, Term
			Loan F
Commercial Services - 0.06%			3.53%, 01/25/2018(b)	123	123
Interactive Data Corp, Term Loan B
4.75%, 05/02/2021(b)	121	121	CHS/Community Health Systems Inc, Term
TMS International Corp, Term Loan B			Loan G
4.50%, 10/04/2020(b)	59	59	3.75%, 12/31/2019(b)	40	40
		$180	DaVita HealthCare Partners Inc, Term Loan
			B
Computers - 0.08%			3.50%, 06/18/2021(b)	59	59
Oberthur Technologies of America Corp,			Lantheus Medical Imaging Inc, Term Loan B
Term Loan B2			0.00%, 06/24/2022(b),(f),(g)	230	227
4.50%, 10/18/2019(b)	246	245	MPH Acquisition Holdings LLC, Term Loan
			B
			3.75%, 03/19/2021(b)	203	202
Consumer Products - 0.08%			Radnet Management Inc, Term Loan B
Dell International LLC, Term Loan B2			4.28%, 10/10/2018(b)	15	15
4.00%, 04/29/2020(b)	242	242
			8.00%, 03/25/2021(b)	295	290
					$956
Diversified Financial Services - 0.03%
Delos Finance Sarl, Term Loan B			Insurance - 0.15%
3.50%, 02/26/2021(b)	100	100	Asurion LLC, Term Loan
			8.50%, 02/19/2021(b)	360	365
			Asurion LLC, Term Loan B1
Electric - 0.05%			5.00%, 05/24/2019(b)	67	67
Texas Competitive Electric Holdings Co LLC,			Asurion LLC, Term Loan B2
Term Loan NONEXT			4.25%, 06/19/2020(b)	52	51
4.72%, 04/25/2015(b)	285	161			$483

			Internet - 0.07%
Electronics - 0.18%			Zayo Group LLC, Term Loan B
Isola USA Corp, Term Loan B			3.75%, 05/06/2021(b)	227	224
9.25%, 11/29/2018(b)	292	281
TTM Technologies Inc, Term Loan B
6.00%, 05/07/2021(b)	295	290	Iron & Steel - 0.06%
		$571	Evergreen Skills Lux Sarl, Term Loan
			3.75%, 04/08/2021(b)	183	181
Entertainment - 0.43%
CCM Merger Inc, Term Loan B
4.50%, 07/30/2021(b)	580	580	Lodging - 0.01%
Lions Gate Entertainment Corp, Term Loan			Hilton Worldwide Finance LLC, Term Loan
B			B
5.00%, 03/11/2022(b)	260	260	3.41%, 09/23/2020(b)	40	40
Peninsula Gaming LLC, Term Loan B
4.25%, 11/30/2017(b)	122	122
			Machinery - Diversified - 0.04%
WMG Acquisition Corp, Term Loan B			SIG Combibloc PurchaseCo Sarl, Term Loan
3.75%, 07/07/2020(b)	400	394	B
		$1,356	4.25%, 03/11/2022(b)	140	139

Food - 0.03%
HJ Heinz Co, Term Loan B2			Media - 0.33%
3.25%, 03/27/2020(b)	105	105	Cumulus Media Holdings Inc, Term Loan B
			4.25%, 12/23/2020(b)	128	121
			iHeartCommunications Inc, Term Loan D-
Forest Products & Paper - 0.23%			EXT
Caraustar Industries Inc, Term Loan B			6.94%, 01/30/2019(b)	245	226
8.00%, 04/26/2019(b)	309	310
			Numericable US LLC, Term Loan B1
			4.50%, 04/23/2020(b)	71	71

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2015 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Media (continued)			Retail (continued)
Numericable US LLC, Term Loan B2			PetSmart Inc, Term Loan B
4.50%, 04/23/2020(b)	$61	$61	4.25%, 03/11/2022(b)	$120	$120
Univision Communications Inc, Term Loan			Staples Inc, Term Loan B
C3			0.00%, 04/23/2021(b),(f)	155	154
4.00%, 03/01/2020(b)	24	24			$1,295
Univision Communications Inc, Term Loan
C4			Software - 0.11%
4.00%, 03/01/2020(b)	190	188	Activision Blizzard Inc, Term Loan B
			3.25%, 07/26/2020(b)	221	222
WideOpenWest Finance LLC, Term Loan B
4.50%, 04/01/2019(b)	121	121	First Data Corp, Term Loan B
			4.19%, 03/24/2021(b)	125	125
WideOpenWest Finance LLC, Term Loan B1
3.75%, 07/17/2017(b)	204	204			$347
		$1,016	Telecommunications - 0.06%
Mining - 0.08%			Altice Financing SA, Delay-Draw Term Loan
			DD
FMG Resources August 2006 Pty Ltd, Term			5.50%, 07/03/2019(b)	172	173
Loan B
3.07%, 06/30/2019(b)	282	249	NTELOS Inc, Term Loan B
			5.75%, 11/09/2019(b)	34	30
					$203
Oil & Gas - 0.18%
Drillships Financing Holding Inc, Term Loan			Trucking & Leasing - 0.00%
B1			Fly Funding II Sarl, Term Loan
6.00%, 03/31/2021(b)	248	202	3.50%, 08/09/2019(b)	10	10
Seadrill Operating LP, Term Loan B
4.00%, 02/12/2021(b)	429	323	TOTAL SENIOR FLOATING RATE INTERESTS		$13,729
Seventy Seven Operating LLC, Term Loan B			U.S. GOVERNMENT & GOVERNMENT	Principal
3.75%, 06/17/2021(b)	30	27	AGENCY OBLIGATIONS - 33.43%	Amount (000's) Value (000's)
		$552
			Federal Home Loan Mortgage Corporation (FHLMC) - 1.70%
Oil & Gas Services - 0.09%			2.25%, 02/01/2037(b)	$25	$26
Navios Maritime Midstream Partners LP,			2.53%, 02/01/2034(b)	5	5
Term Loan B			4.00%, 02/01/2044	610	649
5.50%, 06/15/2020(b)	270	268	4.00%, 10/01/2044	879	934
			4.50%, 07/01/2024	58	62
Pharmaceuticals - 0.32%			5.00%, 05/01/2018	134	140
DPx Holdings BV, Term Loan B			5.00%, 06/01/2031	267	296
4.25%, 01/22/2021(b)	104	103	5.00%, 10/01/2035	93	103
Endo Luxembourg Finance I Co Sarl, Term			5.00%, 06/01/2041	2,322	2,579
Loan B			6.00%, 03/01/2031	17	19
0.00%, 06/24/2022(b),(f)	80	80	6.00%, 06/01/2032	47	53
Grifols Worldwide Operations USA Inc, Term			6.00%, 10/01/2032	31	35
Loan B			6.00%, 01/01/2038	138	157
3.19%, 03/05/2021(b)	114	113	6.50%, 04/01/2016	1	1
Horizon Pharma Inc, Term Loan B			6.50%, 03/01/2029	7	9
4.50%, 04/29/2021(b)	35	35	6.50%, 05/01/2029	11	12
Par Pharmaceutical Cos Inc, Term Loan B2			6.50%, 04/01/2031	4	5
4.00%, 09/30/2019(b)	339	339	6.50%, 02/01/2032	10	12
Valeant Pharmaceuticals International Inc,			6.50%, 05/01/2032	24	28
Term Loan BE1			6.50%, 05/01/2032	9	11
3.50%, 08/05/2020(b)	163	163	6.50%, 04/01/2035	14	16
Valeant Pharmaceuticals International Inc,			7.00%, 12/01/2029	29	33
Term Loan BF1			7.00%, 06/01/2030	5	5
3.76%, 04/01/2022(b)	155	154	7.00%, 12/01/2030	4	4
		$987	7.00%, 01/01/2031	5	5
			7.00%, 01/01/2031	1	1
REITS - 0.12%			7.00%, 02/01/2031	3	3
iStar Financial Inc, Term Loan A2			7.00%, 12/01/2031	37	38
7.00%, 03/19/2017(b)	375	388	7.50%, 04/01/2030	5	6
			7.50%, 09/01/2030	4	4
Retail - 0.41%			7.50%, 03/01/2031	17	19
Academy Ltd, Term Loan B			8.00%, 09/01/2030	38	40
0.00%, 06/16/2022(b),(f)	220	220			$5,310
4.50%, 08/03/2018(b)	161	161
			Federal National Mortgage Association (FNMA) - 12.81%
Family Tree Escrow LLC, Term Loan B1			2.13%, 07/01/2034(b)	33	36
3.50%, 05/26/2022(b)	71	71	2.26%, 07/01/2034(b)	3	3
Michaels Stores Inc, Term Loan B			2.30%, 03/01/2035(b)	74	79
3.75%, 01/24/2020(b)	96	95	2.50%, 03/01/2030	977	990
4.00%, 01/20/2028(b)	179	178	2.50%, 07/01/2030(h)	1,880	1,903
Neiman Marcus Group LTD LLC, Term			3.00%, 07/01/2029(h)	750	777
Loan			3.00%, 03/01/2034	754	768
4.25%, 10/25/2020(b)	298	296	3.00%, 11/01/2042	1,248	1,250
			3.00%, 05/01/2043	301	301

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
			Government National Mortgage Association (GNMA)
Federal National Mortgage Association (FNMA) (continued)
3.00%, 08/01/2045(h)	$4,250	$4,223	(continued)
3.50%, 07/01/2029(h)	900	949		5.00%, 10/20/2039	$126	$141
				5.00%, 07/20/2040	59	65
3.50%, 08/01/2034	836	875		5.00%, 02/15/2042	224	249
3.50%, 01/01/2041	73	75
3.50%, 11/01/2042	1,549	1,606		5.50%, 12/20/2033	244	279
				5.50%, 05/20/2035	28	32
3.50%, 07/01/2043	583	604		6.00%, 01/20/2029	46	54
3.50%, 09/01/2044	3,322	3,435
3.50%, 04/01/2045	1,480	1,530		6.00%, 07/20/2029	8	9
3.50%, 04/01/2045	770	796		6.00%, 12/15/2033	39	45
3.50%, 08/01/2045(h)	2,425	2,493		6.00%, 12/20/2036	144	164
4.00%, 10/01/2019	57	60		6.50%, 03/20/2028	7	8
				6.50%, 05/20/2029	7	8
4.00%, 08/01/2020	274	287		6.50%, 12/15/2032	548	626
4.00%, 03/01/2034	766	825
4.00%, 11/01/2040	2,575	2,743		7.00%, 03/15/2031	15	17
4.00%, 09/01/2045(h)	3,300	3,489		7.50%, 05/15/2029	19	20
4.50%, 07/01/2025	112	120		8.00%, 12/15/2030	9	11
4.50%, 04/01/2039	1,658	1,795				$20,576
4.50%, 11/01/2040	1,661	1,808	U.S. Treasury - 11.05%
4.50%, 09/01/2041	423	459		0.50%, 11/30/2016	275	275
4.50%, 07/01/2044	241	261		0.63%, 08/15/2016	1,280	1,284
4.50%, 07/01/2044	329	357		0.88%, 04/30/2017(i)	850	854
5.00%, 02/01/2035	352	392		1.00%, 08/31/2016	300	302
5.00%, 12/01/2039	70	78		1.25%, 10/31/2015	1,600	1,606
5.00%, 06/01/2040	31	35		1.25%, 01/31/2020	750	740
5.00%, 10/01/2041	456	506		1.38%, 01/31/2020	5,825	5,780
5.50%, 06/01/2019	44	47		1.38%, 03/31/2020	250	248
5.50%, 07/01/2019	25	27		1.38%, 04/30/2020	650	643
5.50%, 07/01/2019	10	10		1.63%, 12/31/2019	3,050	3,063
5.50%, 08/01/2019	34	35		1.75%, 09/30/2019(j)	5,800	5,870
5.50%, 08/01/2019	7	7		1.75%, 04/30/2022	750	736
5.50%, 10/01/2019	64	68		1.88%, 11/30/2021	2,550	2,533
5.50%, 10/01/2019	42	44		2.00%, 10/31/2021	30	30
5.50%, 12/01/2022	46	52		2.00%, 02/15/2025	1,300	1,263
5.50%, 07/01/2033	602	679		2.13%, 05/15/2025	750	736
5.50%, 04/01/2035	60	67		2.38%, 08/15/2024	1,860	1,870
5.50%, 08/01/2036	1,008	1,132		2.63%, 01/31/2018	1,700	1,777
5.50%, 02/01/2037	17	19		3.00%, 11/15/2044	1,850	1,810
5.50%, 05/01/2040	127	144		3.13%, 02/15/2042	940	945
5.50%, 05/01/2040	112	125		3.13%, 08/15/2044	270	270
5.70%, 02/01/2036(b)	34	36		3.75%, 11/15/2043	1,500	1,687
6.00%, 05/01/2031	5	6		4.50%, 02/15/2036	175	220
6.00%, 07/01/2035	296	339				$34,542
6.00%, 02/01/2037	338	385
6.00%, 02/01/2038	135	154	U.S. Treasury Bill - 1.28%
6.50%, 03/01/2032	11	13		0.13%, 12/10/2015(k)	4,000	3,999
6.50%, 07/01/2037	60	72
6.50%, 07/01/2037	82	96	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
6.50%, 02/01/2038	60	72	OBLIGATIONS			$104,446
6.50%, 03/01/2038	38	45	Total Investments			$336,908
6.50%, 09/01/2038	364	418	Liabilities in Excess of Other Assets, Net - (7.82)%			$(24,432)
7.00%, 02/01/2032	18	19	TOTAL NET ASSETS - 100.00%			$312,476
		$40,019
Government National Mortgage Association (GNMA) -
6.59%			(a)	Security exempt from registration under Rule 144A of the Securities Act of
1.50%, 07/20/2043(b)	499	505		1933. These securities may be resold in transactions exempt from
1.75%, 01/20/2035(b)	43	45		registration, normally to qualified institutional buyers. At the end of the
2.00%, 04/20/2043(b)	606	625		period, the value of these securities totaled $57,181 or 18.30% of net
3.00%, 02/15/2043	728	738		assets.
3.00%, 07/01/2044	1,500	1,514	(b)	Variable Rate. Rate shown is in effect at June 30, 2015.
3.00%, 07/20/2044	1,136	1,151	(c)	Non-Income Producing Security
3.50%, 10/15/2042	80	83	(d)	Security purchased on a when-issued basis.
3.50%, 07/01/2044	1,700	1,764	(e)	Payment in kind; the issuer has the option of paying additional securities
3.50%, 07/01/2044(h)	4,600	4,772		in lieu of cash.
3.50%, 10/20/2044	437	454	(f)	This Senior Floating Rate Note will settle after June 30, 2015, at which
4.00%, 02/15/2042	305	328		time the interest rate will be determined.
4.00%, 07/01/2044	1,300	1,378	(g)	Fair value of these investments is determined in good faith by the Manager
4.00%, 07/01/2045(h)	2,750	2,926		under procedures established and periodically reviewed by the Board of
4.50%, 09/15/2039	1,161	1,289		Directors. At the end of the period, the fair value of these securities totaled
4.50%, 10/20/2040	220	240		$227 or 0.07% of net assets.
4.50%, 11/15/2040	255	280	(h)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
5.00%, 02/15/2034	499	557		Notes to Financial Statements for additional information.
5.00%, 10/15/2034	178	199

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2015 (unaudited)

(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $250 or 0.08% of net assets.
(j)	Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $779 or 0.25% of net assets.
(k)	Rate shown is the discount rate of the original purchase.

Portfolio Summary (unaudited)
Sector	Percent
Mortgage Securities	27.82%
Financial	12.98%
Asset Backed Securities	12.81%
Government	12.80%
Consumer, Non-cyclical	7.67%
Communications	6.85%
Energy	6.66%
Consumer, Cyclical	4.86%
Exchange Traded Funds	4.59%
Industrial	3.51%
Basic Materials	3.00%
Utilities	2.08%
Technology	1.82%
Diversified	0.37%
Liabilities in Excess of Other Assets, Net	(7.82)%
TOTAL NET ASSETS	100.00%

Exchange Cleared Credit Default Swaps

Buy Protection
	(Pay)/			Upfront		Unrealized
	Receive Fixed Expiration		Notional	Premiums		Appreciation/
Reference Entity	Rate	Date	Amount Paid/(Received) (Depreciation)				Fair Value
CDX.NA.HY.23 5Y	(5.00)%	12/20/2019	$2,910	$(123	) $	(102)	$(225)
CDX.NA.HY.23 5Y	(5.00)%	12/20/2019	2,619	(147)		(55)	(202)
CDX.NA.HY.23 5Y	(5.00)%	12/20/2019	485	(33)		(4)	(37)
CDX.NA.HY.24	(5.00)%	06/20/2020	7,425	(458)		(6)	(464)
Total				$(761	) $	(167)	$(928)

Amounts in thousands

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
US Ultra Bond; September 2015	Long	60	$9,349	$9,244	$(105)
Total					$(105)
Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2015 (unaudited)

INVESTMENT COMPANIES - 10.30%	Shares Held	Value (000's)		Principal
			BONDS (continued)	Amount (000's) Value (000's)
Publicly Traded Investment Fund - 10.30%
First American Government Obligations Fund	195,619,578	$195,620	Agriculture (continued)
			Reynolds American Inc (continued)
TOTAL INVESTMENT COMPANIES		$195,620	5.85%, 08/15/2045	$390	$409
	Principal		RJ Reynolds Tobacco Co/NC
BONDS - 34.56%	Amount (000's) )	Value (000's	6.88%, 05/01/2020	500	582
			8.13%, 06/23/2019	36	43
Advertising - 0.02%					$5,380
Omnicom Group Inc
4.45%, 08/15/2020	$128	$137	Airlines - 0.09%
Svensk Exportkredit AB			American Airlines 2011-1 Class A Pass
5.13%, 03/01/2017	218	233	Through Trust
		$370	5.25%, 07/31/2022	145	156
			American Airlines 2014-1 Class A Pass
Aerospace & Defense - 0.32%			Through Trust
Boeing Capital Corp			3.70%, 04/01/2028	388	388
4.70%, 10/27/2019	33	37	Continental Airlines 2010-1 Class A Pass
Boeing Co/The			Through Trust
3.75%, 11/20/2016	51	53	4.75%, 07/12/2022	41	43
5.88%, 02/15/2040	154	191	Continental Airlines 2012-2 Class A Pass
7.95%, 08/15/2024	200	272	Through Trust
Exelis Inc			4.00%, 04/29/2026	184	188
4.25%, 10/01/2016	128	132	Delta Air Lines 2007-1 Class A Pass Through
Harris Corp			Trust
4.40%, 12/15/2020	51	55	6.82%, 02/10/2024	77	89
L-3 Communications Corp			Southwest Airlines Co
1.50%, 05/28/2017	250	248	2.75%, 11/06/2019	300	305
4.95%, 02/15/2021	277	296	UAL 2009-2A Pass Through Trust
Lockheed Martin Corp			9.75%, 01/15/2017	123	133
2.13%, 09/15/2016	100	101	United Airlines 2014-2 Class A Pass Through
3.35%, 09/15/2021	102	105	Trust
3.60%, 03/01/2035	350	324	3.75%, 03/03/2028	200	198
4.07%, 12/15/2042	47	44	US Airways 2013-1 Class A Pass Through
5.50%, 11/15/2039	220	249	Trust
6.15%, 09/01/2036	290	354	3.95%, 05/15/2027	187	188
Northrop Grumman Corp					$1,688
1.75%, 06/01/2018	500	499
3.50%, 03/15/2021	277	286	Apparel - 0.02%
Raytheon Co			NIKE Inc
3.13%, 10/15/2020	77	80	2.25%, 05/01/2023	200	193
4.88%, 10/15/2040	154	164	3.63%, 05/01/2043	200	182
United Technologies Corp					$375
3.10%, 06/01/2022	1,950	1,966	Automobile Asset Backed Securities - 0.24%
4.50%, 04/15/2020	74	81	Ally Auto Receivables Trust 2012-4
4.50%, 06/01/2042	200	203	0.59%, 01/17/2017	19	19
5.38%, 12/15/2017	102	112	Ally Auto Receivables Trust 2013-2
5.70%, 04/15/2040	51	60	1.24%, 11/15/2018	500	500
6.13%, 07/15/2038	18	22	Americredit Automobile Receivables Trust
6.70%, 08/01/2028	175	226	2014-4
		$6,160	1.27%, 07/08/2019(a)	1,000	1,002
Agriculture - 0.28%			Carmax Auto Owner Trust 2013-2
Altria Group Inc			0.84%, 11/15/2018	300	299
4.00%, 01/31/2024	350	355	CarMax Auto Owner Trust 2013-4
4.75%, 05/05/2021	128	139	0.80%, 07/16/2018	500	500
5.38%, 01/31/2044	200	211	Fifth Third Auto Trust 2014-3
9.25%, 08/06/2019	126	158	1.47%, 05/17/2021(a)	500	501
9.95%, 11/10/2038	57	92	Honda Auto Receivables 2014-4 Owner
10.20%, 02/06/2039	68	112	Trust
Archer-Daniels-Midland Co			0.99%, 09/17/2018	500	501
4.48%, 03/01/2021(a)	128	141	Honda Auto Receivables Owner Trust 2014-
5.38%, 09/15/2035	892	1,030	3
Philip Morris International Inc			0.88%, 06/15/2018(a)	500	500
1.13%, 08/21/2017	100	100	Hyundai Auto Receivables Trust 2012-C
1.25%, 11/09/2017	500	499	1.06%, 06/15/2018	266	266
2.50%, 05/16/2016	128	130	World Omni Auto Receivables Trust 2013-B
2.90%, 11/15/2021	51	51	1.32%, 01/15/2020(a)	515	516
4.38%, 11/15/2041	51	49			$4,604
4.50%, 03/26/2020	131	144
			Automobile Manufacturers - 0.32%
4.50%, 03/20/2042	400	390	American Honda Finance Corp
5.65%, 05/16/2018	25	28	1.55%, 12/11/2017	350	351
6.38%, 05/16/2038	100	123	Daimler Finance North America LLC
Reynolds American Inc			8.50%, 01/18/2031	102	150
4.45%, 06/12/2025	220	224
4.85%, 09/15/2023	350	370

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Automobile Manufacturers (continued)			Banks (continued)
Ford Motor Co			Bank of Montreal (continued)
4.75%, 01/15/2043	$400	$388	1.40%, 04/10/2018	$750	$745
7.45%, 07/16/2031	100	128	1.45%, 04/09/2018	300	298
Ford Motor Credit Co LLC			2.50%, 01/11/2017	228	233
1.46%, 03/27/2017	380	378	Bank of Nova Scotia/The
1.50%, 01/17/2017	500	499	1.10%, 12/13/2016	750	751
2.15%, 01/09/2018	500	502	1.45%, 04/25/2018	300	299
4.25%, 02/03/2017	200	208	1.70%, 06/11/2018	1,000	1,000
4.25%, 09/20/2022	200	208	Barclays Bank PLC
4.38%, 08/06/2023	350	363	5.13%, 01/08/2020	750	834
5.00%, 05/15/2018	200	215	5.14%, 10/14/2020	1,000	1,087
5.88%, 08/02/2021	200	228	6.75%, 05/22/2019	200	232
PACCAR Financial Corp			BB&T Corp
1.40%, 11/17/2017	320	321	1.60%, 08/15/2017	200	201
Toyota Motor Credit Corp			6.85%, 04/30/2019	18	21
1.13%, 05/16/2017	500	501	BNP Paribas SA
1.25%, 10/05/2017	400	401	2.38%, 09/14/2017	200	203
2.05%, 01/12/2017	77	78	2.40%, 12/12/2018	750	759
2.13%, 07/18/2019	500	502	4.25%, 10/15/2024	750	740
2.15%, 03/12/2020	500	500	5.00%, 01/15/2021	77	85
2.63%, 01/10/2023	100	98	BPCE SA
3.30%, 01/12/2022	77	80	1.61%, 07/25/2017	750	751
		$6,099	4.00%, 04/15/2024	250	252
			Branch Banking & Trust Co
Automobile Parts & Equipment - 0.05%			1.45%, 10/03/2016	200	201
BorgWarner Inc			2.30%, 10/15/2018	750	761
3.38%, 03/15/2025	500	492	Canadian Imperial Bank of
Johnson Controls Inc			Commerce/Canada
1.40%, 11/02/2017	200	199	1.35%, 07/18/2016	300	302
3.75%, 12/01/2021	77	79	Capital One Financial Corp
5.00%, 03/30/2020	64	71	2.45%, 04/24/2019	250	250
5.25%, 12/01/2041	128	134	3.20%, 02/05/2025	400	378
		$975	3.50%, 06/15/2023	84	83
Banks - 5.68%			Capital One NA/Mclean VA
Abbey National Treasury Services			1.50%, 09/05/2017	500	498
PLC/London			Citigroup Inc
2.38%, 03/16/2020	750	748	1.30%, 11/15/2016	250	250
3.05%, 08/23/2018	500	517	1.55%, 08/14/2017	750	749
Associated Banc-Corp			1.70%, 04/27/2018	1,000	994
4.25%, 01/15/2025	500	493	2.40%, 02/18/2020	200	198
Australia & New Zealand Banking Group			3.50%, 05/15/2023	600	586
Ltd/New York NY			3.75%, 06/16/2024	500	503
1.25%, 06/13/2017	400	401	4.05%, 07/30/2022	200	205
1.50%, 01/16/2018	500	500	4.30%, 11/20/2026	500	489
Bank of America Corp			4.45%, 01/10/2017	154	161
1.35%, 11/21/2016	500	500	4.50%, 01/14/2022	454	489
1.95%, 05/12/2018	460	460	5.50%, 09/13/2025	300	324
2.00%, 01/11/2018	500	502	5.88%, 01/30/2042	328	384
2.25%, 04/21/2020	160	157	6.13%, 11/21/2017	328	361
2.60%, 01/15/2019	750	758	6.13%, 05/15/2018	300	335
3.30%, 01/11/2023	300	295	6.63%, 06/15/2032	112	133
3.88%, 03/22/2017	200	208	8.13%, 07/15/2039	228	327
3.95%, 04/21/2025	830	799	8.50%, 05/22/2019	728	888
4.13%, 01/22/2024	1,000	1,025	Citizens Bank NA/Providence RI
4.88%, 04/01/2044	500	508	1.60%, 12/04/2017	500	499
5.42%, 03/15/2017	201	213	Commonwealth Bank of Australia/New York
5.63%, 07/01/2020	380	428	NY
5.65%, 05/01/2018	455	500	1.13%, 03/13/2017	500	500
5.70%, 01/24/2022	580	658	2.30%, 03/12/2020	750	749
5.88%, 02/07/2042	228	263	2.50%, 09/20/2018	200	205
6.00%, 09/01/2017	265	288	Cooperatieve Centrale Raiffeisen-
6.11%, 01/29/2037	450	504	Boerenleenbank BA/Netherlands
6.50%, 08/01/2016	890	939	3.38%, 01/19/2017	128	132
6.88%, 04/25/2018	205	232	3.88%, 02/08/2022	328	341
7.63%, 06/01/2019	300	356	3.95%, 11/09/2022	300	300
Bank of America NA			4.50%, 01/11/2021	51	56
1.13%, 11/14/2016	300	300	5.25%, 05/24/2041	500	548
1.25%, 02/14/2017	350	350	Cooperatieve Centrale Raiffeisen-
6.10%, 06/15/2017	1,000	1,083	Boerenleenbank BA/NY
Bank of Montreal			2.25%, 01/14/2020	300	299
1.30%, 07/14/2017	750	750

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Banks (continued)			Banks (continued)
Credit Suisse Group Funding Guernsey Ltd			KFW
3.75%, 03/26/2025(b)	$750	$722	0.00%, 04/18/2036(c)	$380	$193
Credit Suisse/New York NY			0.50%, 09/15/2016	500	500
1.38%, 05/26/2017	1,300	1,299	0.63%, 12/15/2016	2,250	2,250
3.63%, 09/09/2024	400	398	0.75%, 03/17/2017	1,350	1,351
5.40%, 01/14/2020	200	221	1.00%, 01/26/2018	500	500
Deutsche Bank AG/London			1.25%, 02/15/2017	257	259
1.40%, 02/13/2017	500	499	1.75%, 10/15/2019	750	754
1.88%, 02/13/2018	200	199	1.88%, 04/01/2019	250	254
6.00%, 09/01/2017	344	374	2.00%, 05/02/2025	880	837
Discover Bank/Greenwood DE			2.63%, 01/25/2022	1,257	1,292
2.00%, 02/21/2018	200	200	2.75%, 09/08/2020	300	313
4.25%, 03/13/2026	500	494	4.00%, 01/27/2020	847	932
Fifth Third Bancorp			4.38%, 03/15/2018	295	321
5.45%, 01/15/2017	51	54	4.50%, 07/16/2018	102	112
8.25%, 03/01/2038	385	555	4.88%, 01/17/2017	500	532
Goldman Sachs Group Inc/The			4.88%, 06/17/2019	282	318
3.50%, 01/23/2025	1,000	970	Korea Development Bank/The
4.00%, 03/03/2024	1,000	1,017	2.50%, 03/11/2020	500	502
5.25%, 07/27/2021	502	558	2.88%, 08/22/2018	350	360
5.38%, 03/15/2020	500	557	Landwirtschaftliche Rentenbank
5.63%, 01/15/2017	282	299	0.88%, 09/12/2017	200	200
5.75%, 01/24/2022	228	259	1.75%, 04/15/2019	350	354
6.13%, 02/15/2033	750	895	2.00%, 01/13/2025	300	287
6.15%, 04/01/2018	821	913	2.38%, 09/13/2017	200	206
6.25%, 09/01/2017	1,110	1,215	5.00%, 11/08/2016	102	108
6.25%, 02/01/2041	700	829	Lloyds Bank PLC
6.45%, 05/01/2036	351	396	1.75%, 03/16/2018	750	750
HSBC Holdings PLC			2.35%, 09/05/2019	400	400
4.00%, 03/30/2022	128	134	6.38%, 01/21/2021	51	60
4.25%, 03/14/2024	500	505	Manufacturers & Traders Trust Co
5.10%, 04/05/2021	228	254	2.10%, 02/06/2020	200	197
6.10%, 01/14/2042	154	186	Morgan Stanley
6.50%, 05/02/2036	400	476	2.80%, 06/16/2020	1,000	1,001
6.50%, 09/15/2037	500	603	3.75%, 02/25/2023	200	202
HSBC USA Inc			4.75%, 03/22/2017	400	422
1.50%, 11/13/2017	400	399	5.00%, 11/24/2025	500	523
1.63%, 01/16/2018	300	299	5.55%, 04/27/2017	690	740
2.63%, 09/24/2018	200	204	5.63%, 09/23/2019	1,321	1,480
Industrial & Commercial Bank of China			5.75%, 10/18/2016	590	624
Ltd/New York			5.75%, 01/25/2021	1,050	1,196
2.35%, 11/13/2017	400	403	6.25%, 08/28/2017	375	411
Intesa Sanpaolo SpA			6.38%, 07/24/2042	600	737
2.38%, 01/13/2017	500	503	7.25%, 04/01/2032	1,165	1,540
JP Morgan Chase & Co			MUFG Capital Finance 1 Ltd
1.35%, 02/15/2017	350	350	6.35%, 07/29/2049(a)	1,000	1,047
1.63%, 05/15/2018	300	298	MUFG Union Bank NA
2.25%, 01/23/2020	670	658	2.25%, 05/06/2019	400	400
2.75%, 06/23/2020	1,000	1,001	National Australia Bank Ltd/New York
3.13%, 01/23/2025	1,000	955	1.30%, 07/25/2016	400	403
3.20%, 01/25/2023	1,000	981	2.30%, 07/25/2018	400	406
3.25%, 09/23/2022	300	298	Northern Trust Corp
3.38%, 05/01/2023	400	388	3.95%, 10/30/2025	500	517
3.88%, 09/10/2024	500	492	Oesterreichische Kontrollbank AG
4.40%, 07/22/2020	162	175	1.38%, 02/10/2020	250	246
4.50%, 01/24/2022	257	275	2.00%, 06/03/2016	400	405
4.63%, 05/10/2021	257	278	PNC Bank NA
4.95%, 03/25/2020	57	63	1.30%, 10/03/2016	350	352
5.40%, 01/06/2042	102	113	2.25%, 07/02/2019	1,000	997
5.60%, 07/15/2041	154	175	3.80%, 07/25/2023	400	410
5.63%, 08/16/2043	350	373	PNC Funding Corp
6.30%, 04/23/2019	800	917	2.70%, 09/19/2016	228	232
6.40%, 05/15/2038	200	248	4.38%, 08/11/2020	51	56
JP Morgan Chase Bank NA			5.13%, 02/08/2020	25	28
6.00%, 10/01/2017	1,000	1,090	5.63%, 02/01/2017	102	108
KeyBank NA/Cleveland OH			6.70%, 06/10/2019	25	29
2.25%, 03/16/2020	200	198	Royal Bank of Canada
2.50%, 12/15/2019	500	502	1.25%, 06/16/2017	400	401
KeyCorp			2.15%, 03/06/2020	750	749
5.10%, 03/24/2021	102	113	2.20%, 07/27/2018	400	407

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Banks (continued)			Beverages (continued)
Royal Bank of Scotland PLC/The			Coca-Cola Co/The (continued)
5.63%, 08/24/2020	$167	$188	1.65%, 03/14/2018	$200	$202
Santander Bank NA			1.80%, 09/01/2016	77	78
2.00%, 01/12/2018	300	300	3.15%, 11/15/2020	528	551
Societe Generale SA			Coca-Cola Femsa SAB de CV
2.63%, 10/01/2018	300	306	2.38%, 11/26/2018	400	406
State Street Corp			Diageo Capital PLC
3.10%, 05/15/2023	300	294	1.50%, 05/11/2017	200	200
5.38%, 04/30/2017	18	19	4.83%, 07/15/2020	51	56
Sumitomo Mitsui Banking Corp			5.88%, 09/30/2036	219	252
1.45%, 07/19/2016	300	301	Diageo Investment Corp
1.75%, 01/16/2018	300	301	2.88%, 05/11/2022	200	196
2.50%, 07/19/2018	300	306	Dr Pepper Snapple Group Inc
3.20%, 07/18/2022	100	100	2.60%, 01/15/2019	277	279
SunTrust Bank/Atlanta GA			Pepsi Bottling Group Inc/The
2.75%, 05/01/2023	200	192	7.00%, 03/01/2029	300	404
Svenska Handelsbanken AB			PepsiCo Inc
2.25%, 06/17/2019	500	502	2.75%, 03/05/2022	128	128
Toronto-Dominion Bank/The			3.13%, 11/01/2020	128	134
1.13%, 05/02/2017	215	215	4.25%, 10/22/2044	500	490
1.63%, 03/13/2018	750	754	4.50%, 01/15/2020	51	56
2.38%, 10/19/2016	180	183	4.88%, 11/01/2040	128	136
2.63%, 09/10/2018	350	361	5.00%, 06/01/2018	300	329
UBS AG/Stamford CT			5.50%, 01/15/2040	51	58
1.38%, 08/14/2017	890	887	7.90%, 11/01/2018	158	189
4.88%, 08/04/2020	200	221			$7,486
5.88%, 12/20/2017	150	165
US Bancorp/MN			Biotechnology - 0.27%
1.65%, 05/15/2017	205	208	Amgen Inc
2.95%, 07/15/2022	200	197	1.25%, 05/22/2017	1,000	999
3.00%, 03/15/2022	128	129	2.13%, 05/15/2017	85	86
4.13%, 05/24/2021	77	83	2.50%, 11/15/2016	600	611
US Bank NA/Cincinnati OH			4.10%, 06/15/2021	501	534
1.10%, 01/30/2017	500	501	5.15%, 11/15/2041	77	79
Wachovia Corp			5.38%, 05/15/2043	600	637
5.75%, 02/01/2018	280	309	5.70%, 02/01/2019	12	13
Wells Fargo & Co			5.75%, 03/15/2040	25	28
1.15%, 06/02/2017	650	648	5.85%, 06/01/2017	279	302
1.25%, 07/20/2016	510	512	6.40%, 02/01/2039	262	313
1.50%, 01/16/2018	300	299	6.90%, 06/01/2038	90	113
2.10%, 05/08/2017	450	458	Celgene Corp
2.13%, 04/22/2019	1,000	1,004	2.30%, 08/15/2018	110	112
3.00%, 02/19/2025	890	852	4.63%, 05/15/2044	350	334
3.45%, 02/13/2023	200	199	Gilead Sciences Inc
3.50%, 03/08/2022	180	185	4.40%, 12/01/2021	77	84
4.60%, 04/01/2021	102	112	4.50%, 02/01/2045	300	299
5.38%, 02/07/2035	500	563	4.80%, 04/01/2044	500	515
Wells Fargo Bank NA					$5,059
5.95%, 08/26/2036	750	898	Building Materials - 0.05%
6.60%, 01/15/2038	250	324	Owens Corning
Wells Fargo Capital X			4.20%, 12/15/2022	1,000	1,014
5.95%, 12/01/2086	200	203
Westpac Banking Corp
1.20%, 05/19/2017	500	501	Chemicals - 0.43%
4.88%, 11/19/2019	225	249	Airgas Inc
		$107,774	2.38%, 02/15/2020	200	198
			Albemarle Corp
Beverages - 0.39%			5.45%, 12/01/2044	150	150
Anheuser-Busch Cos LLC			CF Industries Inc
5.50%, 01/15/2018	90	99	5.15%, 03/15/2034	500	494
6.50%, 02/01/2043	500	636	6.88%, 05/01/2018	100	113
Anheuser-Busch InBev Worldwide Inc			7.13%, 05/01/2020	100	119
2.50%, 07/15/2022	300	288	Dow Chemical Co/The
3.75%, 07/15/2042	100	88	4.13%, 11/15/2021	201	211
5.00%, 04/15/2020	38	42	4.38%, 11/15/2042	200	182
5.38%, 01/15/2020	68	77	7.38%, 11/01/2029	350	441
6.38%, 01/15/2040	251	314	8.55%, 05/15/2019	144	176
6.88%, 11/15/2019	551	658	9.40%, 05/15/2039	51	77
7.75%, 01/15/2019	478	567	Eastman Chemical Co
8.20%, 01/15/2039	51	76	2.70%, 01/15/2020	400	399
Coca-Cola Co/The			3.60%, 08/15/2022	100	101
1.15%, 04/01/2018	500	497	4.50%, 01/15/2021	51	55

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2015 (unaudited)

		Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Chemicals (continued)				Computers (continued)
Eastman Chemical Co	(continued)			EMC Corp/MA
4.80%, 09/01/2042		$100	$96	1.88%, 06/01/2018	$500	$501
Ecolab Inc				Hewlett-Packard Co
1.45%, 12/08/2017		300	297	2.60%, 09/15/2017	154	157
4.35%, 12/08/2021		102	110	3.00%, 09/15/2016	128	130
5.50%, 12/08/2041		307	335	3.75%, 12/01/2020	750	773
EI du Pont de Nemours & Co				4.65%, 12/09/2021	180	191
2.80%, 02/15/2023		200	195	6.00%, 09/15/2041	154	152
4.15%, 02/15/2043		100	96	International Business Machines Corp
4.25%, 04/01/2021		177	192	1.25%, 02/08/2018	500	499
4.63%, 01/15/2020		25	27	1.63%, 05/15/2020	700	681
6.00%, 07/15/2018		200	224	5.60%, 11/30/2039	92	105
LyondellBasell Industries NV				5.70%, 09/14/2017	180	197
5.00%, 04/15/2019		300	325	5.88%, 11/29/2032	200	240
5.75%, 04/15/2024		100	114	6.22%, 08/01/2027	351	437
Methanex Corp				Seagate HDD Cayman
3.25%, 12/15/2019		300	302	4.75%, 06/01/2023	500	508
Monsanto Co						$9,201
1.85%, 11/15/2018		280	281
4.20%, 07/15/2034		448	408	Consumer Products - 0.04%
5.88%, 04/15/2038		317	349	Avery Dennison Corp
Mosaic Co/The				5.38%, 04/15/2020	25	28
4.25%, 11/15/2023		146	150	Clorox Co/The
Potash Corp of Saskatchewan Inc				3.80%, 11/15/2021	128	135
3.63%, 03/15/2024		500	505	Kimberly-Clark Corp
4.88%, 03/30/2020		51	56	2.40%, 03/01/2022	257	251
PPG Industries Inc				2.40%, 06/01/2023	150	145
3.60%, 11/15/2020		251	262	3.70%, 06/01/2043	150	137
Praxair Inc				7.50%, 11/01/2018	18	21
2.20%, 08/15/2022		300	286			$717
Rockwood Specialties Group Inc				Cosmetics & Personal Care - 0.11%
4.63%, 10/15/2020		300	312	Colgate-Palmolive Co
Sigma-Aldrich Corp				2.95%, 11/01/2020	154	160
3.38%, 11/01/2020		330	343	Procter & Gamble Co/The
Valspar Corp/The				2.30%, 02/06/2022	411	408
4.40%, 02/01/2045		300	273	3.10%, 08/15/2023	350	356
			$8,254	4.70%, 02/15/2019	177	195
Commercial Services - 0.12%				5.50%, 02/01/2034	350	422
Lender Processing Services Inc / Black Knight				6.45%, 01/15/2026	500	638
Lending Solutions Inc						$2,179
5.75%, 04/15/2023		200	211	Credit Card Asset Backed Securities - 0.31%
Massachusetts Institute of Technology				Capital One Multi-Asset Execution Trust
4.68%, 07/01/2114		250	251	5.75%, 07/15/2020	476	522
MasterCard Inc				Chase Issuance Trust
2.00%, 04/01/2019		300	301	0.54%, 10/16/2017(a)	650	650
McGraw Hill Financial Inc				Citibank Credit Card Issuance Trust
6.55%, 11/15/2037		51	58	1.02%, 02/22/2019(a)	600	600
Moody's Corp				1.11%, 07/23/2018	500	501
5.25%, 07/15/2044		500	514	2.68%, 06/07/2023(a)	1,000	1,021
Verisk Analytics Inc				2.88%, 01/23/2023	500	515
4.00%, 06/15/2025		500	490	Discover Card Execution Note Trust
Western Union Co/The				0.69%, 08/15/2018	1,000	1,000
5.25%, 04/01/2020		25	27	Synchrony Credit Card Master Note Trust
Yale University				2014-1
2.09%, 04/15/2019		400	404	1.60%, 04/15/2021(a)	1,000	999
			$2,256			$5,808

Computers - 0.48%				Distribution & Wholesale - 0.03%
Apple Inc				WW Grainger Inc
1.00%, 05/03/2018		300	297	4.60%, 06/15/2045	500	501
1.05%, 05/05/2017		1,000	1,003
2.00%, 05/06/2020		520	517
2.40%, 05/03/2023		300	287	Diversified Financial Services - 0.99%
2.85%, 05/06/2021		500	507	Air Lease Corp
3.20%, 05/13/2025		410	408	3.38%, 01/15/2019	400	408
3.45%, 05/06/2024		400	408	American Express Co
3.85%, 05/04/2043		300	273	2.65%, 12/02/2022	400	385
4.38%, 05/13/2045		500	493	3.63%, 12/05/2024	500	487
Computer Sciences Corp				6.15%, 08/28/2017	128	140
4.45%, 09/15/2022		100	103	7.00%, 03/19/2018	282	320
6.50%, 03/15/2018		302	334

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Diversified Financial Services (continued)			Electric (continued)
American Express Credit Corp			Appalachian Power Co
1.55%, 09/22/2017	$400	$401	6.70%, 08/15/2037	$277	$345
2.25%, 08/15/2019	500	501	7.00%, 04/01/2038	120	152
2.80%, 09/19/2016	435	444	Arizona Public Service Co
Ameriprise Financial Inc			3.35%, 06/15/2024	200	201
4.00%, 10/15/2023	200	209	4.50%, 04/01/2042	77	77
7.30%, 06/28/2019	600	714	Baltimore Gas & Electric Co
Bear Stearns Cos LLC/The			5.90%, 10/01/2016	69	73
5.55%, 01/22/2017	51	54	Berkshire Hathaway Energy Co
6.40%, 10/02/2017	328	361	2.00%, 11/15/2018	750	754
7.25%, 02/01/2018	444	503	3.75%, 11/15/2023	1,000	1,023
BlackRock Inc			6.13%, 04/01/2036	156	184
3.38%, 06/01/2022	200	206	CMS Energy Corp
3.50%, 03/18/2024	500	508	5.05%, 03/15/2022	500	550
5.00%, 12/10/2019	25	28	Commonwealth Edison Co
Capital One Bank USA NA			4.00%, 08/01/2020	10	11
1.15%, 11/21/2016	200	199	5.80%, 03/15/2018	212	236
2.30%, 06/05/2019	400	397	5.88%, 02/01/2033	300	353
3.38%, 02/15/2023	300	291	Consolidated Edison Co of New York Inc
Charles Schwab Corp/The			4.20%, 03/15/2042	128	122
2.20%, 07/25/2018	300	304	5.50%, 12/01/2039	400	457
CME Group Inc/IL			5.85%, 03/15/2036	51	60
3.00%, 03/15/2025	500	486	6.65%, 04/01/2019	51	59
5.30%, 09/15/2043	200	221	6.75%, 04/01/2038	125	162
Credit Suisse USA Inc			Consumers Energy Co
7.13%, 07/15/2032	300	389	3.13%, 08/31/2024	500	497
GE Capital Trust I			Dominion Resources Inc/VA
6.38%, 11/15/2067	15	16	4.70%, 12/01/2044	300	293
General Electric Capital Corp			4.90%, 08/01/2041	77	78
2.20%, 01/09/2020	1,110	1,110	5.95%, 06/15/2035	800	906
2.30%, 04/27/2017	257	262	DTE Electric Co
2.30%, 01/14/2019	500	507	3.45%, 10/01/2020	405	425
4.63%, 01/07/2021	77	85	DTE Energy Co
5.30%, 02/11/2021	308	346	3.50%, 06/01/2024	500	501
5.38%, 10/20/2016	554	584	Duke Energy Carolinas LLC
5.50%, 01/08/2020	295	334	3.75%, 06/01/2045	500	456
5.63%, 09/15/2017	154	168	3.90%, 06/15/2021	410	437
5.63%, 05/01/2018	800	885	4.00%, 09/30/2042	100	95
5.88%, 01/14/2038	266	318	5.30%, 02/15/2040	12	14
6.00%, 08/07/2019	181	207	Duke Energy Corp
6.15%, 08/07/2037	155	193	3.75%, 04/15/2024	500	509
6.38%, 11/15/2067(a)	300	323	Duke Energy Florida Inc
6.75%, 03/15/2032	881	1,144	4.55%, 04/01/2020	77	85
6.88%, 01/10/2039	1,000	1,343	5.65%, 06/15/2018	128	143
HSBC Finance Corp			5.65%, 04/01/2040	25	30
6.68%, 01/15/2021	349	404	6.40%, 06/15/2038	66	85
Jefferies Group LLC			Duke Energy Indiana Inc
6.50%, 01/20/2043	200	195	3.75%, 07/15/2020	37	39
6.88%, 04/15/2021	27	31	4.20%, 03/15/2042	128	125
8.50%, 07/15/2019	12	14	6.12%, 10/15/2035	77	92
Murray Street Investment Trust I			6.45%, 04/01/2039	300	385
4.65%, 03/09/2017(a)	257	270	Duke Energy Ohio Inc
NASDAQ OMX Group Inc/The			5.45%, 04/01/2019	128	143
4.25%, 06/01/2024	350	356	Duke Energy Progress Inc
National Rural Utilities Cooperative Finance			4.15%, 12/01/2044	300	290
Corp			Entergy Arkansas Inc
3.05%, 02/15/2022	102	103	3.70%, 06/01/2024	500	522
5.45%, 04/10/2017	400	429	3.75%, 02/15/2021	25	26
10.38%, 11/01/2018	218	277	Entergy Corp
Nomura Holdings Inc			4.70%, 01/15/2017	128	133
2.75%, 03/19/2019	500	505	5.13%, 09/15/2020	89	97
6.70%, 03/04/2020	129	151	Exelon Generation Co LLC
Synchrony Financial			5.20%, 10/01/2019	102	112
4.25%, 08/15/2024	300	301	6.25%, 10/01/2039	344	380
		$18,817	FirstEnergy Solutions Corp
			6.80%, 08/15/2039	101	104
Electric - 1.67%			Florida Power & Light Co
Alabama Power Co			4.05%, 10/01/2044	500	485
2.80%, 04/01/2025	500	479	5.13%, 06/01/2041	154	171
Ameren Illinois Co			5.63%, 04/01/2034	25	30
2.70%, 09/01/2022	300	295	5.69%, 03/01/2040	48	57

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Electric (continued)			Electric (continued)
Georgia Power Co			PSEG Power LLC (continued)
4.25%, 12/01/2019	$77	$84	5.13%, 04/15/2020	$300	$331
4.30%, 03/15/2042	228	216	Public Service Co of Colorado
Great Plains Energy Inc			3.95%, 03/15/2043	100	97
4.85%, 06/01/2021	77	84	4.75%, 08/15/2041	550	591
Hydro-Quebec			Public Service Co of New Mexico
1.38%, 06/19/2017	300	303	7.95%, 05/15/2018	154	179
8.05%, 07/07/2024	102	139	Public Service Electric & Gas Co
Iberdrola International BV			3.50%, 08/15/2020	73	77
6.75%, 07/15/2036	128	157	3.65%, 09/01/2042	200	179
Interstate Power & Light Co			Puget Sound Energy Inc
3.25%, 12/01/2024	400	402	4.43%, 11/15/2041	77	77
LG&E and KU Energy LLC			5.80%, 03/15/2040	351	423
3.75%, 11/15/2020	77	80	San Diego Gas & Electric Co
Louisville Gas & Electric Co			1.91%, 02/01/2022	500	502
5.13%, 11/15/2040	51	56	5.35%, 05/15/2040	84	100
MidAmerican Energy Co			South Carolina Electric & Gas Co
3.50%, 10/15/2024	750	764	5.45%, 02/01/2041	77	87
Mississippi Power Co			Southern California Edison Co
4.25%, 03/15/2042	100	89	1.13%, 05/01/2017	250	250
Nevada Power Co			2.40%, 02/01/2022	300	292
5.45%, 05/15/2041	150	171	4.05%, 03/15/2042	318	305
6.50%, 05/15/2018	77	88	5.50%, 03/15/2040	102	119
6.65%, 04/01/2036	400	516	5.95%, 02/01/2038	117	142
7.13%, 03/15/2019	12	14	Southern Co/The
NextEra Energy Capital Holdings Inc			2.15%, 09/01/2019	500	495
4.50%, 06/01/2021	351	379	Southern Power Co
NiSource Finance Corp			5.25%, 07/15/2043	200	212
5.95%, 06/15/2041	525	611	Southwestern Electric Power Co
6.40%, 03/15/2018	86	96	6.20%, 03/15/2040	51	62
Northern States Power Co/MN			6.45%, 01/15/2019	125	142
5.25%, 03/01/2018	41	45	Tampa Electric Co
5.35%, 11/01/2039	82	95	4.35%, 05/15/2044	200	201
NorthWestern Corp			TransAlta Corp
4.18%, 11/15/2044	300	294	6.50%, 03/15/2040	25	23
NSTAR Electric Co			Union Electric Co
2.38%, 10/15/2022	750	714	3.50%, 04/15/2024	500	511
Oglethorpe Power Corp			3.65%, 04/15/2045	500	447
4.20%, 12/01/2042	250	232	6.40%, 06/15/2017	77	84
Ohio Edison Co			Virginia Electric & Power Co
8.25%, 10/15/2038	119	174	2.75%, 03/15/2023	500	488
Oklahoma Gas & Electric Co			4.65%, 08/15/2043	250	259
4.00%, 12/15/2044	200	188	6.00%, 05/15/2037	77	94
Oncor Electric Delivery Co LLC			8.88%, 11/15/2038	10	15
5.00%, 09/30/2017	400	431	WEC Energy Group Inc
5.25%, 09/30/2040	51	57	3.55%, 06/15/2025	110	110
6.80%, 09/01/2018	374	433	Westar Energy Inc
7.25%, 01/15/2033	300	403	5.10%, 07/15/2020	167	187
Pacific Gas & Electric Co			Wisconsin Power & Light Co
3.25%, 06/15/2023	1,000	994	4.10%, 10/15/2044	400	388
3.50%, 10/01/2020	25	26			$31,647
4.45%, 04/15/2042	102	100
5.40%, 01/15/2040	128	142	Electrical Components & Equipment - 0.01%
6.05%, 03/01/2034	452	543	Emerson Electric Co
PacifiCorp			2.63%, 02/15/2023	100	97
5.65%, 07/15/2018	70	78	4.88%, 10/15/2019	25	28
6.25%, 10/15/2037	92	115			$125
PECO Energy Co			Electronics - 0.15%
2.38%, 09/15/2022	100	95	Arrow Electronics Inc
4.80%, 10/15/2043	250	267	3.00%, 03/01/2018	300	305
PPL Capital Funding Inc			4.50%, 03/01/2023	200	204
3.40%, 06/01/2023	300	299	Corning Inc
4.70%, 06/01/2043	100	100	4.75%, 03/15/2042	102	104
PPL Electric Utilities Corp			Honeywell International Inc
2.50%, 09/01/2022	200	194	3.35%, 12/01/2023	265	271
Progress Energy Inc			5.30%, 03/01/2018	128	141
3.15%, 04/01/2022	128	128	5.38%, 03/01/2041	77	91
7.75%, 03/01/2031	136	184	5.70%, 03/15/2037	12	14
PSEG Power LLC			Jabil Circuit Inc
2.45%, 11/15/2018	180	181	4.70%, 09/15/2022	100	101
2.75%, 09/15/2016	77	79

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2015 (unaudited)

	Principal		Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Electronics (continued)			Finance - Mortgage Loan/Banker (continued)
Keysight Technologies Inc			Fannie Mae (continued)
3.30%, 10/30/2019(b)	$500	$502	6.63%, 11/15/2030	$602	$851
Koninklijke Philips NV			7.13%, 01/15/2030	199	295
5.00%, 03/15/2042	128	127	7.25%, 05/15/2030	780	1,163
5.75%, 03/11/2018	10	11	Federal Home Loan Banks
Thermo Fisher Scientific Inc			0.50%, 09/28/2016	300	300
1.85%, 01/15/2018	476	475	0.63%, 11/23/2016	750	750
2.40%, 02/01/2019	500	500	0.63%, 12/28/2016	1,200	1,201
4.70%, 05/01/2020	51	56	0.63%, 05/30/2017	500	499
		$2,902	0.88%, 05/24/2017	250	251
			1.00%, 06/21/2017	500	503
Engineering & Construction - 0.00%			1.13%, 12/08/2017	750	753
ABB Finance USA Inc			1.30%, 06/05/2018	500	500
2.88%, 05/08/2022	100	98	1.38%, 03/09/2018	1,000	1,009
			1.50%, 02/28/2017	1,000	1,002
Environmental Control - 0.11%			1.63%, 12/09/2016	200	203
Republic Services Inc			1.63%, 06/14/2019	500	502
4.75%, 05/15/2023	51	55	1.75%, 12/14/2018	2,000	2,034
5.25%, 11/15/2021	200	224	4.75%, 12/16/2016	760	805
5.50%, 09/15/2019	104	116	4.88%, 05/17/2017	320	345
6.20%, 03/01/2040	809	959	5.00%, 11/17/2017	690	757
Waste Management Inc			5.38%, 09/30/2022	500	600
3.90%, 03/01/2035	200	184	5.50%, 07/15/2036	180	233
4.10%, 03/01/2045	200	183	5.63%, 06/11/2021	350	420
4.60%, 03/01/2021	350	385	Freddie Mac
		$2,106	0.50%, 01/27/2017	1,000	999
			0.75%, 01/12/2018	1,000	995
Federal & Federally Sponsored Credit - 0.01%			0.88%, 10/14/2016	1,000	1,006
Federal Farm Credit Banks			0.88%, 02/22/2017	1,000	1,005
0.54%, 11/07/2016	200	200	0.88%, 03/07/2018	500	498
			1.00%, 03/08/2017	1,500	1,509
Finance - Mortgage Loan/Banker - 3.06%			1.00%, 06/29/2017	500	503
Fannie Mae			1.00%, 07/28/2017	750	753
0.00%, 06/01/2017(c)	154	152	1.00%, 09/29/2017	1,200	1,203
0.00%, 10/09/2019(c)	1,390	1,270	1.02%, 04/30/2018	775	770
0.63%, 08/26/2016	1,000	1,002	1.20%, 06/12/2018	640	638
0.75%, 04/20/2017	1,500	1,502	1.25%, 05/12/2017	257	260
0.88%, 08/28/2017	500	501	1.25%, 08/01/2019	500	495
0.88%, 10/26/2017	1,000	1,000	1.25%, 10/02/2019	1,000	987
0.88%, 12/20/2017	800	799	1.38%, 05/01/2020	1,000	986
0.88%, 12/27/2017	450	449	1.40%, 08/22/2019	500	498
0.88%, 02/08/2018	1,000	998	2.00%, 08/25/2016	500	509
0.88%, 05/21/2018	1,500	1,491	2.38%, 01/13/2022	1,257	1,273
0.95%, 08/23/2017	700	700	3.00%, 01/18/2028	205	198
1.00%, 09/27/2017	300	301	3.75%, 03/27/2019	1,052	1,143
1.00%, 12/28/2017	500	498	4.88%, 06/13/2018	212	235
1.00%, 04/30/2018	575	571	5.00%, 02/16/2017	102	109
1.07%, 07/28/2017	675	677	5.00%, 04/18/2017	257	277
1.07%, 09/27/2017	300	300	5.13%, 10/18/2016	500	531
1.13%, 04/27/2017	500	504	5.13%, 11/17/2017	180	198
1.13%, 03/28/2018	200	200	5.50%, 07/18/2016	321	338
1.13%, 04/30/2018	500	499	5.50%, 08/23/2017	231	254
1.13%, 07/20/2018	500	500	6.25%, 07/15/2032	231	321
1.15%, 02/28/2018	400	400	6.75%, 03/15/2031	577	827
1.25%, 09/28/2016	321	324			$58,070
1.25%, 01/30/2017	1,192	1,204	Food - 0.52%
1.38%, 11/15/2016	257	260	Campbell Soup Co
1.50%, 06/22/2020	1,000	988	3.05%, 07/15/2017	128	132
1.55%, 10/29/2019	250	248	3.30%, 03/19/2025	300	294
1.63%, 11/27/2018	750	759	4.25%, 04/15/2021	51	55
1.63%, 01/21/2020	1,000	999	ConAgra Foods Inc
1.75%, 09/12/2019	300	302	3.20%, 01/25/2023	724	677
1.75%, 11/26/2019	750	754	3.25%, 09/15/2022	100	93
1.88%, 09/18/2018	1,300	1,328	4.65%, 01/25/2043	66	56
2.63%, 09/06/2024	750	750	Delhaize Group
5.00%, 02/13/2017	64	69	5.70%, 10/01/2040	102	103
5.00%, 05/11/2017	64	69	General Mills Inc
5.25%, 09/15/2016	701	741	3.15%, 12/15/2021	77	78
5.38%, 06/12/2017	321	350	5.65%, 02/15/2019	75	84
5.63%, 07/15/2037	200	264	5.70%, 02/15/2017	500	535
6.00%, 04/18/2036	51	53

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Food (continued)			Healthcare - Products - 0.41%
HJ Heinz Co			Baxter International Inc
3.95%, 07/15/2025(b),(d)	$500	$503	1.85%, 06/15/2018	$500	$498
JM Smucker Co/The			2.40%, 08/15/2022	250	237
1.75%, 03/15/2018(b)	300	300	4.25%, 03/15/2020	51	55
4.38%, 03/15/2045(b)	400	368	5.90%, 09/01/2016	18	19
Kellogg Co			Becton Dickinson and Co
1.75%, 05/17/2017	1,000	1,005	2.68%, 12/15/2019	350	350
4.00%, 12/15/2020	112	119	4.69%, 12/15/2044	250	242
4.15%, 11/15/2019	300	320	5.00%, 11/12/2040	51	51
Kraft Foods Group Inc			Boston Scientific Corp
3.50%, 06/06/2022	300	301	3.85%, 05/15/2025	500	485
5.00%, 06/04/2042	200	199	4.13%, 10/01/2023	350	355
5.38%, 02/10/2020	95	106	6.00%, 01/15/2020	51	58
6.50%, 02/09/2040	75	88	7.38%, 01/15/2040	51	63
6.88%, 01/26/2039	161	197	Covidien International Finance SA
Kroger Co/The			6.00%, 10/15/2017	123	136
3.30%, 01/15/2021	321	328	Danaher Corp
3.40%, 04/15/2022	154	155	5.63%, 01/15/2018	128	142
5.15%, 08/01/2043	300	316	Medtronic Inc
5.40%, 07/15/2040	25	27	0.88%, 02/27/2017	250	250
6.15%, 01/15/2020	12	14	2.50%, 03/15/2020(b)	350	351
6.40%, 08/15/2017	18	20	2.75%, 04/01/2023	200	193
7.50%, 04/01/2031	400	515	3.15%, 03/15/2022(b)	500	502
Mondelez International Inc			3.50%, 03/15/2025(b)	1,350	1,345
2.25%, 02/01/2019	541	542	4.00%, 04/01/2043	150	139
6.50%, 02/09/2040	139	172	4.45%, 03/15/2020	102	111
Sysco Corp			4.63%, 03/15/2045(b)	600	608
3.00%, 10/02/2021	1,000	1,010	St Jude Medical Inc
Tyson Foods Inc			3.25%, 04/15/2023	600	592
2.65%, 08/15/2019	350	352	Stryker Corp
5.15%, 08/15/2044	350	360	4.10%, 04/01/2043	200	183
Unilever Capital Corp			4.38%, 01/15/2020	25	27
2.20%, 03/06/2019	250	252	4.38%, 05/15/2044	200	194
5.90%, 11/15/2032	230	294	Zimmer Biomet Holdings Inc
		$9,970	1.45%, 04/01/2017	300	300
			4.45%, 08/15/2045	300	275
Forest Products & Paper - 0.06%					$7,761
Georgia-Pacific LLC
7.75%, 11/15/2029	51	69	Healthcare - Services - 0.38%
8.00%, 01/15/2024	228	293	Aetna Inc
International Paper Co			1.50%, 11/15/2017	100	100
4.75%, 02/15/2022	413	447	4.13%, 06/01/2021	102	109
7.30%, 11/15/2039	25	31	4.13%, 11/15/2042	100	89
7.50%, 08/15/2021	136	170	6.63%, 06/15/2036	105	129
Plum Creek Timberlands LP			6.75%, 12/15/2037	112	141
4.70%, 03/15/2021	51	54	Anthem Inc
		$1,064	2.30%, 07/15/2018	500	503
			3.30%, 01/15/2023	300	288
Gas - 0.18%			4.65%, 01/15/2043	100	92
Atmos Energy Corp			4.85%, 08/15/2054	500	461
4.13%, 10/15/2044	400	382	5.85%, 01/15/2036	250	265
CenterPoint Energy Inc			Cigna Corp
6.50%, 05/01/2018	77	87	5.38%, 02/15/2042	128	138
Dominion Gas Holdings LLC			Coventry Health Care Inc
1.05%, 11/01/2016	500	499	5.45%, 06/15/2021	500	563
4.60%, 12/15/2044	350	330	Dignity Health
ONE Gas Inc			2.64%, 11/01/2019	500	505
2.07%, 02/01/2019	500	500	Howard Hughes Medical Institute
Piedmont Natural Gas Co Inc			3.50%, 09/01/2023	400	412
4.10%, 09/18/2034	500	493	Humana Inc
Sempra Energy			4.95%, 10/01/2044	300	294
6.00%, 10/15/2039	112	133	Laboratory Corp of America Holdings
6.15%, 06/15/2018	120	135	4.63%, 11/15/2020	500	541
Southern California Gas Co			Memorial Sloan-Kettering Cancer Center
3.15%, 09/15/2024	500	499	4.20%, 07/01/2055	250	226
4.45%, 03/15/2044	400	415	Quest Diagnostics Inc
		$3,473	3.50%, 03/30/2025	500	475
Hand & Machine Tools - 0.01%			4.70%, 04/01/2021	102	110
Stanley Black &Decker Inc			4.75%, 01/30/2020	3	3
2.90%, 11/01/2022	200	197	UnitedHealth Group Inc
			1.40%, 10/15/2017	400	401
			2.88%, 03/15/2022	180	175

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2015 (unaudited)

		Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Healthcare - Services (continued)				Insurance (continued)
UnitedHealth Group Inc	(continued)			Markel Corp
4.38%, 03/15/2042		$750	$727	5.00%, 03/30/2043	$200	$197
4.70%, 02/15/2021		90	99	Marsh & McLennan Cos Inc
6.50%, 06/15/2037		77	97	2.35%, 09/10/2019	400	401
6.88%, 02/15/2038		141	186	2.35%, 03/06/2020	300	299
			$7,129	MetLife Inc
				3.00%, 03/01/2025	300	287
Holding Companies - Diversified - 0.01%				3.60%, 04/10/2024	250	252
Brixmor Operating Partnership LP				4.37%, 09/15/2023(a)	200	213
3.85%, 02/01/2025		300	288	5.70%, 06/15/2035	164	191
				6.40%, 12/15/2066(a)	288	316
Home Furnishings - 0.00%				7.72%, 02/15/2019	225	268
Whirlpool Corp				PartnerRe Finance B LLC
4.85%, 06/15/2021		77	85	5.50%, 06/01/2020	115	128
				Progressive Corp/The
				3.75%, 08/23/2021	277	296
Housewares - 0.02%				4.35%, 04/25/2044	200	199
Newell Rubbermaid Inc				Protective Life Corp
2.88%, 12/01/2019		400	404	8.45%, 10/15/2039	51	71
				Prudential Financial Inc
Insurance - 0.87%				3.50%, 05/15/2024	1,200	1,186
ACE INA Holdings Inc				4.50%, 11/16/2021	128	139
6.70%, 05/15/2036		250	331	5.70%, 12/14/2036	25	28
Aflac Inc				5.80%, 11/16/2041	51	57
3.63%, 11/15/2024		200	201	5.88%, 09/15/2042(a)	100	106
6.45%, 08/15/2040		132	161	6.00%, 12/01/2017	577	637
Allstate Corp/The				6.63%, 12/01/2037	126	152
4.50%, 06/15/2043		750	757	7.38%, 06/15/2019	350	415
5.55%, 05/09/2035		200	236	Reinsurance Group of America Inc
American International Group Inc				4.70%, 09/15/2023	200	212
4.88%, 06/01/2022		250	274	Travelers Cos Inc/The
5.60%, 10/18/2016		577	609	5.90%, 06/02/2019	350	400
5.85%, 01/16/2018		154	170	6.25%, 06/15/2037	12	15
6.25%, 05/01/2036		500	593	6.75%, 06/20/2036	51	68
6.40%, 12/15/2020		89	106	Unum Group
6.82%, 11/15/2037		250	310	7.13%, 09/30/2016	77	82
Aon Corp				Validus Holdings Ltd
5.00%, 09/30/2020		128	141	8.88%, 01/26/2040	51	65
Aon PLC				Voya Financial Inc
4.45%, 05/24/2043		300	279	5.50%, 07/15/2022	350	393
Arch Capital Group US Inc				WR Berkley Corp
5.14%, 11/01/2043		375	383	6.25%, 02/15/2037	29	34
AXA SA				XLIT Ltd
8.60%, 12/15/2030		38	51	2.30%, 12/15/2018	350	352
Berkshire Hathaway Finance Corp				5.25%, 12/15/2043	400	413
1.30%, 05/15/2018		300	300			$16,497
2.00%, 08/15/2018		500	507
				Internet - 0.16%
4.25%, 01/15/2021		102	111	Alibaba Group Holding Ltd
4.30%, 05/15/2043		300	290	3.60%, 11/28/2024(b)	750	723
5.75%, 01/15/2040		115	134	Amazon.com Inc
Berkshire Hathaway Inc				1.20%, 11/29/2017	100	99
1.90%, 01/31/2017		128	130
3.40%, 01/31/2022		205	214	2.50%, 11/29/2022	100	95
				2.60%, 12/05/2019	250	252
Chubb Corp/The				4.95%, 12/05/2044	500	487
6.50%, 05/15/2038		10	13
CNA Financial Corp				Baidu Inc
				3.25%, 08/06/2018	500	515
5.75%, 08/15/2021		77	87	eBay Inc
Fidelity National Financial Inc
6.60%, 05/15/2017		51	55	2.60%, 07/15/2022	100	93
				4.00%, 07/15/2042	100	81
Hartford Financial Services Group Inc/The				Expedia Inc
4.30%, 04/15/2043		250	237
5.38%, 03/15/2017		177	188	7.46%, 08/15/2018	128	147
				Google Inc
6.63%, 03/30/2040		25	31	3.38%, 02/25/2024	500	513
Lincoln National Corp
4.00%, 09/01/2023		1,000	1,028	3.63%, 05/19/2021	51	55
6.15%, 04/07/2036		80	93			$3,060
7.00%, 06/15/2040		47	59	Investment Companies - 0.01%
8.75%, 07/01/2019		141	173	Prospect Capital Corp
Loews Corp				5.00%, 07/15/2019	250	258
2.63%, 05/15/2023		200	191
4.13%, 05/15/2043		200	182

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Iron & Steel - 0.12%			Media (continued)
Nucor Corp			DIRECTV Holdings LLC / DIRECTV
5.75%, 12/01/2017	$12	$13	Financing Co Inc (continued)
Vale Overseas Ltd			2.40%, 03/15/2017	$200	$203
5.63%, 09/15/2019	546	591	3.80%, 03/15/2022	102	103
6.25%, 01/23/2017	351	371	4.60%, 02/15/2021	171	182
6.88%, 11/21/2036	1,367	1,322	5.88%, 10/01/2019	56	63
8.25%, 01/17/2034	38	42	6.00%, 08/15/2040	663	688
		$2,339	Discovery Communications LLC
			3.25%, 04/01/2023	200	193
Lodging - 0.04%			5.05%, 06/01/2020	51	56
Marriott International Inc/MD			5.63%, 08/15/2019	51	57
3.13%, 10/15/2021	500	499	6.35%, 06/01/2040	43	47
Wyndham Worldwide Corp			Grupo Televisa SAB
3.90%, 03/01/2023	300	294	6.00%, 05/15/2018	500	553
		$793	6.63%, 03/18/2025	200	241
Machinery - Construction & Mining - 0.10%			Historic TW Inc
Caterpillar Financial Services Corp			6.88%, 06/15/2018	25	29
1.25%, 08/18/2017	500	501	NBCUniversal Media LLC
1.63%, 06/01/2017	150	151	4.38%, 04/01/2021	151	164
2.45%, 09/06/2018	200	204	5.15%, 04/30/2020	75	84
7.05%, 10/01/2018	200	233	5.95%, 04/01/2041	100	117
7.15%, 02/15/2019	113	133	6.40%, 04/30/2040	251	312
Caterpillar Inc			RELX Capital Inc
3.80%, 08/15/2042	105	97	3.13%, 10/15/2022	125	122
4.75%, 05/15/2064	350	343	Thomson Reuters Corp
6.05%, 08/15/2036	132	161	3.95%, 09/30/2021	175	183
		$1,823	4.50%, 05/23/2043	300	272
			5.85%, 04/15/2040	25	27
Machinery - Diversified - 0.17%			Time Warner Cable Inc
Deere & Co			4.00%, 09/01/2021	180	185
4.38%, 10/16/2019	56	61	5.50%, 09/01/2041	300	280
John Deere Capital Corp			5.85%, 05/01/2017	51	54
1.20%, 10/10/2017	200	200	6.55%, 05/01/2037	151	157
1.30%, 03/12/2018	1,025	1,023	6.75%, 07/01/2018	51	57
1.40%, 03/15/2017	180	182	6.75%, 06/15/2039	77	82
3.90%, 07/12/2021	1,000	1,077	7.30%, 07/01/2038	300	338
Rockwell Automation Inc			8.25%, 04/01/2019	154	181
2.05%, 03/01/2020	250	248	8.75%, 02/14/2019	48	57
6.25%, 12/01/2037	51	65	Time Warner Entertainment Co LP
Roper Technologies Inc			8.38%, 07/15/2033	95	117
1.85%, 11/15/2017	300	302	Time Warner Inc
		$3,158	4.00%, 01/15/2022	180	184
			4.05%, 12/15/2023	500	513
Media - 0.89%
21st Century Fox America Inc			4.65%, 06/01/2044	500	475
4.50%, 02/15/2021	200	217	4.70%, 01/15/2021	81	88
5.65%, 08/15/2020	51	58	4.88%, 03/15/2020	42	46
6.15%, 02/15/2041	577	670	5.38%, 10/15/2041	128	131
6.20%, 12/15/2034	154	179	6.10%, 07/15/2040	43	48
6.40%, 12/15/2035	128	151	6.20%, 03/15/2040	51	58
6.90%, 03/01/2019	154	179	6.50%, 11/15/2036	120	141
CBS Corp			7.63%, 04/15/2031	445	579
1.95%, 07/01/2017	200	202	Viacom Inc
4.85%, 07/01/2042	200	184	2.50%, 12/15/2016	102	104
5.75%, 04/15/2020	65	73	3.25%, 03/15/2023	750	713
7.88%, 07/30/2030	178	231	3.88%, 12/15/2021	128	130
Comcast Corp			4.38%, 03/15/2043	100	81
2.85%, 01/15/2023	100	97	6.88%, 04/30/2036	166	185
3.38%, 08/15/2025	500	493	Walt Disney Co/The
4.20%, 08/15/2034	750	723	1.10%, 12/01/2017	100	100
4.25%, 01/15/2033	100	98	1.35%, 08/16/2016	51	51
4.60%, 08/15/2045	250	248	2.35%, 12/01/2022	750	726
4.65%, 07/15/2042	100	100	2.75%, 08/16/2021	102	104
5.15%, 03/01/2020	774	871	3.70%, 12/01/2042	100	92
6.30%, 11/15/2017	128	142	3.75%, 06/01/2021	200	214
6.40%, 03/01/2040	500	620	7.00%, 03/01/2032	51	70
6.45%, 03/15/2037	60	74			$16,986
6.95%, 08/15/2037	274	356	Metal Fabrication & Hardware - 0.05%
7.05%, 03/15/2033	300	385	Precision Castparts Corp
DIRECTV Holdings LLC / DIRECTV			1.25%, 01/15/2018	200	199
Financing Co Inc			2.50%, 01/15/2023	100	96
1.75%, 01/15/2018	600	598	3.90%, 01/15/2043	175	162

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2015 (unaudited)

		Principal			Principal
BONDS (continued)		Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's) Value (000's)

Metal Fabrication & Hardware (continued)				Miscellaneous Manufacturing (continued)
Precision Castparts Corp	(continued)			Ingersoll-Rand Global Holding Co Ltd
4.38%, 06/15/2045		$500	$496	6.88%, 08/15/2018	$490	$557
			$953	Parker-Hannifin Corp
				3.50%, 09/15/2022	577	597
Mining - 0.46%				Tyco Electronics Group SA
Barrick Gold Corp				6.55%, 10/01/2017	112	124
4.10%, 05/01/2023		150	146	7.13%, 10/01/2037	14	18
6.95%, 04/01/2019		200	232			$4,077
Barrick North America Finance LLC
4.40%, 05/30/2021		1,000	1,021	Mortgage Backed Securities - 2.16%
Barrick PD Australia Finance Pty Ltd				Banc of America Commercial Mortgage Trust
4.95%, 01/15/2020		60	64	2006-3
5.95%, 10/15/2039		90	86	5.89%, 07/10/2044	14	15
BHP Billiton Finance USA Ltd				Banc of America Commercial Mortgage Trust
1.63%, 02/24/2017		128	129	2006-5
3.25%, 11/21/2021		128	130	5.41%, 09/10/2047(a)	514	529
4.13%, 02/24/2042		328	302	Banc of America Commercial Mortgage Trust
5.00%, 09/30/2043		500	519	2007-2
6.50%, 04/01/2019		23	27	5.63%, 04/10/2049	4	4
Freeport-McMoRan Inc				Banc of America Commercial Mortgage Trust
3.55%, 03/01/2022		302	280	2008-1
3.88%, 03/15/2023		1,000	908	6.43%, 02/10/2051(a)	33	36
5.40%, 11/14/2034		300	259	Banc of America Merrill Lynch Commercial
Goldcorp Inc				Mortgage Inc
3.63%, 06/09/2021		300	298	5.33%, 09/10/2047(a)	94	94
Newmont Mining Corp				Bear Stearns Commercial Mortgage Securities
3.50%, 03/15/2022		102	97	Trust 2005-PWR10
5.13%, 10/01/2019		801	870	5.41%, 12/11/2040	74	75
6.25%, 10/01/2039		118	116	Bear Stearns Commercial Mortgage Securities
Placer Dome Inc				Trust 2006-PWR12
6.45%, 10/15/2035		150	150	5.90%, 09/11/2038(a)	76	78
Rio Tinto Alcan Inc				Bear Stearns Commercial Mortgage Securities
6.13%, 12/15/2033		77	87	Trust 2006-PWR13
Rio Tinto Finance USA Ltd				5.54%, 09/11/2041	116	120
2.25%, 09/20/2016		200	203	Bear Stearns Commercial Mortgage Securities
3.75%, 09/20/2021		128	133	Trust 2006-PWR14
6.50%, 07/15/2018		203	230	5.20%, 12/11/2038	500	522
7.13%, 07/15/2028		512	649	Bear Stearns Commercial Mortgage Securities
9.00%, 05/01/2019		83	104	Trust 2006-TOP24
Rio Tinto Finance USA PLC				5.54%, 10/12/2041	176	182
4.75%, 03/22/2042		328	320	CD 2006-CD3 Mortgage Trust
Southern Copper Corp				5.62%, 10/15/2048	60	62
5.38%, 04/16/2020		25	27	Citigroup Commercial Mortgage Trust 2013-
5.88%, 04/23/2045		350	333	GC11
6.75%, 04/16/2040		258	266	0.75%, 04/10/2046	262	260
Teck Resources Ltd				Citigroup Commercial Mortgage Trust 2013-
2.50%, 02/01/2018		300	293	GC15
3.00%, 03/01/2019		102	98	4.37%, 09/10/2046	1,000	1,090
4.50%, 01/15/2021		200	192	COMM 2007-C9 Mortgage Trust
6.25%, 07/15/2041		154	124	5.99%, 12/10/2049(a)	629	674
			$8,693	COMM 2012-CCRE5 Mortgage Trust
				1.68%, 12/10/2045	531	533
Miscellaneous Manufacturing - 0.21%				COMM 2013-CCRE8 Mortgage Trust
3M Co				3.61%, 06/10/2046	500	521
1.38%, 09/29/2016		128	129	COMM 2013-LC6 Mortgage Trust
5.70%, 03/15/2037		38	46	2.94%, 01/10/2046	500	500
Crane Co				COMM 2014-LC15 Mortgage Trust
4.45%, 12/15/2023		100	104	2.84%, 04/10/2047	1,000	1,027
Dover Corp				COMM 2014-UBS3 Mortgage Trust
5.38%, 03/01/2041		77	87	3.82%, 06/10/2047	500	521
Eaton Corp				COMM 2015-LC19 Mortgage Trust
1.50%, 11/02/2017		400	400	3.18%, 02/10/2048(a)	1,000	990
2.75%, 11/02/2022		100	97	Commercial Mortgage Loan Trust 2008-LS1
4.00%, 11/02/2032		100	97	6.24%, 12/10/2049(a)	81	86
4.15%, 11/02/2042		50	46	Commercial Mortgage Pass Through
General Electric Co				Certificates
2.70%, 10/09/2022		300	293	2.82%, 10/15/2045(a)	500	498
4.13%, 10/09/2042		300	289	3.15%, 02/10/2047	500	521
4.50%, 03/11/2044		500	508	Commercial Mortgage Trust 2007-GG11
5.25%, 12/06/2017		300	327	5.74%, 12/10/2049	386	409
Illinois Tool Works Inc				Commercial Mortgage Trust 2007-GG9
3.50%, 03/01/2024		350	358	5.44%, 03/10/2039(a)	197	207

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2015 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)

Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
Credit Suisse Commercial Mortgage Trust			LB-UBS Commercial Mortgage Trust 2007-
Series 2006-C4			C6
5.47%, 09/15/2039	$407	$420	5.86%, 07/15/2040(a)		$40	$42
Fannie Mae-Aces			Merrill Lynch Mortgage Trust 2006-C2
2.53%, 09/25/2024	500	486	5.74%, 08/12/2043		683	705
2.59%, 04/25/2023(a)	862	860	Merrill Lynch Mortgage Trust 2007-C1
2.72%, 02/25/2022	1,000	1,018	6.03%, 06/12/2050(a)		77	82
3.22%, 08/25/2024(a)	995	1,021	ML-CFC Commercial Mortgage Trust 2006-
3.46%, 01/25/2024(a)	700	731	2
FHLMC Multifamily Structured Pass Through			6.06%, 06/12/2046(a)		462	473
Certificates			ML-CFC Commercial Mortgage Trust 2006-
2.08%, 12/25/2019(a)	527	535	4
2.87%, 12/25/2021	540	555	5.17%, 12/12/2049		437	455
3.02%, 02/25/2023(a)	408	426	Morgan Stanley Bank of America Merrill
3.06%, 07/25/2023(a)	750	769	Lynch Trust 2013-C11
3.06%, 12/25/2024	500	505	3.09%, 08/15/2046(a)		225	233
3.31%, 05/25/2023(a)	810	846	Morgan Stanley Capital I Trust 2006-HQ8
3.32%, 02/25/2023(a)	1,000	1,048	5.60%, 03/12/2044(a)		228	229
3.87%, 04/25/2021(a)	1,350	1,464	Morgan Stanley Capital I Trust 2006-TOP23
4.19%, 12/25/2020(a)	850	934	6.01%, 08/12/2041(a)		448	462
GE Capital Commercial Mortgage Corp			Morgan Stanley Capital I Trust 2007-HQ12
5.50%, 11/10/2045(a)	26	26	5.86%, 04/12/2049(a)		135	135
GMAC Commercial Mortgage Securities Inc			5.86%, 04/12/2049(a)		278	278
Series 2006-C1 Trust			Morgan Stanley Capital I Trust 2007-IQ13
5.24%, 11/10/2045	535	538	5.36%, 03/15/2044(a)		100	105
GS Mortgage Securities Corp II			Morgan Stanley Capital I Trust 2007-IQ16
2.77%, 11/10/2045	500	496	5.81%, 12/12/2049		478	513
GS Mortgage Securities Trust 2007-GG10			Morgan Stanley Capital I Trust 2007-TOP25
5.99%, 08/10/2045(a)	462	493	5.51%, 11/12/2049		1,228	1,287
GS Mortgage Securities Trust 2012-GC6			UBS Commercial Mortgage Trust 2012-C1
3.48%, 01/10/2045	274	286	3.40%, 05/10/2045(a)		500	517
GS Mortgage Securities Trust 2014-GC18			UBS-Barclays Commercial Mortgage Trust
3.80%, 01/10/2047(a)	500	523	2012	-C2
JP Morgan Chase Commercial Mortgage			2.11%, 05/10/2063		500	507
Securities Trust 2005-LDP5			UBS-Barclays Commercial Mortgage Trust
5.45%, 12/15/2044(a)	700	710	2012	-C3
JP Morgan Chase Commercial Mortgage			3.09%, 08/10/2049(a)		550	554
Securities Trust 2006-CIBC17			UBS-Barclays Commercial Mortgage Trust
5.43%, 12/12/2043	291	302	2013	-C6
JP Morgan Chase Commercial Mortgage			3.24%, 04/10/2046(a)		500	506
Securities Trust 2006-LDP7			Wachovia Bank Commercial Mortgage Trust
6.10%, 04/15/2045(a)	257	267	Series 2005-C22
JP Morgan Chase Commercial Mortgage			5.45%, 12/15/2044(a)		80	80
Securities Trust 2006-LDP8			Wachovia Bank Commercial Mortgage Trust
5.44%, 05/15/2045(a)	17	17	Series 2006-C23
JP Morgan Chase Commercial Mortgage			5.42%, 01/15/2045		193	195
Securities Trust 2006-LDP9			Wachovia Bank Commercial Mortgage Trust
5.34%, 05/15/2047	328	342	Series 2006-C27
JP Morgan Chase Commercial Mortgage			5.80%, 07/15/2045		287	299
Securities Trust 2007-LDP10			Wachovia Bank Commercial Mortgage Trust
5.42%, 01/15/2049	517	541	Series 2007-C34
JP Morgan Chase Commercial Mortgage			5.68%, 05/15/2046(a)		90	96
Securities Trust 2007-LDP12			Wells Fargo Commercial Mortgage Trust
5.88%, 02/15/2051	1,000	1,063	2012	-LC5
JP Morgan Chase Commercial Mortgage			2.92%, 10/15/2045		500	503
Securities Trust 2011-C5			WFRBS Commercial Mortgage Trust 2012-
4.17%, 08/15/2046	257	279	C7
JPMBB Commercial Mortgage Securities			2.30%, 06/15/2045		319	321
Trust 2013-C15			WFRBS Commercial Mortgage Trust 2013-
4.13%, 11/15/2045(a)	500	535	C11
JPMBB Commercial Mortgage Securities			2.03%, 03/15/2045(a)		500	505
Trust 2014-C22			WFRBS Commercial Mortgage Trust 2013-
3.80%, 09/15/2047	1,000	1,036	C14
LB Commercial Mortgage Trust 2007-C3			2.98%, 06/15/2046		1,000	1,025
6.10%, 07/15/2044(a)	62	66	WFRBS Commercial Mortgage Trust 2014-
LB-UBS Commercial Mortgage Trust 2006-			C20
C3			3.04%, 05/15/2047(a)		500	519
5.66%, 03/15/2039	104	106	WFRBS Commercial Mortgage Trust 2014-
LB-UBS Commercial Mortgage Trust 2007-			LC14
C2			1.19%, 03/15/2047		395	393
5.43%, 02/15/2040	1,060	1,119				$40,936

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Office & Business Equipment - 0.08%			Oil & Gas (continued)
Pitney Bowes Inc			Devon Financing Corp LLC
5.75%, 09/15/2017	$27	$29	7.88%, 09/30/2031	$128	$165
Xerox Corp			Ecopetrol SA
2.75%, 09/01/2020	500	495	4.13%, 01/16/2025	500	461
2.80%, 05/15/2020	500	498	4.25%, 09/18/2018	250	260
2.95%, 03/15/2017	154	158	5.88%, 09/18/2023	250	263
4.50%, 05/15/2021	226	240	Encana Corp
5.63%, 12/15/2019	21	24	3.90%, 11/15/2021	200	204
		$1,444	6.50%, 02/01/2038	166	177
			Ensco PLC
Oil & Gas - 2.11%			4.70%, 03/15/2021	200	204
Alberta Energy Co Ltd			5.20%, 03/15/2025	300	297
7.38%, 11/01/2031	77	90	EOG Resources Inc
Anadarko Finance Co			2.63%, 03/15/2023	200	192
7.50%, 05/01/2031	77	96	4.40%, 06/01/2020	51	56
Anadarko Petroleum Corp			EQT Corp
4.50%, 07/15/2044	500	460	6.50%, 04/01/2018	127	139
5.95%, 09/15/2016	178	188	Exxon Mobil Corp
6.20%, 03/15/2040	25	28	1.31%, 03/06/2018	570	570
6.38%, 09/15/2017	206	226	3.18%, 03/15/2024	500	507
6.45%, 09/15/2036	225	260	3.57%, 03/06/2045	300	272
Apache Corp			Hess Corp
3.63%, 02/01/2021	577	595	5.60%, 02/15/2041	51	52
4.75%, 04/15/2043	128	118	7.13%, 03/15/2033	200	229
5.10%, 09/01/2040	92	89	7.30%, 08/15/2031	38	44
Apache Finance Canada Corp			8.13%, 02/15/2019	25	30
7.75%, 12/15/2029	750	1,018	Husky Energy Inc
BP Capital Markets PLC			7.25%, 12/15/2019	550	642
1.85%, 05/05/2017	200	202	Marathon Oil Corp
2.24%, 09/26/2018	1,000	1,015	3.85%, 06/01/2025	500	490
2.32%, 02/13/2020	200	199	5.90%, 03/15/2018	251	276
2.50%, 11/06/2022	200	190	6.60%, 10/01/2037	223	252
3.06%, 03/17/2022	300	299	Marathon Petroleum Corp
3.56%, 11/01/2021	200	208	3.63%, 09/15/2024	400	393
3.81%, 02/10/2024	400	407	5.13%, 03/01/2021	77	85
4.74%, 03/11/2021	128	141	Nabors Industries Inc
4.75%, 03/10/2019	25	27	2.35%, 09/15/2016	300	301
Canadian Natural Resources Ltd			Nexen Energy ULC
5.70%, 05/15/2017	516	555	5.88%, 03/10/2035	500	552
6.25%, 03/15/2038	164	182	6.40%, 05/15/2037	157	188
Cenovus Energy Inc			7.50%, 07/30/2039	15	20
5.70%, 10/15/2019	152	170	Noble Energy Inc
6.75%, 11/15/2039	128	145	5.25%, 11/15/2043	350	341
Chevron Corp			6.00%, 03/01/2041	102	108
2.36%, 12/05/2022	300	287	8.25%, 03/01/2019	400	477
2.43%, 06/24/2020	450	454	Noble Holding International Ltd
4.95%, 03/03/2019	400	442	2.50%, 03/15/2017	128	128
CNOOC Finance 2013 Ltd			5.95%, 04/01/2025	300	296
1.75%, 05/09/2018	150	149	6.05%, 03/01/2041	300	249
3.00%, 05/09/2023	150	142	6.20%, 08/01/2040	25	21
4.25%, 05/09/2043	100	94	Occidental Petroleum Corp
CNOOC Nexen Finance 2014 ULC			2.70%, 02/15/2023	300	290
4.25%, 04/30/2024	500	511	3.50%, 06/15/2025	500	498
Conoco Funding Co			Petrobras Global Finance BV
7.25%, 10/15/2031	200	260	3.00%, 01/15/2019	700	647
ConocoPhillips			3.25%, 03/17/2017	250	247
6.00%, 01/15/2020	293	339	4.38%, 05/20/2023	950	828
6.50%, 02/01/2039	169	210	4.88%, 03/17/2020	250	238
ConocoPhillips Canada Funding Co I			5.38%, 01/27/2021	205	197
5.63%, 10/15/2016	77	81	5.63%, 05/20/2043	200	155
ConocoPhillips Co			5.75%, 01/20/2020	738	731
3.35%, 05/15/2025	750	742	5.88%, 03/01/2018	77	79
4.30%, 11/15/2044	400	382	6.75%, 01/27/2041	177	155
ConocoPhillips Holding Co			6.88%, 01/20/2040	25	22
6.95%, 04/15/2029	202	258	7.88%, 03/15/2019	116	123
Continental Resources Inc/OK			Petro-Canada
4.90%, 06/01/2044	250	211	6.80%, 05/15/2038	12	15
5.00%, 09/15/2022	500	490	7.88%, 06/15/2026	200	268
Devon Energy Corp			Petroleos Mexicanos
5.60%, 07/15/2041	125	131	3.50%, 07/18/2018	400	412
6.30%, 01/15/2019	154	174	3.50%, 07/23/2020(b)	350	354
7.95%, 04/15/2032	192	250

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Oil & Gas (continued)			Oil & Gas Services (continued)
Petroleos Mexicanos (continued)			Halliburton Co (continued)
4.50%, 01/23/2026(b)	$1,000	$977	3.25%, 11/15/2021	$651	$668
4.88%, 01/24/2022	385	400	4.50%, 11/15/2041	51	51
5.50%, 01/21/2021	208	226	5.90%, 09/15/2018	350	392
5.50%, 06/27/2044(b)	500	460	7.45%, 09/15/2039	10	14
5.50%, 06/27/2044	350	322	Weatherford International Ltd/Bermuda
5.75%, 03/01/2018	141	153	5.13%, 09/15/2020	51	52
6.38%, 01/23/2045	400	411	6.00%, 03/15/2018	12	13
6.63%, 06/15/2035	286	305	6.75%, 09/15/2040	51	47
8.00%, 05/03/2019	31	36	7.00%, 03/15/2038	400	382
Phillips 66			9.63%, 03/01/2019	164	191
2.95%, 05/01/2017	128	132			$2,996
4.30%, 04/01/2022	628	659
5.88%, 05/01/2042	128	139	Other Asset Backed Securities - 0.01%
Pioneer Natural Resources Co			CenterPoint Energy Restoration Bond Co
3.95%, 07/15/2022	100	101	LLC
Pride International Inc			3.46%, 08/15/2019	100	103
6.88%, 08/15/2020	77	88
Rowan Cos Inc			Packaging & Containers - 0.01%
5.00%, 09/01/2017	23	24	MeadWestvaco Corp
Shell International Finance BV			7.38%, 09/01/2019	100	117
0.90%, 11/15/2016	200	200
1.13%, 08/21/2017	200	200
2.38%, 08/21/2022	100	97	Pharmaceuticals - 1.24%
3.40%, 08/12/2023	1,500	1,539	Abbott Laboratories
3.63%, 08/21/2042	100	87	5.30%, 05/27/2040	200	223
4.13%, 05/11/2035	410	401	AbbVie Inc
4.30%, 09/22/2019	651	710	1.75%, 11/06/2017	300	301
4.38%, 03/25/2020	25	27	2.00%, 11/06/2018	200	200
4.38%, 05/11/2045	490	484	2.50%, 05/14/2020	580	574
5.50%, 03/25/2040	25	28	2.90%, 11/06/2022	200	194
6.38%, 12/15/2038	43	54	3.60%, 05/14/2025	470	465
Southwestern Energy Co			4.40%, 11/06/2042	200	189
4.05%, 01/23/2020	300	308	4.50%, 05/14/2035	280	274
4.10%, 03/15/2022	150	147	4.70%, 05/14/2045	330	325
Statoil ASA			Actavis Funding SCS
1.15%, 05/15/2018	400	397	1.30%, 06/15/2017	300	298
2.25%, 11/08/2019	500	502	1.85%, 03/01/2017	400	402
2.65%, 01/15/2024	400	383	3.00%, 03/12/2020	400	401
3.15%, 01/23/2022	102	103	3.80%, 03/15/2025	300	295
3.95%, 05/15/2043	200	186	4.75%, 03/15/2045	200	190
5.10%, 08/17/2040	263	284	4.85%, 06/15/2044	500	482
5.25%, 04/15/2019	23	26	Actavis Inc
Suncor Energy Inc			1.88%, 10/01/2017	200	200
6.10%, 06/01/2018	128	143	3.25%, 10/01/2022	150	145
6.50%, 06/15/2038	428	521	4.63%, 10/01/2042	100	93
6.85%, 06/01/2039	5	6	6.13%, 08/15/2019	12	14
TalismanEnergyInc			AmerisourceBergen Corp
6.25%, 02/01/2038	248	243	3.40%, 05/15/2024	250	249
Total Capital International SA			AstraZeneca PLC
1.00%, 01/10/2017	200	200	1.95%, 09/18/2019	1,100	1,094
2.75%, 06/19/2021	400	404	4.00%, 09/18/2042	100	94
2.88%, 02/17/2022	128	128	5.90%, 09/15/2017	77	85
Total Capital SA			6.45%, 09/15/2037	144	183
4.25%, 12/15/2021	51	56	Baxalta Inc
			2.00%, 06/22/2018(b)	500	499
4.45%, 06/24/2020	500	549	3.60%, 06/23/2022(b)	500	500
Valero Energy Corp
6.13%, 02/01/2020	138	158	Bristol-Myers Squibb Co
6.63%, 06/15/2037	234	264	0.88%, 08/01/2017	100	100
7.50%, 04/15/2032	15	18	1.75%, 03/01/2019	1,000	997
9.38%, 03/15/2019	128	158	3.25%, 08/01/2042	100	84
		$40,159	Cardinal Health Inc
			1.70%, 03/15/2018	300	299
Oil & Gas Services - 0.16%			3.20%, 03/15/2023	200	198
Baker Hughes Inc			4.60%, 03/15/2043	100	96
5.13%, 09/15/2040	281	303	Eli Lilly & Co
7.50%, 11/15/2018	12	14	1.95%, 03/15/2019	1,000	1,001
Cameron International Corp			5.20%, 03/15/2017	164	175
1.15%, 12/15/2016	400	398	Express Scripts Holding Co
6.38%, 07/15/2018	154	171	3.13%, 05/15/2016	128	130
Halliburton Co			3.50%, 06/15/2024	500	489
1.00%, 08/01/2016	300	300	3.90%, 02/15/2022	200	205

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2015 (unaudited)

		Principal			Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Pharmaceuticals (continued)				Pipelines (continued)
Express Scripts Holding Co	(continued)			Columbia Pipeline Group Inc
4.75%, 11/15/2021		$77	$84	5.80%, 06/01/2045(b)	$500	$493
6.13%, 11/15/2041		77	89	Enable Midstream Partners LP
GlaxoSmithKline Capital Inc				5.00%, 05/15/2044(b)	500	417
5.38%, 04/15/2034		1,000	1,140	Enbridge Energy Partners LP
5.65%, 05/15/2018		202	225	5.20%, 03/15/2020	9	10
GlaxoSmithKline Capital PLC				9.88%, 03/01/2019	87	108
1.50%, 05/08/2017		100	101	Energy Transfer Partners LP
2.85%, 05/08/2022		128	127	4.90%, 02/01/2024	350	356
Johnson & Johnson				4.90%, 03/15/2035	300	271
0.70%, 11/28/2016		215	215	5.20%, 02/01/2022	102	107
1.65%, 12/05/2018		500	504	5.95%, 10/01/2043	350	343
2.95%, 09/01/2020		128	134	6.50%, 02/01/2042	102	105
3.38%, 12/05/2023		500	519	6.70%, 07/01/2018	23	26
4.95%, 05/15/2033		201	230	9.00%, 04/15/2019	6	7
5.55%, 08/15/2017		128	140	Enterprise Products Operating LLC
McKesson Corp				3.35%, 03/15/2023	300	293
4.75%, 03/01/2021		250	274	3.70%, 02/15/2026	500	484
Mead Johnson Nutrition Co				3.75%, 02/15/2025	500	490
4.60%, 06/01/2044		250	238	3.90%, 02/15/2024	250	251
Medco Health Solutions Inc				4.85%, 08/15/2042	300	285
7.13%, 03/15/2018		169	192	5.20%, 09/01/2020	77	86
Merck & Co Inc				6.13%, 10/15/2039	123	135
0.70%, 05/18/2016		200	200	6.45%, 09/01/2040	177	200
1.10%, 01/31/2018		100	100	6.50%, 01/31/2019	161	184
1.30%, 05/18/2018		200	199	6.88%, 03/01/2033	15	18
2.40%, 09/15/2022		100	96	Kinder Morgan Energy Partners LP
2.75%, 02/10/2025		350	336	3.50%, 03/01/2021	750	739
2.80%, 05/18/2023		200	197	3.50%, 09/01/2023	200	186
3.60%, 09/15/2042		100	89	4.15%, 03/01/2022	300	300
4.15%, 05/18/2043		200	194	4.70%, 11/01/2042	200	167
6.55%, 09/15/2037		187	244	5.00%, 03/01/2043	100	87
Merck Sharp & Dohme Corp				5.40%, 09/01/2044	400	363
5.00%, 06/30/2019		154	171	6.38%, 03/01/2041	128	129
Mylan Inc				6.50%, 09/01/2039	112	115
1.35%, 11/29/2016		250	249	6.95%, 01/15/2038	112	120
2.55%, 03/28/2019		250	248	7.40%, 03/15/2031	177	196
Novartis Capital Corp				9.00%, 02/01/2019	77	93
4.40%, 04/24/2020		77	85	Kinder Morgan Inc/DE
4.40%, 05/06/2044		330	340	3.05%, 12/01/2019	750	749
Novartis Securities Investment Ltd				Magellan Midstream Partners LP
5.13%, 02/10/2019		564	627	4.20%, 12/01/2042	200	176
Perrigo Co PLC				ONEOK Partners LP
5.30%, 11/15/2043		500	517	5.00%, 09/15/2023	250	253
Pfizer Inc				6.13%, 02/01/2041	128	125
1.10%, 05/15/2017		500	501	8.63%, 03/01/2019	20	24
3.00%, 06/15/2023		500	498	Panhandle Eastern Pipe Line Co LP
3.40%, 05/15/2024		1,000	1,008	6.20%, 11/01/2017	81	89
4.65%, 03/01/2018		51	56	Plains All American Pipeline LP / PAA
6.20%, 03/15/2019		280	320	Finance Corp
7.20%, 03/15/2039		151	208	2.85%, 01/31/2023	200	188
Sanofi				3.65%, 06/01/2022	128	129
1.25%, 04/10/2018		400	399	4.30%, 01/31/2043	200	170
Teva Pharmaceutical Finance Co BV				4.70%, 06/15/2044	500	457
3.65%, 11/10/2021		400	408	5.75%, 01/15/2020	15	17
Teva Pharmaceutical Finance Co LLC				Regency Energy Partners LP / Regency
6.15%, 02/01/2036		3	4	Energy Finance Corp
Wyeth LLC				5.88%, 03/01/2022	750	798
5.95%, 04/01/2037		91	109	Southern Natural Gas Co LLC
6.50%, 02/01/2034		144	182	5.90%, 04/01/2017(a),(b)	12	13
Zoetis Inc				Southern Natural Gas Co LLC / Southern
3.25%, 02/01/2023		100	97	Natural Issuing Corp
			$23,637	4.40%, 06/15/2021	51	53
				Spectra Energy Capital LLC
Pipelines - 0.96%				8.00%, 10/01/2019	300	355
ANR Pipeline Co				Spectra Energy Partners LP
9.63%, 11/01/2021		600	791	5.95%, 09/25/2043	200	218
Boardwalk Pipelines LP				Sunoco Logistics Partners Operations LP
3.38%, 02/01/2023		200	181	3.45%, 01/15/2023	200	189
Buckeye Partners LP				4.95%, 01/15/2043	200	175
2.65%, 11/15/2018		250	249	5.50%, 02/15/2020	46	51
4.88%, 02/01/2021		850	886

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Pipelines (continued)			REITS (continued)
Tennessee Gas Pipeline Co LLC			Boston Properties LP (continued)
7.50%, 04/01/2017	$77	$84	5.63%, 11/15/2020	$25	$29
Texas Eastern Transmission LP			5.88%, 10/15/2019	750	852
7.00%, 07/15/2032	100	124	Brandywine Operating Partnership LP
TransCanada PipeLines Ltd			3.95%, 02/15/2023	200	198
3.80%, 10/01/2020	128	136	CBL & Associates LP
5.60%, 03/31/2034	300	325	4.60%, 10/15/2024	750	738
6.10%, 06/01/2040	25	28	DDR Corp
6.35%, 05/15/2067(a)	500	475	4.63%, 07/15/2022	200	210
6.50%, 08/15/2018	1,042	1,183	Duke Realty LP
7.25%, 08/15/2038	51	65	3.88%, 10/15/2022	100	101
Williams Cos Inc/The			EPR Properties
4.55%, 06/24/2024	1,000	969	7.75%, 07/15/2020	63	75
7.50%, 01/15/2031	11	12	ERP Operating LP
7.88%, 09/01/2021	128	150	2.38%, 07/01/2019	400	402
Williams Partners LP			4.75%, 07/15/2020	51	56
3.90%, 01/15/2025	350	330	Federal Realty Investment Trust
4.00%, 09/15/2025	80	75	2.75%, 06/01/2023	150	143
5.10%, 09/15/2045	180	159	HCP Inc
5.25%, 03/15/2020	180	196	3.40%, 02/01/2025	300	282
6.30%, 04/15/2040	343	348	4.20%, 03/01/2024	250	250
		$18,159	4.25%, 11/15/2023	200	202
			5.38%, 02/01/2021	51	56
Real Estate - 0.03%			6.70%, 01/30/2018	15	17
Brookfield Asset Management Inc			Health Care REIT Inc
4.00%, 01/15/2025	300	297	3.75%, 03/15/2023	200	198
Prologis LP			6.13%, 04/15/2020	115	131
4.50%, 08/15/2017	200	212	Highwoods Realty LP
6.88%, 03/15/2020	2	2	3.20%, 06/15/2021	350	348
		$511	Hospitality Properties Trust
Regional Authority - 0.26%			5.00%, 08/15/2022	100	104
Province of British Columbia Canada			6.70%, 01/15/2018	77	84
2.65%, 09/22/2021	77	79	Host Hotels & Resorts LP
6.50%, 01/15/2026	18	24	6.00%, 10/01/2021	200	227
Province of Manitoba Canada			Kimco Realty Corp
1.30%, 04/03/2017	280	282	3.13%, 06/01/2023	200	191
3.05%, 05/14/2024	500	514	3.20%, 05/01/2021	250	251
Province of Nova Scotia Canada			Liberty Property LP
5.13%, 01/26/2017	41	44	3.38%, 06/15/2023	300	290
Province of Ontario Canada			Omega Healthcare Investors Inc
1.00%, 07/22/2016	350	352	4.50%, 01/15/2025(b)	300	295
2.50%, 09/10/2021	500	505	4.95%, 04/01/2024	750	767
3.15%, 12/15/2017	200	210	Realty Income Corp
3.20%, 05/16/2024	750	780	2.00%, 01/31/2018	100	101
4.00%, 10/07/2019	277	303	4.65%, 08/01/2023	250	263
4.40%, 04/14/2020	151	168	5.88%, 03/15/2035	51	57
4.95%, 11/28/2016	180	190	Regency Centers LP
Province of Quebec Canada			3.75%, 06/15/2024	200	200
2.75%, 08/25/2021	231	236	Simon Property Group LP
3.50%, 07/29/2020	750	804	2.15%, 09/15/2017	102	104
5.13%, 11/14/2016	351	372	2.20%, 02/01/2019	400	404
7.50%, 09/15/2029	64	93	4.13%, 12/01/2021	200	215
Province of Saskatchewan Canada			5.65%, 02/01/2020	47	54
8.50%, 07/15/2022	6	8	6.75%, 02/01/2040	25	32
		$4,964	10.35%, 04/01/2019	90	114
			Tanger Properties LP
REITS - 0.63%			3.88%, 12/01/2023	250	253
Alexandria Real Estate Equities Inc			Ventas Realty LP / Ventas Capital Corp
2.75%, 01/15/2020	750	742	2.00%, 02/15/2018	750	755
American Tower Corp			4.25%, 03/01/2022	128	133
4.70%, 03/15/2022	278	290	Weingarten Realty Investors
AvalonBay Communities Inc			3.38%, 10/15/2022	180	175
2.95%, 09/15/2022	100	98	Weyerhaeuser Co
3.63%, 10/01/2020	100	104	7.38%, 03/15/2032	300	375
4.20%, 12/15/2023	400	418			$11,877
BioMed Realty LP
2.63%, 05/01/2019	200	199	Retail - 0.84%
6.13%, 04/15/2020	6	7	AutoNation Inc
Boston Properties LP			6.75%, 04/15/2018	200	223
3.85%, 02/01/2023	200	205	AutoZone Inc
4.13%, 05/15/2021	77	82	4.00%, 11/15/2020	251	267

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2015 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)

Retail (continued)			Retail (continued)
Bed Bath & Beyond Inc			Wal-Mart Stores Inc	(continued)
5.17%, 08/01/2044	$500	$496	4.25%, 04/15/2021		$51	$56
Costco Wholesale Corp			4.30%, 04/22/2044		500	501
1.13%, 12/15/2017	1,000	998	5.25%, 09/01/2035		350	397
CVS Health Corp			5.63%, 04/01/2040		38	44
2.25%, 08/12/2019	500	498	5.63%, 04/15/2041		280	330
4.13%, 05/15/2021	500	535	5.80%, 02/15/2018		128	143
5.75%, 06/01/2017	15	16	6.20%, 04/15/2038		25	31
6.13%, 09/15/2039	79	93	6.50%, 08/15/2037		415	533
6.25%, 06/01/2027	100	121	7.55%, 02/15/2030		128	181
Darden Restaurants Inc			Yum! Brands Inc
7.05%, 10/15/2037(a)	27	33	6.25%, 03/15/2018		7	8
Dollar General Corp			6.88%, 11/15/2037		7	8
1.88%, 04/15/2018	300	299				$15,926
Gap Inc/The
5.95%, 04/12/2021	275	311	Semiconductors - 0.20%
Home Depot Inc/The			Intel Corp
2.25%, 09/10/2018	750	768	1.35%, 12/15/2017		300	300
3.75%, 02/15/2024	350	364	3.30%, 10/01/2021		177	185
5.88%, 12/16/2036	237	285	4.00%, 12/15/2032		200	192
5.95%, 04/01/2041	351	427	4.25%, 12/15/2042		200	188
Kohl's Corp			4.80%, 10/01/2041		77	77
4.00%, 11/01/2021	277	292	KLA-Tencor Corp
6.00%, 01/15/2033	300	324	4.65%, 11/01/2024		500	500
6.25%, 12/15/2017	200	222	Lam Research Corp
Lowe's Cos Inc			2.75%, 03/15/2020		300	298
3.80%, 11/15/2021	102	108	Maxim Integrated Products Inc
4.63%, 04/15/2020	77	84	2.50%, 11/15/2018		200	201
5.80%, 04/15/2040	77	91	QUALCOMM Inc
6.65%, 09/15/2037	312	398	2.25%, 05/20/2020		370	368
Macy's Retail Holdings Inc			3.45%, 05/20/2025		270	263
2.88%, 02/15/2023	300	289	4.65%, 05/20/2035		100	97
4.30%, 02/15/2043	200	180	4.80%, 05/20/2045		150	144
5.90%, 12/01/2016	225	240	Texas Instruments Inc
6.65%, 07/15/2024	25	30	0.88%, 03/12/2017		200	200
6.90%, 04/01/2029	125	153	1.65%, 08/03/2019		200	197
McDonald's Corp			2.75%, 03/12/2021		400	408
3.50%, 07/15/2020	151	159	Xilinx Inc
3.70%, 02/15/2042	128	108	2.13%, 03/15/2019		175	175
4.88%, 07/15/2040	9	9				$3,793
5.35%, 03/01/2018	36	40	Software - 0.36%
6.30%, 10/15/2037	262	310	Adobe Systems Inc
Nordstrom Inc			4.75%, 02/01/2020		51	56
4.75%, 05/01/2020	36	40	CDK Global Inc
6.25%, 01/15/2018	12	13	3.30%, 10/15/2019		500	501
O'Reilly Automotive Inc			Fidelity National Information Services Inc
3.85%, 06/15/2023	300	304	2.00%, 04/15/2018		300	300
QVC Inc			Fiserv Inc
4.38%, 03/15/2023	250	246	3.50%, 10/01/2022		100	99
Signet UK Finance PLC			Microsoft Corp
4.70%, 06/15/2024	250	253	2.38%, 02/12/2022		350	344
Staples Inc			3.00%, 10/01/2020		600	625
4.38%, 01/12/2023	180	181	4.00%, 02/12/2055		850	763
Starbucks Corp			4.20%, 06/01/2019		115	126
0.88%, 12/05/2016	500	500	4.50%, 10/01/2040		100	102
Target Corp			5.30%, 02/08/2041		77	87
4.00%, 07/01/2042	300	284	Oracle Corp
6.00%, 01/15/2018	149	166	2.38%, 01/15/2019		450	457
6.50%, 10/15/2037	700	896	2.50%, 10/15/2022		1,500	1,445
Walgreen Co			3.88%, 07/15/2020		77	83
4.40%, 09/15/2042	100	89	4.30%, 07/08/2034		1,000	986
5.25%, 01/15/2019	30	33	4.38%, 05/15/2055		590	548
Walgreens Boots Alliance Inc			5.00%, 07/08/2019		48	53
1.75%, 11/17/2017	200	201	5.75%, 04/15/2018		180	200
2.70%, 11/18/2019	300	300				$6,775
4.80%, 11/18/2044	300	282
Wal-Mart Stores Inc			Sovereign - 1.97%
2.55%, 04/11/2023	950	917	Brazilian Government International Bond
3.25%, 10/25/2020	51	54	2.63%, 01/05/2023		300	266
3.63%, 07/08/2020	51	54	4.88%, 01/22/2021		257	269
4.13%, 02/01/2019	102	110	5.00%, 01/27/2045		510	441

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Sovereign (continued)			Sovereign (continued)
Brazilian Government International			Philippine Government International
Bond (continued)			Bond (continued)
5.88%, 01/15/2019	$102	$113	5.00%, 01/13/2037	$300	$347
7.13%, 01/20/2037	210	237	6.38%, 10/23/2034	210	279
8.00%, 01/15/2018	60	65	6.50%, 01/20/2020	200	237
8.25%, 01/20/2034	651	809	8.38%, 06/17/2019	500	619
8.88%, 10/14/2019	122	152	9.38%, 01/18/2017	200	225
8.88%, 04/15/2024	150	197	9.50%, 02/02/2030	400	647
8.88%, 04/15/2024	200	263	10.63%, 03/16/2025	400	638
12.25%, 03/06/2030	341	587	Poland Government International Bond
11.00%, 08/17/2040	12	12	4.00%, 01/22/2024	1,000	1,046
Canada Government International Bond			5.00%, 03/23/2022	528	585
0.88%, 02/14/2017	255	256	5.13%, 04/21/2021	51	57
Chile Government International Bond			6.38%, 07/15/2019	444	513
3.13%, 03/27/2025	250	250	Republic of Korea
3.25%, 09/14/2021	180	188	3.88%, 09/11/2023	250	269
Colombia Government International Bond			5.13%, 12/07/2016	600	636
4.38%, 07/12/2021	100	105	South Africa Government International Bond
5.63%, 02/26/2044	1,000	1,012	4.67%, 01/17/2024	200	204
6.13%, 01/18/2041	200	216	6.25%, 03/08/2041	750	847
8.13%, 05/21/2024	201	258	6.88%, 05/27/2019	500	569
11.75%, 02/25/2020	180	245	Svensk Exportkredit AB
10.38%, 01/28/2033	100	150	1.75%, 05/30/2017	200	203
Export Development Canada			1.88%, 06/17/2019	500	506
0.63%, 12/15/2016	500	500	Tennessee Valley Authority
1.75%, 08/19/2019	400	403	3.50%, 12/15/2042	400	374
Export-Import Bank of Korea			3.88%, 02/15/2021	250	275
2.25%, 01/21/2020	300	297	4.50%, 04/01/2018	51	56
3.25%, 08/12/2026	500	490	5.25%, 09/15/2039	751	914
4.00%, 01/11/2017	300	312	5.38%, 04/01/2056	154	186
4.00%, 01/14/2024	250	265	6.75%, 11/01/2025	102	136
5.00%, 04/11/2022	200	225	Turkey Government International Bond
Israel Government AID Bond			3.25%, 03/23/2023	700	651
5.50%, 09/18/2023	25	30	4.88%, 04/16/2043	900	819
5.50%, 04/26/2024	125	152	5.75%, 03/22/2024	250	271
5.50%, 09/18/2033	12	15	6.63%, 02/17/2045	200	229
Israel Government International Bond			6.75%, 04/03/2018	500	551
5.13%, 03/26/2019	147	165	7.00%, 09/26/2016	200	214
Italy Government International Bond			7.00%, 06/05/2020	500	571
5.25%, 09/20/2016	333	349	7.38%, 02/05/2025	750	900
5.38%, 06/12/2017	750	807	7.50%, 11/07/2019	300	346
5.38%, 06/15/2033	64	71	8.00%, 02/14/2034	400	516
6.88%, 09/27/2023	212	263	Uruguay Government International Bond
Japan Bank for International			4.13%, 11/20/2045	100	85
Cooperation/Japan			8.00%, 11/18/2022	1,015	1,305
1.13%, 07/19/2017	100	100			$37,321
1.75%, 07/31/2018	650	657
3.00%, 05/29/2024	1,000	1,032	Supranational Bank - 1.52%
Mexico Government International Bond			African Development Bank
3.50%, 01/21/2021	500	510	0.75%, 10/18/2016	330	331
3.60%, 01/30/2025	210	207	0.88%, 03/15/2018	800	795
3.63%, 03/15/2022	300	304	1.25%, 09/02/2016	257	259
4.60%, 01/23/2046	520	481	Asian Development Bank
4.75%, 03/08/2044	506	481	0.75%, 01/11/2017	500	501
5.13%, 01/15/2020	600	661	1.13%, 03/15/2017	428	431
5.55%, 01/21/2045	300	319	1.50%, 01/22/2020	300	298
5.95%, 03/19/2019	778	873	1.75%, 09/11/2018	500	508
6.05%, 01/11/2040	464	527	1.88%, 02/18/2022	250	246
8.30%, 08/15/2031	738	1,087	2.13%, 11/24/2021	750	754
Panama Government International Bond			2.13%, 03/19/2025	300	290
5.20%, 01/30/2020	1,154	1,272	5.82%, 06/16/2028	15	19
6.70%, 01/26/2036	224	277	6.38%, 10/01/2028	51	67
8.88%, 09/30/2027	77	109	Corp Andina de Fomento
Peruvian Government International Bond			4.38%, 06/15/2022	22	24
5.63%, 11/18/2050	128	143	Council Of Europe Development Bank
6.55%, 03/14/2037	126	157	1.13%, 05/31/2018	1,000	998
7.13%, 03/30/2019	30	35	1.50%, 02/22/2017	128	130
7.35%, 07/21/2025	180	235	1.63%, 03/10/2020	300	299
8.75%, 11/21/2033	192	290	European Bank for Reconstruction &
Philippine Government International Bond			Development
3.95%, 01/20/2040	300	303	1.00%, 02/16/2017	357	359
			1.63%, 04/10/2018	250	252

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Supranational Bank (continued)			Telecommunications (continued)
European Bank for Reconstruction &			AT&T Inc (continued)
Development (continued)			4.35%, 06/15/2045	$950	$811
1.63%, 11/15/2018	$300	$303	4.50%, 05/15/2035	200	184
1.75%, 06/14/2019	500	503	4.75%, 05/15/2046	200	182
1.88%, 02/23/2022	250	245	5.50%, 02/01/2018	702	767
European Investment Bank			6.30%, 01/15/2038	500	555
1.00%, 08/17/2017	1,000	1,003	6.50%, 09/01/2037	521	589
1.00%, 03/15/2018	750	748	BellSouth Corp
1.13%, 09/15/2017	1,400	1,407	6.00%, 11/15/2034	200	204
1.25%, 05/15/2018	500	501	British Telecommunications PLC
1.63%, 03/16/2020	300	298	5.95%, 01/15/2018	669	739
1.75%, 03/15/2017	528	537	9.62%, 12/15/2030(a)	77	114
1.75%, 06/17/2019	750	756	Cisco Systems Inc
1.88%, 03/15/2019	500	508	4.45%, 01/15/2020	102	112
1.88%, 02/10/2025	850	799	4.95%, 02/15/2019	855	944
2.50%, 04/15/2021	1,500	1,541	5.90%, 02/15/2039	680	812
3.25%, 01/29/2024	1,000	1,063	Deutsche Telekom International Finance BV
4.88%, 01/17/2017	400	426	6.00%, 07/08/2019	300	343
4.88%, 02/15/2036	25	31	8.75%, 06/15/2030(a)	141	198
5.13%, 09/13/2016	154	162	Juniper Networks Inc
5.13%, 05/30/2017	102	110	4.35%, 06/15/2025	200	199
FMS Wertmanagement AoeR			4.60%, 03/15/2021	1,000	1,056
1.13%, 10/14/2016	400	403	Motorola Solutions Inc
1.75%, 03/17/2020	300	300	4.00%, 09/01/2024	500	485
Inter-American Development Bank			Orange SA
0.88%, 11/15/2016	350	352	4.13%, 09/14/2021	128	135
1.00%, 07/14/2017	1,000	1,003	5.38%, 01/13/2042	102	105
1.13%, 03/15/2017	257	259	9.00%, 03/01/2031(a)	315	444
1.75%, 08/24/2018	500	508	Pacific Bell Telephone Co
1.75%, 10/15/2019	500	504	7.13%, 03/15/2026	377	461
2.13%, 11/09/2020	250	255	Qwest Corp
3.00%, 02/21/2024	250	263	6.75%, 12/01/2021	200	221
3.88%, 09/17/2019	577	630	7.25%, 10/15/2035	200	205
3.88%, 02/14/2020	77	85	Rogers Communications Inc
International Bank for Reconstruction &			3.00%, 03/15/2023	400	384
Development			5.00%, 03/15/2044	500	494
0.63%, 05/02/2017	500	498	6.80%, 08/15/2018	108	123
0.88%, 04/17/2017	500	502	Telefonica Emisiones SAU
1.00%, 09/15/2016	257	259	3.19%, 04/27/2018	1,000	1,027
1.13%, 07/18/2017	500	504	5.13%, 04/27/2020	168	184
1.38%, 04/10/2018	500	505	7.05%, 06/20/2036	295	362
1.63%, 02/10/2022	1,000	968	Verizon Communications Inc
1.88%, 03/15/2019	500	509	1.10%, 11/01/2017	100	99
2.13%, 11/01/2020	750	765	2.45%, 11/01/2022	100	94
2.25%, 06/24/2021	500	510	2.63%, 02/21/2020	1,189	1,186
7.63%, 01/19/2023	12	16	4.40%, 11/01/2034	500	463
International Finance Corp			4.50%, 09/15/2020	400	432
0.63%, 11/15/2016	250	250	4.60%, 04/01/2021	77	83
0.88%, 06/15/2018	300	298	4.67%, 03/15/2055(b)	350	305
1.13%, 11/23/2016	328	330	5.01%, 08/21/2054	700	642
1.25%, 07/16/2018	500	501	5.15%, 09/15/2023	1,100	1,204
Nordic Investment Bank			6.25%, 04/01/2037	261	295
5.00%, 02/01/2017	354	378	6.35%, 04/01/2019	982	1,122
		$28,857	6.40%, 09/15/2033	900	1,031
			6.55%, 09/15/2043	1,960	2,293
Telecommunications - 1.57%			6.90%, 04/15/2038	256	306
America Movil SAB de CV			7.75%, 12/01/2030	146	189
2.38%, 09/08/2016	357	362	Vodafone Group PLC
3.13%, 07/16/2022	100	99	2.95%, 02/19/2023	200	187
5.63%, 11/15/2017	1,015	1,111	5.45%, 06/10/2019	180	199
6.13%, 03/30/2040	102	118	5.63%, 02/27/2017	448	476
6.38%, 03/01/2035	200	233	6.15%, 02/27/2037	201	215
AT&T Inc			6.25%, 11/30/2032	1,000	1,095
1.60%, 02/15/2017	128	129			$29,769
1.70%, 06/01/2017	1,045	1,049
2.45%, 06/30/2020	200	196	Toys, Games & Hobbies - 0.03%
2.63%, 12/01/2022	600	564	Hasbro Inc
3.00%, 02/15/2022	940	918	3.15%, 05/15/2021	250	252
3.00%, 06/30/2022	200	193	6.35%, 03/15/2040	25	28
3.40%, 05/15/2025	200	191	Mattel Inc
3.88%, 08/15/2021	77	79	2.35%, 05/06/2019	250	250
4.30%, 12/15/2042	201	172			$530

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)

Transportation - 0.46%			California (continued)
Burlington Northern Santa Fe LLC			Los Angeles Department of Water & Power
3.00%, 04/01/2025	$500	$479	6.57%, 07/01/2045	$150	$198
4.70%, 10/01/2019	783	863	Los Angeles Unified School District/CA
5.15%, 09/01/2043	350	376	5.75%, 07/01/2034	80	94
5.65%, 05/01/2017	54	58	5.76%, 07/01/2029	50	60
6.20%, 08/15/2036	500	611	6.76%, 07/01/2034	130	169
7.95%, 08/15/2030	77	108	Regents of the University of California
Canadian National Railway Co			Medical Center Pooled Revenue
1.45%, 12/15/2016	51	51	6.55%, 05/15/2048	250	311
2.25%, 11/15/2022	200	191	Sacramento Municipal Utility District
3.50%, 11/15/2042	200	173	6.16%, 05/15/2036	120	144
5.55%, 03/01/2019	15	17	San Diego County Water Authority Financing
Canadian Pacific Railway Co			Corp
4.45%, 03/15/2023	128	137	6.14%, 05/01/2049	460	575
CSX Corp			Santa Clara Valley Transportation Authority
3.70%, 11/01/2023	500	513	5.88%, 04/01/2032	25	30
4.75%, 05/30/2042	277	277	State of California
6.25%, 03/15/2018	82	92	6.65%, 03/01/2022	1,275	1,539
FedEx Corp			7.30%, 10/01/2039	375	521
2.63%, 08/01/2022	100	97	7.60%, 11/01/2040	180	267
3.88%, 08/01/2042	100	87	7.63%, 03/01/2040	280	404
3.90%, 02/01/2035	300	277	7.95%, 03/01/2036	500	605
4.50%, 02/01/2065	500	436	University of California
Norfolk Southern Corp			1.80%, 07/01/2019	300	297
3.25%, 12/01/2021	251	258	3.93%, 05/15/2045	200	188
3.85%, 01/15/2024	200	206	5.77%, 05/15/2043	200	240
4.80%, 08/15/2043	350	357			$6,882
4.84%, 10/01/2041	100	102
7.25%, 02/15/2031	130	165	Connecticut - 0.00%
Ryder System Inc			State of Connecticut
2.35%, 02/26/2019	200	200	5.85%, 03/15/2032	25	30
2.45%, 09/03/2019	350	349
Union Pacific Corp			District of Columbia - 0.02%
4.15%, 01/15/2045	350	335	District of Columbia Water & Sewer
4.16%, 07/15/2022	241	259	Authority
4.75%, 09/15/2041	77	80	4.81%, 10/01/2114	450	443
United Parcel Service Inc
1.13%, 10/01/2017	400	401
3.13%, 01/15/2021	1,128	1,175	Florida - 0.01%
4.88%, 11/15/2040	25	27	State Board of Administration Finance Corp
6.20%, 01/15/2038	23	29	2.11%, 07/01/2018	200	202
		$8,786
			Georgia - 0.03%
Trucking & Leasing - 0.04%			Municipal Electric Authority of Georgia
GATX Corp
1.25%, 03/04/2017	500	498	6.64%, 04/01/2057	151	181
			7.06%, 04/01/2057	200	219
4.75%, 06/15/2022	200	213	State of Georgia
		$711	4.50%, 11/01/2025	175	191
Water - 0.00%					$591
American Water Capital Corp
6.59%, 10/15/2037	5	6	Illinois - 0.11%
			Chicago Transit Authority
			6.20%, 12/01/2040	70	74
TOTAL BONDS		$656,250	6.90%, 12/01/2040	200	227
	Principal		City of Chicago IL
MUNICIPAL BONDS - 0.87%	Amount (000's) Value (000's)		6.31%, 01/01/2044	250	218
California - 0.35%			City of Chicago IL Waterworks Revenue
Bay Area Toll Authority			6.74%, 11/01/2040	145	164
6.26%, 04/01/2049	$300	$388	County of Cook IL
6.92%, 04/01/2040	270	347	6.23%, 11/15/2034	102	101
City of Los Angeles Department of Airports			State of Illinois
6.58%, 05/15/2039	100	126	4.95%, 06/01/2023	30	31
City of San Francisco CA Public Utilities			5.10%, 06/01/2033	735	682
Commission Water Revenue			5.37%, 03/01/2017	100	105
6.00%, 11/01/2040	200	239	5.88%, 03/01/2019	345	371
East Bay Municipal Utility District Water			7.35%, 07/01/2035	70	76
System Revenue					$2,049
5.87%, 06/01/2040	60	73
Los Angeles Department of Water
6.01%, 07/01/2039	55	67

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2015 (unaudited)

	Principal			Principal
MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)		MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)

Kansas - 0.01%			Texas (continued)
State of Kansas Department of			Dallas Convention Center Hotel Development
Transportation			Corp
4.60%, 09/01/2035	$115	$124	7.09%, 01/01/2042	$70	$87
			Dallas County Hospital District
			5.62%, 08/15/2044	83	99
Nevada - 0.00%
County of Clark Department of Aviation			Dallas Independent School District (credit
			support from PSF-GTD)
6.82%, 07/01/2045	25	34	6.45%, 02/15/2035(e)	50	58
6.88%, 07/01/2042	70	79	Grand Parkway Transportation Corp
		$113	5.18%, 10/01/2042	300	346
New Jersey - 0.05%			State of Texas
New Jersey Economic Development			4.68%, 04/01/2040	100	110
Authority (credit support from AGM)			5.52%, 04/01/2039	405	498
0.00%, 02/15/2023(c),(e)	51	36	Texas Transportation Commission State
New Jersey Economic Development			Highway Fund
Authority (credit support from NATL-RE)			5.18%, 04/01/2030	125	143
7.43%, 02/15/2029(e)	200	227			$1,970
New Jersey State Turnpike Authority
7.10%, 01/01/2041	147	197	Utah - 0.02%
New Jersey Transportation Trust Fund			State of Utah
Authority			3.54%, 07/01/2025	300	313
5.75%, 12/15/2028	190	201
6.56%, 12/15/2040	210	219	Washington - 0.00%
Rutgers The State University of New			State of Washington
Jersey (credit support from GO OF UNIV)			5.09%, 08/01/2033	20	22
5.67%, 05/01/2040(e)	130	150
		$1,030
			Wisconsin - 0.00%
New York - 0.14%			State of Wisconsin (credit support from
City of New York NY			AGM)
5.52%, 10/01/2037	25	29	5.70%, 05/01/2026(e)	50	59
5.85%, 06/01/2040	300	365
Metropolitan Transportation Authority			TOTAL MUNICIPAL BONDS		$16,455
6.55%, 11/15/2031	180	230	U.S. GOVERNMENT & GOVERNMENT	Principal
6.65%, 11/15/2039	100	128	AGENCY OBLIGATIONS - 64.19%	Amount (000's) Value (000's)
6.81%, 11/15/2040	135	176
New York City Transitional Finance Authority			Federal Home Loan Mortgage Corporation (FHLMC) - 7.64%
Future Tax Secured Revenue			2.00%, 09/01/2028	$235	$234
5.51%, 08/01/2037	250	298	2.00%, 08/01/2029	994	989
New York City Water & Sewer System			2.23%, 07/01/2043(a)	237	242
5.72%, 06/15/2042	270	330	2.43%, 10/01/2043(a)	631	645
5.95%, 06/15/2042	125	157	2.50%, 08/01/2027	198	203
New York State Dormitory Authority			2.50%, 08/01/2027	188	192
5.60%, 03/15/2040	100	119	2.50%, 10/01/2027	354	362
Port Authority of New York & New Jersey			2.50%, 03/01/2028	777	794
4.46%, 10/01/2062	100	96	2.50%, 04/01/2028	162	165
4.96%, 08/01/2046	300	318	2.50%, 04/01/2028	56	57
Port Authority of New York &New			2.50%, 06/01/2028	192	196
Jersey (credit support from GO OF AUTH)			2.50%, 06/01/2028	408	417
6.04%, 12/01/2029(e)	50	61	2.50%, 06/01/2028	176	180
		$2,307	2.50%, 06/01/2028	992	1,013
			2.50%, 07/01/2028	664	678
Ohio - 0.02%			2.50%, 10/01/2028	356	363
American Municipal Power Inc			2.50%, 10/01/2028	335	343
6.27%, 02/15/2050	69	81	2.50%, 07/01/2029(f)	3,300	3,338
7.50%, 02/15/2050	75	101	2.50%, 10/01/2029	916	927
Ohio State University/The			2.50%, 12/01/2029	1,132	1,146
4.91%, 06/01/2040	125	138	2.50%, 08/01/2030(f)	300	302
		$320	2.50%, 02/01/2043	270	258
			2.67%, 01/01/2042(a)	52	55
Texas - 0.11%
City of Houston TX Combined Utility System			3.00%, 01/01/2027	394	409
Revenue			3.00%, 02/01/2027	145	150
3.83%, 05/15/2028	250	256	3.00%, 02/01/2027	344	357
City Public Service Board of San Antonio			3.00%, 03/01/2027	304	316
TX			3.00%, 06/01/2027	233	242
5.72%, 02/01/2041	125	152	3.00%, 10/01/2028	854	886
5.81%, 02/01/2041	135	165	3.00%, 07/01/2029	1,030	1,068
Dallas Area Rapid Transit			3.00%, 07/01/2029(f)	1,800	1,863
5.02%, 12/01/2048	50	56	3.00%, 07/01/2029	816	846
			3.00%, 07/01/2029	599	621
			3.00%, 08/01/2029	451	467
			3.00%, 09/01/2029	193	200

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC)			Federal Home Loan Mortgage Corporation (FHLMC)
(continued)			(continued)
3.00%, 10/01/2029	$269	$279	3.50%, 02/01/2032	$153	$159
3.00%, 11/01/2029	459	476	3.50%, 03/01/2032	184	192
3.00%, 11/01/2029	269	278	3.50%, 04/01/2032	173	180
3.00%, 12/01/2029	94	97	3.50%, 08/01/2032	146	152
3.00%, 02/01/2032	167	170	3.50%, 01/01/2034	164	171
3.00%, 04/01/2033	422	429	3.50%, 02/01/2035	292	305
3.00%, 04/01/2033	417	424	3.50%, 02/01/2041	68	70
3.00%, 06/01/2033	257	262	3.50%, 10/01/2041	67	69
3.00%, 09/01/2033	355	361	3.50%, 11/01/2041	64	66
3.00%, 09/01/2033	352	358	3.50%, 01/01/2042	143	148
3.00%, 01/01/2035	95	97	3.50%, 02/01/2042	821	847
3.00%, 01/01/2043	582	581	3.50%, 02/01/2042	65	67
3.00%, 01/01/2043	789	787	3.50%, 03/01/2042	74	76
3.00%, 04/01/2043	502	501	3.50%, 03/01/2042	18	19
3.00%, 05/01/2043	526	524	3.50%, 04/01/2042	48	49
3.00%, 06/01/2043	926	922	3.50%, 04/01/2042	172	178
3.00%, 06/01/2043	298	297	3.50%, 04/01/2042	193	199
3.00%, 07/01/2043	807	804	3.50%, 04/01/2042	196	202
3.00%, 07/01/2043	92	92	3.50%, 04/01/2042	184	190
3.00%, 07/01/2043	823	820	3.50%, 06/01/2042	138	142
3.00%, 07/01/2043	1,579	1,573	3.50%, 06/01/2042	502	517
3.00%, 08/01/2043	45	45	3.50%, 06/01/2042	139	143
3.00%, 08/01/2043	383	382	3.50%, 07/01/2042	715	737
3.00%, 08/01/2043	183	182	3.50%, 07/01/2042	857	883
3.00%, 08/01/2043	342	341	3.50%, 08/01/2042	364	375
3.00%, 08/01/2043	2,632	2,623	3.50%, 08/01/2042	870	897
3.00%, 08/01/2043	363	361	3.50%, 08/01/2042	177	183
3.00%, 08/01/2043	502	500	3.50%, 02/01/2043	903	931
3.00%, 09/01/2043	939	936	3.50%, 08/01/2043	70	72
3.00%, 09/01/2043	98	98	3.50%, 02/01/2044	907	934
3.00%, 09/01/2043	586	584	3.50%, 06/01/2044	1,676	1,726
3.00%, 09/01/2043	442	441	3.50%, 07/01/2044(f)	16,600	17,077
3.00%, 10/01/2043	771	768	3.50%, 08/01/2044	961	990
3.00%, 10/01/2043	246	245	3.50%, 09/01/2044	870	896
3.00%, 07/01/2044(f)	4,600	4,573	3.50%, 08/01/2045(f)	1,500	1,536
3.00%, 04/01/2045	399	397	4.00%, 05/01/2018	106	111
3.00%, 06/01/2045	1,350	1,343	4.00%, 05/01/2018	11	11
3.00%, 08/01/2045(f)	750	742	4.00%, 10/01/2018	78	81
3.50%, 04/01/2021	76	80	4.00%, 04/01/2019	19	20
3.50%, 10/01/2023	182	192	4.00%, 10/01/2020	78	82
3.50%, 10/01/2025	17	18	4.00%, 05/01/2024	66	70
3.50%, 10/01/2025	25	27	4.00%, 05/01/2024	120	126
3.50%, 11/01/2025	57	60	4.00%, 12/01/2024	16	17
3.50%, 11/01/2025	43	45	4.00%, 01/01/2025	39	42
3.50%, 11/01/2025	7	8	4.00%, 02/01/2025	26	27
3.50%, 11/01/2025	12	13	4.00%, 03/01/2025	21	22
3.50%, 11/01/2025	20	21	4.00%, 03/01/2025	31	33
3.50%, 12/01/2025	16	17	4.00%, 04/01/2025	33	34
3.50%, 12/01/2025	50	52	4.00%, 06/01/2025	354	375
3.50%, 01/01/2026	724	765	4.00%, 06/01/2025	56	59
3.50%, 01/01/2026	33	35	4.00%, 06/01/2025	29	31
3.50%, 02/01/2026	27	28	4.00%, 06/01/2025	33	35
3.50%, 04/01/2026	71	75	4.00%, 07/01/2025	11	12
3.50%, 05/01/2026	75	79	4.00%, 07/01/2025	508	542
3.50%, 06/01/2026	18	19	4.00%, 08/01/2025	22	23
3.50%, 06/01/2026	11	12	4.00%, 08/01/2025	33	36
3.50%, 07/01/2026	11	11	4.00%, 09/01/2025	6	7
3.50%, 07/01/2026	69	73	4.00%, 10/01/2025	77	82
3.50%, 07/01/2026	52	55	4.00%, 02/01/2026	35	37
3.50%, 08/01/2026	42	45	4.00%, 05/01/2026	94	100
3.50%, 09/01/2026	56	60	4.00%, 07/01/2026	62	66
3.50%, 10/01/2026	34	36	4.00%, 12/01/2030	88	93
3.50%, 01/01/2027	77	81	4.00%, 08/01/2031	100	107
3.50%, 01/01/2029	462	487	4.00%, 10/01/2031	132	141
3.50%, 06/01/2029	476	502	4.00%, 11/01/2031	40	42
3.50%, 07/01/2029(f)	300	316	4.00%, 12/01/2031	63	68
3.50%, 07/01/2029	174	183	4.00%, 11/01/2033	164	175
3.50%, 08/01/2029	100	106	4.00%, 01/01/2034	260	278
3.50%, 09/01/2029	99	105	4.00%, 06/01/2039	6	7
3.50%, 01/01/2030	50	53	4.00%, 07/01/2039	56	60
3.50%, 01/01/2032	244	254	4.00%, 09/01/2039	33	35

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC)			Federal Home Loan Mortgage Corporation (FHLMC)
(continued)			(continued)
4.00%, 12/01/2039	$28	$29	4.50%, 03/01/2039	$47	$51
4.00%, 12/01/2039	43	46	4.50%, 04/01/2039	113	122
4.00%, 01/01/2040	42	45	4.50%, 05/01/2039	347	375
4.00%, 03/01/2040	22	24	4.50%, 06/01/2039	352	381
4.00%, 09/01/2040	10	11	4.50%, 06/01/2039	66	71
4.00%, 09/01/2040	57	60	4.50%, 09/01/2039	522	566
4.00%, 10/01/2040	116	123	4.50%, 10/01/2039	226	244
4.00%, 10/01/2040	44	47	4.50%, 10/01/2039	114	125
4.00%, 12/01/2040	79	84	4.50%, 11/01/2039	67	72
4.00%, 12/01/2040	141	150	4.50%, 11/01/2039	99	107
4.00%, 12/01/2040	81	86	4.50%, 11/01/2039	87	95
4.00%, 12/01/2040	67	72	4.50%, 11/01/2039	31	33
4.00%, 12/01/2040	53	57	4.50%, 12/01/2039	149	164
4.00%, 02/01/2041	153	162	4.50%, 12/01/2039	47	51
4.00%, 02/01/2041	122	129	4.50%, 02/01/2040	85	92
4.00%, 02/01/2041	544	577	4.50%, 02/01/2040	120	132
4.00%, 04/01/2041	61	65	4.50%, 02/01/2040	114	125
4.00%, 07/01/2041	51	54	4.50%, 02/01/2040	19	20
4.00%, 08/01/2041	118	125	4.50%, 04/01/2040	96	104
4.00%, 08/01/2041	47	50	4.50%, 05/01/2040	32	34
4.00%, 10/01/2041	19	20	4.50%, 05/01/2040	102	112
4.00%, 10/01/2041	152	161	4.50%, 07/01/2040	78	85
4.00%, 10/01/2041	72	76	4.50%, 07/01/2040	84	92
4.00%, 10/01/2041	162	172	4.50%, 08/01/2040	37	40
4.00%, 10/01/2041	61	65	4.50%, 08/01/2040	38	41
4.00%, 11/01/2041	160	169	4.50%, 08/01/2040	136	147
4.00%, 11/01/2041	279	296	4.50%, 08/01/2040	72	78
4.00%, 11/01/2041	103	109	4.50%, 08/01/2040	50	54
4.00%, 03/01/2042	167	177	4.50%, 09/01/2040	21	23
4.00%, 06/01/2042	319	338	4.50%, 09/01/2040	29	31
4.00%, 06/01/2042	271	287	4.50%, 09/01/2040	33	35
4.00%, 01/01/2044	358	379	4.50%, 10/01/2040	403	436
4.00%, 02/01/2044	259	274	4.50%, 02/01/2041	69	74
4.00%, 02/01/2044	457	484	4.50%, 03/01/2041	96	104
4.00%, 02/01/2044	785	834	4.50%, 03/01/2041	540	585
4.00%, 04/01/2044	1,300	1,375	4.50%, 03/01/2041	911	990
4.00%, 05/01/2044	258	273	4.50%, 03/01/2041	671	727
4.00%, 05/01/2044	178	188	4.50%, 04/01/2041	72	77
4.00%, 07/01/2044	192	203	4.50%, 04/01/2041	129	140
4.00%, 07/01/2044	981	1,038	4.50%, 05/01/2041	145	157
4.00%, 07/01/2044(f)	11,600	12,267	4.50%, 05/01/2041	157	170
4.00%, 07/01/2044	807	854	4.50%, 05/01/2041	47	51
4.00%, 10/01/2044	892	945	4.50%, 06/01/2041	46	50
4.00%, 11/01/2044	1,268	1,342	4.50%, 06/01/2041	84	91
4.00%, 12/01/2044	1,129	1,196	4.50%, 06/01/2041	59	64
4.50%, 05/01/2018	41	43	4.50%, 06/01/2041	71	78
4.50%, 08/01/2018	85	89	4.50%, 07/01/2041	92	100
4.50%, 11/01/2018	20	21	4.50%, 07/01/2041	87	94
4.50%, 04/01/2019	19	19	4.50%, 08/01/2041	68	73
4.50%, 04/01/2023	15	16	4.50%, 09/01/2041	697	752
4.50%, 01/01/2024	22	23	4.50%, 10/01/2041	125	136
4.50%, 01/01/2024	9	10	4.50%, 11/01/2041	644	699
4.50%, 04/01/2024	114	123	4.50%, 03/01/2042	133	144
4.50%, 07/01/2024	20	22	4.50%, 09/01/2043	475	514
4.50%, 09/01/2024	28	30	4.50%, 09/01/2043	90	98
4.50%, 09/01/2024	31	33	4.50%, 10/01/2043	42	46
4.50%, 11/01/2024	195	208	4.50%, 11/01/2043	200	217
4.50%, 04/01/2025	30	32	4.50%, 11/01/2043	36	39
4.50%, 05/01/2025	26	27	4.50%, 11/01/2043	99	108
4.50%, 07/01/2025	38	40	4.50%, 11/01/2043	329	356
4.50%, 09/01/2026	299	316	4.50%, 11/01/2043	193	208
4.50%, 02/01/2030	32	34	4.50%, 01/01/2044	457	494
4.50%, 08/01/2030	24	27	4.50%, 01/01/2044	406	439
4.50%, 05/01/2031	30	33	4.50%, 03/01/2044	200	216
4.50%, 06/01/2031	206	223	4.50%, 03/01/2044	511	552
4.50%, 05/01/2034	1	1	4.50%, 05/01/2044	765	826
4.50%, 08/01/2035	180	194	4.50%, 07/01/2044	300	324
4.50%, 08/01/2035	99	108	4.50%, 07/01/2044	183	198
4.50%, 08/01/2036	29	32	4.50%, 09/01/2044	284	307
4.50%, 02/01/2039	3	3	4.86%, 06/01/2038(a)	8	9
4.50%, 02/01/2039	77	83	5.00%, 05/01/2018	6	6

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC)			Federal Home Loan Mortgage Corporation (FHLMC)
(continued)			(continued)
5.00%, 08/01/2018	$12	$13	5.00%, 04/01/2041	$52	$58
5.00%, 10/01/2018	25	26	5.00%, 05/01/2041	14	15
5.00%, 04/01/2019	9	10	5.00%, 06/01/2041	260	287
5.00%, 12/01/2019	25	27	5.00%, 07/01/2041	79	87
5.00%, 12/01/2021	59	62	5.00%, 07/01/2041(f)	200	220
5.00%, 02/01/2022	11	11	5.00%, 09/01/2041	98	108
5.00%, 09/01/2022	13	14	5.00%, 10/01/2041	111	123
5.00%, 06/01/2023	237	258	5.00%, 11/01/2041	333	366
5.00%, 06/01/2023	9	10	5.50%, 10/01/2016	3	3
5.00%, 09/01/2023	443	487	5.50%, 02/01/2017	6	6
5.00%, 12/01/2023	103	112	5.50%, 01/01/2018	3	3
5.00%, 04/01/2024	79	87	5.50%, 01/01/2018	12	12
5.00%, 07/01/2024	13	14	5.50%, 01/01/2022	11	12
5.00%, 06/01/2025	13	13	5.50%, 04/01/2023	36	40
5.00%, 06/01/2026	95	102	5.50%, 01/01/2028	178	199
5.00%, 08/01/2026	135	148	5.50%, 12/01/2032	56	63
5.00%, 12/01/2027	63	69	5.50%, 03/01/2033	5	6
5.00%, 02/01/2030	14	15	5.50%, 12/01/2033	3	3
5.00%, 03/01/2030	10	11	5.50%, 01/01/2034	20	23
5.00%, 07/01/2031	446	491	5.50%, 01/01/2034	108	122
5.00%, 08/01/2033	10	11	5.50%, 02/01/2034	255	286
5.00%, 08/01/2033	77	86	5.50%, 03/01/2034	44	50
5.00%, 09/01/2033	32	36	5.50%, 10/01/2034	17	19
5.00%, 09/01/2033	13	14	5.50%, 10/01/2034	4	5
5.00%, 03/01/2034	18	19	5.50%, 02/01/2035	38	42
5.00%, 04/01/2034	199	220	5.50%, 03/01/2035	26	30
5.00%, 04/01/2034	38	42	5.50%, 05/01/2035	31	35
5.00%, 05/01/2034	52	59	5.50%, 11/01/2035	42	48
5.00%, 05/01/2035	63	70	5.50%, 04/01/2036	544	609
5.00%, 06/01/2035	313	347	5.50%, 05/01/2036	43	48
5.00%, 08/01/2035	20	23	5.50%, 05/01/2036	11	12
5.00%, 08/01/2035	9	10	5.50%, 07/01/2036	42	47
5.00%, 09/01/2035	59	65	5.50%, 07/01/2036	183	205
5.00%, 09/01/2035	22	25	5.50%, 11/01/2036	21	24
5.00%, 10/01/2035	26	28	5.50%, 12/01/2036	343	384
5.00%, 11/01/2035	101	112	5.50%, 12/01/2036	288	322
5.00%, 12/01/2035	59	65	5.50%, 12/01/2036	1	1
5.00%, 12/01/2035	90	100	5.50%, 12/01/2036	7	8
5.00%, 04/01/2036	3	4	5.50%, 01/01/2037	310	349
5.00%, 06/01/2036	11	12	5.50%, 02/01/2037	1	2
5.00%, 08/01/2036	46	51	5.50%, 02/01/2037	185	207
5.00%, 01/01/2037	108	120	5.50%, 07/01/2037	3	3
5.00%, 05/01/2037	11	12	5.50%, 07/01/2037	21	23
5.00%, 01/01/2038	498	548	5.50%, 09/01/2037	12	14
5.00%, 02/01/2038	267	294	5.50%, 11/01/2037	15	17
5.00%, 02/01/2038	24	26	5.50%, 01/01/2038	12	13
5.00%, 03/01/2038	3	4	5.50%, 01/01/2038	67	75
5.00%, 06/01/2038	10	11	5.50%, 04/01/2038	6	7
5.00%, 09/01/2038	19	21	5.50%, 04/01/2038	3	4
5.00%, 09/01/2038	3	4	5.50%, 04/01/2038	50	56
5.00%, 11/01/2038	35	38	5.50%, 05/01/2038	13	14
5.00%, 11/01/2038	604	664	5.50%, 05/01/2038	7	8
5.00%, 12/01/2038	544	598	5.50%, 06/01/2038	3	3
5.00%, 01/01/2039	575	633	5.50%, 06/01/2038	161	181
5.00%, 01/01/2039	52	58	5.50%, 06/01/2038	14	15
5.00%, 02/01/2039	31	34	5.50%, 07/01/2038	5	5
5.00%, 03/01/2039	49	54	5.50%, 07/01/2038	36	40
5.00%, 06/01/2039	12	14	5.50%, 07/01/2038	7	8
5.00%, 07/01/2039	53	59	5.50%, 08/01/2038	51	57
5.00%, 09/01/2039	104	115	5.50%, 09/01/2038	238	266
5.00%, 09/01/2039	842	926	5.50%, 09/01/2038	14	15
5.00%, 10/01/2039	68	76	5.50%, 10/01/2038	8	9
5.00%, 01/01/2040	129	144	5.50%, 10/01/2038	193	216
5.00%, 03/01/2040	21	24	5.50%, 11/01/2038	8	9
5.00%, 07/01/2040	73	81	5.50%, 11/01/2038	2	2
5.00%, 07/01/2040	79	88	5.50%, 12/01/2038	186	208
5.00%, 08/01/2040	63	70	5.50%, 01/01/2039	27	30
5.00%, 08/01/2040	221	245	5.50%, 02/01/2039	340	381
5.00%, 09/01/2040	264	293	5.50%, 03/01/2039	526	589
5.00%, 02/01/2041	1,089	1,208	5.50%, 04/01/2039	35	40
5.00%, 04/01/2041	299	331	5.50%, 09/01/2039	64	72

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC)
			Federal National Mortgage Association (FNMA) (continued)
(continued)			2.00%, 01/01/2029	$23	$23
5.50%, 12/01/2039	$55	$61
5.50%, 01/01/2040	53	60	2.00%, 05/01/2029	871	866
			2.00%, 05/01/2030	600	592
5.50%, 03/01/2040	8	9	2.17%, 05/01/2043(a)	418	426
5.50%, 06/01/2040	65	73	2.46%, 06/01/2040(a)	23	24
5.50%, 06/01/2041	694	776
6.00%, 05/01/2021	1	1	2.50%, 12/01/2027	22	22
			2.50%, 01/01/2028	360	367
6.00%, 11/01/2022	9	10	2.50%, 02/01/2028	88	89
6.00%, 02/01/2027	24	27
6.00%, 07/01/2029	1	2	2.50%, 06/01/2028	21	22
			2.50%, 06/01/2028	560	570
6.00%, 07/01/2029	5	6	2.50%, 07/01/2028	412	419
6.00%, 02/01/2031	4	5
6.00%, 12/01/2031	4	4	2.50%, 08/01/2028	24	24
			2.50%, 08/01/2028	385	391
6.00%, 01/01/2032	36	41	2.50%, 08/01/2028	180	183
6.00%, 11/01/2033	60	69
6.00%, 06/01/2034	50	56	2.50%, 08/01/2028	413	421
			2.50%, 09/01/2028	169	172
6.00%, 08/01/2034	7	8	2.50%, 09/01/2028	477	486
6.00%, 05/01/2036	32	36
6.00%, 06/01/2036	55	62	2.50%, 10/01/2028	506	515
			2.50%, 05/01/2029	93	94
6.00%, 11/01/2036	53	60	2.50%, 06/01/2029	831	842
6.00%, 12/01/2036	248	281
6.00%, 02/01/2037	5	5	2.50%, 07/01/2029	418	424
			2.50%, 07/01/2029	522	529
6.00%, 03/01/2037	2	3	2.50%, 07/01/2029	306	310
6.00%, 05/01/2037	3	4
6.00%, 10/01/2037	25	28	2.50%, 09/01/2029	89	90
			2.50%, 09/01/2029	557	565
6.00%, 11/01/2037	29	33	2.50%, 12/01/2029	493	499
6.00%, 12/01/2037	6	6
6.00%, 12/01/2037	128	145	2.50%, 12/01/2029	96	97
			2.50%, 12/01/2029	150	152
6.00%, 01/01/2038	8	9	2.50%, 01/01/2030	414	420
6.00%, 01/01/2038	97	110	2.50%, 02/01/2030	195	198

6.00%, 01/01/2038	23	26	2.50%, 07/01/2030(f)	6,625	6,705
6.00%, 01/01/2038(a)	8	9
6.00%, 01/01/2038	28	32	2.50%, 11/01/2032	85	84
			2.50%, 07/01/2033	172	170
6.00%, 01/01/2038	27	31	2.50%, 01/01/2043	815	783
6.00%, 04/01/2038	169	191
6.00%, 05/01/2038	37	42	2.50%, 07/01/2043	297	285
			2.50%, 08/01/2043	193	186
6.00%, 07/01/2038	22	25	2.51%, 07/01/2041	53	56
6.00%, 07/01/2038	12	14	2.61%, 02/01/2042(a)	106	112
6.00%, 08/01/2038	11	12	2.68%, 12/01/2043(a)	121	126
6.00%, 09/01/2038	17	19	2.71%, 11/01/2043(a)	293	302
6.00%, 09/01/2038	12	13	2.82%, 01/01/2042(a)	104	109
6.00%, 12/01/2039	5	6	2.89%, 02/01/2042(a)	62	65
6.50%, 06/01/2017	4	4	2.94%, 05/01/2042(a)	412	426
6.50%, 04/01/2028	1	1
6.50%, 03/01/2029	1	2	3.00%, 09/01/2026	101	105
			3.00%, 11/01/2026	349	363
6.50%, 05/01/2031	4	5	3.00%, 11/01/2026	123	128
6.50%, 06/01/2031	1	1
6.50%, 10/01/2031	1	1	3.00%, 01/01/2027	88	91
			3.00%, 02/01/2027	81	84
6.50%, 05/01/2032	1	1	3.00%, 04/01/2027	145	151
6.50%, 04/01/2035	2	2
6.50%, 03/01/2036	4	5	3.00%, 04/01/2027	134	140
			3.00%, 07/01/2027	402	418
6.50%, 09/01/2036	12	14	3.00%, 08/01/2027	440	456
6.50%, 10/01/2037	29	34
6.50%, 11/01/2037	18	21	3.00%, 10/01/2027	375	390
			3.00%, 10/01/2028	708	733
6.50%, 12/01/2037	2	2	3.00%, 11/01/2028	459	476
6.50%, 02/01/2038	4	5
6.50%, 09/01/2038	17	20	3.00%, 12/01/2028	73	75
			3.00%, 12/01/2028	55	57
6.50%, 10/01/2038	7	9	3.00%, 02/01/2029	368	381
6.50%, 01/01/2039	10	12
6.50%, 09/01/2039	27	31	3.00%, 03/01/2029	286	297
			3.00%, 03/01/2029	639	663
7.00%, 10/01/2029	1	1	3.00%, 04/01/2029	87	90
7.00%, 09/01/2031	7	8
7.00%, 09/01/2038	6	7	3.00%, 04/01/2029	448	465
			3.00%, 05/01/2029	96	100
7.50%, 07/01/2029	24	29	3.00%, 05/01/2029	177	184
7.50%, 10/01/2030	2	2	3.00%, 05/01/2029	289	300
		$145,022	3.00%, 06/01/2029	193	200
			3.00%, 07/01/2029(f)	3,150	3,263
Federal National Mortgage Association (FNMA) - 12.91%
2.00%, 08/01/2028	227	226	3.00%, 07/01/2029	212	219
2.00%, 09/01/2028	326	324	3.00%, 08/01/2029	408	423
2.00%, 11/01/2028	65	65	3.00%, 08/01/2029	386	400
			3.00%, 08/01/2029	40	41

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
3.00%, 08/01/2029	$459	$476	3.50%, 12/01/2025	$172	$181
3.00%, 10/01/2029	278	288	3.50%, 12/01/2025	54	57
3.00%, 10/01/2029	274	284	3.50%, 12/01/2025	33	35
3.00%, 10/01/2029	441	458	3.50%, 01/01/2026	841	889
3.00%, 11/01/2029	164	170	3.50%, 01/01/2026	39	41
3.00%, 01/01/2030	1,138	1,180	3.50%, 01/01/2026	104	110
3.00%, 08/01/2032	567	578	3.50%, 02/01/2026	68	72
3.00%, 10/01/2032	605	617	3.50%, 03/01/2026	11	11
3.00%, 08/01/2033	1,373	1,400	3.50%, 03/01/2026	773	817
3.00%, 12/01/2033	622	634	3.50%, 05/01/2026	16	17
3.00%, 10/01/2034	179	182	3.50%, 06/01/2026	80	85
3.00%, 11/01/2034	182	186	3.50%, 07/01/2026	12	12
3.00%, 02/01/2035	486	495	3.50%, 08/01/2026	10	11
3.00%, 04/01/2035	198	201	3.50%, 08/01/2026	122	129
3.00%, 04/01/2042	365	365	3.50%, 09/01/2026	514	544
3.00%, 09/01/2042	186	186	3.50%, 10/01/2026	43	45
3.00%, 12/01/2042	184	184	3.50%, 12/01/2026	152	160
3.00%, 02/01/2043	785	786	3.50%, 12/01/2026	578	612
3.00%, 02/01/2043	802	803	3.50%, 01/01/2027	96	101
3.00%, 04/01/2043	507	507	3.50%, 01/01/2027	168	178
3.00%, 04/01/2043	605	605	3.50%, 02/01/2027	374	396
3.00%, 04/01/2043	678	679	3.50%, 11/01/2028	527	556
3.00%, 04/01/2043	621	622	3.50%, 12/01/2028	289	305
3.00%, 04/01/2043	796	797	3.50%, 03/01/2029	477	503
3.00%, 04/01/2043	448	449	3.50%, 03/01/2029	28	30
3.00%, 04/01/2043	1,762	1,764	3.50%, 07/01/2029(f)	325	343
3.00%, 04/01/2043	791	792	3.50%, 01/01/2031	19	19
3.00%, 05/01/2043	610	610	3.50%, 04/01/2031	38	39
3.00%, 05/01/2043	98	99	3.50%, 04/01/2032	157	164
3.00%, 05/01/2043	508	508	3.50%, 05/01/2032	341	356
3.00%, 05/01/2043	898	899	3.50%, 06/01/2032	558	583
3.00%, 06/01/2043	41	41	3.50%, 07/01/2032	217	227
3.00%, 06/01/2043	32	32	3.50%, 09/01/2032	341	357
3.00%, 06/01/2043	819	820	3.50%, 09/01/2033	160	168
3.00%, 06/01/2043	825	825	3.50%, 10/01/2033	324	339
3.00%, 06/01/2043	615	615	3.50%, 11/01/2033	329	344
3.00%, 07/01/2043	455	455	3.50%, 01/01/2034	249	261
3.00%, 07/01/2043	250	250	3.50%, 06/01/2034	461	482
3.00%, 07/01/2043	54	54	3.50%, 08/01/2034	125	131
3.00%, 07/01/2043	271	271	3.50%, 10/01/2040	16	17
3.00%, 07/01/2043	422	422	3.50%, 11/01/2040	62	65
3.00%, 07/01/2043	675	676	3.50%, 12/01/2040	70	72
3.00%, 08/01/2043	482	483	3.50%, 01/01/2041	46	48
3.00%, 08/01/2043	920	921	3.50%, 02/01/2041(a)	41	43
3.00%, 08/01/2043	183	183	3.50%, 02/01/2041	30	31
3.00%, 08/01/2043	740	740	3.50%, 02/01/2041	27	28
3.00%, 08/01/2043	284	284	3.50%, 03/01/2041	105	109
3.00%, 08/01/2043	1,361	1,362	3.50%, 03/01/2041	159	165
3.00%, 08/01/2043	109	109	3.50%, 10/01/2041	280	290
3.00%, 08/01/2043	389	390	3.50%, 12/01/2041	286	295
3.00%, 09/01/2043	1,117	1,117	3.50%, 12/01/2041	878	907
3.00%, 09/01/2043	23	23	3.50%, 12/01/2041	830	858
3.00%, 09/01/2043	470	470	3.50%, 01/01/2042	159	164
3.00%, 09/01/2043	32	32	3.50%, 01/01/2042	154	159
3.00%, 09/01/2043	23	23	3.50%, 01/01/2042	296	306
3.00%, 10/01/2043	251	251	3.50%, 02/01/2042	39	41
3.00%, 11/01/2043	179	179	3.50%, 02/01/2042	67	70
3.00%, 11/01/2043	277	277	3.50%, 03/01/2042	197	204
3.00%, 11/01/2043	174	174	3.50%, 03/01/2042	92	95
3.00%, 01/01/2044	192	192	3.50%, 03/01/2042	74	76
3.00%, 07/01/2044(f)	14,575	14,521	3.50%, 03/01/2042	612	633
3.00%, 08/01/2045(f)	700	696	3.50%, 03/01/2042	350	362
3.03%, 12/01/2041(a)	53	56	3.50%, 03/01/2042	170	176
3.16%, 12/01/2040(a)	36	38	3.50%, 04/01/2042	171	177
3.42%, 01/01/2040(a)	46	48	3.50%, 04/01/2042	125	129
3.50%, 03/01/2020	52	55	3.50%, 04/01/2042	160	165
3.50%, 01/01/2021	200	211	3.50%, 04/01/2042	131	136
3.50%, 05/01/2021	184	194	3.50%, 05/01/2042	196	203
3.50%, 08/01/2025	33	35	3.50%, 07/01/2042	381	394
3.50%, 10/01/2025	25	27	3.50%, 07/01/2042	214	221
3.50%, 11/01/2025	30	31	3.50%, 08/01/2042	267	276

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
3.50%, 09/01/2042	$210	$217	4.00%, 04/01/2029	$11	$12
3.50%, 09/01/2042	98	102	4.00%, 10/01/2030	33	36
3.50%, 10/01/2042	26	27	4.00%, 12/01/2030	272	290
3.50%, 10/01/2042	764	789	4.00%, 02/01/2031	92	99
3.50%, 04/01/2043	340	351	4.00%, 07/01/2031	57	61
3.50%, 04/01/2043	182	188	4.00%, 10/01/2031	226	242
3.50%, 05/01/2043	1,113	1,150	4.00%, 11/01/2031	53	57
3.50%, 05/01/2043	895	925	4.00%, 12/01/2031	44	47
3.50%, 05/01/2043	481	498	4.00%, 01/01/2032	68	73
3.50%, 06/01/2043	537	555	4.00%, 09/01/2033	452	483
3.50%, 06/01/2043	925	956	4.00%, 03/01/2039	18	19
3.50%, 07/01/2043	507	524	4.00%, 08/01/2039	9	10
3.50%, 08/01/2043	270	278	4.00%, 08/01/2039	60	64
3.50%, 09/01/2043	346	358	4.00%, 10/01/2039	20	21
3.50%, 09/01/2043	930	960	4.00%, 10/01/2039	575	610
3.50%, 12/01/2043	297	306	4.00%, 11/01/2039	66	70
3.50%, 01/01/2044	88	91	4.00%, 12/01/2039	24	25
3.50%, 02/01/2044	466	481	4.00%, 02/01/2040	69	74
3.50%, 02/01/2044	839	866	4.00%, 05/01/2040	8	8
3.50%, 04/01/2044	86	89	4.00%, 05/01/2040	52	56
3.50%, 10/01/2044	85	88	4.00%, 08/01/2040	36	39
3.50%, 10/01/2044	453	468	4.00%, 10/01/2040	63	68
3.50%, 10/01/2044	283	292	4.00%, 10/01/2040	40	43
3.50%, 12/01/2044	1,129	1,164	4.00%, 10/01/2040	23	25
3.50%, 12/01/2044	1,141	1,177	4.00%, 10/01/2040	37	39
3.50%, 07/01/2045(f)	26,800	27,619	4.00%, 10/01/2040	115	122
3.50%, 08/01/2045(f)	1,750	1,799	4.00%, 10/01/2040	19	20
3.52%, 05/01/2041(a)	38	41	4.00%, 10/01/2040	63	67
3.55%, 08/01/2040(a)	26	27	4.00%, 11/01/2040	29	30
3.62%, 05/01/2041(a)	33	34	4.00%, 12/01/2040	75	80
4.00%, 08/01/2018	398	417	4.00%, 12/01/2040	128	137
4.00%, 09/01/2018	50	53	4.00%, 12/01/2040	32	34
4.00%, 09/01/2018	141	148	4.00%, 12/01/2040	87	93
4.00%, 09/01/2018	64	67	4.00%, 12/01/2040	115	123
4.00%, 05/01/2019	156	163	4.00%, 01/01/2041	55	59
4.00%, 07/01/2019	23	24	4.00%, 01/01/2041	91	97
4.00%, 03/01/2024	120	127	4.00%, 01/01/2041	789	840
4.00%, 05/01/2024	27	28	4.00%, 01/01/2041	146	156
4.00%, 05/01/2024	21	22	4.00%, 02/01/2041	133	142
4.00%, 06/01/2024	47	49	4.00%, 02/01/2041	89	95
4.00%, 07/01/2024	42	45	4.00%, 02/01/2041	230	245
4.00%, 09/01/2024	20	21	4.00%, 02/01/2041	127	135
4.00%, 10/01/2024	169	178	4.00%, 02/01/2041	70	75
4.00%, 11/01/2024	9	9	4.00%, 03/01/2041	663	706
4.00%, 01/01/2025	32	34	4.00%, 03/01/2041	55	58
4.00%, 03/01/2025	33	35	4.00%, 03/01/2041	132	140
4.00%, 04/01/2025	177	187	4.00%, 04/01/2041	12	13
4.00%, 04/01/2025	12	12	4.00%, 07/01/2041(f)	28,350	30,036
4.00%, 05/01/2025	6	7	4.00%, 09/01/2041	224	238
4.00%, 05/01/2025	10	11	4.00%, 09/01/2041	37	40
4.00%, 05/01/2025	36	39	4.00%, 09/01/2041	287	305
4.00%, 05/01/2025	33	35	4.00%, 10/01/2041	119	127
4.00%, 05/01/2025	32	34	4.00%, 10/01/2041	237	253
4.00%, 06/01/2025	29	31	4.00%, 10/01/2041	21	22
4.00%, 06/01/2025	11	12	4.00%, 11/01/2041	97	103
4.00%, 07/01/2025	75	80	4.00%, 11/01/2041	41	43
4.00%, 08/01/2025	37	39	4.00%, 11/01/2041	128	136
4.00%, 09/01/2025	38	40	4.00%, 11/01/2041	185	197
4.00%, 11/01/2025	48	52	4.00%, 12/01/2041	122	130
4.00%, 12/01/2025	59	63	4.00%, 12/01/2041	174	186
4.00%, 01/01/2026	151	159	4.00%, 12/01/2041	117	125
4.00%, 01/01/2026	279	292	4.00%, 12/01/2041	124	132
4.00%, 01/01/2026	27	29	4.00%, 12/01/2041	334	355
4.00%, 03/01/2026	79	85	4.00%, 01/01/2042	39	42
4.00%, 03/01/2026	6	7	4.00%, 01/01/2042	157	167
4.00%, 03/01/2026	147	157	4.00%, 01/01/2042	128	136
4.00%, 05/01/2026	41	43	4.00%, 02/01/2042	89	94
4.00%, 06/01/2026	43	46	4.00%, 05/01/2042	821	873
4.00%, 07/01/2026	43	46	4.00%, 02/01/2043	309	329
4.00%, 08/01/2026	202	216	4.00%, 02/01/2043	213	226
4.00%, 09/01/2026	90	97	4.00%, 08/01/2043	250	265

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
4.00%, 09/01/2043	$185	$196	4.50%, 07/01/2039	$51	$55
4.00%, 12/01/2043	373	395	4.50%, 07/01/2039	80	87
4.00%, 01/01/2044	899	957	4.50%, 07/01/2039	96	105
4.00%, 02/01/2044	86	91	4.50%, 08/01/2039	52	57
4.00%, 06/01/2044	904	962	4.50%, 09/01/2039	50	54
4.00%, 06/01/2044	665	705	4.50%, 10/01/2039	149	161
4.00%, 07/01/2044	953	1,009	4.50%, 10/01/2039	93	100
4.00%, 09/01/2044	478	507	4.50%, 10/01/2039	25	27
4.00%, 10/01/2044	366	387	4.50%, 12/01/2039	42	45
4.00%, 11/01/2044	199	211	4.50%, 12/01/2039	62	68
4.00%, 12/01/2044	188	199	4.50%, 12/01/2039	99	108
4.00%, 12/01/2044	1,032	1,095	4.50%, 12/01/2039	32	35
4.00%, 12/01/2044	142	150	4.50%, 12/01/2039	140	153
4.00%, 12/01/2044	200	212	4.50%, 01/01/2040	183	198
4.00%, 01/01/2045	25	27	4.50%, 01/01/2040	125	137
4.00%, 01/01/2045	500	530	4.50%, 02/01/2040	91	99
4.00%, 02/01/2045	497	528	4.50%, 02/01/2040	53	58
4.00%, 02/01/2045	458	486	4.50%, 03/01/2040	58	63
4.50%, 02/01/2018	22	23	4.50%, 04/01/2040	98	106
4.50%, 05/01/2018	361	376	4.50%, 05/01/2040	53	58
4.50%, 07/01/2018	14	15	4.50%, 05/01/2040	233	254
4.50%, 08/01/2018	252	263	4.50%, 05/01/2040	153	165
4.50%, 09/01/2018	317	330	4.50%, 05/01/2040	59	64
4.50%, 12/01/2018	238	248	4.50%, 06/01/2040	44	48
4.50%, 01/01/2019	2	2	4.50%, 07/01/2040	3	3
4.50%, 03/01/2019	76	80	4.50%, 07/01/2040	54	59
4.50%, 03/01/2019	107	112	4.50%, 08/01/2040	260	281
4.50%, 04/01/2019	204	213	4.50%, 08/01/2040	443	480
4.50%, 05/01/2019	46	48	4.50%, 08/01/2040	136	147
4.50%, 08/01/2019	4	4	4.50%, 08/01/2040	76	82
4.50%, 09/01/2020	8	8	4.50%, 09/01/2040	33	35
4.50%, 05/01/2022	23	24	4.50%, 09/01/2040	53	57
4.50%, 02/01/2024	6	6	4.50%, 09/01/2040	40	43
4.50%, 04/01/2024	2	2	4.50%, 10/01/2040	195	212
4.50%, 04/01/2024	4	4	4.50%, 12/01/2040	856	932
4.50%, 11/01/2024	17	18	4.50%, 12/01/2040	38	41
4.50%, 12/01/2024	22	24	4.50%, 03/01/2041	56	60
4.50%, 12/01/2024	42	45	4.50%, 03/01/2041	84	91
4.50%, 02/01/2025	34	36	4.50%, 03/01/2041	277	300
4.50%, 02/01/2025	54	58	4.50%, 03/01/2041	74	81
4.50%, 04/01/2025	7	7	4.50%, 04/01/2041	65	71
4.50%, 05/01/2025	49	53	4.50%, 05/01/2041	140	152
4.50%, 04/01/2026	71	76	4.50%, 05/01/2041	85	92
4.50%, 07/01/2029	5	6	4.50%, 05/01/2041	271	294
4.50%, 02/01/2030	30	32	4.50%, 06/01/2041	154	167
4.50%, 04/01/2030	10	11	4.50%, 06/01/2041	263	285
4.50%, 08/01/2030	205	223	4.50%, 06/01/2041	82	89
4.50%, 09/01/2030	168	183	4.50%, 06/01/2041	193	209
4.50%, 01/01/2031	34	37	4.50%, 06/01/2041	50	54
4.50%, 04/01/2031	19	21	4.50%, 07/01/2041	101	109
4.50%, 05/01/2031	30	32	4.50%, 07/01/2041	65	71
4.50%, 07/01/2031	121	132	4.50%, 07/01/2041(f)	6,600	7,135
4.50%, 08/01/2031	63	69	4.50%, 07/01/2041	62	67
4.50%, 08/01/2033	35	38	4.50%, 08/01/2041	98	106
4.50%, 08/01/2033	3	3	4.50%, 09/01/2041	98	106
4.50%, 11/01/2033	79	86	4.50%, 09/01/2041	450	488
4.50%, 02/01/2035	260	282	4.50%, 09/01/2041	144	156
4.50%, 12/01/2035	222	241	4.50%, 10/01/2041	103	112
4.50%, 01/01/2036	3	3	4.50%, 11/01/2041	102	111
4.50%, 03/01/2036	8	9	4.50%, 11/01/2041	122	132
4.50%, 04/01/2038	80	86	4.50%, 11/01/2041	103	112
4.50%, 06/01/2038	45	49	4.50%, 12/01/2041	127	138
4.50%, 01/01/2039	10	11	4.50%, 04/01/2042	45	49
4.50%, 02/01/2039	24	26	4.50%, 09/01/2042	193	210
4.50%, 04/01/2039	83	91	4.50%, 09/01/2043	915	989
4.50%, 04/01/2039	94	103	4.50%, 09/01/2043	384	416
4.50%, 04/01/2039	18	20	4.50%, 09/01/2043	461	500
4.50%, 06/01/2039	130	142	4.50%, 10/01/2043	1,193	1,290
4.50%, 06/01/2039	27	30	4.50%, 12/01/2043	300	325
4.50%, 06/01/2039	45	49	4.50%, 12/01/2043	40	44
4.50%, 06/01/2039	108	116	4.50%, 03/01/2044	663	716

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
4.50%, 04/01/2044	$222	$240	5.00%, 06/01/2039	$169	$187
4.50%, 04/01/2044	75	81	5.00%, 07/01/2039	349	385
4.50%, 05/01/2044	571	617	5.00%, 07/01/2039	79	88
4.50%, 05/01/2044	365	396	5.00%, 10/01/2039	66	73
4.50%, 06/01/2044	923	1,000	5.00%, 12/01/2039	52	58
4.50%, 07/01/2044	451	489	5.00%, 12/01/2039	131	145
4.50%, 10/01/2044	38	41	5.00%, 01/01/2040	108	121
5.00%, 12/01/2017	3	3	5.00%, 02/01/2040	134	152
5.00%, 03/01/2018	222	232	5.00%, 05/01/2040	39	43
5.00%, 11/01/2018	3	4	5.00%, 05/01/2040	321	355
5.00%, 06/01/2019	28	30	5.00%, 06/01/2040	22	24
5.00%, 07/01/2019	133	139	5.00%, 06/01/2040	94	103
5.00%, 11/01/2020	154	166	5.00%, 06/01/2040	99	110
5.00%, 11/01/2021	12	13	5.00%, 08/01/2040	162	179
5.00%, 02/01/2023	20	21	5.00%, 08/01/2040	53	58
5.00%, 07/01/2023	2	2	5.00%, 08/01/2040	38	42
5.00%, 09/01/2023	102	110	5.00%, 09/01/2040	17	19
5.00%, 12/01/2023	7	7	5.00%, 11/01/2040	60	66
5.00%, 12/01/2023	16	17	5.00%, 04/01/2041	47	52
5.00%, 01/01/2024	27	29	5.00%, 05/01/2041	65	72
5.00%, 01/01/2024	38	40	5.00%, 05/01/2041	25	28
5.00%, 02/01/2024	178	192	5.00%, 05/01/2041	58	65
5.00%, 07/01/2024	13	15	5.00%, 05/01/2041	63	70
5.00%, 12/01/2024	84	91	5.00%, 07/01/2041(f)	2,400	2,651
5.00%, 11/01/2025	1,141	1,259	5.00%, 07/01/2041	500	553
5.00%, 10/01/2026	298	330	5.00%, 07/01/2041	13	15
5.00%, 04/01/2029	22	24	5.00%, 09/01/2043	899	992
5.00%, 03/01/2030	42	46	5.00%, 12/01/2043	759	838
5.00%, 08/01/2030	52	58	5.00%, 01/01/2044	184	203
5.00%, 05/01/2033	24	27	5.00%, 03/01/2044	838	926
5.00%, 05/01/2033	16	18	5.00%, 11/01/2044	783	865
5.00%, 07/01/2033	118	131	5.50%, 10/01/2016	13	13
5.00%, 08/01/2033	6	6	5.50%, 01/01/2017	15	15
5.00%, 09/01/2033	52	58	5.50%, 02/01/2018	31	32
5.00%, 11/01/2033	70	78	5.50%, 12/01/2018	27	29
5.00%, 02/01/2034	9	10	5.50%, 05/01/2019	4	4
5.00%, 03/01/2034	12	13	5.50%, 08/01/2019	35	37
5.00%, 05/01/2034	92	102	5.50%, 12/01/2019	11	11
5.00%, 02/01/2035	83	93	5.50%, 01/01/2021	5	5
5.00%, 03/01/2035	11	13	5.50%, 05/01/2021	8	9
5.00%, 04/01/2035	12	14	5.50%, 10/01/2021	6	6
5.00%, 06/01/2035	160	177	5.50%, 11/01/2022	21	23
5.00%, 07/01/2035	21	24	5.50%, 11/01/2022	11	12
5.00%, 07/01/2035	8	8	5.50%, 02/01/2023	14	15
5.00%, 07/01/2035	352	389	5.50%, 03/01/2023	18	19
5.00%, 07/01/2035	211	234	5.50%, 04/01/2023	41	44
5.00%, 07/01/2035	74	82	5.50%, 07/01/2023	14	15
5.00%, 09/01/2035	13	14	5.50%, 09/01/2023	16	18
5.00%, 10/01/2035	36	40	5.50%, 12/01/2023	8	9
5.00%, 01/01/2036	69	76	5.50%, 05/01/2025	28	29
5.00%, 03/01/2036	44	48	5.50%, 07/01/2025	429	482
5.00%, 03/01/2036	69	76	5.50%, 06/01/2028	14	15
5.00%, 04/01/2036	3	3	5.50%, 09/01/2028	4	4
5.00%, 05/01/2036	1	1	5.50%, 01/01/2029	8	9
5.00%, 06/01/2036	132	146	5.50%, 12/01/2029	35	40
5.00%, 07/01/2036	88	97	5.50%, 06/01/2033	18	21
5.00%, 04/01/2037	838	925	5.50%, 04/01/2034	90	101
5.00%, 07/01/2037	25	27	5.50%, 04/01/2034	63	70
5.00%, 02/01/2038	174	193	5.50%, 04/01/2034	47	53
5.00%, 04/01/2038	69	77	5.50%, 05/01/2034	56	63
5.00%, 05/01/2038	4	4	5.50%, 06/01/2034	3	3
5.00%, 06/01/2038	8	8	5.50%, 11/01/2034	48	54
5.00%, 12/01/2038	14	15	5.50%, 01/01/2035	11	13
5.00%, 01/01/2039	836	922	5.50%, 01/01/2035	50	56
5.00%, 01/01/2039	49	55	5.50%, 03/01/2035	21	23
5.00%, 02/01/2039	69	77	5.50%, 04/01/2035	2	2
5.00%, 03/01/2039	3	3	5.50%, 04/01/2035	30	33
5.00%, 03/01/2039	33	36	5.50%, 08/01/2035	13	14
5.00%, 04/01/2039	30	33	5.50%, 09/01/2035	4	4
5.00%, 04/01/2039	76	85	5.50%, 10/01/2035	5	6
5.00%, 04/01/2039	53	59	5.50%, 10/01/2035	6	7

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
5.50%, 11/01/2035	$390	$440	5.50%, 09/01/2041	$106	$118
5.50%, 12/01/2035	18	20	5.59%, 01/01/2036(a)	7	8
5.50%, 01/01/2036	7	8	6.00%, 06/01/2017	2	2
5.50%, 02/01/2036	65	73	6.00%, 06/01/2017	15	16
5.50%, 04/01/2036	56	63	6.00%, 05/01/2024	2	2
5.50%, 04/01/2036	3	3	6.00%, 12/01/2032	28	33
5.50%, 05/01/2036	255	286	6.00%, 01/01/2033	5	6
5.50%, 07/01/2036	30	34	6.00%, 10/01/2033	9	10
5.50%, 08/01/2036	74	83	6.00%, 12/01/2033	20	23
5.50%, 09/01/2036	83	93	6.00%, 10/01/2034	32	36
5.50%, 09/01/2036	34	38	6.00%, 12/01/2034	14	16
5.50%, 10/01/2036	71	80	6.00%, 01/01/2035	63	72
5.50%, 11/01/2036	29	32	6.00%, 07/01/2035	139	159
5.50%, 11/01/2036	12	13	6.00%, 07/01/2035	55	63
5.50%, 11/01/2036	20	23	6.00%, 10/01/2035	50	57
5.50%, 01/01/2037	29	32	6.00%, 05/01/2036	7	8
5.50%, 02/01/2037	61	69	6.00%, 05/01/2036	4	4
5.50%, 03/01/2037	180	202	6.00%, 05/01/2036	1	2
5.50%, 05/01/2037	269	305	6.00%, 06/01/2036	35	39
5.50%, 05/01/2037	25	28	6.00%, 02/01/2037	49	55
5.50%, 05/01/2037	2	3	6.00%, 02/01/2037	7	7
5.50%, 05/01/2037	857	961	6.00%, 03/01/2037	93	106
5.50%, 06/01/2037	66	74	6.00%, 03/01/2037	36	40
5.50%, 07/01/2037	5	6	6.00%, 06/01/2037	19	21
5.50%, 07/01/2037	8	9	6.00%, 07/01/2037	7	8
5.50%, 08/01/2037	384	432	6.00%, 09/01/2037	48	54
5.50%, 08/01/2037	289	325	6.00%, 10/01/2037	7	8
5.50%, 08/01/2037	284	320	6.00%, 11/01/2037	5	6
5.50%, 01/01/2038	8	9	6.00%, 11/01/2037	1	1
5.50%, 01/01/2038	12	14	6.00%, 11/01/2037	7	8
5.50%, 02/01/2038	32	36	6.00%, 12/01/2037	17	19
5.50%, 02/01/2038	77	87	6.00%, 01/01/2038	270	306
5.50%, 02/01/2038	50	56	6.00%, 01/01/2038	14	16
5.50%, 03/01/2038	21	23	6.00%, 01/01/2038	22	26
5.50%, 03/01/2038	33	37	6.00%, 02/01/2038	9	10
5.50%, 03/01/2038	21	23	6.00%, 03/01/2038	124	141
5.50%, 03/01/2038	132	148	6.00%, 03/01/2038	18	21
5.50%, 05/01/2038	712	798	6.00%, 05/01/2038	11	12
5.50%, 05/01/2038	12	13	6.00%, 05/01/2038	14	16
5.50%, 05/01/2038	47	53	6.00%, 08/01/2038	22	25
5.50%, 06/01/2038	3	3	6.00%, 09/01/2038	77	87
5.50%, 06/01/2038	4	5	6.00%, 10/01/2038	46	52
5.50%, 06/01/2038	29	32	6.00%, 11/01/2038	118	134
5.50%, 06/01/2038	277	310	6.00%, 12/01/2038	9	10
5.50%, 06/01/2038	373	418	6.00%, 10/01/2039	26	29
5.50%, 07/01/2038	17	19	6.00%, 10/01/2039	24	28
5.50%, 07/01/2038	25	29	6.00%, 04/01/2040	55	62
5.50%, 08/01/2038	314	352	6.00%, 09/01/2040	16	18
5.50%, 09/01/2038	3	3	6.00%, 10/01/2040	61	69
5.50%, 11/01/2038	7	8	6.00%, 10/01/2040	27	31
5.50%, 11/01/2038	16	18	6.00%, 05/01/2041	568	646
5.50%, 11/01/2038	15	17	6.50%, 12/01/2016	9	9
5.50%, 11/01/2038	11	12	6.50%, 07/01/2020	2	2
5.50%, 11/01/2038	159	179	6.50%, 03/01/2026	1	1
5.50%, 11/01/2038	268	300	6.50%, 12/01/2031	2	2
5.50%, 12/01/2038	28	31	6.50%, 03/01/2032	3	3
5.50%, 12/01/2038	23	25	6.50%, 07/01/2032	9	11
5.50%, 12/01/2038	11	13	6.50%, 11/01/2033	13	15
5.50%, 01/01/2039	28	31	6.50%, 08/01/2034	30	34
5.50%, 04/01/2039	15	17	6.50%, 09/01/2034	24	28
5.50%, 06/01/2039	327	367	6.50%, 10/01/2034	8	9
5.50%, 07/01/2039	73	82	6.50%, 07/01/2037	11	13
5.50%, 09/01/2039	53	60	6.50%, 07/01/2037	14	17
5.50%, 10/01/2039	18	20	6.50%, 08/01/2037	10	11
5.50%, 12/01/2039	100	114	6.50%, 10/01/2037	91	105
5.50%, 12/01/2039	37	42	6.50%, 01/01/2038	21	24
5.50%, 05/01/2040	189	212	6.50%, 01/01/2038	281	324
5.50%, 06/01/2040	13	14	6.50%, 02/01/2038	11	13
5.50%, 07/01/2040	43	48
5.50%, 07/01/2041	271	304
5.50%, 09/01/2041	77	87

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2015 (unaudited)

			U.S. GOVERNMENT & GOVERNMENT	Principal
U.S. GOVERNMENT & GOVERNMENT	Principal		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		Government National Mortgage Association (GNMA)
			(continued)
Federal National Mortgage Association (FNMA) (continued)			3.50%, 11/15/2041	$73	$76
6.50%, 02/01/2038	$13	$15	3.50%, 11/20/2041	30	31
6.50%, 03/01/2038	5	6	3.50%, 01/15/2042	83	86
6.50%, 03/01/2038	65	77	3.50%, 01/20/2042	140	145
6.50%, 05/01/2038	22	25	3.50%, 02/15/2042	148	154
6.50%, 05/01/2038	151	174	3.50%, 02/15/2042	451	471
6.50%, 09/01/2038	10	11	3.50%, 02/20/2042	134	140
6.50%, 10/01/2039	18	21	3.50%, 03/15/2042	96	99
7.00%, 12/01/2037	23	25	3.50%, 03/15/2042	123	128
7.00%, 12/01/2037	22	27	3.50%, 03/20/2042	155	161
7.50%, 05/01/2031	13	16	3.50%, 04/15/2042	269	280
		$245,108	3.50%, 04/20/2042	313	326
Government National Mortgage Association (GNMA) -			3.50%, 05/15/2042	192	199
7.62%			3.50%, 05/20/2042	1,094	1,139
2.00%, 06/20/2043(a)	120	124
			3.50%, 06/20/2042	654	681
2.50%, 09/20/2027	284	291	3.50%, 08/15/2042	185	192
2.50%, 04/20/2028	248	254	3.50%, 08/20/2042	490	510
2.50%, 07/20/2028	242	248	3.50%, 01/15/2043	495	516
2.50%, 02/20/2042(a)	102	106
2.50%, 01/20/2043(a)	142	147	3.50%, 01/15/2043	796	829
			3.50%, 01/20/2043	724	754
2.50%, 03/15/2043	274	264	3.50%, 02/20/2043	795	828
2.50%, 07/20/2043	363	350	3.50%, 03/20/2043	722	752
2.50%, 11/20/2043(a)	541	556
			3.50%, 04/15/2043	185	193
2.50%, 07/01/2044	200	193	3.50%, 04/20/2043	745	775
3.00%, 04/15/2027	153	161	3.50%, 06/15/2043	89	93
3.00%, 04/20/2027	263	275	3.50%, 06/15/2043	160	166
3.00%, 09/20/2027	264	276	3.50%, 08/15/2043	298	310
3.00%, 11/20/2027	136	142	3.50%, 01/20/2044	20	21
3.00%, 09/20/2028	158	165	3.50%, 02/20/2044	166	172
3.00%, 10/20/2028	238	250	3.50%, 04/20/2044	755	785
3.00%, 01/20/2029	78	82	3.50%, 07/01/2044	21,550	22,366
3.00%, 11/20/2041(a)	127	131	3.50%, 07/01/2044(f)	500	519
3.00%, 02/20/2042(a)	106	111
			3.50%, 07/20/2044	2,013	2,093
3.00%, 04/15/2042	32	33	3.50%, 08/20/2044	2,064	2,146
3.00%, 04/20/2042(a)	321	333
3.00%, 07/20/2042(a)	467	486	3.50%, 09/20/2044	763	793
			3.50%, 10/20/2044	874	909
3.00%, 09/20/2042	393	400	3.50%, 11/20/2044	973	1,015
3.00%, 10/15/2042	603	611	3.50%, 12/20/2044	1,126	1,175
3.00%, 12/20/2042	782	795	3.50%, 08/01/2045	1,425	1,472
3.00%, 03/20/2043	1,472	1,496	4.00%, 07/15/2024	123	130
3.00%, 03/20/2043	431	436	4.00%, 08/15/2024	31	34
3.00%, 04/15/2043	90	92	4.00%, 12/15/2024	29	31
3.00%, 05/15/2043	70	70	4.00%, 11/15/2025	19	21
3.00%, 05/15/2043	33	34	4.00%, 05/15/2026	28	30
3.00%, 06/15/2043	718	728	4.00%, 06/15/2039	16	17
3.00%, 06/20/2043	429	435	4.00%, 07/20/2040	65	69
3.00%, 08/15/2043	629	637	4.00%, 08/15/2040	52	55
3.00%, 08/15/2043	444	449	4.00%, 08/15/2040	126	135
3.00%, 08/20/2043	194	197	4.00%, 09/15/2040	52	55
3.00%, 09/20/2043	706	717	4.00%, 09/15/2040	10	11
3.00%, 10/20/2043	351	356	4.00%, 09/15/2040	89	96
3.00%, 11/20/2043	260	265	4.00%, 10/15/2040	79	84
3.00%, 03/20/2044	563	572	4.00%, 11/15/2040	11	12
3.00%, 05/15/2044	57	58	4.00%, 11/15/2040	63	67
3.00%, 07/01/2044(f)	400	404
			4.00%, 11/20/2040	49	53
3.00%, 07/01/2044	12,225	12,341	4.00%, 12/20/2040	82	87
3.00%, 08/20/2044	2,271	2,307	4.00%, 01/15/2041	82	87
3.00%, 11/15/2044	920	932	4.00%, 01/15/2041	56	60
3.00%, 12/20/2044	1,155	1,168	4.00%, 01/15/2041	171	182
3.00%, 04/20/2045	100	101	4.00%, 01/20/2041	156	167
3.00%, 05/20/2045	898	908	4.00%, 05/15/2041	59	63
3.00%, 08/01/2045	875	879	4.00%, 05/15/2041	97	104
3.50%, 12/15/2025	20	21	4.00%, 07/20/2041(a)	36	37
3.50%, 02/15/2026	71	75	4.00%, 07/20/2041	56	60
3.50%, 05/15/2026	28	30	4.00%, 08/15/2041	202	215
3.50%, 03/20/2027	67	71	4.00%, 08/15/2041	88	94
3.50%, 04/20/2027	106	112	4.00%, 08/15/2041	42	45
3.50%, 09/20/2028	211	223	4.00%, 09/15/2041	141	151
3.50%, 07/20/2040	22	23	4.00%, 09/15/2041	63	68
3.50%, 01/20/2041	99	103	4.00%, 09/15/2041	163	174
3.50%, 03/20/2041(a)	358	374
			4.00%, 09/20/2041	276	295
3.50%, 05/20/2041	73	76

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Government National Mortgage Association (GNMA)			Government National Mortgage Association (GNMA)
(continued)			(continued)
4.00%, 10/15/2041	$60	$64	4.50%, 06/15/2040	$42	$46
4.00%, 10/15/2041	87	93	4.50%, 07/15/2040	53	58
4.00%, 11/15/2041	294	313	4.50%, 07/15/2040	672	732
4.00%, 11/20/2041	95	102	4.50%, 07/15/2040	41	45
4.00%, 12/15/2041	178	189	4.50%, 08/15/2040	79	87
4.00%, 12/15/2041	96	103	4.50%, 08/15/2040	59	65
4.00%, 12/20/2041	93	99	4.50%, 08/15/2040	79	85
4.00%, 01/15/2042	31	33	4.50%, 08/15/2040	57	63
4.00%, 01/20/2042	501	534	4.50%, 09/15/2040	67	74
4.00%, 02/20/2042	408	435	4.50%, 09/15/2040	83	90
4.00%, 03/15/2042	282	300	4.50%, 10/15/2040	80	88
4.00%, 03/15/2042	165	177	4.50%, 12/15/2040	41	44
4.00%, 03/20/2042	483	515	4.50%, 01/20/2041	77	84
4.00%, 04/20/2042	428	456	4.50%, 01/20/2041	93	102
4.00%, 05/15/2042	567	604	4.50%, 02/20/2041	89	97
4.00%, 05/20/2042	41	43	4.50%, 02/20/2041	88	97
4.00%, 07/20/2042	947	1,009	4.50%, 03/15/2041	36	40
4.00%, 06/20/2043	120	128	4.50%, 03/15/2041	193	209
4.00%, 08/15/2043	28	29	4.50%, 03/20/2041	49	53
4.00%, 09/15/2043	317	338	4.50%, 03/20/2041	80	87
4.00%, 09/20/2043	200	212	4.50%, 04/15/2041	38	41
4.00%, 10/20/2043	300	318	4.50%, 04/15/2041	92	100
4.00%, 11/20/2043	696	738	4.50%, 04/20/2041	95	104
4.00%, 02/20/2044	679	720	4.50%, 05/15/2041	55	60
4.00%, 03/15/2044	636	677	4.50%, 05/15/2041	71	78
4.00%, 04/20/2044	780	827	4.50%, 06/15/2041	173	188
4.00%, 05/20/2044	1,073	1,138	4.50%, 06/20/2041	304	331
4.00%, 06/20/2044	791	839	4.50%, 07/01/2041(f)	1,000	1,086
4.00%, 07/01/2044	3,675	3,895	4.50%, 07/15/2041	46	50
4.00%, 07/20/2044	3,165	3,357	4.50%, 07/15/2041	118	128
4.00%, 08/20/2044	2,259	2,396	4.50%, 07/15/2041	304	331
4.00%, 09/20/2044	2,105	2,233	4.50%, 07/20/2041	582	635
4.00%, 10/20/2044	1,350	1,432	4.50%, 07/20/2041	23	26
4.00%, 11/20/2044	877	929	4.50%, 08/15/2041	175	190
4.00%, 12/20/2044	757	802	4.50%, 08/20/2041	216	236
4.00%, 01/15/2045	190	202	4.50%, 09/20/2041	53	58
4.00%, 01/20/2045	558	592	4.50%, 11/20/2041	765	836
4.00%, 07/01/2045(f)	600	638	4.50%, 12/20/2041	53	57
4.50%, 04/20/2026	18	19	4.50%, 01/20/2042	385	421
4.50%, 11/20/2033	10	11	4.50%, 02/20/2042	194	212
4.50%, 02/15/2039	349	379	4.50%, 03/20/2042	48	53
4.50%, 03/15/2039	36	39	4.50%, 04/20/2042	94	103
4.50%, 03/15/2039	68	74	4.50%, 05/20/2042	111	121
4.50%, 03/15/2039	131	142	4.50%, 05/20/2043	502	548
4.50%, 03/15/2039	50	55	4.50%, 06/20/2043	408	446
4.50%, 03/20/2039	77	84	4.50%, 08/20/2043	83	90
4.50%, 04/15/2039	108	118	4.50%, 10/20/2043	485	523
4.50%, 04/15/2039	165	179	4.50%, 11/20/2043	1,458	1,573
4.50%, 04/15/2039	58	63	4.50%, 03/20/2044	1,920	2,071
4.50%, 05/15/2039	100	111	4.50%, 04/20/2044	84	90
4.50%, 05/15/2039	21	23	4.50%, 05/20/2044	1,432	1,545
4.50%, 05/15/2039	380	413	4.50%, 07/01/2044	650	701
4.50%, 05/15/2039	27	30	4.50%, 07/20/2044	763	823
4.50%, 05/15/2039	238	258	4.50%, 10/20/2044	125	135
4.50%, 06/15/2039	152	167	4.50%, 11/20/2044	270	292
4.50%, 07/15/2039	35	38	4.50%, 04/20/2045	400	432
4.50%, 08/15/2039	151	165	5.00%, 08/15/2033	81	90
4.50%, 09/15/2039	3	3	5.00%, 02/15/2034	93	104
4.50%, 11/15/2039	383	424	5.00%, 07/15/2035	239	265
4.50%, 11/15/2039	31	34	5.00%, 08/15/2035	58	65
4.50%, 12/15/2039	111	122	5.00%, 04/20/2037	8	9
4.50%, 01/15/2040	127	140	5.00%, 04/20/2038	507	555
4.50%, 02/15/2040	27	29	5.00%, 05/15/2038	120	133
4.50%, 02/15/2040	38	41	5.00%, 06/20/2038	53	58
4.50%, 02/15/2040	20	22	5.00%, 08/15/2038	231	257
4.50%, 02/15/2040	21	22	5.00%, 10/15/2038	30	33
4.50%, 02/15/2040	59	64	5.00%, 01/15/2039	251	278
4.50%, 02/15/2040	35	38	5.00%, 01/15/2039	272	302
4.50%, 03/15/2040	38	41	5.00%, 02/15/2039	165	183
4.50%, 05/15/2040	50	54	5.00%, 02/15/2039	195	216
4.50%, 06/15/2040	52	56	5.00%, 04/15/2039	275	307

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Government National Mortgage Association (GNMA)			Government National Mortgage Association (GNMA)
(continued)			(continued)
5.00%, 05/15/2039	$18	$20	5.50%, 11/15/2038	$23	$26
5.00%, 06/15/2039	71	80	5.50%, 12/20/2038	26	30
5.00%, 06/15/2039	52	58	5.50%, 01/15/2039	25	28
5.00%, 06/20/2039	67	75	5.50%, 01/15/2039	42	48
5.00%, 07/15/2039	76	86	5.50%, 01/15/2039	55	62
5.00%, 07/15/2039	47	52	5.50%, 01/15/2039	6	7
5.00%, 07/15/2039	61	67	5.50%, 02/15/2039	17	19
5.00%, 07/15/2039	50	56	5.50%, 02/20/2039	139	156
5.00%, 08/15/2039	56	64	5.50%, 05/15/2039	6	7
5.00%, 09/15/2039	52	58	5.50%, 12/15/2039	36	40
5.00%, 09/15/2039	57	64	5.50%, 01/15/2040	295	333
5.00%, 09/15/2039	44	48	5.50%, 03/15/2040	134	151
5.00%, 09/15/2039	22	24	5.50%, 04/15/2040	297	339
5.00%, 09/15/2039	70	77	5.50%, 06/20/2040	145	163
5.00%, 11/15/2039	70	79	5.50%, 07/20/2040	40	46
5.00%, 12/15/2039	102	113	5.50%, 11/15/2040	34	39
5.00%, 02/15/2040	71	81	5.50%, 12/20/2040	32	37
5.00%, 02/15/2040	64	71	5.50%, 01/20/2041	485	554
5.00%, 02/15/2040	71	81	5.50%, 04/20/2041	90	102
5.00%, 04/15/2040	49	54	5.50%, 10/20/2041	76	86
5.00%, 05/15/2040	63	70	5.50%, 11/20/2041	86	98
5.00%, 05/15/2040	32	35	5.50%, 10/20/2042	230	259
5.00%, 05/20/2040	18	20	5.50%, 11/20/2042	222	252
5.00%, 06/15/2040	7	8	5.50%, 06/20/2043	243	275
5.00%, 06/15/2040	118	131	5.50%, 09/20/2043	331	371
5.00%, 06/15/2040	88	98	6.00%, 07/15/2032	1	1
5.00%, 06/15/2040	49	55	6.00%, 12/15/2032	2	2
5.00%, 06/20/2040	84	94	6.00%, 10/15/2034	33	39
5.00%, 07/15/2040	39	44	6.00%, 04/15/2035	24	28
5.00%, 07/20/2040	86	96	6.00%, 04/15/2036	19	22
5.00%, 01/20/2041	45	50	6.00%, 06/15/2036	35	40
5.00%, 02/20/2041	105	117	6.00%, 04/15/2037	56	65
5.00%, 04/15/2041	383	429	6.00%, 05/15/2037	54	61
5.00%, 05/20/2041	95	105	6.00%, 10/20/2037	80	92
5.00%, 06/20/2041	25	28	6.00%, 11/20/2037	30	34
5.00%, 07/20/2041	38	42	6.00%, 01/15/2038	24	27
5.00%, 08/20/2041	265	296	6.00%, 08/15/2038	20	23
5.00%, 10/20/2041	31	35	6.00%, 01/15/2039	172	197
5.00%, 11/20/2041	87	97	6.00%, 09/15/2039	82	95
5.00%, 12/20/2041	66	73	6.00%, 09/15/2039	112	129
5.00%, 02/20/2042	364	407	6.00%, 11/15/2039	141	161
5.00%, 03/20/2042	69	76	6.00%, 01/20/2042	81	93
5.00%, 04/20/2042	793	884	6.50%, 10/20/2028	1	2
5.00%, 12/20/2042	624	697	6.50%, 05/20/2029	1	1
5.00%, 01/20/2043	122	135	6.50%, 02/20/2032	1	1
5.00%, 05/20/2043	151	167	6.50%, 05/20/2032	8	9
5.00%, 07/20/2043	387	431	6.50%, 05/15/2037	72	83
5.00%, 11/20/2043	479	525	6.50%, 08/20/2038	25	29
5.00%, 01/20/2044	313	343	6.50%, 09/15/2038	24	27
5.00%, 02/20/2044	443	487	7.00%, 03/15/2029	3	3
5.00%, 05/20/2044	143	157	7.00%, 07/15/2031	2	2
5.00%, 07/20/2044	100	109			$144,640
5.00%, 08/20/2044	141	154
5.00%, 07/01/2045	500	545	U.S. Treasury - 36.02%
5.50%, 01/15/2024	11	12	0.38%, 10/31/2016	3,190	3,188
5.50%, 11/15/2033	34	38	0.50%, 07/31/2016	2,255	2,258
5.50%, 03/15/2034	13	15	0.50%, 08/31/2016	2,735	2,739
5.50%, 04/15/2034	15	17	0.50%, 09/30/2016	2,690	2,694
5.50%, 07/15/2034	11	13	0.50%, 11/30/2016	2,695	2,697
5.50%, 11/15/2034	53	62	0.50%, 01/31/2017	2,532	2,531
5.50%, 02/15/2035	28	32	0.50%, 02/28/2017	2,100	2,099
5.50%, 03/15/2036	17	19	0.50%, 03/31/2017	2,620	2,617
5.50%, 04/15/2036	25	29	0.50%, 04/30/2017	1,890	1,887
5.50%, 12/15/2036	18	21	0.50%, 07/31/2017	6,000	5,979
5.50%, 04/15/2037	51	58	0.63%, 07/15/2016	300	301
5.50%, 05/15/2038	22	25	0.63%, 08/15/2016	1,705	1,710
5.50%, 06/15/2038	31	36	0.63%, 10/15/2016	5,000	5,013
5.50%, 08/15/2038	207	233	0.63%, 11/15/2016	5,225	5,238
5.50%, 08/15/2038	171	193	0.63%, 12/15/2016	3,125	3,131
5.50%, 09/15/2038	67	75	0.63%, 12/31/2016	2,650	2,656
5.50%, 10/20/2038	66	75

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

U.S. Treasury (continued)			U.S. Treasury (continued)
0.63%, 02/15/2017	$1,750	$1,752	1.50%, 02/28/2019	$2,400	$2,420
0.63%, 05/31/2017	4,840	4,839	1.50%, 03/31/2019	730	735
0.63%, 06/30/2017	2,745	2,743	1.50%, 05/31/2019	2,955	2,971
0.63%, 08/31/2017	4,065	4,058	1.50%, 10/31/2019	5,880	5,883
0.63%, 09/30/2017	2,495	2,488	1.50%, 11/30/2019	2,420	2,420
0.63%, 11/30/2017	5,231	5,209	1.50%, 05/31/2020	2,730	2,715
0.63%, 04/30/2018	2,930	2,904	1.50%, 01/31/2022	3,114	3,015
0.75%, 01/15/2017	2,265	2,273	1.63%, 03/31/2019	6,050	6,122
0.75%, 03/15/2017	2,500	2,509	1.63%, 04/30/2019	2,250	2,275
0.75%, 06/30/2017	4,011	4,019	1.63%, 06/30/2019	5,000	5,047
0.75%, 10/31/2017	2,632	2,630	1.63%, 07/31/2019	3,675	3,706
0.75%, 12/31/2017	1,919	1,915	1.63%, 08/31/2019	5,130	5,171
0.75%, 02/28/2018	3,106	3,094	1.63%, 12/31/2019	3,105	3,118
0.75%, 03/31/2018	4,145	4,124	1.63%, 06/30/2020	4,400	4,396
0.75%, 04/15/2018	2,455	2,442	1.63%, 08/15/2022	2,030	1,968
0.88%, 09/15/2016	4,170	4,194	1.63%, 11/15/2022	1,360	1,315
0.88%, 11/30/2016	2,667	2,683	1.75%, 10/31/2018	1,320	1,346
0.88%, 12/31/2016	3,755	3,777	1.75%, 09/30/2019	2,745	2,778
0.88%, 01/31/2017	2,450	2,464	1.75%, 10/31/2020	3,920	3,922
0.88%, 02/28/2017	4,110	4,132	1.75%, 02/28/2022	2,190	2,152
0.88%, 04/15/2017	3,780	3,800	1.75%, 03/31/2022	2,925	2,872
0.88%, 04/30/2017	6,209	6,240	1.75%, 04/30/2022	2,965	2,909
0.88%, 05/15/2017	2,682	2,695	1.75%, 05/15/2022	2,700	2,648
0.88%, 06/15/2017	1,978	1,987	1.75%, 05/15/2023	5,047	4,882
0.88%, 07/15/2017	2,450	2,460	1.88%, 08/31/2017	3,904	4,002
0.88%, 08/15/2017	2,530	2,539	1.88%, 09/30/2017	1,314	1,347
0.88%, 10/15/2017	2,005	2,010	1.88%, 10/31/2017	2,984	3,060
0.88%, 11/15/2017	2,505	2,510	1.88%, 06/30/2020	3,120	3,156
0.88%, 01/15/2018	2,336	2,337	1.88%, 11/30/2021	3,981	3,955
0.88%, 01/31/2018	2,635	2,635	1.88%, 05/31/2022	3,020	2,986
0.88%, 07/31/2019	4,000	3,917	2.00%, 07/31/2020	4,074	4,142
1.00%, 08/31/2016	2,179	2,194	2.00%, 09/30/2020	2,250	2,283
1.00%, 09/30/2016	4,322	4,355	2.00%, 11/30/2020	1,115	1,129
1.00%, 10/31/2016	5,484	5,526	2.00%, 02/28/2021	1,655	1,670
1.00%, 03/31/2017	3,545	3,573	2.00%, 05/31/2021	4,865	4,896
1.00%, 09/15/2017	2,505	2,519	2.00%, 08/31/2021	6,555	6,577
1.00%, 12/15/2017	2,455	2,466	2.00%, 10/31/2021	3,100	3,106
1.00%, 02/15/2018	2,415	2,422	2.00%, 11/15/2021	4,290	4,298
1.00%, 03/15/2018	2,420	2,426	2.00%, 02/15/2022	2,195	2,195
1.00%, 05/15/2018	2,500	2,503	2.00%, 02/15/2023	5,467	5,407
1.00%, 05/31/2018	3,250	3,251	2.00%, 02/15/2025	8,505	8,263
1.00%, 06/30/2019	1,800	1,774	2.13%, 08/31/2020	3,815	3,896
1.00%, 08/31/2019	1,680	1,651	2.13%, 01/31/2021	3,265	3,319
1.00%, 09/30/2019	1,390	1,364	2.13%, 06/30/2021	1,000	1,012
1.00%, 11/30/2019	3,500	3,423	2.13%, 08/15/2021	3,350	3,388
1.13%, 06/15/2018	2,535	2,543	2.13%, 09/30/2021	5,450	5,504
1.13%, 05/31/2019	3,520	3,491	2.13%, 12/31/2021	2,505	2,525
1.13%, 12/31/2019	2,190	2,151	2.13%, 06/30/2022	3,060	3,073
1.13%, 03/31/2020	3,130	3,062	2.13%, 05/15/2025	6,320	6,205
1.13%, 04/30/2020	2,492	2,435	2.25%, 11/30/2017	1,529	1,583
1.25%, 10/31/2018	2,445	2,453	2.25%, 03/31/2021	1,310	1,338
1.25%, 11/30/2018	5,825	5,840	2.25%, 04/30/2021	1,135	1,159
1.25%, 01/31/2019	945	945	2.25%, 07/31/2021	4,420	4,504
1.25%, 10/31/2019	730	723	2.25%, 11/15/2024	8,230	8,180
1.25%, 01/31/2020	3,408	3,362	2.38%, 07/31/2017	4,040	4,180
1.25%, 02/29/2020	1,296	1,277	2.38%, 05/31/2018	1,838	1,912
1.38%, 06/30/2018	1,683	1,701	2.38%, 06/30/2018	3,188	3,316
1.38%, 07/31/2018	2,390	2,414	2.38%, 12/31/2020	1,689	1,741
1.38%, 09/30/2018	5,430	5,475	2.38%, 08/15/2024	6,945	6,982
1.38%, 11/30/2018	1,700	1,713	2.50%, 06/30/2017	3,129	3,244
1.38%, 12/31/2018	2,000	2,011	2.50%, 08/15/2023	2,682	2,740
1.38%, 02/28/2019	1,627	1,632	2.50%, 05/15/2024	6,320	6,428
1.38%, 01/31/2020	2,040	2,024	2.50%, 02/15/2045	6,350	5,589
1.38%, 02/29/2020	3,130	3,103	2.63%, 01/31/2018	1,266	1,323
1.38%, 03/31/2020	3,365	3,332	2.63%, 08/15/2020	4,490	4,696
1.38%, 04/30/2020	2,870	2,839	2.63%, 11/15/2020	4,312	4,504
1.38%, 05/31/2020	2,765	2,732	2.75%, 11/30/2016	4,806	4,960
1.50%, 07/31/2016	3,433	3,475	2.75%, 05/31/2017	1,470	1,530
1.50%, 08/31/2018	2,990	3,029	2.75%, 12/31/2017	1,625	1,702
1.50%, 12/31/2018	2,569	2,594	2.75%, 02/28/2018	1,673	1,754
1.50%, 01/31/2019	3,205	3,234	2.75%, 02/15/2019	3,003	3,163

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

U.S. Treasury (continued)			U.S. Treasury (continued)
2.75%, 11/15/2023	$3,306	$3,437	8.00%, 11/15/2021	$1,094	$1,494
2.75%, 02/15/2024	4,166	4,325	8.75%, 05/15/2017	213	245
2.75%, 08/15/2042	2,111	1,964	8.88%, 08/15/2017	1,600	1,876
2.75%, 11/15/2042	3,730	3,470			$683,857
2.88%, 03/31/2018	3,692	3,886	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
2.88%, 05/15/2043	5,153	4,911	OBLIGATIONS		$1,218,627
3.00%, 08/31/2016	3,594	3,704	Total Investments		$2,086,952
3.00%, 09/30/2016	5,451	5,627	Liabilities in Excess of Other Assets, Net - (9.92)%		$(188,391)
3.00%, 02/28/2017	2,604	2,710	TOTAL NET ASSETS - 100.00%		$1,898,561
3.00%, 05/15/2042	587	575
3.00%, 11/15/2044	4,945	4,837
3.00%, 05/15/2045	3,800	3,724	(a)	Variable Rate. Rate shown is in effect at June 30, 2015.
3.13%, 10/31/2016	2,674	2,770	(b)	Security exempt from registration under Rule 144A of the Securities Act of
3.13%, 01/31/2017	1,648	1,715	1933. These securities may be resold in transactions exempt from
3.13%, 04/30/2017	1,908	1,996	registration, normally to qualified institutional buyers. At the end of the
3.13%, 05/15/2019	2,656	2,834	period, the value of these securities totaled $10,237 or 0.54% of net assets.
3.13%, 05/15/2021	2,420	2,588	(c) Non-Income Producing Security
3.13%, 11/15/2041	2,077	2,091	(d) Security purchased on a when-issued basis.
3.13%, 02/15/2042	2,318	2,331	(e)	Credit support indicates investments that benefit from credit enhancement
3.13%, 02/15/2043	2,730	2,734	or liquidity support provided by a third party bank, institution, or
3.13%, 08/15/2044	3,650	3,656	government agency.
3.25%, 07/31/2016	1,724	1,778	(f)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
3.25%, 12/31/2016	2,004	2,087	Notes to Financial Statements for additional information.
3.25%, 03/31/2017	2,936	3,074
3.38%, 11/15/2019	3,640	3,930
3.38%, 05/15/2044	4,040	4,244
3.50%, 02/15/2018	2,607	2,784	Portfolio Summary (unaudited)
3.50%, 05/15/2020	3,477	3,781	Sector		Percent
3.50%, 02/15/2039	501	540	Government		42.85%
3.63%, 08/15/2019	5,578	6,072	Mortgage Securities		30.33%
3.63%, 02/15/2020	5,986	6,537	Exchange Traded Funds		10.30%
3.63%, 02/15/2021	5,000	5,486	Financial		8.21%
3.63%, 08/15/2043	3,100	3,410	Consumer, Non-cyclical		3.76%
3.63%, 02/15/2044	3,800	4,178	Energy		3.23%
3.75%, 11/15/2018	2,385	2,591	Communications		2.63%
3.75%, 08/15/2041	2,210	2,482	Utilities		1.85%
3.75%, 11/15/2043	4,510	5,073	Industrial		1.69%
3.88%, 05/15/2018	806	873	Consumer, Cyclical		1.44%
3.88%, 08/15/2040	714	816	Technology		1.12%
4.00%, 08/15/2018	925	1,010	Basic Materials		1.07%
4.25%, 11/15/2017	1,733	1,874	Asset Backed Securities		0.56%
4.25%, 05/15/2039	2,619	3,160	Revenue Bonds		0.48%
4.25%, 11/15/2040	906	1,097	General Obligation Unlimited		0.36%
4.38%, 02/15/2038	1,300	1,599	Insured		0.02%
4.38%, 11/15/2039	650	799	Diversified		0.01%
4.38%, 05/15/2040	1,134	1,396	General Obligation Limited		0.01%
4.38%, 05/15/2041	1,870	2,311	Investments Sold Short		(0.02)%
4.50%, 05/15/2017	1,250	1,340	Liabilities in Excess of Other Assets, Net		(9.90)%
4.50%, 02/15/2036	4,194	5,273	TOTAL NET ASSETS		100.00%
4.50%, 05/15/2038	380	475
4.50%, 08/15/2039	543	680
4.63%, 11/15/2016	2,483	2,625
4.63%, 02/15/2017	3,400	3,625
4.63%, 02/15/2040	1,930	2,461
4.75%, 08/15/2017	2,704	2,935
4.75%, 02/15/2037	2,115	2,740
4.75%, 02/15/2041	1,008	1,313
5.00%, 05/15/2037	580	777
5.25%, 11/15/2028	1,140	1,486
5.25%, 02/15/2029	1,000	1,305
5.38%, 02/15/2031	264	355
5.50%, 08/15/2028	750	997
6.13%, 11/15/2027	1,390	1,928
6.25%, 08/15/2023	1,210	1,579
6.50%, 11/15/2026	1,398	1,967
6.63%, 02/15/2027	180	256
6.88%, 08/15/2025	1,400	1,978
7.25%, 08/15/2022	2,500	3,374
7.50%, 11/15/2016	810	888
7.50%, 11/15/2024	370	535
7.63%, 02/15/2025	1,789	2,621

See accompanying notes.

		Schedule of Investments
		Bond Market Index Account
		June 30, 2015 (unaudited)

		Short Sales Outstanding

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS - (0.02)%	Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) -
(0.02)%
4.50%, 08/01/2041	$300	$323

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY $		323
OBLIGATIONS (proceeds $323)
TOTAL SHORT SALES (proceeds $323)		$323

See accompanying notes.

Schedule of Investments
Diversified Balanced Account
June 30, 2015 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 14.68%
International Equity Index Fund (a)	6,972,008	$70,905
MidCap S&P 400 Index Fund (a)	2,027,094	40,907
SmallCap S&P 600 Index Fund (a)	1,633,504	40,903
		$152,715

Principal Variable Contracts Funds, Inc. Class 1 - 85.35%
Bond Market Index Account (a)	51,349,832	529,417
LargeCap S&P 500 Index Account (a)	24,237,629	358,474
		$887,891
TOTAL INVESTMENT COMPANIES		$1,040,606
Total Investments		$1,040,606
Liabilities in Excess of Other Assets, Net - (0.03)%		$(267)
TOTAL NET ASSETS - 100.00%		$1,040,339

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	50.89%
Domestic Equity Funds	42.32%
International Equity Funds	6.82%
Liabilities in Excess of Other Assets, Net	(0.03)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Diversified Balanced Account
June 30, 2015 (unaudited)

	December 31,	December 31,
Affiliated Securities	2014	2014		Purchases	Purchases	Sales	Sales	June 30, 2015 June 30, 2015
	Shares	Cost		Shares	Cost	Shares	Proceeds	Shares	Cost
Bond Market Index Account	49,274,630	$495,642		3,915,382	$40,766	1,840,180	$19,240	51,349,832	$517,280
International Equity Index Fund	7,315,976	72,625		358,112	3,620	702,080	7,256	6,972,008	68,987
LargeCap S&P 500 Index Account	23,980,643	229,711		1,589,250	23,437	1,332,264	20,036	24,237,629	233,423
MidCap S&P 400 Index Fund	2,081,188	30,530		82,322	1,645	136,416	2,774	2,027,094	29,452
SmallCap S&P 600 Index Fund	1,691,547	29,264		105,584	2,580	163,627	4,091	1,633,504	27,813
		$857,772			$72,048		$53,397		$876,955

					Realized Gain/Loss			Realized Gain from
		Income			on Investments		Capital Gain Distributions
Bond Market Index Account			$—			$112			$—
International Equity Index Fund			—			(2)			—
LargeCap S&P 500 Index Account			—			311			—
MidCap S&P 400 Index Fund			—			51			—
SmallCap S&P 600 Index Fund			—			60			—
			$—			$532			$—
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
Diversified Balanced Managed Volatility Account
June 30, 2015 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 14.68%
International Equity Index Fund (a)	821,860	$8,358
MidCap S&P 400 Index Fund (a)	238,938	4,822
SmallCap S&P 600 Index Fund (a)	192,546	4,821
		$18,001

Principal Variable Contracts Funds, Inc. Class 1 - 85.35%
Bond Market Index Account (a)	6,050,620	62,382
LargeCap S&P 500 Managed Volatility Index	3,747,710	42,312
Account (a)
		$104,694
TOTAL INVESTMENT COMPANIES		$122,695
Total Investments		$122,695
Liabilities in Excess of Other Assets, Net - (0.03)%		$(35)
TOTAL NET ASSETS - 100.00%		$122,660

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	50.86%
Domestic Equity Funds	42.35%
International Equity Funds	6.82%
Liabilities in Excess of Other Assets, Net	(0.03)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Diversified Balanced Managed Volatility Account
June 30, 2015 (unaudited)

	December 31,	December 31,
Affiliated Securities	2014	2014		Purchases	Purchases	Sales		Sales	June 30, 2015 June 30, 2015
	Shares	Cost		Shares	Cost	Shares		Proceeds	Shares	Cost
Bond Market Index Account	4,117,024	$41,895		2,080,817	$21,689	147,221		$1,536	6,050,620	$62,047
International Equity Index Fund	611,378	6,351		278,452	2,831	67,970		704	821,860	8,477
LargeCap S&P 500 Managed	2,616,786	28,521		1,280,816	14,563	149,892		1,730	3,747,710	41,354
Volatility Index Account
MidCap S&P 400 Index Fund	173,892	3,374		78,493	1,580	13,447		273	238,938	4,681
SmallCap S&P 600 Index Fund	141,322	3,446		67,647	1,663	16,423		412	192,546	4,698
		$83,587			$42,326			$4,655		$121,257

					Realized Gain/Loss				Realized Gain from
		Income			on Investments			Capital Gain Distributions
Bond Market Index Account			$—			$(1)	$			—
International Equity Index Fund			—			(1)				—
LargeCap S&P 500 Managed Volatility
Index Account			—			—				—
MidCap S&P 400 Index Fund			—			—				—
SmallCap S&P 600 Index Fund			—			1				—
			$—			$(1)	$			—
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
Diversified Growth Account
June 30, 2015 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 19.67%
International Equity Index Fund (a)	29,826,568	$303,336
MidCap S&P 400 Index Fund (a)	7,588,074	153,127
SmallCap S&P 600 Index Fund (a)	6,114,727	153,113
		$609,576

Principal Variable Contracts Funds, Inc. Class 1 - 80.36%
Bond Market Index Account (a)	107,634,785	1,109,715
LargeCap S&P 500 Index Account (a)	93,321,038	1,380,218
		$2,489,933
TOTAL INVESTMENT COMPANIES		$3,099,509
Total Investments		$3,099,509
Liabilities in Excess of Other Assets, Net - (0.03)%		$(785)
TOTAL NET ASSETS - 100.00%		$3,098,724

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	54.42%
Fixed Income Funds	35.82%
International Equity Funds	9.79%
Liabilities in Excess of Other Assets, Net	(0.03)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Diversified Growth Account
June 30, 2015 (unaudited)

	December 31,	December 31,
Affiliated Securities	2014	2014		Purchases	Purchases	Sales	Sales	June 30, 2015 June 30, 2015
	Shares	Cost		Shares	Cost	Shares	Proceeds	Shares	Cost
Bond Market Index Account	98,500,294	$990,493		12,455,392	$129,667	3,320,901	$34,769	107,634,785	$ 1,085,624
International Equity Index Fund	29,846,185	304,246		2,285,246	23,342	2,304,863	23,847	29,826,568	303,718
LargeCap S&P 500 Index Account	88,047,755	920,281		8,097,566	119,960	2,824,283	42,528	93,321,038	997,964
MidCap S&P 400 Index Fund	7,428,975	116,730		492,875	9,924	333,776	6,785	7,588,074	119,892
SmallCap S&P 600 Index Fund	6,038,091	114,137		570,768	14,033	494,132	12,393	6,114,727	115,862
		$2,445,887			$296,926		$120,322		$2,623,060

					Realized Gain/Loss			Realized Gain from
		Income			on Investments		Capital Gain Distributions
Bond Market Index Account			$—			$233			$—
International Equity Index Fund			—			(23)			—
LargeCap S&P 500 Index Account			—			251			—
MidCap S&P 400 Index Fund			—			23			—
SmallCap S&P 600 Index Fund			—			85			—
			$—			$569			$—
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
Diversified Growth Managed Volatility Account
June 30, 2015 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 19.66%
International Equity Index Fund (a)	2,062,532	$20,976
MidCap S&P 400 Index Fund (a)	524,713	10,589
SmallCap S&P 600 Index Fund (a)	422,839	10,588
		$42,153

Principal Variable Contracts Funds, Inc. Class 1 - 80.37%
Bond Market Index Account (a)	7,441,180	76,718
LargeCap S&P 500 Managed Volatility Index	8,465,264	95,573
Account (a)
		$172,291
TOTAL INVESTMENT COMPANIES		$214,444
Total Investments		$214,444
Liabilities in Excess of Other Assets, Net - (0.03)%		$(58)
TOTAL NET ASSETS - 100.00%		$214,386

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	54.46%
Fixed Income Funds	35.79%
International Equity Funds	9.78%
Liabilities in Excess of Other Assets, Net	(0.03)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Diversified Growth Managed Volatility Account
June 30, 2015 (unaudited)

	December 31,	December 31,
Affiliated Securities	2014	2014		Purchases	Purchases	Sales		Sales	June 30, 2015 June 30, 2015
	Shares	Cost		Shares	Cost	Shares		Proceeds	Shares	Cost
Bond Market Index Account	5,182,725	$52,705		2,447,889	$25,496	189,434		$1,979	7,441,180	$76,222
International Equity Index Fund	1,570,429	16,383		637,038	6,506	144,935		1,502	2,062,532	21,386
LargeCap S&P 500 Managed	6,049,724	65,740		2,627,477	29,947	211,937		2,439	8,465,264	93,248
Volatility Index Account
MidCap S&P 400 Index Fund	390,867	7,582		156,325	3,155	22,479		457	524,713	10,280
SmallCap S&P 600 Index Fund	317,668	7,764		137,361	3,384	32,190		809	422,839	10,339
		$150,174			$68,488			$7,186		$211,475

					Realized Gain/Loss				Realized Gain from
		Income			on Investments			Capital Gain Distributions
Bond Market Index Account			$—			$—	$			—
International Equity Index Fund			—			(1)				—
LargeCap S&P 500 Managed Volatility
Index Account			—			—				—
MidCap S&P 400 Index Fund			—			—				—
SmallCap S&P 600 Index Fund			—			—				—
			$—			$(1)	$			—
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
Diversified Income Account
June 30, 2015 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 9.74%
International Equity Index Fund (a)	682,719	$6,943
MidCap S&P 400 Index Fund (a)	260,531	5,258
SmallCap S&P 600 Index Fund (a)	209,946	5,257
		$17,458

Principal Variable Contracts Funds, Inc. Class 1 - 90.29%
Bond Market Index Account (a)	11,438,812	117,934
LargeCap S&P 500 Index Account (a)	2,966,781	43,879
		$161,813
TOTAL INVESTMENT COMPANIES		$179,271
Total Investments		$179,271
Liabilities in Excess of Other Assets, Net - (0.03)%		$(50)
TOTAL NET ASSETS - 100.00%		$179,221

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	65.81%
Domestic Equity Funds	30.34%
International Equity Funds	3.88%
Liabilities in Excess of Other Assets, Net	(0.03)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Diversified Income Account
June 30, 2015 (unaudited)

	December 31,	December 31,
Affiliated Securities	2014	2014		Purchases	Purchases	Sales	Sales	June 30, 2015 June 30, 2015
	Shares	Cost		Shares	Cost	Shares	Proceeds	Shares	Cost
Bond Market Index Account	10,654,542	$108,077		1,624,575	$16,958	840,305	$8,762	11,438,812	$116,273
International Equity Index Fund	695,303	7,181		94,325	958	106,909	1,098	682,719	7,040
LargeCap S&P 500 Index Account	2,848,873	33,071		457,044	6,759	339,136	5,076	2,966,781	34,785
MidCap S&P 400 Index Fund	259,609	4,370		33,478	672	32,556	659	260,531	4,386
SmallCap S&P 600 Index Fund	211,009	4,379		31,142	762	32,205	801	209,946	4,344
		$157,078			$26,109		$16,396		$166,828

					Realized Gain/Loss			Realized Gain from
		Income			on Investments		Capital Gain Distributions
Bond Market Index Account			$—			$—			$—
International Equity Index Fund			—			(1)			—
LargeCap S&P 500 Index Account			—			31			—
MidCap S&P 400 Index Fund			—			3			—
SmallCap S&P 600 Index Fund			—			4			—
			$—			$37			$—
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
Diversified International Account
June 30, 2015 (unaudited)

COMMON STOCKS - 99.15%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.36%			Commercial Services - 0.83%
WPP PLC	64,253	$1,442	Ashtead Group PLC	113,202	$1,951
			TAL Education Group ADR(b)	38,525	1,360
					$3,311
Aerospace & Defense - 1.19%
Kawasaki Heavy Industries Ltd	373,000	1,738	Computers - 1.13%
Safran SA	28,650	1,947	CGI Group Inc (b)	31,842	1,245
Thales SA	17,621	1,065	TDK Corp	42,300	3,239
		$4,750			$4,484

Agriculture - 0.41%			Diversified Financial Services - 2.00%
KT&G Corp	19,144	1,627	Intermediate Capital Group PLC	105,121	908
			Macquarie Group Ltd	61,369	3,845
			ORIX Corp	162,780	2,417
Airlines - 1.00%			Paragon Group of Cos PLC/The	122,944	800
easyJet PLC	42,148	1,024
Ryanair Holdings PLC ADR	41,414	2,955			$7,970
		$3,979	Electric - 2.58%
			Enel SpA	599,001	2,715
Automobile Manufacturers - 3.94%			Iberdrola SA	453,576	3,062
Daimler AG	39,626	3,610
Maruti Suzuki India Ltd (a)	26,111	1,716	Korea Electric Power Corp	55,280	2,260
Renault SA	28,493	2,987	Tenaga Nasional BHD	668,400	2,239
Toyota Motor Corp	110,800	7,415			$10,276
		$15,728	Electrical Components & Equipment - 0.37%
			Mabuchi Motor Co Ltd	23,600	1,493
Automobile Parts & Equipment - 1.99%
Bridgestone Corp	62,200	2,299
Continental AG	8,351	1,977	Electronics - 3.94%
Valeo SA	23,182	3,667	Alps Electric Co Ltd	103,700	3,198
		$7,943	Hon Hai Precision Industry Co Ltd	921,044	2,894
			Hoya Corp	73,500	2,944
Banks - 13.06%			Murata Manufacturing Co Ltd	17,800	3,106
Axis Bank Ltd	246,122	2,158	Omron Corp	65,100	2,828
Bank of Kyoto Ltd/The	80,000	920	SCREEN Holdings Co Ltd	116,000	730
Bank of Montreal	39,800	2,358			$15,700
China Construction Bank Corp	1,676,000	1,529
Commonwealth Bank of Australia	53,828	3,530	Engineering & Construction - 1.43%
Danske Bank A/S	84,791	2,493	Acciona SA	12,023	911
DBS Group Holdings Ltd	130,800	2,007	Lend Lease Group	127,196	1,471
DNB ASA	148,523	2,473	Promotora y Operadora de Infraestructura	75,600	809
ICICI Bank Ltd ADR	208,150	2,169	SAB de CV (b)
KBC Groep NV	23,677	1,587	Skanska AB	53,263	1,079
Mediobanca SpA	176,759	1,733	Vinci SA	24,539	1,424
Mitsubishi UFJ Financial Group Inc	613,500	4,414			$5,694
Mizuho Financial Group Inc	1,034,200	2,238
Natixis SA	466,418	3,366	Food - 2.69%
Nordea Bank AB	245,236	3,059	Delhaize Group	20,945	1,704
Oversea-Chinese Banking Corp Ltd	215,200	1,625	Ezaki Glico Co Ltd	17,700	879
Royal Bank of Canada	75,950	4,645	Greencore Group PLC	204,707	1,011
Sumitomo Mitsui Financial Group Inc	56,600	2,520	Gruma SAB de CV	98,900	1,276
Svenska Handelsbanken AB	109,674	1,601	JBS SA	178,600	940
Toronto-Dominion Bank/The	104,942	4,456	Nestle SA	68,196	4,921
Yes Bank Ltd	89,086	1,179			$10,731
		$52,060	Forest Products & Paper - 1.08%
Beverages - 1.40%			Mondi PLC	80,522	1,733
Anheuser-Busch InBev NV	43,069	5,183	Smurfit Kappa Group PLC	28,158	776
Carlsberg A/S	4,460	404	Stora Enso OYJ	174,166	1,795
		$5,587			$4,304
Biotechnology - 0.60%			Gas - 0.80%
CSL Ltd	20,168	1,345	Gas Natural SDG SA	79,131	1,797
Genmab A/S (b)	12,074	1,049	Keyera Corp	41,400	1,382
		$2,394			$3,179
Building Materials - 0.78%			Hand & Machine Tools - 0.31%
CRH PLC	68,136	1,921	Fuji Electric Co Ltd	287,000	1,234
Kingspan Group PLC	48,607	1,174
		$3,095	Healthcare - Products - 0.52%
			Coloplast A/S	31,488	2,065
Chemicals - 1.83%
Evonik Industries AG	23,470	896
Givaudan SA (b)	872	1,510	Healthcare - Services - 0.98%
Lonza Group AG (b)	12,080	1,614	Fresenius SE & Co KGaA	29,636	1,903
Potash Corp of Saskatchewan Inc	56,600	1,753	Netcare Ltd	254,135	800
Yara International ASA	29,479	1,536	Ramsay Health Care Ltd	25,535	1,209
		$7,309			$3,912

See accompanying notes.

Schedule of Investments
Diversified International Account
June 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Home Builders - 2.76%			Oil & Gas (continued)
Barratt Developments PLC	293,267	$2,829	Statoil ASA	96,185	$1,720
Persimmon PLC (b)	80,681	2,503	Suncor Energy Inc	80,566	2,219
Sekisui House Ltd	129,300	2,053	TOTAL SA	40,625	1,993
Taylor Wimpey PLC	1,242,626	3,624			$15,866
		$11,009
			Pharmaceuticals - 8.57%
Home Furnishings - 0.71%			Actelion Ltd (b)	10,329	1,513
Howden Joinery Group PLC	198,741	1,613	Bayer AG	31,725	4,443
Steinhoff International Holdings Ltd	193,316	1,224	BTG PLC (b)	117,747	1,161
		$2,837	Novartis AG	83,871	8,250
			Novo Nordisk A/S	104,045	5,709
Insurance - 5.62%			Roche Holding AG	28,874	8,096
BB Seguridade Participacoes SA	220,100	2,424	Shire PLC	62,441	5,017
Direct Line Insurance Group PLC	575,220	3,036			$34,189
Fairfax Financial Holdings Ltd	2,746	1,354
Hannover Rueck SE	36,832	3,565	Pipelines - 0.53%
Legal & General Group PLC	586,498	2,293	TransCanada Corp	52,100	2,117
PICC Property & Casualty Co Ltd	450,000	1,025
Prudential PLC	117,550	2,833
Sampo Oyj	37,828	1,783	Private Equity - 0.51%
Sanlam Ltd	244,321	1,330	3i Group PLC	251,278	2,039
Tokio Marine Holdings Inc	66,200	2,753
		$22,396	Real Estate - 2.84%
			Brookfield Asset Management Inc	168,328	5,881
Internet - 1.07%			Cheung Kong Property Holdings Ltd (b)	241,500	2,003
Tencent Holdings Ltd	139,900	2,797	Deutsche Annington Immobilien SE	40,237	1,136
Vipshop Holdings Ltd ADR(b)	65,420	1,456
			Deutsche Wohnen AG	61,316	1,406
		$4,253	Wheelock & Co Ltd	178,000	908
Investment Companies - 1.81%					$11,334
CK Hutchison Holdings Ltd	263,000	3,866	REITS - 0.56%
Investor AB	89,703	3,345	Mirvac Group	858,204	1,223
		$7,211	Segro PLC	160,978	1,025
Iron & Steel - 0.80%					$2,248
APERAM SA (b)	27,882	1,129
			Retail - 5.34%
JFE Holdings Inc	93,600	2,074	Alimentation Couche-Tard Inc	152,252	6,513
		$3,203	Dollarama Inc	72,300	4,382
Leisure Products & Services - 0.31%			Mr Price Group Ltd	66,140	1,362
Yamaha Motor Co Ltd	55,600	1,215	Next PLC	17,766	2,079
			Pandora A/S	44,498	4,775
			Travis Perkins PLC	21,413	709
Machinery - Construction & Mining - 0.96%			Wal-Mart de Mexico SAB de CV	607,900	1,485
Mitsubishi Electric Corp	296,000	3,822			$21,305

			Semiconductors - 2.41%
Machinery - Diversified - 0.38%			ams AG	32,674	1,429
Sumitomo Heavy Industries Ltd	263,000	1,532	ARM Holdings PLC	123,030	2,013
			Dialog Semiconductor PLC (b)	44,010	2,380
Media - 1.57%			Taiwan Semiconductor Manufacturing Co Ltd	835,140	3,799
ITV PLC	1,105,447	4,574			$9,621
Mediaset Espana Comunicacion SA	63,699	836
Numericable-SFR SAS (b)	15,639	832	Software - 0.96%
			HCL Technologies Ltd	171,611	2,477
		$6,242	UBISOFT Entertainment (b)	74,807	1,338
Metal Fabrication & Hardware - 0.42%					$3,815
SKF AB	73,861	1,685
			Telecommunications - 7.74%
			Bharti Infratel Ltd	161,425	1,132
Mining - 1.02%			BT Group PLC	582,985	4,128
BHP Billiton Ltd	88,162	1,798	China Mobile Ltd	246,000	3,147
BHP Billiton PLC	70,611	1,388	China Telecom Corp Ltd	3,672,000	2,151
South32 Ltd (b)	555,217	767	Deutsche Telekom AG	218,148	3,761
South32 Ltd (b)	70,611	96	Hellenic Telecommunications Organization	87,811	700
		$4,049	SA (a)
			KDDI Corp	117,900	2,845
Miscellaneous Manufacturing - 1.47%			MTN Group Ltd	90,661	1,703
FUJIFILM Holdings Corp	81,500	2,909	Nippon Telegraph & Telephone Corp	82,200	2,977
Largan Precision Co Ltd	26,000	2,968	Orange SA	195,320	3,019
		$5,877	Proximus	63,906	2,261
Oil & Gas - 3.98%			SK Telecom Co Ltd	10,387	2,324
Caltex Australia Ltd	56,119	1,377	Telekom Malaysia Bhd	408,900	707
Canadian Natural Resources Ltd	81,000	2,200			$30,855
PetroChina Co Ltd	1,652,000	1,840	Transportation - 1.59%
Royal Dutch Shell PLC - A Shares	59,625	1,686	Canadian National Railway Co	68,676	3,962
Royal Dutch Shell PLC - B Shares	99,440	2,831

See accompanying notes.

Schedule of Investments
Diversified International Account
June 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)
Transportation (continued)
Canadian Pacific Railway Ltd	9,268	$1,484
Euronav NV	60,357	894
		$6,340
TOTAL COMMON STOCKS		$395,327
INVESTMENT COMPANIES - 0.48%	Shares Held	Value (000	's)
Publicly Traded Investment Fund - 0.48%
BlackRock Liquidity Funds FedFund Portfolio	1,924,599	1,925

TOTAL INVESTMENT COMPANIES		$1,925
Total Investments		$397,252
Other Assets in Excess of Liabilities, Net - 0.37%		$1,495
TOTAL NET ASSETS - 100.00%		$398,747

(a)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $2,416 or 0.61% of net assets.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Country	Percent
Japan	16.49%
Canada	11.54%
United Kingdom	10.68%
Switzerland	6.49%
Germany	6.26%
France	5.44%
Australia	4.53%
Denmark	4.14%
Ireland	3.22%
China	3.05%
Belgium	2.93%
India	2.71%
Sweden	2.70%
Hong Kong	2.49%
Taiwan, Province Of China	2.42%
South Africa	2.05%
Spain	1.66%
Korea, Republic Of	1.56%
Norway	1.44%
Netherlands	1.13%
Italy	1.11%
Singapore	0.91%
Finland	0.90%
Mexico	0.89%
Brazil	0.85%
Malaysia	0.74%
United States	0.48%
Austria	0.36%
Luxembourg	0.28%
Greece	0.18%
Other Assets in Excess of Liabilities, Net	0.37%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Equity Income Account
June 30, 2015 (unaudited)

COMMON STOCKS - 97.91%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 2.25%			Gas - 1.10%
Lockheed Martin Corp	36,597	$6,804	Sempra Energy	65,455	$6,476
Raytheon Co	68,011	6,507
		$13,311	Healthcare - Products - 2.01%
Apparel - 1.44%			Becton Dickinson and Co	30,371	4,302
VF Corp	122,191	8,522	Medtronic PLC	102,126	7,568
					$11,870

Automobile Manufacturers - 1.31%			Insurance - 6.17%
PACCAR Inc	121,331	7,742	ACE Ltd	111,628	11,350
			Allstate Corp/The	82,054	5,323
			Chubb Corp/The	42,399	4,034
Automobile Parts & Equipment - 2.54%			MetLife Inc	246,544	13,804
Autoliv Inc	65,691	7,669	Swiss Re AG ADR	87,960	1,955
Johnson Controls Inc	148,184	7,340			$36,466
		$15,009
			Machinery - Diversified - 2.43%
Banks - 9.81%			Deere & Co	147,615	14,326
Australia & New Zealand Banking Group Ltd	65,409	1,619
ADR
Bank of Nova Scotia/The	97,288	5,023	Media - 0.40%
Grupo Financiero Santander Mexico SAB de	172,851	1,582	Walt Disney Co/The	20,725	2,366
CV ADR
JP Morgan Chase & Co	209,197	14,175	Mining- 0.87%
M&T Bank Corp	42,062	5,255	BHP BillitonLtd ADR	117,712	4,792
PNC Financial Services Group Inc/The	120,221	11,499	South32 Ltd ADR(a)	46,752	314
US Bancorp/MN	192,628	8,360			$5,106
Wells Fargo & Co	185,279	10,420
		$57,933	Miscellaneous Manufacturing - 2.05%
			3M Co	21,396	3,301
Beverages - 0.69%			Parker-Hannifin Corp	75,603	8,795
Coca-Cola Co/The	103,965	4,078			$12,096

			Oil & Gas - 10.13%
Chemicals - 1.49%			Chevron Corp	68,995	6,656
Air Products & Chemicals Inc	25,783	3,528	Cimarex Energy Co	38,380	4,234
EI du Pont de Nemours & Co	82,799	5,295	Crescent Point Energy Corp	292,022	5,992
		$8,823	Exxon Mobil Corp	93,419	7,772
Computers - 4.35%			Marathon Oil Corp	206,592	5,483
Accenture PLC - Class A	13,380	1,295	Marathon Petroleum Corp	213,134	11,149
Apple Inc	123,529	15,494	Occidental Petroleum Corp	130,764	10,170
EMC Corp/MA	234,058	6,177	Royal Dutch Shell PLC - B shares ADR	146,200	8,385
International Business Machines Corp	16,885	2,746			$59,841
		$25,712	Pharmaceuticals - 11.22%
Distribution & Wholesale - 0.77%			Abbott Laboratories	207,732	10,196
Genuine Parts Co	50,956	4,562	AbbVie Inc	28,592	1,921
			GlaxoSmithKline PLC ADR	46,520	1,938
			Johnson & Johnson	62,682	6,109
Diversified Financial Services - 5.75%			Merck & Co Inc	199,529	11,359
BlackRock Inc	31,953	11,055	Novartis AG ADR	69,023	6,788
Discover Financial Services	172,757	9,954	Pfizer Inc	313,894	10,525
FNF Group	349,852	12,941	Roche Holding AG ADR	267,333	9,375
		$33,950	Teva Pharmaceutical Industries Ltd ADR	136,370	8,059
Electric - 4.49%					$66,270
Eversource Energy	144,553	6,564	Pipelines -2.99%
NextEra Energy Inc	56,748	5,563	Enterprise Products Partners LP	228,369	6,826
WEC Energy Group Inc	144,063	6,479	Kinder Morgan Inc/DE	282,220	10,834
Xcel Energy Inc	246,499	7,932			$17,660
		$26,538
			Private Equity - 1.48%
Electrical Components & Equipment - 0.47%			KKR & Co LP	382,254	8,734
Emerson Electric Co	50,462	2,797

			REITS - 3.94%
Electronics - 1.23%			American Capital Agency Corp	280,598	5,155
Garmin Ltd	59,172	2,600	Annaly Capital Management Inc	616,906	5,669
Honeywell International Inc	45,633	4,653	Digital Realty Trust Inc	186,969	12,467
		$7,253			$23,291
Food - 2.34%			Retail - 2.16%
Kraft Foods Group Inc	49,725	4,234	Costco Wholesale Corp	26,205	3,539
Kroger Co/The	132,150	9,582	Starbucks Corp	127,920	6,859
		$13,816	Tiffany & Co	25,821	2,370
					$12,768

See accompanying notes.

			Schedule of Investments
			Equity Income Account
			June 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)

Semiconductors - 4.86%
Applied Materials Inc	376,494		$7,236
Maxim Integrated Products Inc	155,842		5,388
Microchip Technology Inc	199,524		9,463
Taiwan Semiconductor Manufacturing Co Ltd	291,715		6,625
ADR
			$28,712

Software - 0.87%
Microsoft Corp	116,029		5,123

Telecommunications - 2.29%
BCE Inc	184,387		7,837
Verizon Communications Inc	121,607		5,668
			$13,505

Toys, Games & Hobbies - 1.98%
Hasbro Inc	156,030		11,669

Transportation - 2.03%
Norfolk Southern Corp	51,678		4,515
Union Pacific Corp	43,895		4,186
United Parcel Service Inc	33,747		3,270
			$11,971
TOTAL COMMON STOCKS			$578,296
INVESTMENT COMPANIES - 1.62%	Shares Held	Value (000	's)

Publicly Traded Investment Fund - 1.62%
BlackRock Liquidity Funds FedFund Portfolio	9,560,927		9,561

TOTAL INVESTMENT COMPANIES			$9,561
Total Investments			$587,857
Other Assets in Excess of Liabilities, Net - 0.47%			$2,763
TOTAL NET ASSETS - 100.00%			$590,620

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector			Percent
Financial			27.15%
Consumer, Non-cyclical			16.26%
Energy			13.12%
Industrial			10.46%
Consumer, Cyclical			10.20%
Technology			10.08%
Utilities			5.59%
Communications			2.69%
Basic Materials			2.36%
Exchange Traded Funds			1.62%
Other Assets in Excess of Liabilities, Net			0.47%
TOTAL NET ASSETS			100.00%

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Account
June 30, 2015 (unaudited)

INVESTMENT COMPANIES - 0.80%	Shares Held Value (000's)			Principal
			BONDS (continued)	Amount (000's) Value (000's)
Publicly Traded Investment Fund - 0.80%
BlackRock Liquidity Funds FedFund Portfolio	2,427,094	$2,428	Mortgage Backed Securities (continued)
			Ginnie Mae (continued)
TOTAL INVESTMENT COMPANIES		$2,428	0.97%, 02/16/2055(a)	$25,787	$1,223
			0.98%, 09/16/2053(a)	14,036	941
	Principal		1.01%, 10/16/2056(a)	6,987	628
BONDS - 31.87%	Amount (000's) Value (000's)		1.06%, 09/16/2053(a)	12,469	597
Home Equity Asset Backed Securities - 1.58%			1.29%, 03/16/2049(a)	32,402	2,098
ACE Securities Corp Mortgage Loan Trust			2.27%, 03/16/2046(a)	1,624	1,617
Series 2007-D1			2.30%, 08/16/2041	1,912	1,951
6.34%, 02/25/2038(a),(b)	$3,300	$3,203	3.00%, 09/16/2049	350	321
6.93%, 02/25/2038(b)	1,612	1,606	3.48%, 07/16/2045(a)	1,877	1,952
		$4,809	3.50%, 12/20/2034(a)	6,795	469
			3.50%, 05/20/2039	466	486
Mortgage Backed Securities - 30.04%			3.50%, 05/20/2043(a)	7,590	1,513
CFCRE Commercial Mortgage Trust 2011-
C1			3.50%, 04/16/2044	605	588
5.72%, 04/15/2044(a),(b)	1,000	1,104	GS Mortgage Securities Trust 2011-GC5
			5.47%, 08/10/2044(a),(b)	900	930
Citigroup Mortgage Loan Trust 2009-11
1.53%, 10/25/2035(a),(b)	133	133	JP Morgan Chase Commercial Mortgage
Citigroup Mortgage Loan Trust 2010-10			Securities Trust 2011-C5
2.44%, 02/25/2036(a),(b)	1,400	1,365	5.50%, 08/15/2046(a),(b)	2,000	2,257
Citigroup Mortgage Loan Trust 2010-9			JP Morgan Chase Commercial Mortgage
4.25%, 01/25/2036(b)	1,877	1,919	Securities Trust 2013-C10
			3.37%, 12/15/2047(a)	1,200	1,209
COMM 2014-UBS4 Mortgage Trust
4.78%, 08/10/2047(a)	1,000	975	JP Morgan Chase Commercial Mortgage
Fannie Mae Grantor Trust 2005-T1			Securities Trust 2013-C16
0.53%, 05/25/2035(a)	450	440	5.11%, 12/15/2046(a)	1,800	1,964
Fannie Mae REMICS			JP Morgan Mortgage Trust 2013-1
2.00%, 02/25/2040(a)	1,658	1,639	3.00%, 03/25/2043(b)	1,716	1,671
2.50%, 11/25/2041	1,203	1,202	JPMBB Commercial Mortgage Securities
3.00%, 04/25/2045	1,008	897	Trust 2014-C25
3.50%, 01/25/2028(a)	5,716	698	4.60%, 11/15/2047(a)	1,000	1,001
3.50%, 01/25/2040(a)	6,408	1,057	New Residential Mortgage Loan Trust 2014-
3.50%, 11/25/2042(a)	6,633	1,451	1
			5.00%, 01/25/2054(a),(b)	1,896	2,025
4.00%, 12/25/2039	3,423	457
4.00%, 11/25/2042(a)	3,428	902	New Residential Mortgage Loan Trust 2014-
7.00%, 04/25/2032	263	302	3
			4.75%, 11/25/2054(a),(b)	1,345	1,403
8.70%, 12/25/2019	3	3
Freddie Mac REMICS			Sequoia Mortgage Trust
1.50%, 04/15/2028	2,291	2,254	2.50%, 11/25/2042	1,886	1,798
2.50%, 11/15/2028(a)	7,513	684	Sequoia Mortgage Trust 2013-2
			3.66%, 02/25/2043(a)	861	871
2.50%, 11/15/2032	1,757	1,720
2.50%, 01/15/2043(a)	4,346	725	Springleaf Mortgage Loan Trust 2013-3
			3.79%, 09/25/2057(a),(b)	1,000	1,006
2.50%, 02/15/2043	1,664	1,629
3.00%, 11/15/2030(a)	5,608	534	Structured Asset Sec Corp Mort Pass Through
3.00%, 05/15/2033	2,700	2,630	Certs Series 2004-3
3.00%, 06/15/2033(a)	9,729	932	5.67%, 03/25/2034(a)	708	738
3.00%, 06/15/2040	934	957	WFRBS Commercial Mortgage Trust 2013-
3.50%, 08/15/2040(a)	6,024	916	C14
			4.13%, 06/15/2046(a),(b)	1,000	923
4.00%, 05/15/2039	4,200	4,384
4.00%, 10/15/2040	3,000	3,122	WFRBS Commercial Mortgage Trust 2014-
4.50%, 05/15/2037(a)	1,110	1,168	C23
			4.52%, 10/15/2057(a)	1,000	1,040
Freddie Mac Strips
1.86%, 10/15/2037(a)	21,053	1,574	WFRBS Commercial Mortgage Trust 2014-
1.89%, 02/15/2038(a)	17,734	1,361	LC14
3.00%, 12/15/2032(a)	10,352	1,439	4.34%, 03/15/2047(a)	2,450	2,440
Ginnie Mae					$91,327
0.23%, 04/16/2053(a)	10,780	315	Other Asset Backed Securities- 0.25%
0.53%, 01/16/2054(a)	20,561	1,036	Chase Funding Trust Series 2004-1
0.68%, 05/16/2053(a)	12,193	734	0.65%, 12/25/2033(a)	98	91
0.70%, 03/16/2049(a)	8,555	383	TAL Advantage V LLC
0.71%, 04/16/2047(a)	16,286	927	3.33%, 05/20/2039(a),(b)	651	655
0.74%, 11/16/2045(a)	26,368	1,491			$746
0.77%, 12/16/2053(a)	15,661	925
0.78%, 02/16/2053(a)	22,406	1,334	TOTAL BONDS		$96,882
0.79%, 04/16/2053(a)	7,528	412	U.S. GOVERNMENT & GOVERNMENT	Principal
0.86%, 11/16/2052(a)	17,845	1,221	AGENCY OBLIGATIONS - 66.90%	Amount (000's) Value (000's)
0.86%, 10/16/2054(a)	14,929	777
0.88%, 02/16/2053(a)	15,264	1,049	Federal Home Loan Mortgage Corporation (FHLMC) - 15.15%
0.88%, 02/16/2053(a)	21,535	1,568	2.00%, 02/01/2028	$1,971	$1,961
0.89%, 03/16/2052(a)	8,539	661	2.00%, 03/01/2028	503	500
			2.35%, 09/01/2032(a)	28	29
0.94%, 01/16/2053(a)	9,557	725
0.96%, 02/16/2046(a)	13,372	864	2.50%, 09/01/2027	726	741
0.96%, 01/16/2057(a)	8,075	672	2.50%, 02/01/2028	1,442	1,474

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Account
June 30, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC)			Federal Home Loan Mortgage Corporation (FHLMC)
(continued)			(continued)
2.50%, 03/01/2030	$969	$981	6.50%, 09/01/2028	$10	$12
3.00%, 02/01/2027	564	585	6.50%, 10/01/2028	38	44
3.00%, 08/01/2042	1,197	1,192	6.50%, 11/01/2028	8	9
3.00%, 10/01/2042	837	834	6.50%, 12/01/2028	18	21
3.00%, 10/01/2042	1,528	1,524	6.50%, 03/01/2029	8	9
3.00%, 10/01/2042	1,613	1,608	6.50%, 07/01/2031	69	79
3.00%, 05/01/2043	1,687	1,682	6.50%, 08/01/2031	6	7
3.50%, 02/01/2032	2,368	2,471	6.50%, 10/01/2031	9	10
3.50%, 04/01/2042	670	691	6.50%, 10/01/2031	19	22
3.50%, 04/01/2042	2,736	2,822	6.50%, 12/01/2031	34	39
3.50%, 05/01/2042	949	980	6.50%, 01/01/2032	117	139
3.50%, 07/01/2042	3,350	3,457	6.50%, 02/01/2032	30	35
3.50%, 09/01/2042	1,571	1,620	6.50%, 05/01/2032	74	86
3.50%, 10/01/2042	951	982	6.50%, 04/01/2035	11	12
3.50%, 02/01/2044	1,392	1,437	7.00%, 09/01/2023	13	14
4.00%, 12/01/2040	669	712	7.00%, 12/01/2023	6	7
4.00%, 07/01/2042	1,243	1,329	7.00%, 01/01/2024	7	8
4.00%, 01/01/2043	1,972	2,095	7.00%, 09/01/2027	8	9
4.00%, 06/01/2043	2,236	2,378	7.00%, 01/01/2028	64	72
4.50%, 08/01/2033	92	100	7.00%, 04/01/2028	36	43
4.50%, 07/01/2039	1,340	1,462	7.00%, 05/01/2028	5	6
4.50%, 12/01/2040	1,384	1,499	7.00%, 08/01/2028	12	12
4.50%, 05/01/2041	1,327	1,448	7.00%, 10/01/2031	15	17
4.50%, 11/01/2043	1,697	1,869	7.00%, 10/01/2031	22	26
5.00%, 10/01/2025	326	358	7.00%, 04/01/2032	107	129
5.00%, 02/01/2033	399	443	7.50%, 10/01/2030	17	21
5.00%, 06/01/2033	312	348	7.50%, 02/01/2031	12	14
5.00%, 05/01/2035	150	166	7.50%, 02/01/2031	7	8
5.00%, 07/01/2035	70	77	7.50%, 02/01/2031	15	19
5.00%, 07/01/2035	30	33	8.00%, 10/01/2030	29	34
5.00%, 07/01/2035	243	269	8.00%, 12/01/2030	2	2
5.00%, 10/01/2035	115	127	8.50%, 07/01/2029	33	37
5.50%, 04/01/2018	42	43			$46,045
5.50%, 03/01/2024	17	19
5.50%, 03/01/2033	276	311	Federal National Mortgage Association (FNMA) - 33.91%
5.50%, 04/01/2038	28	32	2.00%, 10/01/2027	1,854	1,842
5.50%, 05/01/2038	105	118	2.00%, 10/01/2027	728	724
			2.16%, 12/01/2032(a)	49	51
6.00%, 04/01/2017	15	16	2.25%, 12/01/2033(a)	219	234
6.00%, 04/01/2017	20	21	2.26%, 07/01/2034(a)	72	77
6.00%, 05/01/2017	17	18
6.00%, 07/01/2017	11	11	2.50%, 05/01/2027	1,926	1,964
6.00%, 12/01/2023	9	10	2.50%, 06/01/2027	2,276	2,321
6.00%, 05/01/2031	24	27	2.50%, 06/01/2027	1,812	1,848
6.00%, 12/01/2031	30	34	2.50%, 05/01/2028	1,152	1,174
6.00%, 09/01/2032	31	35	2.50%, 07/01/2028	856	861
6.00%, 11/01/2033	77	89	3.00%, 05/01/2028	1,509	1,568
6.00%, 11/01/2033	85	96	3.00%, 05/01/2029	1,739	1,809
6.00%, 05/01/2034	414	464	3.00%, 10/01/2042	2,446	2,450
6.00%, 05/01/2034	220	251	3.00%, 11/01/2042	2,649	2,654
6.00%, 09/01/2034	122	139	3.00%, 11/01/2042	840	840
6.00%, 02/01/2035	117	134	3.00%, 02/01/2043	1,688	1,690
6.00%, 10/01/2036(a)	127	145	3.00%, 02/01/2043	1,745	1,748
6.00%, 03/01/2037	96	110	3.00%, 04/01/2043	1,565	1,566
6.00%, 01/01/2038(a)	60	67	3.00%, 04/01/2045	992	990
6.00%, 01/01/2038	193	220	3.50%, 02/01/2042	1,862	1,931
6.00%, 04/01/2038	97	110	3.50%, 09/01/2042	3,249	3,361
6.50%, 11/01/2016	5	5	3.50%, 11/01/2042	2,273	2,353
6.50%, 06/01/2017	25	26	3.50%, 12/01/2042	2,320	2,402
6.50%, 06/01/2018	6	6	3.50%, 02/01/2043	834	865
6.50%, 08/01/2021	5	6	3.50%, 11/01/2044	967	1,003
6.50%, 12/01/2021	36	42	3.50%, 03/01/2045	982	1,019
6.50%, 04/01/2022	41	47	3.50%, 03/01/2045	2,362	2,447
6.50%, 05/01/2022	28	32	4.00%, 01/01/2034	1,095	1,173
6.50%, 05/01/2023	20	21	4.00%, 11/01/2040	1,131	1,205
6.50%, 04/01/2024	8	9	4.00%, 12/01/2040	959	1,022
6.50%, 04/01/2026	6	7	4.00%, 01/01/2041	2,138	2,279
6.50%, 05/01/2026	4	5	4.00%, 02/01/2041	1,914	2,039
6.50%, 05/01/2026	6	7	4.00%, 02/01/2041	2,522	2,696
6.50%, 12/01/2027	7	8	4.00%, 03/01/2041	2,584	2,747
6.50%, 01/01/2028	9	10	4.00%, 04/01/2041	2,081	2,219
6.50%, 03/01/2028	6	6	4.00%, 11/01/2041	1,052	1,117
6.50%, 09/01/2028	2	2	4.00%, 02/01/2042	1,562	1,670

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Account
June 30, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
4.00%, 04/01/2042	$1,193	$1,269	6.50%, 08/01/2025	$36	$39
4.00%, 08/01/2043	877	939	6.50%, 02/01/2026	9	10
4.00%, 10/01/2043	856	911	6.50%, 03/01/2026	2	3
4.00%, 10/01/2043	783	838	6.50%, 05/01/2026	6	6
4.00%, 08/01/2044	938	1,005	6.50%, 06/01/2026	4	4
4.00%, 10/01/2044	2,912	3,090	6.50%, 07/01/2028	12	14
4.50%, 12/01/2019	51	53	6.50%, 09/01/2028	20	23
4.50%, 01/01/2020	198	207	6.50%, 02/01/2029	5	5
4.50%, 08/01/2039	838	921	6.50%, 03/01/2029	11	13
4.50%, 09/01/2039	1,363	1,487	6.50%, 04/01/2029	5	6
4.50%, 03/01/2042	847	927	6.50%, 06/01/2031	11	12
4.50%, 09/01/2043	1,337	1,474	6.50%, 06/01/2031	12	14
4.50%, 09/01/2043	3,120	3,440	6.50%, 09/01/2031	18	21
4.50%, 10/01/2043	1,657	1,824	6.50%, 01/01/2032	4	5
4.50%, 11/01/2043	1,825	2,012	6.50%, 04/01/2032	75	86
4.50%, 05/01/2044	1,907	2,066	6.50%, 08/01/2032	23	27
4.50%, 09/01/2044	965	1,064	6.50%, 11/01/2032	34	38
5.00%, 01/01/2018	102	107	6.50%, 11/01/2032	37	40
5.00%, 11/01/2018	88	93	6.50%, 02/01/2033	50	57
5.00%, 05/01/2033	2,383	2,682	6.50%, 07/01/2034	149	175
5.00%, 05/01/2034	428	474	6.50%, 12/01/2036	91	104
5.00%, 04/01/2035	261	291	6.50%, 07/01/2037	63	74
5.00%, 04/01/2035	193	216	6.50%, 07/01/2037	47	56
5.00%, 07/01/2035	13	14	6.50%, 02/01/2038	47	56
5.00%, 02/01/2038	641	720	7.00%, 01/01/2027	4	4
5.00%, 03/01/2038	955	1,073	7.00%, 11/01/2027	8	9
5.00%, 02/01/2040	2,682	3,033	7.00%, 08/01/2028	31	36
5.00%, 06/01/2040	755	838	7.00%, 12/01/2028	24	28
5.00%, 07/01/2041	1,257	1,404	7.00%, 10/01/2029	33	37
5.00%, 07/01/2041	2,081	2,353	7.00%, 05/01/2031	5	5
5.50%, 08/01/2017	24	25	7.00%, 11/01/2031	58	62
5.50%, 12/01/2017	31	32	7.50%, 04/01/2022	1	2
5.50%, 01/01/2018	55	57	7.50%, 11/01/2029	15	17
5.50%, 07/01/2019	44	47	8.00%, 05/01/2027	28	30
5.50%, 08/01/2019	10	10	8.00%, 09/01/2027	12	12
5.50%, 08/01/2019	83	87	8.00%, 06/01/2030	4	5
5.50%, 08/01/2019	10	11	8.50%, 10/01/2027	34	35
5.50%, 08/01/2019	21	22	9.00%, 09/01/2030	9	11
5.50%, 08/01/2019	11	12			$103,091
5.50%, 08/01/2019	14	15
5.50%, 09/01/2019	59	62	Government National Mortgage Association (GNMA) - 7.99%
5.50%, 10/01/2019	22	23	3.00%, 04/15/2027	1,193	1,250
5.50%, 05/01/2024	76	85	3.00%, 11/15/2042	1,691	1,713
5.50%, 05/01/2033	36	40	3.00%, 12/15/2042	3,270	3,312
5.50%, 06/01/2033	147	165	3.00%, 02/15/2043	2,486	2,529
5.50%, 06/01/2033	125	141	3.50%, 12/20/2041	1,793	1,866
5.50%, 09/01/2033	674	769	3.50%, 01/15/2043	2,017	2,105
5.50%, 02/01/2037	16	18	3.50%, 06/20/2043	1,308	1,370
5.50%, 03/01/2038	357	405	4.00%, 03/20/2040	1,735	1,850
5.50%, 03/01/2038	233	266	4.00%, 08/15/2041	1,756	1,899
5.50%, 08/01/2038	198	226	4.50%, 07/15/2040	1,532	1,678
6.00%, 08/01/2016	2	2	5.00%, 09/15/2033	11	12
6.00%, 12/01/2016	22	22	5.00%, 02/15/2034	647	722
6.00%, 08/01/2017	38	39	5.00%, 09/15/2039	101	114
6.00%, 06/01/2022	42	48	5.50%, 07/20/2033	290	331
6.00%, 11/01/2028	23	26	5.50%, 11/15/2033	58	66
6.00%, 08/01/2031	81	92	5.50%, 03/20/2034	309	353
6.00%, 12/01/2031	20	23	5.50%, 05/20/2035	277	316
6.00%, 01/01/2033	122	140	5.50%, 11/15/2038	351	403
6.00%, 02/01/2034	54	62	5.50%, 01/15/2039	520	596
6.00%, 05/01/2037	392	440	5.50%, 01/15/2039	118	135
6.00%, 07/01/2037	331	377	5.50%, 03/15/2039	249	280
6.00%, 11/01/2037	58	66	6.00%, 06/20/2024	56	64
6.00%, 12/01/2037	20	23	6.00%, 06/20/2024	9	11
6.00%, 03/01/2038	143	164	6.00%, 02/20/2026	6	7
6.00%, 08/01/2038	791	908	6.00%, 04/20/2026	11	12
6.50%, 06/01/2016	5	5	6.00%, 05/20/2026	6	6
6.50%, 08/01/2017	18	18	6.00%, 06/20/2026	7	8
6.50%, 11/01/2023	70	80	6.00%, 06/20/2026	11	13
6.50%, 05/01/2024	24	27	6.00%, 07/20/2026	5	6
6.50%, 09/01/2024	26	30
6.50%, 07/01/2025	14	16

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Account
June 30, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		Portfolio Summary (unaudited)
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		Sector	Percent
Government National Mortgage Association (GNMA)			Mortgage Securities	87.09%
(continued)			Government	9.85%
6.00%, 09/20/2026	$10	$11	Asset Backed Securities	1.83%
6.00%, 03/20/2027	23	27	Exchange Traded Funds	0.80%
6.00%, 01/20/2028	7	8	Other Assets in Excess of Liabilities, Net	0.43%
6.00%, 03/20/2028	5	5	TOTAL NET ASSETS	100.00%
6.00%, 06/20/2028	28	32
6.00%, 07/20/2028	18	20
6.00%, 02/20/2029	17	20
6.00%, 03/20/2029	33	37
6.00%, 07/20/2029	34	39
6.00%, 05/20/2032(a)	59	67
6.00%, 07/20/2033	226	263
6.50%, 12/20/2025	15	17
6.50%, 01/20/2026	23	24
6.50%, 02/20/2026	15	17
6.50%, 03/20/2031	21	24
6.50%, 04/20/2031	22	26
7.00%, 01/15/2028	3	3
7.00%, 01/15/2028	5	6
7.00%, 01/15/2028	2	2
7.00%, 01/15/2028	10	12
7.00%, 01/15/2028	1	2
7.00%, 03/15/2028	110	119
7.00%, 05/15/2028	54	60
7.00%, 01/15/2029	18	20
7.00%, 03/15/2029	7	7
7.00%, 05/15/2031	15	18
7.00%, 06/20/2031	14	18
7.00%, 09/15/2031	42	49
7.00%, 06/15/2032	221	259
7.50%, 01/15/2023	1	1
7.50%, 01/15/2023	1	1
7.50%, 01/15/2023	1	1
7.50%, 02/15/2023	2	2
7.50%, 02/15/2023	2	3
7.50%, 04/15/2023	15	17
7.50%, 06/15/2023	1	1
7.50%, 07/15/2023	1	1
7.50%, 09/15/2023	4	4
7.50%, 09/15/2023	4	4
7.50%, 10/15/2023	7	8
7.50%, 11/15/2023	7	7
8.00%, 07/15/2026	2	2
8.00%, 08/15/2026	4	5
8.00%, 01/15/2027	1	2
8.00%, 02/15/2027	1	1
8.00%, 06/15/2027	1	1
		$24,300

U.S. Treasury - 9.85%
2.25%, 11/30/2017	5,000	5,174
3.00%, 11/15/2044	3,800	3,717
3.13%, 05/15/2021	8,000	8,557
4.25%, 11/15/2040	3,200	3,873
5.25%, 11/15/2028	3,000	3,910
6.25%, 08/15/2023	3,600	4,699
		$29,930
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$203,366
Total Investments		$302,676
Other Assets in Excess of Liabilities, Net - 0.43%		$1,300
TOTAL NET ASSETS - 100.00%		$303,976

(a)	Variable Rate. Rate shown is in effect at June 30, 2015.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $20,200 or 6.65% of net assets.

See accompanying notes.

Schedule of Investments
Income Account
June 30, 2015 (unaudited)

COMMON STOCKS - 0.00%	Shares Held	Value (000	's)		Principal
				BONDS (continued)	Amount (000's) Value (000's)
Computers - 0.00%
SONICblue Inc (a),(b)	500,000	$—		Banks (continued)
				Wells Fargo & Co
				7.98%, 12/31/2049(c)	$2,000	$2,168
Transportation - 0.00%						$21,680
Trailer Bridge Inc (a),(b)	1,186	—
				Beverages - 1.16%
TOTAL COMMON STOCKS		$—		Anheuser-Busch InBev Worldwide Inc
INVESTMENT COMPANIES - 5.40%	Shares Held	Value (000	's)	2.50%, 07/15/2022	750	721
				7.75%, 01/15/2019	1,000	1,187
Publicly Traded Investment Fund - 5.40%				Innovation Ventures LLC / Innovation
BlackRock Liquidity Funds FedFund Portfolio	14,879,932	14,880		Ventures Finance Corp
				9.50%, 08/15/2019(d)	1,250	1,300
TOTAL INVESTMENT COMPANIES		$14,880				$3,208
	Principal
BONDS - 60.75%	Amount (000's)	Value (000	's)	Biotechnology - 1.34%
				Amgen Inc
Aerospace & Defense - 0.42%				3.63%, 05/15/2022	500	510
Boeing Co/The				3.88%, 11/15/2021	2,000	2,097
8.75%, 08/15/2021	$850	$1,151		Gilead Sciences Inc
				4.40%, 12/01/2021	1,000	1,092
Airlines - 0.08%						$3,699
Southwest Airlines Co 1994-A Pass Through				Chemicals 0.54%
Trust				Airgas Inc
9.15%, 07/01/2016	216	217		1.65%, 02/15/2018	1,000	995
				Eagle Spinco Inc
Automobile Floor Plan Asset Backed Securities - 3.09%				4.63%, 02/15/2021	500	485
Ally Master Owner Trust						$1,480
0.64%, 04/15/2018(c)	2,000	2,001
				Commercial Services - 0.84%
CNH Wholesale Master Note Trust
0.79%, 08/15/2019 (c),(d)	2,000	2,002		ERAC USA Finance LLC
				6.38%, 10/15/2017(d)	1,000	1,099
Ford Credit Floorplan Master Owner Trust A				7.00%, 10/15/2037(d)	1,000	1,223
0.57%, 01/15/2018(c)	1,000	1,000
0.59%, 02/15/2019(c)	500	500				$2,322
Nissan Master Owner Trust Receivables				Computers - 0.61%
0.49%, 02/15/2018(c)	1,000	1,000		Apple Inc
Volkswagen Credit Auto Master Trust				2.40%, 05/03/2023	1,750	1,674
0.54%, 07/22/2019(c),(d)	2,000	1,997
		$8,500
				Credit Card Asset Backed Securities - 0.66%
Automobile Manufacturers - 1.12%				Cabela's Credit Card Master Note Trust
American Honda Finance Corp				0.54%, 03/16/2020(c)	1,325	1,325
0.77%, 10/07/2016(c)	500	502		0.74%, 10/15/2019(c),(d)	500	502
Ford Motor Credit Co LLC						$1,827
3.98%, 06/15/2016	2,000	2,047
General Motors Co				Diversified Financial Services - 1.80%
4.88%, 10/02/2023	500	527		General Electric Capital Corp
				1.29%, 03/15/2023(c)	1,000	1,005
		$3,076		5.30%, 02/11/2021	500	562
Banks - 7.87%				International Lease Finance Corp
Bank of America Corp				8.75%, 03/15/2017(c)	1,000	1,094
5.42%, 03/15/2017	800	848		Jefferies Group LLC
8.00%, 07/29/2049(c)	1,000	1,055		6.25%, 01/15/2036	1,425	1,413
8.13%, 12/29/2049(c)	1,000	1,061		8.50%, 07/15/2019	750	891
Citigroup Inc						$4,965
3.88%, 03/26/2025	1,000	958
4.50%, 01/14/2022	1,000	1,077		Electric - 6.02%
Goldman Sachs Group Inc/The				Exelon Generation Co LLC
3.63%, 02/07/2016	500	508		6.20%, 10/01/2017	1,000	1,093
5.38%, 03/15/2020	2,000	2,227		GenOn Americas Generation LLC
ING Bank NV				8.50%, 10/01/2021	1,250	1,187
5.00%, 06/09/2021(d)	1,000	1,116		GenOn Energy Inc
JP Morgan Chase & Co				9.88%, 10/15/2020	750	763
3.63%, 05/13/2024	1,000	993		LG&E and KU Energy LLC
7.90%, 04/29/2049(c)	1,000	1,058		4.38%, 10/01/2021	1,000	1,085
Morgan Stanley				Metropolitan Edison Co
				3.50%, 03/15/2023(d)	1,000	985
5.50%, 07/28/2021	1,000	1,128
6.25%, 08/09/2026	850	1,019		Oncor Electric Delivery Co LLC
PNC Financial Services Group Inc/The				7.00%, 09/01/2022	2,000	2,461
6.75%, 07/29/2049(c)	2,000	2,215		PacifiCorp
SunTrust Bank/Atlanta GA				5.25%, 06/15/2035	850	946
2.75%, 05/01/2023	1,000	962		6.25%, 10/15/2037	500	624
US Bancorp/MN				Solar Star Funding LLC
				5.38%, 06/30/2035(d)	1,500	1,666
1.65%, 05/15/2017	3,000	3,036
3.60%, 09/11/2024	250	251		Southwestern Electric Power Co
				3.55%, 02/15/2022	1,000	1,031

See accompanying notes.

Schedule of Investments
Income Account
June 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Electric (continued)			Lodging - 0.28%
Talen Energy Supply LLC			Boyd Gaming Corp
5.70%, 10/15/2035	$2,000	$2,000	6.88%, 05/15/2023	$750	$769
TransAlta Corp
4.50%, 11/15/2022	1,750	1,737
Tucson Electric Power Co			Media - 2.60%
			21st Century Fox America Inc
3.85%, 03/15/2023	1,000	1,019	6.40%, 12/15/2035	1,000	1,183
		$16,597	8.00%, 10/17/2016	1,000	1,085
Electronics - 0.49%			Comcast Corp
Corning Inc			6.45%, 03/15/2037	2,000	2,472
4.75%, 03/15/2042	750	768	Historic TW Inc
6.63%, 05/15/2019	500	580	9.15%, 02/01/2023	250	330
		$1,348	Time Warner Cable Inc
			6.55%, 05/01/2037	1,500	1,562
Entertainment - 0.19%			6.75%, 06/15/2039	500	534
Greektown Holdings LLC/Greektown					$7,166
Mothership Corp
8.88%, 03/15/2019(d)	250	263	Mining - 0.62%
Peninsula Gaming LLC / Peninsula Gaming			Glencore Canada Corp
Corp			6.00%, 10/15/2015	1,675	1,697
8.38%, 02/15/2018(d)	250	260
		$523	Oil & Gas - 6.10%
Environmental Control - 0.93%			BG Energy Capital PLC
ADS Waste Holdings Inc			4.00%, 10/15/2021(d)	2,000	2,122
8.25%, 10/01/2020	1,500	1,552	BP Capital Markets PLC
Republic Services Inc			3.25%, 05/06/2022	1,000	1,003
3.55%, 06/01/2022	1,000	1,013	4.75%, 03/10/2019	2,000	2,188
		$2,565	Linn Energy LLC / Linn Energy Finance
			Corp
Food - 0.18%			6.50%, 05/15/2019	1,000	808
HJ Heinz Co			Nabors Industries Inc
3.95%, 07/15/2025(d),(e)	500	503	5.00%, 09/15/2020	1,000	1,041
			Petro-Canada
Forest Products & Paper - 0.78%			9.25%, 10/15/2021	1,075	1,430
Plum Creek Timberlands LP			Phillips 66
4.70%, 03/15/2021	2,000	2,141	4.30%, 04/01/2022	1,000	1,049
			Rowan Cos Inc
			4.88%, 06/01/2022	750	745
Healthcare - Services - 1.56%			5.00%, 09/01/2017	2,000	2,064
HCA Inc			W&T Offshore Inc
7.50%, 11/06/2033	250	271	8.50%, 06/15/2019	2,500	1,734
HealthSouth Corp			Whiting Petroleum Corp
5.75%, 11/01/2024	500	511	5.75%, 03/15/2021	1,250	1,230
7.75%, 09/15/2022	740	773	XTO Energy Inc
Roche Holdings Inc			6.75%, 08/01/2037	1,000	1,395
0.61%, 09/30/2019(c),(d)	2,000	1,999			$16,809
Vantage Oncology LLC / Vantage Oncology
Finance Co			Oil & Gas Services - 1.53%
9.50%, 06/15/2017(d)	750	731	Exterran Partners LP / EXLP Finance Corp
		$4,285	6.00%, 04/01/2021	2,000	1,930
			Weatherford International Ltd/Bermuda
Insurance - 2.56%			4.50%, 04/15/2022	250	235
Fidelity National Financial Inc			5.13%, 09/15/2020	2,000	2,038
6.60%, 05/15/2017	2,500	2,705			$4,203
First American Financial Corp
4.30%, 02/01/2023	2,000	1,982	Other Asset Backed Securities - 1.39%
Prudential Financial Inc			Drug Royalty II LP 2
7.38%, 06/15/2019	1,000	1,186	3.48%, 07/15/2023 (c),(d)	1,813	1,839
8.88%, 06/15/2068(c)	1,000	1,170	PFS Financing Corp
		$7,043	0.74%, 02/15/2018(c),(d)	1,000	999
			0.81%, 04/15/2020(c),(d)	1,000	1,000
Iron & Steel - 1.50%					$3,838
Allegheny Technologies Inc
5.95%, 01/15/2021	2,000	2,025	Packaging & Containers - 0.37%
ArcelorMittal			Sealed Air Corp
6.25%, 03/01/2021(c)	2,000	2,095	6.88%, 07/15/2033(d)	1,000	1,010
		$4,120

Leisure Products & Services - 1.04%			Pharmaceuticals - 0.97%
Carnival Corp			AbbVie Inc
7.20%, 10/01/2023	1,475	1,760	2.90%, 11/06/2022	1,000	968
Royal Caribbean Cruises Ltd			Actavis Funding SCS
7.25%, 03/15/2018	1,000	1,100	3.80%, 03/15/2025	1,000	983
		$2,860

See accompanying notes.

Schedule of Investments
Income Account
June 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		CONVERTIBLE BONDS - 1.34%	Amount (000's)	Value (000	's)

Pharmaceuticals (continued)			Automobile Parts & Equipment - 0.86%
Actavis Funding SCS (continued)			Meritor Inc
4.55%, 03/15/2035	$750	$713	7.88%, 03/01/2026	$1,500	$2,370
		$2,664

Pipelines - 2.82%			Pharmaceuticals - 0.48%
ANR Pipeline Co			Omnicare Inc
9.63%, 11/01/2021	1,000	1,318	3.25%, 12/15/2035	433	533
Buckeye Partners LP			3.50%, 02/15/2044	538	768
4.35%, 10/15/2024	500	490			$1,301
Columbia Pipeline Group Inc			TOTAL CONVERTIBLE BONDS		$3,671
4.50%, 06/01/2025(d)	1,000	984
				Principal
El Paso Natural Gas Co LLC			SENIOR FLOATING RATE INTERESTS - 0.16%	Amount (000's)	Value (000	's)
7.50%, 11/15/2026	2,100	2,545
Express Pipeline LLC			Transportation - 0.16%
7.39%, 12/31/2019(d)	650	689	Trailer Bridge Inc, Term Loan
			10.00%, 04/02/2016 (b),(c),(f)	$454	$454
Southeast Supply Header LLC
4.25%, 06/15/2024(d)	750	740
Southern Natural Gas Co LLC			TOTAL SENIOR FLOATING RATE INTERESTS		$454
8.00%, 03/01/2032	850	1,009	U.S. GOVERNMENT & GOVERNMENT	Principal
		$7,775	AGENCY OBLIGATIONS - 32.61%	Amount (000's)	Value (000	's)
			Federal Home Loan Mortgage Corporation (FHLMC) -
REITS - 5.67%			6.07%
Alexandria Real Estate Equities Inc			3.00%, 10/01/2042	$837	$834
4.60%, 04/01/2022	1,250	1,317	3.00%, 10/01/2042	1,698	1,693
BioMed Realty LP			3.00%, 11/01/2042	827	824
4.25%, 07/15/2022	1,000	1,013	3.00%, 12/01/2042	379	378
6.13%, 04/15/2020	1,000	1,132	3.50%, 10/01/2041	1,008	1,040
CubeSmart LP			3.50%, 04/01/2042	1,339	1,381
4.80%, 07/15/2022	1,750	1,882	3.50%, 04/01/2042	2,160	2,228
HCP Inc			4.00%, 02/01/2045	983	1,042
3.75%, 02/01/2019	1,000	1,040	4.50%, 08/01/2033	341	370
Health Care REIT Inc			4.50%, 05/01/2039	753	815
6.13%, 04/15/2020	1,000	1,142	4.50%, 06/01/2039	440	479
Hospitality Properties Trust			4.50%, 07/01/2039	1,463	1,597
4.65%, 03/15/2024	750	748	4.50%, 12/01/2040	741	803
5.00%, 08/15/2022	750	781	4.50%, 10/01/2041	880	953
Kimco Realty Corp			5.00%, 08/01/2019	188	197
6.88%, 10/01/2019	2,000	2,336	5.00%, 08/01/2035	958	1,054
Simon Property Group LP			5.50%, 11/01/2017	31	32
10.35%, 04/01/2019	2,000	2,541	5.50%, 01/01/2018	13	13
Ventas Realty LP / Ventas Capital Corp			5.50%, 05/01/2031	43	48
3.25%, 08/15/2022	1,750	1,690	5.50%, 06/01/2035	104	116
		$15,622	5.50%, 01/01/2036	222	248
			5.50%, 04/01/2036	151	170
Savings & Loans - 0.40%
First Niagara Financial Group Inc			6.00%, 03/01/2031	27	30
7.25%, 12/15/2021	1,000	1,114	6.00%, 05/01/2032	53	61
			6.00%, 06/01/2038	226	256
			6.50%, 06/01/2029	18	21
Software - 0.70%			6.50%, 08/01/2029	22	25
Oracle Corp			7.00%, 01/01/2032	13	13
2.50%, 05/15/2022	1,000	971	9.00%, 01/01/2025	4	5
2.95%, 05/15/2025	1,000	962			$16,726
		$1,933
			Federal National Mortgage Association (FNMA) - 15.58%
Telecommunications - 0.80%			3.00%, 03/01/2042	1,491	1,493
Qwest Corp			3.00%, 03/01/2042	1,455	1,457
6.75%, 12/01/2021	2,000	2,207	3.00%, 05/01/2042	791	792
			3.00%, 06/01/2042	1,474	1,476
			3.00%, 06/01/2042	727	728
Transportation - 0.97%
Navios Maritime Holdings Inc / Navios			3.00%, 08/01/2042	754	755
Maritime Finance II US Inc			3.50%, 12/01/2040	1,225	1,266
7.38%, 01/15/2022(d)	500	433	3.50%, 12/01/2041	455	471
Trailer Bridge Inc			3.50%, 03/01/2042	734	759
0.00%, 11/15/2015(a),(b),(f)	2,000	—	3.50%, 04/01/2042	1,337	1,383
16.00%, 03/31/2017 (b),(c),(f)	2,407	2,238	3.50%, 02/01/2043	897	927
		$2,671	3.50%, 06/01/2043	1,390	1,437
			4.00%, 03/01/2039	971	1,029
Trucking & Leasing - 0.75%			4.00%, 08/01/2040	805	856
Penske Truck Leasing Co Lp / PTL Finance			4.00%, 09/01/2040	1,816	1,934
Corp			4.00%, 11/01/2040	936	998
3.75%, 05/11/2017(d)	2,000	2,069	4.00%, 10/01/2041	1,057	1,125
			4.00%, 10/01/2041	781	830
TOTAL BONDS		$167,331	4.00%, 11/01/2041	1,167	1,237

See accompanying notes.

Schedule of Investments
Income Account
June 30, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		(c) Variable Rate. Rate shown is in effect at June 30, 2015.
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		(d)	Security exempt from registration under Rule 144A of the Securities Act of
			1933. These securities may be resold in transactions exempt from
Federal National Mortgage Association (FNMA) (continued)
4.00%, 04/01/2042	$668	$711	registration, normally to qualified institutional buyers. At the end of the
4.00%, 11/01/2043	837	891	period, the value of these securities totaled $27,531 or 10.00% of net
4.00%, 11/01/2043	2,135	2,279	assets.
4.00%, 01/01/2044	1,915	2,038	(e) Security purchased on a when-issued basis.
4.00%, 02/01/2044	2,565	2,733	(f)	Security is Illiquid. At the end of the period, the value of these securities
4.00%, 09/01/2044	882	935	totaled $2,692 or 0.98% of net assets.
4.50%, 06/01/2039	322	348
4.50%, 08/01/2039	376	406
4.50%, 05/01/2040	1,230	1,340	Portfolio Summary (unaudited)
4.50%, 08/01/2040	1,419	1,538	Sector	Percent
4.50%, 10/01/2040	1,357	1,471	Mortgage Securities	21.69%
4.50%, 12/01/2040	787	857	Financial	18.30%
4.50%, 08/01/2041	958	1,038	Government	10.92%
4.50%, 05/01/2044	1,410	1,527	Energy	10.45%
5.00%, 01/01/2018	50	53	Consumer, Non-cyclical	6.53%
5.00%, 08/01/2035	452	499	Utilities	6.02%
5.00%, 04/01/2039	266	295	Exchange Traded Funds	5.40%
5.00%, 12/01/2039	300	332	Asset Backed Securities	5.14%
5.00%, 04/01/2040	801	892	Industrial	4.09%
5.00%, 06/01/2040	693	772	Consumer, Cyclical	3.57%
5.50%, 03/01/2033	53	59	Basic Materials	3.44%
5.50%, 06/01/2033	216	243	Communications	3.40%
5.50%, 02/01/2035	431	488	Technology	1.31%
6.00%, 04/01/2032	56	64	Liabilities in Excess of Other Assets, Net	(0.26)%
6.50%, 05/01/2031	6	6	TOTAL NET ASSETS	100.00%
6.50%, 04/01/2032	85	98
6.50%, 05/01/2032	33	38
7.00%, 01/01/2030	2	2
		$42,906
Government National Mortgage Association (GNMA) -
0.04%
6.00%, 05/20/2032(c)	50	58
7.00%, 06/20/2031	53	64
9.00%, 02/15/2025	3	4
		$126

U.S. Treasury - 10.92%
0.75%, 10/31/2017	1,000	999
0.88%, 02/28/2017	1,000	1,005
1.38%, 11/30/2018	1,000	1,008
1.63%, 11/15/2022	2,000	1,933
1.75%, 05/15/2022	2,000	1,961
2.00%, 11/15/2021	2,000	2,004
2.38%, 05/31/2018	1,000	1,040
2.50%, 05/15/2024	1,000	1,017
2.63%, 11/15/2020	2,000	2,089
2.75%, 02/15/2019	1,000	1,053
2.75%, 02/15/2024	1,000	1,038
2.88%, 05/15/2043	1,000	953
3.00%, 11/15/2044	1,000	978
3.13%, 05/15/2019	2,000	2,134
3.13%, 05/15/2021	1,000	1,070
3.13%, 08/15/2044	1,000	1,002
3.38%, 05/15/2044	1,000	1,050
3.50%, 02/15/2039	1,000	1,078
3.63%, 02/15/2020	2,000	2,184
3.63%, 02/15/2044	1,000	1,100
3.75%, 08/15/2041	1,000	1,123
3.75%, 11/15/2043	2,000	2,250
		$30,069
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$89,827
Total Investments		$276,163
Liabilities in Excess of Other Assets, Net - (0.26)%		$(718)
TOTAL NET ASSETS - 100.00%		$275,445

(a)	Non-Income Producing Security
(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $2,692 or 0.98% of net assets.

See accompanying notes.

Schedule of Investments
International Emerging Markets Account
June 30, 2015 (unaudited)

COMMON STOCKS - 95.69%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.76%			Diversified Financial Services (continued)
Multiplus SA	19,400	$234	Fubon Financial Holding Co Ltd	827,000	$1,644
Smiles SA	33,295	564	KB Financial Group Inc	35,681	1,178
		$798	Mega Financial Holding Co Ltd	1,524,484	1,373
			Rural Electrification Corp Ltd	100,917	436
Agriculture - 1.45%					$4,947
Bunge Ltd	8,443	741
KT&G Corp	9,141	777	Electric - 4.09%
		$1,518	China Power International Development Ltd	932,000	710
			Huadian Power International Corp Ltd	1,115,119	1,232
Airlines - 2.40%			Huaneng Power International Inc	388,000	540
Air China Ltd	636,000	718	JSW Energy Ltd	285,108	439
Cathay Pacific Airways Ltd	214,000	526	Korea Electric Power Corp	33,066	1,351
Korean Air Lines Co Ltd (a)	20,532	745
Turk Hava Yollari AO (a)	156,308	513			$4,272
		$2,502	Electronics - 3.33%
			FLEXium Interconnect Inc	125,000	506
Apparel - 0.86%			Hon Hai Precision Industry Co Ltd	463,354	1,456
Feng TAY Enterprise Co Ltd	82,600	480	Hu Lane Associate Inc	94,000	420
Makalot Industrial Co Ltd	49,000	421	Pegatron Corp	221,000	647
		$901	Zhen Ding Technology Holding Ltd	127,000	445
Automobile Manufacturers - 2.34%					$3,474
Ashok Leyland Ltd	532,653	606	Engineering & Construction - 1.77%
Hyundai Motor Co	3,484	424	Grupo Aeroportuario del Pacifico SAB de CV	82,400	564
Kia Motors Corp	9,343	379	Grupo Aeroportuario del Sureste SAB de CV	51,258	728
Maruti Suzuki India Ltd (b)	15,753	1,035	Promotora y Operadora de Infraestructura	52,308	560
		$2,444	SAB de CV (a)
Banks - 13.27%					$1,852
Abu Dhabi Commercial Bank PJSC	245,992	512	Food - 2.29%
Axis Bank Ltd	124,689	1,093	Gruma SAB de CV	81,000	1,045
Banco de Chile	5,134,658	563	JBS SA	165,225	870
Bank Negara Indonesia Persero Tbk PT	1,295,300	514	Thai Union Frozen Products PCL (b)	734,400	473
Bank of China Ltd	1,597,800	1,037			$2,388
Barclays Africa Group Ltd	60,941	916
China Construction Bank Corp	2,929,902	2,673	Forest Products & Paper - 0.59%
Credicorp Ltd	4,645	645	Mondi PLC	28,764	619
FirstRand Ltd	330,736	1,449
Grupo Financiero Inbursa SAB de CV	135,200	307	Gas - 0.32%
Industrial & Commercial Bank of China Ltd	1,594,000	1,265	Korea Gas Corp	8,620	334
Industrial Bank of Korea	57,120	739
Turkiye Halk Bankasi AS	101,914	469
Turkiye Is Bankasi	254,870	536	Healthcare - Services - 0.35%
Yes Bank Ltd	86,156	1,140	Netcare Ltd	117,651	370
		$13,858

Beverages - 0.33%			Holding Companies - Diversified - 0.31%
Arca Continental SAB de CV	61,100	347	AVI Ltd	47,689	319

Biotechnology - 0.42%			Home Builders - 0.48%
China Biologic Products Inc (a)	3,786	436	Hyundai Development Co-Engineering &	8,500	504
			Construction

Chemicals - 1.66%
Kumho Petrochemical Co Ltd	4,114	261	Home Furnishings - 0.68%
Lotte Chemical Corp	1,751	453	Steinhoff International Holdings Ltd	112,137	710
UPL Ltd	121,112	1,017
		$1,731	Insurance - 5.62%
Commercial Services - 0.84%			BB Seguridade Participacoes SA	75,000	826
TAL Education Group ADR (a)	10,897	384	China Taiping Insurance Holdings Co Ltd (a)	122,200	437
Zhejiang Expressway Co Ltd	356,000	494	PICC Property & Casualty Co Ltd	492,300	1,121
		$878	Ping An Insurance Group Co of China Ltd	144,500	1,950
			Powszechny Zaklad Ubezpieczen SA	8,864	1,020
Computers - 1.52%			Sanlam Ltd	93,683	510
Innolux Corp	658,000	343			$5,864
Lenovo Group Ltd	568,000	785
Tata Consultancy Services Ltd	11,451	459	Internet - 5.10%
			Alibaba Group Holding Ltd ADR(a)	6,830	562
		$1,587	Com2uSCorp (a)	1,748	194
Cosmetics & Personal Care - 1.34%			Com2uSCorp - Rights (a),(b)	284	3
Amorepacific Corp	2,660	995	Tencent Holdings Ltd	178,000	3,559
LG Household & Health Care Ltd	582	403	Vipshop Holdings Ltd ADR(a)	45,137	1,004
		$1,398			$5,322

Diversified Financial Services - 4.74%
Far East Horizon Ltd	333,000	316

See accompanying notes.

Schedule of Investments
International Emerging Markets Account
June 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value (000	's)

Iron & Steel - 0.46%			Software - 0.68%
Hyundai Steel Co	7,945	$482	HCL Technologies Ltd	49,222		$711

Leisure Products & Services - 0.82%			Telecommunications - 7.04%
China Travel International Investment Hong	1,158,000	509	America Movil SAB de CV ADR	33,798		720
Kong Ltd			Bharti Infratel Ltd	124,147		870
Merida Industry Co Ltd	54,000	350	BYD Electronic International Co Ltd (a)	234,000		317
		$859	China Mobile Ltd	220,959		2,827
			Chunghwa Telecom Co Ltd	105,000		335
Media - 2.10%			DiGi.Com Bhd	326,000		463
Naspers Ltd	14,112	2,194	SK Telecom Co Ltd	2,163		484
			Taiwan Mobile Co Ltd	131,000		437
Metal Fabrication & Hardware - 0.70%			Telekomunikasi Indonesia Persero Tbk PT	4,092,100		897
Hyosung Corp	5,643	727				$7,350
			TOTAL COMMON STOCKS			$99,934
			INVESTMENT COMPANIES - 1.08%	Shares Held	Value (000	's)
Mining - 0.87%
KGHM Polska Miedz SA	20,516	581	Publicly Traded Investment Fund - 1.08%
MMC Norilsk Nickel PJSC ADR	19,699	332	BlackRock Liquidity Funds FedFund Portfolio	1,130,161		1,130
		$913
			TOTAL INVESTMENT COMPANIES			$1,130
Miscellaneous Manufacturing - 1.34%
Largan Precision Co Ltd	10,000	1,142	PREFERRED STOCKS - 2.84%	Shares Held	Value (000	's)
SKC Co Ltd	7,719	254	Banks - 2.02%
		$1,396	Banco Bradesco SA	35,180		322
			Itau Unibanco Holding SA	161,835		1,783
Oil & Gas - 7.37%
China Petroleum & Chemical Corp	1,988,400	1,706				$2,105
CNOOC Ltd	556,000	789	Media - 0.04%
Cosan SA Industria e Comercio	54,100	437	Zee Entertainment Enterprises Ltd	3,223,416		43
Gazprom OAO ADR	103,872	541
GS Holdings Corp	9,658	430
Hindustan Petroleum Corp Ltd	62,060	710	Oil & Gas - 0.42%
			Petroleo Brasileiro SA (a)	107,000		439
Lukoil OAO ADR	32,278	1,422
MOL Hungarian Oil & Gas PLC	6,214	318
PetroChina Co Ltd	358,000	399	Telecommunications - 0.36%
SK Innovation Co Ltd (a)	3,634	396	Telefonica Brasil SA	26,900		376
Tatneft OAO ADR	16,985	544
		$7,692	TOTAL PREFERRED STOCKS			$2,963
Pharmaceuticals - 1.24%			Total Investments			$104,027
Aurobindo Pharma Ltd	56,948	1,298	Other Assets in Excess of Liabilities, Net - 0.39%			$410
			TOTAL NET ASSETS - 100.00%			$104,437

Real Estate - 1.61%
China Vanke Co Ltd	174,600	429	(a) Non-Income Producing Security
Emlak Konut Gayrimenkul Yatirim Ortakligi	609,843	628	(b)		Fair value of these investments is determined in good faith by the Manager
AS			under procedures established and periodically reviewed by the Board of
Shimao Property Holdings Ltd	148,500	292	Directors. At the end of the period, the fair value of these securities totaled
Sino-Ocean Land Holdings Ltd	442,500	334	$1,511 or 1.45% of net assets.
		$1,683

REITS - 1.29%
Fibra Uno Administracion SA de CV	151,300	360	Portfolio Summary (unaudited)
Growthpoint Properties Ltd	219,587	477	Country			Percent
Mexico Real Estate Management SA de CV (a)	368,500	511	China			20.39%
		$1,348	Korea, Republic Of			15.99%
Retail - 3.40%			Taiwan, Province Of China			15.06%
ANTA Sports Products Ltd	141,000	342	India			9.44%
Belle International Holdings Ltd	308,000	355	South Africa			7.98%
BGF retail Co Ltd	3,919	562	Mexico			5.94%
Dogus Otomotiv Servis ve Ticaret AS	77,756	455	Hong Kong			5.73%
Mr Price Group Ltd	37,089	763	Brazil			5.61%
Wal-Mart de Mexico SAB de CV	441,000	1,077	Russian Federation			2.72%
		$3,554	United States			2.54%
			Turkey			2.48%
Semiconductors - 9.91%			Poland			1.53%
Everlight Electronics Co Ltd	188,000	360	Indonesia			1.35%
Powertech Technology Inc	153,000	331	Peru			0.62%
Samsung Electronics Co Ltd	3,192	3,621	Chile			0.54%
Silicon Motion Technology Corp ADR	10,337	358	United Arab Emirates			0.49%
SK Hynix Inc	26,244	995	Thailand			0.45%
Taiwan Semiconductor Manufacturing Co Ltd	915,164	4,163	Malaysia			0.44%
Win Semiconductors Corp	378,000	526	Hungary			0.31%
		$10,354	Other Assets in Excess of Liabilities, Net			0.39%
			TOTAL NET ASSETS			100.00%

See accompanying notes.

Schedule of Investments
LargeCap Growth Account
June 30, 2015 (unaudited)

COMMON STOCKS - 98.81%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value (000	's)

Airlines - 3.95%			Packaging & Containers - 0.44%
Delta Air Lines Inc	59,014	$2,424	Rock-Tenn Co	9,200	$554
United Continental Holdings Inc (a)	47,555	2,521
		$4,945	Pharmaceuticals - 10.79%
			Allergan PLC (a)	11,455	3,476
Apparel - 4.86%
Nike Inc	39,370	4,253	AmerisourceBergen Corp	13,160	1,399
Under Armour Inc (a)	22,026	1,838	Bristol-Myers Squibb Co	52,075	3,465
		$6,091	McKesson Corp	17,235	3,875
			Mylan NV (a)	19,152	1,300
Banks - 5.52%					$13,515
Capital One Financial Corp	41,000	3,607
Morgan Stanley	85,300	3,309	Retail - 12.45%
		$6,916	Kohl's Corp	37,600	2,354
			L Brands Inc	25,006	2,144
Beverages - 1.47%			Starbucks Corp	54,588	2,927
Constellation Brands Inc	15,911	1,846	Target Corp	39,300	3,208
			Ulta Salon Cosmetics & Fragrance Inc (a)	19,073	2,946
			Urban Outfitters Inc (a)	14,400	504
Biotechnology - 9.38%
Alexion Pharmaceuticals Inc (a)	6,615	1,196	Yum! Brands Inc	16,800	1,513
Biogen Inc (a)	6,268	2,532			$15,596
Gilead Sciences Inc	53,127	6,220	Semiconductors - 4.54%
Illumina Inc (a)	8,267	1,805	Avago Technologies Ltd	6,711	892
		$11,753	Lam Research Corp	21,679	1,764
			NXP Semiconductors NV (a)	30,809	3,025
Chemicals - 3.75%
PPG Industries Inc	40,984	4,702			$5,681
			Software - 2.78%
			ServiceNow Inc (a)	23,793	1,768
Commercial Services - 7.82%			(a)
FleetCor Technologies Inc (a)	13,372	2,087	Tableau Software Inc	14,834	1,710
MasterCard Inc	44,198	4,131			$3,478
McGraw Hill Financial Inc	23,692	2,380	Telecommunications - 1.27%
Towers Watson & Co	9,562	1,203	Palo Alto Networks Inc (a)	9,137	1,596
		$9,801

Computers - 7.22%			TOTAL COMMON STOCKS		$123,785
Apple Inc	67,222	8,431	INVESTMENT COMPANIES - 1.29%	Shares Held	Value (000	's)
Cognizant Technology Solutions Corp (a)	10,000	611
			Publicly Traded Investment Fund - 1.29%
		$9,042	BlackRock Liquidity Funds FedFund Portfolio	1,620,083	1,620
Cosmetics & Personal Care - 1.58%
Estee Lauder Cos Inc/The	22,863	1,981	TOTAL INVESTMENT COMPANIES		$1,620
			Total Investments		$125,405
			Liabilities in Excess of Other Assets, Net - (0.10)%		$(131)
Diversified Financial Services - 3.74%			TOTAL NET ASSETS - 100.00%		$125,274
Intercontinental Exchange Inc	4,000	894
Visa Inc	56,440	3,790
		$4,684	(a) Non-Income Producing Security
Healthcare - Products - 2.39%
Edwards Lifesciences Corp (a)	12,907	1,838
Intuitive Surgical Inc (a)	2,390	1,158
			Portfolio Summary (unaudited)
		$2,996	Sector		Percent
Internet - 8.82%			Consumer, Non-cyclical		33.43%
Amazon.com Inc (a)	6,437	2,794	Consumer, Cyclical		24.55%
Facebook Inc (a)	48,182	4,133	Technology		14.54%
Netflix Inc (a)	2,017	1,325	Communications		12.15%
Priceline Group Inc/The (a)	1,096	1,262	Financial		9.26%
Splunk Inc (a)	22,062	1,536	Basic Materials		3.75%
		$11,050	Exchange Traded Funds		1.29%
			Energy		0.69%
Leisure Products & Services - 1.90%			Industrial		0.44%
Royal Caribbean Cruises Ltd	30,162	2,374	Liabilities in Excess of Other Assets, Net		(0.10)%
			TOTAL NET ASSETS		100.00%
Lodging - 1.39%
Hilton Worldwide Holdings Inc (a)	63,033	1,737

Media - 2.06%
Walt Disney Co/The	22,633	2,583

Oil & Gas - 0.69%
Cabot Oil & Gas Corp	27,400	864

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
June 30, 2015 (unaudited)

COMMON STOCKS - 96.89%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.05%			Biotechnology (continued)
Interpublic Group of Cos Inc/The	2,572	$50	Gilead Sciences Inc	45,055	$5,275
Omnicom Group Inc	967	67	Illumina Inc (a)	507	111
		$117	Incyte Corp (a)	5,844	609
			Medivation Inc (a)	490	56
Aerospace & Defense - 1.95%			Regeneron Pharmaceuticals Inc (a)	1,817	927
B/E Aerospace Inc	661	36	United Therapeutics Corp (a)	283	49
Boeing Co/The	31,109	4,316	Vertex Pharmaceuticals Inc (a)	6,558	810
General Dynamics Corp	346	49			$18,977
Harris Corp	132	10
Lockheed Martin Corp	765	142	Building Materials - 0.61%
Northrop Grumman Corp	367	58	Fortune Brands Home & Security Inc	347	16
Rockwell Collins Inc	824	76	Martin Marietta Materials Inc	58	8
Spirit AeroSystems Holdings Inc (a)	814	45	Vulcan Materials Co	17,608	1,478
United Technologies Corp	510	57			$1,502
		$4,789
			Chemicals - 1.97%
Agriculture - 0.29%			Air Products & Chemicals Inc	723	99
Altria Group Inc	6,488	317	Ashland Inc	40	5
Philip Morris International Inc	3,246	260	Axalta Coating Systems Ltd (a)	628	21
Reynolds American Inc	1,740	130	Celanese Corp	67	5
		$707	CF Industries Holdings Inc	951	61
			Dow Chemical Co/The	941	48
Airlines - 1.18%			Eastman Chemical Co	230	19
Alaska Air Group Inc	807	52	Ecolab Inc	27,576	3,118
American Airlines Group Inc	49,945	1,995	EI du Pont de Nemours & Co	1,709	109
Delta Air Lines Inc	3,202	132	International Flavors & Fragrances Inc	504	55
JetBlue Airways Corp (a)	727	15	LyondellBasell Industries NV	1,568	162
Southwest Airlines Co	2,630	87	Monsanto Co	1,939	207
Spirit Airlines Inc (a)	454	28	NewMarket Corp	51	23
United Continental Holdings Inc (a)	11,285	598	Platform Specialty Products Corp (a),(b)	122	3
		$2,907	PPG Industries Inc	957	110
Apparel - 0.57%			Praxair Inc	845	101
Carter's Inc	327	35	Sherwin-Williams Co/The	2,232	614
Hanesbrands Inc	25,100	836	Sigma-Aldrich Corp	290	40
Michael Kors Holdings Ltd (a)	1,238	52	Valspar Corp/The	495	40
Nike Inc	2,722	294			$4,840
Skechers U.S.A. Inc (a)	254	28	Commercial Services - 0.61%
Under Armour Inc (a)	621	52	Aaron's Inc	72	3
VF Corp	1,371	96	Automatic Data Processing Inc	1,543	124
		$1,393	Avis Budget Group Inc (a)	659	29
Automobile Manufacturers - 0.49%			Booz Allen Hamilton Holding Corp	586	15
PACCAR Inc	1,266	81	Cintas Corp	594	50
Tesla Motors Inc (a)	4,144	1,111	Equifax Inc	741	72
			FleetCor Technologies Inc (a)	319	50
		$1,192	Gartner Inc (a)	517	44
Automobile Parts & Equipment - 0.26%			Global Payments Inc	405	42
Allison Transmission Holdings Inc	608	18	KAR Auction Services Inc	296	11
BorgWarner Inc	787	45	MasterCard Inc	4,085	382
Delphi Automotive PLC	1,164	99	McGraw Hill Financial Inc	964	97
Lear Corp	362	41	Moody's Corp	719	78
Mobileye NV (a)	7,400	393	Morningstar Inc	118	9
WABCO Holdings Inc (a)	332	41	Quanta Services Inc (a)	252	7
		$637	Robert Half International Inc	841	47
			RR Donnelley & Sons Co	682	12
Banks - 1.69%			ServiceMaster Global Holdings Inc (a)	640	23
Bank of New York Mellon Corp/The	754	32	Total System Services Inc	1,029	43
Morgan Stanley	72,600	2,816	Towers Watson & Co	76	9
State Street Corp	16,800	1,293	United Rentals Inc (a)	604	53
		$4,141	Vantiv Inc (a)	3,900	149
			Verisk Analytics Inc (a)	657	48
Beverages - 0.57%
Coca-Cola Co/The	13,748	539	Western Union Co/The	3,227	65
Coca-Cola Enterprises Inc	1,451	63	WEX Inc (a)	240	27
Constellation Brands Inc	683	79			$1,489
Dr Pepper Snapple Group Inc	800	58
Monster Beverage Corp (a)	633	85	Computers - 5.69%
			Accenture PLC - Class A	2,566	248
PepsiCo Inc	6,208	580	Apple Inc	64,535	8,094
		$1,404	Cognizant Technology Solutions Corp (a)	48,472	2,962
Biotechnology - 7.72%			DST Systems Inc	176	22
Alexion Pharmaceuticals Inc (a)	26,556	4,801	EMC Corp/MA	992	26
Amgen Inc	3,060	470	Fortinet Inc (a)	889	37
Biogen Inc (a)	6,647	2,684	Genpact Ltd (a)	99,624	2,125
BioMarin Pharmaceutical Inc (a)	6,057	828	IHS Inc (a)	366	47
Celgene Corp (a)	20,366	2,357	International Business Machines Corp	2,058	335

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
June 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Computers (continued)			Electronics (continued)
Jack Henry & Associates Inc	499	$32	Waters Corp (a)	515	$66
NetApp Inc	582	18			$5,245
Synopsys Inc (a)	70	4
Teradata Corp (a)	671	25	Engineering & Construction - 0.02%
			AECOM (a)	123	4
		$13,975	SBA Communications Corp (a)	397	46
Consumer Products - 0.13%					$50
Avery Dennison Corp	527	32
Church & Dwight Co Inc	814	66	Entertainment - 0.02%
			Madison Square Garden Co/The (a)	383	32
Clorox Co/The	648	68
Kimberly-Clark Corp	1,217	129	Six Flags Entertainment Corp	447	20
Spectrum Brands Holdings Inc	157	16			$52
		$311	Environmental Control - 1.45%
			Clean Harbors Inc (a)	247	13
Cosmetics & Personal Care - 1.81%			Stericycle Inc (a)	26,397	3,535
Colgate-Palmolive Co	3,337	218
Estee Lauder Cos Inc/The	48,829	4,232	Waste Management Inc	239	11
		$4,450			$3,559
Distribution & Wholesale - 1.09%			Food - 1.14%
Fastenal Co	58,559	2,470	Campbell Soup Co	638	30
Fossil Group Inc (a)	214	15	Flowers Foods Inc	966	20
Genuine Parts Co	560	50	General Mills Inc	2,108	117
LKQ Corp (a)	1,895	57	Hain Celestial Group Inc (a)	639	42
Watsco Inc	162	20	Hershey Co/The	504	45
WW Grainger Inc	260	62	Hormel Foods Corp	833	47
		$2,674	Ingredion Inc	54	4
			Kellogg Co	789	50
Diversified Financial Services - 6.53%			Kraft Foods Group Inc	2,074	177
Affiliated Managers Group Inc (a)	340	74	Kroger Co/The	2,063	150
Air Lease Corp	33	1	Pilgrim's Pride Corp	56	1
Alliance Data Systems Corp (a)	256	75	Tyson Foods Inc	93	4
Ally Financial Inc (a)	222	5	WhiteWave Foods Co/The (a)	1,090	53
American Express Co	679	53	Whole Foods Market Inc	52,227	2,060
Ameriprise Financial Inc	621	78			$2,800
BlackRock Inc	161	56
CBOE Holdings Inc	504	29	Forest Products & Paper - 0.03%
Charles Schwab Corp/The	133,944	4,373	International Paper Co	1,616	77
CoreLogic Inc/United States (a)	252	10
Credit Acceptance Corp (a)	53	13
			Hand & Machine Tools - 0.04%
Eaton Vance Corp	734	29	Lincoln Electric Holdings Inc	433	26
Federated Investors Inc	583	19	Regal Beloit Corp	14	1
Intercontinental Exchange Inc	4,947	1,106	Snap-on Inc	361	58
Invesco Ltd	335	13	Stanley Black &Decker Inc	88	9
Legg Mason Inc	199	10			$94
Santander Consumer USA Holdings Inc (a)	41	1
SLM Corp (a)	2,440	24	Healthcare - Products - 5.48%
T Rowe Price Group Inc	1,055	82	Align Technology Inc (a)	503	32
TD Ameritrade Holding Corp	31,417	1,157	Baxter International Inc	1,396	98
Visa Inc	131,273	8,815	Becton Dickinson and Co	4,446	630
Waddell & Reed Financial Inc	486	23	Bruker BioSciences Corp (a)	691	14
		$16,046	CR Bard Inc	295	50
			Danaher Corp	79,599	6,813
Electric - 0.01%			DENTSPLY International Inc	222	11
Calpine Corp (a)	269	5	Edwards Lifesciences Corp (a)	429	61
Dominion Resources Inc/VA	195	13	Henry Schein Inc (a)	520	74
ITC Holdings Corp	356	11	Hologic Inc (a)	1,532	58
		$29	IDEXX Laboratories Inc (a)	583	37
			Intuitive Surgical Inc (a)	11,079	5,368
Electrical Components & Equipment - 0.06%			Patterson Cos Inc	293	14
AMETEK Inc	932	51	ResMed Inc	878	50
Emerson Electric Co	1,811	101	Sirona Dental Systems Inc (a)	345	35
Hubbell Inc	47	5	Stryker Corp	685	65
		$157	Varian Medical Systems Inc (a)	621	52
			VWR Corp (a)	96	3
Electronics - 2.13%
Amphenol Corp	55,985	3,245	Zimmer Biomet Holdings Inc	65	7
Gentex Corp/MI	920	15			$13,472
Honeywell International Inc	3,061	312
Jabil Circuit Inc	224	5	Healthcare - Services - 3.47%
Keysight Technologies Inc (a)	885	28	Aetna Inc	535	68
Mettler-Toledo International Inc (a)	172	59	Anthem Inc	7,926	1,301
			Centene Corp (a)	740	60
National Instruments Corp	47,411	1,397	Cigna Corp	5,736	929
Thermo Fisher Scientific Inc	536	69	DaVita HealthCare Partners Inc (a)	32,411	2,576
Tyco International PLC	1,280	49	HCA Holdings Inc (a)	155	14
			Health Net Inc/CA (a)	79	5

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
June 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Healthcare - Services (continued)			Lodging (continued)
Humana Inc	6,061	$1,159	Wynn Resorts Ltd	6,200	$612
Laboratory Corp of America Holdings (a)	207	25			$3,313
LifePoint Health Inc (a)	27	2
Mednax Inc (a)	336	25	Machinery - Construction & Mining - 0.02%
Premier Inc (a)	234	9	Caterpillar Inc	654	55
UnitedHealth Group Inc	19,240	2,347
Universal Health Services Inc	103	15	Machinery - Diversified - 0.90%
		$8,535	Babcock & Wilcox Co/The	132	4
			Cummins Inc	524	69
Home Builders - 0.03%
NVR Inc (a)	26	35	Deere & Co	374	36
Thor Industries Inc	283	16	Flowserve Corp	14,590	769
Toll Brothers Inc (a)	381	14	Graco Inc	365	26
			Middleby Corp/The (a)	357	40
		$65	Nordson Corp	377	29
Home Furnishings - 0.05%			Rockwell Automation Inc	523	65
Harman International Industries Inc	443	53	Roper Technologies Inc	239	41
Leggett & Platt Inc	858	42	Wabtec Corp/DE	12,101	1,141
Tempur Sealy International Inc (a)	380	25			$2,220
		$120
			Media - 0.97%
			AMC Networks Inc (a)	373	31
Housewares - 0.03%
Newell Rubbermaid Inc	843	35	Cablevision Systems Corp	181	4
Scotts Miracle-Gro Co/The	244	14	CBS Corp	1,732	96
Tupperware Brands Corp	293	19	Charter Communications Inc (a)	260	45
		$68	Comcast Corp - Class A	7,696	463
			Comcast Corp - Special Class A	1,371	82
Insurance - 0.12%			DIRECTV (a)	1,897	176
Aon PLC	992	99	DISH Network Corp (a)	912	62
Arthur J Gallagher & Co	580	27	FactSet Research Systems Inc	260	42
Berkshire Hathaway Inc - Class B (a)	489	67	Scripps Networks Interactive Inc	571	37
Erie Indemnity Co	153	13	Sirius XM Holdings Inc (a)	14,321	54
Markel Corp (a)	8	6	Starz (a)	537	24
Marsh & McLennan Cos Inc	1,302	74	Time Warner Cable Inc	991	177
		$286	Time Warner Inc	1,491	130
Internet - 15.69%			Twenty-First Century Fox Inc - A Shares	3,000	98
Alibaba Group Holding Ltd ADR(a)	12,647	1,040	Viacom Inc	64	4
Amazon.com Inc (a)	23,144	10,046	Viacom Inc	1,397	90
Baidu Inc ADR(a)	6,900	1,374	Walt Disney Co/The	6,811	777
CDW Corp/DE	821	28			$2,392
Dropbox Inc (a),(b),(c),(d)	1,434	27	Metal Fabrication & Hardware - 0.31%
eBay Inc (a)	4,963	299	Precision Castparts Corp	3,764	752
Expedia Inc	614	67
F5 Networks Inc (a)	447	54
Facebook Inc (a)	79,539	6,822	Mining - 0.01%
Flipkart Online Services Pvt Ltd (a),(b),(c),(e)	194	28	Compass Minerals International Inc	209	17
Google Inc - A Shares (a)	9,448	5,102	Tahoe Resources Inc	91	1
Google Inc - C Shares (a)	8,457	4,403			$18
Groupon Inc (a)	3,085	15
LinkedIn Corp (a)	4,580	946	Miscellaneous Manufacturing - 1.35%
Netflix Inc (a)	1,013	666	3M Co	2,485	383
Priceline Group Inc/The (a)	3,399	3,914	AO Smith Corp	462	33
TripAdvisor Inc (a)	35,700	3,111	Carlisle Cos Inc	88	9
			Colfax Corp (a)	39,598	1,827
Twitter Inc (a)	1,966	71
VeriSign Inc (a)	657	41	Illinois Tool Works Inc	1,176	108
Vipshop Holdings Ltd ADR(a)	22,900	509	Ingersoll-Rand PLC	115	8
			Pall Corp	415	52
		$38,563	Parker-Hannifin Corp	391	45
Iron & Steel - 0.00%			Textron Inc	19,292	862
Steel Dynamics Inc	167	3			$3,327
			Office & Business Equipment - 0.00%
Leisure Products & Services - 0.05%			Pitney Bowes Inc	486	10
Brunswick Corp/DE	425	22
Norwegian Cruise Line Holdings Ltd (a)	752	42
			Oil & Gas - 1.19%
Polaris Industries Inc	414	61	Cabot Oil & Gas Corp	1,638	52
		$125	Cimarex Energy Co	3,480	384
			Continental Resources Inc/OK (a)	175	7
Lodging - 1.35%
Choice Hotels International Inc	220	12	CVR Energy Inc	43	2
Hilton Worldwide Holdings Inc (a)	44,743	1,233	EOG Resources Inc	294	26
Las Vegas Sands Corp	1,285	67	EQT Corp	10,800	878
Marriott International Inc/MD	835	62	HollyFrontier Corp	180	8
MGM Resorts International (a)	66,729	1,218	Marathon Petroleum Corp	253	13
Starwood Hotels & Resorts Worldwide Inc	594	48	Murphy USA Inc (a)	17	1
Wyndham Worldwide Corp	747	61	Pioneer Natural Resources Co	3,800	527

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
June 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Oil & Gas (continued)			REITS (continued)
Range Resources Corp	20,853	$1,029	Tanger Factory Outlet Centers Inc	597	$19
Tesoro Corp	47	4			$1,031
		$2,931
			Retail - 6.62%
Oil & Gas Services - 1.86%			Advance Auto Parts Inc	455	72
FMC Technologies Inc (a)	50,810	2,108	AutoNation Inc (a)	454	29
Oceaneering International Inc	107	5	AutoZone Inc (a)	127	85
Schlumberger Ltd	28,447	2,452	Bed Bath & Beyond Inc (a)	1,067	74
Targa Resources Corp	170	15	Brinker International Inc	364	21
		$4,580	CarMax Inc (a)	10,843	718
			Chipotle Mexican Grill Inc (a)	876	530
Packaging & Containers - 0.09%			Coach Inc	240	8
Ball Corp	858	60	Copart Inc (a)	788	28
Bemis Co Inc	66	3	Costco Wholesale Corp	23,449	3,167
Crown Holdings Inc (a)	381	20
Graphic Packaging Holding Co	1,182	17	CST Brands Inc	395	15

Owens-Illinois Inc (a)	63	2	CVS Health Corp	4,399	461
			Dick's Sporting Goods Inc	394	20
Packaging Corp of America	610	38	Dillard's Inc	17	2
Rock-Tenn Co	167	10	Dollar General Corp	1,224	95
Sealed Air Corp	1,309	67	Dollar Tree Inc (a)	821	65
Silgan Holdings Inc	252	13	Domino's Pizza Inc	343	39
		$230	Dunkin' Brands Group Inc	599	33
Pharmaceuticals - 9.32%			Foot Locker Inc	753	50
AbbVie Inc	7,045	473	Gap Inc/The	1,484	57
Allergan PLC (a)	8,206	2,490	GNC Holdings Inc	534	24
AmerisourceBergen Corp	893	95	Home Depot Inc/The	5,214	579
Bristol-Myers Squibb Co	60,366	4,017	L Brands Inc	999	86
Cardinal Health Inc	1,209	101	Liberty Interactive Corp QVC Group (a)	1,254	35
Eli Lilly & Co	16,730	1,396	Lowe's Cos Inc	22,720	1,522
Express Scripts Holding Co (a)	50,320	4,475	Macy's Inc	981	66
Herbalife Ltd (a)	389	22	McDonald's Corp	3,358	319
Hospira Inc (a)	839	74	Michaels Cos Inc/The (a)	390	11
Johnson & Johnson	1,442	141	O'Reilly Automotive Inc (a)	402	91
McKesson Corp	15,033	3,380	Panera Bread Co (a)	157	27
Mead Johnson Nutrition Co	34,039	3,071	Penske Automotive Group Inc	99	5
Merck & Co Inc	1,287	73	Ross Stores Inc	1,670	81
Mylan NV (a)	1,266	86	Sally Beauty Holdings Inc (a)	982	31
Omnicare Inc	204	19	Starbucks Corp	112,804	6,048
OPKO Health Inc (a)	1,463	24	Target Corp	330	27
Quintiles Transnational Holdings Inc (a)	467	34	TJX Cos Inc/The	2,745	182
Valeant Pharmaceuticals International Inc (a)	12,600	2,799	Tractor Supply Co	13,943	1,254
VCA Inc (a)	482	26	Ulta Salon Cosmetics & Fragrance Inc (a)	400	62
Zoetis Inc	2,006	97	Walgreens Boots Alliance Inc	808	68
		$22,893	Williams-Sonoma Inc	570	47
			World Fuel Services Corp	81	4
Pipelines - 0.08%			Yum! Brands Inc	1,512	136
ONEOK Inc	585	23			$16,274
Williams Cos Inc/The	2,988	172
		$195	Semiconductors - 1.47%
			Analog Devices Inc	998	64
Real Estate - 0.04%			Applied Materials Inc	2,537	49
CBRE Group Inc (a)	1,782	66	Avago Technologies Ltd	902	120
Jones Lang LaSalle Inc	203	35	Intel Corp	2,069	63
		$101	IPG Photonics Corp (a)	215	18
			Microchip Technology Inc	1,260	60
REITS - 0.42%			Micron Technology Inc (a)	532	10
American Tower Corp	1,484	138	NXP Semiconductors NV (a)	28,894	2,837
Boston Properties Inc	567	69	Qorvo Inc (a)	520	42
Columbia Property Trust Inc	95	2
Crown Castle International Corp	1,367	110	Qualcomm Inc	973	61
Digital Realty Trust Inc	485	32	Skyworks Solutions Inc	664	69
Empire State Realty Trust Inc	326	6	Texas Instruments Inc	4,108	212
Equinix Inc	230	58	Xilinx Inc	372	16
Equity LifeStyle Properties Inc	525	28			$3,621
Extra Space Storage Inc	725	47	Shipbuilding - 0.01%
Federal Realty Investment Trust	427	55	Huntington Ingalls Industries Inc	302	34
Health Care REIT Inc	985	65
Healthcare Trust of America Inc	102	2
Iron Mountain Inc	514	16	Software - 6.25%
			Adobe Systems Inc (a)	1,756	142
Lamar Advertising Co	504	29	Akamai Technologies Inc (a)	3,521	245
Omega Healthcare Investors Inc	309	11	ANSYS Inc (a)	20,504	1,871
Plum Creek Timber Co Inc	448	18
Post Properties Inc	114	6	Broadridge Financial Solutions Inc	747	37
Public Storage	542	100	CDK Global Inc	998	54
			Cerner Corp (a)	1,197	83
Simon Property Group Inc	1,271	220

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
June 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)	PREFERRED STOCKS - 0.06%	Shares Held Value (000's)

Software (continued)	Internet - 0.06%
Electronic Arts Inc (a)	1,291	$86	Flipkart Online Services Pvt Ltd Series G	985	$140
Fidelity National Information Services Inc	761	47	(a),(b),(c),(l)
Fiserv Inc (a)	960	80
Intuit Inc	1,128	114	TOTAL PREFERRED STOCKS	$140
King Digital Entertainment PLC	500	7	Total Investments	$245,511
Microsoft Corp	54,441	2,403	Other Assets in Excess of Liabilities, Net - 0.09%	$232
MSCI Inc	700	43	TOTAL NET ASSETS - 100.00%	$245,743
NetSuite Inc (a)	21,435	1,967
Oracle Corp	7,767	313
Paychex Inc	1,128	53	(a)	Non-Income Producing Security
Rackspace Hosting Inc (a)	767	29	(b)
Security is Illiquid. At the end of the period, the value of these securities
Red Hat Inc (a)	14,737	1,119	totaled $970 or 0.39% of net assets.
Salesforce.com inc (a)	74,940	5,218	(c)	Fair value of these investments is determined in good faith by the Manager
ServiceNow Inc (a)	11,500	855	under
procedures established and periodically reviewed by the Board of
SolarWinds Inc (a)	415	19	Directors. At the end of the period, the fair value of these securities totaled
SS&C Technologies Holdings Inc	398	25	$967 or 0.39% of net assets.
Tableau Software Inc (a)	308	35	(d)
Restricted Security.	At the end of the period, the value of this security
Veeva Systems Inc (a)	442	12	totaled $27 or 0.01% of the net assets.	The security was purchased
Workday Inc (a)	6,500	497	November 7, 2014 at a total cost of $27.
$15,354	(e)	Restricted Security. At the end of the period, the value of this security totaled $28 or 0.01% of net assets. The security was purchased March 19,
Telecommunications - 0.43%
ARRIS Group Inc (a)	141	4	2015 at a cost of $22.
Palo Alto Networks Inc (a)	2,052	359	(f)	Restricted Security.	At the end of the period, the value of this security
Verizon Communications Inc	14,744	687	totaled $366 or 0.15% of the net assets.	The security was purchased April
$1,050	16, 2014 at a cost of $160.
(g)	Restricted Security.	At the end of the period, the value of this security
Textiles - 0.02%	totaled $157 or 0.06% of the net assets.	The security was purchased
Mohawk Industries Inc (a)	270	52	January 30, 2014 at a total cost of $157.
(h)	Restricted Security.	At the end of the period, the value of this security
totaled $10 or 0.00% of the net assets.	The security was purchased March
Toys, Games & Hobbies - 0.02%	19, 2015 at a total	cost of $8.
Hasbro Inc	563	42	(i)	Restricted Security.	At the end of the period, the value of this security
totaled $17 or 0.01% of the net assets.	The security was purchased March
Transportation - 1.13%	19, 2015 at a total	cost of $13.
Canadian Pacific Railway Ltd	2,900	465	(j)	Restricted Security. At the end of the period, the value of this security
CH Robinson Worldwide Inc	908	57	totaled $31 or 0.01% of net assets. The security was purchased on March
CSX Corp	1,588	52	19, 2015 at a cost of $25.
Expeditors International of Washington Inc	1,191	55	(k)	Restricted Security. At the end of the period, the value of this security
FedEx Corp	7,399	1,261	totaled $191 or 0.08% of net assets. The security was purchased on
Genesee & Wyoming Inc (a)	128	10	December 5, 2014 at a cost of $191.
JB Hunt Transport Services Inc	2,673	219	(l)	Restricted Security. At the end of the period, the value of this security
Landstar System Inc	276	18	totaled $140 or 0.06% of net assets. The security was purchased on
Old Dominion Freight Line Inc (a)	434	30	December 17, 2014 at a cost of $118.
Teekay Corp	112	5
Union Pacific Corp	3,431	327
United Parcel Service Inc	2,749	266
Portfolio Summary (unaudited)
$2,765	Sector	Percent
TOTAL COMMON STOCKS	$238,091	Consumer, Non-cyclical	30.56%
INVESTMENT COMPANIES - 2.65%	Shares Held	Value (000	's)	Communications	17.51%
Publicly Traded Investment Fund - 2.65%	Technology	13.39%
BlackRock Liquidity Funds FedFund Portfolio	2,174,499	2,175	Consumer, Cyclical	11.78%
Cash Account Trust - Government & Agency	408,526	408	Industrial	10.07%
Portfolio - Government Cash Managed	Financial	8.80%
First American Government Obligations Fund	3,924,987	3,925	Energy	3.13%
$6,508	Exchange Traded Funds	2.65%
TOTAL INVESTMENT COMPANIES	$6,508	Basic Materials	2.01%
CONVERTIBLE PREFERRED STOCKS -	Utilities	0.01%
0.31%	Shares Held	Value (000	's)	Other Assets in Excess of Liabilities, Net	0.09%
TOTAL NET ASSETS	100.00%
Internet - 0.31%
Airbnb Inc (a),(b),(c),(f)	3,936	366
Dropbox Inc (a),(b),(c),(g)	8,228	157
Flipkart Online Services Pvt Ltd Series A	68	10
(a),(b),(c),(h)
Flipkart Online Services Pvt Ltd Series C	117	17
(a),(b),(c),(i)
Flipkart Online Services Pvt Ltd Series E	220	31
(a),(b),(c),(j)
Uber Technologies Inc (a),(b),(c),(k)	5,740	191
$772
TOTAL CONVERTIBLE PREFERRED STOCKS	$772

See accompanying notes.

		Schedule of Investments
LargeCap Growth Account I
June 30, 2015 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; September 2015	Long	64	$6,718	$6,574	$(144)
Total					$(144)
Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2015 (unaudited)

COMMON STOCKS - 97.91%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.13%			Beverages - 2.08%
Interpublic Group of Cos Inc/The	43,357	$835	Brown-Forman Corp	16,361	$1,639
Omnicom Group Inc	25,652	1,783	Coca-Cola Co/The	411,893	16,159
		$2,618	Coca-Cola Enterprises Inc	22,506	978
			Constellation Brands Inc	17,789	2,064
Aerospace & Defense - 1.95%			Dr Pepper Snapple Group Inc	20,131	1,467
Boeing Co/The	67,525	9,367	Keurig Green Mountain Inc	12,124	929
General Dynamics Corp	32,790	4,646	Molson Coors Brewing Co	16,763	1,170
Harris Corp	12,939	995	Monster Beverage Corp (a)	15,366	2,059
L-3 Communications Holdings Inc	8,647	980	PepsiCo Inc	154,983	14,466
Lockheed Martin Corp	28,092	5,222			$40,931
Northrop Grumman Corp	20,347	3,228
Raytheon Co	32,039	3,065	Biotechnology - 3.12%
Rockwell Collins Inc	13,888	1,283	Alexion Pharmaceuticals Inc (a)	23,509	4,250
United Technologies Corp	86,927	9,643	Amgen Inc	79,833	12,256
		$38,429	Biogen Inc (a)	24,698	9,977
			Celgene Corp (a)	83,279	9,638
Agriculture - 1.50%			Gilead Sciences Inc	154,307	18,066
Altria Group Inc	206,486	10,099	Regeneron Pharmaceuticals Inc (a)	7,916	4,038
Archer-Daniels-Midland Co	65,138	3,141	Vertex Pharmaceuticals Inc (a)	25,593	3,160
Philip Morris International Inc	162,658	13,040			$61,385
Reynolds American Inc	43,644	3,259
		$29,539	Building Materials - 0.16%
			Martin Marietta Materials Inc	6,518	922
Airlines - 0.44%			Masco Corp	36,497	974
American Airlines Group Inc	72,743	2,905	Vulcan Materials Co	13,929	1,169
Delta Air Lines Inc	86,236	3,542			$3,065
Southwest Airlines Co	70,170	2,322
		$8,769	Chemicals - 2.29%
			Air Products & Chemicals Inc	20,295	2,777
Apparel - 0.76%			Airgas Inc	7,135	755
Hanesbrands Inc	42,174	1,405	CF Industries Holdings Inc	24,710	1,588
Michael Kors Holdings Ltd (a)	20,863	878	Dow Chemical Co/The	113,788	5,822
Nike Inc	73,120	7,898	Eastman Chemical Co	15,642	1,280
Ralph Lauren Corp	6,345	840	Ecolab Inc	28,138	3,182
Under Armour Inc (a)	17,652	1,473	EI du Pont de Nemours & Co	95,048	6,078
VF Corp	35,697	2,490	FMC Corp	14,020	737
		$14,984	International Flavors & Fragrances Inc	8,492	928
Automobile Manufacturers - 0.68%			LyondellBasell Industries NV	41,247	4,270
Ford Motor Co	417,408	6,265	Monsanto Co	49,990	5,328
General Motors Co	141,754	4,725	Mosaic Co/The	32,586	1,527
PACCAR Inc	37,253	2,377	PPG Industries Inc	28,544	3,275
		$13,367	Praxair Inc	30,272	3,619
			Sherwin-Williams Co/The	8,316	2,287
Automobile Parts & Equipment - 0.42%			Sigma-Aldrich Corp	12,539	1,747
BorgWarner Inc	23,757	1,350			$45,200
Delphi Automotive PLC	30,317	2,580
Goodyear Tire & Rubber Co/The	28,324	854	Coal - 0.03%
Johnson Controls Inc	68,756	3,405	Consol Energy Inc	24,026	522
		$8,189
			Commercial Services - 1.32%
Banks - 7.52%
Bank of America Corp	1,102,709	18,768	ADT Corp/The	17,985	604
Bank of New York Mellon Corp/The	117,757	4,942	Automatic Data Processing Inc	49,299	3,955
BB&T Corp	76,748	3,094	Cintas Corp	9,969	843
Capital One Financial Corp	57,373	5,047	Equifax Inc	12,495	1,213
Citigroup Inc	318,581	17,598	H&R Block Inc	28,900	857
Comerica Inc	18,690	959	MasterCard Inc	101,765	9,513
Fifth Third Bancorp	85,042	1,771	McGraw Hill Financial Inc	28,738	2,887
Goldman Sachs Group Inc/The	42,185	8,808	Moody's Corp	18,680	2,017
			Quanta Services Inc (a)	22,241	641
Huntington Bancshares Inc/OH	84,894	960
JP Morgan Chase & Co	389,661	26,403	Robert Half International Inc	14,182	787
KeyCorp	89,071	1,338	Total System Services Inc	17,223	719
			United Rentals Inc (a)	10,181	892
M&T Bank Corp	13,961	1,744
Morgan Stanley	161,343	6,259	Western Union Co/The	54,212	1,102
Northern Trust Corp	23,033	1,761			$26,030
PNC Financial Services Group Inc/The	54,381	5,202	Computers - 6.09%
Regions Financial Corp	140,735	1,458	Accenture PLC - Class A	65,756	6,364
State Street Corp	43,225	3,328	Apple Inc	604,901	75,870
SunTrust Banks Inc	54,202	2,332	Cognizant Technology Solutions Corp (a)	64,103	3,916
US Bancorp/MN	186,166	8,080	Computer Sciences Corp	14,456	949
Wells Fargo & Co	492,001	27,670	EMC Corp/MA	203,914	5,381
Zions Bancorporation	21,336	677	Hewlett-Packard Co	189,671	5,692
		$148,199	International Business Machines Corp	96,158	15,641
			NetApp Inc	32,737	1,033
			SanDisk Corp	21,831	1,271

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Computers (continued)			Electronics - 1.39%
Seagate Technology PLC	33,324	$1,583	Agilent Technologies Inc	34,984	$1,350
Teradata Corp (a)	14,909	552	Allegion PLC	10,045	604
Western Digital Corp	22,790	1,787	Amphenol Corp	32,436	1,880
		$120,039	Corning Inc	132,146	2,607
			FLIR Systems Inc	14,712	453
Consumer Products - 0.31%			Garmin Ltd	12,663	556
Avery Dennison Corp	9,557	582	Honeywell International Inc	82,078	8,370
Clorox Co/The	13,773	1,433	PerkinElmer Inc	11,885	626
Kimberly-Clark Corp	38,230	4,051	TE Connectivity Ltd	42,691	2,745
		$6,066	Thermo Fisher Scientific Inc	41,795	5,423
Cosmetics & Personal Care - 1.53%			Tyco International PLC	44,207	1,701
Colgate-Palmolive Co	89,280	5,840	Waters Corp (a)	8,682	1,115
Estee Lauder Cos Inc/The	23,441	2,031			$27,430
Procter & Gamble Co/The (b)	284,861	22,288
			Energy - Alternate Sources - 0.02%
		$30,159	First Solar Inc (a)	7,939	373
Distribution & Wholesale - 0.22%
Fastenal Co	28,544	1,204	Engineering & Construction - 0.07%
Fossil Group Inc (a)	4,509	313	Fluor Corp	15,479	820
Genuine Parts Co	15,980	1,430	Jacobs Engineering Group Inc (a)	13,186	536
WW Grainger Inc	6,253	1,480			$1,356
		$4,427
			Environmental Control - 0.22%
Diversified Financial Services - 2.63%			Republic Services Inc	26,192	1,026
Affiliated Managers Group Inc (a)	5,745	1,256	Stericycle Inc (a)	8,929	1,196
Alliance Data Systems Corp (a)	6,515	1,902	Waste Management Inc	44,705	2,072
American Express Co	91,725	7,129			$4,294
Ameriprise Financial Inc	19,044	2,379
BlackRock Inc	13,333	4,613	Food - 1.70%
Charles Schwab Corp/The	121,367	3,963	Campbell Soup Co	18,660	889
CME Group Inc/IL	33,316	3,100	ConAgra Foods Inc	44,839	1,960
Discover Financial Services	46,462	2,677	General Mills Inc	62,588	3,487
E*Trade Financial Corp (a)	30,437	912	Hershey Co/The	15,409	1,369
Franklin Resources Inc	40,953	2,008	Hormel Foods Corp	14,151	798
Intercontinental Exchange Inc	11,734	2,624	JM Smucker Co/The	10,176	1,103
Invesco Ltd	45,223	1,695	Kellogg Co	26,308	1,649
Legg Mason Inc	10,242	528	Kraft Foods Group Inc	62,188	5,295
NASDAQ OMX Group Inc/The	12,435	607	Kroger Co/The	51,470	3,732
Navient Corp	40,846	744	McCormick & Co Inc/MD	13,417	1,086
T Rowe Price Group Inc	27,587	2,144	Mondelez International Inc	170,793	7,026
Visa Inc	202,968	13,629	Sysco Corp	62,344	2,251
		$51,910	Tyson Foods Inc	30,631	1,306
			Whole Foods Market Inc	37,619	1,484
Electric - 2.48%					$33,435
AES Corp/VA	71,655	950
Ameren Corp	25,476	960	Forest Products & Paper - 0.11%
American Electric Power Co Inc	51,443	2,725	International Paper Co	44,400	2,113
CMS Energy Corp	28,978	923
Consolidated Edison Inc	30,751	1,780	Gas -0.27%
Dominion Resources Inc/VA	62,314	4,167	AGL ResourcesInc	12,593	586
DTE Energy Co	18,829	1,406	CenterPoint Energy Inc	45,171	860
Duke Energy Corp	72,610	5,128	NiSource Inc	33,324	1,519
Edison International	34,209	1,901	Sempra Energy	24,436	2,418
Entergy Corp	18,849	1,329			$5,383
Eversource Energy	33,352	1,515
Exelon Corp	90,429	2,841	Hand & Machine Tools - 0.14%
FirstEnergy Corp	44,312	1,442	Snap-on Inc	6,123	975
NextEra Energy Inc	46,632	4,571	Stanley Black &Decker Inc	16,141	1,699
NRG Energy Inc	35,016	801			$2,674
Pepco Holdings Inc	26,545	715
PG&E Corp	50,413	2,475	Healthcare - Products - 2.10%
Pinnacle West Capital Corp	11,628	662	Baxter International Inc	57,146	3,996
PPL Corp	70,150	2,067	Becton Dickinson and Co	21,985	3,114
			Boston Scientific Corp (a)	140,769	2,492
Public Service Enterprise Group Inc	53,115	2,086
SCANA Corp	15,006	760	CR Bard Inc	7,795	1,331
Southern Co/The	95,366	3,996	Danaher Corp	64,659	5,534
TECO Energy Inc	24,687	436	DENTSPLY International Inc	14,680	757
			Edwards Lifesciences Corp (a)	11,293	1,608
WEC Energy Group Inc	33,096	1,488	Henry Schein Inc (a)	8,779	1,248
Xcel Energy Inc	53,225	1,713	Intuitive Surgical Inc (a)	3,870	1,875
		$48,837	Medtronic PLC	149,630	11,087
Electrical Components & Equipment - 0.27%			Patterson Cos Inc	8,996	438
AMETEK Inc	25,359	1,389	St Jude Medical Inc	29,412	2,149
Emerson Electric Co	70,171	3,890	Stryker Corp	31,388	3,000
		$5,279	Varian Medical Systems Inc (a)	10,478	884

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Healthcare - Products (continued)			Iron & Steel - 0.09%
Zimmer Biomet Holdings Inc	17,892	$1,954	Allegheny Technologies Inc	11,467	$346
		$41,467	Nucor Corp	33,508	1,477
					$1,823
Healthcare - Services - 1.90%
Aetna Inc	36,665	4,673	Leisure Products & Services - 0.25%
Anthem Inc	27,775	4,559	Carnival Corp	47,355	2,339
Cigna Corp	27,023	4,378	Harley-Davidson Inc	21,950	1,237
DaVita HealthCare Partners Inc (a)	18,054	1,435	Royal Caribbean Cruises Ltd	17,317	1,362
HCA Holdings Inc (a)	30,452	2,762			$4,938
Humana Inc	15,726	3,008
Laboratory Corp of America Holdings (a)	10,541	1,278	Lodging - 0.25%
Quest Diagnostics Inc	15,081	1,094	Marriott International Inc/MD	21,652	1,611
Tenet Healthcare Corp (a)	10,418	603	Starwood Hotels & Resorts Worldwide Inc	17,942	1,455
UnitedHealth Group Inc	99,948	12,194	Wyndham Worldwide Corp	12,604	1,032
Universal Health Services Inc	9,571	1,360	Wynn Resorts Ltd	8,560	845
		$37,344			$4,943
Holding Companies - Diversified - 0.04%			Machinery - Construction & Mining - 0.29%
Leucadia National Corp	33,108	804	Caterpillar Inc	63,381	5,376
			Joy Global Inc	10,232	370
					$5,746
Home Builders - 0.13%
DR Horton Inc	35,030	958	Machinery - Diversified - 0.55%
Lennar Corp	18,745	957	Cummins Inc	17,606	2,310
Pulte Group Inc	34,454	694	Deere & Co	35,056	3,402
		$2,609	Flowserve Corp	14,142	745
			Rockwell Automation Inc	14,132	1,761
Home Furnishings - 0.15%			Roper Technologies Inc	10,554	1,820
Harman International Industries Inc	7,470	889	Xylem Inc/NY	19,043	706
Leggett & Platt Inc	14,468	704			$10,744
Whirlpool Corp	8,257	1,429
		$3,022	Media - 3.53%
			Cablevision Systems Corp	23,148	554
Housewares - 0.06%			CBS Corp	47,540	2,639
Newell Rubbermaid Inc	28,213	1,160	Comcast Corp - Class A	263,919	15,872
			DIRECTV (a)	52,793	4,899
			Discovery Communications Inc - A Shares (a)	15,660	521
Insurance - 3.91%			Discovery Communications Inc - C Shares (a)	27,414	852
ACE Ltd	34,291	3,487	Gannett Co Inc (a)	11,909	167
Aflac Inc	45,557	2,834	News Corp (a)	52,576	767
Allstate Corp/The	42,945	2,786
American International Group Inc	140,005	8,655	Nielsen NV	38,755	1,735
Aon PLC	29,581	2,949	Scripps Networks Interactive Inc	9,979	652
Assurant Inc	7,131	478	TEGNA Inc	23,819	764
Berkshire Hathaway Inc - Class B (a)	191,493	26,064	Time Warner Cable Inc	29,681	5,288
Chubb Corp/The	24,123	2,295	Time Warner Inc	86,583	7,568
Cincinnati Financial Corp	15,531	779	Twenty-First Century Fox Inc - A Shares	185,786	6,046
Genworth Financial Inc (a)	52,225	395	Viacom Inc	37,512	2,425
Hartford Financial Services Group Inc/The	44,092	1,833	Walt Disney Co/The	163,905	18,708
Lincoln National Corp	26,567	1,573			$69,457
Loews Corp	31,195	1,201	Metal Fabrication & Hardware - 0.15%
Marsh & McLennan Cos Inc	56,532	3,205	Precision Castparts Corp	14,513	2,901
MetLife Inc	117,159	6,560
Progressive Corp/The	56,058	1,560
Prudential Financial Inc	47,564	4,163	Mining - 0.24%
Torchmark Corp	13,241	771	Alcoa Inc	128,348	1,431
Travelers Cos Inc/The	33,462	3,234	Freeport-McMoRan Inc	109,203	2,034
Unum Group	26,198	937	Newmont Mining Corp	55,528	1,297
XL Group PLC	32,196	1,198			$4,762
		$76,957	Miscellaneous Manufacturing - 2.73%
Internet - 4.81%			3M Co	66,605	10,277
Amazon.com Inc (a)	40,094	17,404	Dover Corp	16,840	1,182
eBay Inc (a)	116,075	6,992	Eaton Corp PLC	49,044	3,310
Expedia Inc	10,468	1,145	General Electric Co	1,057,961	28,110
F5 Networks Inc (a)	7,552	909	Illinois Tool Works Inc	35,518	3,260
Facebook Inc (a)	221,146	18,967	Ingersoll-Rand PLC	27,795	1,874
Google Inc - A Shares (a)	30,050	16,228	Pall Corp	11,217	1,396
Google Inc - C Shares (a)	30,136	15,686	Parker-Hannifin Corp	14,560	1,694
Netflix Inc (a)	6,365	4,181	Pentair PLC	18,861	1,297
Priceline Group Inc/The (a)	5,442	6,266	Textron Inc	29,152	1,301
Symantec Corp	71,475	1,662			$53,701
TripAdvisor Inc (a)	11,753	1,024
VeriSign Inc (a)	11,002	679	Office & Business Equipment - 0.08%
Yahoo! Inc (a)	91,638	3,601	Pitney Bowes Inc	21,176	441
			Xerox Corp	108,958	1,159
		$94,744			$1,600

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Oil & Gas - 5.75%			Publicly Traded Investment Fund - 0.82%
Anadarko Petroleum Corp	53,332	$4,163	iShares Core S&P 500 ETF	78,116	$16,187
Apache Corp	39,594	2,282
Cabot Oil & Gas Corp	43,427	1,370
			Real Estate - 0.05%
Chesapeake Energy Corp	54,344	607	CBRE Group Inc (a)	29,368	1,087
Chevron Corp	197,448	19,048
Cimarex Energy Co	9,835	1,085
ConocoPhillips	129,458	7,950	REITS - 2.37%
Devon Energy Corp	40,575	2,414	American Tower Corp	44,423	4,144
Diamond Offshore Drilling Inc	7,056	182	Apartment Investment & Management Co	16,409	606
Ensco PLC	24,605	548	AvalonBay Communities Inc	13,879	2,219
EOG Resources Inc	57,637	5,046	Boston Properties Inc	16,107	1,950
EQT Corp	15,996	1,301	Crown Castle International Corp	35,435	2,845
Exxon Mobil Corp	439,011	36,526	Equinix Inc	5,976	1,518
Helmerich & Payne Inc	11,303	796	Equity Residential	38,218	2,682
Hess Corp	25,648	1,715	Essex Property Trust Inc	6,861	1,458
Marathon Oil Corp	70,869	1,881	General Growth Properties Inc	66,066	1,695
Marathon Petroleum Corp	57,043	2,984	HCP Inc	48,475	1,768
Murphy Oil Corp	17,565	730	Health Care REIT Inc	36,857	2,419
Newfield Exploration Co (a)	17,093	618	Host Hotels & Resorts Inc	79,555	1,578
Noble Corp PLC	25,405	391	Iron Mountain Inc	19,676	610
Noble Energy Inc	40,635	1,734	Kimco Realty Corp	43,338	977
Occidental Petroleum Corp	80,651	6,272	Macerich Co/The	14,789	1,103
Phillips 66	56,943	4,587	Plum Creek Timber Co Inc	18,440	748
Pioneer Natural Resources Co	15,676	2,174	Prologis Inc	55,024	2,041
Range Resources Corp	17,483	863	Public Storage	15,249	2,812
Southwestern Energy Co (a)	40,633	924	Realty Income Corp	24,416	1,084
Tesoro Corp	13,222	1,116	Simon Property Group Inc	32,682	5,655
Transocean Ltd	35,862	578	SL Green Realty Corp	10,456	1,149
Valero Energy Corp	53,404	3,343	Ventas Inc	34,742	2,157
		$113,228	Vornado Realty Trust	18,384	1,745
			Weyerhaeuser Co	54,362	1,712
Oil & Gas Services - 1.13%					$46,675
Baker Hughes Inc	45,640	2,816
Cameron International Corp (a)	20,097	1,052	Retail - 6.36%
FMC Technologies Inc (a)	24,245	1,006	AutoNation Inc (a)	7,901	498
Halliburton Co	89,340	3,848	AutoZone Inc (a)	3,330	2,221
National Oilwell Varco Inc	40,725	1,966	Bed Bath & Beyond Inc (a)	17,987	1,241
Schlumberger Ltd	133,319	11,491	Best Buy Co Inc	30,743	1,003
		$22,179	CarMax Inc (a)	21,968	1,454
			Chipotle Mexican Grill Inc (a)	3,259	1,972
Packaging & Containers - 0.21%			Coach Inc	29,009	1,004
Ball Corp	14,474	1,015	Costco Wholesale Corp	46,145	6,232
MeadWestvaco Corp	35,049	1,654	CVS Health Corp	118,473	12,425
Owens-Illinois Inc (a)	16,931	389
			Darden Restaurants Inc	13,208	939
Sealed Air Corp	22,067	1,134	Dollar General Corp	31,196	2,425
		$4,192	Dollar Tree Inc (a)	21,649	1,710
Pharmaceuticals - 7.71%			Family Dollar Stores Inc	10,094	795
Abbott Laboratories	156,317	7,672	GameStop Corp	11,205	481
AbbVie Inc	180,552	12,131	Gap Inc/The	27,607	1,054
Allergan PLC (a)	41,206	12,504	Home Depot Inc/The	136,391	15,157
AmerisourceBergen Corp	21,913	2,330	Kohl's Corp	20,776	1,301
Bristol-Myers Squibb Co	175,030	11,647	L Brands Inc	25,750	2,208
Cardinal Health Inc	34,737	2,906	Lowe's Cos Inc	97,931	6,558
Eli Lilly & Co	102,539	8,561	Macy's Inc	35,322	2,383
Endo International PLC (a)	21,290	1,696	McDonald's Corp	100,643	9,568
Express Scripts Holding Co (a)	76,574	6,810	Nordstrom Inc	14,804	1,103
Hospira Inc (a)	18,141	1,609	O'Reilly Automotive Inc (a)	10,603	2,396
Johnson & Johnson	291,166	28,377	PVH Corp	8,682	1,000
Mallinckrodt PLC (a)	12,282	1,446	Ross Stores Inc	43,447	2,112
McKesson Corp	24,312	5,466	Staples Inc	67,267	1,030
Mead Johnson Nutrition Co	21,266	1,919	Starbucks Corp	157,550	8,447
Merck & Co Inc	296,645	16,888	Target Corp	67,040	5,472
Mylan NV (a)	43,220	2,933	Tiffany & Co	11,798	1,083
Perrigo Co PLC	15,357	2,838	TJX Cos Inc/The	71,439	4,727
Pfizer Inc (b)	646,548	21,679	Tractor Supply Co	14,324	1,288
Zoetis Inc	52,495	2,531	Urban Outfitters Inc (a)	10,224	358
		$151,943	Walgreens Boots Alliance Inc	91,622	7,737
			Wal-Mart Stores Inc	165,695	11,753
Pipelines - 0.72%			Yum! Brands Inc	45,401	4,090
Kinder Morgan Inc/DE	182,123	6,992			$125,225
ONEOK Inc	21,919	865
Spectra Energy Corp	70,488	2,298	Savings & Loans - 0.05%
Williams Cos Inc/The	70,781	4,062	Hudson City Bancorp Inc	50,596	500
		$14,217

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		INVESTMENT COMPANIES - 2.26%	Shares Held	Value (000	's)

Savings & Loans (continued)			Publicly Traded Investment Fund - 2.26%
People's United Financial Inc	32,456	$526	BlackRock Liquidity Funds FedFund Portfolio	44,582,885	$44,583
		$1,026
			TOTAL INVESTMENT COMPANIES		$44,583
Semiconductors - 2.86%
Altera Corp	31,614	1,619	Total Investments		$1,973,581
Analog Devices Inc	32,921	2,113	Liabilities in Excess of Other Assets, Net - (0.17)%		$(3,290)
Applied Materials Inc	129,316	2,486	TOTAL NET ASSETS - 100.00%		$1,970,291
Avago Technologies Ltd	26,941	3,581
Broadcom Corp	57,102	2,940
Intel Corp	498,114	15,150	(a) Non-Income Producing Security
KLA-Tencor Corp	16,791	944	(b)	Security or a portion of the security was pledged to cover margin
Lam Research Corp	16,623	1,352	requirements for futures contracts. At the end of the period, the value of
Linear Technology Corp	25,143	1,112	these securities totaled $5,556 or 0.28% of net assets.
Microchip Technology Inc	21,243	1,008
Micron Technology Inc (a)	113,116	2,131
NVIDIA Corp	53,664	1,079	Portfolio Summary (unaudited)
Qorvo Inc (a)	15,690	1,259	Sector		Percent
Qualcomm Inc	171,102	10,716	Consumer, Non-cyclical		23.35%
Skyworks Solutions Inc	20,065	2,089	Financial		16.53%
Texas Instruments Inc	109,236	5,627	Technology		12.95%
Xilinx Inc	27,152	1,199	Communications		11.52%
		$56,405	Consumer, Cyclical		9.87%
Software - 4.00%			Industrial		9.70%
Adobe Systems Inc (a)	49,901	4,042	Energy		7.65%
Akamai Technologies Inc (a)	18,748	1,309	Exchange Traded Funds		3.08%
Autodesk Inc (a)	23,903	1,197	Utilities		2.75%
CA Inc	33,239	974	Basic Materials		2.73%
Cerner Corp (a)	32,153	2,220	Diversified		0.04%
Citrix Systems Inc (a)	16,830	1,181	Liabilities in Excess of Other Assets, Net		(0.17)%
Dun & Bradstreet Corp/The	3,783	462	TOTAL NET ASSETS		100.00%
Electronic Arts Inc (a)	32,647	2,171
Fidelity National Information Services Inc	29,763	1,839
Fiserv Inc (a)	24,862	2,059
Intuit Inc	28,944	2,917
Microsoft Corp	849,396	37,501
Oracle Corp	334,732	13,490
Paychex Inc	34,324	1,609
Red Hat Inc (a)	19,248	1,462
Salesforce.com inc (a)	64,014	4,457
		$78,890

Telecommunications - 3.05%
AT&T Inc	545,259	19,368
CenturyLink Inc	59,194	1,739
Cisco Systems Inc	534,012	14,664
Frontier Communications Corp	121,096	599
Juniper Networks Inc	36,897	958
Level 3 Communications Inc (a)	30,890	1,627
Motorola Solutions Inc	19,490	1,118
Verizon Communications Inc	428,236	19,960
		$60,033

Textiles - 0.06%
Mohawk Industries Inc (a)	6,523	1,245

Toys, Games & Hobbies - 0.09%
Hasbro Inc	11,763	880
Mattel Inc	35,525	912
		$1,792

Transportation - 1.57%
CH Robinson Worldwide Inc	15,312	955
CSX Corp	103,736	3,387
Expeditors International of Washington Inc	20,083	926
FedEx Corp	27,679	4,717
JB Hunt Transport Services Inc	9,654	792
Kansas City Southern	11,607	1,059
Norfolk Southern Corp	32,008	2,796
Ryder System Inc	5,597	489
Union Pacific Corp	91,936	8,768
United Parcel Service Inc	72,865	7,061
		$30,950
TOTAL COMMON STOCKS		$1,928,998

See accompanying notes.

		Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2015 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; September 2015	Long	421	$43,871	$43,245	$(626)
Total					$(626)
Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
June 30, 2015 (unaudited)

COMMON STOCKS - 89.62%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.12%			Beverages - 1.89%
Interpublic Group of Cos Inc/The	2,766	$53	Brown-Forman Corp	1,044	$105
Omnicom Group Inc	1,636	114	Coca-Cola Co/The	26,284	1,031
		$167	Coca-Cola Enterprises Inc	1,436	62
			Constellation Brands Inc	1,135	132
Aerospace & Defense - 1.78%			Dr Pepper Snapple Group Inc	1,284	94
Boeing Co/The	4,309	598	Keurig Green Mountain Inc	773	59
General Dynamics Corp	2,092	296	Molson Coors Brewing Co	1,069	75
Harris Corp	825	63	Monster Beverage Corp (a)	980	131
L-3 Communications Holdings Inc	551	63	PepsiCo Inc	9,890	923
Lockheed Martin Corp	1,792	333			$2,612
Northrop Grumman Corp	1,298	206
Raytheon Co	2,044	196	Biotechnology - 2.84%
Rockwell Collins Inc	886	82	Alexion Pharmaceuticals Inc (a)	1,500	271
United Technologies Corp	5,547	615	Amgen Inc	5,094	782
		$2,452	Biogen Inc (a)	1,576	636
			Celgene Corp (a)	5,314	615
Agriculture - 1.37%			Gilead Sciences Inc	9,846	1,153
Altria Group Inc	13,176	645	Regeneron Pharmaceuticals Inc (a)	505	258
Archer-Daniels-Midland Co	4,156	200	Vertex Pharmaceuticals Inc (a)	1,633	202
Philip Morris International Inc	10,379	832			$3,917
Reynolds American Inc	2,785	208
		$1,885	Building Materials - 0.14%
			Martin Marietta Materials Inc	415	59
Airlines - 0.41%			Masco Corp	2,329	62
American Airlines Group Inc	4,641	186	Vulcan Materials Co	888	74
Delta Air Lines Inc	5,503	226			$195
Southwest Airlines Co	4,477	148
		$560	Chemicals - 2.09%
			Air Products & Chemicals Inc	1,295	177
Apparel - 0.69%			Airgas Inc	455	48
Hanesbrands Inc	2,691	90	CF Industries Holdings Inc	1,576	101
Michael Kors Holdings Ltd (a)	1,331	56	Dow Chemical Co/The	7,261	372
Nike Inc	4,666	504	Eastman Chemical Co	998	82
Ralph Lauren Corp	404	53	Ecolab Inc	1,795	203
Under Armour Inc (a)	1,126	94	EI du Pont de Nemours & Co	6,065	388
VF Corp	2,277	159	FMC Corp	894	47
		$956	International Flavors & Fragrances Inc	541	59
Automobile Manufacturers - 0.62%			LyondellBasell Industries NV	2,632	272
Ford Motor Co	26,636	400	Monsanto Co	3,190	340
General Motors Co	9,045	301	Mosaic Co/The	2,079	97
PACCAR Inc	2,377	152	PPG Industries Inc	1,821	209
		$853	Praxair Inc	1,931	231
			Sherwin-Williams Co/The	530	146
Automobile Parts & Equipment - 0.38%			Sigma-Aldrich Corp	800	112
BorgWarner Inc	1,516	86			$2,884
Delphi Automotive PLC	1,934	165
Goodyear Tire & Rubber Co/The	1,807	55	Coal - 0.02%
Johnson Controls Inc	4,387	217	Consol Energy Inc	1,533	33
		$523
			Commercial Services - 1.20%
Banks - 6.86%
Bank of America Corp	70,367	1,198	ADT Corp/The	1,147	39
Bank of New York Mellon Corp/The	7,514	315	Automatic Data Processing Inc	3,145	252
BB&T Corp	4,897	198	Cintas Corp	636	54
Capital One Financial Corp	3,661	322	Equifax Inc	797	77
Citigroup Inc	20,329	1,123	H&R Block Inc	1,844	55
Comerica Inc	1,192	61	MasterCard Inc	6,493	607
Fifth Third Bancorp	5,426	113	McGraw Hill Financial Inc	1,833	184
Goldman Sachs Group Inc/The	2,692	562	Moody's Corp	1,192	129
			Quanta Services Inc (a)	1,419	41
Huntington Bancshares Inc/OH	5,417	61
JP Morgan Chase & Co	24,865	1,685	Robert Half International Inc	905	50
KeyCorp	5,683	85	Total System Services Inc	1,099	46
			United Rentals Inc (a)	649	57
M&T Bank Corp	890	111
Morgan Stanley	10,295	399	Western Union Co/The	3,459	70
Northern Trust Corp	1,469	112			$1,661
PNC Financial Services Group Inc/The	3,470	332	Computers - 5.55%
Regions Financial Corp	8,980	93	Accenture PLC - Class A	4,196	406
State Street Corp	2,758	213	Apple Inc	38,600	4,842
SunTrust Banks Inc	3,458	149	Cognizant Technology Solutions Corp (a)	4,090	250
US Bancorp/MN	11,879	516	Computer Sciences Corp	922	61
Wells Fargo & Co	31,396	1,766	EMC Corp/MA	13,012	343
Zions Bancorporation	1,361	43	Hewlett-Packard Co	12,103	363
		$9,457	International Business Machines Corp	6,136	998
			NetApp Inc	2,089	66
			SanDisk Corp	1,393	81

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
June 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Computers (continued)			Electronics - 1.27%
Seagate Technology PLC	2,126	$101	Agilent Technologies Inc	2,232	$86
Teradata Corp (a)	951	35	Allegion PLC	641	39
Western Digital Corp	1,454	114	Amphenol Corp	2,069	120
		$7,660	Corning Inc	8,432	166
			FLIR Systems Inc	938	29
Consumer Products - 0.28%			Garmin Ltd	808	35
Avery Dennison Corp	609	37	Honeywell International Inc	5,237	534
Clorox Co/The	878	91	PerkinElmer Inc	758	40
Kimberly-Clark Corp	2,439	259	TE Connectivity Ltd	2,724	175
		$387	Thermo Fisher Scientific Inc	2,667	346
Cosmetics & Personal Care - 1.40%			Tyco International PLC	2,821	109
Colgate-Palmolive Co	5,697	373	Waters Corp (a)	554	71
Estee Lauder Cos Inc/The	1,495	129			$1,750
Procter & Gamble Co/The	18,177	1,422	Energy - Alternate Sources - 0.02%
		$1,924	First Solar Inc (a)	506	24
Distribution & Wholesale - 0.20%
Fastenal Co	1,821	77	Engineering & Construction - 0.06%
Fossil Group Inc (a)	287	20	Fluor Corp	987	52
Genuine Parts Co	1,019	91	Jacobs Engineering Group Inc (a)	841	34
WW Grainger Inc	399	94			$86
		$282
			Environmental Control - 0.20%
Diversified Financial Services - 2.40%			Republic Services Inc	1,671	66
Affiliated Managers Group Inc (a)	366	80	Stericycle Inc (a)	569	76
Alliance Data Systems Corp (a)	415	121	Waste Management Inc	2,852	132
American Express Co	5,853	455			$274
Ameriprise Financial Inc	1,215	152
BlackRock Inc	850	294	Food - 1.55%
Charles Schwab Corp/The	7,744	253	Campbell Soup Co	1,190	57
CME Group Inc/IL	2,126	198	ConAgra Foods Inc	2,861	125
Discover Financial Services	2,964	171	General Mills Inc	3,994	223
E*Trade Financial Corp (a)	1,942	58	Hershey Co/The	983	87
Franklin Resources Inc	2,613	128	Hormel Foods Corp	903	51
Intercontinental Exchange Inc	748	167	JM Smucker Co/The	649	70
Invesco Ltd	2,885	108	Kellogg Co	1,678	105
Legg Mason Inc	653	33	Kraft Foods Group Inc	3,968	338
NASDAQ OMX Group Inc/The	793	39	Kroger Co/The	3,284	238
Navient Corp	2,606	47	McCormick & Co Inc/MD	856	69
T Rowe Price Group Inc	1,760	137	Mondelez International Inc	10,898	448
Visa Inc	12,952	870	Sysco Corp	3,978	144
		$3,311	Tyson Foods Inc	1,954	83
			Whole Foods Market Inc	2,400	95
Electric - 2.26%					$2,133
AES Corp/VA	4,572	61
Ameren Corp	1,625	61	Forest Products & Paper - 0.10%
American Electric Power Co Inc	3,282	174	International Paper Co	2,833	135
CMS Energy Corp	1,849	59
Consolidated Edison Inc	1,962	113	Gas - 0.25%
Dominion Resources Inc/VA	3,976	266	AGL Resources Inc	803	37
DTE Energy Co	1,201	90	CenterPoint Energy Inc	2,882	55
Duke Energy Corp	4,633	327	NiSource Inc	2,126	97
Edison International	2,183	121	Sempra Energy	1,559	154
Entergy Corp	1,202	85			$343
Eversource Energy	2,128	97
Exelon Corp	5,770	181	Hand & Machine Tools - 0.12%
FirstEnergy Corp	2,827	92	Snap-on Inc	390	62
NextEra Energy Inc	2,975	292	Stanley Black &Decker Inc	1,030	109
NRG Energy Inc	2,234	51			$171
Pepco Holdings Inc	1,693	46
PG&E Corp	3,217	158	Healthcare - Products - 1.92%
Pinnacle West Capital Corp	742	42	Baxter International Inc	3,646	255
PPL Corp	4,476	132	Becton Dickinson and Co	1,402	199
			Boston Scientific Corp (a)	8,982	159
Public Service Enterprise Group Inc	3,389	133
SCANA Corp	957	48	CR Bard Inc	497	85
Southern Co/The	6,085	255	Danaher Corp	4,126	353
TECO Energy Inc	1,575	28	DENTSPLY International Inc	936	48
			Edwards Lifesciences Corp (a)	720	103
WEC Energy Group Inc	2,110	95	Henry Schein Inc (a)	560	80
Xcel Energy Inc	3,396	109	Intuitive Surgical Inc (a)	246	119
		$3,116	Medtronic PLC	9,548	707
Electrical Components & Equipment - 0.24%			Patterson Cos Inc	574	28
AMETEK Inc	1,618	89	St Jude Medical Inc	1,876	137
Emerson Electric Co	4,477	248	Stryker Corp	2,003	191
		$337	Varian Medical Systems Inc (a)	668	56

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
June 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Healthcare - Products (continued)			Iron & Steel - 0.08%
Zimmer Biomet Holdings Inc	1,141	$125	Allegheny Technologies Inc	731	$22
		$2,645	Nucor Corp	2,138	94
					$116
Healthcare - Services - 1.73%
Aetna Inc	2,339	298	Leisure Products & Services - 0.23%
Anthem Inc	1,772	291	Carnival Corp	3,021	149
Cigna Corp	1,724	279	Harley-Davidson Inc	1,400	79
DaVita HealthCare Partners Inc (a)	1,152	92	Royal Caribbean Cruises Ltd	1,105	87
HCA Holdings Inc (a)	1,943	176			$315
Humana Inc	1,003	192
Laboratory Corp of America Holdings (a)	672	81	Lodging - 0.23%
Quest Diagnostics Inc	962	70	Marriott International Inc/MD	1,381	102
Tenet Healthcare Corp (a)	664	38	Starwood Hotels & Resorts Worldwide Inc	1,144	93
UnitedHealth Group Inc	6,378	778	Wyndham Worldwide Corp	804	66
Universal Health Services Inc	610	87	Wynn Resorts Ltd	546	54
		$2,382			$315
Holding Companies - Diversified - 0.04%			Machinery - Construction & Mining - 0.27%
Leucadia National Corp	2,112	51	Caterpillar Inc	4,044	343
			Joy Global Inc	652	24
					$367
Home Builders - 0.12%
DR Horton Inc	2,235	61	Machinery - Diversified - 0.50%
Lennar Corp	1,196	61	Cummins Inc	1,123	147
Pulte Group Inc	2,198	44	Deere & Co	2,237	217
		$166	Flowserve Corp	902	48
			Rockwell Automation Inc	901	112
Home Furnishings - 0.14%			Roper Technologies Inc	673	116
Harman International Industries Inc	476	57	Xylem Inc/NY	1,215	45
Leggett & Platt Inc	923	45			$685
Whirlpool Corp	526	91
		$193	Media - 3.21%
			Cablevision Systems Corp	1,477	35
Housewares - 0.05%			CBS Corp	3,033	168
Newell Rubbermaid Inc	1,800	74	Comcast Corp - Class A	16,841	1,013
			DIRECTV (a)	3,368	312
			Discovery Communications Inc - A Shares (a)	999	33
Insurance - 3.56%			Discovery Communications Inc - C Shares (a)	1,749	54
ACE Ltd	2,188	222	Gannett Co Inc (a)	760	11
Aflac Inc	2,907	181	News Corp (a)	3,355	49
Allstate Corp/The	2,740	178
American International Group Inc	8,934	552	Nielsen NV	2,473	111
Aon PLC	1,887	188	Scripps Networks Interactive Inc	636	42
Assurant Inc	455	30	TEGNA Inc	1,520	49
Berkshire Hathaway Inc - Class B (a)	12,219	1,663	Time Warner Cable Inc	1,894	337
Chubb Corp/The	1,539	146	Time Warner Inc	5,525	483
Cincinnati Financial Corp	991	50	Twenty-First Century Fox Inc - A Shares	11,855	386
Genworth Financial Inc (a)	3,332	25	Viacom Inc	2,393	155
Hartford Financial Services Group Inc/The	2,813	117	Walt Disney Co/The	10,459	1,194
Lincoln National Corp	1,695	100			$4,432
Loews Corp	1,990	77	Metal Fabrication & Hardware - 0.13%
Marsh & McLennan Cos Inc	3,607	205	Precision Castparts Corp	926	185
MetLife Inc	7,476	419
Progressive Corp/The	3,577	100
Prudential Financial Inc	3,035	266	Mining - 0.22%
Torchmark Corp	844	49	Alcoa Inc	8,190	91
Travelers Cos Inc/The	2,135	206	Freeport-McMoRan Inc	6,968	130
Unum Group	1,671	60	Newmont Mining Corp	3,543	83
XL Group PLC	2,054	76			$304
		$4,910	Miscellaneous Manufacturing - 2.48%
Internet - 4.38%			3M Co	4,250	656
Amazon.com Inc (a)	2,558	1,111	Dover Corp	1,074	75
eBay Inc (a)	7,407	446	Eaton Corp PLC	3,129	211
Expedia Inc	668	73	General Electric Co (b)	67,512	1,794
F5 Networks Inc (a)	481	58	Illinois Tool Works Inc	2,266	208
Facebook Inc (a)	14,112	1,210	Ingersoll-Rand PLC	1,773	119
Google Inc - A Shares (a)	1,917	1,035	Pall Corp	715	89
Google Inc - C Shares (a)	1,923	1,001	Parker-Hannifin Corp	929	108
Netflix Inc (a)	406	267	Pentair PLC	1,203	83
Priceline Group Inc/The (a)	347	400	Textron Inc	1,860	83
Symantec Corp	4,561	106			$3,426
TripAdvisor Inc (a)	750	65
VeriSign Inc (a)	702	43	Office & Business Equipment - 0.07%
Yahoo! Inc (a)	5,847	230	Pitney Bowes Inc	1,351	28
			Xerox Corp	6,953	74
		$6,045			$102

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
June 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Oil & Gas - 5.24%			Publicly Traded Investment Fund - 1.14%
Anadarko Petroleum Corp	3,403	$266	iShares Core S&P 500 ETF	7,561	$1,567
Apache Corp	2,526	146
Cabot Oil & Gas Corp	2,771	87
			Real Estate - 0.05%
Chesapeake Energy Corp	3,467	39	CBRE Group Inc (a)	1,874	69
Chevron Corp	12,599	1,215
Cimarex Energy Co	627	69
ConocoPhillips	8,261	507	REITS - 2.16%
Devon Energy Corp	2,589	154	American Tower Corp	2,834	264
Diamond Offshore Drilling Inc	450	12	Apartment Investment & Management Co	1,047	39
Ensco PLC	1,570	35	AvalonBay Communities Inc	885	142
EOG Resources Inc	3,678	322	Boston Properties Inc	1,027	124
EQT Corp	1,020	83	Crown Castle International Corp	2,261	182
Exxon Mobil Corp (b)	28,014	2,331	Equinix Inc	381	97
Helmerich & Payne Inc	721	51	Equity Residential	2,438	171
Hess Corp	1,636	109	Essex Property Trust Inc	437	93
Marathon Oil Corp	4,522	120	General Growth Properties Inc	4,215	108
Marathon Petroleum Corp	3,640	190	HCP Inc	3,093	113
Murphy Oil Corp	1,120	47	Health Care REIT Inc	2,352	154
Newfield Exploration Co (a)	1,090	39	Host Hotels & Resorts Inc	5,076	101
Noble Corp PLC	1,621	25	Iron Mountain Inc	1,255	39
Noble Energy Inc	2,593	111	Kimco Realty Corp	2,765	62
Occidental Petroleum Corp	5,146	400	Macerich Co/The	943	70
Phillips 66	3,633	293	Plum Creek Timber Co Inc	1,176	48
Pioneer Natural Resources Co	1,000	139	Prologis Inc	3,511	130
Range Resources Corp	1,115	55	Public Storage	973	180
Southwestern Energy Co (a)	2,592	59	Realty Income Corp	1,558	69
Tesoro Corp	843	71	Simon Property Group Inc	2,085	361
Transocean Ltd	2,288	37	SL Green Realty Corp	667	73
Valero Energy Corp	3,407	213	Ventas Inc	2,217	138
		$7,225	Vornado Realty Trust	1,173	111
			Weyerhaeuser Co	3,469	109
Oil & Gas Services - 1.03%					$2,978
Baker Hughes Inc	2,912	180
Cameron International Corp (a)	1,282	67	Retail - 5.79%
FMC Technologies Inc (a)	1,547	64	AutoNation Inc (a)	504	32
Halliburton Co	5,701	246	AutoZone Inc (a)	212	141
National Oilwell Varco Inc	2,598	125	Bed Bath & Beyond Inc (a)	1,147	79
Schlumberger Ltd	8,507	733	Best Buy Co Inc	1,961	64
		$1,415	CarMax Inc (a)	1,401	93
			Chipotle Mexican Grill Inc (a)	208	126
Packaging & Containers - 0.19%			Coach Inc	1,851	64
Ball Corp	923	65	Costco Wholesale Corp	2,944	398
MeadWestvaco Corp	2,236	105	CVS Health Corp	7,560	793
Owens-Illinois Inc (a)	1,080	25
			Darden Restaurants Inc	842	60
Sealed Air Corp	1,408	72	Dollar General Corp	1,990	155
		$267	Dollar Tree Inc (a)	1,381	109
Pharmaceuticals - 7.03%			Family Dollar Stores Inc	644	51
Abbott Laboratories	9,975	490	GameStop Corp	715	31
AbbVie Inc	11,521	774	Gap Inc/The	1,761	67
Allergan PLC (a)	2,629	798	Home Depot Inc/The	8,703	967
AmerisourceBergen Corp	1,398	149	Kohl's Corp	1,325	83
Bristol-Myers Squibb Co	11,169	743	L Brands Inc	1,643	141
Cardinal Health Inc	2,216	185	Lowe's Cos Inc	6,249	418
Eli Lilly & Co	6,543	546	Macy's Inc	2,254	152
Endo International PLC (a)	1,358	108	McDonald's Corp	6,422	610
Express Scripts Holding Co (a)	4,886	435	Nordstrom Inc	944	70
Hospira Inc (a)	1,157	103	O'Reilly Automotive Inc (a)	676	153
Johnson & Johnson	18,580	1,811	PVH Corp	554	64
Mallinckrodt PLC (a)	783	92	Ross Stores Inc	2,772	135
McKesson Corp	1,551	349	Staples Inc	4,292	66
Mead Johnson Nutrition Co	1,357	122	Starbucks Corp	10,053	539
Merck & Co Inc	18,929	1,078	Target Corp	4,278	349
Mylan NV (a)	2,758	187	Tiffany & Co	752	69
Perrigo Co PLC	980	181	TJX Cos Inc/The	4,558	301
Pfizer Inc	41,258	1,383	Tractor Supply Co	914	82
Zoetis Inc	3,349	161	Urban Outfitters Inc (a)	652	23
		$9,695	Walgreens Boots Alliance Inc	5,846	494
			Wal-Mart Stores Inc	10,573	750
Pipelines - 0.66%			Yum! Brands Inc	2,897	261
Kinder Morgan Inc/DE	11,621	446			$7,990
ONEOK Inc	1,398	55
Spectra Energy Corp	4,498	147	Savings & Loans - 0.05%
Williams Cos Inc/The	4,516	259	Hudson City Bancorp Inc	3,228	32
		$907

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
June 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		INVESTMENT COMPANIES - 10.42%	Shares Held	Value (000	's)

Savings & Loans (continued)			Publicly Traded Investment Fund - 10.42%
People's United Financial Inc	2,071	$33	BlackRock Liquidity Funds FedFund Portfolio	14,376,136		$14,376
		$65
			TOTAL INVESTMENT COMPANIES			$14,376
Semiconductors - 2.61%			TOTAL PURCHASED OPTIONS - 0.64%			$880
Altera Corp	2,017	103
Analog Devices Inc	2,100	135	Total Investments			$138,867
Applied Materials Inc	8,252	159	Liabilities in Excess of Other Assets, Net - (0.68)%			$(940)
Avago Technologies Ltd	1,719	229	TOTAL NET ASSETS - 100.00%			$137,927
Broadcom Corp	3,643	188
Intel Corp	31,786	967
KLA-Tencor Corp	1,071	60	(a) Non-Income Producing Security
Lam Research Corp	1,060	86	(b)		Security or a portion of the security was pledged to cover margin
Linear Technology Corp	1,604	71	requirements for futures contracts. At the end of the period, the value of
Microchip Technology Inc	1,355	64	these securities totaled $1,345 or 0.98% of net assets.
Micron Technology Inc (a)	7,218	136
NVIDIA Corp	3,424	69
Qorvo Inc (a)	1,001	80
			Portfolio Summary (unaudited)
Qualcomm Inc	10,918	684	Sector			Percent
Skyworks Solutions Inc	1,280	133	Consumer, Non-cyclical			21.28%
Texas Instruments Inc	6,970	359	Financial			15.08%
Xilinx Inc	1,732	76	Technology			11.81%
		$3,599	Exchange Traded Funds			11.56%
Software - 3.65%			Communications			10.49%
Adobe Systems Inc (a)	3,184	258	Consumer, Cyclical			9.00%
Akamai Technologies Inc (a)	1,196	84	Industrial			8.81%
Autodesk Inc (a)	1,525	76	Energy			6.97%
CA Inc	2,121	62	Utilities			2.51%
Cerner Corp (a)	2,051	142	Basic Materials			2.49%
Citrix Systems Inc (a)	1,073	75	Purchased Options			0.64%
Dun & Bradstreet Corp/The	241	30	Diversified			0.04%
Electronic Arts Inc (a)	2,083	139	Liabilities in Excess of Other Assets, Net			(0.68)%
Fidelity National Information Services Inc	1,899	117	TOTAL NET ASSETS			100.00%
Fiserv Inc (a)	1,586	131
Intuit Inc	1,847	186
Microsoft Corp (b)	54,202	2,393
Oracle Corp	21,360	861
Paychex Inc	2,190	103
Red Hat Inc (a)	1,228	93
Salesforce.com inc (a)	4,084	284
		$5,034

Telecommunications - 2.78%
AT&T Inc	34,794	1,236
CenturyLink Inc	3,777	111
Cisco Systems Inc	34,077	936
Frontier Communications Corp	7,727	38
Juniper Networks Inc	2,354	61
Level 3 Communications Inc (a)	1,971	104
Motorola Solutions Inc	1,243	71
Verizon Communications Inc	27,327	1,274
		$3,831

Textiles - 0.06%
Mohawk Industries Inc (a)	416	79

Toys, Games & Hobbies - 0.08%
Hasbro Inc	750	56
Mattel Inc	2,266	58
		$114

Transportation - 1.43%
CH Robinson Worldwide Inc	977	61
CSX Corp	6,619	216
Expeditors International of Washington Inc	1,281	59
FedEx Corp	1,766	301
JB Hunt Transport Services Inc	616	51
Kansas City Southern	740	68
Norfolk Southern Corp	2,042	178
Ryder System Inc	357	31
Union Pacific Corp	5,866	559
United Parcel Service Inc	4,649	451
		$1,975
TOTAL COMMON STOCKS		$123,611

See accompanying notes.

		Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
June 30, 2015 (unaudited)

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value		Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; September 2015		Long	73	$7,605	$7,499	$(106)
Total						$(106)

Amounts in thousands except contracts

Options

				Upfront Premiums		Unrealized
Purchased Options Outstanding	Exercise Price	Expiration Date	Contracts	Paid/(Received)	Fair Value	Appreciation/(Depreciation)
Call - S&P 500 Index	$2,135.00	07/06/2015	90	$42	$—	$(42)
Put - S&P 500 Index	$2,070.00	07/13/2015	200	490	577	87
Put - S&P 500 Index	$2,090.00	07/06/2015	100	88	303	215
Total				$620	$880	$260

				Upfront Premiums		Unrealized
Written Options Outstanding	Exercise Price	Expiration Date	Contracts	Paid/(Received)	Fair Value	Appreciation/(Depreciation)
Call - S&P 500 Index	$2,140.00	07/06/2015	90	$(30)	$(1)	$29
Put - S&P 500 Index	$2,060.00	07/13/2015	200	(421)	(485)	(64)
Put - S&P 500 Index	$2,085.00	07/06/2015	100	(76)	(262)	(186)
Total				$(527)	$(748)	$(221)

Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
LargeCap Value Account
June 30, 2015 (unaudited)

COMMON STOCKS - 99.55%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value (000	's)

Aerospace & Defense - 5.51%			Miscellaneous Manufacturing - 1.67%
General Dynamics Corp	32,575	$4,615	General Electric Co	101,500	$2,697
L-3 Communications Holdings Inc	16,176	1,834
United Technologies Corp	22,200	2,463	Oil & Gas - 13.03%
		$8,912	Chevron Corp	12,100	1,167
Agriculture - 2.76%			Cimarex Energy Co	8,285	914
Archer-Daniels-Midland Co	54,282	2,617	ConocoPhillips	46,194	2,837
Philip Morris International Inc	23,183	1,859	Denbury Resources Inc	101,000	643
		$4,476	EP Energy Corp (a)	45,192	575
			Exxon Mobil Corp	85,700	7,130
Airlines - 0.82%			Hess Corp	33,600	2,247
Delta Air Lines Inc	32,342	1,329	Tesoro Corp	36,044	3,043
			Valero Energy Corp	40,400	2,529
Automobile Parts & Equipment - 1.24%					$21,085
Lear Corp	17,853	2,004	Packaging & Containers - 0.72%
			Rock-Tenn Co	19,398	1,168
Banks - 17.87%
Citigroup Inc	43,000	2,375	Pharmaceuticals - 7.05%
Goldman Sachs Group Inc/The	22,276	4,651	Cardinal Health Inc	49,887	4,173
JP Morgan Chase & Co	107,561	7,288	Johnson & Johnson	22,080	2,152
KeyCorp	250,119	3,757	Pfizer Inc	151,500	5,080
SunTrust Banks Inc	62,040	2,669			$11,405
Wells Fargo & Co	145,582	8,188
		$28,928	REITS - 2.85%
			Duke Realty Corp	30,000	557
Biotechnology - 1.29%			Extra Space Storage Inc	19,100	1,246
Amgen Inc	13,600	2,088	Simon Property Group Inc	7,180	1,242
			Ventas Inc	25,200	1,565
Computers - 1.91%					$4,610
Western Digital Corp	39,509	3,098	Retail - 5.35%
			Foot Locker Inc	38,818	2,601
Cosmetics & Personal Care - 0.99%			Kohl's Corp	13,121	822
Procter & Gamble Co/The	20,500	1,604	Macy's Inc (b)	28,264	1,907
			Target Corp	29,600	2,416
			Wal-Mart Stores Inc	13,000	922
Electric - 4.81%					$8,668
PG&E Corp	64,609	3,172
PPL Corp	59,683	1,759	Semiconductors - 2.24%
Public Service Enterprise Group Inc	69,600	2,734	Broadcom Corp	27,200	1,401
Talen Energy Corp (a)	7,454	128	Intel Corp	72,966	2,219
		$7,793			$3,620

Food - 2.89%			Software - 3.26%
Kroger Co/The	49,161	3,565	Electronic Arts Inc (a)	34,100	2,268
Tyson Foods Inc	26,000	1,108	Microsoft Corp	68,064	3,005
		$4,673			$5,273

Healthcare - Products - 1.47%			Telecommunications - 2.55%
Danaher Corp	27,800	2,379	AT&T Inc	36,000	1,279
			Cisco Systems Inc	103,550	2,843
					$4,122
Healthcare - Services - 6.60%
Aetna Inc	31,157	3,971	TOTAL COMMON STOCKS		$161,104
Anthem Inc	23,500	3,857	INVESTMENT COMPANIES - 0.10%	Shares Held	Value (000	's)
UnitedHealth Group Inc	23,400	2,855	Publicly Traded Investment Fund - 0.10%
		$10,683	BlackRock Liquidity Funds FedFund Portfolio	159,590	160
Insurance - 9.94%
American International Group Inc	29,392	1,817	TOTAL INVESTMENT COMPANIES		$160
Berkshire Hathaway Inc - Class B (a)	50,972	6,938	Total Investments		$161,264
Everest Re Group Ltd	8,200	1,492	Other Assets in Excess of Liabilities, Net - 0.35%		$570
Hartford Financial Services Group Inc/The	27,300	1,135	TOTAL NET ASSETS - 100.00%		$161,834
Lincoln National Corp	33,421	1,979
MetLife Inc	29,300	1,640
Reinsurance Group of America Inc	11,369	1,079	(a) Non-Income Producing Security
		$16,080	(b)		Security or a portion of the security was pledged to cover margin
			requirements for futures contracts. At the end of the period, the value of
Iron & Steel - 0.63%			these securities totaled $843 or 0.52% of net assets.
Reliance Steel & Aluminum Co	16,800	1,016

Media - 2.10%
Comcast Corp - Class A	56,422	3,393

See accompanying notes.

Schedule of Investments
LargeCap Value Account
June 30, 2015 (unaudited)

Portfolio Summary (unaudited)
Sector	Percent
Financial	30.66%
Consumer, Non-cyclical	23.05%
Energy	13.03%
Industrial	7.90%
Technology	7.41%
Consumer, Cyclical	7.41%
Utilities	4.81%
Communications	4.65%
Basic Materials	0.63%
Exchange Traded Funds	0.10%
Other Assets in Excess of Liabilities, Net	0.35%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
MidCap Account
June 30, 2015 (unaudited)

COMMON STOCKS - 99.45%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 1.67%			Insurance (continued)
Rockwell Collins Inc	46,673	$4,310	Brown & Brown Inc	223,089	$7,331
TransDigm Group Inc (a)	32,223	7,240	Loews Corp	279,562	10,766
		$11,550	Markel Corp (a)	26,280	21,042
			Progressive Corp/The	115,742	3,221
Banks - 1.08%			White Mountains Insurance Group Ltd	7,618	4,989
M&T Bank Corp	59,790	7,469	Willis Group Holdings PLC	121,819	5,713
					$75,351
Building Materials - 1.79%			Internet - 2.64%
Armstrong World Industries Inc (a)	50,561	2,694	Liberty Ventures (a)	207,494	8,148
Martin Marietta Materials Inc	68,100	9,637	VeriSign Inc (a)	163,483	10,090
		$12,331			$18,238

Chemicals - 5.03%			Leisure Products & Services - 0.67%
Air Products & Chemicals Inc	101,479	13,886	Liberty TripAdvisor Holdings Inc (a)	144,325	4,650
Airgas Inc	76,061	8,046
Ashland Inc	25,376	3,093
Ecolab Inc	40,721	4,604	Lodging - 0.87%
Platform Specialty Products Corp (a),(b)	200,324	5,124	Wyndham Worldwide Corp	61,843	5,066
		$34,753	Wynn Resorts Ltd	9,679	955
					$6,021
Commercial Services - 7.83%
KAR Auction Services Inc	221,187	8,272	Machinery - Diversified - 1.54%
Live Nation Entertainment Inc (a)	206,918	5,688	Roper Technologies Inc	61,781	10,655
Macquarie Infrastructure Corp	107,965	8,921
McGraw Hill Financial Inc	74,549	7,489	Media - 7.67%
Moody's Corp	126,237	13,629	Discovery Communications Inc - C Shares (a)	348,813	10,841
Robert Half International Inc	52,417	2,909	FactSet Research Systems Inc	24,792	4,029
Verisk Analytics Inc (a)	98,710	7,182	Liberty Broadband Corp - A Shares (a)	43,938	2,240
		$54,090	Liberty Broadband Corp - C Shares (a)	117,364	6,004
Distribution & Wholesale - 1.12%			Liberty Global PLC - A Shares (a)	77,050	4,166
Fastenal Co	112,217	4,733	Liberty Global PLC - C Shares (a)	230,451	11,668
HD Supply Holdings Inc (a)	85,432	3,006	Liberty Media Corp - A Shares (a)	126,559	4,561
		$7,739	Liberty Media Corp - C Shares (a)	236,180	8,479
			Tribune Media Co	17,575	938
Diversified Financial Services - 3.95%					$52,926
AerCap Holdings NV (a)	147,200	6,740
Charles Schwab Corp/The	148,180	4,838	Miscellaneous Manufacturing - 1.41%
FNF Group	245,644	9,086	Colfax Corp (a)	211,360	9,754
FNFV Group (a)	92,456	1,422
LPL Financial Holdings Inc	111,968	5,206	Oil & Gas - 3.09%
		$27,292	Cheniere Energy Inc (a)	34,590	2,396
Electric - 1.62%			Cimarex Energy Co	51,678	5,701
Brookfield Infrastructure Partners LP	180,558	8,058	EOG Resources Inc	72,217	6,322
Brookfield Renewable Energy Partners LP/CA	51,998	1,543	Hess Corp	103,410	6,916
Calpine Corp (a)	88,067	1,585			$21,335
		$11,186	Packaging & Containers - 0.38%
Electronics - 0.88%			MeadWestvaco Corp	55,122	2,601
Sensata Technologies Holding NV (a)	114,861	6,058
			Pharmaceuticals - 5.66%
Engineering & Construction - 1.92%			Mead Johnson Nutrition Co	106,057	9,569
SBA Communications Corp (a)	115,144	13,238	Valeant Pharmaceuticals International Inc (a)	80,155	17,806
			Zoetis Inc	243,046	11,720
					$39,095
Healthcare - Products - 2.28%
Becton Dickinson and Co	49,971	7,078	Pipelines - 0.34%
CR Bard Inc	50,595	8,637	Kinder Morgan Inc/DE	54,020	2,074
		$15,715	Kinder Morgan Inc/DE - Warrants (a)	88,299	238
					$2,312
Healthcare - Services - 0.82%
DaVita HealthCare Partners Inc (a)	70,916	5,636	Private Equity - 0.91%
			KKR & Co LP	102,301	2,338
			Onex Corp	71,341	3,945
Holding Companies - Diversified - 1.19%					$6,283
Leucadia National Corp	339,089	8,233
			Real Estate - 7.22%
			Brookfield Asset Management Inc	800,879	27,975
Home Builders - 0.41%			Brookfield Property Partners LP	106,622	2,351
Lennar Corp	55,100	2,812	CBRE Group Inc (a)	198,528	7,345
			Forest City Enterprises Inc (a)	277,639	6,136
			Howard Hughes Corp/The (a)	42,056	6,037
Insurance - 10.91%
Alleghany Corp (a)	6,216	2,914			$49,844
Aon PLC	156,823	15,632
Arch Capital Group Ltd (a)	55,897	3,743

See accompanying notes.

Schedule of Investments
MidCap Account
June 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)

REITS - 0.94%
Crown Castle International Corp	80,747	$6,484

Retail - 15.02%
AutoZone Inc (a)	17,243	11,499
CarMax Inc (a)	150,478	9,963
Copart Inc (a)	129,915	4,609
Dollar General Corp	120,047	9,333
Liberty Interactive Corp QVC Group (a)	396,399	11,000
O'Reilly Automotive Inc (a)	85,299	19,276
Restaurant Brands International Inc	277,842	10,616
Ross Stores Inc	134,466	6,537
Signet Jewelers Ltd	67,005	8,593
TJX Cos Inc/The	185,119	12,249
		$103,675

Semiconductors - 1.13%
Microchip Technology Inc	164,952	7,823

Software - 4.60%
Adobe Systems Inc (a)	67,547	5,472
Autodesk Inc (a)	51,287	2,568
CDK Global Inc	35,849	1,935
Fidelity National Information Services Inc	153,149	9,465
Intuit Inc	79,194	7,980
MSCI Inc	70,227	4,323
		$31,743

Telecommunications - 1.49%
EchoStar Corp (a)	85,971	4,185
Motorola Solutions Inc	106,803	6,124
		$10,309

Textiles - 1.37%
Mohawk Industries Inc (a)	49,586	9,466

TOTAL COMMON STOCKS		$686,667
INVESTMENT COMPANIES - 0.14%	Shares Held	Value (000	's)

Publicly Traded Investment Fund - 0.14%
BlackRock Liquidity Funds FedFund Portfolio	965,319	965

TOTAL INVESTMENT COMPANIES		$965
Total Investments		$687,632
Other Assets in Excess of Liabilities, Net - 0.41%		$2,856
TOTAL NET ASSETS - 100.00%		$690,488

(a)	Non-Income Producing Security
(b)	Security is Illiquid. At the end of the period, the value of these securities totaled $5,124 or 0.74% of net assets.

Portfolio Summary (unaudited)

Sector	Percent
Financial	25.01%
Consumer, Cyclical	19.46%
Consumer, Non-cyclical	16.59%
Communications	11.80%
Industrial	9.59%
Technology	5.73%
Basic Materials	5.03%
Energy	3.43%
Utilities	1.62%
Diversified	1.19%
Exchange Traded Funds	0.14%
Other Assets in Excess of Liabilities, Net	0.41%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Money Market Account
June 30, 2015 (unaudited)

INVESTMENT COMPANIES - 6.15%	Shares Held Value (000's)			Principal
			BONDS (continued)	Amount (000's) Value (000's)
Publicly Traded Investment Fund - 6.15%
BlackRock Liquidity Funds TempFund	3,800,000	$3,800	Other Asset Backed Securities (continued)
Portfolio			MMAF Equipment Finance LLC 2015-A
Deutsche Money Market Series	4,900,000	4,900	0.39%, 06/03/2016(a),(b)	$1,729	$1,729
Morgan Stanley Institutional Liquidity Funds -	2,700,000	2,700			$4,931
Government Portfolio			TOTAL BONDS		$21,153
STIT - Liquid Assets Portfolio	5,300,000	5,300		Principal
		$16,700	MUNICIPAL BONDS - 7.06%	Amount (000's) Value (000's)
TOTAL INVESTMENT COMPANIES		$16,700
			California - 0.60%
	Principal		California Statewide Communities
BONDS - 7.79%	Amount (000's) Value (000's)		Development Authority (credit support from
Automobile Asset Backed Securities - 3.84%			Fannie Mae)
AmeriCredit Automobile Receivables 2015-1			0.16%, 07/08/2015(d)	$140	$140
0.30%, 01/08/2016(a)	$183	$183	San Francisco City & County Redevelopment
ARI Fleet Lease Trust 2015-A			Agency (credit support from Fannie Mae)
0.40%, 04/15/2016(b)	865	865	0.13%, 07/08/2015(d)	1,500	1,500
CarMax Auto Owner Trust 2015-1					$1,640
0.24%, 03/15/2016(a)	582	582

Chrysler Capital Auto Receivables Trust 2015-
A			Colorado - 0.85%
0.37%, 04/15/2016(a),(b)	1,211	1,211	City of Colorado Springs CO Utilities System
			Revenue (credit support from Bank of New York Mellon)
Drive Auto Receivables Trust 2015-B			0.18%, 07/08/2015(d)	1,600	1,600
0.46%, 06/15/2016(a),(b)	969	969

GM Financial Automobile Leasing Trust
2015-1			Colorado Housing & Finance
0.38%, 03/21/2016(a)	550	550	Authority (credit support from Federal Home Loan Bank)
			0.12%, 07/08/2015(a),(d)	700	700
Harley-Davidson Motorcycle Trust 2015-1
0.25%, 02/16/2016(a)	31	31			$2,300
Huntington Auto Trust 2015-1			Illinois - 0.07%
0.35%, 06/15/2016	2,000	2,000	Memorial Health System/IL (credit support
Hyundai Auto Receivables Trust 2015-A			from JP Morgan Chase & Co)
0.24%, 01/15/2016(a)	297	297	0.12%, 07/08/2015(d)	200	200
Mercedes Benz Auto Lease Trust 2015-A
0.24%, 01/15/2016(a)	575	574
Santander Drive Auto Receivables Trust 2015-			Iowa - 0.18%
2			Iowa Finance Authority (credit support from
0.45%, 05/16/2016(a)	1,135	1,135	FHLB 100%, Fannie Mae 78.25% and Ginnie
			Mae 21.75%)
SunTrust Auto Receivables Trust 2015-1			0.14%, 07/08/2015(d)	500	500
0.40%, 06/15/2016(a),(b)	1,700	1,700
Volkswagen Auto Lease Trust 2015-A
0.25%, 03/21/2016(a)	325	325
			Minnesota - 0.41%
		$10,422	Minnesota Housing Finance Agency (credit
			support from Wells Fargo)
Banks - 0.66%			0.18%, 07/08/2015(d)	1,100	1,100
Wells Fargo Bank NA
0.46%, 05/20/2016(a)	1,800	1,800
			New Mexico - 0.42%
			Village of Los Lunas NM (credit support from
Diversified Financial Services - 0.74%			Wells Fargo)
MetLife Inc			0.23%, 07/08/2015(d)	1,150	1,150
0.34%, 08/17/2015(a),(c)	2,000	2,000

			New York - 3.22%
Insurance - 0.74%
New York Life Global			Housing Development Corp/NY (credit
0.27%, 07/24/2015(a),(c)	2,000	2,000	support from Fannie Mae)
			0.15%, 07/08/2015(d)	2,150	2,150
			Housing Development Corp/NY (credit
Other Asset Backed Securities - 1.81%			support from Freddie Mac)
CIT Equipment Collateral 2014-VT1			0.13%, 07/08/2015(d)	1,320	1,320
0.30%, 12/21/2015(a),(b)	538	538	New York State Housing Finance
GE Equipment Transportation LLC Series			Agency (credit support from Fannie Mae)
2015-1			0.10%, 07/08/2015(d)	900	900
0.25%, 03/23/2016(a)	785	785	0.12%, 07/08/2015(d)	1,560	1,560
GreatAmerica Leasing Receivables			0.19%, 07/08/2015(d)	1,500	1,500
0.40%, 03/21/2016(a),(b)	392	392	New York State Housing Finance
John Deere Owner Trust 2015			Agency (credit support from Freddie Mac)
0.27%, 04/01/2016(a)	903	903	0.10%, 07/08/2015(d)	1,300	1,300
Kubota Credit Owner Trust 2015-1					$8,730
0.27%, 02/16/2016(a),(b)	502	502
Macquarie Equipment Funding Trust 2014-A			North Carolina - 0.31%
0.26%, 09/21/2015(b)	82	82	City of Raleigh NC (credit support from
			Wells Fargo)
			0.18%, 07/08/2015(d)	840	840

See accompanying notes.

Schedule of Investments
Money Market Account
June 30, 2015 (unaudited)

	Principal			Principal
MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)		COMMERCIAL PAPER (continued)	Amount (000's) Value (000's)

Pennsylvania - 0.25%			Banks (continued)
Luzerne County Industrial Development			Societe Generale SA
Authority (credit support from Wells Fargo)			0.22%, 08/04/2015(b),(e)	$2,000	$1,999
0.23%, 07/08/2015(d)	$670	$670	Standard Chartered Bank/New York
			0.23%, 08/10/2015(b)	1,900	1,899
			0.24%, 07/15/2015(b)	1,800	1,800
Texas - 0.59%			0.26%, 09/25/2015(b)	2,000	1,999
South Central Texas Industrial Development			Sumitomo Mitsui Banking Corp
Corp (credit support from JP Morgan Chase &			0.12%, 07/02/2015(b),(e)	2,000	2,000
Co)			0.24%, 07/09/2015(b),(e)	2,300	2,300
0.10%, 07/08/2015(d)	1,600	1,600
			0.27%, 09/24/2015(b),(e)	2,000	1,999
					$71,936
Washington - 0.16%
Washington State Housing Finance			Beverages - 1.22%
Commission (credit support from Bank of			Brown-Forman Corp
			0.16%, 07/29/2015(b)	2,100	2,100
America)			0.18%, 07/17/2015(b)	1,200	1,200
0.14%, 07/08/2015(d)	440	440
					$3,300

TOTAL MUNICIPAL BONDS		$19,170	Commercial Services - 2.91%
	Principal		Catholic Health Initiatives
COMMERCIAL PAPER - 74.40%	Amount (000's) Value (000's)		0.19%, 08/20/2015	2,000	2,000
			0.20%, 08/26/2015	2,000	1,999
Automobile Manufacturers - 1.40%
BMW US Capital LLC (credit support from			0.22%, 09/17/2015	1,900	1,899
BMW AG)			Salvation Army/United States
0.11%, 07/01/2015(b),(d)	$2,100	$2,100	0.18%, 08/27/2015	2,000	1,999
0.11%, 07/06/2015(b),(d)	1,700	1,700			$7,897
		$3,800	Computers - 0.77%
			EMC Corp/MA
Banks - 26.49%			0.15%, 08/06/2015(b)	2,100	2,100
Bank of Tokyo-Mitsubishi UFJ Ltd/New York
NY
0.16%, 07/01/2015	1,700	1,700	Diversified Financial Services - 22.97%
0.19%, 07/13/2015	1,500	1,500	American Express Credit Corp
0.20%, 07/28/2015	1,400	1,400	0.20%, 08/03/2015	2,000	1,999
BNP Paribas/New York NY			0.34%, 09/03/2015	1,800	1,799
0.20%, 07/23/2015	1,600	1,600	Anglesea Funding LLC
0.24%, 08/18/2015	2,200	2,199	0.18%, 07/01/2015(b)	2,000	2,000
CAFCO LLC			AXA Financial Inc (credit support from AXA
0.17%, 08/25/2015(b)	2,000	1,999	SA)
Credit Suisse/New York NY			0.24%, 08/03/2015(b),(d)	1,300	1,300
0.22%, 07/17/2015	2,000	2,000	Collateralized Commercial Paper Co LLC
0.23%, 07/31/2015	2,000	1,999	0.25%, 09/24/2015	1,445	1,444
0.24%, 07/02/2015	2,000	2,000	Collateralized Commercial Paper II Co LLC
DBS Bank Ltd			0.17%, 07/17/2015(b)	2,000	2,000
0.20%, 08/21/2015(b),(e)	2,200	2,199	0.20%, 07/06/2015(b)	1,000	1,000
Manhattan Asset Funding Co LLC			0.25%, 09/02/2015(b)	2,100	2,099
0.18%, 07/16/2015(b)	2,000	2,000	Dealers Capital Access Trust Inc
0.18%, 07/23/2015(b)	2,000	2,000	0.25%, 07/15/2015	2,200	2,200
0.18%, 07/30/2015(b)	2,000	2,000	0.25%, 07/20/2015	2,000	2,000
Mitsubishi UFJ Trust & Banking Corp/NY			0.27%, 07/10/2015	2,100	2,100
0.26%, 09/24/2015(b)	2,000	1,999	Fairway Finance LLC
Mizuho Bank Ltd/NY			0.24%, 10/05/2015(b)	2,200	2,198
0.27%, 09/21/2015(b)	2,000	1,999	Gotham Funding Corp
0.28%, 09/23/2015(b)	2,000	1,998	0.15%, 07/14/2015(b)	1,500	1,500
MUFG Union Bank NA			0.16%, 07/07/2015(b)	2,000	2,000
0.05%, 07/01/2015	5,000	5,000	0.18%, 08/03/2015(b)	2,000	2,000
0.15%, 07/28/2015	1,500	1,500	0.18%, 08/26/2015(b)	1,135	1,135
Nordea Bank AB			ING US Funding LLC (credit support from
0.17%, 07/06/2015(b),(e)	2,000	2,000	ING Bank)
0.18%, 07/01/2015(b),(e)	2,100	2,100	0.26%, 08/06/2015(d)	2,000	1,999
Oversea-Chinese Banking Corp Ltd			0.32%, 10/09/2015(d)	2,100	2,098
0.18%, 08/05/2015(e)	1,750	1,750	0.32%, 10/22/2015(d)	1,000	999
0.19%, 07/08/2015(e)	2,300	2,300	Intercontinental Exchange Inc
0.20%, 08/03/2015(e)	1,650	1,650	0.17%, 07/13/2015(b)	2,000	2,000
Sheffield Receivables Co LLC			0.18%, 07/29/2015(b)	2,000	2,000
0.19%, 07/15/2015(b)	2,000	2,000	0.18%, 07/31/2015(b)	2,000	2,000
0.19%, 07/21/2015(b)	2,000	2,000	JP Morgan Securities LLC
0.21%, 08/04/2015(b)	2,000	1,999	0.18%, 07/22/2015	2,200	2,200
Skandinaviska EnskildaBanken AB			0.30%, 08/19/2015	2,100	2,099
0.14%, 07/08/2015(b),(e)	1,250	1,250	Liberty Street Funding LLC
0.15%, 07/16/2015(b),(e)	1,800	1,800	0.18%, 07/24/2015(b)	2,200	2,200
0.26%, 08/07/2015(b),(e)	2,000	1,999	0.19%, 08/28/2015(b)	2,000	1,999

See accompanying notes.

Schedule of Investments
Money Market Account
June 30, 2015 (unaudited)

	Principal			Principal
COMMERCIAL PAPER (continued)	Amount (000's) Value (000's)		COMMERCIAL PAPER (continued)	Amount (000's)	Value (000	's)

Diversified Financial Services (continued)			Supranational Bank - 0.63%
Nieuw Amsterdam Receivables Corp			Corp Andina de Fomento
0.14%, 07/07/2015(b)	$1,800	$1,800	0.21%, 07/27/2015(b)	$1,700		$1,700
0.18%, 08/18/2015(b)	2,000	1,999
0.19%, 08/11/2015(b)	2,100	2,099	TOTAL COMMERCIAL PAPER			$201,995
Regency Markets No. 1 LLC
0.17%, 07/16/2015(b)	1,500	1,500		Principal
			CERTIFICATE OF DEPOSIT - 2.58%	Amount (000's)	Value (000	's)
0.17%, 07/20/2015(b)	2,000	2,000
0.17%, 07/27/2015(b)	1,500	1,500	Banks - 2.58%
0.17%, 07/29/2015(b)	1,500	1,500	Bank of America NA
Thunder Bay Funding LLC			0.21%, 07/14/2015	2,100		2,100
0.21%, 07/16/2015(b)	1,600	1,600	0.22%, 08/17/2015	2,200		2,200
		$62,366	0.23%, 09/18/2015	1,300		1,300
			Bank of Nova Scotia/Houston
Electric - 5.16%			0.44%, 05/11/2016(a),(e)	1,400		1,400
GDF Suez						$7,000
0.17%, 07/01/2015(b)	2,000	2,000	TOTAL CERTIFICATE OF DEPOSIT			$7,000
0.17%, 07/22/2015(b)	2,000	2,000
0.18%, 08/12/2015(b)	2,200	2,199		Maturity
			REPURCHASE AGREEMENTS - 1.85%	Amount (000's)	Value (000	's)
Oglethorpe Power Corp
0.15%, 07/10/2015(b)	1,900	1,900	Banks - 1.85%
0.18%, 07/14/2015(b)	2,000	2,000	Merrill Lynch Repurchase Agreement; 0.07% $	5,040		$5,040
Southern Co Funding Corp			dated 06/30/2015 maturing 07/01/2015
0.22%, 07/09/2015(b)	1,900	1,900	(collateralized by US Government
0.25%, 07/28/2015(b)	2,000	2,000	Security; $5,140,800; 1.38%; dated
		$13,999	01/31/2020)

Healthcare - Products - 0.77%			TOTAL REPURCHASE AGREEMENTS			$5,040
Danaher Corp			Total Investments			$271,058
0.18%, 07/10/2015(b)	2,100	2,100
			Other Assets in Excess of Liabilities, Net - 0.17%			$448
			TOTAL NET ASSETS - 100.00%			$271,506
Insurance - 4.16%
Prudential Funding LLC (credit support from
Prudential Financial Inc)			(a)	Variable Rate. Rate shown is in effect at June 30, 2015.
0.05%, 07/01/2015(d)	6,000	6,000	(b)		Security exempt from registration under Rule 144A of the Securities Act of
Prudential PLC			1933. These securities may be resold in transactions exempt from
0.20%, 07/07/2015(b)	1,300	1,300	registration, normally to qualified institutional buyers. At the end of the
0.20%, 08/18/2015(b)	1,800	1,799	period, the value of these securities totaled $143,551 or 52.87% of net
0.23%, 07/20/2015(b)	2,200	2,200	assets.
		$11,299	(c)		Security is Illiquid. At the end of the period, the value of these securities
			totaled $4,000 or 1.47% of net assets.
Investment Companies - 1.88%			(d)		Credit support indicates investments that benefit from credit enhancement
Alpine Securitization Corp			or liquidity support provided by a third party bank, institution, or
0.20%, 07/13/2015(b)	1,400	1,400	government
			agency.
0.23%, 07/31/2015(b)	1,700	1,700	(e)
			Security issued by foreign bank and denominated in USD.
0.23%, 08/10/2015(b)	2,000	1,999
		$5,099

Oil & Gas - 1.84%			Portfolio Summary (unaudited)
Exxon Mobil Corp			Sector			Percent
0.04%, 07/01/2015	5,000	5,000	Financial			64.04%
			Insured			7.06%
Pharmaceuticals - 0.74%			Exchange Traded Funds			6.15%
Novartis Finance Corp (credit support from			Asset Backed Securities			5.65%
Novartis AG)			Consumer, Non-cyclical			5.63%
0.08%, 07/08/2015(b),(d)	2,000	2,000	Utilities			5.16%
			Energy			2.61%
			Consumer, Cyclical			2.14%
Pipelines - 0.77%			Technology			0.77%
Questar Corp			Government			0.62%
0.12%, 07/01/2015(b)	2,100	2,100	Other Assets in Excess of Liabilities, Net			0.17%
			TOTAL NET ASSETS			100.00%
REITS - 1.95%
Simon Property Group LP
0.15%, 07/23/2015(b)	1,200	1,200
0.15%, 07/27/2015(b)	2,100	2,100
0.17%, 08/05/2015(b)	2,000	1,999
		$5,299

Retail - 0.74%
Wal-Mart Stores Inc
0.05%, 07/06/2015(b)	2,000	2,000

See accompanying notes.

Schedule of Investments
Principal Capital Appreciation Account
June 30, 2015 (unaudited)

COMMON STOCKS - 97.91%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 2.98%			Distribution & Wholesale - 0.46%
Boeing Co/The	18,783	$2,605	Pool Corp	11,490	$806
Northrop Grumman Corp	10,201	1,618
Teledyne Technologies Inc (a)	9,512	1,004
			Diversified Financial Services - 3.60%
		$5,227	Ameriprise Financial Inc	6,517	814
Airlines - 0.32%			Charles Schwab Corp/The	60,342	1,970
Alaska Air Group Inc	8,831	569	FNF Group	28,506	1,055
			Franklin Resources Inc	34,620	1,697
			T Rowe Price Group Inc	9,894	769
Apparel - 1.87%					$6,305
Nike Inc	28,009	3,026
Ralph Lauren Corp	1,884	249	Electric - 1.06%
		$3,275	Duke Energy Corp	16,014	1,131
			Xcel Energy Inc	22,554	726
Automobile Manufacturers - 0.98%					$1,857
PACCAR Inc	26,949	1,720
			Electronics - 3.34%
			Corning Inc	33,743	666
Automobile Parts & Equipment - 1.56%			FEI Co	6,391	530
Autoliv Inc	9,640	1,125	FLIR Systems Inc	9,738	300
Johnson Controls Inc	32,436	1,607	Thermo Fisher Scientific Inc	14,163	1,838
		$2,732	Trimble Navigation Ltd (a)	23,473	550
			Waters Corp (a)	15,375	1,974
Banks - 7.41%
East West Bancorp Inc	21,586	968			$5,858
Goldman Sachs Group Inc/The	4,392	917	Engineering & Construction - 0.06%
JP Morgan Chase & Co	30,020	2,034	Granite Construction Inc	2,980	106
PNC Financial Services Group Inc/The	23,043	2,204
State Street Corp	7,118	548
SVB Financial Group (a)	7,400	1,065	Environmental Control - 0.73%
US Bancorp/MN	37,661	1,635	Stericycle Inc (a)	1,969	264
Wells Fargo & Co	64,249	3,613	Waste Connections Inc	21,718	1,023
		$12,984			$1,287

Beverages - 1.74%			Food - 2.70%
Ambev SA ADR	68,509	418	Dairy Farm International Holdings Ltd ADR	7,529	326
Brown-Forman Corp	7,889	790	General Mills Inc	18,611	1,037
Coca-Cola Co/The	30,780	1,208	Kroger Co/The	20,471	1,484
PepsiCo Inc	6,847	639	McCormick & Co Inc/MD	13,277	1,075
		$3,055	Safeway, Inc. - CVR - Casa Ley (a),(b)	825	—
			Safeway, Inc. - CVR - Property Development	825	—
Biotechnology - 0.79%			Centers (a),(b),(c)
Gilead Sciences Inc	11,864	1,389	Whole Foods Market Inc	20,559	811
					$4,733
Building Materials - 0.52%			Gas - 1.46%
Apogee Enterprises Inc	17,195	905	Sempra Energy	25,935	2,566

Chemicals - 2.39%			Healthcare - Products - 2.97%
EI du Pont de Nemours & Co	19,711	1,260	Becton Dickinson and Co	10,266	1,454
FMC Corp	13,049	686	Bio-Techne Corp	9,133	899
International Flavors & Fragrances Inc	10,226	1,118	Edwards Lifesciences Corp (a)	7,856	1,119
PPG Industries Inc	9,860	1,131	Halyard Health Inc (a)	13,997	567
		$4,195	Medtronic PLC	7,590	562
			Varian Medical Systems Inc (a)	7,252	612
Commercial Services - 0.75%
Robert Half International Inc	11,098	616			$5,213
TrueBlue Inc (a)	23,142	692
			Healthcare - Services - 1.64%
		$1,308	DaVita HealthCare Partners Inc (a)	17,028	1,353
Computers - 5.41%			Universal Health Services Inc	10,655	1,514
Apple Inc	48,065	6,029			$2,867
EMC Corp/MA	61,022	1,610	Housewares- 0.33%
International Business Machines Corp	8,931	1,453	Tupperware Brands Corp	8,861	572
Teradata Corp (a)	10,473	387
		$9,479
			Insurance - 2.15%
Consumer Products - 0.86%			ACE Ltd	11,012	1,120
Kimberly-Clark Corp	6,162	653	Chubb Corp/The	9,658	919
WD-40 Co	9,845	858	MetLife Inc	12,335	690
		$1,511	XL Group PLC	28,015	1,042
Cosmetics & Personal Care - 0.66%					$3,771
Procter & Gamble Co/The	14,694	1,150	Internet - 3.01%
			Amazon.com Inc (a)	4,080	1,771
			eBay Inc (a)	9,376	565
			Google Inc - A Shares (a)	3,456	1,866

See accompanying notes.

Schedule of Investments
Principal Capital Appreciation Account
June 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value (000	's)

Internet (continued)			Retail (continued)
Google Inc - C Shares (a)	1,556	$810	Costco Wholesale Corp	21,187	$2,861
LinkedIn Corp (a)	1,251	259	CVS Health Corp	21,080	2,211
		$5,271	Home Depot Inc/The	11,744	1,305
			Nordstrom Inc	24,706	1,841
Iron & Steel - 0.71%			Starbucks Corp	50,882	2,728
Reliance Steel & Aluminum Co	15,822	957			$11,951
Schnitzer Steel Industries Inc	16,586	290
		$1,247	Savings & Loans - 0.40%
			Washington Federal Inc	29,750	695
Leisure Products & Services - 1.06%
Carnival Corp	18,204	899
Harley-Davidson Inc	17,162	967	Semiconductors - 2.94%
		$1,866	Applied Materials Inc	36,926	710
			Avago Technologies Ltd	3,670	488
Machinery - Construction & Mining - 0.15%			Intel Corp	32,638	993
Caterpillar Inc	3,097	263	Lam Research Corp	12,433	1,011
			Microchip Technology Inc	25,001	1,185
Machinery - Diversified - 1.29%			Qualcomm Inc	12,308	771
Deere & Co	21,573	2,093			$5,158
Tennant Co	2,691	176	Software - 6.48%
		$2,269	Adobe Systems Inc (a)	32,789	2,656
			Autodesk Inc (a)	13,939	698
Media - 2.36%
Viacom Inc	18,813	1,216	Fair Isaac Corp	15,329	1,392
Walt Disney Co/The	25,519	2,913	Microsoft Corp	67,207	2,967
		$4,129	Omnicell Inc (a)	16,077	606
			Oracle Corp	54,340	2,190
Metal Fabrication & Hardware - 0.50%			Tyler Technologies Inc (a)	6,577	851
Precision Castparts Corp	4,423	884			$11,360

			Telecommunications - 2.42%
Miscellaneous Manufacturing - 2.00%			China Mobile Ltd ADR	1,358	87
AptarGroup Inc	16,570	1,057	Cisco Systems Inc	31,747	872
Crane Co	10,394	610	Polycom Inc (a)	27,677	316
Donaldson Co Inc	8,372	300	Verizon Communications Inc	63,483	2,959
General Electric Co	58,079	1,543			$4,234
		$3,510
			Toys, Games & Hobbies - 0.50%
Oil & Gas - 6.04%			Hasbro Inc	11,655	872
Apache Corp	11,632	670
Chevron Corp	24,153	2,330
Devon Energy Corp	25,184	1,498	Transportation - 1.43%
Energen Corp	13,565	927	Expeditors International of Washington Inc	28,065	1,294
Exxon Mobil Corp	32,986	2,745	Union Pacific Corp	12,707	1,212
HollyFrontier Corp	17,172	733			$2,506
Occidental Petroleum Corp	21,526	1,674	Trucking & Leasing - 0.12%
		$10,577	Greenbrier Cos Inc/The	4,494	211
Oil & Gas Services - 0.86%
Natural Gas Services Group Inc (a)	17,081	390
			Water - 0.28%
Schlumberger Ltd	12,949	1,116	California Water Service Group	21,159	483
		$1,506

Pharmaceuticals - 6.87%			TOTAL COMMON STOCKS		$171,597
Abbott Laboratories	26,926	1,321	INVESTMENT COMPANIES - 2.22%	Shares Held	Value (000	's)
AbbVie Inc	15,928	1,070
Allergan PLC (a)	5,570	1,690	Publicly Traded Investment Fund - 2.22%
Bristol-Myers Squibb Co	19,501	1,298	BlackRock Liquidity Funds FedFund Portfolio	3,891,704	3,892
Johnson & Johnson	20,723	2,020	TOTAL INVESTMENT COMPANIES		$3,892
McKesson Corp	12,736	2,863
Perrigo Co PLC	2,510	464	Total Investments		$175,489
Teva Pharmaceutical Industries Ltd ADR	8,646	511	Liabilities in Excess of Other Assets, Net - (0.13)%			$(234)
VCA Inc (a)	14,642	797	TOTAL NET ASSETS - 100.00%		$175,255
		$12,034

REITS - 2.93%			(a) Non-Income Producing Security
Alexandria Real Estate Equities Inc	11,353	993	(b)		Fair value of these investments is determined in good faith by the Manager
Essex Property Trust Inc	3,172	674	under procedures established and periodically reviewed by the Board of
HCP Inc	10,662	389	Directors. At the end of the period, the fair value of these securities totaled
Plum Creek Timber Co Inc	34,283	1,391	$0 or 0.00% of net assets.
Sabra Health Care REIT Inc	17,092	440	(c)		Security is Illiquid. At the end of the period, the value of these securities
Ventas Inc	15,697	974	totaled $0 or 0.00% of net assets.
Weyerhaeuser Co	8,573	270
		$5,131

Retail - 6.82%
Copart Inc (a)	28,329	1,005

See accompanying notes.

Schedule of Investments
Principal Capital Appreciation Account
June 30, 2015 (unaudited)

Portfolio Summary (unaudited)
Sector	Percent
Consumer, Non-cyclical	18.98%
Financial	16.49%
Technology	14.83%
Consumer, Cyclical	13.90%
Industrial	13.12%
Communications	7.79%
Energy	6.90%
Basic Materials	3.10%
Utilities	2.80%
Exchange Traded Funds	2.22%
Liabilities in Excess of Other Assets, Net	(0.13)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2010 Account
June 30, 2015 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 68.29%
Blue Chip Fund (a)	80,491	$1,273
Bond Market Index Fund (a)	311,851	3,421
Diversified International Fund (a)	185,411	2,227
Diversified Real Asset Fund (a)	176,422	2,103
Equity Income Fund (a)	57,409	1,512
Global Diversified Income Fund (a)	274,546	3,811
Global Multi-Strategy Fund (a)	143,341	1,594
Global Opportunities Fund (a)	71,474	858
Inflation Protection Fund (a)	407,585	3,452
International Emerging Markets Fund (a)	19,252	461
LargeCap Growth Fund I (a)	106,008	1,390
LargeCap S&P 500 Index Fund (a)	131,646	1,922
LargeCap Value Fund III (a)	107,795	1,719
MidCap Fund (a)	81,072	1,864
Origin Emerging Markets Fund (a),(b)	25,321	255
Overseas Fund (a)	199,952	2,147
SmallCap Growth Fund I (a)	46,435	610
SmallCap Value Fund II (a)	45,479	616
		$31,235

Principal Variable Contracts Funds, Inc. Class 1 - 31.73%
Bond & Mortgage Securities Account (a)	836,011	9,597
Short-Term Income Account (a)	1,884,203	4,917
		$14,514
TOTAL INVESTMENT COMPANIES		$45,749
Total Investments		$45,749
Liabilities in Excess of Other Assets, Net - (0.02)%		$(6)
TOTAL NET ASSETS - 100.00%		$45,743

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	46.76%
Domestic Equity Funds	23.83%
Specialty Funds	16.41%
International Equity Funds	13.02%
Liabilities in Excess of Other Assets, Net	(0.02)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2010 Account
June 30, 2015 (unaudited)

	December 31,	December 31,
Affiliated Securities	2014	2014		Purchases	Purchases	Sales	Sales	June 30, 2015 June 30, 2015
	Shares	Cost		Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	—	$—		84,620	$1,333	4,129	$67	80,491	$1,266
Bond & Mortgage Securities Account	922,569	10,844		51,503	596	138,061	1,599	836,011	9,853
Bond Market Index Fund	326,944	3,639		17,975	199	33,068	366	311,851	3,472
Diversified International Fund	193,748	2,685		9,558	115	17,895	212	185,411	2,593
Diversified Real Asset Fund	135,027	1,400		59,326	717	17,931	218	176,422	1,905
Equity Income Fund	90,261	1,711		4,819	130	37,671	1,005	57,409	1,088
Global Diversified Income Fund	156,226	1,682		142,437	2,014	24,117	340	274,546	3,358
Global Multi-Strategy Fund	114,677	1,188		43,820	491	15,156	169	143,341	1,512
Global Opportunities Fund	74,398	801		3,357	41	6,281	75	71,474	767
High Yield Fund I	133,933	1,320		4,510	46	138,443	1,428	—	—
Inflation Protection Fund	281,441	2,265		166,310	1,426	40,166	344	407,585	3,350
International Emerging Markets Fund	31,149	900		1,327	32	13,224	308	19,252	552
LargeCap Growth Fund I	214,256	2,490		9,241	121	117,489	1,520	106,008	1,225
LargeCap S&P 500 Index Fund	125,115	1,455		21,461	316	14,930	218	131,646	1,565
LargeCap Value Fund	84,232	1,058		2,590	33	86,822	1,101	—	—
LargeCap Value Fund III	112,586	1,528		5,574	89	10,365	164	107,795	1,457
MidCap Fund	97,720	1,474		4,483	104	21,131	493	81,072	1,194
Origin Emerging Markets Fund	—	—		27,442	261	2,121	21	25,321	240
Overseas Fund	209,210	1,954		10,557	115	19,815	212	199,952	1,857
Short-Term Income Account	1,988,097	5,053		121,499	316	225,393	587	1,884,203	4,782
SmallCap Growth Fund I	56,477	484		2,360	30	12,402	155	46,435	368
SmallCap Value Fund II	54,911	453		2,229	30	11,661	155	45,479	351
		$44,384			$8,555		$10,757		$42,755

					Realized Gain/Loss			Realized Gain from
		Income			on Investments		Capital Gain Distributions
Blue Chip Fund			$—			$—			$—
Bond & Mortgage Securities Account			—			12			—
Bond Market Index Fund			—			—			—
Diversified International Fund			—			5			—
Diversified Real Asset Fund			—			6			—
Equity Income Fund			17			252			—
Global Diversified Income Fund			73			2			—
Global Multi-Strategy Fund			—			2			—
Global Opportunities Fund			—			—			—
High Yield Fund I			11			62			—
Inflation Protection Fund			—			3			—
International Emerging Markets Fund			—			(72)			—
LargeCap Growth Fund I			—			134			—
LargeCap S&P 500 Index Fund			—			12			—
LargeCap Value Fund			—			10			—
LargeCap Value Fund III			—			4			—
MidCap Fund			—			109			—
Origin Emerging Markets Fund			—			—			—
Overseas Fund			—			—			—
Short-Term Income Account			—			—			—
SmallCap Growth Fund I			—			9			—
SmallCap Value Fund II			—			23			—
			$101			$573			$—
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
Principal LifeTime 2020 Account
June 30, 2015 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 79.24%
Blue Chip Fund (a)	555,195	$8,783
Bond Market Index Fund (a)	1,127,506	12,369
Diversified International Fund (a)	965,605	11,597
Diversified Real Asset Fund (a)	723,513	8,624
Equity Income Fund (a)	330,240	8,695
Global Diversified Income Fund (a)	926,179	12,855
Global Multi-Strategy Fund (a)	588,168	6,540
Global Opportunities Fund (a)	904,754	10,857
Global Real Estate Securities Fund (a)	553,848	4,951
Inflation Protection Fund (a)	923,816	7,825
International Emerging Markets Fund (a)	126,240	3,021
LargeCap Growth Fund I (a)	753,670	9,881
LargeCap S&P 500 Index Fund (a)	1,022,428	14,928
LargeCap Value Fund III (a)	597,240	9,526
MidCap Fund (a)	260,167	5,981
MidCap Growth Fund III (a)	287,484	3,114
MidCap Value Fund III (a)	149,387	2,965
Origin Emerging Markets Fund (a),(b)	171,411	1,726
Overseas Fund (a)	1,096,035	11,771
SmallCap Growth Fund I (a)	254,840	3,346
SmallCap Value Fund II (a)	242,930	3,292
		$162,647

Principal Variable Contracts Funds, Inc. Class 1 - 20.77%
Bond & Mortgage Securities Account (a)	3,092,543	35,502
Short-Term Income Account (a)	2,734,638	7,138
		$42,640
TOTAL INVESTMENT COMPANIES		$205,287
Total Investments		$205,287
Liabilities in Excess of Other Assets, Net - (0.01)%		$(11)
TOTAL NET ASSETS - 100.00%		$205,276

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	34.35%
Fixed Income Funds	30.61%
International Equity Funds	21.40%
Specialty Funds	13.65%
Liabilities in Excess of Other Assets, Net	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2020 Account
June 30, 2015 (unaudited)

	December 31,	December 31,
Affiliated Securities	2014	2014		Purchases	Purchases	Sales	Sales	June 30, 2015 June 30, 2015
	Shares	Cost		Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	—	$—		585,568	$9,222	30,373	$488	555,195	$8,740
Bond & Mortgage Securities Account	3,249,647	38,267		125,900	1,455	283,004	3,280	3,092,543	36,459
Bond Market Index Fund	1,181,836	13,154		43,552	481	97,882	1,084	1,127,506	12,552
Diversified International Fund	1,013,491	15,240		38,492	461	86,378	1,039	965,605	14,716
Diversified Real Asset Fund	466,139	4,824		316,971	3,823	59,597	724	723,513	7,942
Equity Income Fund	265,899	5,036		90,508	2,415	26,167	705	330,240	6,779
Global Diversified Income Fund	291,618	3,962		701,910	9,997	67,349	952	926,179	13,007
Global Multi-Strategy Fund	412,606	4,247		227,227	2,549	51,665	579	588,168	6,226
Global Opportunities Fund	942,281	10,162		29,966	361	67,493	814	904,754	9,725
Global Real Estate Securities Fund	834,408	6,222		28,919	272	309,479	2,958	553,848	4,079
High Yield Fund I	352,183	3,221		5,457	56	357,640	3,690	—	—
Inflation Protection Fund	702,878	6,122		301,677	2,599	80,739	691	923,816	8,030
International Emerging Markets Fund	208,056	5,906		6,838	163	88,654	2,071	126,240	3,507
LargeCap Growth Fund I	1,495,119	17,374		36,593	474	778,042	10,079	753,670	8,717
LargeCap S&P 500 Index Fund	915,820	10,643		192,670	2,856	86,062	1,267	1,022,428	12,297
LargeCap Value Fund	767,469	9,641		10,327	130	777,796	9,945	—	—
LargeCap Value Fund III	1,009,127	13,499		26,799	427	438,686	6,969	597,240	7,801
MidCap Fund	164,747	2,475		114,327	2,697	18,907	440	260,167	4,742
MidCap Growth Fund III	414,328	3,997		11,020	119	137,864	1,519	287,484	2,621
MidCap Value Fund III	219,137	3,521		6,065	120	75,815	1,522	149,387	2,353
Origin Emerging Markets Fund	—	—		186,602	1,771	15,191	156	171,411	1,622
Overseas Fund	1,149,221	10,812		42,741	461	95,927	1,039	1,096,035	10,245
Short-Term Income Account	2,891,240	7,470		125,146	326	281,748	734	2,734,638	7,062
SmallCap Growth Fund I	266,603	2,256		9,263	117	21,026	264	254,840	2,121
SmallCap Value Fund II	254,181	2,095		8,899	119	20,150	268	242,930	1,954
		$200,146			$43,471		$53,277		$193,297

					Realized Gain/Loss			Realized Gain from
		Income			on Investments		Capital Gain Distributions
Blue Chip Fund			$—			$6			$—
Bond & Mortgage Securities Account			—			17			—
Bond Market Index Fund			—			1			—
Diversified International Fund			—			54			—
Diversified Real Asset Fund			—			19			—
Equity Income Fund			100			33			—
Global Diversified Income Fund			201			—			—
Global Multi-Strategy Fund			—			9			—
Global Opportunities Fund			—			16			—
Global Real Estate Securities Fund			68			543			—
High Yield Fund I			30			413			—
Inflation Protection Fund			—			—			—
International Emerging Markets Fund			—			(491)			—
LargeCap Growth Fund I			—			948			—
LargeCap S&P 500 Index Fund			—			65			—
LargeCap Value Fund			—			174			—
LargeCap Value Fund III			—			844			—
MidCap Fund			—			10			—
MidCap Growth Fund III			—			24			—
MidCap Value Fund III			—			234			—
Origin Emerging Markets Fund			—			7			—
Overseas Fund			—			11			—
Short-Term Income Account			—			—			—
SmallCap Growth Fund I			—			12			—
SmallCap Value Fund II			—			8			—
			$399			$2,957			$—
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
Principal LifeTime 2030 Account
June 30, 2015 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 87.54%
Blue Chip Fund (a)	325,826	$5,155
Bond Market Index Fund (a)	456,394	5,007
Diversified International Fund (a)	735,439	8,833
Diversified Real Asset Fund (a)	393,091	4,686
Equity Income Fund (a)	149,483	3,936
Global Diversified Income Fund (a)	308,652	4,284
Global Multi-Strategy Fund (a)	311,466	3,463
Global Opportunities Fund (a)	484,653	5,816
Global Real Estate Securities Fund (a)	440,555	3,938
Inflation Protection Fund (a)	312,675	2,648
International Emerging Markets Fund (a)	92,721	2,219
LargeCap Growth Fund I (a)	655,674	8,596
LargeCap S&P 500 Index Fund (a)	756,392	11,043
LargeCap Value Fund (a)	353,872	4,498
LargeCap Value Fund III (a)	333,651	5,322
MidCap Fund (a)	41,828	962
MidCap Growth Fund III (a)	349,033	3,780
MidCap Value Fund III (a)	178,034	3,534
Origin Emerging Markets Fund (a),(b)	212,664	2,141
Overseas Fund (a)	807,452	8,672
SmallCap Growth Fund I (a)	206,729	2,714
SmallCap Value Fund II (a)	197,399	2,675
		$103,922

Principal Variable Contracts Funds, Inc. Class 1 - 12.47%
Bond & Mortgage Securities Account (a)	1,289,904	14,808

TOTAL INVESTMENT COMPANIES		$118,730
Total Investments		$118,730
Liabilities in Excess of Other Assets, Net - (0.01)%		$(9)
TOTAL NET ASSETS - 100.00%		$118,721

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	43.98%
International Equity Funds	26.63%
Fixed Income Funds	18.92%
Specialty Funds	10.48%
Liabilities in Excess of Other Assets, Net	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2030 Account
June 30, 2015 (unaudited)

	December 31,	December 31,
Affiliated Securities	2014	2014		Purchases	Purchases	Sales	Sales	June 30, 2015 June 30, 2015
	Shares	Cost		Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	—	$—		338,756	$5,335	12,930	$207	325,826	$5,130
Bond & Mortgage Securities Account	1,300,379	14,829		82,670	957	93,145	1,079	1,289,904	14,707
Bond Market Index Fund	460,081	5,121		28,856	320	32,543	361	456,394	5,080
Diversified International Fund	681,036	8,288		104,109	1,261	49,706	595	735,439	8,953
Diversified Real Asset Fund	190,063	2,052		226,666	2,734	23,638	285	393,091	4,501
Equity Income Fund	—	—		155,902	4,158	6,419	174	149,483	3,985
Global Diversified Income Fund	—	—		322,416	4,587	13,764	194	308,652	4,392
Global Multi-Strategy Fund	249,656	2,595		83,583	936	21,773	242	311,466	3,289
Global Opportunities Fund	488,258	5,300		30,414	363	34,019	409	484,653	5,254
Global Real Estate Securities Fund	646,756	4,904		37,659	358	243,860	2,331	440,555	3,285
High Yield Fund I	228,963	2,146		7,530	76	236,493	2,439	—	—
Inflation Protection Fund	258,326	2,277		77,598	670	23,249	199	312,675	2,748
International Emerging Markets Fund	161,761	3,621		9,432	224	78,472	1,829	92,721	2,034
LargeCap Growth Fund	318,795	3,361		10,521	114	329,316	3,713	—	—
LargeCap Growth Fund I	1,059,246	12,321		52,373	665	455,945	5,904	655,674	7,584
LargeCap S&P 500 Index Fund	568,819	6,628		234,652	3,474	47,079	694	756,392	9,410
LargeCap Value Fund	514,960	6,482		25,941	328	187,029	2,356	353,872	4,458
LargeCap Value Fund III	681,988	9,186		30,420	477	378,757	5,983	333,651	4,358
MidCap Fund	—	—		44,098	1,035	2,270	54	41,828	981
MidCap Growth Fund III	351,502	3,338		20,255	215	22,724	245	349,033	3,308
MidCap Value Fund III	179,416	2,936		10,936	215	12,318	244	178,034	2,909
Origin Emerging Markets Fund	—	—		220,832	2,147	8,168	83	212,664	2,063
Overseas Fund	746,753	7,417		115,795	1,261	55,096	595	807,452	8,083
Preferred Securities Fund	231,582	2,356		11,307	117	242,889	2,539	—	—
SmallCap Growth Fund I	207,892	1,839		10,424	128	11,587	145	206,729	1,822
SmallCap Value Fund II	198,589	1,674		10,078	132	11,268	150	197,399	1,658
		$108,671			$32,287		$33,049		$109,992

					Realized Gain/Loss			Realized Gain from
		Income			on Investments		Capital Gain Distributions
Blue Chip Fund			$—			$2			$—
Bond & Mortgage Securities Account			—			—			—
Bond Market Index Fund			—			—			—
Diversified International Fund			—			(1)			—
Diversified Real Asset Fund			—			—			—
Equity Income Fund			44			1			—
Global Diversified Income Fund			61			(1)			—
Global Multi-Strategy Fund			—			—			—
Global Opportunities Fund			—			—			—
Global Real Estate Securities Fund			54			354			—
High Yield Fund I			20			217			—
Inflation Protection Fund			—			—			—
International Emerging Markets Fund			—			18			—
LargeCap Growth Fund			—			238			—
LargeCap Growth Fund I			—			502			—
LargeCap S&P 500 Index Fund			—			2			—
LargeCap Value Fund			—			4			—
LargeCap Value Fund III			—			678			—
MidCap Fund			—			—			—
MidCap Growth Fund III			—			—			—
MidCap Value Fund III			—			2			—
Origin Emerging Markets Fund			—			(1)			—
Overseas Fund			—			—			—
Preferred Securities Fund			31			66			—
SmallCap Growth Fund I			—			—			—
SmallCap Value Fund II			—			2			—
			$210			$2,083			$—
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
Principal LifeTime 2040 Account
June 30, 2015 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 92.97%
Bond Market Index Fund (a)	93,673	$1,028
Diversified International Fund (a)	326,170	3,917
Diversified Real Asset Fund (a)	127,636	1,521
Global Multi-Strategy Fund (a)	92,588	1,029
Global Opportunities Fund (a)	211,374	2,536
Global Real Estate Securities Fund (a)	247,031	2,208
High Yield Fund I (a)	89,892	905
Inflation Protection Fund (a)	48,721	413
International Emerging Markets Fund (a)	40,768	976
LargeCap Growth Fund (a)	156,820	1,796
LargeCap Growth Fund I (a)	365,677	4,794
LargeCap S&P 500 Index Fund (a)	343,208	5,011
LargeCap Value Fund (a)	229,096	2,912
LargeCap Value Fund III (a)	209,831	3,347
MidCap Growth Fund III (a)	164,345	1,780
MidCap Value Fund III (a)	91,868	1,824
Origin Emerging Markets Fund (a),(b)	99,911	1,006
Overseas Fund (a)	364,531	3,915
SmallCap Growth Fund I (a)	89,935	1,181
SmallCap Value Fund II (a)	80,028	1,084
		$43,183

Principal Variable Contracts Funds, Inc. Class 1 - 7.05%
Bond & Mortgage Securities Account (a)	285,160	3,274

TOTAL INVESTMENT COMPANIES		$46,457
Total Investments		$46,457
Liabilities in Excess of Other Assets, Net - (0.02)%		$(7)
TOTAL NET ASSETS - 100.00%		$46,450

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	51.08%
International Equity Funds	31.34%
Fixed Income Funds	12.10%
Specialty Funds	5.50%
Liabilities in Excess of Other Assets, Net	(0.02)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2040 Account
June 30, 2015 (unaudited)

	December 31,	December 31,
Affiliated Securities	2014	2014		Purchases	Purchases	Sales		Sales	June 30, 2015 June 30, 2015
	Shares	Cost		Shares	Cost	Shares		Proceeds	Shares	Cost
Bond & Mortgage Securities Account	266,039	$3,074		36,130	$418	17,009		$196	285,160	$3,296
Bond Market Index Fund	87,033	969		12,551	139	5,911		66	93,673	1,042
Diversified International Fund	290,599	3,615		54,619	658	19,048		229	326,170	4,044
Diversified Real Asset Fund	54,373	612		79,072	955	5,809		71	127,636	1,496
Global Multi-Strategy Fund	85,868	904		12,703	142	5,983		67	92,588	979
Global Opportunities Fund	197,769	2,179		25,723	309	12,118		146	211,374	2,342
Global Real Estate Securities Fund	229,461	1,773		31,259	297	13,689		131	247,031	1,939
High Yield Fund I	81,699	814		13,415	137	5,222		54	89,892	897
Inflation Protection Fund	—	—		50,212	429	1,491		12	48,721	417
International Emerging Markets Fund	62,753	1,650		7,522	180	29,507		689	40,768	1,124
LargeCap Growth Fund	147,717	1,565		17,194	193	8,091		92	156,820	1,666
LargeCap Growth Fund I	446,008	5,233		48,558	627	128,889		1,699	365,677	4,246
LargeCap S&P 500 Index Fund	229,346	2,691		130,817	1,940	16,955		250	343,208	4,381
LargeCap Value Fund	214,330	2,715		27,772	354	13,006		166	229,096	2,903
LargeCap Value Fund III	295,114	4,002		29,437	467	114,720		1,825	209,831	2,793
MidCap Growth Fund III	135,812	1,443		37,692	413	9,159		99	164,345	1,757
MidCap Value Fund III	76,201	1,267		20,636	413	4,969		100	91,868	1,580
Origin Emerging Markets Fund	—	—		102,579	1,014	2,668		27	99,911	987
Overseas Fund	325,043	3,340		60,644	658	21,156		228	364,531	3,770
Preferred Securities Fund	64,017	667		4,677	48	68,694		718	—	—
SmallCap Growth Fund I	85,035	968		9,231	115	4,331		54	89,935	1,029
SmallCap Value Fund II	75,360	710		8,805	116	4,137		55	80,028	771
		$40,191			$10,022			$6,974		$43,459

					Realized Gain/Loss				Realized Gain from
		Income			on Investments			Capital Gain Distributions
Bond & Mortgage Securities Account			$—			$—	$			—
Bond Market Index Fund			—			—				—
Diversified International Fund			—			—				—
Diversified Real Asset Fund			—			—				—
Global Multi-Strategy Fund			—			—				—
Global Opportunities Fund			—			—				—
Global Real Estate Securities Fund			20			—				—
High Yield Fund I			24			—				—
Inflation Protection Fund			—			—				—
International Emerging Markets Fund			—			(17)				—
LargeCap Growth Fund			—			—				—
LargeCap Growth Fund I			—			85				—
LargeCap S&P 500 Index Fund			—			—				—
LargeCap Value Fund			—			—				—
LargeCap Value Fund III			—			149				—
MidCap Growth Fund III			—			—				—
MidCap Value Fund III			—			—				—
Origin Emerging Markets Fund			—			—				—
Overseas Fund			—			—				—
Preferred Securities Fund			9			3				—
SmallCap Growth Fund I			—			—				—
SmallCap Value Fund II			—			—				—
			$53			$220	$			—
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
Principal LifeTime 2050 Account
June 30, 2015 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 96.53%
Bond Market Index Fund (a)	16,958	$186
Diversified International Fund (a)	171,770	2,063
Diversified Real Asset Fund (a)	53,787	641
Global Multi-Strategy Fund (a)	44,558	495
Global Opportunities Fund (a)	119,851	1,438
Global Real Estate Securities Fund (a)	133,485	1,193
High Yield Fund I (a)	41,504	418
International Emerging Markets Fund (a)	22,839	547
LargeCap Growth Fund (a)	87,220	999
LargeCap Growth Fund I (a)	198,166	2,598
LargeCap S&P 500 Index Fund (a)	187,817	2,742
LargeCap Value Fund (a)	116,393	1,479
LargeCap Value Fund III (a)	111,817	1,783
MidCap Growth Fund III (a)	91,941	996
MidCap Value Fund III (a)	50,562	1,004
Origin Emerging Markets Fund (a),(b)	46,701	470
Overseas Fund (a)	187,850	2,018
SmallCap Growth Fund I (a)	46,186	606
SmallCap Value Fund II (a)	43,948	596
		$22,272

Principal Variable Contracts Funds, Inc. Class 1 - 3.50%
Bond & Mortgage Securities Account (a)	70,351	808

TOTAL INVESTMENT COMPANIES		$23,080
Total Investments		$23,080
Liabilities in Excess of Other Assets, Net - (0.03)%		$(6)
TOTAL NET ASSETS - 100.00%		$23,074

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	55.49%
International Equity Funds	33.49%
Fixed Income Funds	6.12%
Specialty Funds	4.93%
Liabilities in Excess of Other Assets, Net	(0.03)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2050 Account
June 30, 2015 (unaudited)

	December 31,	December 31,
Affiliated Securities	2014	2014		Purchases	Purchases	Sales		Sales	June 30, 2015 June 30, 2015
	Shares	Cost		Shares	Cost	Shares		Proceeds	Shares	Cost
Bond & Mortgage Securities Account	38,120	$445		38,947	$456	6,716		$77	70,351	$824
Bond Market Index Fund	16,503	184		2,600	29	2,145		24	16,958	189
Diversified International Fund	166,673	2,117		24,522	290	19,425		232	171,770	2,177
Diversified Real Asset Fund	28,553	320		30,201	365	4,967		61	53,787	624
Global Multi-Strategy Fund	32,659	337		16,331	184	4,432		50	44,558	471
Global Opportunities Fund	116,435	1,262		16,718	200	13,302		160	119,851	1,302
Global Real Estate Securities Fund	128,671	980		18,426	176	13,612		129	133,485	1,027
High Yield Fund I	39,201	381		7,159	73	4,856		50	41,504	404
International Emerging Markets Fund	40,498	1,034		5,264	125	22,923		535	22,839	615
LargeCap Growth Fund	85,164	898		10,109	113	8,053		90	87,220	921
LargeCap Growth Fund I	243,430	2,833		30,022	385	75,286		991	198,166	2,296
LargeCap S&P 500 Index Fund	125,211	1,462		80,057	1,187	17,451		257	187,817	2,392
LargeCap Value Fund	113,702	1,430		15,742	201	13,051		166	116,393	1,465
LargeCap Value Fund III	159,825	2,157		18,747	296	66,755		1,065	111,817	1,487
MidCap Growth Fund III	72,395	731		28,784	316	9,238		100	91,941	947
MidCap Value Fund III	42,283	687		13,340	267	5,061		100	50,562	854
Origin Emerging Markets Fund	—	—		49,850	472	3,149		32	46,701	442
Overseas Fund	182,273	1,823		27,185	290	21,608		232	187,850	1,881
Preferred Securities Fund	43,999	452		4,602	48	48,601		509	—	—
SmallCap Growth Fund I	45,128	476		5,385	66	4,327		54	46,186	488
SmallCap Value Fund II	42,932	382		5,144	67	4,128		55	43,948	395
		$20,391			$5,606			$4,969		$21,201

					Realized Gain/Loss				Realized Gain from
		Income			on Investments			Capital Gain Distributions
Bond & Mortgage Securities Account			$—			$—	$			—
Bond Market Index Fund			—			—				—
Diversified International Fund			—			2				—
Diversified Real Asset Fund			—			—				—
Global Multi-Strategy Fund			—			—				—
Global Opportunities Fund			—			—				—
Global Real Estate Securities Fund			11			—				—
High Yield Fund I			11			—				—
International Emerging Markets Fund			—			(9)				—
LargeCap Growth Fund			—			—				—
LargeCap Growth Fund I			—			69				—
LargeCap S&P 500 Index Fund			—			—				—
LargeCap Value Fund			—			—				—
LargeCap Value Fund III			—			99				—
MidCap Growth Fund III			—			—				—
MidCap Value Fund III			—			—				—
Origin Emerging Markets Fund			—			2				—
Overseas Fund			—			—				—
Preferred Securities Fund			6			9				—
SmallCap Growth Fund I			—			—				—
SmallCap Value Fund II			—			1				—
			$28			$173	$			—
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
Principal LifeTime 2060 Account
June 30, 2015 (unaudited)

INVESTMENT COMPANIES - 100.21%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 98.36%
Bond Market Index Fund (a)	1,018	$11
Diversified International Fund (a)	15,150	182
Diversified Real Asset Fund (a)	3,204	38
Global Multi-Strategy Fund (a)	3,407	38
Global Opportunities Fund (a)	10,873	130
Global Real Estate Securities Fund (a)	11,464	102
High Yield Fund I (a)	3,746	38
International Emerging Markets Fund (a)	2,338	56
LargeCap Growth Fund (a)	6,452	74
LargeCap Growth Fund I (a)	17,354	228
LargeCap S&P 500 Index Fund (a)	17,128	250
LargeCap Value Fund (a)	9,793	124
LargeCap Value Fund III (a)	9,518	152
MidCap Growth Fund III (a)	8,305	90
MidCap Value Fund III (a)	4,544	90
Origin Emerging Markets Fund (a),(b)	4,363	44
Overseas Fund (a)	16,565	178
SmallCap Growth Fund I (a)	3,375	44
SmallCap Value Fund II (a)	3,229	44
		$1,913

Principal Variable Contracts Funds, Inc. Class 1 - 1.85%
Bond & Mortgage Securities Account (a)	3,114	37

TOTAL INVESTMENT COMPANIES		$1,950
Total Investments		$1,950
Liabilities in Excess of Other Assets, Net - (0.21)%		$(5)
TOTAL NET ASSETS - 100.00%		$1,945

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	56.35%
International Equity Funds	35.62%
Fixed Income Funds	4.35%
Specialty Funds	3.89%
Liabilities in Excess of Other Assets, Net	(0.21)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2060 Account
June 30, 2015 (unaudited)

	December 31,	December 31,
Affiliated Securities	2014	2014		Purchases	Purchases	Sales		Sales	June 30, 2015 June 30, 2015
	Shares	Cost		Shares	Cost	Shares		Proceeds	Shares	Cost
Bond & Mortgage Securities Account	1,316	$15		1,904	$22	106		$3	3,114	$34
Bond Market Index Fund	426	5		629	7	37		1	1,018	11
Diversified International Fund	6,408	74		9,273	110	531		6	15,150	178
Diversified Real Asset Fund	972	12		2,728	33	496		6	3,204	39
Global Multi-Strategy Fund	1,446	16		2,078	23	117		1	3,407	38
Global Opportunities Fund	4,735	57		6,507	78	369		4	10,873	131
Global Real Estate Securities Fund	5,296	44		6,533	62	365		4	11,464	102
High Yield Fund I	1,531	16		2,343	24	128		1	3,746	39
International Emerging Markets Fund	1,702	39		1,836	44	1,200		29	2,338	54
LargeCap Growth Fund	2,900	31		3,768	42	216		2	6,452	71
LargeCap Growth Fund I	9,234	116		11,058	143	2,938		39	17,354	220
LargeCap S&P 500 Index Fund	4,899	63		12,627	186	398		6	17,128	243
LargeCap Value Fund	4,095	52		6,019	77	321		4	9,793	125
LargeCap Value Fund III	6,211	88		6,837	108	3,530		56	9,518	141
MidCap Growth Fund III	2,835	33		5,700	62	230		3	8,305	92
MidCap Value Fund III	1,561	29		3,107	62	124		2	4,544	89
Origin Emerging Markets Fund	—	—		4,392	43	29		—	4,363	43
Overseas Fund	6,857	78		10,296	110	588		6	16,565	182
Preferred Securities Fund	1,622	16		1,198	12	2,820		28	—	—
SmallCap Growth Fund I	1,434	19		2,058	26	117		1	3,375	44
SmallCap Value Fund II	1,394	18		1,945	26	110		1	3,229	43
		$821			$1,300			$203		$1,919

					Realized Gain/Loss				Realized Gain from
		Income			on Investments			Capital Gain Distributions
Bond & Mortgage Securities Account			$—			$—	$			—
Bond Market Index Fund			—			—				—
Diversified International Fund			—			—				—
Diversified Real Asset Fund			—			—				—
Global Multi-Strategy Fund			—			—				—
Global Opportunities Fund			—			—				—
Global Real Estate Securities Fund			1			—				—
High Yield Fund I			1			—				—
International Emerging Markets Fund			—			—				—
LargeCap Growth Fund			—			—				—
LargeCap Growth Fund I			—			—				—
LargeCap S&P 500 Index Fund			—			—				—
LargeCap Value Fund			—			—				—
LargeCap Value Fund III			—			1				—
MidCap Growth Fund III			—			—				—
MidCap Value Fund III			—			—				—
Origin Emerging Markets Fund			—			—				—
Overseas Fund			—			—				—
Preferred Securities Fund			—			—				—
SmallCap Growth Fund I			—			—				—
SmallCap Value Fund II			—			—				—
			$2			$1	$			—
Amounts in thousands except shares

See accompanying notes.

		Schedule of Investments
	Principal LifeTime Strategic Income Account
		June 30, 2015 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 56.80%
Blue Chip Fund (a)	30,420	$481
Bond Market Index Fund (a)	237,033	2,600
Diversified International Fund (a)	53,156	638
Diversified Real Asset Fund (a)	72,352	863
Equity Income Fund (a)	40,585	1,069
Global Diversified Income Fund (a)	210,046	2,915
Global Multi-Strategy Fund (a)	102,535	1,140
Global Opportunities Fund (a)	21,125	254
Inflation Protection Fund (a)	386,038	3,270
International Emerging Markets Fund (a)	7,163	171
LargeCap Growth Fund I (a)	46,280	607
LargeCap S&P 500 Index Fund (a)	45,069	658
MidCap Fund (a)	27,821	640
Origin Emerging Markets Fund (a),(b)	17,056	172
Overseas Fund (a)	59,778	642
SmallCap Growth Fund I (a)	10,155	133
SmallCap Value Fund II (a)	9,681	131
		$16,384

Principal Variable Contracts Funds, Inc. Class 1 - 43.22%
Bond & Mortgage Securities Account (a)	666,908	7,656
Short-Term Income Account (a)	1,842,976	4,810
		$12,466
TOTAL INVESTMENT COMPANIES		$28,850
Total Investments		$28,850
Liabilities in Excess of Other Assets, Net - (0.02)%		$(5)
TOTAL NET ASSETS - 100.00%		$28,845

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		63.57%
Specialty Funds		17.05%
Domestic Equity Funds		12.89%
International Equity Funds		6.51%
Liabilities in Excess of Other Assets, Net		(0.02)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime Strategic Income Account
June 30, 2015 (unaudited)

	December 31,	December 31,
Affiliated Securities	2014	2014		Purchases	Purchases	Sales		Sales	June 30, 2015 June 30, 2015
	Shares	Cost		Shares	Cost	Shares		Proceeds	Shares	Cost
Blue Chip Fund	—	$—		32,543	$512	2,123		$34	30,420	$478
Bond & Mortgage Securities Account	743,612	8,771		40,050	463	116,754		1,355	666,908	7,885
Bond Market Index Fund	249,296	2,775		14,293	158	26,556		295	237,033	2,638
Diversified International Fund	55,893	750		3,115	37	5,852		71	53,156	720
Diversified Real Asset Fund	109,630	1,149		5,789	70	43,067		520	72,352	751
Equity Income Fund	79,781	1,510		3,510	94	42,706		1,139	40,585	767
Global Diversified Income Fund	149,602	1,487		90,331	1,280	29,887		421	210,046	2,345
Global Multi-Strategy Fund	71,871	743		40,910	458	10,246		115	102,535	1,086
Global Opportunities Fund	22,354	241		1,407	17	2,636		32	21,125	227
High Yield Fund I	104,822	1,096		2,899	29	107,721		1,111	—	—
Inflation Protection Fund	228,467	1,836		194,889	1,653	37,318		319	386,038	3,172
International Emerging Markets Fund	8,405	203		484	12	1,726		42	7,163	173
LargeCap Growth Fund I	87,126	1,013		3,255	42	44,101		571	46,280	536
LargeCap S&P 500 Index Fund	34,433	401		16,279	241	5,643		83	45,069	560
MidCap Fund	37,686	567		1,609	37	11,474		270	27,821	408
Origin Emerging Markets Fund	—	—		18,092	173	1,036		10	17,056	164
Overseas Fund	62,886	585		3,487	37	6,595		71	59,778	552
Short-Term Income Account	1,940,482	4,888		109,885	286	207,391		541	1,842,976	4,634
SmallCap Growth Fund I	10,788	93		708	9	1,341		17	10,155	86
SmallCap Value Fund II	10,282	85		667	9	1,268		16	9,681	78
		$28,193			$5,617			$7,033		$27,260

					Realized Gain/Loss				Realized Gain from
		Income			on Investments			Capital Gain Distributions
Blue Chip Fund			$—			$—	$			—
Bond & Mortgage Securities Account			—			6				—
Bond Market Index Fund			—			—				—
Diversified International Fund			—			4				—
Diversified Real Asset Fund			—			52				—
Equity Income Fund			12			302				—
Global Diversified Income Fund			59			(1)				—
Global Multi-Strategy Fund			—			—				—
Global Opportunities Fund			—			1				—
High Yield Fund I			9			(14)				—
Inflation Protection Fund			—			2				—
International Emerging Markets Fund			—			—				—
LargeCap Growth Fund I			—			52				—
LargeCap S&P 500 Index Fund			—			1				—
MidCap Fund			—			74				—
Origin Emerging Markets Fund			—			1				—
Overseas Fund			—			1				—
Short-Term Income Account			—			1				—
SmallCap Growth Fund I			—			1				—
SmallCap Value Fund II			—			—				—
			$80			$483	$			—
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
Real Estate Securities Account
June 30, 2015 (unaudited)

COMMON STOCKS - 99.24%	Shares Held	Value (000	's)

Healthcare - Services - 1.11%
Brookdale Senior Living Inc (a)	48,635		$1,687

REITS - 98.13%
Alexandria Real Estate Equities Inc	34,000		2,974
American Realty Capital Properties Inc	150,328		1,222
American Tower Corp	26,399		2,463
Apartment Investment & Management Co	133,700		4,938
AvalonBay Communities Inc	37,155		5,940
Boston Properties Inc	54,102		6,549
Camden Property Trust	36,783		2,732
CBL & Associates Properties Inc	14,628		237
CubeSmart	132,382		3,066
CyrusOne Inc	33,978		1,001
DDR Corp	166,999		2,582
Duke Realty Corp	133,330		2,476
Education Realty Trust Inc	44,268		1,388
EPR Properties	49,789		2,727
Equity One Inc	113,339		2,645
Equity Residential	72,357		5,077
Essex Property Trust Inc	38,016		8,078
Extra Space Storage Inc	16,640		1,085
Federal Realty Investment Trust	22,648		2,901
First Industrial Realty Trust Inc	179,242		3,357
General Growth Properties Inc	231,853		5,949
GEO Group Inc/The	8,613		294
Health Care REIT Inc	101,093		6,635
Host Hotels & Resorts Inc	250,157		4,961
Hudson Pacific Properties Inc	52,075		1,477
Kilroy Realty Corp	55,696		3,740
Macerich Co/The	6,800		507
Pebblebrook Hotel Trust	100,350		4,303
Prologis Inc	165,613		6,144
Public Storage	48,077		8,864
Saul Centers Inc	33,004		1,623
Simon Property Group Inc	102,287		17,698
SL Green Realty Corp	59,740		6,565
STORE Capital Corp	43,169		868
Strategic Hotels & Resorts Inc (a)	197,896		2,399
Sun Communities Inc	36,392		2,250
Sunstone Hotel Investors Inc	188,614		2,831
Ventas Inc	114,424		7,105
Vornado Realty Trust	21,853		2,075
WP GLIMCHER Inc	16,646		225
			$149,951
TOTAL COMMON STOCKS			$151,638
INVESTMENT COMPANIES - 0.00%	Shares Held	Value (000	's)

Publicly Traded Investment Fund - 0.00%
BlackRock Liquidity Funds FedFund Portfolio	1,895		2

TOTAL INVESTMENT COMPANIES			$2
Total Investments			$151,640
Other Assets in Excess of Liabilities, Net - 0.76%			$1,167
TOTAL NET ASSETS - 100.00%			$152,807

(a) Non-Income Producing Security

Portfolio Summary (unaudited)

Sector			Percent
Financial			98.13%
Consumer, Non-cyclical			1.11%
Exchange Traded Funds			0.00%
Other Assets in Excess of Liabilities, Net			0.76%
TOTAL NET ASSETS			100.00%

See accompanying notes.

Schedule of Investments
SAM Balanced Portfolio
June 30, 2015 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 51.00%
Blue Chip Fund (a)	2,602,916	$41,178
Diversified International Fund (a)	1,240,892	14,903
Global Diversified Income Fund (a)	1,286,793	17,861
Global Multi-Strategy Fund (a)	6,172,366	68,637
Global Real Estate Securities Fund (a)	2,005,409	17,928
High Yield Fund (a)	2,969,203	21,913
Inflation Protection Fund (a)	1,611,737	13,652
International Emerging Markets Fund (a)	572,767	13,706
LargeCap Growth Fund (a)	7,313,001	83,734
LargeCap Value Fund (a)	5,085,942	64,642
MidCap Value Fund I (a)	1,125,719	16,728
Preferred Securities Fund (a)	365,909	3,721
Principal Capital Appreciation Fund (a)	737,183	44,179
SmallCap Growth Fund I (a)	73,759	969
SmallCap Value Fund II (a)	498,756	6,758
Small-MidCap Dividend Income Fund (a)	1,987,414	27,009
		$457,518

Principal Variable Contracts Funds, Inc. Class 1 - 49.02%
Diversified International Account (a)	3,429,757	51,172
Equity Income Account (a)	4,293,059	98,955
Government & High Quality Bond Account (a)	6,257,725	65,644
Income Account (a)	11,903,356	129,151
MidCap Account (a)	866,209	55,316
Short-Term Income Account (a)	15,121,113	39,466
		$439,704
TOTAL INVESTMENT COMPANIES		$897,222
Total Investments		$897,222
Liabilities in Excess of Other Assets, Net - (0.02)%		$(198)
TOTAL NET ASSETS - 100.00%		$897,024

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	49.00%
Fixed Income Funds	30.49%
International Equity Funds	10.89%
Specialty Funds	9.64%
Liabilities in Excess of Other Assets, Net	(0.02)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
SAM Balanced Portfolio
June 30, 2015 (unaudited)

	December 31,	December 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales	June 30, 2015 June 30, 2015
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	2,782,489	$39,000	3,938	$64	183,511	$2,916	2,602,916	$36,167
Diversified International Account	5,052,004	53,927	4,095	62	1,626,342	22,733	3,429,757	34,791
Diversified International Fund	—	—	1,240,892	15,040	—	—	1,240,892	15,040
Equity Income Account	4,692,543	52,332	—	—	399,484	9,327	4,293,059	47,474
Global Diversified Income Fund	1,338,732	18,057	29,828	420	81,767	1,156	1,286,793	17,319
Global Multi-Strategy Fund	4,448,034	46,633	1,724,333	18,975	—	—	6,172,366	65,608
Global Real Estate Securities Fund	1,013,697	8,193	1,046,237	10,025	54,525	500	2,005,409	17,685
Government & High Quality Bond	6,654,476	65,657	18,955	199	415,706	4,377	6,257,725	61,516
Account
High Yield Fund	2,590,684	17,625	378,519	2,797	—	—	2,969,203	20,422
Income Account	12,440,973	121,674	—	—	537,617	5,864	11,903,356	115,889
Inflation Protection Fund	1,295,128	11,148	330,433	2,802	13,824	120	1,611,737	13,831
International Emerging Markets Fund	655,350	15,441	151,351	3,589	233,934	5,408	572,767	13,495
LargeCap Growth Fund	7,813,229	84,220	10,989	127	511,217	5,779	7,313,001	78,339
LargeCap Value Fund	8,194,515	106,259	21,166	272	3,129,739	39,596	5,085,942	65,657
MidCap Account	905,088	39,930	1,368	89	40,247	2,614	866,209	37,628
MidCap Value Fund I	242,199	3,953	883,521	12,949	—	—	1,125,719	16,902
Preferred Securities Fund	371,056	2,083	9,305	96	14,452	150	365,909	2,058
Principal Capital Appreciation Fund	874,988	44,541	—	—	137,805	8,327	737,183	37,265
Short-Term Income Account	16,080,585	40,843	76,499	199	1,035,971	2,698	15,121,113	38,329
SmallCap Growth Fund I	73,759	747	—	—	—	—	73,759	747
SmallCap Value Fund II	498,756	5,013	—	—	—	—	498,756	5,013
Small-MidCap Dividend Income Fund	2,065,534	22,800	24,696	342	102,816	1,438	1,987,414	21,698
		$800,076		$68,047		$113,003		$762,873

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$—			$19			$—
Diversified International Account		—			3,535			—
Diversified International Fund		—			—			—
Equity Income Account		—			4,469			—
Global Diversified Income Fund		382			(2)			—
Global Multi-Strategy Fund		—			—			—
Global Real Estate Securities Fund		181			(33)			—
Government & High Quality Bond Account		—			37			—
High Yield Fund		614			—			—
Income Account		—			79			—
Inflation Protection Fund		—			1			—
International Emerging Markets Fund		—			(127)			—
LargeCap Growth Fund		—			(229)			—
LargeCap Value Fund		—			(1,278)			—
MidCap Account		—			223			—
MidCap Value Fund I		—			—			—
Preferred Securities Fund		96			29			—
Principal Capital Appreciation Fund		—			1,051			—
Short-Term Income Account		—			(15)			—
SmallCap Growth Fund I		—			—			—
SmallCap Value Fund II		—			—			—
Small-MidCap Dividend Income Fund		303			(6)			—
		$1,576			$7,753			$—
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
SAM Conservative Balanced Portfolio
June 30, 2015 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 42.69%
Blue Chip Fund (a)	390,801	$6,183
Diversified International Fund (a)	207,855	2,496
Global Diversified Income Fund (a)	522,781	7,256
Global Multi-Strategy Fund (a)	1,077,665	11,984
Global Real Estate Securities Fund (a)	372,538	3,331
High Yield Fund (a)	1,462,477	10,793
Inflation Protection Fund (a)	604,461	5,120
International Emerging Markets Fund (a)	95,958	2,296
LargeCap Growth Fund (a)	1,291,680	14,790
LargeCap Value Fund (a)	892,072	11,338
MidCap Value Fund I (a)	276,932	4,115
Preferred Securities Fund (a)	113,152	1,151
Principal Capital Appreciation Fund (a)	137,127	8,218
SmallCap Growth Fund I (a)	20,894	274
SmallCap Value Fund II (a)	73,229	992
Small-MidCap Dividend Income Fund (a)	312,201	4,243
		$94,580

Principal Variable Contracts Funds, Inc. Class 1 - 57.33%
Bond & Mortgage Securities Account (a)	369,167	4,238
Diversified International Account (a)	549,281	8,195
Equity Income Account (a)	636,575	14,673
Government & High Quality Bond Account (a)	2,623,750	27,523
Income Account (a)	4,402,337	47,765
MidCap Account (a)	125,898	8,040
Short-Term Income Account (a)	6,358,896	16,597
		$127,031
TOTAL INVESTMENT COMPANIES		$221,611
Total Investments		$221,611
Liabilities in Excess of Other Assets, Net - (0.02)%		$(51)
TOTAL NET ASSETS - 100.00%		$221,560

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	51.08%
Domestic Equity Funds	32.89%
Specialty Funds	8.68%
International Equity Funds	7.37%
Liabilities in Excess of Other Assets, Net	(0.02)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
SAM Conservative Balanced Portfolio
June 30, 2015 (unaudited)

	December 31,	December 31,
Affiliated Securities	2014	2014		Purchases	Purchases	Sales	Sales	June 30, 2015 June 30, 2015
	Shares	Cost		Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	397,512	$5,444		11,491	$184	18,202	$289	390,801	$5,338
Bond & Mortgage Securities Account	396,098	4,603		—	—	26,931	312	369,167	4,287
Diversified International Account	796,751	8,228		10,836	164	258,306	3,604	549,281	5,344
Diversified International Fund	—	—		207,855	2,519	—	—	207,855	2,519
Equity Income Account	666,857	7,436		15,112	356	45,394	1,061	636,575	7,056
Global Diversified Income Fund	528,519	7,176		23,754	336	29,492	416	522,781	7,086
Global Multi-Strategy Fund	897,556	9,492		180,109	1,989	—	—	1,077,665	11,481
Global Real Estate Securities Fund	281,701	2,288		118,099	1,123	27,262	250	372,538	3,148
Government & High Quality Bond	2,670,835	26,905		89,444	944	136,529	1,437	2,623,750	26,415
Account
High Yield Fund	1,364,721	9,477		178,353	1,317	80,597	600	1,462,477	10,172
Income Account	4,494,303	44,866		122,696	1,342	214,662	2,340	4,402,337	43,886
Inflation Protection Fund	412,086	3,547		192,376	1,643	—	—	604,462	5,190
International Emerging Markets Fund	109,246	2,563		31,140	739	44,428	1,027	95,958	2,251
LargeCap Growth Fund	1,376,642	14,994		—	—	84,962	959	1,291,680	13,977
LargeCap Value Fund	1,313,046	16,996		27,765	356	448,739	5,711	892,072	11,492
MidCap Account	127,557	5,216		5,757	348	7,416	481	125,898	5,116
MidCap Value Fund I	117,560	1,898		159,372	2,337	—	—	276,932	4,235
Preferred Securities Fund	110,275	619		2,877	30	—	—	113,152	649
Principal Capital Appreciation Fund	156,440	7,964		—	—	19,313	1,163	137,127	6,932
Short-Term Income Account	6,529,387	16,430		225,670	589	396,161	1,032	6,358,896	15,980
SmallCap Growth Fund I	20,894	212		—	—	—	—	20,894	212
SmallCap Value Fund II	73,229	726		—	—	—	—	73,229	726
Small-MidCap Dividend Income Fund	331,050	3,592		3,445	48	22,294	313	312,201	3,326
		$200,672			$16,364		$20,995		$196,818

					Realized Gain/Loss			Realized Gain from
		Income			on Investments		Capital Gain Distributions
Blue Chip Fund			$—			$(1)			$—
Bond & Mortgage Securities Account			—			(4)			—
Diversified International Account			—			556			—
Diversified International Fund			—			—			—
Equity Income Account			—			325			—
Global Diversified Income Fund			152			(10)			—
Global Multi-Strategy Fund			—			—			—
Global Real Estate Securities Fund			34			(13)			—
Government & High Quality Bond Account			—			3			—
High Yield Fund			316			(22)			—
Income Account			—			18			—
Inflation Protection Fund			—			—			—
International Emerging Markets Fund			—			(24)			—
LargeCap Growth Fund			—			(58)			—
LargeCap Value Fund			—			(149)			—
MidCap Account			—			33			—
MidCap Value Fund I			—			—			—
Preferred Securities Fund			30			—			—
Principal Capital Appreciation Fund			—			131			—
Short-Term Income Account			—			(7)			—
SmallCap Growth Fund I			—			—			—
SmallCap Value Fund II			—			—			—
Small-MidCap Dividend Income Fund			48			(1)			—
			$580			$777			$—
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
SAM Conservative Growth Portfolio
June 30, 2015 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 62.67%
Blue Chip Fund (a)	1,118,903	$17,701
Diversified International Fund (a)	602,666	7,238
Diversified Real Asset Fund (a)	878,047	10,466
Global Multi-Strategy Fund (a)	2,745,114	30,526
Global Real Estate Securities Fund (a)	894,346	7,995
High Yield Fund (a)	254,478	1,878
International Emerging Markets Fund (a)	83,912	2,008
LargeCap Growth Fund (a)	3,336,119	38,199
LargeCap Value Fund (a)	2,439,158	31,002
MidCap Value Fund I (a)	533,072	7,921
Origin Emerging Markets Fund (a),(b)	331,658	3,340
Preferred Securities Fund (a)	36,365	370
Principal Capital Appreciation Fund (a)	333,904	20,011
SmallCap Growth Fund I (a)	50,087	658
SmallCap Value Fund II (a)	123,629	1,675
Small-MidCap Dividend Income Fund (a)	888,993	12,081
		$193,069

Principal Variable Contracts Funds, Inc. Class 1 - 37.36%
Diversified International Account (a)	1,440,415	21,491
Equity Income Account (a)	1,705,794	39,318
Government & High Quality Bond Account (a)	718,742	7,540
Income Account (a)	1,403,485	15,228
MidCap Account (a)	419,130	26,766
Short-Term Income Account (a)	1,814,722	4,736
		$115,079
TOTAL INVESTMENT COMPANIES		$308,148
Total Investments		$308,148
Liabilities in Excess of Other Assets, Net - (0.03)%		$(86)
TOTAL NET ASSETS - 100.00%		$308,062

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	63.40%
International Equity Funds	13.66%
Specialty Funds	13.31%
Fixed Income Funds	9.66%
Liabilities in Excess of Other Assets, Net	(0.03)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
SAM Conservative Growth Portfolio
June 30, 2015 (unaudited)

	December 31,	December 31,
Affiliated Securities	2014	2014		Purchases	Purchases	Sales	Sales	June 30, 2015 June 30, 2015
	Shares	Cost		Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	1,121,994	$15,701		42,745	$672	45,836	$733	1,118,903	$15,647
Diversified International Account	2,094,008	26,131		35,193	528	688,786	9,657	1,440,415	16,822
Diversified International Fund	—	—		602,666	7,305	—	—	602,666	7,305
Diversified Real Asset Fund	871,224	10,211		28,721	348	21,898	266	878,047	10,283
Equity Income Account	1,830,072	20,448		46,815	1,090	171,093	4,009	1,705,794	18,948
Global Multi-Strategy Fund	2,098,559	22,401		727,665	8,023	81,110	909	2,745,114	29,510
Global Real Estate Securities Fund	797,815	6,823		204,330	1,950	107,799	998	894,346	7,733
Government & High Quality Bond	720,217	6,965		24,816	261	26,291	276	718,742	6,951
Account
High Yield Fund	233,667	1,574		20,811	153	—	—	254,478	1,727
Income Account	1,255,785	12,061		175,593	1,907	27,893	304	1,403,485	13,666
International Emerging Markets Fund	300,706	7,077		—	—	216,794	5,108	83,912	1,948
LargeCap Growth Fund	3,338,967	36,250		105,877	1,204	108,725	1,233	3,336,119	36,159
LargeCap Value Fund	3,267,577	42,345		46,753	598	875,172	11,066	2,439,158	31,509
MidCap Account	352,126	16,536		81,815	4,920	14,811	956	419,130	20,543
MidCap Value Fund I	166,656	2,692		385,332	5,640	18,916	287	533,072	8,018
Origin Emerging Markets Fund	—	—		331,658	3,300	—	—	331,658	3,300
Preferred Securities Fund	35,441	215		925	10	—	—	36,366	225
Principal Capital Appreciation Fund	363,569	18,505		7,258	435	36,923	2,238	333,904	16,876
Short-Term Income Account	1,716,244	4,383		98,478	257	—	—	1,814,722	4,640
SmallCap Growth Fund I	50,087	507		—	—	—	—	50,087	507
SmallCap Value Fund II	123,629	1,218		—	—	—	—	123,629	1,218
Small-MidCap Dividend Income Fund	881,832	10,043		40,700	567	33,539	471	888,993	10,137
		$262,086			$39,168		$38,511		$263,672

					Realized Gain/Loss			Realized Gain from
		Income			on Investments		Capital Gain Distributions
Blue Chip Fund			$—			$7			$—
Diversified International Account			—			(180)			—
Diversified International Fund			—			—			—
Diversified Real Asset Fund			—			(10)			—
Equity Income Account			—			1,419			—
Global Multi-Strategy Fund			—			(5)			—
Global Real Estate Securities Fund			85			(42)			—
Government & High Quality Bond Account			—			1			—
High Yield Fund			54			—			—
Income Account			—			2			—
International Emerging Markets Fund			—			(21)			—
LargeCap Growth Fund			—			(62)			—
LargeCap Value Fund			—			(368)			—
MidCap Account			—			43			—
MidCap Value Fund I			—			(27)			—
Origin Emerging Markets Fund			—			—			—
Preferred Securities Fund			10			—			—
Principal Capital Appreciation Fund			—			174			—
Short-Term Income Account			—			—			—
SmallCap Growth Fund I			—			—			—
SmallCap Value Fund II			—			—			—
Small-MidCap Dividend Income Fund			132			(2)			—
			$281			$929			$—
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
SAM Flexible Income Portfolio
June 30, 2015 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 35.93%
Blue Chip Fund (a)	77,222	$1,222
Diversified International Fund (a)	173,267	2,081
Global Diversified Income Fund (a)	1,085,437	15,066
Global Real Estate Securities Fund (a)	245,227	2,192
High Yield Fund (a)	2,483,835	18,331
Inflation Protection Fund (a)	1,231,074	10,427
International Emerging Markets Fund (a)	89,090	2,132
LargeCap Growth Fund (a)	843,046	9,653
LargeCap Value Fund (a)	827,183	10,513
Preferred Securities Fund (a)	198,350	2,017
SmallCap Growth Fund I (a)	20,056	263
Small-MidCap Dividend Income Fund (a)	755,542	10,268
		$84,165

Principal Variable Contracts Funds, Inc. Class 1 - 64.09%
Bond & Mortgage Securities Account (a)	443,644	5,093
Diversified International Account (a)	116,229	1,734
Equity Income Account (a)	1,006,973	23,211
Government & High Quality Bond Account (a)	2,337,876	24,525
Income Account (a)	6,733,827	73,062
Short-Term Income Account (a)	8,632,676	22,531
		$150,156
TOTAL INVESTMENT COMPANIES		$234,321
Total Investments		$234,321
Liabilities in Excess of Other Assets, Net - (0.02)%		$(55)
TOTAL NET ASSETS - 100.00%		$234,266

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	66.58%
Domestic Equity Funds	23.53%
Specialty Funds	6.43%
International Equity Funds	3.48%
Liabilities in Excess of Other Assets, Net	(0.02)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
SAM Flexible Income Portfolio
June 30, 2015 (unaudited)

	December 31,	December 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales	June 30, 2015 June 30, 2015
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	166,707	$2,149	—	$—	89,485	$1,423	77,222	$984
Bond & Mortgage Securities Account	480,945	5,545	14,158	164	51,459	596	443,644	5,107
Diversified International Account	300,456	2,770	—	—	184,227	2,559	116,229	947
Diversified International Fund	—	—	173,267	2,100	—	—	173,267	2,100
Equity Income Account	1,035,499	14,144	32,657	767	61,183	1,434	1,006,973	13,483
Global Diversified Income Fund	1,094,973	14,933	55,632	785	65,168	918	1,085,437	14,761
Global Real Estate Securities Fund	264,882	1,968	2,320	22	21,975	213	245,227	1,789
Government & High Quality Bond	2,353,313	23,239	107,713	1,135	123,150	1,296	2,337,876	23,083
Account
High Yield Fund	1,949,914	13,756	695,937	5,115	162,016	1,207	2,483,835	17,600
Income Account	6,622,511	66,362	370,260	4,033	258,944	2,822	6,733,827	67,556
Inflation Protection Fund	1,168,795	10,067	72,364	618	10,085	86	1,231,074	10,598
International Emerging Markets Fund	79,337	1,889	30,133	715	20,380	473	89,090	2,110
LargeCap Growth Fund	868,876	9,308	29,702	337	55,532	634	843,046	9,031
LargeCap Value Fund	1,019,252	13,233	36,686	471	228,755	2,916	827,183	10,706
Preferred Securities Fund	351,413	2,006	8,091	84	161,154	1,655	198,350	1,059
Short-Term Income Account	8,611,528	21,314	393,913	1,027	372,765	972	8,632,676	21,366
SmallCap Growth Fund I	20,056	203	—	—	—	—	20,056	203
Small-MidCap Dividend Income Fund	779,702	8,245	26,357	368	50,517	708	755,542	7,914
		$211,131		$17,741		$19,912		$210,397

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$—			$258			$—
Bond & Mortgage Securities Account		—			(6)			—
Diversified International Account		—			736			—
Diversified International Fund		—			—			—
Equity Income Account		—			6			—
Global Diversified Income Fund		317			(39)			—
Global Real Estate Securities Fund		22			12			—
Government & High Quality Bond Account		—			5			—
High Yield Fund		541			(64)			—
Income Account		—			(17)			—
Inflation Protection Fund		—			(1)			—
International Emerging Markets Fund		—			(21)			—
LargeCap Growth Fund		—			20			—
LargeCap Value Fund		—			(82)			—
Preferred Securities Fund		84			624			—
Short-Term Income Account		—			(3)			—
SmallCap Growth Fund I		—			—			—
Small-MidCap Dividend Income Fund		115			9			—
		$1,079			$1,437			$—
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
SAM Strategic Growth Portfolio
June 30, 2015 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 80.40%
Diversified International Fund (a)	1,366,442	$16,411
Global Multi-Strategy Fund (a)	1,761,087	19,583
Global Real Estate Securities Fund (a)	1,099,534	9,830
International Emerging Markets Fund (a)	124,997	2,991
LargeCap Growth Fund (a)	3,194,971	36,583
LargeCap Value Fund (a)	2,387,195	30,341
MidCap Value Fund I (a)	980,955	14,577
Origin Emerging Markets Fund (a),(b)	691,179	6,960
Principal Capital Appreciation Fund (a)	695,834	41,701
SmallCap Growth Fund I (a)	255,568	3,356
SmallCap Value Fund II (a)	350,271	4,746
Small-MidCap Dividend Income Fund (a)	709,747	9,646
		$196,725

Principal Variable Contracts Funds, Inc. Class 1 - 19.63%
Diversified International Account (a)	879,089	13,116
Equity Income Account (a)	1,514,433	34,907
		$48,023
TOTAL INVESTMENT COMPANIES		$244,748
Total Investments		$244,748
Liabilities in Excess of Other Assets, Net - (0.03)%		$(72)
TOTAL NET ASSETS - 100.00%		$244,676

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	71.87%
International Equity Funds	20.16%
Specialty Funds	8.00%
Liabilities in Excess of Other Assets, Net	(0.03)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
SAM Strategic Growth Portfolio
June 30, 2015 (unaudited)

	December 31,	December 31,
Affiliated Securities	2014	2014		Purchases	Purchases	Sales	Sales	June 30, 2015 June 30, 2015
	Shares	Cost		Shares	Cost	Shares	Proceeds	Shares	Cost
Diversified International Account	1,304,494	$14,885		32,435	$487	457,840	$6,411	879,089	$9,539
Diversified International Fund	—	—		1,366,442	16,562	—	—	1,366,442	16,562
Equity Income Account	1,621,596	19,876		85,126	1,973	192,289	4,504	1,514,433	17,864
Global Multi-Strategy Fund	446,248	4,977		1,348,596	14,847	33,757	378	1,761,087	19,444
Global Real Estate Securities Fund	1,125,328	9,486		92,911	881	118,705	1,118	1,099,534	9,242
International Emerging Markets Fund	382,516	9,096		5,835	139	263,354	6,205	124,997	2,947
LargeCap Growth Fund	3,675,275	39,379		116,536	1,299	596,840	6,858	3,194,971	34,199
LargeCap Value Fund	3,464,774	45,010		100,595	1,290	1,178,174	14,830	2,387,195	30,830
MidCap Value Fund I	581,999	9,405		424,852	6,230	25,896	393	980,955	15,204
Origin Emerging Markets Fund	—	—		691,179	6,878	—	—	691,179	6,878
Principal Capital Appreciation Fund	763,314	42,312		33,699	1,991	101,179	6,130	695,834	38,080
SmallCap Growth Fund I	362,606	3,708		—	—	107,038	1,411	255,568	2,533
SmallCap Value Fund II	373,985	3,631		—	—	23,714	324	350,271	3,332
Small-MidCap Dividend Income Fund	683,462	7,799		43,460	607	17,175	242	709,747	8,160
		$209,564			$53,184		$48,804		$214,814

					Realized Gain/Loss			Realized Gain from
		Income			on Investments		Capital Gain Distributions
Diversified International Account			$—			$578			$—
Diversified International Fund			—			—			—
Equity Income Account			—			519			—
Global Multi-Strategy Fund			—			(2)			—
Global Real Estate Securities Fund			99			(7)			—
International Emerging Markets Fund			—			(83)			—
LargeCap Growth Fund			—			379			—
LargeCap Value Fund			—			(640)			—
MidCap Value Fund I			—			(38)			—
Origin Emerging Markets Fund			—			—			—
Principal Capital Appreciation Fund			—			(93)			—
SmallCap Growth Fund I			—			236			—
SmallCap Value Fund II			—			25			—
Small-MidCap Dividend Income Fund			105			(4)			—
			$204			$870			$—
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
Short-Term Income Account
June 30, 2015 (unaudited)

INVESTMENT COMPANIES - 2.74%		Shares Held Value (000's)			Principal
				BONDS (continued)	Amount (000's) Value (000's)
Publicly Traded Investment Fund - 2.74%
BlackRock Liquidity Funds FedFund Portfolio		6,984,452	$6,984	Automobile Asset Backed Securities (continued)
				Westlake Automobile Receivables Trust 2014-
TOTAL INVESTMENT COMPANIES			$6,984	2
				0.97%, 10/16/2017(a),(b)	$437	$437
		Principal
BONDS - 96.83%		Amount (000's) Value (000's)		Westlake Automobile Receivables Trust 2015-
				1
Agriculture - 0.87%				1.17%, 03/15/2018(a),(b)	750	750
Cargill Inc				Westlake Automobile Receivables Trust 2015-
6.00%, 11/27/2017(a)		$2,000	$2,210	2
				1.28%, 07/16/2018(a),(b),(c)	1,250	1,250
Airlines - 0.76%						$16,716
Delta Air Lines 2009-1 Class A Pass Through				Automobile Floor Plan Asset Backed Securities - 2.16%
Trust				CNH Wholesale Master Note Trust
7.75%, 06/17/2021		554	633	0.79%, 08/15/2019(a),(b)	1,250	1,251
UAL 2009-1 Pass Through Trust				Ford Credit Floorplan Master Owner Trust A
10.40%, 05/01/2018		93	101	0.57%, 01/15/2018(b)	500	500
UAL 2009-2A Pass Through Trust				Nissan Master Owner Trust Receivables
9.75%, 01/15/2017		1,097	1,193	0.49%, 02/15/2018(b)	1,000	1,000
			$1,927	Volkswagen Credit Auto Master Trust
				0.54%, 07/22/2019(a),(b)	1,000	999
Automobile Asset Backed Securities - 6.56%
AmeriCredit Automobile Receivables 2015-1				World Omni Master Owner Trust
0.77%, 04/09/2018		1,500	1,499	0.54%, 02/15/2018(a),(b)	1,750	1,750
AmeriCredit Automobile Receivables Trust						$5,500
2013-5				Automobile Manufacturers - 2.84%
0.56%, 03/08/2017(b)		64	64
				Daimler Finance North America LLC
AmeriCredit Automobile Receivables Trust				0.70%, 03/02/2018(a),(b)	750	749
2014-1				1.38%, 08/01/2017(a)	500	499
0.57%, 07/10/2017(b)		321	321	1.65%, 03/02/2018(a)	500	498
AmeriCredit Automobile Receivables Trust				Ford Motor Credit Co LLC
2014-2				3.98%, 06/15/2016	1,930	1,975
0.54%, 10/10/2017(b)		976	975
				PACCAR Financial Corp
AmeriCredit Automobile Receivables Trust				0.88%, 12/06/2018(b)	750	753
2014-3				1.45%, 03/09/2018	500	500
0.64%, 04/09/2018		1,055	1,055	2.20%, 09/15/2019	1,000	1,007
AmeriCredit Automobile Receivables Trust				Toyota Motor Credit Corp
2015-2				2.10%, 01/17/2019	1,250	1,255
0.83%, 09/10/2018(b)		750	749
Capital Auto Receivables Asset Trust 2013-1						$7,236
0.97%, 01/22/2018		1,000	1,001	Banks - 15.93%
Capital Auto Receivables Asset Trust 2014-1				Bank of America NA
0.68%, 05/20/2016(b)		220	220	0.57%, 06/15/2016(b)	1,000	997
Capital Auto Receivables Asset Trust 2014-3				0.59%, 06/15/2017(b)	750	744
0.51%, 02/21/2017(b)		1,800	1,799	1.25%, 02/14/2017	500	500
CPS Auto Receivables Trust 2013-A				5.30%, 03/15/2017	3,900	4,131
1.31%, 06/15/2020(a),(b)		1,094	1,091	Bank of New York Mellon Corp/The
CPS Auto Receivables Trust 2013-B				2.20%, 05/15/2019	1,000	1,004
1.82%, 09/15/2020(a),(b)		608	608	BB&T Corp
CPS Auto Receivables Trust 2013-C				0.94%, 02/01/2019(b)	500	500
1.64%, 04/16/2018(a)		355	356	Branch Banking & Trust Co
CPS Auto Receivables Trust 2013-D				0.58%, 05/23/2017(b)	1,750	1,742
1.54%, 07/16/2018(a),(b)		431	431	0.61%, 09/13/2016(b)	1,300	1,296
CPS Auto Receivables Trust 2014-C				Capital One Financial Corp
1.31%, 02/15/2019(a),(b)		910	910	6.15%, 09/01/2016	1,316	1,389
CPS Auto Receivables Trust 2014-D				Capital One NA/Mclean VA
1.49%, 04/15/2019(a)		812	816	0.96%, 02/05/2018(b)	1,000	1,000
CPS Auto Trust				1.65%, 02/05/2018	1,000	992
1.48%, 03/16/2020(a)		219	219	Citigroup Inc
Ford Credit Auto Owner Trust/Ford Credit				1.70%, 04/27/2018	1,500	1,490
2014-RE	V1			6.13%, 05/15/2018	2,000	2,232
2.26%, 11/15/2025(a),(b)		1,000	1,012	Goldman Sachs Group Inc/The
Santander Drive Auto Receivables Trust 2014-				1.37%, 11/15/2018(b)	1,250	1,261
1				1.44%, 04/23/2020(b)	1,500	1,515
0.56%, 06/15/2017(b)		83	83	2.60%, 04/23/2020	300	298
0.66%, 06/15/2017(b)		364	364	JP Morgan Chase Bank NA
Santander Drive Auto Receivables Trust 2014-				5.88%, 06/13/2016	1,250	1,306
2				6.00%, 10/01/2017	3,000	3,271
0.54%, 07/17/2017(b)		298	298	KeyBank NA/Cleveland OH
Santander Drive Auto Receivables Trust 2014-				1.70%, 06/01/2018	500	499
3				5.45%, 03/03/2016	1,075	1,108
0.54%, 08/15/2017(b)		408	408	Morgan Stanley
				1.13%, 01/24/2019(b)	2,750	2,749
				1.56%, 04/25/2018(b)	1,500	1,522

See accompanying notes.

Schedule of Investments
Short-Term Income Account
June 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's )Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Banks (continued)			Electric - 4.84%
Morgan Stanley (continued)			Dominion Resources Inc/VA
1.88%, 01/05/2018	$500	$501	1.40%, 09/15/2017	$1,000	$1,000
National City Bank/Cleveland OH			Indiantown Cogeneration LP
0.65%, 06/07/2017(b)	500	498	9.77%, 12/15/2020	413	473
PNC Bank NA			LG&E and KU Energy LLC
1.60%, 06/01/2018	750	749	2.13%, 11/15/2015	1,250	1,255
4.88%, 09/21/2017	1,700	1,815	NextEra Energy Capital Holdings Inc
6.88%, 04/01/2018	250	283	1.59%, 06/01/2017	500	501
PNC Funding Corp			7.30%, 09/01/2067(b)	1,000	1,038
5.63%, 02/01/2017	400	425	Public Service Co of New Mexico
SunTrust Bank/Atlanta GA			7.95%, 05/15/2018	2,250	2,618
0.57%, 08/24/2015(b)	1,000	1,000	San Diego Gas & Electric Co
7.25%, 03/15/2018	1,500	1,706	1.91%, 02/01/2022	300	301
US Bank NA/Cincinnati OH			Southern California Edison Co
0.76%, 10/28/2019(b)	1,250	1,253	1.85%, 02/01/2022	615	614
Wells Fargo Bank NA			Talen Energy Supply LLC
6.00%, 11/15/2017	750	826	5.70%, 10/15/2035	1,400	1,400
		$40,602	6.50%, 05/01/2018	250	268
			Texas-New Mexico Power Co
Beverages - 0.61%			9.50%, 04/01/2019(a)	300	372
Anheuser-Busch InBev Finance Inc			TransAlta Corp
2.15%, 02/01/2019	500	502	6.65%, 05/15/2018	2,250	2,487
SABMiller Holdings Inc					$12,327
0.97%, 08/01/2018(a),(b)	500	501
2.45%, 01/15/2017(a)	535	543	Finance - Mortgage Loan/Banker - 4.79%
		$1,546	Fannie Mae
			1.63%, 01/21/2020	7,000	6,990
Biotechnology - 0.78%			1.75%, 09/12/2019	2,500	2,520
Amgen Inc			Freddie Mac
1.25%, 05/22/2017	1,000	999	1.38%, 05/01/2020	2,750	2,711
2.20%, 05/22/2019	1,000	997			$12,221
		$1,996
			Food - 0.85%
Chemicals - 1.06%			HJ Heinz Co
Airgas Inc			1.60%, 06/30/2017(a),(d)	500	500
1.65%, 02/15/2018	1,200	1,193	2.00%, 07/02/2018(a),(d)	400	400
3.25%, 10/01/2015	1,500	1,506	Ingredion Inc
		$2,699	3.20%, 11/01/2015	1,250	1,258
Commercial Services - 0.28%					$2,158
ERAC USA Finance LLC
6.38%, 10/15/2017(a)	645	709	Gas- 0.74%
			Laclede Group Inc/The
			1.02%, 08/15/2017(b)	1,900	1,897
Computers - 0.94%
Apple Inc			Healthcare - Products - 0.69%
0.90%, 05/12/2017	400	400	Becton Dickinson and Co
1.00%, 05/03/2018	500	495	1.80%, 12/15/2017	500	500
International Business Machines Corp			2.68%, 12/15/2019	500	501
1.95%, 02/12/2019	1,500	1,506	Medtronic Inc
		$2,401	2.50%, 03/15/2020(a)	750	751
Credit Card Asset Backed Securities - 0.92%					$1,752
Cabela's Credit Card Master Note Trust
0.54%, 03/16/2020(b)	390	390	Healthcare - Services - 0.60%
0.64%, 07/15/2022(b)	750	749	Anthem Inc
0.67%, 06/15/2020(a),(b)	500	501	5.88%, 06/15/2017	500	543
0.72%, 02/18/2020(a),(b)	710	712	Roche Holdings Inc
			0.61%, 09/30/2019(a),(b)	1,000	999
		$2,352			$1,542
Diversified Financial Services - 3.33%			Home Equity Asset Backed Securities - 3.09%
General Electric Capital Corp			ABFC 2005-WMC1 Trust
0.79%, 01/14/2019(b)	1,750	1,751	0.85%, 06/25/2035(b)	448	444
2.30%, 01/14/2019	500	507	ACE Securities Corp Home Equity Loan Trust
5.63%, 09/15/2017	250	272	Series 2005-HE2
Jefferies Group LLC			0.91%, 04/25/2035(b)	280	279
3.88%, 11/09/2015	1,500	1,513	ACE Securities Corp Home Equity Loan Trust
MassMutual Global Funding II			Series 2005-WF1
2.00%, 04/05/2017(a)	550	557	0.87%, 05/25/2035(b)	191	191
2.10%, 08/02/2018(a)	750	759
2.35%, 04/09/2019(a)	250	252	Asset Backed Securities Corp Home Equity
			Loan Trust Series OOMC 2005-HE6
Murray Street Investment Trust I			0.70%, 07/25/2035(b)	547	543
4.65%, 03/09/2017(b)	2,750	2,889
			Bayview Financial Acquisition Trust
		$8,500	0.82%, 08/28/2044(b)	383	381
			5.66%, 12/28/2036(b)	24	24

See accompanying notes.

Schedule of Investments
Short-Term Income Account
June 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Home Equity Asset Backed Securities (continued)			Iron & Steel - 0.40%
Bear Stearns Asset Backed Securities I Trust			ArcelorMittal
2006-PC1			4.50%, 03/01/2016(b)	$1,000	$1,015
0.51%, 12/25/2035(b)	$395	$393
Home Equity Asset Trust 2005-4
0.89%, 10/25/2035(b)	970	950	Machinery - Diversified - 0.98%
			John Deere Capital Corp
JP Morgan Mortgage Acquisition Corp 2005-			1.35%, 01/16/2018	1,000	1,003
FLD1
0.92%, 07/25/2035(b)	54	54	2.05%, 03/10/2020	1,500	1,484
JP Morgan Mortgage Acquisition Corp 2005-					$2,487
OPT1			Manufactured Housing Asset Backed Securities - 0.03%
0.64%, 06/25/2035(b)	243	241	Green Tree Financial Corp
New Century Home Equity Loan Trust 2005-			7.70%, 09/15/2026	65	68
3			Mid-State Trust IV
0.67%, 07/25/2035(b)	299	297	8.33%, 04/01/2030	11	12
RAMP Series 2005-EFC2 Trust					$80
0.66%, 07/25/2035(b)	30	31
RASC Series 2003-KS10 Trust			Media - 0.35%
4.47%, 03/25/2032	239	241	Time Warner Cable Inc
RASC Series 2005-AHL2 Trust			8.25%, 04/01/2019	750	882
0.54%, 10/25/2035(b)	219	215
Soundview Home Loan Trust 2005-CTX1			Mining - 0.69%
0.60%, 11/25/2035(b)	475	469	Glencore Finance Canada Ltd
Structured Asset Securities Corp Mortgage			2.70%, 10/25/2017(a),(b)	1,250	1,263
Loan Trust Series 2005-GEL4			Teck Resources Ltd
0.80%, 08/25/2035(b)	194	185	5.38%, 10/01/2015	500	504
Terwin Mortgage Trust 2005-2HE					$1,767
0.57%, 01/25/2035(a),(b)	15	15
Terwin Mortgage Trust Series TMTS 2005-			Mortgage Backed Securities - 8.08%
14HE			Adjustable Rate Mortgage Trust 2004-2
4.85%, 08/25/2036(b)	203	208	1.33%, 02/25/2035(b)	26	26
Wells Fargo Home Equity Asset-Backed			Alternative Loan Trust 2004-J8
Securities 2004-2 Trust			6.00%, 02/25/2017	27	27
0.61%, 10/25/2034(b)	53	52	Banc of America Alternative Loan Trust 2003-
5.00%, 10/25/2034	2,559	2,553	10
Wells Fargo Home Equity Asset-Backed			5.00%, 12/25/2018	170	173
Securities 2005-2 Trust			Banc of America Funding 2004-1 Trust
0.60%, 11/25/2035(b)	105	105	5.25%, 02/25/2019	34	35
		$7,871	Banc of America Funding 2004-3 Trust
			4.75%, 09/25/2019	140	142
Home Furnishings - 0.59%			Banc of America Mortgage Trust 2004-8
Samsung Electronics America Inc			5.25%, 10/25/2019	59	61
1.75%, 04/10/2017(a)	1,500	1,510	Banc of America Mortgage Trust 2005-7
			5.00%, 08/25/2020	5	5
Insurance - 5.74%			BCAP LLC 2011-RR11 Trust
Berkshire Hathaway Finance Corp			2.58%, 03/26/2035(a),(b)	273	274
1.60%, 05/15/2017	1,500	1,516	CHL Mortgage Pass-Through Trust 2003-46
Chubb Corp/The			2.47%, 01/19/2034(b)	151	151
6.38%, 03/29/2067(b)	250	262	CHL Mortgage Pass-Through Trust 2004-19
Hartford Financial Services Group Inc/The			5.25%, 10/25/2034	10	10
8.13%, 06/15/2068(b)	500	562	CHL Mortgage Pass-Through Trust 2004-J1
Lincoln National Corp			4.50%, 01/25/2019(b)	30	31
7.00%, 05/17/2066(b)	500	454	CHL Mortgage Pass-Through Trust 2004-J7
MetLife Inc			5.00%, 09/25/2019	127	130
6.82%, 08/15/2018	750	863	Citigroup Mortgage Loan Trust 2009-6
Metropolitan Life Global Funding I			2.68%, 07/25/2036(a),(b)	84	84
1.30%, 04/10/2017(a)	750	752	Credit Suisse First Boston Mortgage Securities
2.30%, 04/10/2019(a)	1,000	1,006	Corp
New York Life Global Funding			1.15%, 05/25/2034(b)	114	111
1.45%, 12/15/2017(a)	1,250	1,249	5.00%, 09/25/2019	27	26
1.95%, 02/11/2020(a)	1,200	1,182	5.00%, 10/25/2019	141	142
2.15%, 06/18/2019(a)	1,150	1,153	Credit Suisse Mortgage Capital Certificates
2.45%, 07/14/2016(a)	1,000	1,019	2.25%, 07/27/2037(a),(b)	163	163
Prudential Covered Trust 2012-1			Freddie Mac REMICS
3.00%, 09/30/2015(a)	2,323	2,335	0.64%, 06/15/2023(b)	3	3
Prudential Financial Inc			Ginnie Mae
8.88%, 06/15/2068(b)	1,950	2,282	0.59%, 07/16/2054(b)	4,641	257
			0.70%, 03/16/2049(b)	6,772	303
		$14,635	0.86%, 09/16/2055(b)	8,606	542
Internet - 0.39%			0.89%, 03/16/2052(b)	4,744	367
Amazon.com Inc			0.92%, 10/16/2054(b)	5,666	351
2.60%, 12/05/2019	1,000	1,006	0.92%, 10/16/2054(b)	6,238	334
			0.93%, 01/16/2055(b)	9,170	499

See accompanying notes.

Schedule of Investments
Short-Term Income Account
June 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Mortgage Backed Securities (continued)			Oil & Gas (continued)
Ginnie Mae (continued)			Shell International Finance BV
0.93%, 06/16/2055(b)	$9,765	$588	2.13%, 05/11/2020	$750	$748
0.97%, 02/16/2055(b)	9,454	448	Total Capital International SA
1.01%, 10/16/2054(b)	6,585	397	0.85%, 08/10/2018(b)	550	552
1.05%, 01/16/2054(b)	5,162	319	1.55%, 06/28/2017	1,000	1,009
1.14%, 08/16/2042(b)	14,876	1,029			$8,864
1.15%, 06/16/2045(b)	12,178	868
1.21%, 07/16/2056(b)	995	86	Oil & Gas Services - 0.80%
1.22%, 02/16/2046(b)	9,597	723	Weatherford International Ltd/Bermuda
1.41%, 12/16/2036(b)	4,329	322	5.50%, 02/15/2016	2,000	2,043
4.50%, 08/20/2032	26	26
GSMSC Pass-Through Trust 2009-4R			Other Asset Backed Securities - 5.75%
0.63%, 12/26/2036(a),(b)	485	479	Ameriquest Mortgage Securities Inc Asset-
JP Morgan Mortgage Trust 2004-A3			Backed Pass-Through Ctfs Ser 2004-R11
2.35%, 07/25/2034(b)	80	80	0.79%, 11/25/2034(b)	53	53
JP Morgan Mortgage Trust 2004-S1			Ameriquest Mortgage Securities Inc Asset-
5.00%, 09/25/2034	385	399	Backed Pass-Through Ctfs Ser 2005-R1
JP Morgan Resecuritization Trust Series 2010-			0.86%, 03/25/2035(b)	475	473
4			Carrington Mortgage Loan Trust Series 2005-
2.27%, 10/26/2036(a),(b)	184	184	NC4
MASTR Alternative Loan Trust 2003-9			0.59%, 09/25/2035(b)	155	153
6.50%, 01/25/2019	106	111	Citigroup Mortgage Loan Trust Inc
MASTR Asset Securitization Trust 2004-11			0.62%, 07/25/2035(b)	77	77
5.00%, 12/25/2019	30	30	Credit-Based Asset Servicing and
MASTR Asset Securitization Trust 2004-9			Securitization LLC
5.00%, 09/25/2019	86	88	4.26%, 08/25/2035(b)	30	30
PHH Mortgage Trust Series 2008-CIM1			4.67%, 07/25/2035(b)	358	361
5.22%, 06/25/2038	523	532	CWABS Asset-Backed Certificates Trust
Prime Mortgage Trust 2005-2			2005-3
5.25%, 07/25/2020(b)	210	214	0.63%, 08/25/2035(b)	354	353
Provident Funding Mortgage Loan Trust 2005-			Drug Royalty II LP 2
1			3.48%, 07/15/2023(a),(b)	1,360	1,379
0.48%, 05/25/2035(b)	515	496	FFMLT Trust 2005-FF2
RALI Series 2003-QS23 Trust			0.85%, 03/25/2035(b)	38	38
5.00%, 12/26/2018	346	351	Fieldstone Mortgage Investment Trust Series
RALI Series 2004-QS3 Trust			2005-1
5.00%, 03/25/2019	130	131	1.26%, 03/25/2035(b)	335	335
RBSSP Resecuritization Trust 2009-7			First Franklin Mortgage Loan Trust 2005-
0.58%, 06/26/2037(a),(b)	90	86	FF4
5.00%, 09/26/2036(a),(b)	62	64	0.62%, 05/25/2035(b)	136	136
Sequoia Mortgage Trust 2013-4			Green Tree Home Improvement Loan Trust
1.55%, 04/25/2043(b)	1,797	1,738	7.45%, 09/15/2025	1	1
Sequoia Mortgage Trust 2013-8			JP Morgan Mortgage Acquisition Corp 2005-
2.25%, 06/25/2043(b)	1,177	1,135	OPT2
Springleaf Mortgage Loan Trust 2012-3			0.48%, 12/25/2035(b)	565	557
1.57%, 12/25/2059(a),(b)	1,019	1,021	Mastr Specialized Loan Trust
2.66%, 12/25/2059(a),(b)	500	502	1.44%, 11/25/2034(a),(b)	87	90
3.56%, 12/25/2059(a)	200	202	NYCTL 2014-A Trust
Springleaf Mortgage Loan Trust 2013-1			1.03%, 11/10/2027(a),(c)	179	179
1.27%, 06/25/2058(a),(b)	1,886	1,884	OneMain Financial Issuance Trust 2014-1
2.31%, 06/25/2058(a),(b)	560	562	2.43%, 06/18/2024(a),(b)	900	905
Springleaf Mortgage Loan Trust 2013-2			OneMain Financial Issuance Trust 2014-2
1.78%, 12/25/2065(a)	630	632	2.47%, 09/18/2024(a),(c)	2,000	2,011
3.52%, 12/25/2065(a),(b)	569	580	OneMain Financial Issuance Trust 2015-2
WaMu Mortgage Pass-Through Certificates			2.57%, 07/18/2025(a),(c)	1,500	1,501
Series 2003-S8 Trust			PFS Financing Corp
5.00%, 09/25/2018	38	38	0.74%, 02/15/2018(a),(b)	2,000	1,998
		$20,592	0.79%, 02/15/2019(a),(b)	750	748
			0.79%, 10/15/2019(a),(b)	500	498
Oil & Gas - 3.48%			0.81%, 04/15/2020(a),(b)	500	500
BP Capital Markets PLC			PFS Tax Lien Trust 2014-1
4.75%, 03/10/2019	1,500	1,641	1.44%, 04/15/2016(a),(b)	685	687
Chevron Corp			RAMP Series 2005-RZ4 Trust
1.37%, 03/02/2018	500	500	0.59%, 11/25/2035 (b)	337	335
1.72%, 06/24/2018	1,300	1,308
			Securitized Asset Backed Receivables LLC
Chevron Phillips Chemical Co LLC / Chevron			Trust 2006-OP1
Phillips Chemical Co LP			0.49%, 10/25/2035(b)	24	23
1.70%, 05/01/2018(a)	750	749
2.45%, 05/01/2020(a)	250	249	Springleaf Funding Trust 2013-A
			2.58%, 09/15/2021(a),(b)	440	441
Phillips 66			Trafigura Securitisation Finance PLC 2014-1
2.95%, 05/01/2017	1,500	1,542	1.14%, 10/15/2021(a),(b),(c)	700	700
Rowan Cos Inc
7.88%, 08/01/2019	500	566

See accompanying notes.

Schedule of Investments
Short-Term Income Account
June 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Other Asset Backed Securities (continued)			Software - 0.91%
Wachovia Mortgage Loan Trust Series 2005-			Microsoft Corp
WMC1			1.85%, 02/12/2020	$1,000	$1,001
0.93%, 10/25/2035(b)	$105	$104	Oracle Corp
		$14,666	2.25%, 10/08/2019	750	754
			5.75%, 04/15/2018	500	556
Pharmaceuticals - 2.96%					$2,311
Abbott Laboratories
2.00%, 03/15/2020	2,000	1,985	Student Loan Asset Backed Securities - 4.02%
AbbVie Inc			KeyCorp Student Loan Trust 2004-A
1.20%, 11/06/2015	2,500	2,502	0.58%, 10/28/2041(b)	170	168
1.80%, 05/14/2018	300	299	KeyCorp Student Loan Trust 2006-A
2.50%, 05/14/2020	500	495	0.46%, 06/27/2029(b)	126	126
Actavis Funding SCS			0.58%, 09/27/2035(b)	2,500	2,430
1.85%, 03/01/2017	500	503	SLC Private Student Loan Trust 2006-A
2.35%, 03/12/2018	750	754	0.45%, 07/15/2036(b)	962	956
Merck & Co Inc			SLC Private Student Loan Trust 2010-B
1.10%, 01/31/2018	1,000	998	3.69%, 07/15/2042(a),(b)	392	408
		$7,536	SLM Private Credit Student Loan Trust 2002-
			A
Pipelines - 2.62%			0.84%, 12/16/2030(b)	1,141	1,126
Buckeye Partners LP			SLM Private Credit Student Loan Trust 2004-
2.65%, 11/15/2018	965	962	A
Columbia Pipeline Group Inc			0.49%, 03/16/2020(b)	128	128
2.45%, 06/01/2018(a)	250	252	0.69%, 06/15/2033(b)	250	240
3.30%, 06/01/2020(a)	250	251

DCP Midstream LLC
5.38%, 10/15/2015 (a)	810	810	SLM Private Credit Student Loan Trust 2004- B
			0.49%, 06/15/2021(b)	974	969
Florida Gas Transmission Co LLC
4.00%, 07/15/2015(a)	1,000	1,001
7.90%, 05/15/2019(a)	830	977	SLM Private Credit Student Loan Trust 2005- B
			0.47%, 03/15/2023(b)	978	973
Hiland Partners LP / Hiland Partners Finance			0.56%, 12/15/2023(b)	350	341
Corp
7.25%, 10/01/2020(a)	1,068	1,153	SLM Private Credit Student Loan Trust 2006-
			A
TransCanada PipeLines Ltd			0.48%, 12/15/2023(b)	275	272
6.35%, 05/15/2067(b)	500	475
			SLM Private Education Loan Trust 2013-A
Williams Partners LP / ACMP Finance Corp			0.79%, 08/15/2022(a),(b)	732	732
6.13%, 07/15/2022	750	797	SLM Private Education Loan Trust 2013-B
		$6,678	0.84%, 07/15/2022(a),(b)	560	561
			1.85%, 06/17/2030(a),(b)	500	496
Real Estate - 0.78%
Prologis LP			SLM Private Education Loan Trust 2014-A
7.38%, 10/30/2019	741	877	0.79%, 07/15/2022(a),(b)	316	317
WEA Finance LLC / Westfield UK & Europe					$10,243
Finance PLC
1.75%, 09/15/2017(a)	600	602	Telecommunications - 2.36%
2.70%, 09/17/2019(a)	500	501	AT&T Inc
			0.66%, 02/12/2016(b)	1,000	998
		$1,980	2.45%, 06/30/2020	500	490
REITS - 2.76%			3.00%, 06/30/2022	300	290
Alexandria Real Estate Equities Inc			Cisco Systems Inc
2.75%, 01/15/2020	1,500	1,485	4.95%, 02/15/2019	1,500	1,656
BioMed Realty LP			Verizon Communications Inc
2.63%, 05/01/2019	500	498	2.04%, 09/14/2018(b)	500	517
3.85%, 04/15/2016	1,000	1,019	3.65%, 09/14/2018	1,500	1,578
HCP Inc			Vodafone Group PLC
6.30%, 09/15/2016	1,121	1,183	1.63%, 03/20/2017	500	498
Health Care REIT Inc					$6,027
3.63%, 03/15/2016	750	761	Transportation - 0.30%
Healthcare Realty Trust Inc			Ryder System Inc
5.75%, 01/15/2021	510	565	2.45%, 11/15/2018	750	754
Kimco Realty Corp
4.30%, 02/01/2018	500	531
Ventas Realty LP			Trucking & Leasing - 0.20%
1.55%, 09/26/2016	750	753	Penske Truck Leasing Co Lp / PTL Finance
Ventas Realty LP / Ventas Capital Corp			Corp
2.70%, 04/01/2020	250	249	2.50%, 03/15/2016(a)	500	504
		$7,044
			TOTAL BONDS		$246,786
Savings & Loans - 0.00%
Washington Mutual Bank / Henderson NV			U.S. GOVERNMENT & GOVERNMENT	Principal
0.00%, 01/15/2013(e)	200	—	AGENCY OBLIGATIONS - 0.21%	Amount (000's) Value (000's)

			Federal Home Loan Mortgage Corporation (FHLMC) - 0.02%
			2.27%, 11/01/2021(b)	$1	$1
			2.43%, 09/01/2035(b)	49	53

See accompanying notes.

		Schedule of Investments
		Short-Term Income Account
		June 30, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC)
(continued)
6.00%, 05/01/2017	$6	$6
9.50%, 08/01/2016	1	1
		$61

Federal National Mortgage Association (FNMA) - 0.18%
1.88%, 04/01/2033(b)	140	147
2.13%, 07/01/2034(b)	60	65
2.16%, 12/01/2032(b)	25	26
2.19%, 08/01/2034(b)	22	23
2.31%, 02/01/2037(b)	69	73
2.37%, 01/01/2035(b)	36	38
2.41%, 11/01/2032(b)	8	9
2.43%, 02/01/2035(b)	8	9
2.63%, 12/01/2033(b)	28	29
4.16%, 11/01/2035(b)	2	2
5.60%, 04/01/2019(b)	1	1
8.00%, 05/01/2027	20	21
8.50%, 11/01/2017	1	1
		$444
Government National Mortgage Association (GNMA) -
0.01%
9.00%, 12/15/2020	2	2
9.00%, 04/20/2025	1	1
10.00%, 02/15/2025	1	1
10.00%, 04/15/2025	1	1
10.00%, 06/15/2020	5	5
10.00%, 09/15/2018	2	2
10.00%, 09/15/2018	2	2
10.00%, 05/15/2020	5	5
10.00%, 02/15/2019	16	16
		$35
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$540
Total Investments		$254,310
Other Assets in Excess of Liabilities, Net - 0.22%		$560
TOTAL NET ASSETS - 100.00%		$254,870

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $62,793 or 24.64% of net assets.
(b)	Variable Rate. Rate shown is in effect at June 30, 2015.
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $5,641 or 2.21% of net assets.
(d)	Security purchased on a when-issued basis.
(e)	Non-Income Producing Security

Portfolio Summary (unaudited)

Sector	Percent
Financial	28.54%
Asset Backed Securities	22.53%
Mortgage Securities	8.29%
Consumer, Non-cyclical	7.64%
Energy	6.90%
Utilities	5.58%
Government	4.79%
Consumer, Cyclical	4.19%
Communications	3.10%
Exchange Traded Funds	2.74%
Basic Materials	2.15%
Technology	1.85%
Industrial	1.48%
Other Assets in Excess of Liabilities, Net	0.22%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
SmallCap Blend Account
June 30, 2015 (unaudited)

COMMON STOCKS - 98.37%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 2.14%			Commercial Services (continued)
Astronics Corp (a)	24,100	$1,708	TransUnion (a)	27,910	$700
Esterline Technologies Corp (a)	12,710	1,212			$18,728
Spirit AeroSystems Holdings Inc (a)	39,440	2,174
			Computers - 4.31%
		$5,094	Barracuda Networks Inc (a)	31,620	1,253
			CACI International Inc (a)	34,030	2,753
Apparel - 2.24%
G-III Apparel Group Ltd (a)	45,750	3,219	Manhattan Associates Inc (a)	58,190	3,471
Skechers U.S.A. Inc (a)	19,090	2,096	NetScout Systems Inc (a)	75,740	2,777
		$5,315			$10,254

Automobile Parts & Equipment - 1.92%			Diversified Financial Services - 1.35%
American Axle & Manufacturing Holdings Inc	67,570	1,413	Cowen Group Inc (a)	121,200	776
(a)			Evercore Partners Inc - Class A	24,110	1,301
Cooper Tire & Rubber Co	93,104	3,150	WisdomTree Investments Inc	51,120	1,123
		$4,563			$3,200

Banks - 8.15%			Electric - 2.11%
Central Pacific Financial Corp	57,490	1,365	8Point3 Energy Partners LP (a)	82,170	1,530
Chemical Financial Corp	13,980	462	Avista Corp	57,346	1,758
First Merchants Corp	12,730	314	NRG Yield Inc	47,080	1,035
First of Long Island Corp/The	13,215	366	Portland General Electric Co	21,270	705
FNB Corp/PA	130,280	1,866			$5,028
Hanmi Financial Corp	24,328	604
			Electronics - 0.53%
National Penn Bancshares Inc	144,510	1,630	Fitbit Inc (a)	11,450	438
PacWest Bancorp	67,430	3,153	Fluidigm Corp (a)	10,538	255
PrivateBancorp Inc	72,240	2,877	Itron Inc (a)	16,710	575
Renasant Corp	24,990	815
WesBanco Inc	25,890	881			$1,268
Western Alliance Bancorp (a)	57,790	1,951
			Energy - Alternate Sources - 0.70%
Wilshire Bancorp Inc	38,440	486	Pattern Energy Group Inc	58,947	1,673
Wintrust Financial Corp	48,860	2,608
		$19,378
			Engineering & Construction - 1.94%
Biotechnology - 3.22%			Dycom Industries Inc (a)	25,950	1,527
Acceleron Pharma Inc (a)	12,290	389	EMCOR Group Inc	64,700	3,091
Aratana Therapeutics Inc (a)	34,171	517			$4,618
Ardelyx Inc (a)	11,253	180
Avalanche Biotechnologies Inc (a)	2,034	33	Entertainment - 2.63%
Bellicum Pharmaceuticals Inc (a)	8,980	191	Marriott Vacations Worldwide Corp	37,530	3,443
BIND Therapeutics Inc (a)	42,844	240	Vail Resorts Inc	25,710	2,808
BIND Therapeutics Inc - Warrants (a),(b)	1,938	3			$6,251
Bluebird Bio Inc (a)	2,918	491
			Food - 1.48%
Cambrex Corp (a)	19,820	871	Cal-Maine Foods Inc	30,690	1,602
Cytokinetics Inc - Warrants (a),(b),(c)	12,207	3	SUPERVALU Inc (a)	237,130	1,918
Epizyme Inc (a)	10,750	258			$3,520
Exact Sciences Corp (a)	30,307	901
Fate Therapeutics Inc (a)	46,420	300	Forest Products & Paper - 0.80%
Genocea Biosciences Inc (a)	26,716	367	Clearwater Paper Corp (a)	33,030	1,893
Insmed Inc (a)	24,870	607
Intercept Pharmaceuticals Inc (a)	1,310	316	Gas - 0.52%
MacroGenics Inc (a)	14,370	546	Southwest Gas Corp	23,080	1,228
NewLink Genetics Corp (a)	8,590	380
Puma Biotechnology Inc (a)	2,390	279
Seattle Genetics Inc (a)	6,550	317	Hand & Machine Tools - 0.75%
Spark Therapeutics Inc (a)	2,280	137	Regal Beloit Corp	24,430	1,773
Sunesis Pharmaceuticals Inc (a)	47,552	143
Versartis Inc (a)	11,427	174
			Healthcare - Products - 2.02%
		$7,643	EndoChoice Holdings Inc (a)	31,360	513
Building Materials - 1.57%			ICU Medical Inc (a)	19,890	1,902
Boise Cascade Co (a)	56,950	2,089	K2M Group Holdings Inc (a)	50,320	1,209
Eagle Materials Inc	9,440	721	LDR Holding Corp (a)	20,040	867
			STAAR Surgical Co (a)	31,650	306
Universal Forest Products Inc	17,960	934
		$3,744			$4,797

Commercial Services - 7.88%			Healthcare - Services - 3.63%
ABM Industries Inc	61,690	2,028	Acadia Healthcare Co Inc (a)	36,470	2,856
Huron Consulting Group Inc (a)	23,250	1,630	Centene Corp (a)	30,350	2,440
Korn/Ferry International	86,270	3,000	HealthSouth Corp	68,650	3,162
Live Nation Entertainment Inc (a)	44,731	1,230	Teladoc Inc (a),(b)	8,870	169
Navigant Consulting Inc (a)	33,270	495			$8,627
On Assignment Inc (a)	40,690	1,598
(a)			Home Builders - 0.77%
PAREXEL International Corp	41,660	2,679	Installed Building Products Inc (a)	74,575	1,826
Sabre Corp	102,500	2,439
Team Health Holdings Inc (a)	44,840	2,929

See accompanying notes.

Schedule of Investments
SmallCap Blend Account
June 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value (000	's)

Insurance - 5.53%			REITS (continued)
American Equity Investment Life Holding Co	53,740	$1,450	LaSalle Hotel Properties	79,280	$2,811
AmTrust Financial Services Inc	48,910	3,204	QTS Realty Trust Inc	33,490	1,221
First American Financial Corp	76,430	2,844			$16,405
Primerica Inc	28,350	1,295
Radian Group Inc	136,010	2,552	Retail - 8.10%
Validus Holdings Ltd	40,700	1,790	Caleres Inc	105,870	3,365
			Citi Trends Inc (a)	15,890	385
		$13,135	Flex Pharma Inc (a)	9,480	163
Internet - 2.28%			Freshpet Inc (a)	22,500	418
CDW Corp/DE	90,713	3,110	Kirkland's Inc	42,951	1,197
GoDaddy Inc (a)	12,330	348	Office Depot Inc (a)	401,636	3,478
Intralinks Holdings Inc (a)	71,800	855	Penske Automotive Group Inc	42,635	2,222
MaxPoint Interactive Inc (a)	69,240	559	Red Robin Gourmet Burgers Inc (a)	23,554	2,021
Rubicon Project Inc/The (a)	36,082	540	Rite Aid Corp (a)	372,470	3,110
		$5,412	Wendy's Co/The	257,280	2,902
					$19,261
Investment Companies - 0.73%
Apollo Investment Corp	244,910	1,734	Savings & Loans - 0.91%
			Berkshire Hills Bancorp Inc	16,530	471
			Oritani Financial Corp	22,390	359
Machinery - Diversified - 0.00%
Gerber Scientific Inc (a),(b),(c)	1,974	—	Provident Financial Services Inc	69,840	1,326
					$2,156

			Semiconductors - 2.13%
Miscellaneous Manufacturing - 0.86%			Entegris Inc (a)	89,110	1,298
AO Smith Corp	28,580	2,057	Micrel Inc	49,520	688
			Qorvo Inc (a)	38,475	3,089
Office Furnishings - 0.73%					$5,075
Interface Inc	68,940	1,727
			Software - 6.23%
			2U Inc (a)	52,540	1,691
Oil & Gas - 2.43%			Acxiom Corp (a)	66,620	1,171
Carrizo Oil & Gas Inc (a)	23,770	1,170	Apigee Corp (a)	29,980	298
Magnum Hunter Resources Corp - Warrants	12,227	—	Appfolio Inc (a)	18,390	259
(a),(b),(c)			Aspen Technology Inc (a)	74,360	3,387
Northern Oil and Gas Inc (a)	112,940	765	Black Knight Financial Services Inc (a)	36,940	1,140
PDC Energy Inc (a)	17,230	924	Blackbaud Inc	47,040	2,679
RSP Permian Inc (a)	55,990	1,574	BroadSoft Inc (a)	12,940	447
Sanchez Energy Corp (a)	52,760	517	MINDBODY Inc (a)	39,950	553
Whiting Petroleum Corp (a)	24,611	827	SYNNEX Corp	32,970	2,413
		$5,777	Workiva Inc (a)	55,860	773
Packaging & Containers - 0.36%					$14,811
Graphic Packaging Holding Co	62,150	866	Telecommunications - 2.41%
			ARRIS Group Inc (a)	52,729	1,614
Pharmaceuticals - 5.07%			Leap Wireless International Inc - Rights	1,375	3
Array BioPharma Inc (a)	60,430	436	(a),(b),(c)
Cerulean Pharma Inc (a)	47,323	218	Plantronics Inc	48,480	2,730
Clovis Oncology Inc (a)	6,770	595	West Corp	45,560	1,371
Concert Pharmaceuticals Inc (a)	25,560	380			$5,718
DexCom Inc (a)	18,770	1,501
FibroGen Inc (a)	9,530	224	Transportation - 2.63%
			ArcBest Corp	31,200	992
Furiex Pharmaceuticals Inc - Rights (a),(b),(c)	104	1	Atlas Air Worldwide Holdings Inc (a)	38,340	2,107
Nektar Therapeutics (a)	36,430	456
			Matson Inc	57,310	2,410
Nevro Corp (a)	15,580	837	Navigator Holdings Ltd (a)	39,020	739
Orexigen Therapeutics Inc (a)	66,540	329
PRA Health Sciences Inc (a)	63,880	2,321			$6,248
Prestige Brands Holdings Inc (a)	66,169	3,060	Trucking & Leasing - 0.26%
ProQR Therapeutics NV (a)	9,912	165	Greenbrier Cos Inc/The	13,240	620
Proteon Therapeutics Inc (a)	21,640	386
Revance Therapeutics Inc (a)	9,470	303	TOTAL COMMON STOCKS		$233,816
SCYNEXIS Inc (a)	24,310	214	INVESTMENT COMPANIES - 1.88%	Shares Held	Value (000	's)
Vanda Pharmaceuticals Inc (a)	27,011	343
Zafgen Inc (a)	7,860	272	Publicly Traded Investment Fund - 1.88%
		$12,041	BlackRock Liquidity Funds FedFund Portfolio	4,466,989	4,467

Publicly Traded Investment Fund - 0.15%			TOTAL INVESTMENT COMPANIES		$4,467
THL Credit Inc	30,490	352	Total Investments		$238,283
			Liabilities in Excess of Other Assets, Net - (0.25)%			$(594)
REITS - 6.90%			TOTAL NET ASSETS - 100.00%		$237,689
CubeSmart	52,790	1,222
First Industrial Realty Trust Inc	131,880	2,470
Highwoods Properties Inc	109,210	4,363	(a) Non-Income Producing Security
Hudson Pacific Properties Inc	91,070	2,584
Kilroy Realty Corp	25,820	1,734

See accompanying notes.

Schedule of Investments
SmallCapBlendAccount
June 30, 2015 (unaudited)

(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $179 or 0.08% of net assets.
(c)	Security is Illiquid. At the end of the period, the value of these securities totaled $7 or 0.00% of net assets.

Portfolio Summary (unaudited)
Sector		Percent
Financial		23.72%
Consumer, Non-cyclical		23.30%
Consumer, Cyclical		16.39%
Technology		12.67%
Industrial		11.04%
Communications		4.69%
Energy		3.13%
Utilities		2.63%
Exchange Traded Funds		1.88%
Basic Materials		0.80%
Liabilities in Excess of Other Assets, Net		(0.25)%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
Russell 2000 Mini; September 2015	Long	4	$506	$500	$(6)
Total					$(6)

Amounts in thousands except contracts

See accompanying notes.

Glossary to the Schedule of Investments
June 30, 2015 (unaudited)

Currency Abbreviations
USD/$	United States Dollar

See accompanying notes.

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			FINANCIAL HIGHLIGHTS
		PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
			(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions
BALANCED ACCOUNT
Class 1 shares
2015	(c)	$19.26	$0.17	$0.20	$0.37	$–	$–	$–
2014		18.01	0.30	1.28	1.58	(0.33)	–	(0.33)
2013		15.35	0.27	2.69	2.96	(0.30)	–	(0.30)
2012		13.86	0.30	1.50	1.80	(0.31)	–	(0.31)
2011		13.62	0.27	0.29	0.56	(0.32)	–	(0.32)
2010		12.33	0.29	1.35	1.64	(0.35)	–	(0.35)
BOND & MORTGAGE SECURITIES ACCOUNT
Class 1 shares
2015	(c)	11.46	0.16	(0.14)	0.02	–	–	–
2014		11.24	0.31	0.28	0.59	(0.37)	–	(0.37)
2013		11.74	0.32	(0.43)	(0.11)	(0.39)	–	(0.39)
2012		11.35	0.36	0.48	0.84	(0.45)	–	(0.45)
2011		10.61	0.44	0.31	0.75	(0.01)	–	(0.01)
2010		10.04	0.47	0.69	1.16	(0.59)	–	(0.59)
Class 2 shares
2015	(f)	11.62	0.05	(0.19)	(0.14)	–	–	–
BOND MARKET INDEX ACCOUNT
Class 1 shares
2015	(c)	10.34	0.09	(0.12)	(0.03)	–	–	–
2014		9.88	0.17	0.40	0.57	(0.11)	–	(0.11)
2013		10.21	0.13	(0.39)	(0.26)	(0.07)	–	(0.07)
2012	(g)	10.00	0.08	0.13	0.21	–	–	–
DIVERSIFIED BALANCED ACCOUNT
Class 2 shares
2015	(c)	14.39	(0.02)	0.15	0.13	–	–	–
2014		13.66	0.16	0.85	1.01	(0.13)	(0.15)	(0.28)
2013		12.28	0.15	1.43	1.58	(0.04)	(0.16)	(0.20)
2012		11.30	0.06	1.03	1.09	(0.11)	–	(0.11)
2011		11.02	0.21	0.19	0.40	(0.12)	–	(0.12)
2010		10.00	0.35	0.67	1.02	–	–	–

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
								(unaudited)

Net Asset			Net Assets, End of	Ratio of Expenses		Ratio of Gross
Value, End	Total		Period (in	to Average Net		Expenses to Average		Ratio of Net Investment Income		Portfolio
of Period	Return(b)		thousands)	Assets		Net Assets		to Average Net Assets		Turnover Rate

$19.63	1.92	%(d)	$48,464	0.65	%(e)	–%		1.72	%(e)	125.5	%(e)
19.26	8.81		50,588	0.65		–		1.61		119.8
18.01	19.48		51,633	0.66		–		1.65		147.3
15.35	13.05		49,151	0.65		–		1.99		154.7
13.86	4.05		50,180	0.66		–		1.98		178.7
13.62	13.62		56,574	0.66		–		2.27		209.0

11.48	0.17	(d)	312,466	0.45	(e)	–		2.78	(e)	192.7	(e)
11.46	5.24		321,735	0.45		–		2.74		205.6
11.24	(0.86)		316,177	0.45		–		2.79		204.8
11.74	7.54		342,051	0.45		–		3.12		218.2
11.35	7.07		323,866	0.45		–		3.95		252.1
10.61	11.65		340,735	0.45		–		4.44		297.5

11.48	(1.20	) (d)	10	0.70	(e)	–		2.58	(e)	192.7	(e)

10.31	(0.29	) (d)	1,898,561	0.25	(e)	–		1.73	(e)	152.4	(e)
10.34	5.75		1,734,803	0.26		–		1.68		195.7
9.88	(2.56)		1,264,213	0.26		–		1.26		225.8
10.21	2.10	(d)	753,130	0.26	(e)	–		1.27	(e)	160.6	(e)

14.52	0.90	(d)	1,040,339	0.30 (e)	,(h)	0.30 (e)	,(h),(i)	(0.30	) (e)	10.3	(e)
14.39	7.41		1,011,106	0.30	(h)	0.30 (h)	,(i)	1.11		9.0
13.66	12.95		856,784	0.30	(h)	0.30 (h)	,(i)	1.16		10.1
12.28	9.71		581,734	0.30	(h)	0.30 (h)	,(i)	0.52		56.6
11.30	3.61		331,823	0.31	(h)	0.31 (h)	,(i)	1.86		17.9
11.02	10.20		169,656	0.31	(h)	0.31 (h)	,(i)	3.34		20.2

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2015
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Period from May 1, 2015 date operations commenced, through June 30, 2015
(g)	Period from May 15, 2012 date operations commenced, through December 31, 2012
(h)	Does not include expenses of the investment companies in which the Account invests.
(i)	Excludes expense reimbursement from Manager.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.

(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions
DIVERSIFIED BALANCED MANAGED VOLATILITY ACCOUNT
Class 2 shares
2015	(c)	$10.88	($0.02)	$0.10	$0.08	$–	$–	$–
2014		10.18	0.27	0.43	0.70	–	–	–
2013	(h)	10.00	0.13	0.05	0.18	–	–	–
DIVERSIFIED GROWTH ACCOUNT
Class 2 shares
2015	(c)	15.40	(0.02)	0.22	0.20	–	–	–
2014		14.60	0.19	0.94	1.13	(0.14)	(0.19)	(0.33)
2013		12.54	0.20	2.04	2.24	(0.06)	(0.12)	(0.18)
2012		11.33	0.09	1.22	1.31	(0.10)	–	(0.10)
2011		11.17	0.18	0.07	0.25	(0.09)	–	(0.09)
2010		10.00	0.34	0.83	1.17	–	–	–
DIVERSIFIED GROWTH MANAGED VOLATILITY ACCOUNT
Class 2 shares
2015	(c)	10.99	(0.02)	0.14	0.12	–	–	–
2014		10.27	0.31	0.41	0.72	–	–	–
2013	(h)	10.00	0.26	0.01	0.27	–	–	–
DIVERSIFIED INCOME ACCOUNT
Class 2 shares
2015	(c)	12.03	(0.02)	0.08	0.06	–	–	–
2014		11.38	0.12	0.66	0.78	(0.06)	(0.07)	(0.13)
2013		10.54	0.11	0.75	0.86	(0.01)	(0.01)	(0.02)
2012	(j)	10.00	0.06	0.48	0.54	–	–	–

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
								(unaudited)

Net Asset			Net Assets, End of	Ratio of Expenses		Ratio of Gross
Value, End	Total		Period (in	to Average Net		Expenses to Average		Ratio of Net Investment		Portfolio
of Period	Return(b)		thousands)	Assets		Net Assets		Income to Average Net Assets		Turnover Rate

$10.96	0.74	%(d)	$122,660	0.31%(e),(f),(g)		–%		(0.31	)%(e)	8.9	%(e)
10.88	6.89		84,527	0.31 (f)	,(g)	–		2.54		8.1
10.18	1.80	(d)	887	0.31 (e)	,(f),(g)	–		7.97	(e)	6.6	(e)

15.60	1.30	(d)	3,098,724	0.30 (e)	,(g)	0.30 (e)	,(g),(i)	(0.30	) (e)	8.0	(e)
15.40	7.83		2,880,722	0.30	(g)	0.30 (g)	,(i)	1.25		7.1
14.60	17.95		2,202,857	0.30	(g)	0.30 (g)	,(i)	1.49		7.7
12.54	11.63		1,218,171	0.30	(g)	0.30 (g)	,(i)	0.76		42.6
11.33	2.26		747,602	0.30	(g)	0.30 (g)	,(i)	1.58		15.6
11.17	11.70		323,925	0.31	(g)	0.31 (g)	,(i)	3.21		13.6

11.11	1.09	(d)	214,386	0.30 (e)	,(f),(g)	–		(0.30	) (e)	7.8	(e)
10.99	7.06		151,672	0.31 (f)	,(g)	–		2.92		8.0
10.27	2.70	(d)	3,988	0.31 (e)	,(f),(g)	–		15.10	(e)	127.3	(e)

12.09	0.50	(d)	179,221	0.30 (e)	,(g)	0.30 (e)	,(g),(i)	(0.30	) (e)	18.6	(e)
12.03	6.89		168,562	0.31	(g)	0.31 (g)	,(i)	1.06		18.7
11.38	8.14		112,037	0.31	(g)	0.31 (g)	,(i)	0.96		27.0
10.54	5.40	(d)	54,787	0.31 (e)	,(g)	0.32 (e)	,(g),(i)	0.87	(e)	12.1	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2015
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Does not include expenses of the investment companies in which the Account invests.
(h)	Period from October 31, 2013 date operations commenced, through December 31, 2013
(i)	Excludes expense reimbursement from Manager.
(j)	Period from May 15, 2012 date operations commenced, through December 31, 2012

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.

(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

			Net	Net Realized		Dividends	Total
		Net Asset Value,	Investment	and Unrealized	Total From	from Net	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Distributions	of Period
DIVERSIFIED INTERNATIONAL ACCOUNT
Class 1 shares
2015	(c)	$14.08	$0.19	$0.65	$0.84	$–	$–	$14.92
2014		14.87	0.24	(0.70)	(0.46)	(0.33)	(0.33)	14.08
2013		12.89	0.24	2.09	2.33	(0.35)	(0.35)	14.87
2012		11.12	0.27	1.76	2.03	(0.26)	(0.26)	12.89
2011		12.54	0.27	(1.67)	(1.40)	(0.02)	(0.02)	11.12
2010		11.24	0.17	1.31	1.48	(0.18)	(0.18)	12.54
Class 2 shares
2015	(c)	14.19	0.18	0.64	0.82	–	–	15.01
2014		14.97	0.21	(0.70)	(0.49)	(0.29)	(0.29)	14.19
2013		12.96	0.22	2.10	2.32	(0.31)	(0.31)	14.97
2012		11.18	0.23	1.76	1.99	(0.21)	(0.21)	12.96
2011		12.63	0.23	(1.66)	(1.43)	(0.02)	(0.02)	11.18
2010		11.32	0.14	1.32	1.46	(0.15)	(0.15)	12.63
EQUITY INCOME ACCOUNT
Class 1 shares
2015	(c)	23.12	0.29	(0.36)	(0.07)	–	–	23.05
2014		21.00	0.57	2.09	2.66	(0.54)	(0.54)	23.12
2013		17.03	0.54	4.04	4.58	(0.61)	(0.61)	21.00
2012		15.53	0.54	1.47	2.01	(0.51)	(0.51)	17.03
2011		14.80	0.50	0.30	0.80	(0.07)	(0.07)	15.53
2010		13.15	0.45	1.66	2.11	(0.46)	(0.46)	14.80
Class 2 shares
2015	(c)	22.96	0.26	(0.35)	(0.09)	–	–	22.87
2014		20.87	0.51	2.07	2.58	(0.49)	(0.49)	22.96
2013		16.92	0.49	4.02	4.51	(0.56)	(0.56)	20.87
2012		15.43	0.49	1.46	1.95	(0.46)	(0.46)	16.92
2011		14.74	0.45	0.31	0.76	(0.07)	(0.07)	15.43
2010		13.10	0.40	1.66	2.06	(0.42)	(0.42)	14.74

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
					(unaudited)

		Net Assets, End of	Ratio of Expenses
Total		Period (in	to Average Net		Ratio of Net Investment Income		Portfolio
Return(b)		thousands)	Assets		to Average Net Assets		Turnover Rate

5.97	%(d)	$397,313	0.87	%(e)	2.58	%(e)	47.2	%(e)
(3.21)		429,194	0.86		1.64		62.1
18.40		501,094	0.87		1.78		79.5
18.44		464,751	0.87		2.23		76.0
(11.17)		428,532	0.89		2.17		68.5
13.18		532,545	0.89		1.47		110.0	(f)

5.78	(d)	1,434	1.12	(e)	2.37	(e)	47.2	(e)
(3.41)		1,266	1.11		1.38		62.1
18.18		1,458	1.12		1.61		79.5
18.01		1,643	1.12		1.95		76.0
(11.36)		1,952	1.14		1.91		68.5
12.91		2,466	1.14		1.27		110.0	(f)

(0.30	) (d)	565,439	0.49	(e)	2.55	(e)	10.1	(e)
12.80		599,407	0.48		2.57		11.6
27.30		630,542	0.48		2.83		18.0
13.01		578,099	0.49		3.26		20.8
5.44		624,366	0.48		3.28		19.9
16.18		538,727	0.51		3.25		23.2

(0.39	) (d)	25,181	0.74	(e)	2.30	(e)	10.1	(e)
12.46		25,491	0.73		2.32		11.6
27.02		24,810	0.73		2.58		18.0
12.72		22,844	0.74		3.01		20.8
5.17		25,498	0.73		3.00		19.9
15.88		29,323	0.76		2.97		23.2

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2015
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Portfolio turnover rate excludes approximately $612,000 from portfolio realignment from the acquisition of International SmallCap Account.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.

(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions
GOVERNMENT & HIGH QUALITY BOND ACCOUNT
Class 1 shares
2015	(c)	$10.44	$0.13	($0.08)	$0.05	$–	$–	$–
2014		10.33	0.27	0.25	0.52	(0.41)	–	(0.41)
2013		10.87	0.27	(0.39)	(0.12)	(0.42)	–	(0.42)
2012		10.90	0.33	0.09	0.42	(0.45)	–	(0.45)
2011		10.29	0.36	0.28	0.64	(0.02)	(0.01)	(0.03)
2010		10.07	0.38	0.20	0.58	(0.36)	–	(0.36)
Class 2 shares
2015	(c)	10.45	0.12	(0.08)	0.04	–	–	–
2014		10.34	0.24	0.25	0.49	(0.38)	–	(0.38)
2013		10.88	0.25	(0.39)	(0.14)	(0.40)	–	(0.40)
2012		10.90	0.30	0.10	0.40	(0.42)	–	(0.42)
2011		10.32	0.34	0.27	0.61	(0.02)	(0.01)	(0.03)
2010		10.09	0.36	0.21	0.57	(0.34)	–	(0.34)
INCOME ACCOUNT
Class 1 shares
2015	(c)	10.78	0.20	(0.13)	0.07	–	–	–
2014		10.68	0.43	0.16	0.59	(0.49)	–	(0.49)
2013		11.22	0.46	(0.43)	0.03	(0.57)	–	(0.57)
2012		10.71	0.53	0.48	1.01	(0.50)	–	(0.50)
2011		10.12	0.56	0.07	0.63	(0.04)	–	(0.04)
2010		9.97	0.60	0.25	0.85	(0.70)	–	(0.70)
Class 2 shares
2015	(c)	10.73	0.18	(0.12)	0.06	–	–	–
2014		10.63	0.40	0.16	0.56	(0.46)	–	(0.46)
2013		11.17	0.43	(0.43)	–	(0.54)	–	(0.54)
2012		10.66	0.50	0.47	0.97	(0.46)	–	(0.46)
2011		10.09	0.53	0.08	0.61	(0.04)	–	(0.04)
2010		9.95	0.58	0.23	0.81	(0.67)	–	(0.67)

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
						(unaudited)

Net Asset			Net Assets, End of	Ratio of Expenses
Value, End	Total		Period (in	to Average Net		Ratio of Net Investment Income		Portfolio
of Period	Return(b)		thousands)	Assets		to Average Net Assets		Turnover Rate

$10.49	0.48	%(d)	$302,172	0.51	%(e)	2.57	%(e)	30.4	%(e)
10.44	5.08		314,509	0.51		2.56		19.1
10.33	(1.03)		379,351	0.51		2.58		45.3
10.87	3.91		432,172	0.51		2.98		41.4
10.90	6.23		453,864	0.51		3.42		83.8
10.29	5.85		489,048	0.50		3.64		79.1	(f)

10.49	0.38	(d)	1,804	0.76	(e)	2.32	(e)	30.4	(e)
10.45	4.75		916	0.76		2.31		19.1
10.34	(1.30)		931	0.76		2.33		45.3
10.88	3.70		1,143	0.76		2.73		41.4
10.90	5.90		1,215	0.76		3.17		83.8
10.32	5.65		1,457	0.75		3.45		79.1	(f)

10.85	0.65	(d)	272,759	0.50	(e)	3.66	(e)	17.6	(e)
10.78	5.55		275,597	0.51		3.95		16.6
10.68	0.40		269,330	0.51		4.22		12.8
11.22	9.57		292,756	0.51		4.78		14.7
10.71	6.25		239,939	0.50		5.36		17.8
10.12	8.65		225,114	0.50		5.81		17.0

10.79	0.56	(d)	2,686	0.75	(e)	3.41	(e)	17.6	(e)
10.73	5.26		3,036	0.76		3.71		16.6
10.63	0.10		3,390	0.76		3.97		12.8
11.17	9.28		3,875	0.76		4.55		14.7
10.66	6.05		4,360	0.75		5.11		17.8
10.09	8.26		5,135	0.75		5.58		17.0

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2015
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Portfolio turnover rate excludes approximately $53,358,000 from portfolio realignment from the acquisition of Government & High Quality Bond Account.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.

(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions
INTERNATIONAL EMERGING MARKETS ACCOUNT
Class 1 shares
2015	(c)	$15.21	$0.11	$0.44	$0.55	$–	$–	$–
2014		15.94	0.20	(0.78)	(0.58)	(0.15)	–	(0.15)
2013		17.14	0.19	(1.07)	(0.88)	(0.32)	–	(0.32)
2012		14.38	0.22	2.75	2.97	(0.21)	–	(0.21)
2011		17.51	0.23	(3.35)	(3.12)	(0.01)	–	(0.01)
2010		14.86	0.13	2.63	2.76	(0.11)	–	(0.11)
Class 2 shares
2015	(f)	16.74	0.10	(1.09)	(0.99)	–	–	–
LARGECAP GROWTH ACCOUNT
Class 1 shares
2015	(c)	24.60	0.02	1.45	1.47	–	–	–
2014		22.26	0.03	2.44	2.47	(0.13)	–	(0.13)
2013		16.87	0.07	5.61	5.68	(0.29)	–	(0.29)
2012		14.48	0.12	2.32	2.44	(0.05)	–	(0.05)
2011		15.12	0.05	(0.69)	(0.64)	–	–	–
2010		12.78	0.01	2.34	2.35	(0.01)	–	(0.01)
Class 2 shares
2015	(c)	24.53	(0.01)	1.44	1.43	–	–	–
2014		22.20	(0.03)	2.44	2.41	(0.08)	–	(0.08)
2013		16.83	0.02	5.59	5.61	(0.24)	–	(0.24)
2012		14.43	0.08	2.32	2.40	–	–	–
2011		15.11	0.01	(0.69)	(0.68)	–	–	–
2010		12.80	(0.03)	2.34	2.31	–	–	–
LARGECAP GROWTH ACCOUNT I
Class 1 shares
2015	(c)	28.70	0.02	1.46	1.48	–	–	–
2014		32.58	0.03	2.46	2.49	(0.04)	(6.33)	(6.37)
2013		24.77	0.04	8.75	8.79	(0.11)	(0.87)	(0.98)
2012		21.30	0.10	3.39	3.49	(0.02)	–	(0.02)
2011		21.37	0.02	(0.09)	(0.07)	–	–	–
2010		17.89	0.01	3.50	3.51	(0.03)	–	(0.03)
Class 2 shares
2015	(f)	30.30	–	(0.13)	(0.13)	–	–	–

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
						(unaudited)

Net Asset			Net Assets, End of	Ratio of Expenses
Value, End	Total		Period (in	to Average Net		Ratio of Net Investment Income		Portfolio
of Period	Return(b)		thousands)	Assets		to Average Net Assets		Turnover Rate

$15.76	3.62	%(d)	$104,423	1.38	%(e)	1.34	%(e)	98.0	%(e)
15.21	(3.75)		103,091	1.38		1.28		106.9
15.94	(5.03)		113,305	1.39		1.19		118.2
17.14	20.80		152,545	1.34		1.40		97.4
14.38	(17.84)		143,811	1.40		1.37		86.8
17.51	18.67		193,048	1.39		0.88		102.3

15.75	(5.91	) (d)	14	1.63	(e)	3.74	(e)	98.0	(e)

26.07	5.98	(d)	124,283	0.69	(e)	0.17	(e)	52.5	(e)
24.60	11.12		123,091	0.69		0.13		67.2
22.26	33.91		100,140	0.69		0.37		70.1
16.87	16.85		210,351	0.69		0.73		62.6
14.48	(4.23)		181,559	0.69		0.31		56.6
15.12	18.38		207,114	0.69		0.04		61.1

25.96	5.83	(d)	991	0.94	(e)	(0.08	) (e)	52.5	(e)
24.53	10.85		661	0.94		(0.11)		67.2
22.20	33.64	(g)	712	0.94		0.10		70.1
16.83	16.56	(g)	604	0.94		0.47		62.6
14.43	(4.50)		561	0.94		0.05		56.6
15.11	18.05		691	0.94		(0.20)		61.1

30.18	5.16	(d)	245,733	0.76 (e)	,(h)	0.13	(e)	42.5	(e)
28.70	8.61		239,629	0.76	(h)	0.11		38.9
32.58	36.14		260,034	0.75	(h)	0.12		36.9
24.77	16.38		240,585	0.76	(h)	0.42		36.9
21.30	(0.33)		228,749	0.76	(h)	0.07		46.1
21.37	19.61		251,943	0.76	(h)	0.07		54.0

30.17	(0.43	) (d)	10	1.01 (e)	,(h)	(0.03	) (e)	42.5	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2015
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Period from May 1, 2015 date operations commenced, through June 30, 2015
(g)	Total return is calculated using the traded net asset value which may differ from the reported net asset value.
(h)	Reflects Manager's contractual expense limit.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.

(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions
LARGECAP S&P 500 INDEX ACCOUNT
Class 1 shares
2015	(c)	$14.63	$0.13	$0.03	$0.16	$–	$–	$–
2014		13.38	0.24	1.51	1.75	(0.18)	(0.32)	(0.50)
2013		10.34	0.22	3.07	3.29	(0.15)	(0.10)	(0.25)
2012		9.06	0.20	1.20	1.40	(0.11)	(0.01)	(0.12)
2011		8.91	0.16	(0.01)	0.15	–	–	–
2010		7.88	0.15	1.00	1.15	(0.12)	–	(0.12)
Class 2 shares
2015	(f)	15.07	0.05	(0.33)	(0.28)	–	–	–
LARGECAP S&P 500 MANAGED VOLATILITY INDEX ACCOUNT
Class 1 shares
2015	(c)	11.22	0.08	(0.01)	0.07	–	–	–
2014		10.46	0.14	1.09	1.23	(0.08)	(0.39)	(0.47)
2013	(h)	10.00	0.03	0.45	0.48	(0.02)	–	(0.02)
LARGECAP VALUE ACCOUNT
Class 1 shares
2015	(c)	33.80	0.28	(0.29)	(0.01)	–	–	–
2014		36.13	0.51	3.19	3.70	(0.80)	(5.23)	(6.03)
2013		28.33	0.53	8.11	8.64	(0.84)	–	(0.84)
2012		24.20	0.56	3.92	4.48	(0.35)	–	(0.35)
2011		23.92	0.33	(0.05)	0.28	–	–	–
2010		21.34	0.30	2.68	2.98	(0.40)	–	(0.40)
Class 2 shares
2015	(f)	34.24	0.12	(0.58)	(0.46)	–	–	–

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
						(unaudited)

Net Asset			Net Assets, End of	Ratio of Expenses
Value, End	Total		Period (in	to Average Net		Ratio of Net Investment Income		Portfolio
of Period	Return(b)		thousands)	Assets		to Average Net Assets		Turnover Rate

$14.79	1.09	%(d)	$1,970,281	0.25	%(e)	1.76	%(e)	3.2	%(e)
14.63	13.29		1,863,035	0.25		1.74		2.8
13.38	32.04		1,490,352	0.25		1.81		7.4
10.34	15.50		916,593	0.26		2.02		3.3
9.06	1.73		593,337	0.26		1.80		7.9
8.91	14.67		352,580	0.27		1.83		21.1

14.79	(1.86	) (d)	10	0.50	(e)	1.88	(e)	3.2	(e)

11.29	0.62	(d)	137,927	0.47 (e)	,(g)	1.33	(e)	5.1	(e)
11.22	11.77		97,236	0.49	(g)	1.29		24.6
10.46	4.85	(d)	7,339	0.49 (e)	,(g)	1.82	(e)	74.7	(e)

33.79	(0.03	) (d)	161,824	0.61	(e)	1.65	(e)	78.5	(e)
33.80	11.17		170,673	0.61		1.45		104.3
36.13	30.83		167,702	0.61		1.64		140.8
28.33	18.58		222,357	0.61		2.09		115.0
24.20	1.17		199,660	0.61		1.37		113.9
23.92	14.08		164,949	0.61		1.38		214.6

33.78	(1.34	) (d)	10	0.86	(e)	2.20	(e)	78.5	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2015
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Period from May 1, 2015 date operations commenced, through June 30, 2015
(g)	Reflects Manager's contractual expense limit.
(h)	Period from October 31, 2013 date operations commenced, through December 31, 2013

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.

(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions
MIDCAP ACCOUNT
Class 1 shares
2015	(c)	$60.79	$0.09	$2.98	$3.07	$–	$–	$–
2014		59.37	0.36	6.96	7.32	(0.32)	(5.58)	(5.90)
2013		47.20	0.28	15.31	15.59	(0.82)	(2.60)	(3.42)
2012		40.51	0.46	7.35	7.81	(0.40)	(0.72)	(1.12)
2011		37.83	0.23	2.92	3.15	–	(0.47)	(0.47)
2010		31.25	0.46	7.00	7.46	(0.88)	–	(0.88)
Class 2 shares
2015	(c)	60.54	0.01	2.96	2.97	–	–	–
2014		59.16	0.21	6.93	7.14	(0.18)	(5.58)	(5.76)
2013		47.06	0.15	15.25	15.40	(0.70)	(2.60)	(3.30)
2012		40.39	0.35	7.33	7.68	(0.29)	(0.72)	(1.01)
2011		37.82	0.13	2.91	3.04	–	(0.47)	(0.47)
2010		31.23	0.35	7.03	7.38	(0.79)	–	(0.79)
MONEY MARKET ACCOUNT
Class 1 shares
2015	(c)	1.00	–	–	–	–	–	–
2014		1.00	–	–	–	–	–	–
2013		1.00	–	–	–	–	–	–
2012		1.00	–	–	–	–	–	–
2011		1.00	–	–	–	–	–	–
2010		1.00	–	–	–	–	–	–
Class 2 shares
2015	(c)	1.00	–	–	–	–	–	–
2014		1.00	–	–	–	–	–	–
2013		1.00	–	–	–	–	–	–
2012		1.00	–	–	–	–	–	–
2011		1.00	–	–	–	–	–	–
2010		1.00	–	–	–	–	–	–

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
								(unaudited)

Net Asset			Net Assets, End of	Ratio of Expenses		Ratio of Gross
Value, End	Total		Period (in	to Average Net		Expenses to Average		Ratio of Net Investment Income		Portfolio
of Period	Return(b)		thousands)	Assets		Net Assets		to Average Net Assets		Turnover Rate

$63.86	5.05	%(d)	$674,277	0.52	%(e)	–%		0.30%	(e)	25.3	%(e)
60.79	12.99		676,836	0.53		–		0.60		21.6
59.37	33.93		649,893	0.53		–		0.52		12.4
47.20	19.44		560,842	0.55		–		1.03		21.5
40.51	8.29		531,255	0.55		–		0.57		28.9
37.83	24.10		551,589	0.57		–		1.37		20.9

63.51	4.91	(d)	16,211	0.77	(e)	–		0.05	(e)	25.3	(e)
60.54	12.70		15,960	0.78		–		0.35		21.6
59.16	33.58		15,105	0.78		–		0.27		12.4
47.06	19.16		12,179	0.80		–		0.79		21.5
40.39	8.00		11,226	0.80		–		0.32		28.9
37.82	23.83		11,327	0.82		–		1.05		20.9

1.00	0.00	(d)	269,377	0.18	(e)	0.46 (e)	,(f)	0.00	(e)	N/A(e)
1.00	0.00		278,903	0.16		0.46	(f)	0.00		N/A
1.00	0.00		283,108	0.19		0.46	(f)	0.00		N/A
1.00	0.00		303,903	0.27		0.46	(f)	0.00		N/A
1.00	0.00		322,844	0.26		0.45	(f)	0.00		N/A
1.00	0.00		314,976	0.32		0.45	(f)	0.00		N/A

1.00	0.00	(d)	2,129	0.18	(e)	0.71 (e)	,(f)	0.00	(e)	N/A(e)
1.00	0.00		934	0.16		0.71	(f)	0.00		N/A
1.00	0.00		959	0.20		0.71	(f)	0.00		N/A
1.00	0.00		1,253	0.27		0.71	(f)	0.00		N/A
1.00	0.00		1,777	0.26		0.70	(f)	0.00		N/A
1.00	0.00		2,478	0.32		0.70	(f)	0.00		N/A

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2015
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.

(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions
PRINCIPAL CAPITAL APPRECIATION ACCOUNT
Class 1 shares
2015	(c)	$22.31	$0.14	$0.48	$0.62	$–	$–	$–
2014		24.45	0.24	2.52	2.76	(0.81)	(4.09)	(4.90)
2013		23.75	0.30	6.63	6.93	(1.86)	(4.37)	(6.23)
2012		21.36	0.35	2.58	2.93	(0.26)	(0.28)	(0.54)
2011		21.47	0.24	(0.21)	0.03	–	(0.14)	(0.14)
2010		19.23	0.35	2.59	2.94	(0.32)	(0.38)	(0.70)
Class 2 shares
2015	(c)	22.11	0.11	0.48	0.59	–	–	–
2014		24.27	0.18	2.50	2.68	(0.75)	(4.09)	(4.84)
2013		23.62	0.21	6.60	6.81	(1.79)	(4.37)	(6.16)
2012		21.23	0.29	2.58	2.87	(0.20)	(0.28)	(0.48)
2011		21.40	0.18	(0.21)	(0.03)	–	(0.14)	(0.14)
2010		19.17	0.31	2.57	2.88	(0.27)	(0.38)	(0.65)
PRINCIPAL LIFETIME 2010 ACCOUNT
Class 1 shares
2015	(c)	12.60	0.03	0.17	0.20	–	–	–
2014		12.29	0.25	0.34	0.59	(0.28)	–	(0.28)
2013		11.36	0.27	0.94	1.21	(0.28)	–	(0.28)
2012		10.36	0.26	0.95	1.21	(0.21)	–	(0.21)
2011		10.49	0.19	(0.03)	0.16	(0.29)	–	(0.29)
2010		9.63	0.30	0.99	1.29	(0.43)	–	(0.43)
PRINCIPAL LIFETIME 2020 ACCOUNT
Class 1 shares
2015	(c)	13.77	0.02	0.23	0.25	–	–	–
2014		13.62	0.33	0.44	0.77	(0.33)	(0.29)	(0.62)
2013		12.00	0.30	1.59	1.89	(0.27)	–	(0.27)
2012		10.64	0.26	1.30	1.56	(0.20)	–	(0.20)
2011		11.02	0.19	(0.29)	(0.10)	(0.28)	–	(0.28)
2010		9.97	0.28	1.16	1.44	(0.39)	–	(0.39)
Class 2 shares
2015	(h)	14.26	–	(0.25)	(0.25)	–	–	–

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
						(unaudited)

Net Asset			Net Assets, End of	Ratio of Expenses
Value, End	Total		Period (in	to Average Net		Ratio of Net Investment		Portfolio
of Period	Return(b)		thousands)	Assets		Income to Average Net Assets		Turnover Rate

$22.93	2.78	%(d)	$167,604	0.64	%(e)	1.21	%(e)	18.1%(e),(f)
22.31	12.45		33,190	0.66		1.02		8.6
24.45	32.65		32,077	0.65		1.18		6.7
23.75	13.83		145,393	0.64		1.51		6.2
21.36	0.13		142,828	0.64		1.09		10.3
21.47	15.40		151,592	0.64		1.78		13.7

22.70	2.67	(d)	7,651	0.89	(e)	0.94	(e)	18.1 (e)	,(f)
22.11	12.19		6,891	0.91		0.77		8.6
24.27	32.27		6,362	0.90		0.85		6.7
23.62	13.57		5,238	0.89		1.26		6.2
21.23	(0.15)		5,472	0.89		0.83		10.3
21.40	15.11		6,822	0.89		1.57		13.7

12.80	1.59	(d)	45,743	0.04 (e)	,(g)	0.39	(e)	36.6	(e)
12.60	4.81		47,312	0.04	(g)	2.02		41.3
12.29	10.81		48,775	0.04	(g)	2.25		36.5
11.36	11.79		47,361	0.06	(g)	2.39		28.3
10.36	1.44		47,435	0.04	(g)	1.79		24.3
10.49	13.93		48,831	0.04	(g)	3.01		42.1

14.02	1.82	(d)	205,266	0.03 (e)	,(g)	0.35	(e)	41.4	(e)
13.77	5.75		211,470	0.03	(g)	2.40		31.9
13.62	15.97		227,985	0.03	(g)	2.35		49.6
12.00	14.76		208,355	0.04	(g)	2.28		24.4
10.64	(1.07)		192,409	0.04	(g)	1.74		8.9
11.02	15.05		201,014	0.04	(g)	2.73		37.6

14.01	(1.75	) (d)	10	0.28 (e)	,(g)	0.15	(e)	41.4	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2015
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Portfolio turnover rate excludes approximately $1,237,000 of purchases from portfolio realignment from the acquisition of LargeCap Blend Account II.
(g)	Does not include expenses of the investment companies in which the Account invests.
(h)	Period from May 1, 2015 date operations commenced, through June 30, 2015

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.

(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions
PRINCIPAL LIFETIME 2030 ACCOUNT
Class 1 shares
2015	(c)	$12.34	$0.02	$0.26	$0.28	$–	$–	$–
2014		14.05	0.36	0.45	0.81	(0.31)	(2.21)	(2.52)
2013		12.10	0.32	1.95	2.27	(0.25)	(0.07)	(0.32)
2012		10.64	0.25	1.40	1.65	(0.19)	–	(0.19)
2011		11.09	0.19	(0.42)	(0.23)	(0.22)	–	(0.22)
2010		9.85	0.24	1.24	1.48	(0.24)	–	(0.24)
Class 2 shares
2015	(g)	12.85	–	(0.23)	(0.23)	–	–	–
PRINCIPAL LIFETIME 2040 ACCOUNT
Class 1 shares
2015	(c)	14.50	0.01	0.38	0.39	–	–	–
2014		14.94	0.42	0.49	0.91	(0.31)	(1.04)	(1.35)
2013		12.39	0.35	2.41	2.76	(0.21)	–	(0.21)
2012		10.78	0.23	1.56	1.79	(0.18)	–	(0.18)
2011		11.31	0.19	(0.54)	(0.35)	(0.18)	–	(0.18)
2010		10.00	0.21	1.33	1.54	(0.23)	–	(0.23)
Class 2 shares
2015	(g)	15.14	–	(0.26)	(0.26)	–	–	–
PRINCIPAL LIFETIME 2050 ACCOUNT
Class 1 shares
2015	(c)	14.18	0.01	0.41	0.42	–	–	–
2014		14.96	0.40	0.50	0.90	(0.34)	(1.34)	(1.68)
2013		12.28	0.34	2.55	2.89	(0.21)	–	(0.21)
2012		10.64	0.24	1.57	1.81	(0.17)	–	(0.17)
2011		11.24	0.18	(0.61)	(0.43)	(0.17)	–	(0.17)
2010		9.89	0.18	1.39	1.57	(0.22)	–	(0.22)
Class 2 shares
2015	(g)	14.84	–	(0.25)	(0.25)	–	–	–

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
						(unaudited)

Net Asset			Net Assets, End of	Ratio of Expenses
Value, End	Total		Period (in	to Average Net		Ratio of Net Investment Income		Portfolio
of Period	Return(b)		thousands)	Assets		to Average Net Assets		Turnover Rate

$12.62	2.27	%(d)	$118,711	0.04%(e),(f)		0.32	%(e)	53.9	%(e)
12.34	6.06		116,965	0.04	(f)	2.67		23.9
14.05	18.96		108,794	0.04	(f)	2.43		58.6
12.10	15.58		92,672	0.05	(f)	2.20		18.5
10.64	(2.22)		79,646	0.04	(f)	1.70		13.2
11.09	15.40		82,436	0.04	(f)	2.33		36.2

12.62	(1.79	) (d)	10	0.29 (e)	,(f)	0.02	(e)	53.9	(e)

14.89	2.69	(d)	46,440	0.04 (e)	,(f)	0.20	(e)	31.2	(e)
14.50	6.21		42,304	0.05	(f)	2.83		21.1
14.94	22.42		36,934	0.05	(f)	2.55		67.2
12.39	16.71		25,647	0.08	(f)	1.98		30.1
10.78	(3.18)		22,110	0.05	(f)	1.67		13.7
11.31	15.81		21,199	0.06	(f)	2.06		41.6

14.88	(1.72	) (d)	10	0.29 (e)	,(f)	(0.12	) (e)	31.2	(e)

14.60	2.96	(d)	23,042	0.05 (e)	,(f)	0.20	(e)	43.2	(e)
14.18	6.21		21,796	0.06	(f)	2.70		28.5
14.96	23.72		22,002	0.06	(f)	2.48		68.0
12.28	17.07		16,352	0.11	(f)	2.01		17.7
10.64	(3.94)		12,822	0.07	(f)	1.58		19.7
11.24	16.21		13,127	0.08	(f)	1.80		45.1

14.59	(1.68	) (d)	32	0.30 (e)	,(f)	(0.12	) (e)	43.2	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2015
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Does not include expenses of the investment companies in which the Account invests.
(g)	Period from May 1, 2015 date operations commenced, through June 30, 2015

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.

(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions
PRINCIPAL LIFETIME 2060 ACCOUNT
Class 1 shares
2015	(c)	$12.19	$0.01	$0.35	$0.36	$–	$–	$–
2014		11.58	0.39	0.25	0.64	(0.01)	(0.02)	(0.03)
2013	(h)	10.00	0.38	1.20	1.58	–	–	–
PRINCIPAL LIFETIME STRATEGIC INCOME ACCOUNT
Class 1 shares
2015	(c)	11.51	0.03	0.09	0.12	–	–	–
2014		11.29	0.23	0.29	0.52	(0.30)	–	(0.30)
2013		11.04	0.26	0.29	0.55	(0.30)	–	(0.30)
2012		10.25	0.30	0.68	0.98	(0.19)	–	(0.19)
2011		10.22	0.20	0.16	0.36	(0.33)	–	(0.33)
2010		9.66	0.35	0.70	1.05	(0.49)	–	(0.49)
REAL ESTATE SECURITIES ACCOUNT
Class 1 shares
2015	(c)	22.33	0.12	(1.34)	(1.22)	–	–	–
2014		17.08	0.29	5.28	5.57	(0.32)	–	(0.32)
2013		16.63	0.35	0.33	0.68	(0.23)	–	(0.23)
2012		14.39	0.21	2.26	2.47	(0.23)	–	(0.23)
2011		13.21	0.10	1.08	1.18	–	–	–
2010		10.83	0.26	2.49	2.75	(0.37)	–	(0.37)
Class 2 shares
2015	(c)	22.45	0.12	(1.37)	(1.25)	–	–	–
2014		17.18	0.27	5.27	5.54	(0.27)	–	(0.27)
2013		16.72	0.30	0.34	0.64	(0.18)	–	(0.18)
2012		14.46	0.17	2.26	2.43	(0.17)	–	(0.17)
2011		13.30	0.06	1.10	1.16	–	–	–
2010		10.91	0.23	2.50	2.73	(0.34)	–	(0.34)

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
						(unaudited)

Net Asset			Net Assets, End of	Ratio of Expenses
Value, End	Total		Period (in	to Average Net		Ratio of Net Investment		Portfolio
of Period	Return(b)		thousands)	Assets		Income to Average Net Assets		Turnover Rate

$12.55	2.95	%(d)	$1,945	0.13%(e),(f),(g)		0.13	%(e)	29.2	%(e)
12.19	5.58		825	0.13 (f)	,(g)	3.28		43.2
11.58	15.80	(d)	28	0.13 (e)	,(f),(g)	5.31	(e)	79.4	(e)

11.63	1.04	(d)	28,845	0.05 (e)	,(g)	0.49	(e)	37.7	(e)
11.51	4.57		30,016	0.05	(g)	2.01		39.8
11.29	5.11		31,164	0.05	(g)	2.35		25.1
11.04	9.65		32,756	0.07	(g)	2.79		34.0
10.25	3.52		29,574	0.05	(g)	1.96		19.3
10.22	11.24		28,399	0.05	(g)	3.51		40.5

21.11	(5.46	) (d)	151,309	0.89	(e)	1.02	(e)	22.9	(e)
22.33	32.82		166,701	0.89		1.48		15.7
17.08	4.10		128,601	0.89		1.96		22.1
16.63	17.17		133,069	0.90		1.33		44.1
14.39	8.93		140,316	0.90		0.71		22.4
13.21	25.70		140,922	0.89		2.16		48.0

21.20	(5.57	) (d)	1,498	1.14	(e)	1.08	(e)	22.9	(e)
22.45	32.44		492	1.14		1.37		15.7
17.18	3.87		271	1.14		1.72		22.1
16.72	16.86		257	1.15		1.08		44.1
14.46	8.72		287	1.15		0.42		22.4
13.30	25.29		442	1.14		1.92		48.0

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2015
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Does not include expenses of the investment companies in which the Account invests.
(h)	Period from May 1, 2013 date operations commenced, through December 31, 2013

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.

(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions
SAM BALANCED PORTFOLIO
Class 1 shares
2015	(c)	$16.51	$0.01	$0.27	$0.28	$–	$–	$–
2014		18.53	0.47	0.73	1.20	(0.52)	(2.70)	(3.22)
2013		16.33	0.47	2.37	2.84	(0.43)	(0.21)	(0.64)
2012		14.76	0.41	1.46	1.87	(0.11)	(0.19)	(0.30)
2011		15.02	0.10	0.06	0.16	(0.42)	–	(0.42)
2010		13.73	0.42	1.38	1.80	(0.51)	–	(0.51)
Class 2 shares
2015	(c)	16.37	(0.01)	0.27	0.26	–	–	–
2014		18.39	0.43	0.73	1.16	(0.48)	(2.70)	(3.18)
2013		16.22	0.41	2.35	2.76	(0.38)	(0.21)	(0.59)
2012		14.66	0.36	1.46	1.82	(0.07)	(0.19)	(0.26)
2011		14.92	0.06	0.06	0.12	(0.38)	–	(0.38)
2010		13.64	0.36	1.40	1.76	(0.48)	–	(0.48)
SAM CONSERVATIVE BALANCED PORTFOLIO
Class 1 shares
2015	(c)	12.60	0.02	0.16	0.18	–	–	–
2014		13.39	0.41	0.40	0.81	(0.42)	(1.18)	(1.60)
2013		12.49	0.40	1.00	1.40	(0.37)	(0.13)	(0.50)
2012		11.47	0.37	0.90	1.27	(0.10)	(0.15)	(0.25)
2011		11.68	0.10	0.17	0.27	(0.37)	(0.11)	(0.48)
2010		10.94	0.40	0.84	1.24	(0.50)	–	(0.50)
Class 2 shares
2015	(c)	12.48	–	0.16	0.16	–	–	–
2014		13.28	0.38	0.38	0.76	(0.38)	(1.18)	(1.56)
2013		12.39	0.36	1.00	1.36	(0.34)	(0.13)	(0.47)
2012		11.38	0.33	0.90	1.23	(0.07)	(0.15)	(0.22)
2011		11.60	0.07	0.17	0.24	(0.35)	(0.11)	(0.46)
2010		10.85	0.35	0.88	1.23	(0.48)	–	(0.48)

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
						(unaudited)

Net Asset			Net Assets, End of	Ratio of Expenses
Value, End	Total		Period (in	to Average Net		Ratio of Net Investment Income		Portfolio
of Period	Return(b)		thousands)	Assets		to Average Net Assets		Turnover Rate

$16.79	1.70	%(d)	$797,052	0.23%(e),(f)		0.12	%(e)	14.8	%(e)
16.51	6.82		826,908	0.23	(f)	2.64		16.4
18.53	17.68		913,823	0.23	(f)	2.68		46.7
16.33	12.75		812,380	0.23	(f)	2.60		9.1
14.76	0.99		781,873	0.23	(f)	0.68		14.2
15.02	13.61		828,276	0.24	(f)	2.97		36.3

16.63	1.59	(d)	99,972	0.48 (e)	,(f)	(0.13	) (e)	14.8	(e)
16.37	6.59		99,852	0.48	(f)	2.44		16.4
18.39	17.32		102,716	0.48	(f)	2.37		46.7
16.22	12.47		95,208	0.48	(f)	2.32		9.1
14.66	0.73		94,487	0.48	(f)	0.43		14.2
14.92	13.34		107,086	0.49	(f)	2.59		36.3

12.78	1.43	(d)	203,342	0.23 (e)	,(f)	0.29	(e)	14.6	(e)
12.60	6.22		206,621	0.23	(f)	3.10		21.2
13.39	11.53		212,247	0.23	(f)	3.10		35.6
12.49	11.19		190,310	0.24	(f)	3.07		15.7
11.47	2.29		177,476	0.24	(f)	0.86		20.8
11.68	11.84		178,249	0.24	(f)	3.56		34.4

12.64	1.28	(d)	18,218	0.48 (e)	,(f)	0.04	(e)	14.6	(e)
12.48	5.92		16,731	0.48	(f)	2.87		21.2
13.28	11.25		16,140	0.48	(f)	2.77		35.6
12.39	10.91		15,911	0.49	(f)	2.73		15.7
11.38	1.97		15,465	0.49	(f)	0.60		20.8
11.60	11.73		15,761	0.49	(f)	3.18		34.4

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2015
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Does not include expenses of the investment companies in which the Portfolio invests.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.

(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions
SAM CONSERVATIVE GROWTH PORTFOLIO
Class 1 shares
2015	(c)	$19.02	$–	$0.38	$0.38	$–	$–	$–
2014		20.60	0.48	0.97	1.45	(0.39)	(2.64)	(3.03)
2013		17.04	0.40	3.50	3.90	(0.34)	–	(0.34)
2012		14.99	0.33	1.79	2.12	(0.07)	–	(0.07)
2011		15.36	0.07	(0.13)	(0.06)	(0.31)	–	(0.31)
2010		13.80	0.31	1.72	2.03	(0.47)	–	(0.47)
Class 2 shares
2015	(c)	18.82	(0.03)	0.39	0.36	–	–	–
2014		20.42	0.42	0.97	1.39	(0.35)	(2.64)	(2.99)
2013		16.89	0.34	3.49	3.83	(0.30)	–	(0.30)
2012		14.87	0.28	1.77	2.05	(0.03)	–	(0.03)
2011		15.23	0.03	(0.11)	(0.08)	(0.28)	–	(0.28)
2010		13.69	0.27	1.71	1.98	(0.44)	–	(0.44)
SAM FLEXIBLE INCOME PORTFOLIO
Class 1 shares
2015	(c)	13.22	0.05	0.07	0.12	–	–	–
2014		13.72	0.49	0.33	0.82	(0.52)	(0.80)	(1.32)
2013		13.38	0.49	0.51	1.00	(0.48)	(0.18)	(0.66)
2012		12.42	0.48	0.83	1.31	(0.15)	(0.20)	(0.35)
2011		12.50	0.15	0.28	0.43	(0.49)	(0.02)	(0.51)
2010		11.95	0.51	0.69	1.20	(0.65)	–	(0.65)
Class 2 shares
2015	(c)	13.12	0.03	0.07	0.10	–	–	–
2014		13.62	0.45	0.33	0.78	(0.48)	(0.80)	(1.28)
2013		13.29	0.46	0.50	0.96	(0.45)	(0.18)	(0.63)
2012		12.34	0.44	0.83	1.27	(0.12)	(0.20)	(0.32)
2011		12.42	0.12	0.28	0.40	(0.46)	(0.02)	(0.48)
2010		11.87	0.45	0.72	1.17	(0.62)	–	(0.62)

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
						(unaudited)

Net Asset			Net Assets, End of	Ratio of Expenses
Value, End	Total		Period (in	to Average Net		Ratio of Net Investment Income		Portfolio
of Period	Return(b)		thousands)	Assets		to Average Net Assets		Turnover Rate

$19.40	2.00	%(d)	$201,691	0.23%(e),(f)		(0.05	)%(e)	25.1	%(e)
19.02	7.43		198,465	0.23	(f)	2.40		19.4
20.60	23.07		179,850	0.23	(f)	2.10		48.5
17.04	14.18		143,547	0.24	(f)	2.00		12.5
14.99	(0.45)		132,387	0.24	(f)	0.45		24.2
15.36	15.22		140,207	0.24	(f)	2.21		42.2

19.18	1.91	(d)	106,371	0.48 (e)	,(f)	(0.30	) (e)	25.1	(e)
18.82	7.14		102,757	0.48	(f)	2.11		19.4
20.42	22.82		99,013	0.48	(f)	1.82		48.5
16.89	13.81		84,306	0.49	(f)	1.76		12.5
14.87	(0.63)		78,247	0.49	(f)	0.20		24.2
15.23	14.92		84,941	0.49	(f)	1.92		42.2

13.34	0.91	(d)	212,836	0.23 (e)	,(f)	0.69	(e)	15.0	(e)
13.22	6.03		215,309	0.23	(f)	3.55		18.8
13.72	7.75		214,572	0.23	(f)	3.57		29.7
13.38	10.64		215,628	0.24	(f)	3.69		11.7
12.42	3.39		187,458	0.24	(f)	1.22		20.6
12.50	10.51		183,764	0.24	(f)	4.22		31.5

13.22	0.76	(d)	21,430	0.48 (e)	,(f)	0.44	(e)	15.0	(e)
13.12	5.80		19,836	0.48	(f)	3.27		18.8
13.62	7.46		19,464	0.48	(f)	3.36		29.7
13.29	10.34		19,667	0.49	(f)	3.41		11.7
12.34	3.13		18,382	0.49	(f)	0.96		20.6
12.42	10.26		20,147	0.49	(f)	3.70		31.5

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2015
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Does not include expenses of the investment companies in which the Portfolio invests.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.

(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions
SAM STRATEGIC GROWTH PORTFOLIO
Class 1 shares
2015	(c)	$21.00	($0.01)	$0.45	$0.44	$–	$–	$–
2014		23.55	0.56	1.33	1.89	(0.38)	(4.06)	(4.44)
2013		18.74	0.40	4.70	5.10	(0.29)	–	(0.29)
2012		16.26	0.29	2.23	2.52	(0.04)	–	(0.04)
2011		16.82	0.04	(0.34)	(0.30)	(0.26)	–	(0.26)
2010		14.83	0.28	2.09	2.37	(0.38)	–	(0.38)
Class 2 shares
2015	(c)	20.80	(0.03)	0.44	0.41	–	–	–
2014		23.38	0.49	1.32	1.81	(0.33)	(4.06)	(4.39)
2013		18.61	0.33	4.68	5.01	(0.24)	–	(0.24)
2012		16.15	0.24	2.22	2.46	–	–	–
2011		16.71	–	(0.34)	(0.34)	(0.22)	–	(0.22)
2010		14.73	0.23	2.10	2.33	(0.35)	–	(0.35)
SHORT-TERM INCOME ACCOUNT
Class 1 shares
2015	(c)	2.59	0.02	–	0.02	–	–	–
2014		2.59	0.05	(0.01)	0.04	(0.04)	–	(0.04)
2013		2.61	0.04	(0.01)	0.03	(0.05)	–	(0.05)
2012		2.54	0.05	0.08	0.13	(0.06)	–	(0.06)
2011		2.51	0.06	(0.03)	0.03	–	–	–
2010		2.46	0.06	0.04	0.10	(0.05)	–	(0.05)
Class 2 shares
2015	(c)	2.58	0.02	–	0.02	–	–	–
2014		2.59	0.04	(0.01)	0.03	(0.04)	–	(0.04)
2013		2.60	0.04	(0.01)	0.03	(0.04)	–	(0.04)
2012		2.53	0.04	0.08	0.12	(0.05)	–	(0.05)
2011		2.51	0.05	(0.03)	0.02	–	–	–
2010		2.45	0.06	0.05	0.11	(0.05)	–	(0.05)

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
						(unaudited)

Net Asset			Net Assets, End of	Ratio of Expenses
Value, End	Total		Period (in	to Average Net		Ratio of Net Investment Income		Portfolio
of Period	Return(b)		thousands)	Assets		to Average Net Assets		Turnover Rate

$21.44	2.10	%(d)	$145,079	0.23%(e),(f)		(0.06	)%(e)	40.4	%(e)
21.00	8.68		138,863	0.23	(f)	2.50		20.4
23.55	27.40		121,049	0.23	(f)	1.89		62.5
18.74	15.52		90,348	0.24	(f)	1.61		13.9
16.26	(1.90)		83,738	0.24	(f)	0.25		23.3
16.82	16.40		81,821	0.24	(f)	1.82		51.7

21.21	1.97	(d)	99,597	0.48 (e)	,(f)	(0.31	) (e)	40.4	(e)
20.80	8.35		96,446	0.48	(f)	2.21		20.4
23.38	27.09		87,689	0.48	(f)	1.57		62.5
18.61	15.23		71,997	0.49	(f)	1.36		13.9
16.15	(2.12)		64,907	0.49	(f)	(0.01)		23.3
16.71	16.18		69,749	0.49	(f)	1.53		51.7

2.61	0.77	(d)	253,265	0.48 (e)	,(g)	1.52	(e)	67.7	(e)
2.59	1.73		267,674	0.49	(g)	1.74		54.3
2.59	1.14		256,561	0.48	(g)	1.65		54.7
2.61	5.00		262,427	0.49	(g)	1.95		59.1
2.54	1.37		228,351	0.49	(g)	2.35		55.1
2.51	4.20		224,344	0.50	(g)	2.49		85.4	(h)

2.60	0.78	(d)	1,605	0.73 (e)	,(g)	1.20	(e)	67.7	(e)
2.58	1.02		913	0.74	(g)	1.49		54.3
2.59	1.25		838	0.73	(g)	1.40		54.7
2.60	4.67		1,269	0.74	(g)	1.72		59.1
2.53	0.95		1,516	0.74	(g)	2.11		55.1
2.51	4.37		1,901	0.75	(g)	2.45		85.4	(h)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2015
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Does not include expenses of the investment companies in which the Portfolio invests.
(g)	Reflects Manager's contractual expense limit.
(h)	Portfolio turnover rate excludes approximately $3,528,000 from portfolio realignment from the acquisition of Short-Term Bond Account.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.

(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions
SMALLCAP BLEND ACCOUNT
Class 1 shares
2015	(c)	$13.99	$0.02	$1.17	$1.19	$–	$–	$–
2014		13.79	0.02	0.64	0.66	(0.05)	(0.41)	(0.46)
2013		9.36	0.04	4.43	4.47	(0.04)	–	(0.04)
2012		8.16	0.07	1.13	1.20	–	–	–
2011		8.31	(0.01)	(0.11)	(0.12)	(0.03)	–	(0.03)
2010		6.72	0.03	1.59	1.62	(0.03)	–	(0.03)
Class 2 shares
2015	(f)	14.49	0.01	0.67	0.68	–	–	–

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
						(unaudited)

Net Asset			Net Assets, End of	Ratio of Expenses
Value, End	Total		Period (in	to Average Net		Ratio of Net Investment Income		Portfolio
of Period	Return(b)		thousands)	Assets		to Average Net Assets		Turnover Rate

$15.18	8.51	%(d)	$232,906	0.83	%(e)	0.30	%(e)	84.2	%(e)
13.99	4.89		64,682	0.87		0.16		67.0
13.79	47.81		64,785	0.87		0.38		78.1
9.36	14.71		47,469	0.89		0.76		94.5
8.16	(1.47)		47,155	0.88		(0.09)		69.1
8.31	24.26		57,287	0.88		0.38		69.0

15.17	4.69	(d)	4,783	1.08	(e)	0.23	(e)	84.2	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2015
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Period from February 17, 2015 date operations commenced, through June 30, 2015

See accompanying notes.

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
(unaudited)

As a shareholder of Principal Variable Contracts Funds, Inc. you incur ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Variable Contracts Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. As a shareholder of Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Income Account, Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, Principal LifeTime 2060 Account, Principal LifeTime Strategic Income Account, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, or SAM Strategic Growth Portfolio, your fund will indirectly bear its pro rata share of the expenses incurred by the investment companies in which the fund invests. These expenses are not included in the fund’s annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses paid would be higher. Expenses shown below and on the following pages do not account for fees, expenses and charges of any variable insurance contract or retirement plan. If these fees had been reflected, expenses would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the year and held for the entire year (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each account’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the account’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Variable Contracts Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	January 1, 2015		Annualized
	January 1, 2015	June 30, 2015	to June 30, 2015(a)		Expense Ratio
Balanced Account Class 1
Actual	$1,000.00	$1,019.21	$3.25		0.65%
Hypothetical	1,000.00	1,021.57	3.26		0.65

Bond & Mortgage Securities Account Class 1
Actual	1,000.00	1,001.75	2.23		0.45
Hypothetical	1,000.00	1,022.56	2.26		0.45

Bond & Mortgage Securities Account Class 2
Actual	1,000.00	987.95	1.14	(b)	0.70
Hypothetical	1,000.00	1,021.32	3.51		0.70

Bond Market Index Account Class 1
Actual	1,000.00	997.10	1.24		0.25
Hypothetical	1,000.00	1,023.55	1.25		0.25

Diversified Balanced Account Class 2
Actual	1,000.00	1,009.03	1.49		0.30
Hypothetical	1,000.00	1,023.31	1.51		0.30

Diversified Balanced Managed Volatility Account Class 2
Actual	1,000.00	1,007.35	1.54		0.31
Hypothetical	1,000.00	1,023.26	1.56		0.31

Diversified Growth Account Class 2
Actual	1,000.00	1,012.99	1.50		0.30
Hypothetical	1,000.00	1,023.31	1.51		0.30

	SHAREHOLDER EXPENSE EXAMPLE
	PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
	(unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	January 1, 2015		Annualized
	January 1, 2015	June 30, 2015	to June 30, 2015(a)		Expense Ratio

Diversified Growth Managed Volatility Account Class 2
Actual	$1,000.00	$1,010.92	$1.50		0.30%
Hypothetical	1,000.00	1,023.31	1.51		0.30

Diversified Income Account Class 2
Actual	1,000.00	1,004.99	1.49		0.30
Hypothetical	1,000.00	1,023.31	1.51		0.30

Diversified International Account Class 1
Actual	1,000.00	1,059.66	4.44		0.87
Hypothetical	1,000.00	1,020.48	4.36		0.87

Diversified International Account Class 2
Actual	1,000.00	1,057.79	5.71		1.12
Hypothetical	1,000.00	1,019.24	5.61		1.12

Equity Income Account Class 1
Actual	1,000.00	996.97	2.43		0.49
Hypothetical	1,000.00	1,022.36	2.46		0.49

Equity Income Account Class 2
Actual	1,000.00	996.08	3.66		0.74
Hypothetical	1,000.00	1,021.12	3.71		0.74

Government & High Quality Bond Account Class 1
Actual	1,000.00	1,004.79	2.54		0.51
Hypothetical	1,000.00	1,022.27	2.56		0.51

Government & High Quality Bond Account Class 2
Actual	1,000.00	1,003.83	3.78		0.76
Hypothetical	1,000.00	1,021.03	3.81		0.76

Income Account Class 1
Actual	1,000.00	1,006.49	2.49		0.50
Hypothetical	1,000.00	1,022.32	2.51		0.50

Income Account Class 2
Actual	1,000.00	1,005.59	3.73		0.75
Hypothetical	1,000.00	1,021.08	3.76		0.75

International Emerging Markets Account Class 1
Actual	1,000.00	1,036.16	6.97		1.38
Hypothetical	1,000.00	1,017.95	6.90		1.38

International Emerging Markets Account Class 2
Actual	1,000.00	940.86	2.60	(b)	1.63
Hypothetical	1,000.00	1,016.71	8.15		1.63

LargeCap Growth Account I Class 1
Actual	1,000.00	1,051.57	3.87		0.76
Hypothetical	1,000.00	1,021.03	3.81		0.76

LargeCap Growth Account I Class 2
Actual	1,000.00	995.71	1.66	(b)	1.01
Hypothetical	1,000.00	1,019.79	5.06		1.01

LargeCap Growth Account Class 1
Actual	1,000.00	1,059.76	3.52		0.69
Hypothetical	1,000.00	1,021.37	3.46		0.69

LargeCap Growth Account Class 2
Actual	1,000.00	1,058.30	4.80		0.94
Hypothetical	1,000.00	1,020.13	4.71		0.94

LargeCap S&P 500 Index Account Class 1
Actual	1,000.00	1,010.94	1.25		0.25
Hypothetical	1,000.00	1,023.55	1.25		0.25

	SHAREHOLDER EXPENSE EXAMPLE
	PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
	(unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	January 1, 2015		Annualized
	January 1, 2015	June 30, 2015	to June 30, 2015(a)		Expense Ratio
LargeCap S&P 500 Index Account Class 2
Actual	$1,000.00	$981.42	$0.81	(b)	0.50%
Hypothetical	1,000.00	1,022.32	2.51		0.50

LargeCap S&P 500 Managed Volatility Index
Account Class 1
Actual	1,000.00	1,006.24	2.34		0.47
Hypothetical	1,000.00	1,022.46	2.36		0.47

LargeCap Value Account Class 1
Actual	1,000.00	999.70	3.02		0.61
Hypothetical	1,000.00	1,021.77	3.06		0.61

LargeCap Value Account Class 2
Actual	1,000.00	986.57	1.40	(b)	0.86
Hypothetical	1,000.00	1,020.53	4.31		0.86

MidCap Account Class 1
Actual	1,000.00	1,050.50	2.64		0.52
Hypothetical	1,000.00	1,022.22	2.61		0.52

MidCap Account Class 2
Actual	1,000.00	1,049.06	3.91		0.77
Hypothetical	1,000.00	1,020.98	3.86		0.77

Money Market Account Class 1
Actual	1,000.00	1,000.00	0.89		0.18
Hypothetical	1,000.00	1,023.90	0.90		0.18

Money Market Account Class 2
Actual	1,000.00	1,000.00	0.89		0.18
Hypothetical	1,000.00	1,023.90	0.90		0.18

Principal Capital Appreciation Account Class 1
Actual	1,000.00	1,027.79	3.22		0.64
Hypothetical	1,000.00	1,021.62	3.21		0.64

Principal Capital Appreciation Account Class 2
Actual	1,000.00	1,026.68	4.47		0.89
Hypothetical	1,000.00	1,020.38	4.46		0.89

Principal LifeTime 2010 Account Class 1
Actual	1,000.00	1,015.87	0.20		0.04
Hypothetical	1,000.00	1,024.60	0.20		0.04

Principal LifeTime 2020 Account Class 1
Actual	1,000.00	1,018.16	0.15		0.03
Hypothetical	1,000.00	1,024.65	0.15		0.03

Principal LifeTime 2020 Account Class 2
Actual	1,000.00	982.47	0.46	(b)	0.28
Hypothetical	1,000.00	1,023.41	1.40		0.28

Principal LifeTime 2030 Account Class 1
Actual	1,000.00	1,022.69	0.20		0.04
Hypothetical	1,000.00	1,024.60	0.20		0.04

Principal LifeTime 2030 Account Class 2
Actual	1,000.00	982.10	0.47	(b)	0.29
Hypothetical	1,000.00	1,023.36	1.45		0.29

Principal LifeTime 2040 Account Class 1
Actual	1,000.00	1,026.90	0.20		0.04
Hypothetical	1,000.00	1,024.60	0.20		0.04

Principal LifeTime 2040 Account Class 2
Actual	1,000.00	982.83	0.47	(b)	0.29
Hypothetical	1,000.00	1,023.36	1.45		0.29

	SHAREHOLDER EXPENSE EXAMPLE
	PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
	(unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	January 1, 2015		Annualized
	January 1, 2015	June 30, 2015	to June 30, 2015(a)		Expense Ratio
Principal LifeTime 2050 Account Class 1
Actual	$1,000.00	$1,029.62	$0.25		0.05%
Hypothetical	1,000.00	1,024.55	0.25		0.05

Principal LifeTime 2050 Account Class 2
Actual	1,000.00	983.15	0.49	(b)	0.30
Hypothetical	1,000.00	1,023.31	1.51		0.30

Principal LifeTime 2060 Account Class 1
Actual	1,000.00	1,029.53	0.65		0.13
Hypothetical	1,000.00	1,024.15	0.65		0.13

Principal LifeTime Strategic Income Account Class 1
Actual	1,000.00	1,010.43	0.25		0.05
Hypothetical	1,000.00	1,024.55	0.25		0.05

Real Estate Securities Account Class 1
Actual	1,000.00	945.36	4.29		0.89
Hypothetical	1,000.00	1,020.38	4.46		0.89

Real Estate Securities Account Class 2
Actual	1,000.00	944.32	5.50		1.14
Hypothetical	1,000.00	1,019.14	5.71		1.14

SAM Balanced Portfolio Class 1
Actual	1,000.00	1,016.96	1.15		0.23
Hypothetical	1,000.00	1,023.65	1.15		0.23

SAM Balanced Portfolio Class 2
Actual	1,000.00	1,015.88	2.40		0.48
Hypothetical	1,000.00	1,022.41	2.41		0.48

SAM Conservative Balanced Portfolio Class 1
Actual	1,000.00	1,014.29	1.15		0.23
Hypothetical	1,000.00	1,023.65	1.15		0.23

SAM Conservative Balanced Portfolio Class 2
Actual	1,000.00	1,012.82	2.40		0.48
Hypothetical	1,000.00	1,022.41	2.41		0.48

SAM Conservative Growth Portfolio Class 1
Actual	1,000.00	1,019.98	1.15		0.23
Hypothetical	1,000.00	1,023.65	1.15		0.23

SAM Conservative Growth Portfolio Class 2
Actual	1,000.00	1,019.13	2.40		0.48
Hypothetical	1,000.00	1,022.41	2.41		0.48

SAM Flexible Income Portfolio Class 1
Actual	1,000.00	1,009.08	1.15		0.23
Hypothetical	1,000.00	1,023.65	1.15		0.23

SAM Flexible Income Portfolio Class 2
Actual	1,000.00	1,007.62	2.39		0.48
Hypothetical	1,000.00	1,022.41	2.41		0.48

SAM Strategic Growth Portfolio Class 1
Actual	1,000.00	1,020.95	1.15		0.23
Hypothetical	1,000.00	1,023.65	1.15		0.23

SAM Strategic Growth Portfolio Class 2
Actual	1,000.00	1,019.71	2.40		0.48
Hypothetical	1,000.00	1,022.41	2.41		0.48

Short-Term Income Account Class 1
Actual	1,000.00	1,007.72	2.39		0.48
Hypothetical	1,000.00	1,022.41	2.41		0.48

Short-Term Income Account Class 2
Actual	1,000.00	1,007.75	3.63		0.73
Hypothetical	1,000.00	1,021.17	3.66		0.73

	SHAREHOLDER EXPENSE EXAMPLE
	PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
	(unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	January 1, 2015		Annualized
	January 1, 2015	June 30, 2015	to June 30, 2015(a)		Expense Ratio

SmallCap Blend Account Class 1
Actual	$1,000.00	$1,085.06	$4.29		0.83%
Hypothetical	1,000.00	1,020.68	4.16		0.83

SmallCap Blend Account Class 2
Actual	1,000.00	1,046.93	4.03	(c)	1.08
Hypothetical	1,000.00	1,019.44	5.41		1.08

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period (May 1, 2015 to June 30, 2015), multiplied by 60/365 (to reflect the period since inception).

(c) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period (February 17, 2015 to June 30, 2015), multiplied by 133/365 (to reflect the period since inception).

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Funds, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term or until reaching age 72. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

		Number of	Other
Name,		Portfolios in Fund	Directorships
Position Held with the Fund,	Principal Occupation(s)	Complex Overseen by	Held by Director
Year of Birth	During past 5 years	Director	During Past 5 Years
Elizabeth Ballantine	Principal, EBA Associates	115	Durango Herald, Inc;
Director since 2004			McClatchy
Member, Nominating and Governance			Newspapers, Inc.
Committee
1948

Leroy T. Barnes, Jr.	Retired.	115	McClatchy
Director since March 2012			Newspapers, Inc.;
Member, Audit Committee			Herbalife Ltd.; Frontier
1951			Communications, Inc.

Craig Damos	President, The Damos	115	Hardin Construction
Director since 2008	Company. Formerly, CEO, The		Company
Member, Audit Committee	Weitz Company
Member, 15(c) Committee
1954

Mark A. Grimmett	Executive Vice President and	115	None
Director since 2004	CFO, Merle Norman Cosmetics,
Member, Nominating and Governance	Inc.
Committee
Member, 15(c) Committee
Member, Executive Committee
1960

Fritz S. Hirsch	CEO, MAM USA	115	Focus Products Group
Director since 2005	Formerly, President, Sassy, Inc.
Member, Operations Committee
Member, 15(c) Committee
1951

Tao Huang	Formerly, Chief Operating	115	Armstrong World
Director since March 2012	Officer, Morningstar, Inc.		Industries, Inc.
Member, Operations Committee
Member, 15(c) Committee
1962

William C. Kimball	Partner, Kimball – Porter	115	Casey’s General Stores,
Director since 1999	Investments L.L.C.		Inc.
Member, Nominating and Governance
Committee
1947

Karen (“Karrie”) McMillan	Managing Director, Patomak	115	None
Director since 2014	Global Partners, LLC.
Member, Operations Committee	Formerly, General Counsel,
1961	Investment Company Institute

Daniel Pavelich	Retired.	115	None
Director since 2007
Member, Audit Committee
1944

The following directors are considered to be “interested persons” as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

Number of
		Portfolios in Fund	Other
Name,		Complex	Directorships
Position Held with the Fund,	Principal Occupation(s)	Overseen by	Held by Director
Year of Birth	During past 5 years	Director	During Past 5 Years
Michael J. Beer	Executive Vice President, Principal	115	None
Director since 2012	Funds Distributor, Inc. (“PFD”)
President, Chief Executive Officer	Vice President/Mutual Funds and
Member, Executive Committee	Broker Dealer, Principal Life
1961	Insurance Company (“PLIC”)
Director, Principal Management
Corporation, (the “Manager”)
President & Chief Executive Officer,
the Manager since 2015
Executive Vice President/ Chief
Operating Officer, the Manager
(2008-2015)
Director, Princor
President, Princor (2005-2015)
Director, Principal Shareholder
Services (“PSS”) since 2011
President, PSS since 2011

Nora M. Everett	Director, Edge Asset Management,	115	None
Director since 2008	Inc. (“Edge”) (2008-2011)
Chairman	Director, Finisterre Capital LLP since
Member, Executive Committee	2011
1959	Director, Origin Asset Management
LLP since 2011
Chairman, Principal Financial
Advisors, Inc. (“PFA”) since 2010
Chairman, PFD since 2011
Senior Vice President/Retirement and
Investor Services, PLIC (2008-2015)
President/Retirement and Investor
Services, PLIC since 2015
Chairman, the Manager since 2011
President, the Manager (2008-2015)
Chairman, Princor since 2011
Chief Executive Officer, Princor
(2009-2015)
Chairman, PSS since 2011

Correspondence intended for each Director who is other than an Interested Director may be sent to 711 High Street, Des Moines, IA

50392.

The following table presents officers of the Funds.

Name, Position Held with the Fund, Address, and Year of Birth

Randy L. Bergstrom Assistant Tax Counsel

711 High Street, Des Moines, IA 50392 1955

Tracy Bollin Chief Financial Officer

711 High Street, Des Moines, IA 50392 1970

Principal Occupation(s) During past 5 years

Counsel, Principal Global Investors, LLC (“PGI”) Counsel, PLIC

Chief Financial Officer, PFA since 2010 Assistant Controller, PFD (2007-2010)

Chief Financial Officer, PFD since 2010 Chief Financial Officer, the Manager since 2010 Financial Controller, the Manager (2008-2010) Assistant Controller, Princor (2009-2010) Chief Financial Officer, Princor since 2010 Financial Controller, Princor (2008-2009) Assistant Controller, PSS (2007-2010) Chief Financial Officer, PSS since 2010

David J. Brown Chief Compliance Officer 711 High Street, Des Moines, IA 50392 1960	Senior Vice President, PFD Vice President/Compliance, PLIC Senior Vice President, the Manager Senior Vice President, Princor Senior Vice President, PSS

Teresa M. Button Treasurer 711 High Street, Des Moines, IA 50392 1963

Vice President/Treasurer, Edge since 2011 Vice President/Treasurer, PFA since 2011

Vice President/Treasurer, PFD since 2011 Vice President/Treasurer, PGI since 2011 Vice President/Treasurer, PLIC since 2011 Vice President/Treasurer, the Manager since 2011 Vice President/Treasurer, Post since 2011 Vice President/Treasurer, Principal-REI since 2011 Vice President/Treasurer, Princor since 2011 Vice President/Treasurer, PSS since 2011 Treasurer, Spectrum since 2011

Ernie H. Gillum

Vice President, Assistant Secretary 711 High Street, Des Moines, IA 50392 1955

Carolyn F. Kolks Assistant Tax Counsel

711 High Street, Des Moines, IA 50392 1962

Jennifer A. Mills Assistant Counsel

711 High Street, Des Moines, IA 50392 1973

Vice President/Chief Compliance Officer, the Manager

Vice President/Chief Compliance Officer, PSS

Counsel, PGI Counsel, PLIC

Counsel, PFD (2009-2013) Counsel, PLIC

Counsel, the Manager (2009-2013, 2014 - present) Counsel, Princor (2009-2013) Counsel, PSS (2009-2013)

Layne A. Rasmussen Vice President and Controller 711 High Street, Des Moines, IA 50392 1958 Greg Reymann Assistant Counsel 711 High Street, Des Moines, IA 50392 1958

Vice President/Controller – Principal Funds, the Manager

Assistant General Counsel, PLIC since 2014

VP, Chief Compliance Officer and Chief Risk Officer, Transamerica Asset

Management, Inc. (“TAM”) (2010-2012)

Assistant General Counsel, Transamerica Asset Management Group (2013-2014) Vice President/CFTC Principal, TAM (2013-2014)

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Britney L. Schnathorst	Counsel, PLIC since 2013
Assistant Counsel	Prior thereto, Attorney in Private Practice
711 High Street, Des Moines, IA 50392
1981

Adam U. Shaikh	Counsel, PFD (2006-2013)
Assistant Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392	Counsel, the Manager (2007-2013, 2014 - present)
1972	Counsel, Princor (2007-2013)
Counsel, PSS (2007-2013)

Dan Westholm	Assistant Vice President/Treasury, PFA since 2013
Assistant Treasurer	Director – Treasury, PFA (2011-2013)
711 High Street, Des Moines, IA 50392	Assistant Vice President/Treasury, PFD since 2013
1966	Director – Treasury, PFD (2011-2013)
Assistant Vice President/Treasury, PLIC
Assistant Vice President/Treasury, the Manager
Assistant Vice President/Treasury, Princor since 2013
Director – Treasury, Princor (2008-2009, 2011-2013)
Assistant Vice President/Treasury, PSS

Beth Wilson	Vice President, the Manager (2007-2013)
Vice President and Secretary	Vice President, Princor (2007-2009)
711 High Street, Des Moines, IA 50392
1956

Clint Woods	Associate General Counsel, AEGON USA Investment Management, LLC (2003-
Counsel	2012)
711 High Street, Des Moines, IA 50392	Assistant General Counsel, Assistant Corporate Secretary, Governance Officer,
1961	PLIC since 2013

The 15(c) Committee assists the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act.

The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the Fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes.

The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.

Additional information about the Fund is available in the Prospectuses dated May 1, 2015, and the Statement of Additional Information dated May 1, 2015. These documents may be obtained free of charge by writing or telephoning Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-222-5852.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Principal Funds Distributor, Inc., at 1-800-222-5852, or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of March 31 and September 30 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

Special Meeting of Shareholders

Principal Variable Contracts Funds, Inc. – LargeCap Blend Account II

Held April 10, 2015

1.	Approval of a Plan of Reorganization providing for the reorganization of the LargeCap Blend Account II into the Principal Capital Appreciation Account:

In Favor	Opposed	Abstain
12,171,790.5186	180,115.8597	579,436.1247

====================================

Special Meeting of Shareholders

Principal Variable Contracts Funds, Inc. – SmallCap Value Account I

Held April 10, 2015

1.	Approval of a Plan of Reorganization providing for the reorganization of the SmallCap Value Account I into the SmallCap Blend Account:

In Favor	Opposed	Abstain
4,670,548.3531	142,682.4756	257,456.5513

====================================

Special Meeting of Shareholders

Principal Variable Contracts Funds, Inc. – SmallCap Growth Account II

Held April 10, 2015

1.	Approval of a Plan of Reorganization providing for the reorganization of the SmallCap Growth Account II into the SmallCap Blend Account:

In Favor	Opposed	Abstain
2,933,930.0086	42,751.8905	130,659.5759

	====================================

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This report must be preceded or accompanied by a current prospectus for the Principal Variable Contracts Funds, Inc.

WE’LL GIVE YOU AN EDGE®

principalfunds.com

Principal Funds are distributed by Principal Funds Distributor, Inc.

MM1291-20| © 2015 Principal Financial Services | 08/2015 | t15071302na

Principal Variable Contracts Funds, Inc.

Semiannual Report
June 30, 2015

Table of Contents

Financial Statements	1
Notes to Financial Statements	21
Schedules of Investments	39
Financial Highlights (Includes performance information)	82
Shareholder Expense Example	98
Supplemental Information	101

Not FDIC or NCUA insured

May lose value Not a deposit No bank or credit union guarantee
Not insured by any Federal government agency

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2015 (unaudited)

	Diversified		Government &
	International	Equity	High Quality
Amounts in thousands, except per share amounts	Account	Income Account	Bond Account
Investment in securities--at cost	$336,489	$371,837	$301,718
Foreign currency--at cost	$35	$–	$–
Assets
Investment in securities--at value	$397,252	$587,857	$302,676
Foreign currency--at value	35	–	–
Cash	–	6	–
Receivables:
Dividends and interest	1,953	1,533	1,474
Fund shares sold	57	555	163
Investment securities sold	546	2,223	3,089
Total Assets	399,843	592,174	307,402
Liabilities
Accrued management and investment advisory fees	278	240	127
Accrued distribution fees	–	5	–
Accrued directors' expenses	3	4	2
Accrued other expenses	24	5	5
Cash overdraft	33	–	2
Payables:
Deferred foreign tax	26	–	–
Fund shares redeemed	324	234	217
Investment securities purchased	408	1,066	3,073
Total Liabilities	1,096	1,554	3,426
Net Assets Applicable to Outstanding Shares	$398,747	$590,620	$303,976

Net Assets Consist of:
Capital shares and additional paid-in-capital	$423,608	$335,710	$311,184
Accumulated undistributed (overdistributed) net investment income (loss)	11,322	26,892	13,969
Accumulated undistributed (overdistributed) net realized gain (loss)	(96,817)	11,999	(22,135)
Net unrealized appreciation (depreciation) of investments	60,737	216,020	958
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	(103)	(1)	–
Total Net Assets	$398,747	$590,620	$303,976
Capital Stock (par value: $.01 per share):
Shares authorized	300,000	200,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$397,313	$565,439	$302,172
Shares issued and outstanding	26,635	24,526	28,818
Net Asset Value per share	$14.92	$23.05	$10.49
Class 2: Net Assets	$1,434	$25,181	$1,804
Shares issued and outstanding	96	1,101	172
Net Asset Value per share	$15.01	$22.87	$10.49

See accompanying notes.

1

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2015 (unaudited)

		LargeCap
Amounts in thousands, except per share amounts	Income Account	Growth Account	MidCap Account
Investment in securities--at cost	$264,719	$95,223	$449,169
Assets
Investment in securities--at value	$276,163	$125,405	$687,632
Cash	–	–	208
Receivables:
Dividends and interest	2,418	23	324
Fund shares sold	–	8	446
Investment securities sold	–	–	3,004
Total Assets	278,581	125,436	691,614
Liabilities
Accrued management and investment advisory fees	113	70	303
Accrued distribution fees	1	–	3
Accrued directors' expenses	2	2	3
Accrued other expenses	4	4	5
Cash overdraft	153	–	–
Payables:
Fund shares redeemed	200	86	331
Investment securities purchased	2,663	–	481
Total Liabilities	3,136	162	1,126
Net Assets Applicable to Outstanding Shares	$275,445	$125,274	$690,488

Net Assets Consist of:
Capital shares and additional paid-in-capital	$251,012	$108,416	$317,070
Accumulated undistributed (overdistributed) net investment income (loss)	15,217	281	5,535
Accumulated undistributed (overdistributed) net realized gain (loss)	(2,228)	(13,605)	129,420
Net unrealized appreciation (depreciation) of investments	11,444	30,182	238,463
Total Net Assets	$275,445	$125,274	$690,488
Capital Stock (par value: $.01 per share):
Shares authorized	200,000	300,000	105,000
Net Asset Value Per Share:
Class 1: Net Assets	$272,759	$124,283	$674,277
Shares issued and outstanding	25,149	4,767	10,559
Net Asset Value per share	$10.85	$26.07	$63.86
Class 2: Net Assets	$2,686	$991	$16,211
Shares issued and outstanding	249	38	255
Net Asset Value per share	$10.79	$25.96	$63.51

See accompanying notes.

2

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2015 (unaudited)

		Principal Capital	Real Estate
	Money	Appreciation	Securities
Amounts in thousands, except per share amounts	Market Account	Account	Account
Investment in securities--at cost	$271,058	$142,076	$113,362
Assets
Investment in securities--at value	$271,058	$175,489	$151,640
Cash	20	–	–
Receivables:
Dividends and interest	10	202	537
Expense reimbursement from Manager	59	–	–
Expense reimbursement from Distributor	1	–	–
Fund shares sold	567	3	133
Investment securities sold	–	651	1,104
Total Assets	271,715	176,345	153,414
Liabilities
Accrued management and investment advisory fees	100	92	115
Accrued distribution fees	–	2	–
Accrued directors' expenses	2	2	2
Accrued other expenses	4	9	4
Payables:
Borrowing	–	–	120
Fund shares redeemed	103	414	366
Investment securities purchased	–	571	–
Total Liabilities	209	1,090	607
Net Assets Applicable to Outstanding Shares	$271,506	$175,255	$152,807

Net Assets Consist of:
Capital shares and additional paid-in-capital	$271,514	$135,602	$99,686
Accumulated undistributed (overdistributed) net investment income (loss)	–	986	3,352
Accumulated undistributed (overdistributed) net realized gain (loss)	(8)	5,254	11,491
Net unrealized appreciation (depreciation) of investments	–	33,413	38,278
Total Net Assets	$271,506	$175,255	$152,807
Capital Stock (par value: $.01 per share):
Shares authorized	1,500,000	200,000	300,000
Net Asset Value Per Share:
Class 1: Net Assets	$269,377	$167,604	$151,309
Shares issued and outstanding	269,385	7,308	7,168
Net Asset Value per share	$1.00	$22.93	$21.11
Class 2: Net Assets	$2,129	$7,651	$1,498
Shares issued and outstanding	2,129	337	71
Net Asset Value per share	$1.00	$22.70	$21.20

See accompanying notes.

3

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2015 (unaudited)

		SAM
	SAM	Conservative	SAM
	Balanced	Balanced	Conservative
Amounts in thousands, except per share amounts	Portfolio	Portfolio	Growth Portfolio
Investment in affiliated Accounts--at cost	$762,873	$196,818	$263,672
Assets
Investment in affiliated Accounts--at value	$897,222	$221,611	$308,148
Receivables:
Dividends and interest	360	110	91
Fund shares sold	198	45	61
Investment securities sold	985	84	129
Total Assets	898,765	221,850	308,429
Liabilities
Accrued management and investment advisory fees	169	41	57
Accrued distribution fees	21	4	22
Accrued directors' expenses	4	2	2
Accrued other expenses	4	4	4
Payables:
Fund shares redeemed	1,183	129	191
Investment securities purchased	360	110	91
Total Liabilities	1,741	290	367
Net Assets Applicable to Outstanding Shares	$897,024	$221,560	$308,062

Net Assets Consist of:
Capital shares and additional paid-in-capital	$669,301	$181,354	$240,953
Accumulated undistributed (overdistributed) net investment income (loss)	25,895	7,287	6,403
Accumulated undistributed (overdistributed) net realized gain (loss)	67,479	8,126	16,230
Net unrealized appreciation (depreciation) of investments	134,349	24,793	44,476
Total Net Assets	$897,024	$221,560	$308,062
Capital Stock (par value: $.01 per share):
Shares authorized	300,000	200,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$797,052	$203,342	$201,691
Shares issued and outstanding	47,478	15,915	10,394
Net Asset Value per share	$16.79	$12.78	$19.40
Class 2: Net Assets	$99,972	$18,218	$106,371
Shares issued and outstanding	6,013	1,441	5,547
Net Asset Value per share	$16.63	$12.64	$19.18

See accompanying notes.

4

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2015 (unaudited)

	SAM Flexible	SAM Strategic	Short-Term
Amounts in thousands, except per share amounts	Income Portfolio	Growth Portfolio	Income Account
Investment in securities--at cost	$–	$–	$253,608
Investment in affiliated Accounts--at cost	$210,397	$214,814	$–
Assets
Investment in securities--at value	$–	$–	$254,310
Investment in affiliated Accounts--at value	234,321	244,748	–
Cash	–	–	50
Receivables:
Dividends and interest	205	72	1,404
Expense reimbursement from Manager	–	–	2
Fund shares sold	2	61	25
Investment securities sold	309	–	547
Total Assets	234,837	244,881	256,338
Liabilities
Accrued management and investment advisory fees	44	46	103
Accrued distribution fees	4	21	–
Accrued directors' expenses	2	2	2
Accrued other expenses	4	4	5
Payables:
Fund shares redeemed	311	15	184
Investment securities purchased	206	117	1,174
Total Liabilities	571	205	1,468
Net Assets Applicable to Outstanding Shares	$234,266	$244,676	$254,870

Net Assets Consist of:
Capital shares and additional paid-in-capital	$198,124	$194,090	$264,593
Accumulated undistributed (overdistributed) net investment income (loss)	9,064	5,021	6,426
Accumulated undistributed (overdistributed) net realized gain (loss)	3,154	15,631	(16,851)
Net unrealized appreciation (depreciation) of investments	23,924	29,934	702
Total Net Assets	$234,266	$244,676	$254,870
Capital Stock (par value: $.01 per share):
Shares authorized	200,000	200,000	400,000
Net Asset Value Per Share:
Class 1: Net Assets	$212,836	$145,079	$253,265
Shares issued and outstanding	15,957	6,768	97,109
Net Asset Value per share	$13.34	$21.44	$2.61
Class 2: Net Assets	$21,430	$99,597	$1,605
Shares issued and outstanding	1,621	4,695	618
Net Asset Value per share	$13.22	$21.21	$2.60

See accompanying notes.

5

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2015 (unaudited)

SmallCap
Amounts in thousands, except per share amounts	Blend Account
Investment in securities--at cost	$220,697
Assets
Investment in securities--at value	$238,283
Deposits with counterparty	21
Receivables:
Dividends and interest	263
Fund shares sold	46
Investment securities sold	3,020
Variation margin on financial derivative instruments	2
Total Assets	241,635
Liabilities
Accrued management and investment advisory fees	161
Accrued distribution fees	1
Accrued directors' expenses	2
Accrued other expenses	48
Payables:
Fund shares redeemed	469
Investment securities purchased	3,265
Total Liabilities	3,946
Net Assets Applicable to Outstanding Shares	$237,689

Net Assets Consist of:
Capital shares and additional paid-in-capital	$203,249
Accumulated undistributed (overdistributed) net investment income (loss)	316
Accumulated undistributed (overdistributed) net realized gain (loss)	16,544
Net unrealized appreciation (depreciation) of investments	17,580
Total Net Assets	$237,689
Capital Stock (par value: $.01 per share):
Shares authorized	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$232,906
Shares issued and outstanding	15,340
Net Asset Value per share	$15.18
Class 2: Net Assets	$4,783
Shares issued and outstanding	315
Net Asset Value per share	$15.17

See accompanying notes.

6

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2015 (unaudited)

	Diversified		Government &
	International	Equity	High Quality
Amounts in thousands	Account	Income Account	Bond Account
Net Investment Income (Loss)
Income:
Dividends	$7,837	$9,498	$–
Withholding tax	(871)	(171)	–
Interest	–	2	4,770
Total Income	6,966	9,329	4,770
Expenses:
Management and investment advisory fees	1,679	1,479	775
Distribution Fees - Class 2	2	32	2
Custodian fees	58	8	2
Directors' expenses	4	6	4
Professional fees	10	2	2
Other expenses	2	1	–
Total Expenses	1,755	1,528	785
Net Investment Income (Loss)	5,211	7,801	3,985

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies, and Futures
Net realized gain (loss) from:
Investment transactions	14,330	20,082	203
Foreign currency transactions	(144)	(1)	–
Change in unrealized appreciation/depreciation of:
Investments (net of deferred foreign tax payable of $26, $0 and $0, respectively)	3,066	(28,991)	(2,677)
Translation of assets and liabilities in foreign currencies	(12)	(1)	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
and Futures	17,240	(8,911)	(2,474)
Net Increase (Decrease) in Net Assets Resulting from Operations	$22,451	$(1,110)	$1,511

See accompanying notes.

7

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2015 (unaudited)

		LargeCap
Amounts in thousands	Income Account	Growth Account	MidCap Account
Net Investment Income (Loss)
Income:
Dividends	$–	$539	$2,960
Withholding tax	–	(1)	(63)
Interest	5,746	–	–
Total Income	5,746	538	2,897
Expenses:
Management and investment advisory fees	689	424	1,832
Distribution Fees - Class 2	4	1	20
Custodian fees	1	1	3
Directors' expenses	3	2	6
Professional fees	2	2	2
Other expenses	–	–	2
Total Expenses	699	430	1,865
Net Investment Income (Loss)	5,047	108	1,032

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies, and Futures
Net realized gain (loss) from:
Investment transactions	1,153	3,720	59,306
Change in unrealized appreciation/depreciation of:
Investments	(4,349)	3,493	(25,152)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
and Futures	(3,196)	7,213	34,154
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,851	$7,321	$35,186

See accompanying notes.

8

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2015 (unaudited)

		Principal Capital
	Money	Appreciation	Real Estate
Amounts in thousands	Market Account	Account	Securities Account
Net Investment Income (Loss)
Income:
Dividends	$–	$881	$1,605
Interest	242	–	–
Total Income	242	881	1,605
Expenses:
Management and investment advisory fees	608	297	742
Distribution Fees - Class 2	2	9	1
Custodian fees	5	4	1
Directors' expenses	3	2	3
Professional fees	2	2	2
Total Gross Expenses	620	314	749
Less: Reimbursement from Manager - Class 1	374	–	–
Less: Reimbursement from Manager - Class 2	2	–	–
Less: Reimbursement from Distributor - Class 2	2	–	–
Total Net Expenses	242	314	749
Net Investment Income (Loss)	–	567	856

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies, and Futures
Net realized gain (loss) from:
Investment transactions	2	2,386	7,123
Change in unrealized appreciation/depreciation of:
Investments	–	(1,383)	(16,870)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
and Futures	2	1,003	(9,747)
Net Increase (Decrease) in Net Assets Resulting from Operations	$2	$1,570	$(8,891)

See accompanying notes.

9

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2015 (unaudited)

	SAM Balanced	SAM Conservative	SAM Conservative
Amounts in thousands	Portfolio	Balanced Portfolio	Growth Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated Accounts	$1,576	$580	$281
Total Income	1,576	580	281
Expenses:
Management and investment advisory fees	1,032	251	345
Distribution Fees - Class 2	125	22	131
Directors' expenses	9	3	4
Professional fees	1	1	1
Other expenses	1	–	–
Total Expenses	1,168	277	481
Net Investment Income (Loss)	408	303	(200)

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies, and Futures
Net realized gain (loss) from:
Investment transactions in affiliated Accounts	7,753	777	929
Change in unrealized appreciation/depreciation of:
Investments in affiliated Accounts	7,459	2,063	5,257
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
and Futures	15,212	2,840	6,186
Net Increase (Decrease) in Net Assets Resulting from Operations	$15,620	$3,143	$5,986

See accompanying notes.

10

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2015 (unaudited)

	SAM Flexible	SAM Strategic	Short-Term
Amounts in thousands	Income Portfolio	Growth Portfolio	Income Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Accounts	$1,079	$204	$–
Interest	–	–	2,600
Total Income	1,079	204	2,600
Expenses:
Management and investment advisory fees	266	272	633
Distribution Fees - Class 2	26	123	2
Custodian fees	–	–	3
Directors' expenses	3	3	3
Professional fees	1	1	2
Total Gross Expenses	296	399	643
Less: Reimbursement from Manager - Class 1	–	–	13
Total Net Expenses	296	399	630
Net Investment Income (Loss)	783	(195)	1,970

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies, and Futures
Net realized gain (loss) from:
Investment transactions	–	–	(58)
Investment transactions in affiliated Accounts	1,437	870	–
Change in unrealized appreciation/depreciation of:
Investments	–	–	135
Investments in affiliated Accounts	(143)	4,121	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
and Futures	1,294	4,991	77
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,077	$4,796	$2,047

See accompanying notes.

11

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2015 (unaudited)

SmallCap
Amounts in thousands	Blend Account (a)
Net Investment Income (Loss)
Income:
Dividends	$762
Interest	1
Securities lending - net	1
Total Income	764
Expenses:
Management and investment advisory fees	554
Distribution Fees - Class 2	2
Custodian fees	3
Directors' expenses	2
Professional fees	2
Total Expenses	563
Net Investment Income (Loss)	201

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies, and Futures
Net realized gain (loss) from:
Investment transactions	9,524
Futures contracts	79
Change in unrealized appreciation/depreciation of:
Investments	(1,320)
Futures contracts	(44)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
and Futures	8,239
Net Increase (Decrease) in Net Assets Resulting from Operations	$8,440

(a) Class 2 shares commenced operations on February 17, 2015.

See accompanying notes.

12

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	Diversified
Amounts in thousands	International Account		Equity Income Account
	Period	Year Ended	Period	Year Ended
	Ended June	December	Ended June	December
	30, 2015	31, 2014	30, 2015	31, 2014
Operations
Net investment income (loss)	$5,211	$7,938	$7,801	$16,715
Net realized gain (loss) on investments, foreign currencies, and futures	14,186	31,940	20,081	48,459
Change in unrealized appreciation/depreciation of investments, futures,
and translation of assets and liabilities in foreign currencies	3,054	(54,005)	(28,992)	12,687
Net Increase (Decrease) in Net Assets Resulting from Operations	22,451	(14,127)	(1,110)	77,861

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(10,543)	–	(15,060)
Class 2	–	(25)	–	(542)
Total Dividends and Distributions	–	(10,568)	–	(15,602)

Capital Share Transactions
Shares sold:
Class 1	10,859	18,555	21,183	27,917
Class 2	187	112	1,006	712
Shares issued in reinvestment of dividends and distributions:
Class 1	–	10,543	–	15,060
Class 2	–	25	–	542
Shares redeemed:
Class 1	(65,119)	(76,371)	(54,134)	(133,970)
Class 2	(91)	(261)	(1,223)	(2,974)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(54,164)	(47,397)	(33,168)	(92,713)
Total Increase (Decrease)	(31,713)	(72,092)	(34,278)	(30,454)

Net Assets
Beginning of period	430,460	502,552	624,898	655,352
End of period (including undistributed net investment income as set forth below)	$398,747	$430,460	$590,620	$624,898
Undistributed (Overdistributed) Net Investment Income (Loss)	$11,322	$6,111	$26,892	$19,091

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	732	1,256	915	1,264
Class 2	13	8	44	32
Shares issued in reinvestment of dividends and distributions:
Class 1	–	707	–	684
Class 2	–	2	–	25
Shares redeemed:
Class 1	(4,570)	(5,196)	(2,318)	(6,039)
Class 2	(6)	(18)	(53)	(136)
Net Increase (Decrease)	(3,831)	(3,241)	(1,412)	(4,170)

See accompanying notes.

13

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	Government & High
Amounts in thousands	Quality Bond Account		Income Account
	Period	Year Ended	Period	Year Ended
	Ended June	December	Ended June	December
	30, 2015	31, 2014	30, 2015	31, 2014
Operations
Net investment income (loss)	$3,985	$8,789	$5,047	$11,190
Net realized gain (loss) on investments, foreign currencies, and futures	203	2,348	1,153	2,029
Change in unrealized appreciation/depreciation of investments, futures,
and translation of assets and liabilities in foreign currencies	(2,677)	6,201	(4,349)	1,774
Net Increase (Decrease) in Net Assets Resulting from Operations	1,511	17,338	1,851	14,993

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(12,571)	–	(12,529)
Class 2	–	(31)	–	(128)
Total Dividends and Distributions	–	(12,602)	–	(12,657)

Capital Share Transactions
Shares sold:
Class 1	8,888	23,451	7,354	11,225
Class 2	940	69	4	19
Shares issued in reinvestment of dividends and distributions:
Class 1	–	12,571	–	12,529
Class 2	–	31	–	128
Shares redeemed:
Class 1	(22,739)	(105,587)	(12,025)	(19,783)
Class 2	(49)	(128)	(372)	(541)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(12,960)	(69,593)	(5,039)	3,577
Total Increase (Decrease)	(11,449)	(64,857)	(3,188)	5,913

Net Assets
Beginning of period	315,425	380,282	278,633	272,720
End of period (including undistributed net investment income as set forth below)	$303,976	$315,425	$275,445	$278,633
Undistributed (Overdistributed) Net Investment Income (Loss)	$13,969	$9,984	$15,217	$10,170

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	843	2,244	675	1,028
Class 2	89	7	–	2
Shares issued in reinvestment of dividends and distributions:
Class 1	–	1,219	–	1,165
Class 2	–	3	–	12
Shares redeemed:
Class 1	(2,160)	(10,065)	(1,103)	(1,835)
Class 2	(5)	(12)	(34)	(50)
Net Increase (Decrease)	(1,233)	(6,604)	(462)	322

See accompanying notes.

14

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Amounts in thousands	LargeCap Growth Account		MidCap Account
	Period	Year Ended	Period	Year Ended
	Ended June	December	Ended June	December
	30, 2015	31, 2014	30, 2015	31, 2014
Operations
Net investment income (loss)	$108	$140	$1,032	$3,843
Net realized gain (loss) on investments, foreign currencies, and futures	3,720	9,440	59,306	72,862
Change in unrealized appreciation/depreciation of investments, futures,
and translation of assets and liabilities in foreign currencies	3,493	2,705	(25,152)	3,163
Net Increase (Decrease) in Net Assets Resulting from Operations	7,321	12,285	35,186	79,868

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(664)	–	(3,218)
Class 2	–	(2)	–	(44)
From net realized gain on investments:
Class 1	–	–	–	(55,916)
Class 2	–	–	–	(1,367)
Total Dividends and Distributions	–	(666)	–	(60,545)

Capital Share Transactions
Shares sold:
Class 1	4,164	28,520	14,653	58,293
Class 2	356	64	152	341
Shares issued in reinvestment of dividends and distributions:
Class 1	–	664	–	59,134
Class 2	–	2	–	1,411
Shares redeemed:
Class 1	(10,249)	(17,781)	(51,618)	(109,369)
Class 2	(70)	(188)	(681)	(1,335)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(5,799)	11,281	(37,494)	8,475
Total Increase (Decrease)	1,522	22,900	(2,308)	27,798

Net Assets
Beginning of period	123,752	100,852	692,796	664,998
End of period (including undistributed net investment income as set forth below)	$125,274	$123,752	$690,488	$692,796
Undistributed (Overdistributed) Net Investment Income (Loss)	$281	$173	$5,535	$4,503

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	162	1,243	235	987
Class 2	14	3	2	6
Shares issued in reinvestment of dividends and distributions:
Class 1	–	28	–	1,037
Class 2	–	–	–	25
Shares redeemed:
Class 1	(398)	(767)	(810)	(1,836)
Class 2	(3)	(8)	(11)	(22)
Net Increase (Decrease)	(225)	499	(584)	197

See accompanying notes.

15

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

			Principal Capital
Amounts in thousands	Money Market Account		Appreciation Account
	Period	Year Ended	Period	Year Ended
	Ended June	December	Ended June	December
	30, 2015	31, 2014	30, 2015	31, 2014
Operations
Net investment income (loss)	$–	$–	$567	$378
Net realized gain (loss) on investments, foreign currencies, and futures	2	–	2,386	3,036
Change in unrealized appreciation/depreciation of investments, futures,
and translation of assets and liabilities in foreign currencies	–	–	(1,383)	1,130
Net Increase (Decrease) in Net Assets Resulting from Operations	2	–	1,570	4,544

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	–	–	(1,007)
Class 2	–	–	–	(188)
From net realized gain on investments:
Class 1	–	–	–	(5,104)
Class 2	–	–	–	(1,024)
Total Dividends and Distributions	–	–	–	(7,323)

Capital Share Transactions
Shares sold:
Class 1	76,934	146,475	1,679	1,823
Class 2	6,177	295	455	496
Shares issued in acquisition:
Class 1	N/A	N/A	139,230	N/A
Class 2	N/A	N/A	1,001	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	–	–	–	6,111
Class 2	–	–	–	1,212
Shares redeemed:
Class 1	(86,462)	(150,680)	(7,890)	(4,508)
Class 2	(4,982)	(320)	(871)	(713)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(8,333)	(4,230)	133,604	4,421
Total Increase (Decrease)	(8,331)	(4,230)	135,174	1,642

Net Assets
Beginning of period	279,837	284,067	40,081	38,439
End of period (including undistributed net investment income as set forth below)	$271,506	$279,837	$175,255	$40,081
Undistributed (Overdistributed) Net Investment Income (Loss)	$–	$–	$986	$419

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	76,934	146,475	73	77
Class 2	6,177	295	20	23
Shares issued in acquisition:
Class 1	N/A	N/A	6,089	N/A
Class 2	N/A	N/A	44	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	–	–	–	290
Class 2	–	–	–	58
Shares redeemed:
Class 1	(86,462)	(150,680)	(342)	(191)
Class 2	(4,982)	(320)	(39)	(31)
Net Increase (Decrease)	(8,333)	(4,230)	5,845	226

See accompanying notes.

16

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	Real Estate
Amounts in thousands	Securities Account		SAM Balanced Portfolio
	Period	Year Ended	Period	Year Ended
	Ended June	December	Ended June	December
	30, 2015	31, 2014	30, 2015	31, 2014
Operations
Net investment income (loss)	$856	$2,192	$408	$25,489
Net realized gain (loss) on investments, foreign currencies, and futures	7,123	6,240	7,753	68,022
Change in unrealized appreciation/depreciation of investments, futures,
and translation of assets and liabilities in foreign currencies	(16,870)	32,938	7,459	(29,299)
Net Increase (Decrease) in Net Assets Resulting from Operations	(8,891)	41,370	15,620	64,212

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(2,395)	–	(23,276)
Class 2	–	(4)	–	(2,500)
From net realized gain on investments:
Class 1	–	–	–	(120,112)
Class 2	–	–	–	(14,177)
Total Dividends and Distributions	–	(2,399)	–	(160,065)

Capital Share Transactions
Shares sold:
Class 1	12,582	21,401	14,526	20,836
Class 2	1,203	189	5,299	5,050
Shares issued in reinvestment of dividends and distributions:
Class 1	–	2,395	–	143,388
Class 2	–	4	–	16,677
Shares redeemed:
Class 1	(19,185)	(24,586)	(58,428)	(165,575)
Class 2	(95)	(53)	(6,753)	(14,302)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(5,495)	(650)	(45,356)	6,074
Total Increase (Decrease)	(14,386)	38,321	(29,736)	(89,779)

Net Assets
Beginning of period	167,193	128,872	926,760	1,016,539
End of period (including undistributed net investment income as set forth below)	$152,807	$167,193	$897,024	$926,760
Undistributed (Overdistributed) Net Investment Income (Loss)	$3,352	$2,496	$25,895	$25,487

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	542	1,078	860	1,163
Class 2	53	9	317	290
Shares issued in reinvestment of dividends and distributions:
Class 1	–	119	–	8,862
Class 2	–	–	–	1,038
Shares redeemed:
Class 1	(841)	(1,258)	(3,476)	(9,257)
Class 2	(4)	(3)	(404)	(812)
Net Increase (Decrease)	(250)	(55)	(2,703)	1,284

See accompanying notes.

17

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	SAM Conservative		SAM Conservative
Amounts in thousands	Balanced Portfolio		Growth Portfolio
	Period	Year Ended	Period	Year Ended
	Ended June	December	Ended June	December
	30, 2015	31, 2014	30, 2015	31, 2014
Operations
Net investment income (loss)	$303	$6,985	$(200)	$6,604
Net realized gain (loss) on investments, foreign currencies, and futures	777	11,274	929	20,264
Change in unrealized appreciation/depreciation of investments, futures,
and translation of assets and liabilities in foreign currencies	2,063	(4,698)	5,257	(6,542)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,143	13,561	5,986	20,326

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(6,281)	–	(3,414)
Class 2	–	(450)	–	(1,627)
From net realized gain on investments:
Class 1	–	(17,846)	–	(22,853)
Class 2	–	(1,393)	–	(12,440)
Total Dividends and Distributions	–	(25,970)	–	(40,334)

Capital Share Transactions
Shares sold:
Class 1	9,489	18,269	11,983	26,377
Class 2	2,593	1,589	7,810	7,412
Shares issued in reinvestment of dividends and distributions:
Class 1	–	24,127	–	26,267
Class 2	–	1,843	–	14,067
Shares redeemed:
Class 1	(15,705)	(36,531)	(12,780)	(21,167)
Class 2	(1,312)	(1,923)	(6,159)	(10,589)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(4,935)	7,374	854	42,367
Total Increase (Decrease)	(1,792)	(5,035)	6,840	22,359

Net Assets
Beginning of period	223,352	228,387	301,222	278,863
End of period (including undistributed net investment income as set forth below)	$221,560	$223,352	$308,062	$301,222
Undistributed (Overdistributed) Net Investment Income (Loss)	$7,287	$6,984	$6,403	$6,603

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	740	1,378	615	1,338
Class 2	203	124	406	378
Shares issued in reinvestment of dividends and distributions:
Class 1	–	1,943	–	1,416
Class 2	–	150	–	766
Shares redeemed:
Class 1	(1,228)	(2,767)	(656)	(1,050)
Class 2	(103)	(148)	(319)	(533)
Net Increase (Decrease)	(388)	680	46	2,315

See accompanying notes.

18

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	SAM Flexible		SAM Strategic
Amounts in thousands	Income Portfolio		Growth Portfolio
	Period	Year Ended	Period	Year Ended
	Ended June	December	Ended June	December
	30, 2015	31, 2014	30, 2015	31, 2014
Operations
Net investment income (loss)	$783	$8,281	$(195)	$5,217
Net realized gain (loss) on investments, foreign currencies, and futures	1,437	6,566	870	19,399
Change in unrealized appreciation/depreciation of investments, futures,
and translation of assets and liabilities in foreign currencies	(143)	(1,072)	4,121	(6,413)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,077	13,775	4,796	18,203

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(7,762)	–	(1,996)
Class 2	–	(654)	–	(1,242)
From net realized gain on investments:
Class 1	–	(12,001)	–	(21,163)
Class 2	–	(1,089)	–	(15,284)
Total Dividends and Distributions	–	(21,506)	–	(39,685)

Capital Share Transactions
Shares sold:
Class 1	8,991	20,434	12,412	21,352
Class 2	5,278	1,049	5,531	7,817
Shares issued in reinvestment of dividends and distributions:
Class 1	–	19,763	–	23,159
Class 2	–	1,743	–	16,526
Shares redeemed:
Class 1	(13,403)	(32,361)	(9,110)	(14,336)
Class 2	(3,822)	(1,788)	(4,262)	(6,465)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(2,956)	8,840	4,571	48,053
Total Increase (Decrease)	(879)	1,109	9,367	26,571

Net Assets
Beginning of period	235,145	234,036	235,309	208,738
End of period (including undistributed net investment income as set forth below)	$234,266	$235,145	$244,676	$235,309
Undistributed (Overdistributed) Net Investment Income (Loss)	$9,064	$8,281	$5,021	$5,216

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	672	1,498	581	959
Class 2	396	78	260	354
Shares issued in reinvestment of dividends and distributions:
Class 1	–	1,509	–	1,140
Class 2	–	134	–	820
Shares redeemed:
Class 1	(1,001)	(2,366)	(426)	(626)
Class 2	(287)	(129)	(201)	(289)
Net Increase (Decrease)	(220)	724	214	2,358

See accompanying notes.

19

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Amounts in thousands	Short-Term Income Account		SmallCap Blend Account
	Period	Year Ended	Period	Year Ended
	Ended June	December	Ended June	December
	30, 2015	31, 2014	30, 2015 (a)	31, 2014
Operations
Net investment income (loss)	$1,970	$4,463	$201	$103
Net realized gain (loss) on investments, foreign currencies, and futures	(58)	1,551	9,603	7,009
Change in unrealized appreciation/depreciation of investments, futures,
and translation of assets and liabilities in foreign currencies	135	(2,109)	(1,364)	(4,096)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,047	3,905	8,440	3,016

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(4,262)	–	(224)
Class 2	–	(12)	–	N/A
From net realized gain on investments:
Class 1	–	–	–	(1,866)
Total Dividends and Distributions	–	(4,274)	–	(2,090)

Capital Share Transactions
Shares sold:
Class 1	12,295	53,517	4,252	5,643
Class 2	913	96	1,496	N/A
Shares issued in acquisition:
Class 1	N/A	N/A	166,992	N/A
Class 2	N/A	N/A	4,615	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	–	4,262	–	2,090
Class 2	–	12	–	N/A
Shares redeemed:
Class 1	(28,746)	(46,298)	(11,408)	(8,762)
Class 2	(226)	(32)	(1,380)	N/A
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(15,764)	11,557	164,567	(1,029)
Total Increase (Decrease)	(13,717)	11,188	173,007	(103)

Net Assets
Beginning of period	268,587	257,399	64,682	64,785
End of period (including undistributed net investment income as set forth below)	$254,870	$268,587	$237,689	$64,682
Undistributed (Overdistributed) Net Investment Income (Loss)	$6,426	$4,456	$316	$115

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	4,720	20,614	289	414
Class 2	351	38	99	N/A
Shares issued in acquisition:
Class 1	N/A	N/A	11,187	N/A
Class 2	N/A	N/A	309	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	–	1,652	–	156
Class 2	–	4	–	N/A
Shares redeemed:
Class 1	(11,039)	(17,795)	(760)	(643)
Class 2	(87)	(12)	(93)	N/A
Net Increase (Decrease)	(6,055)	4,501	11,031	(73)

(a)	Period from February 17, 2015, date operations commenced, through June 30, 2015 for Class 2 shares.

See accompanying notes.

20

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2015 (unaudited)

1. Organization

Principal Variable Contracts Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Diversified International Account, Equity Income Account, Government & High Quality Bond Account, Income Account, LargeCap Growth Account, MidCap Account, Money Market Account, Principal Capital Appreciation Account, Real Estate Securities Account, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Account, and SmallCap Blend Account, (known as the “Accounts”), are presented herein.

Each of the Accounts is an investment company and applies specialized accounting and reporting under Accounting Standards Codification Topic 946, Financial Services - Investment Companies. Each of the Accounts was an investment company at all times during the period. The Accounts have not provided financial support, and are not contractually required to provide financial support to any investee.

Effective February 17, 2015, the initial purchase of $10,000 of Class 2 shares of SmallCap Blend Account was made by Principal Management Corporation (the “Manager”).

Effective April 17, 2015, Principal Capital Appreciation Account acquired all the assets and assumed all the liabilities of LargeCap Blend Account II pursuant to a plan of acquisition approved by shareholders on April 10, 2015. The purpose of the acquisition was to combine two accounts managed by Principal Management Corporation (the “Manager”) with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a tax-free exchange of 16,768,000 shares from LargeCap Blend Account II for 6,133,000 shares valued at $140,231,000 of Principal Capital Appreciation Account at an approximate exchange rate of .37 for Class 1 and Class 2 shares. The investment securities of LargeCap Blend Account II, with a fair value of approximately $133,987,000 and a cost of $121,386,000, were the primary asset acquired by Principal Capital Appreciation Account on April 17, 2015. For financial reporting purposes, assets received and shares issued by Principal Capital Appreciation Account were recorded at fair value; however the cost basis of the investments received from LargeCap Blend Account II was carried forward to align ongoing reporting of Principal Capital Appreciation Account. The aggregate net assets of LargeCap Blend Account II and Principal Capital Appreciation Account immediately prior to the acquisition in accordance with U.S. GAAP were approximately $140,231,000 ($1,448,000 of accumulated realized losses and $12,601,000 of unrealized appreciation) and $40,552,000, respectively. The aggregate net assets of Principal Capital Appreciation Account immediately following the acquisition were $180,783,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.

Assuming the acquisition had been completed on January 1, 2015, the beginning of the fiscal year for Principal Capital Appreciation Account, Principal Capital Appreciation Account’s pro forma results of operations for the period ended June 30, 2015, would have been $921,000 of net investment income, $2,416,000 of net realized and unrealized gain on investments, and $3,337,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of LargeCap Blend Account II that have been included in Principal Capital Appreciation Account’s statement of operations since April 17, 2015.

Effective April 17, 2015, SmallCap Blend Account acquired all the assets and assumed all the liabilities of SmallCap Growth Account II and SmallCap Value Account I pursuant to a plan of acquisition approved by shareholders on April 10, 2015. The purpose of the acquisition was to combine three accounts managed by Principal Management Corporation with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a tax-free exchange of 4,083,000 and 7,295,000 shares from SmallCap Growth Account II and SmallCap Value Account I, respectively for 4,587,000 and 6,909,000 shares valued at $68,472,000 and $103,135,000 of SmallCap Blend Account at an approximate exchange rate of 1.13 and 1.10 for Class 1 and Class 2 shares and .95 and .94 for Class 1 and Class 2 shares, respectively. The investment securities of SmallCap Growth Account II, with a fair value of approximately $65,319,000 and a cost of $64,126,000, and the investment securities of SmallCap Value Account I with a fair value of approximately $98,490,000 and a cost of $95,480,000 were the primary asset acquired by SmallCap Blend Account on April 17, 2015. For financial reporting purposes, assets received and shares issued by SmallCap Blend Account were recorded at fair value; however the cost basis of the investments received from SmallCap Growth Account II and SmallCap Value Account I were carried forward to align ongoing reporting of SmallCap Blend Account. The aggregate net assets of SmallCap Growth Account II, SmallCap Value Account I and SmallCap Blend Account immediately prior to the acquisition in accordance with U.S. GAAP were approximately $68,471,000 ($194,000 of accumulated realized gain and $1,193,000 of unrealized appreciation) $103,136,000 ($665,000 of accumulated realized losses and $3,010,000 of unrealized appreciation) and $68,436,000, respectively. The aggregate net assets of SmallCap Blend Account immediately following the acquisition were $240,043,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.

21

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2015 (unaudited)

1. Organization (Continued)

Assuming the acquisition had been completed on January 1, 2015, the beginning of the fiscal year for SmallCap Blend Account, SmallCap Blend Account’s pro forma results of operations for the period ended June 30, 2015, would have been $287,000 of net investment income, $13,995,000 of net realized and unrealized gain on investments, and $14,282,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of SmallCap Growth Account II and SmallCap Value Account I that have been included in SmallCap Blend Account’s statement of operations since April 17, 2015.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”) invest in combinations of other series of Principal Variable Contracts Funds, Inc. and Principal Funds, Inc. (the “Underlying Funds”). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

The Accounts (with the exception of Money Market Account and SAM Portfolios) value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price, an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Accounts’ net asset values are reflected in the Accounts’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices and foreign currencies.

To the extent the Accounts invest in foreign securities listed on foreign exchanges which trade on days on which the Accounts do not determine their net asset values, for example weekends and other customary national U.S. holidays, the Accounts’ net asset values could be significantly affected on days when the shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Accounts to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Money Market Account values its securities, other than holdings of other publicly traded investment funds, at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Other publicly traded investment funds are valued at the funds’ net asset value. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Account.

22

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2015 (unaudited)

2. Significant Accounting Policies (Continued)

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the account holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

The following Account held securities denominated in foreign currencies that exceeded 5% of net assets of the Account:

Diversified International Account

Euro	19.5%
Japanese Yen	16.5
British Pound	14.1
Canadian Dollar	11.5
Swiss Franc	6.9

Income and Investment Transactions. The Accounts record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Accounts record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Accounts are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities. The Accounts allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Account) of each class.

Expenses. Expenses directly attributed to a particular Account are charged to that Account. Other Account expenses not directly attributed to an Account are apportioned among the registered investment companies managed by the Manager.

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Account) of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.

In addition to the expenses that each of the SAM Portfolios bears directly, each of the SAM Portfolios indirectly bear a pro rata share of the fees and expenses of the Underlying Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the SAM Portfolios may own different proportions of Underlying Funds at different times, the amount of expense incurred indirectly by each of the SAM Portfolios will vary. Expenses included in the statements of operations of the SAM Portfolios reflect the expenses of each SAM Portfolio and do not include any expenses associated with the Underlying Funds.

23

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2015 (unaudited)

2. Significant Accounting Policies (Continued)

Dividends and Distributions to Shareholders. With respect to Money Market Account, all net investment income and any realized gains from investment transactions are declared as dividends daily to shareholders of record as of that day. Dividends and distributions to shareholders of the other accounts are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, mortgage-backed securities, certain defaulted securities, expiring capital loss carry forwards, certain preferred securities, redemptions-in-kind, amortization of premiums and discounts, futures contracts, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, swap agreements, and foreign currency transactions. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. Distributions which exceed current and accumulated earnings and profits for federal income tax purposes are reported as return of capital distributions.

Real Estate Securities Account receives distributions from holdings in Real Estate Investment Trusts (“REITs”). Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the Account. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates must be used in reporting the character of its income and distributions for financial statement purposes.

Federal Income Taxes. No provision for federal income taxes is considered necessary because each account is qualified as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Accounts’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the period ended June 30, 2015, the Accounts did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the fiscal years from 2011-2014. No examinations are in progress at this time.

Foreign Taxes. Certain of the Accounts are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Accounts as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations.

Gains realized upon disposition of certain foreign securities held by the Accounts may be subject to capital gains tax, payable prior to repatriation of sale proceeds. The tax is computed on certain net realized gains and, if any, is shown on the statement of operations. Realized losses in excess of gains may be carried forward to offset future gains. In addition, the Accounts accrue an estimated deferred tax liability for future gains on certain foreign securities. Any accrued tax liability is shown on the statement of assets and liabilities. At June 30, 2015, Diversified International Account had no foreign tax refund receivable and had a deferred tax liability of $26,000 relating to foreign securities.

3. Operating Policies

Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Accounts and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Accounts to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of (i) the Federal Funds Rate or (ii) the One Month LIBOR rate plus 1.00%). During the period ended June 30, 2015, Diversified International Account, MidCap Account, Real Estate Securities Account, Short-Term Income Account, and SmallCap Blend Account each borrowed from the Facility. Diversified International Account, Equity Income Account, Government & High Quality Bond Account, Income Account, Real Estate Securities Account, and SmallCap Blend Account each loaned to the Facility. The interest expense associated with these borrowings is included in other expenses on the statements of operations. The interest received is included in interest on the statements of operations.

24

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2015 (unaudited)

3. Operating Policies (Continued)

In addition, the Accounts participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a bank which allows the participants to borrow up to $75 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the One Month LIBOR rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of .10% on the amount of the line of credit. The Accounts did not borrow against the line of credit during the period ended June 30, 2015.

Counterparties. The Accounts may be exposed to counterparty risk, or the risk that another party with which the Accounts have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Accounts exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Accounts in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Accounts. If the unpaid amount owed to the Accounts subsequently decreases, the Accounts would be required to return all or a portion of the collateral.

Master Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master agreement with a counterparty exceeds a specified threshold.

The financial instruments that are subject to Master Agreements or similar agreements may include right of setoff provisions. Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty.

Futures Contracts. The Accounts are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Accounts (with the exception of Money Market Account and SAM Portfolios) may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, an account agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the account as a variation margin receivable or payable on financial derivative instruments. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the account recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the account’s cost basis in the contract. There is minimal counterparty credit risk to the Accounts because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Accounts has valued the investments. This may have an adverse effect on each of the Accounts’ ability to dispose of particular illiquid securities at fair value and may limit each of the Accounts’ ability to obtain accurate market quotations for purposes of valuing the securities.

Indemnification. Under the Fund’s by-laws, present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Joint Trading Account. Certain of the Accounts may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the participating accounts’ cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by the Manager. These balances may be invested in one or more short-term instruments or repurchase agreements that are collateralized by U.S. government securities. Earnings from the joint trading account are allocated to each of the Accounts based on their pro rata participating ownership interest in the joint trading account.

25

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2015 (unaudited)

3. Operating Policies (Continued)

Mortgage Dollar Rolls. Certain of the Accounts have entered into mortgage-dollar-roll transactions on “to-be-announced” securities (“TBA’s”), in which the Account sells mortgage-backed securities and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in additional securities. The Account forgoes principal and interest paid on the securities, and is compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The Accounts treat mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the Accounts' portfolio turnover ratio. Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in Investment securities sold and Investment securities purchased on the statements of assets and liabilities.

Rebates. Subject to best execution, the Accounts may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the account in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.

Repurchase Agreements. The Accounts may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Accounts’ policy that its custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Accounts have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Accounts could experience delays in the realization of the collateral.

Restricted Securities. Certain of the Accounts may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

Securities Lending. To earn additional income, certain of the Accounts may lend portfolio securities to approved brokerage firms. The Accounts receive collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Accounts and any additional required collateral is delivered to the Accounts on the next business day. The cash collateral received is usually invested in an SEC-registered money market mutual fund and the Accounts could realize a loss on such investments. Further, the Accounts could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium received for lending certain types of securities. Security lending income is shown in each account’s statement of operations. As of June 30, 2015, the Accounts had no securities on loan.

Senior Floating Rate Interests. The Accounts may invest in senior floating rate interests (bank loans). Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the account and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR) or the prime rate offered by one or more major United States banks.

Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.

26

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2015 (unaudited)

3. Operating Policies (Continued)

In connection with the Senior floating rate interests, the Accounts may also enter into unfunded loan commitments (“commitments”). All or a portion of the commitments may be unfunded. The Accounts are obligated to fund these commitments at the borrower’s discretion. Therefore, the Accounts must have funds sufficient to cover its contractual obligation. These unfunded loan commitments which are marked to market daily, are footnoted in the schedules of investments, shown as a separate line item called unrealized gain or loss on unfunded loan commitments on the statements of assets and liabilities. As of June 30, 2015, the Accounts had no unfunded loan commitments outstanding.

To Be Announced Securities. The Accounts may trade portfolio securities on a “to-be-announced” (“TBA”) or when-issued basis. In a TBA or when-issued transaction, the account commits to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the account, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.

Underlying Funds. The performance and risks of each Principal LifeTime Account, SAM Portfolio, Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, and Diversified Income Account (singly, “a fund of funds” and collectively, “the funds of funds”) directly correspond to the performance and risks of the underlying funds in which the fund of funds invest. By investing in many underlying funds, the funds of funds have partial exposure to the risks of many different areas of the market. The more a fund of funds allocates to stock funds, the greater the expected risk.

An underlying fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

The Manager is the advisor to the Principal LifeTime Accounts, SAM Portfolios, Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Income Account, and each of the underlying funds. Principal Global Investors, LLC ("PGI") is Sub-Advisor to the Principal LifeTime Accounts and Edge Asset Management, Inc. ("Edge") is the Sub-Advisor to the SAM Portfolios. Either PGI or Edge also serves as Sub-Advisor to some or all of the underlying funds. The Manager, PGI, and Edge are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

As of June 30, 2015, the Principal LifeTime Accounts, SAM Portfolios, Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, and Diversified Income Account owned the following percentages, in the aggregate, of the outstanding shares of the underlying funds listed below:

	Total Percentage of		Total Percentage of
Account	Outstanding Shares Owned	Account	Outstanding Shares Owned
Diversified International Account	24.00%	Income Account	96.24%
Equity Income Account	35.73	MidCap Account	13.05%
Government & High Quality Bond Account	41.18	Short-Term Income Account	39.28%

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Accounts may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Accounts’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”) are supported by the discretionary authority of the

U.	S. Government to purchase the agency’s obligations.

27

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2015 (unaudited)

3. Operating Policies (Continued)

Government related guarantors (those not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to the timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Participation Certificates are not backed by the full faith and credit of the U.S. Government.

Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts shown in thousands):

Derivatives not accounted for	Asset Derivatives June 30, 2015	Fair	Liability Derivatives June 30, 2015	Fair
as hedging instruments	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
SmallCap Blend Account
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$ —	Payables, Net Assets Consist of Net unrealized	$6	*
	appreciation (depreciation) of investments		appreciation (depreciation) of investments

*Includes cumulative unrealized appreciation/depreciation of futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.

Change in Unrealized
	Location of Gain or (Loss)	Realized Gain or (Loss)	Appreciation/(Depreciation) of
Derivatives not accounted for	on Derivatives Recognized	on Derivatives Recognized	Derivatives Recognized in Statement
as hedging instruments	in Statement of Operations	in Statement of Operations	of Operations
SmallCap Blend Account
Equity contracts	Net realized gain (loss) from Futures	$79	$(44)
contracts/Change in unrealized
appreciation/(depreciation) of Futures
contracts

Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Accounts and the notional values of the futures contracts will vary in accordance with the changing cash balances. The level of derivative activity disclosed in the schedules of investments is representative of the level of derivative activity used in the Accounts throughout the period ended June 30, 2015.

28

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2015 (unaudited)

4. Fair Value

Fair value is defined as the price that the Accounts would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Accounts use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Accounts. Unobservable inputs are inputs that reflect the Accounts own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

Level 3 – Significant unobservable inputs (including the Accounts’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Accounts in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Account’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Accounts use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.

The fair values of these entities are dependent on economic, political and other considerations. The values of the investments may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Account’s Board of Directors. The Manager has established a Valuation Committee of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets monthly and reports directly to the Board of Directors. The Pricing Group who reports to the Valuation Committee relies on the established Pricing Policies to determine fair valuation. Included in the Pricing Policies is an overview of the approved valuation technique established for each asset class. The Pricing Group will consider all appropriate information available when determining fair valuation.

29

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2015 (unaudited)

4. Fair Value (Continued)

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Accounts (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Account are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The beginning of the period timing recognition has been adopted for the significant transfers between levels of each Account’s assets and liabilities. There were no significant purchases, sales, or transfers into or out of Level 3, except as noted in the Level 3 roll forward. There were no transfers between Level 1 and Level 2 as of June 30, 2015.

The following is a summary of the inputs used as of June 30, 2015 in valuing the Funds' securities carried at value (amounts shown in thousands):

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Account		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Diversified International Account
Common Stocks
Basic Materials		$1,753	$17,112	$—	$18,865
Communications		1,456	41,336	—	42,792
Consumer, Cyclical		15,335	48,681	—	64,016
Consumer, Non-cyclical		3,576	60,240	—	63,816
Energy		6,536	11,447	—	17,983
Financial		23,287	81,971	—	105,258
Industrial		7,149	44,073	—	51,222
Technology		1,245	16,675	—	17,920
Utilities		1,382	12,073	—	13,455
Investment Companies		1,925	—	—	1,925
	Total investments in securities $	63,644	$333,608	$—	$397,252

Equity Income Account
Common Stocks*		$578,296	$—	$—	$578,296
Investment Companies		9,561	—	—	9,561
	Total investments in securities $	587,857	$—	$—	$587,857

Government & High Quality Bond Account
Bonds		$—	$96,882	$—	$96,882
Investment Companies		2,428	—	—	2,428
U.S. Government & Government Agency Obligations		—	203,366	—	203,366
	Total investments in securities $	2,428	$300,248	$—	$302,676

Income Account
Bonds		$—	$165,093	$2,238	$167,331
Common Stocks*		—	—	—	—
Convertible Bonds		—	3,671	—	3,671
Investment Companies		14,880	—	—	14,880
Senior Floating Rate Interests		—	454	—	454
U.S. Government & Government Agency Obligations		—	89,827	—	89,827
	Total investments in securities $	14,880	$259,045	$2,238	$276,163

30

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2015 (unaudited)

4. Fair Value (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Account		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

LargeCap Growth Account
Common Stocks*		$123,785	$—	$—	$123,785
Investment Companies		1,620	—	—	1,620
	Total investments in securities $	125,405	$—	$—	$125,405

MidCap Account
Common Stocks*		$686,667	$—	$—	$686,667
Investment Companies		965	—	—	965
	Total investments in securities $	687,632	$—	$—	$687,632

Money Market Account
Bonds		$—	$21,153	$—	$21,153
Certificate of Deposit		—	7,000	—	7,000
Commercial Paper		—	201,995	—	201,995
Investment Companies		16,700	—	—	16,700
Municipal Bonds		—	19,170	—	19,170
Repurchase Agreements		—	5,040	—	5,040
	Total investments in securities $	16,700	$254,358	$—	$271,058

Principal Capital Appreciation Account
Common Stocks*		$171,597	$—	$—	$171,597
Investment Companies		3,892	—	—	3,892
	Total investments in securities $	175,489	$—	$—	$175,489

Real Estate Securities Account
Common Stocks*		$151,638	$—	$—	$151,638
Investment Companies		2	—	—	2
	Total investments in securities $	151,640	$—	$—	$151,640

SAM Balanced Portfolio
Investment Companies		$897,222	$—	$—	$897,222
	Total investments in securities $	897,222	$—	$—	$897,222

SAM Conservative Balanced Portfolio
Investment Companies		$221,611	$—	$—	$221,611
	Total investments in securities $	221,611	$—	$—	$221,611

SAM Conservative Growth Portfolio
Investment Companies		$308,148	$—	$—	$308,148
	Total investments in securities $	308,148	$—	$—	$308,148

SAM Flexible Income Portfolio
Investment Companies		$234,321	$—	$—	$234,321
	Total investments in securities $	234,321	$—	$—	$234,321

SAM Strategic Growth Portfolio
Investment Companies		$244,748	$—	$—	$244,748
	Total investments in securities $	244,748	$—	$—	$244,748

Short-Term Income Account
Bonds		$—	$241,145	$5,641	$246,786
Investment Companies		6,984	—	—	6,984
U.S. Government & Government Agency Obligations		—	540	—	540
	Total investments in securities $	6,984	$241,685	$5,641	$254,310

31

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2015 (unaudited)

4. Fair Value (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Account		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)
SmallCap Blend Account
Common Stocks
Basic Materials		$1,893	$—	$—	$1,893
Communications		11,127	3	—	11,130
Consumer, Cyclical		38,943	—	—	38,943
Consumer, Non-cyclical		55,180	176	—	55,356
Energy		7,450	—	—	7,450
Financial		56,360	—	—	56,360
Industrial		26,288	—	—	26,288
Technology		30,140	—	—	30,140
Utilities		6,256	—	—	6,256
Investment Companies		4,467	—	—	4,467
	Total investments in securities $	238,104	$179	$—	$238,283
Liabilities
Equity Contracts**
Futures		$(6)	$—	$—	$(6)

*For additional detail regarding sector classifications, please see the Schedules of Investments **Futures are valued at the unrealized appreciation/(depreciation) of the instrument.

Certain detailed information is provided for those Accounts with significant investments in Level 3 securities. Quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy is as follows (amounts in thousands):

		Fair Value
	Asset	at June 30,		Unobservable
Account	Type	2015	Valuation Technique	input	Input Value
Short-Term Income Account	Bonds	$700	Indicative Market Quotations	Broker Quote	$99.97
	Bonds	4,941	Third Party Vendor	Broker Quote	99.91 - 100.53
		$5,641

The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts in thousands):

			Accrued
			Discounts/
			Premiums								Net Change in Unrealized
	Value	Realized	and Change		Proceeds	Transfers		Transfers		Value	Appreciation/(Depreciation)
	December	Gain/	in Unrealized		from	into Level		Out of		June 30,	on Investments Held at
Account	31, 2014	(Loss)	Gain/(Loss)	Purchases	Sales	3	*	Level 3**		2015	June 30, 2015
Short-Term Income Account
Bonds	$2,909	$ —	$8	$3,750	$(126)	$—		$(900	) $	5,641	$8
	$2,909	$ —	$8	$3,750	$(126)	$—		$(900	) $	5,641	$8

*Securities are transferred into Level 3 for a variety of reasons including, but not limited to: 1. Securities where trading has been halted, 2. Securities that have certain restrictions on trading, 3. Instances in which a security is not priced by pricing services **Securities are transferred out of Level 3 for a variety of reasons including, but not limited to: 1. Securities where trading resumes, 2. Securities where trading restrictions have expired, 3. Instances in which a price becomes available from a pricing service

At the end of the period, there were no other Accounts which had a significant Level 3 balance. During the period, there were no significant purchases, sales or transfers into or out of Level 3, except as noted above.

32

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2015 (unaudited)

5. Management Agreement and Transactions with Affiliates

Management Services. The Fund has agreed to pay investment advisory and management fees to the Manager (wholly owned by Principal Financial Services, Inc.) computed at an annual percentage rate of each account’s average daily net assets. A portion of the management fee is paid by Principal Management Corporation to the sub-advisor of each of the Accounts, some of which are affiliates of the Manager. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is .25% of aggregate net assets up to the first $1 billion and .20% of aggregate net assets over $1 billion. The annual rates used in this calculation for each of the other Accounts are as follows:

		Net Assets of Accounts (in millions)
	First $100	Next $100	Next $100	Next $100	Thereafter
Equity Income Account	.60%	.55%	.50%	.45%	.40%
MidCap Account	.65	.60	.55	.50	.45
Money Market Account	.50	.45	.40	.35	.30
Real Estate Securities Account	.90	.85	.80	.75	.70
SmallCap Blend Account	.85	.80	.75	.70	.65

		Net Assets of Accounts (in millions)
	First $250	Next $250	Next $250	Next $250	Thereafter
Diversified International Account	.85%	.80%	.75%	.70%	.65%

	Net Assets of Account (in millions)
	First $200	Next $300	Over $500
Short-Term Income Account	.50%	.45%	.40%

	Net Assets of Account (in millions)
	First $500	Over $500
Principal Capital Appreciation Account	.625%	.50%

		Net Assets of Account
	First $500	Next $500	Next $1	Next $1	Over $3
	million	million	billion	billion	billion
LargeCap Growth Account	.68%	.63%	.61%	.56%	.51%

Net Assets of Accounts (in billions)

	First $2	Over $2
Government & High Quality Bond Account	.50%	.45%
Income Account	.50	.45

The Manager has contractually agreed to reduce Short-Term Income Account’s expenses by .01% through the period ended April 30, 2016.

In addition, the Manager has voluntarily agreed to limit Money Market Account’s expenses to the extent necessary to maintain a 0% yield. The voluntary limit may be terminated at any time.

Distribution and Shareholder Servicing Fees. Class 2 shares of the Accounts bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to Class 2 shares of each of the Accounts. Distribution fees are paid to Principal Funds Distributor, Inc., the principal distributor of the Accounts. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rate for Class 2 shares is .25%.

Effective June 9, 2015, Principal Funds Distributor, Inc. has contractually agreed to limit Money Market Account’s distribution fees attributable to Class 2 shares through April 30, 2016. The limit will maintain the level of distribution fees not to exceed 0% for Class 2 shares. Prior to June 9, 2015, the expense limit was voluntary.

33

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2015 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

Affiliated Ownership. At June 30, 2015, Principal Life Insurance Company (an affiliate of the Manager) and/or one or more separate accounts sponsored by Principal Life Insurance Company owned shares of the Accounts as follows (amounts in thousands):

	Class 1	Class 2
Diversified International Account	20,010	11
Equity Income Account	12,502	35
Government & High Quality Bond Account	16,404	90
Income Account	5	—
LargeCap Growth Account	4,344	13
MidCap Account	8,996	—
Money Market Account	267,071	1,657
Principal Capital Appreciation Account	6,341	25
Real Estate Securities Account	7,147	58
SAM Balanced Portfolio	43,791	152
SAM Conservative Balanced Portfolio	15,530	174
SAM Conservative Growth Portfolio	8,404	249
SAM Flexible Income Portfolio	15,104	236
SAM Strategic Growth Portfolio	6,129	88
Short-Term Income Account	58,116	321
SmallCap Blend Account	15,056	40

6. Investment Transactions

For the period ended June 30, 2015, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments) by the Accounts were as follows (amounts shown in thousands):

	Purchases	Sales
Diversified International Account	$95,284	$146,093
Equity Income Account	30,309	52,905
Government & High Quality Bond Account	37,532	37,133
Income Account	16,893	24,662
LargeCap Growth Account	32,047	36,331
MidCap Account	88,750	129,348
Principal Capital Appreciation Account	8,771	12,483
Real Estate Securities Account	19,045	22,547
SAM Balanced Portfolio	68,047	113,003
SAM Conservative Balanced Portfolio	16,364	20,995
SAM Conservative Growth Portfolio	39,168	38,511
SAM Flexible Income Portfolio	17,741	19,912
SAM Strategic Growth Portfolio	53,184	48,804
Short-Term Income Account	85,462	92,214
SmallCap Blend Account	57,655	59,392

For the period ended June 30, 2015, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Accounts were as follows (amounts shown in thousands):

	Purchases	Sales
Government & High Quality Bond Account $	9,345	$10,930
Income Account	6,446	9
Short-Term Income Account	—	3,998

34

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2015 (unaudited)

7. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended June 30, 2015 and December 31, 2014 were as follows (amounts in thousands):

			Long-Term
	Ordinary Income		Capital Gain
	2015	2014	2015	2014*
Diversified International Account	$—	$10,568	$—	$—
Equity Income Account	—	15,602	—	—
Government & High Quality Bond Account	—	12,602	—	—
Income Account	—	12,657	—	—
LargeCap Growth Account	—	666	—	—
MidCap Account	—	3,262	—	57,283
Principal Capital Appreciation Account	—	2,271	—	5,052
Real Estate Securities Account	—	2,399	—	—
SAM Balanced Portfolio	—	29,328	—	130,737
SAM Conservative Balanced Portfolio	—	7,045	—	18,925
SAM Conservative Growth Portfolio	—	5,041	—	35,293
SAM Flexible Income Portfolio	—	9,416	—	12,090
SAM Strategic Growth Portfolio	—	4,097	—	35,588
Short-Term Income Account	—	4,274	—	—
SmallCap Blend Account	—	224	—	1,866

*The Accounts designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(C).

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

35

NOTES TO FINANCIAL STATEMENTS

PRINCIPAL VARIABLE CONTRACTS FUNDS,INC. June 30, 2015 (unaudited)

7. Federal Tax Information (Continued)

Distributable Earnings. As of December 31, 2014, the components of distributable earnings on a federal tax basis were as follows (amounts in thousands):

						Total
	Undistributed	Undistributed		Net Unrealized	Other	Accumulated
	Ordinary	Long-Term	Accumulated	Appreciation	Temporary	Earnings
	Income	Capital Gains	Capital Loss	(Depreciation)	Differences*	(Deficit)
Diversified International Account	$7,418	$—	$(110,806)	$56,076	$—	$(47,312)
Equity Income Account	15,921	—	(5,257)	245,356	—	256,020
Government & High Quality Bond Account	9,985	404	(22,657)	3,618	(69)	(8,719)
Income Account	11,813	—	(3,382)	14,389	(238)	22,582
LargeCap Growth Account	172	—	(17,319)	26,684	—	9,537
MidCap Account	4,110	70,879	—	263,243	—	338,232
Money Market Account	—	—	(10)	—	—	(10)
Principal Capital Appreciation Account	492	2,910	—	22,080	—	25,482
Real Estate Securities Account	2,494	4,828	—	54,690	—	62,012
SAM Balanced Portfolio	26,866	64,634	—	120,603	—	212,103
SAM Conservative Balanced Portfolio	7,192	10,037	—	19,834	—	37,063
SAM Conservative Growth Portfolio	6,857	19,168	—	35,098	—	61,123
SAM Flexible Income Portfolio	8,696	5,224	—	20,145	—	34,065
SAM Strategic Growth Portfolio	5,458	17,640	—	22,692	—	45,790
Short-Term Income Account	4,456	—	(16,745)	567	(48)	(11,770)
SmallCap Blend Account	474	6,648	—	14,675	—	21,797

*Represents book-to-tax accounting differences.

Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of an account. At December 31, 2014, the following Accounts had approximate net capital loss carryforwards as follows (amounts in thousands):

	Net Capital Loss Carryforward Expiring In:
	2016	2017		2018	Total
Diversified International Account	$11,343	$99,463	$	— $	110,806
Equity Income Account	—	5,257		—	5,257
Government & High Quality Bond Account	18,770	3,887		—	22,657
Income Account	—	1,798		1,584	3,382
LargeCap Growth Account	—	17,319		—	17,319
Money Market Account	6	4		—	10
Short-Term Income Account	8,447	8,298		—	16,745

Capital losses generated in taxable years beginning after the enactment date of the Regulated Investment Company Modernization Act of 2010, December 22, 2010, will be carried forward with no expiration and with the character of the loss retained. These capital losses must be fully utilized before the pre-enactment capital loss carryforwards listed in the table above.

36

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2015 (unaudited)

7. Federal Tax Information (Continued)

As of December 31, 2014, the following Accounts utilized capital loss carryforwards as follows (amounts in thousands):

Utilized
Diversified International Account	$30,520
Equity Income Account	48,994
Government & High Quality Bond Account	756
Income Account	1,382
LargeCap Growth Account	9,406
Real Estate Securities Account	786
Short-Term Income Account	1,530

Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the Account’s taxable year subsequent to October 31. For the taxable year ended December 31, 2014, the Accounts do not plan to defer any late-year losses.

Reclassification of Capital Accounts. The Accounts may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Accounts. The reclassifications are a result of permanent differences between GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Accounts’ distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2014, the Accounts recorded reclassifications as follows (amounts in thousands):

	Accumulated	Accumulated
	Undistributed Net	Net Realized
	Investment Income	Gain on Investments	Paid in Capital
Diversified International Account	$1,047	$(1,047)	$—
Equity Income Account	(2,048)	2,049	(1)
Government & High Quality Bond Account	1,198	(1,198)	—
Income Account	647	(647)	—
MidCap Account	1,600	(1,599)	(1)
Principal Capital Appreciation Account	—	(113)	113
SmallCap Blend Account	(3)	3	—

37

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2015 (unaudited)

7. Federal Tax Information (Continued)

Federal Income Tax Basis. At June 30, 2015, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Accounts were as follows (amounts in thousands):

	Unrealized	Unrealized	Net Unrealized	Cost for Federal
	Appreciation	(Depreciation)	Appreciation (Depreciation)	Income Tax Purposes
Diversified International Account	$75,664	$(16,404)	$59,260	$337,992
Equity Income Account	232,026	(15,358)	216,668	371,189
Government & High Quality Bond Account	6,453	(5,512)	941	301,735
Income Account	13,279	(3,255)	10,024	266,139
LargeCap Growth Account	31,290	(1,114)	30,176	95,229
MidCap Account	246,115	(7,407)	238,708	448,924
Money Market Account	—	—	—	271,058
Principal Capital Appreciation Account	37,764	(4,458)	33,306	142,183
Real Estate Securities Account	39,791	(2,015)	37,776	113,864
SAM Balanced Portfolio	130,836	(2,773)	128,063	769,159
SAM Conservative Balanced Portfolio	22,576	(680)	21,896	199,715
SAM Conservative Growth Portfolio	41,622	(1,267)	40,355	267,793
SAM Flexible Income Portfolio	20,772	(770)	20,002	214,319
SAM Strategic Growth Portfolio	28,614	(1,800)	26,814	217,934
Short-Term Income Account	1,841	(1,139)	702	253,608
SmallCap Blend Account	27,018	(9,470)	17,548	220,735

8. Subsequent Events

Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

38

Schedule of Investments
Diversified International Account
June 30, 2015 (unaudited)

COMMON STOCKS - 99.15%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.36%			Commercial Services - 0.83%
WPP PLC	64,253	$1,442	Ashtead Group PLC	113,202	$1,951
			TAL Education Group ADR (b)	38,525	1,360
					$3,311
Aerospace & Defense - 1.19%
Kawasaki Heavy Industries Ltd	373,000	1,738	Computers - 1.13%
Safran SA	28,650	1,947	CGI Group Inc (b)	31,842	1,245
Thales SA	17,621	1,065	TDK Corp	42,300	3,239
		$4,750			$4,484

Agriculture - 0.41%			Diversified Financial Services - 2.00%
KT&G Corp	19,144	1,627	Intermediate Capital Group PLC	105,121	908
			Macquarie Group Ltd	61,369	3,845
			ORIX Corp	162,780	2,417
Airlines - 1.00%			Paragon Group of Cos PLC/The	122,944	800
easyJet PLC	42,148	1,024
Ryanair Holdings PLC ADR	41,414	2,955			$7,970
		$3,979	Electric - 2.58%
			Enel SpA	599,001	2,715
Automobile Manufacturers - 3.94%			Iberdrola SA	453,576	3,062
Daimler AG	39,626	3,610	Korea Electric Power Corp	55,280	2,260
Maruti Suzuki India Ltd (a)	26,111	1,716
Renault SA	28,493	2,987	Tenaga Nasional BHD	668,400	2,239
Toyota Motor Corp	110,800	7,415			$10,276
		$15,728	Electrical Components & Equipment - 0.37%
			Mabuchi Motor Co Ltd	23,600	1,493
Automobile Parts & Equipment - 1.99%
Bridgestone Corp	62,200	2,299
Continental AG	8,351	1,977	Electronics - 3.94%
Valeo SA	23,182	3,667	Alps Electric Co Ltd	103,700	3,198
		$7,943	Hon Hai Precision Industry Co Ltd	921,044	2,894
			Hoya Corp	73,500	2,944
Banks - 13.06%			Murata Manufacturing Co Ltd	17,800	3,106
Axis Bank Ltd	246,122	2,158	Omron Corp	65,100	2,828
Bank of Kyoto Ltd/The	80,000	920	SCREEN Holdings Co Ltd	116,000	730
Bank of Montreal	39,800	2,358			$15,700
China Construction Bank Corp	1,676,000	1,529
Commonwealth Bank of Australia	53,828	3,530	Engineering & Construction - 1.43%
Danske Bank A/S	84,791	2,493	Acciona SA	12,023	911
DBS Group Holdings Ltd	130,800	2,007	Lend Lease Group	127,196	1,471
DNB ASA	148,523	2,473	Promotora y Operadora de Infraestructura	75,600	809
ICICI Bank Ltd ADR	208,150	2,169	SAB de CV (b)
KBC Groep NV	23,677	1,587	Skanska AB	53,263	1,079
Mediobanca SpA	176,759	1,733	Vinci SA	24,539	1,424
Mitsubishi UFJ Financial Group Inc	613,500	4,414			$5,694
Mizuho Financial Group Inc	1,034,200	2,238
Natixis SA	466,418	3,366	Food - 2.69%
Nordea Bank AB	245,236	3,059	Delhaize Group	20,945	1,704
Oversea-Chinese Banking Corp Ltd	215,200	1,625	Ezaki Glico Co Ltd	17,700	879
Royal Bank of Canada	75,950	4,645	Greencore Group PLC	204,707	1,011
Sumitomo Mitsui Financial Group Inc	56,600	2,520	Gruma SAB de CV	98,900	1,276
Svenska Handelsbanken AB	109,674	1,601	JBS SA	178,600	940
Toronto-Dominion Bank/The	104,942	4,456	Nestle SA	68,196	4,921
Yes Bank Ltd	89,086	1,179			$10,731
		$52,060	Forest Products & Paper - 1.08%
Beverages - 1.40%			Mondi PLC	80,522	1,733
Anheuser-Busch InBev NV	43,069	5,183	Smurfit Kappa Group PLC	28,158	776
Carlsberg A/S	4,460	404	Stora Enso OYJ	174,166	1,795
		$5,587			$4,304
Biotechnology - 0.60%			Gas - 0.80%
CSL Ltd	20,168	1,345	Gas Natural SDG SA	79,131	1,797
Genmab A/S (b)	12,074	1,049	Keyera Corp	41,400	1,382
		$2,394			$3,179
Building Materials - 0.78%			Hand & Machine Tools - 0.31%
CRH PLC	68,136	1,921	Fuji Electric Co Ltd	287,000	1,234
Kingspan Group PLC	48,607	1,174
		$3,095	Healthcare - Products - 0.52%
			Coloplast A/S	31,488	2,065
Chemicals - 1.83%
Evonik Industries AG	23,470	896
Givaudan SA (b)	872	1,510	Healthcare - Services - 0.98%
Lonza Group AG (b)	12,080	1,614	Fresenius SE & Co KGaA	29,636	1,903
Potash Corp of Saskatchewan Inc	56,600	1,753	Netcare Ltd	254,135	800
Yara International ASA	29,479	1,536	Ramsay Health Care Ltd	25,535	1,209
		$7,309			$3,912

See accompanying notes.

39

Schedule of Investments
Diversified International Account
June 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Home Builders - 2.76%			Oil & Gas (continued)
Barratt Developments PLC	293,267	$2,829	Statoil ASA	96,185	$1,720
Persimmon PLC (b)	80,681	2,503	Suncor Energy Inc	80,566	2,219
Sekisui House Ltd	129,300	2,053	TOTAL SA	40,625	1,993
Taylor Wimpey PLC	1,242,626	3,624			$15,866
		$11,009
			Pharmaceuticals - 8.57%
Home Furnishings - 0.71%			Actelion Ltd (b)	10,329	1,513
Howden Joinery Group PLC	198,741	1,613	Bayer AG	31,725	4,443
Steinhoff International Holdings Ltd	193,316	1,224	BTG PLC (b)	117,747	1,161
		$2,837	Novartis AG	83,871	8,250
			Novo Nordisk A/S	104,045	5,709
Insurance - 5.62%			Roche Holding AG	28,874	8,096
BB Seguridade Participacoes SA	220,100	2,424	Shire PLC	62,441	5,017
Direct Line Insurance Group PLC	575,220	3,036			$34,189
Fairfax Financial Holdings Ltd	2,746	1,354
Hannover Rueck SE	36,832	3,565	Pipelines - 0.53%
Legal & General Group PLC	586,498	2,293	TransCanada Corp	52,100	2,117
PICC Property & Casualty Co Ltd	450,000	1,025
Prudential PLC	117,550	2,833
Sampo Oyj	37,828	1,783	Private Equity - 0.51%
Sanlam Ltd	244,321	1,330	3i Group PLC	251,278	2,039
Tokio Marine Holdings Inc	66,200	2,753
		$22,396	Real Estate - 2.84%
			Brookfield Asset Management Inc	168,328	5,881
Internet - 1.07%			Cheung Kong Property Holdings Ltd (b)	241,500	2,003
Tencent Holdings Ltd	139,900	2,797	Deutsche Annington Immobilien SE	40,237	1,136
Vipshop Holdings Ltd ADR (b)	65,420	1,456
			Deutsche Wohnen AG	61,316	1,406
		$4,253	Wheelock & Co Ltd	178,000	908
Investment Companies - 1.81%					$11,334
CK Hutchison Holdings Ltd	263,000	3,866	REITS - 0.56%
Investor AB	89,703	3,345	Mirvac Group	858,204	1,223
		$7,211	Segro PLC	160,978	1,025
Iron & Steel - 0.80%					$2,248
APERAM SA (b)	27,882	1,129
			Retail - 5.34%
JFE Holdings Inc	93,600	2,074	Alimentation Couche-Tard Inc	152,252	6,513
		$3,203	Dollarama Inc	72,300	4,382
Leisure Products & Services - 0.31%			Mr Price Group Ltd	66,140	1,362
Yamaha Motor Co Ltd	55,600	1,215	Next PLC	17,766	2,079
			Pandora A/S	44,498	4,775
			Travis Perkins PLC	21,413	709
Machinery - Construction & Mining - 0.96%			Wal-Mart de Mexico SAB de CV	607,900	1,485
Mitsubishi Electric Corp	296,000	3,822			$21,305

			Semiconductors - 2.41%
Machinery - Diversified - 0.38%			ams AG	32,674	1,429
Sumitomo Heavy Industries Ltd	263,000	1,532	ARM Holdings PLC	123,030	2,013
			Dialog Semiconductor PLC (b)	44,010	2,380
Media - 1.57%			Taiwan Semiconductor Manufacturing Co Ltd	835,140	3,799
ITV PLC	1,105,447	4,574			$9,621
Mediaset Espana Comunicacion SA	63,699	836
Numericable-SFR SAS (b)	15,639	832	Software - 0.96%
			HCL Technologies Ltd	171,611	2,477
		$6,242	UBISOFT Entertainment (b)	74,807	1,338
Metal Fabrication & Hardware - 0.42%					$3,815
SKF AB	73,861	1,685
			Telecommunications - 7.74%
			Bharti Infratel Ltd	161,425	1,132
Mining - 1.02%			BT Group PLC	582,985	4,128
BHP Billiton Ltd	88,162	1,798	China Mobile Ltd	246,000	3,147
BHP Billiton PLC	70,611	1,388	China Telecom Corp Ltd	3,672,000	2,151
South32 Ltd (b)	555,217	767	Deutsche Telekom AG	218,148	3,761
South32 Ltd (b)	70,611	96	Hellenic Telecommunications Organization	87,811	700
		$4,049	SA (a)
			KDDI Corp	117,900	2,845
Miscellaneous Manufacturing - 1.47%			MTN Group Ltd	90,661	1,703
FUJIFILM Holdings Corp	81,500	2,909	Nippon Telegraph & Telephone Corp	82,200	2,977
Largan Precision Co Ltd	26,000	2,968	Orange SA	195,320	3,019
		$5,877	Proximus	63,906	2,261
Oil & Gas - 3.98%			SK Telecom Co Ltd	10,387	2,324
Caltex Australia Ltd	56,119	1,377	Telekom Malaysia Bhd	408,900	707
Canadian Natural Resources Ltd	81,000	2,200			$30,855
PetroChina Co Ltd	1,652,000	1,840	Transportation - 1.59%
Royal Dutch Shell PLC - A Shares	59,625	1,686	Canadian National Railway Co	68,676	3,962
Royal Dutch Shell PLC - B Shares	99,440	2,831

See accompanying notes.

40

		Schedule of Investments
		Diversified International Account
		June 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)
Transportation (continued)
Canadian Pacific Railway Ltd	9,268	$1,484
Euronav NV	60,357	894
		$6,340
TOTAL COMMON STOCKS		$395,327
INVESTMENT COMPANIES - 0.48%	Shares Held	Value (000	's)
Publicly Traded Investment Fund - 0.48%
BlackRock Liquidity Funds FedFund Portfolio	1,924,599	1,925

TOTAL INVESTMENT COMPANIES		$1,925
Total Investments		$397,252
Other Assets in Excess of Liabilities, Net - 0.37%		$1,495
TOTAL NET ASSETS - 100.00%		$398,747

(a)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $2,416 or 0.61% of net assets.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Country	Percent
Japan	16.49%
Canada	11.54%
United Kingdom	10.68%
Switzerland	6.49%
Germany	6.26%
France	5.44%
Australia	4.53%
Denmark	4.14%
Ireland	3.22%
China	3.05%
Belgium	2.93%
India	2.71%
Sweden	2.70%
Hong Kong	2.49%
Taiwan, Province Of China	2.42%
South Africa	2.05%
Spain	1.66%
Korea, Republic Of	1.56%
Norway	1.44%
Netherlands	1.13%
Italy	1.11%
Singapore	0.91%
Finland	0.90%
Mexico	0.89%
Brazil	0.85%
Malaysia	0.74%
United States	0.48%
Austria	0.36%
Luxembourg	0.28%
Greece	0.18%
Other Assets in Excess of Liabilities, Net	0.37%
TOTAL NET ASSETS	100.00%

See accompanying notes.

41

Schedule of Investments
Equity Income Account
June 30, 2015 (unaudited)

COMMON STOCKS - 97.91%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 2.25%			Gas - 1.10%
Lockheed Martin Corp	36,597	$6,804	Sempra Energy	65,455	$6,476
Raytheon Co	68,011	6,507
		$13,311	Healthcare - Products - 2.01%
Apparel - 1.44%			Becton Dickinson and Co	30,371	4,302
VF Corp	122,191	8,522	Medtronic PLC	102,126	7,568
					$11,870

Automobile Manufacturers - 1.31%			Insurance - 6.17%
PACCAR Inc	121,331	7,742	ACE Ltd	111,628	11,350
			Allstate Corp/The	82,054	5,323
			Chubb Corp/The	42,399	4,034
Automobile Parts & Equipment - 2.54%			MetLife Inc	246,544	13,804
Autoliv Inc	65,691	7,669	Swiss Re AG ADR	87,960	1,955
Johnson Controls Inc	148,184	7,340			$36,466
		$15,009
			Machinery - Diversified - 2.43%
Banks - 9.81%			Deere & Co	147,615	14,326
Australia & New Zealand Banking Group Ltd	65,409	1,619
ADR
Bank of Nova Scotia/The	97,288	5,023	Media - 0.40%
Grupo Financiero Santander Mexico SAB de	172,851	1,582	Walt Disney Co/The	20,725	2,366
CV ADR
JP Morgan Chase & Co	209,197	14,175	Mining - 0.87%
M&T Bank Corp	42,062	5,255	BHP Billiton Ltd ADR	117,712	4,792
PNC Financial Services Group Inc/The	120,221	11,499	South32 Ltd ADR (a)	46,752	314
US Bancorp/MN	192,628	8,360			$5,106
Wells Fargo & Co	185,279	10,420
		$57,933	Miscellaneous Manufacturing - 2.05%
			3M Co	21,396	3,301
Beverages - 0.69%			Parker-Hannifin Corp	75,603	8,795
Coca-Cola Co/The	103,965	4,078			$12,096

			Oil & Gas - 10.13%
Chemicals - 1.49%			Chevron Corp	68,995	6,656
Air Products & Chemicals Inc	25,783	3,528	Cimarex Energy Co	38,380	4,234
EI du Pont de Nemours & Co	82,799	5,295	Crescent Point Energy Corp	292,022	5,992
		$8,823	Exxon Mobil Corp	93,419	7,772
Computers - 4.35%			Marathon Oil Corp	206,592	5,483
Accenture PLC - Class A	13,380	1,295	Marathon Petroleum Corp	213,134	11,149
Apple Inc	123,529	15,494	Occidental Petroleum Corp	130,764	10,170
EMC Corp/MA	234,058	6,177	Royal Dutch Shell PLC - B shares ADR	146,200	8,385
International Business Machines Corp	16,885	2,746			$59,841
		$25,712	Pharmaceuticals - 11.22%
Distribution & Wholesale - 0.77%			Abbott Laboratories	207,732	10,196
Genuine Parts Co	50,956	4,562	AbbVie Inc	28,592	1,921
			GlaxoSmithKline PLC ADR	46,520	1,938
			Johnson & Johnson	62,682	6,109
Diversified Financial Services - 5.75%			Merck & Co Inc	199,529	11,359
BlackRock Inc	31,953	11,055	Novartis AG ADR	69,023	6,788
Discover Financial Services	172,757	9,954	Pfizer Inc	313,894	10,525
FNF Group	349,852	12,941	Roche Holding AG ADR	267,333	9,375
		$33,950	Teva Pharmaceutical Industries Ltd ADR	136,370	8,059
Electric - 4.49%					$66,270
Eversource Energy	144,553	6,564	Pipelines - 2.99%
NextEra Energy Inc	56,748	5,563	Enterprise Products Partners LP	228,369	6,826
WEC Energy Group Inc	144,063	6,479	Kinder Morgan Inc/DE	282,220	10,834
Xcel Energy Inc	246,499	7,932			$17,660
		$26,538
			Private Equity - 1.48%
Electrical Components & Equipment - 0.47%			KKR & Co LP	382,254	8,734
Emerson Electric Co	50,462	2,797

			REITS - 3.94%
Electronics - 1.23%			American Capital Agency Corp	280,598	5,155
Garmin Ltd	59,172	2,600	Annaly Capital Management Inc	616,906	5,669
Honeywell International Inc	45,633	4,653	Digital Realty Trust Inc	186,969	12,467
		$7,253			$23,291
Food - 2.34%			Retail - 2.16%
Kraft Foods Group Inc	49,725	4,234	Costco Wholesale Corp	26,205	3,539
Kroger Co/The	132,150	9,582	Starbucks Corp	127,920	6,859
		$13,816	Tiffany & Co	25,821	2,370
					$12,768

See accompanying notes.

42

			Schedule of Investments
			Equity Income Account
			June 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)

Semiconductors - 4.86%
Applied Materials Inc	376,494		$7,236
Maxim Integrated Products Inc	155,842		5,388
Microchip Technology Inc	199,524		9,463
Taiwan Semiconductor Manufacturing Co Ltd	291,715		6,625
ADR
			$28,712

Software - 0.87%
Microsoft Corp	116,029		5,123

Telecommunications - 2.29%
BCE Inc	184,387		7,837
Verizon Communications Inc	121,607		5,668
			$13,505

Toys, Games & Hobbies - 1.98%
Hasbro Inc	156,030		11,669

Transportation - 2.03%
Norfolk Southern Corp	51,678		4,515
Union Pacific Corp	43,895		4,186
United Parcel Service Inc	33,747		3,270
			$11,971
TOTAL COMMON STOCKS			$578,296
INVESTMENT COMPANIES - 1.62%	Shares Held	Value (000	's)

Publicly Traded Investment Fund - 1.62%
BlackRock Liquidity Funds FedFund Portfolio	9,560,927		9,561

TOTAL INVESTMENT COMPANIES			$9,561
Total Investments			$587,857
Other Assets in Excess of Liabilities, Net - 0.47%			$2,763
TOTAL NET ASSETS - 100.00%			$590,620

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector			Percent
Financial			27.15%
Consumer, Non-cyclical			16.26%
Energy			13.12%
Industrial			10.46%
Consumer, Cyclical			10.20%
Technology			10.08%
Utilities			5.59%
Communications			2.69%
Basic Materials			2.36%
Exchange Traded Funds			1.62%
Other Assets in Excess of Liabilities, Net			0.47%
TOTAL NET ASSETS			100.00%

See accompanying notes.

43

Schedule of Investments
Government & High Quality Bond Account
June 30, 2015 (unaudited)

INVESTMENT COMPANIES - 0.80%	Shares Held Value (000's)			Principal
			BONDS (continued)	Amount (000's) Value (000's)
Publicly Traded Investment Fund - 0.80%
BlackRock Liquidity Funds FedFund Portfolio	2,427,094	$2,428	Mortgage Backed Securities (continued)
			Ginnie Mae (continued)
TOTAL INVESTMENT COMPANIES		$2,428	0.97%, 02/16/2055 (a)	$25,787	$1,223
			0.98%, 09/16/2053 (a)	14,036	941
	Principal		1.01%, 10/16/2056 (a)	6,987	628
BONDS - 31.87%	Amount (000's)	Value (000's)	1.06%, 09/16/2053 (a)	12,469	597
Home Equity Asset Backed Securities - 1.58%			1.29%, 03/16/2049 (a)	32,402	2,098
ACE Securities Corp Mortgage Loan Trust			2.27%, 03/16/2046 (a)	1,624	1,617
Series 2007-D1			2.30%, 08/16/2041	1,912	1,951
6.34%, 02/25/2038 (a),(b)	$3,300	$3,203	3.00%, 09/16/2049	350	321
6.93%, 02/25/2038 (b)	1,612	1,606	3.48%, 07/16/2045 (a)	1,877	1,952
		$4,809	3.50%, 12/20/2034 (a)	6,795	469
			3.50%, 05/20/2039	466	486
Mortgage Backed Securities - 30.04%			3.50%, 05/20/2043 (a)	7,590	1,513
CFCRE Commercial Mortgage Trust 2011-
C1			3.50%, 04/16/2044	605	588
5.72%, 04/15/2044 (a),(b)	1,000	1,104	GS Mortgage Securities Trust 2011-GC5
			5.47%, 08/10/2044 (a),(b)	900	930
Citigroup Mortgage Loan Trust 2009-11
1.53%, 10/25/2035(a),(b)	133	133	JP Morgan Chase Commercial Mortgage
Citigroup Mortgage Loan Trust 2010-10			Securities Trust 2011-C5
2.44%, 02/25/2036 (a),(b)	1,400	1,365	5.50%, 08/15/2046 (a),(b)	2,000	2,257
Citigroup Mortgage Loan Trust 2010-9			JP Morgan Chase Commercial Mortgage
4.25%, 01/25/2036 (b)	1,877	1,919	Securities Trust 2013-C10
			3.37%, 12/15/2047 (a)	1,200	1,209
COMM 2014-UBS4 Mortgage Trust
4.78%, 08/10/2047 (a)	1,000	975	JP Morgan Chase Commercial Mortgage
Fannie Mae Grantor Trust 2005-T1			Securities Trust 2013-C16
0.53%, 05/25/2035 (a)	450	440	5.11%, 12/15/2046 (a)	1,800	1,964
Fannie Mae REMICS			JP Morgan Mortgage Trust 2013-1
2.00%, 02/25/2040 (a)	1,658	1,639	3.00%, 03/25/2043 (b)	1,716	1,671
2.50%, 11/25/2041	1,203	1,202	JPMBB Commercial Mortgage Securities
3.00%, 04/25/2045	1,008	897	Trust 2014-C25
3.50%, 01/25/2028 (a)	5,716	698	4.60%, 11/15/2047 (a)	1,000	1,001
3.50%, 01/25/2040 (a)	6,408	1,057	New Residential Mortgage Loan Trust 2014-
3.50%, 11/25/2042 (a)	6,633	1,451	1
			5.00%, 01/25/2054 (a),(b)	1,896	2,025
4.00%, 12/25/2039	3,423	457
4.00%, 11/25/2042 (a)	3,428	902	New Residential Mortgage Loan Trust 2014-
7.00%, 04/25/2032	263	302	3
			4.75%, 11/25/2054 (a),(b)	1,345	1,403
8.70%, 12/25/2019	3	3
Freddie Mac REMICS			Sequoia Mortgage Trust
1.50%, 04/15/2028	2,291	2,254	2.50%, 11/25/2042	1,886	1,798
2.50%, 11/15/2028 (a)	7,513	684	Sequoia Mortgage Trust 2013-2
			3.66%, 02/25/2043 (a)	861	871
2.50%, 11/15/2032	1,757	1,720
2.50%, 01/15/2043 (a)	4,346	725	Springleaf Mortgage Loan Trust 2013-3
			3.79%, 09/25/2057 (a),(b)	1,000	1,006
2.50%, 02/15/2043	1,664	1,629
3.00%, 11/15/2030 (a)	5,608	534	Structured Asset Sec Corp Mort Pass Through
3.00%, 05/15/2033	2,700	2,630	Certs Series 2004-3
3.00%, 06/15/2033 (a)	9,729	932	5.67%, 03/25/2034 (a)	708	738
3.00%, 06/15/2040	934	957	WFRBS Commercial Mortgage Trust 2013-
3.50%, 08/15/2040 (a)	6,024	916	C14
			4.13%, 06/15/2046 (a),(b)	1,000	923
4.00%, 05/15/2039	4,200	4,384
4.00%, 10/15/2040	3,000	3,122	WFRBS Commercial Mortgage Trust 2014-
4.50%, 05/15/2037 (a)	1,110	1,168	C23
			4.52%, 10/15/2057 (a)	1,000	1,040
Freddie Mac Strips
1.86%, 10/15/2037(a)	21,053	1,574	WFRBS Commercial Mortgage Trust 2014-
1.89%, 02/15/2038 (a)	17,734	1,361	LC14
3.00%, 12/15/2032 (a)	10,352	1,439	4.34%, 03/15/2047 (a)	2,450	2,440
Ginnie Mae					$91,327
0.23%, 04/16/2053 (a)	10,780	315	Other Asset Backed Securities - 0.25%
0.53%, 01/16/2054 (a)	20,561	1,036	Chase Funding Trust Series 2004-1
0.68%, 05/16/2053 (a)	12,193	734	0.65%, 12/25/2033 (a)	98	91
0.70%, 03/16/2049 (a)	8,555	383	TAL Advantage V LLC
0.71%, 04/16/2047 (a)	16,286	927	3.33%, 05/20/2039 (a),(b)	651	655
0.74%, 11/16/2045 (a)	26,368	1,491			$746
0.77%, 12/16/2053 (a)	15,661	925
0.78%, 02/16/2053 (a)	22,406	1,334	TOTAL BONDS		$96,882
0.79%, 04/16/2053 (a)	7,528	412	U.S. GOVERNMENT & GOVERNMENT	Principal
0.86%, 11/16/2052 (a)	17,845	1,221	AGENCY OBLIGATIONS - 66.90%	Amount (000's) Value (000's)
0.86%, 10/16/2054 (a)	14,929	777	Federal Home Loan Mortgage Corporation (FHLMC) -
0.88%, 02/16/2053 (a)	15,264	1,049	15.15%
0.88%, 02/16/2053 (a)	21,535	1,568	2.00%, 02/01/2028	$1,971	$1,961
0.89%, 03/16/2052 (a)	8,539	661	2.00%, 03/01/2028	503	500
			2.35%, 09/01/2032 (a)	28	29
0.94%, 01/16/2053 (a)	9,557	725
0.96%, 02/16/2046 (a)	13,372	864	2.50%, 09/01/2027	726	741
0.96%, 01/16/2057 (a)	8,075	672	2.50%, 02/01/2028	1,442	1,474

See accompanying notes.

44

Schedule of Investments
Government & High Quality Bond Account
June 30, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC)			Federal Home Loan Mortgage Corporation (FHLMC)
(continued)			(continued)
2.50%, 03/01/2030	$969	$981	6.50%, 09/01/2028	$10	$12
3.00%, 02/01/2027	564	585	6.50%, 10/01/2028	38	44
3.00%, 08/01/2042	1,197	1,192	6.50%, 11/01/2028	8	9
3.00%, 10/01/2042	837	834	6.50%, 12/01/2028	18	21
3.00%, 10/01/2042	1,528	1,524	6.50%, 03/01/2029	8	9
3.00%, 10/01/2042	1,613	1,608	6.50%, 07/01/2031	69	79
3.00%, 05/01/2043	1,687	1,682	6.50%, 08/01/2031	6	7
3.50%, 02/01/2032	2,368	2,471	6.50%, 10/01/2031	9	10
3.50%, 04/01/2042	670	691	6.50%, 10/01/2031	19	22
3.50%, 04/01/2042	2,736	2,822	6.50%, 12/01/2031	34	39
3.50%, 05/01/2042	949	980	6.50%, 01/01/2032	117	139
3.50%, 07/01/2042	3,350	3,457	6.50%, 02/01/2032	30	35
3.50%, 09/01/2042	1,571	1,620	6.50%, 05/01/2032	74	86
3.50%, 10/01/2042	951	982	6.50%, 04/01/2035	11	12
3.50%, 02/01/2044	1,392	1,437	7.00%, 09/01/2023	13	14
4.00%, 12/01/2040	669	712	7.00%, 12/01/2023	6	7
4.00%, 07/01/2042	1,243	1,329	7.00%, 01/01/2024	7	8
4.00%, 01/01/2043	1,972	2,095	7.00%, 09/01/2027	8	9
4.00%, 06/01/2043	2,236	2,378	7.00%, 01/01/2028	64	72
4.50%, 08/01/2033	92	100	7.00%, 04/01/2028	36	43
4.50%, 07/01/2039	1,340	1,462	7.00%, 05/01/2028	5	6
4.50%, 12/01/2040	1,384	1,499	7.00%, 08/01/2028	12	12
4.50%, 05/01/2041	1,327	1,448	7.00%, 10/01/2031	15	17
4.50%, 11/01/2043	1,697	1,869	7.00%, 10/01/2031	22	26
5.00%, 10/01/2025	326	358	7.00%, 04/01/2032	107	129
5.00%, 02/01/2033	399	443	7.50%, 10/01/2030	17	21
5.00%, 06/01/2033	312	348	7.50%, 02/01/2031	12	14
5.00%, 05/01/2035	150	166	7.50%, 02/01/2031	7	8
5.00%, 07/01/2035	70	77	7.50%, 02/01/2031	15	19
5.00%, 07/01/2035	30	33	8.00%, 10/01/2030	29	34
5.00%, 07/01/2035	243	269	8.00%, 12/01/2030	2	2
5.00%, 10/01/2035	115	127	8.50%, 07/01/2029	33	37
5.50%, 04/01/2018	42	43			$46,045
5.50%, 03/01/2024	17	19
5.50%, 03/01/2033	276	311	Federal National Mortgage Association (FNMA) - 33.91%
5.50%, 04/01/2038	28	32	2.00%, 10/01/2027	1,854	1,842
5.50%, 05/01/2038	105	118	2.00%, 10/01/2027	728	724
			2.16%, 12/01/2032 (a)	49	51
6.00%, 04/01/2017	15	16	2.25%, 12/01/2033 (a)	219	234
6.00%, 04/01/2017	20	21	2.26%, 07/01/2034 (a)	72	77
6.00%, 05/01/2017	17	18
6.00%, 07/01/2017	11	11	2.50%, 05/01/2027	1,926	1,964
6.00%, 12/01/2023	9	10	2.50%, 06/01/2027	2,276	2,321
6.00%, 05/01/2031	24	27	2.50%, 06/01/2027	1,812	1,848
6.00%, 12/01/2031	30	34	2.50%, 05/01/2028	1,152	1,174
6.00%, 09/01/2032	31	35	2.50%, 07/01/2028	856	861
6.00%, 11/01/2033	77	89	3.00%, 05/01/2028	1,509	1,568
6.00%, 11/01/2033	85	96	3.00%, 05/01/2029	1,739	1,809
6.00%, 05/01/2034	414	464	3.00%, 10/01/2042	2,446	2,450
6.00%, 05/01/2034	220	251	3.00%, 11/01/2042	2,649	2,654
6.00%, 09/01/2034	122	139	3.00%, 11/01/2042	840	840
6.00%, 02/01/2035	117	134	3.00%, 02/01/2043	1,688	1,690
6.00%, 10/01/2036 (a)	127	145	3.00%, 02/01/2043	1,745	1,748
6.00%, 03/01/2037	96	110	3.00%, 04/01/2043	1,565	1,566
6.00%, 01/01/2038 (a)	60	67	3.00%, 04/01/2045	992	990
6.00%, 01/01/2038	193	220	3.50%, 02/01/2042	1,862	1,931
6.00%, 04/01/2038	97	110	3.50%, 09/01/2042	3,249	3,361
6.50%, 11/01/2016	5	5	3.50%, 11/01/2042	2,273	2,353
6.50%, 06/01/2017	25	26	3.50%, 12/01/2042	2,320	2,402
6.50%, 06/01/2018	6	6	3.50%, 02/01/2043	834	865
6.50%, 08/01/2021	5	6	3.50%, 11/01/2044	967	1,003
6.50%, 12/01/2021	36	42	3.50%, 03/01/2045	982	1,019
6.50%, 04/01/2022	41	47	3.50%, 03/01/2045	2,362	2,447
6.50%, 05/01/2022	28	32	4.00%, 01/01/2034	1,095	1,173
6.50%, 05/01/2023	20	21	4.00%, 11/01/2040	1,131	1,205
6.50%, 04/01/2024	8	9	4.00%, 12/01/2040	959	1,022
6.50%, 04/01/2026	6	7	4.00%, 01/01/2041	2,138	2,279
6.50%, 05/01/2026	4	5	4.00%, 02/01/2041	1,914	2,039
6.50%, 05/01/2026	6	7	4.00%, 02/01/2041	2,522	2,696
6.50%, 12/01/2027	7	8	4.00%, 03/01/2041	2,584	2,747
6.50%, 01/01/2028	9	10	4.00%, 04/01/2041	2,081	2,219
6.50%, 03/01/2028	6	6	4.00%, 11/01/2041	1,052	1,117
6.50%, 09/01/2028	2	2	4.00%, 02/01/2042	1,562	1,670

See accompanying notes.

45

Schedule of Investments
Government & High Quality Bond Account
June 30, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
4.00%, 04/01/2042	$1,193	$1,269	6.50%, 08/01/2025	$36	$39
4.00%, 08/01/2043	877	939	6.50%, 02/01/2026	9	10
4.00%, 10/01/2043	856	911	6.50%, 03/01/2026	2	3
4.00%, 10/01/2043	783	838	6.50%, 05/01/2026	6	6
4.00%, 08/01/2044	938	1,005	6.50%, 06/01/2026	4	4
4.00%, 10/01/2044	2,912	3,090	6.50%, 07/01/2028	12	14
4.50%, 12/01/2019	51	53	6.50%, 09/01/2028	20	23
4.50%, 01/01/2020	198	207	6.50%, 02/01/2029	5	5
4.50%, 08/01/2039	838	921	6.50%, 03/01/2029	11	13
4.50%, 09/01/2039	1,363	1,487	6.50%, 04/01/2029	5	6
4.50%, 03/01/2042	847	927	6.50%, 06/01/2031	11	12
4.50%, 09/01/2043	1,337	1,474	6.50%, 06/01/2031	12	14
4.50%, 09/01/2043	3,120	3,440	6.50%, 09/01/2031	18	21
4.50%, 10/01/2043	1,657	1,824	6.50%, 01/01/2032	4	5
4.50%, 11/01/2043	1,825	2,012	6.50%, 04/01/2032	75	86
4.50%, 05/01/2044	1,907	2,066	6.50%, 08/01/2032	23	27
4.50%, 09/01/2044	965	1,064	6.50%, 11/01/2032	34	38
5.00%, 01/01/2018	102	107	6.50%, 11/01/2032	37	40
5.00%, 11/01/2018	88	93	6.50%, 02/01/2033	50	57
5.00%, 05/01/2033	2,383	2,682	6.50%, 07/01/2034	149	175
5.00%, 05/01/2034	428	474	6.50%, 12/01/2036	91	104
5.00%, 04/01/2035	261	291	6.50%, 07/01/2037	63	74
5.00%, 04/01/2035	193	216	6.50%, 07/01/2037	47	56
5.00%, 07/01/2035	13	14	6.50%, 02/01/2038	47	56
5.00%, 02/01/2038	641	720	7.00%, 01/01/2027	4	4
5.00%, 03/01/2038	955	1,073	7.00%, 11/01/2027	8	9
5.00%, 02/01/2040	2,682	3,033	7.00%, 08/01/2028	31	36
5.00%, 06/01/2040	755	838	7.00%, 12/01/2028	24	28
5.00%, 07/01/2041	1,257	1,404	7.00%, 10/01/2029	33	37
5.00%, 07/01/2041	2,081	2,353	7.00%, 05/01/2031	5	5
5.50%, 08/01/2017	24	25	7.00%, 11/01/2031	58	62
5.50%, 12/01/2017	31	32	7.50%, 04/01/2022	1	2
5.50%, 01/01/2018	55	57	7.50%, 11/01/2029	15	17
5.50%, 07/01/2019	44	47	8.00%, 05/01/2027	28	30
5.50%, 08/01/2019	10	10	8.00%, 09/01/2027	12	12
5.50%, 08/01/2019	83	87	8.00%, 06/01/2030	4	5
5.50%, 08/01/2019	10	11	8.50%, 10/01/2027	34	35
5.50%, 08/01/2019	21	22	9.00%, 09/01/2030	9	11
5.50%, 08/01/2019	11	12			$103,091
5.50%, 08/01/2019	14	15	Government National Mortgage Association (GNMA) -
5.50%, 09/01/2019	59	62	7.99%
5.50%, 10/01/2019	22	23	3.00%, 04/15/2027	1,193	1,250
5.50%, 05/01/2024	76	85	3.00%, 11/15/2042	1,691	1,713
5.50%, 05/01/2033	36	40	3.00%, 12/15/2042	3,270	3,312
5.50%, 06/01/2033	147	165	3.00%, 02/15/2043	2,486	2,529
5.50%, 06/01/2033	125	141	3.50%, 12/20/2041	1,793	1,866
5.50%, 09/01/2033	674	769	3.50%, 01/15/2043	2,017	2,105
5.50%, 02/01/2037	16	18	3.50%, 06/20/2043	1,308	1,370
5.50%, 03/01/2038	357	405	4.00%, 03/20/2040	1,735	1,850
5.50%, 03/01/2038	233	266	4.00%, 08/15/2041	1,756	1,899
5.50%, 08/01/2038	198	226	4.50%, 07/15/2040	1,532	1,678
6.00%, 08/01/2016	2	2	5.00%, 09/15/2033	11	12
6.00%, 12/01/2016	22	22	5.00%, 02/15/2034	647	722
6.00%, 08/01/2017	38	39	5.00%, 09/15/2039	101	114
6.00%, 06/01/2022	42	48	5.50%, 07/20/2033	290	331
6.00%, 11/01/2028	23	26	5.50%, 11/15/2033	58	66
6.00%, 08/01/2031	81	92	5.50%, 03/20/2034	309	353
6.00%, 12/01/2031	20	23	5.50%, 05/20/2035	277	316
6.00%, 01/01/2033	122	140	5.50%, 11/15/2038	351	403
6.00%, 02/01/2034	54	62	5.50%, 01/15/2039	520	596
6.00%, 05/01/2037	392	440	5.50%, 01/15/2039	118	135
6.00%, 07/01/2037	331	377	5.50%, 03/15/2039	249	280
6.00%, 11/01/2037	58	66	6.00%, 06/20/2024	56	64
6.00%, 12/01/2037	20	23	6.00%, 06/20/2024	9	11
6.00%, 03/01/2038	143	164	6.00%, 02/20/2026	6	7
6.00%, 08/01/2038	791	908	6.00%, 04/20/2026	11	12
6.50%, 06/01/2016	5	5	6.00%, 05/20/2026	6	6
6.50%, 08/01/2017	18	18	6.00%, 06/20/2026	7	8
6.50%, 11/01/2023	70	80	6.00%, 06/20/2026	11	13
6.50%, 05/01/2024	24	27	6.00%, 07/20/2026	5	6
6.50%, 09/01/2024	26	30
6.50%, 07/01/2025	14	16

See accompanying notes.

46

Schedule of Investments
Government & High Quality Bond Account
June 30, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		Portfolio Summary (unaudited)
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		Sector	Percent
Government National Mortgage Association (GNMA)			Mortgage Securities	87.09%
(continued)			Government	9.85%
6.00%, 09/20/2026	$10	$11	Asset Backed Securities	1.83%
6.00%, 03/20/2027	23	27	Exchange Traded Funds	0.80%
6.00%, 01/20/2028	7	8	Other Assets in Excess of Liabilities, Net	0.43%
6.00%, 03/20/2028	5	5	TOTAL NET ASSETS	100.00%
6.00%, 06/20/2028	28	32
6.00%, 07/20/2028	18	20
6.00%, 02/20/2029	17	20
6.00%, 03/20/2029	33	37
6.00%, 07/20/2029	34	39
6.00%, 05/20/2032 (a)	59	67
6.00%, 07/20/2033	226	263
6.50%, 12/20/2025	15	17
6.50%, 01/20/2026	23	24
6.50%, 02/20/2026	15	17
6.50%, 03/20/2031	21	24
6.50%, 04/20/2031	22	26
7.00%, 01/15/2028	3	3
7.00%, 01/15/2028	5	6
7.00%, 01/15/2028	2	2
7.00%, 01/15/2028	10	12
7.00%, 01/15/2028	1	2
7.00%, 03/15/2028	110	119
7.00%, 05/15/2028	54	60
7.00%, 01/15/2029	18	20
7.00%, 03/15/2029	7	7
7.00%, 05/15/2031	15	18
7.00%, 06/20/2031	14	18
7.00%, 09/15/2031	42	49
7.00%, 06/15/2032	221	259
7.50%, 01/15/2023	1	1
7.50%, 01/15/2023	1	1
7.50%, 01/15/2023	1	1
7.50%, 02/15/2023	2	2
7.50%, 02/15/2023	2	3
7.50%, 04/15/2023	15	17
7.50%, 06/15/2023	1	1
7.50%, 07/15/2023	1	1
7.50%, 09/15/2023	4	4
7.50%, 09/15/2023	4	4
7.50%, 10/15/2023	7	8
7.50%, 11/15/2023	7	7
8.00%, 07/15/2026	2	2
8.00%, 08/15/2026	4	5
8.00%, 01/15/2027	1	2
8.00%, 02/15/2027	1	1
8.00%, 06/15/2027	1	1
		$24,300

U.S. Treasury - 9.85%
2.25%, 11/30/2017	5,000	5,174
3.00%, 11/15/2044	3,800	3,717
3.13%, 05/15/2021	8,000	8,557
4.25%, 11/15/2040	3,200	3,873
5.25%, 11/15/2028	3,000	3,910
6.25%, 08/15/2023	3,600	4,699
		$29,930
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$203,366
Total Investments		$302,676
Other Assets in Excess of Liabilities, Net - 0.43%		$1,300
TOTAL NET ASSETS - 100.00%		$303,976

(a)	Variable Rate. Rate shown is in effect at June 30, 2015.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $20,200 or 6.65% of net assets.

See accompanying notes.

47

Schedule of Investments
Income Account
June 30, 2015 (unaudited)

COMMON STOCKS - 0.00%	Shares Held	Value (000	's)		Principal
				BONDS (continued)	Amount (000's) Value (000's)
Computers - 0.00%
SONICblue Inc (a),(b)	500,000	$—		Banks (continued)
				Wells Fargo & Co
				7.98%, 12/31/2049 (c)	$2,000	$2,168
Transportation - 0.00%						$21,680
Trailer Bridge Inc (a),(b)	1,186	—
				Beverages - 1.16%
TOTAL COMMON STOCKS		$—		Anheuser-Busch InBev Worldwide Inc
INVESTMENT COMPANIES - 5.40%	Shares Held	Value (000	's)	2.50%, 07/15/2022	750	721
				7.75%, 01/15/2019	1,000	1,187
Publicly Traded Investment Fund - 5.40%				Innovation Ventures LLC / Innovation
BlackRock Liquidity Funds FedFund Portfolio	14,879,932	14,880		Ventures Finance Corp
				9.50%, 08/15/2019 (d)	1,250	1,300
TOTAL INVESTMENT COMPANIES		$14,880				$3,208
	Principal
BONDS - 60.75%	Amount (000's)	Value (000	's)	Biotechnology - 1.34%
				Amgen Inc
Aerospace & Defense - 0.42%				3.63%, 05/15/2022	500	510
Boeing Co/The				3.88%, 11/15/2021	2,000	2,097
8.75%, 08/15/2021	$850	$1,151		Gilead Sciences Inc
				4.40%, 12/01/2021	1,000	1,092
Airlines - 0.08%						$3,699
Southwest Airlines Co 1994-A Pass Through				Chemicals - 0.54%
Trust				Airgas Inc
9.15%, 07/01/2016	216	217		1.65%, 02/15/2018	1,000	995
				Eagle Spinco Inc
Automobile Floor Plan Asset Backed Securities - 3.09%				4.63%, 02/15/2021	500	485
Ally Master Owner Trust						$1,480
0.64%, 04/15/2018 (c)	2,000	2,001
				Commercial Services - 0.84%
CNH Wholesale Master Note Trust
0.79%, 08/15/2019 (c),(d)	2,000	2,002		ERAC USA Finance LLC
				6.38%, 10/15/2017 (d)	1,000	1,099
Ford Credit Floorplan Master Owner Trust A				7.00%, 10/15/2037 (d)	1,000	1,223
0.57%, 01/15/2018 (c)	1,000	1,000
0.59%, 02/15/2019(c)	500	500				$2,322
Nissan Master Owner Trust Receivables				Computers - 0.61%
0.49%, 02/15/2018 (c)	1,000	1,000		Apple Inc
Volkswagen Credit Auto Master Trust				2.40%, 05/03/2023	1,750	1,674
0.54%, 07/22/2019 (c),(d)	2,000	1,997
		$8,500
				Credit Card Asset Backed Securities - 0.66%
Automobile Manufacturers - 1.12%				Cabela's Credit Card Master Note Trust
American Honda Finance Corp				0.54%, 03/16/2020 (c)	1,325	1,325
0.77%, 10/07/2016 (c)	500	502		0.74%, 10/15/2019 (c),(d)	500	502
Ford Motor Credit Co LLC						$1,827
3.98%, 06/15/2016	2,000	2,047
General Motors Co				Diversified Financial Services - 1.80%
4.88%, 10/02/2023	500	527		General Electric Capital Corp
				1.29%, 03/15/2023 (c)	1,000	1,005
		$3,076		5.30%, 02/11/2021	500	562
Banks - 7.87%				International Lease Finance Corp
Bank of America Corp				8.75%, 03/15/2017 (c)	1,000	1,094
5.42%, 03/15/2017	800	848		Jefferies Group LLC
8.00%, 07/29/2049 (c)	1,000	1,055		6.25%, 01/15/2036	1,425	1,413
8.13%, 12/29/2049 (c)	1,000	1,061		8.50%, 07/15/2019	750	891
Citigroup Inc						$4,965
3.88%, 03/26/2025	1,000	958
4.50%, 01/14/2022	1,000	1,077		Electric - 6.02%
Goldman Sachs Group Inc/The				Exelon Generation Co LLC
3.63%, 02/07/2016	500	508		6.20%, 10/01/2017	1,000	1,093
5.38%, 03/15/2020	2,000	2,227		GenOn Americas Generation LLC
ING Bank NV				8.50%, 10/01/2021	1,250	1,187
5.00%, 06/09/2021 (d)	1,000	1,116		GenOn Energy Inc
JP Morgan Chase & Co				9.88%, 10/15/2020	750	763
3.63%, 05/13/2024	1,000	993		LG&E and KU Energy LLC
7.90%, 04/29/2049 (c)	1,000	1,058		4.38%, 10/01/2021	1,000	1,085
Morgan Stanley				Metropolitan Edison Co
				3.50%, 03/15/2023 (d)	1,000	985
5.50%, 07/28/2021	1,000	1,128
6.25%, 08/09/2026	850	1,019		Oncor Electric Delivery Co LLC
PNC Financial Services Group Inc/The				7.00%, 09/01/2022	2,000	2,461
6.75%, 07/29/2049 (c)	2,000	2,215		PacifiCorp
SunTrust Bank/Atlanta GA				5.25%, 06/15/2035	850	946
2.75%, 05/01/2023	1,000	962		6.25%, 10/15/2037	500	624
US Bancorp/MN				Solar Star Funding LLC
				5.38%, 06/30/2035 (d)	1,500	1,666
1.65%, 05/15/2017	3,000	3,036
3.60%, 09/11/2024	250	251		Southwestern Electric Power Co
				3.55%, 02/15/2022	1,000	1,031

See accompanying notes.

48

Schedule of Investments
Income Account
June 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Electric (continued)			Lodging - 0.28%
Talen Energy Supply LLC			Boyd Gaming Corp
5.70%, 10/15/2035	$2,000	$2,000	6.88%, 05/15/2023	$750	$769
TransAlta Corp
4.50%, 11/15/2022	1,750	1,737
			Media - 2.60%
Tucson Electric Power Co			21st Century Fox America Inc
3.85%, 03/15/2023	1,000	1,019	6.40%, 12/15/2035	1,000	1,183
		$16,597	8.00%, 10/17/2016	1,000	1,085
Electronics - 0.49%			Comcast Corp
Corning Inc			6.45%, 03/15/2037	2,000	2,472
4.75%, 03/15/2042	750	768	Historic TW Inc
6.63%, 05/15/2019	500	580	9.15%, 02/01/2023	250	330
		$1,348	Time Warner Cable Inc
			6.55%, 05/01/2037	1,500	1,562
Entertainment - 0.19%			6.75%, 06/15/2039	500	534
Greektown Holdings LLC/Greektown					$7,166
Mothership Corp
8.88%, 03/15/2019 (d)	250	263	Mining - 0.62%
Peninsula Gaming LLC / Peninsula Gaming			Glencore Canada Corp
Corp			6.00%, 10/15/2015	1,675	1,697
8.38%, 02/15/2018 (d)	250	260
		$523	Oil & Gas - 6.10%
Environmental Control - 0.93%			BG Energy Capital PLC
ADS Waste Holdings Inc			4.00%, 10/15/2021 (d)	2,000	2,122
8.25%, 10/01/2020	1,500	1,552	BP Capital Markets PLC
Republic Services Inc			3.25%, 05/06/2022	1,000	1,003
3.55%, 06/01/2022	1,000	1,013	4.75%, 03/10/2019	2,000	2,188
		$2,565	Linn Energy LLC / Linn Energy Finance
			Corp
Food - 0.18%			6.50%, 05/15/2019	1,000	808
HJ Heinz Co			Nabors Industries Inc
3.95%, 07/15/2025 (d),(e)	500	503	5.00%, 09/15/2020	1,000	1,041
			Petro-Canada
Forest Products & Paper - 0.78%			9.25%, 10/15/2021	1,075	1,430
Plum Creek Timberlands LP			Phillips 66
4.70%, 03/15/2021	2,000	2,141	4.30%, 04/01/2022	1,000	1,049
			Rowan Cos Inc
			4.88%, 06/01/2022	750	745
Healthcare - Services - 1.56%			5.00%, 09/01/2017	2,000	2,064
HCA Inc			W&T Offshore Inc
7.50%, 11/06/2033	250	271	8.50%, 06/15/2019	2,500	1,734
HealthSouth Corp			Whiting Petroleum Corp
5.75%, 11/01/2024	500	511	5.75%, 03/15/2021	1,250	1,230
7.75%, 09/15/2022	740	773	XTO Energy Inc
Roche Holdings Inc			6.75%, 08/01/2037	1,000	1,395
0.61%, 09/30/2019 (c),(d)	2,000	1,999			$16,809
Vantage Oncology LLC / Vantage Oncology
Finance Co			Oil & Gas Services - 1.53%
9.50%, 06/15/2017 (d)	750	731	Exterran Partners LP / EXLP Finance Corp
		$4,285	6.00%, 04/01/2021	2,000	1,930
			Weatherford International Ltd/Bermuda
Insurance - 2.56%			4.50%, 04/15/2022	250	235
Fidelity National Financial Inc			5.13%, 09/15/2020	2,000	2,038
6.60%, 05/15/2017	2,500	2,705			$4,203
First American Financial Corp
4.30%, 02/01/2023	2,000	1,982	Other Asset Backed Securities - 1.39%
Prudential Financial Inc			Drug Royalty II LP 2
7.38%, 06/15/2019	1,000	1,186	3.48%, 07/15/2023 (c),(d)	1,813	1,839
8.88%, 06/15/2068 (c)	1,000	1,170	PFS Financing Corp
		$7,043	0.74%, 02/15/2018 (c),(d)	1,000	999
			0.81%, 04/15/2020 (c),(d)	1,000	1,000
Iron & Steel - 1.50%					$3,838
Allegheny Technologies Inc
5.95%, 01/15/2021	2,000	2,025	Packaging & Containers - 0.37%
ArcelorMittal			Sealed Air Corp
6.25%, 03/01/2021 (c)	2,000	2,095	6.88%, 07/15/2033 (d)	1,000	1,010
		$4,120

Leisure Products & Services - 1.04%			Pharmaceuticals - 0.97%
Carnival Corp			AbbVie Inc
7.20%, 10/01/2023	1,475	1,760	2.90%, 11/06/2022	1,000	968
Royal Caribbean Cruises Ltd			Actavis Funding SCS
7.25%, 03/15/2018	1,000	1,100	3.80%, 03/15/2025	1,000	983
		$2,860

See accompanying notes.

49

Schedule of Investments
Income Account
June 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		CONVERTIBLE BONDS - 1.34%	Amount (000's)	Value (000	's)

Pharmaceuticals (continued)			Automobile Parts & Equipment - 0.86%
Actavis Funding SCS (continued)			Meritor Inc
4.55%, 03/15/2035	$750	$713	7.88%, 03/01/2026	$1,500	$2,370
		$2,664

Pipelines - 2.82%			Pharmaceuticals - 0.48%
ANR Pipeline Co			Omnicare Inc
9.63%, 11/01/2021	1,000	1,318	3.25%, 12/15/2035	433	533
Buckeye Partners LP			3.50%, 02/15/2044	538	768
4.35%, 10/15/2024	500	490			$1,301
Columbia Pipeline Group Inc			TOTAL CONVERTIBLE BONDS		$3,671
4.50%, 06/01/2025 (d)	1,000	984
				Principal
El Paso Natural Gas Co LLC			SENIOR FLOATING RATE INTERESTS - 0.16%	Amount (000's)	Value (000	's)
7.50%, 11/15/2026	2,100	2,545
Express Pipeline LLC			Transportation - 0.16%
7.39%, 12/31/2019 (d)	650	689	Trailer Bridge Inc, Term Loan
			10.00%, 04/02/2016 (b),(c),(f)	$454	$454
Southeast Supply Header LLC
4.25%, 06/15/2024 (d)	750	740
Southern Natural Gas Co LLC			TOTAL SENIOR FLOATING RATE INTERESTS		$454
8.00%, 03/01/2032	850	1,009	U.S. GOVERNMENT & GOVERNMENT	Principal
		$7,775	AGENCY OBLIGATIONS - 32.61%	Amount (000's)	Value (000	's)
			Federal Home Loan Mortgage Corporation (FHLMC) -
REITS - 5.67%			6.07%
Alexandria Real Estate Equities Inc			3.00%, 10/01/2042	$837	$834
4.60%, 04/01/2022	1,250	1,317	3.00%, 10/01/2042	1,698	1,693
BioMed Realty LP			3.00%, 11/01/2042	827	824
4.25%, 07/15/2022	1,000	1,013	3.00%, 12/01/2042	379	378
6.13%, 04/15/2020	1,000	1,132	3.50%, 10/01/2041	1,008	1,040
CubeSmart LP			3.50%, 04/01/2042	1,339	1,381
4.80%, 07/15/2022	1,750	1,882	3.50%, 04/01/2042	2,160	2,228
HCP Inc			4.00%, 02/01/2045	983	1,042
3.75%, 02/01/2019	1,000	1,040	4.50%, 08/01/2033	341	370
Health Care REIT Inc			4.50%, 05/01/2039	753	815
6.13%, 04/15/2020	1,000	1,142	4.50%, 06/01/2039	440	479
Hospitality Properties Trust			4.50%, 07/01/2039	1,463	1,597
4.65%, 03/15/2024	750	748	4.50%, 12/01/2040	741	803
5.00%, 08/15/2022	750	781	4.50%, 10/01/2041	880	953
Kimco Realty Corp			5.00%, 08/01/2019	188	197
6.88%, 10/01/2019	2,000	2,336	5.00%, 08/01/2035	958	1,054
Simon Property Group LP			5.50%, 11/01/2017	31	32
10.35%, 04/01/2019	2,000	2,541	5.50%, 01/01/2018	13	13
Ventas Realty LP / Ventas Capital Corp			5.50%, 05/01/2031	43	48
3.25%, 08/15/2022	1,750	1,690	5.50%, 06/01/2035	104	116
		$15,622	5.50%, 01/01/2036	222	248
			5.50%, 04/01/2036	151	170
Savings & Loans - 0.40%
First Niagara Financial Group Inc			6.00%, 03/01/2031	27	30
7.25%, 12/15/2021	1,000	1,114	6.00%, 05/01/2032	53	61
			6.00%, 06/01/2038	226	256
			6.50%, 06/01/2029	18	21
Software - 0.70%			6.50%, 08/01/2029	22	25
Oracle Corp			7.00%, 01/01/2032	13	13
2.50%, 05/15/2022	1,000	971	9.00%, 01/01/2025	4	5
2.95%, 05/15/2025	1,000	962			$16,726
		$1,933
			Federal National Mortgage Association (FNMA) - 15.58%
Telecommunications - 0.80%			3.00%, 03/01/2042	1,491	1,493
Qwest Corp			3.00%, 03/01/2042	1,455	1,457
6.75%, 12/01/2021	2,000	2,207	3.00%, 05/01/2042	791	792
			3.00%, 06/01/2042	1,474	1,476
			3.00%, 06/01/2042	727	728
Transportation - 0.97%
Navios Maritime Holdings Inc / Navios			3.00%, 08/01/2042	754	755
Maritime Finance II US Inc			3.50%, 12/01/2040	1,225	1,266
7.38%, 01/15/2022(d)	500	433	3.50%, 12/01/2041	455	471
Trailer Bridge Inc			3.50%, 03/01/2042	734	759
0.00%, 11/15/2015 (a),(b),(f)	2,000	—	3.50%, 04/01/2042	1,337	1,383
16.00%, 03/31/2017 (b),(c),(f)	2,407	2,238	3.50%, 02/01/2043	897	927
		$2,671	3.50%, 06/01/2043	1,390	1,437
			4.00%, 03/01/2039	971	1,029
Trucking & Leasing - 0.75%			4.00%, 08/01/2040	805	856
Penske Truck Leasing Co Lp / PTL Finance			4.00%, 09/01/2040	1,816	1,934
Corp			4.00%, 11/01/2040	936	998
3.75%, 05/11/2017 (d)	2,000	2,069	4.00%, 10/01/2041	1,057	1,125
			4.00%, 10/01/2041	781	830
TOTAL BONDS		$167,331	4.00%, 11/01/2041	1,167	1,237

See accompanying notes.

50

Schedule of Investments
Income Account
June 30, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		(c) Variable Rate. Rate shown is in effect at June 30, 2015.
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		(d)	Security exempt from registration under Rule 144A of the Securities Act of
			1933. These securities may be resold in transactions exempt from
Federal National Mortgage Association (FNMA) (continued)
4.00%, 04/01/2042	$668	$711	registration, normally to qualified institutional buyers. At the end of the
4.00%, 11/01/2043	837	891	period, the value of these securities totaled $27,531 or 10.00% of net
4.00%, 11/01/2043	2,135	2,279	assets.
4.00%, 01/01/2044	1,915	2,038	(e) Security purchased on a when-issued basis.
4.00%, 02/01/2044	2,565	2,733	(f)	Security is Illiquid. At the end of the period, the value of these securities
4.00%, 09/01/2044	882	935	totaled $2,692 or 0.98% of net assets.
4.50%, 06/01/2039	322	348
4.50%, 08/01/2039	376	406
4.50%, 05/01/2040	1,230	1,340	Portfolio Summary (unaudited)
4.50%, 08/01/2040	1,419	1,538	Sector	Percent
4.50%, 10/01/2040	1,357	1,471	Mortgage Securities	21.69%
4.50%, 12/01/2040	787	857	Financial	18.30%
4.50%, 08/01/2041	958	1,038	Government	10.92%
4.50%, 05/01/2044	1,410	1,527	Energy	10.45%
5.00%, 01/01/2018	50	53	Consumer, Non-cyclical	6.53%
5.00%, 08/01/2035	452	499	Utilities	6.02%
5.00%, 04/01/2039	266	295	Exchange Traded Funds	5.40%
5.00%, 12/01/2039	300	332	Asset Backed Securities	5.14%
5.00%, 04/01/2040	801	892	Industrial	4.09%
5.00%, 06/01/2040	693	772	Consumer, Cyclical	3.57%
5.50%, 03/01/2033	53	59	Basic Materials	3.44%
5.50%, 06/01/2033	216	243	Communications	3.40%
5.50%, 02/01/2035	431	488	Technology	1.31%
6.00%, 04/01/2032	56	64	Liabilities in Excess of Other Assets, Net	(0.26)%
6.50%, 05/01/2031	6	6	TOTAL NET ASSETS	100.00%
6.50%, 04/01/2032	85	98
6.50%, 05/01/2032	33	38
7.00%, 01/01/2030	2	2
		$42,906
Government National Mortgage Association (GNMA) -
0.04%
6.00%, 05/20/2032 (c)	50	58
7.00%, 06/20/2031	53	64
9.00%, 02/15/2025	3	4
		$126

U.S. Treasury - 10.92%
0.75%, 10/31/2017	1,000	999
0.88%, 02/28/2017	1,000	1,005
1.38%, 11/30/2018	1,000	1,008
1.63%, 11/15/2022	2,000	1,933
1.75%, 05/15/2022	2,000	1,961
2.00%, 11/15/2021	2,000	2,004
2.38%, 05/31/2018	1,000	1,040
2.50%, 05/15/2024	1,000	1,017
2.63%, 11/15/2020	2,000	2,089
2.75%, 02/15/2019	1,000	1,053
2.75%, 02/15/2024	1,000	1,038
2.88%, 05/15/2043	1,000	953
3.00%, 11/15/2044	1,000	978
3.13%, 05/15/2019	2,000	2,134
3.13%, 05/15/2021	1,000	1,070
3.13%, 08/15/2044	1,000	1,002
3.38%, 05/15/2044	1,000	1,050
3.50%, 02/15/2039	1,000	1,078
3.63%, 02/15/2020	2,000	2,184
3.63%, 02/15/2044	1,000	1,100
3.75%, 08/15/2041	1,000	1,123
3.75%, 11/15/2043	2,000	2,250
		$30,069
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$89,827
Total Investments		$276,163
Liabilities in Excess of Other Assets, Net - (0.26)%		$(718)
TOTAL NET ASSETS - 100.00%		$275,445

(a)	Non-Income Producing Security
(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $2,692 or 0.98% of net assets.

See accompanying notes.

51

Schedule of Investments
LargeCap Growth Account
June 30, 2015 (unaudited)

COMMON STOCKS - 98.81%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value (000	's)

Airlines - 3.95%			Packaging & Containers - 0.44%
Delta Air Lines Inc	59,014	$2,424	Rock-Tenn Co	9,200	$554
United Continental Holdings Inc (a)	47,555	2,521
		$4,945	Pharmaceuticals - 10.79%
			Allergan PLC (a)	11,455	3,476
Apparel - 4.86%
Nike Inc	39,370	4,253	AmerisourceBergen Corp	13,160	1,399
Under Armour Inc (a)	22,026	1,838	Bristol-Myers Squibb Co	52,075	3,465
		$6,091	McKesson Corp	17,235	3,875
			Mylan NV (a)	19,152	1,300
Banks - 5.52%					$13,515
Capital One Financial Corp	41,000	3,607
Morgan Stanley	85,300	3,309	Retail - 12.45%
		$6,916	Kohl's Corp	37,600	2,354
			L Brands Inc	25,006	2,144
Beverages - 1.47%			Starbucks Corp	54,588	2,927
Constellation Brands Inc	15,911	1,846	Target Corp	39,300	3,208
			Ulta Salon Cosmetics & Fragrance Inc (a)	19,073	2,946
Biotechnology - 9.38%			Urban Outfitters Inc (a)	14,400	504
Alexion Pharmaceuticals Inc (a)	6,615	1,196	Yum! Brands Inc	16,800	1,513
Biogen Inc (a)	6,268	2,532			$15,596
Gilead Sciences Inc	53,127	6,220	Semiconductors - 4.54%
Illumina Inc (a)	8,267	1,805	Avago Technologies Ltd	6,711	892
		$11,753	Lam Research Corp	21,679	1,764
			NXP Semiconductors NV (a)	30,809	3,025
Chemicals - 3.75%
PPG Industries Inc	40,984	4,702			$5,681
			Software - 2.78%
			ServiceNow Inc (a)	23,793	1,768
Commercial Services - 7.82%
FleetCor Technologies Inc (a)	13,372	2,087	Tableau Software Inc (a)	14,834	1,710
MasterCard Inc	44,198	4,131			$3,478
McGraw Hill Financial Inc	23,692	2,380	Telecommunications - 1.27%
Towers Watson & Co	9,562	1,203	Palo Alto Networks Inc (a)	9,137	1,596
		$9,801

Computers - 7.22%			TOTAL COMMON STOCKS		$123,785
Apple Inc	67,222	8,431	INVESTMENT COMPANIES - 1.29%	Shares Held	Value (000	's)
Cognizant Technology Solutions Corp (a)	10,000	611
			Publicly Traded Investment Fund - 1.29%
		$9,042	BlackRock Liquidity Funds FedFund Portfolio	1,620,083	1,620
Cosmetics & Personal Care - 1.58%
Estee Lauder Cos Inc/The	22,863	1,981	TOTAL INVESTMENT COMPANIES		$1,620
			Total Investments		$125,405
			Liabilities in Excess of Other Assets, Net - (0.10)%		$(131)
Diversified Financial Services - 3.74%
Intercontinental Exchange Inc	4,000	894	TOTAL NET ASSETS - 100.00%		$125,274
Visa Inc	56,440	3,790
		$4,684	(a) Non-Income Producing Security
Healthcare - Products - 2.39%
Edwards Lifesciences Corp (a)	12,907	1,838
Intuitive Surgical Inc (a)	2,390	1,158
			Portfolio Summary (unaudited)
		$2,996	Sector		Percent
Internet - 8.82%			Consumer, Non-cyclical		33.43%
Amazon.com Inc (a)	6,437	2,794	Consumer, Cyclical		24.55%
Facebook Inc (a)	48,182	4,133	Technology		14.54%
Netflix Inc (a)	2,017	1,325	Communications		12.15%
Priceline Group Inc/The (a)	1,096	1,262	Financial		9.26%
Splunk Inc (a)	22,062	1,536	Basic Materials		3.75%
		$11,050	Exchange Traded Funds		1.29%
			Energy		0.69%
Leisure Products & Services - 1.90%			Industrial		0.44%
Royal Caribbean Cruises Ltd	30,162	2,374	Liabilities in Excess of Other Assets, Net		(0.10)%
			TOTAL NET ASSETS		100.00%
Lodging - 1.39%
Hilton Worldwide Holdings Inc (a)	63,033	1,737

Media - 2.06%
Walt Disney Co/The	22,633	2,583

Oil & Gas - 0.69%
Cabot Oil & Gas Corp	27,400	864

See accompanying notes.

52

Schedule of Investments
MidCap Account
June 30, 2015 (unaudited)

COMMON STOCKS - 99.45%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 1.67%			Insurance (continued)
Rockwell Collins Inc	46,673	$4,310	Brown & Brown Inc	223,089	$7,331
TransDigm Group Inc (a)	32,223	7,240	Loews Corp	279,562	10,766
		$11,550	Markel Corp (a)	26,280	21,042
			Progressive Corp/The	115,742	3,221
Banks - 1.08%			White Mountains Insurance Group Ltd	7,618	4,989
M&T Bank Corp	59,790	7,469	Willis Group Holdings PLC	121,819	5,713
					$75,351
Building Materials - 1.79%			Internet - 2.64%
Armstrong World Industries Inc (a)	50,561	2,694	Liberty Ventures (a)	207,494	8,148
Martin Marietta Materials Inc	68,100	9,637	VeriSign Inc (a)	163,483	10,090
		$12,331			$18,238

Chemicals - 5.03%			Leisure Products & Services - 0.67%
Air Products & Chemicals Inc	101,479	13,886	Liberty TripAdvisor Holdings Inc (a)	144,325	4,650
Airgas Inc	76,061	8,046
Ashland Inc	25,376	3,093
Ecolab Inc	40,721	4,604	Lodging - 0.87%
Platform Specialty Products Corp (a),(b)	200,324	5,124	Wyndham Worldwide Corp	61,843	5,066
		$34,753	Wynn Resorts Ltd	9,679	955
					$6,021
Commercial Services - 7.83%
KAR Auction Services Inc	221,187	8,272	Machinery - Diversified - 1.54%
Live Nation Entertainment Inc (a)	206,918	5,688	Roper Technologies Inc	61,781	10,655
Macquarie Infrastructure Corp	107,965	8,921
McGraw Hill Financial Inc	74,549	7,489	Media - 7.67%
Moody's Corp	126,237	13,629	Discovery Communications Inc - C Shares (a)	348,813	10,841
Robert Half International Inc	52,417	2,909	FactSet Research Systems Inc	24,792	4,029
Verisk Analytics Inc (a)	98,710	7,182	Liberty Broadband Corp - A Shares (a)	43,938	2,240
		$54,090	Liberty Broadband Corp - C Shares (a)	117,364	6,004
Distribution & Wholesale - 1.12%			Liberty Global PLC - A Shares (a)	77,050	4,166
Fastenal Co	112,217	4,733	Liberty Global PLC - C Shares (a)	230,451	11,668
HD Supply Holdings Inc (a)	85,432	3,006	Liberty Media Corp - A Shares (a)	126,559	4,561
		$7,739	Liberty Media Corp - C Shares (a)	236,180	8,479
			Tribune Media Co	17,575	938
Diversified Financial Services - 3.95%					$52,926
AerCap Holdings NV (a)	147,200	6,740
Charles Schwab Corp/The	148,180	4,838	Miscellaneous Manufacturing - 1.41%
FNF Group	245,644	9,086	Colfax Corp (a)	211,360	9,754
FNFV Group (a)	92,456	1,422
LPL Financial Holdings Inc	111,968	5,206	Oil & Gas - 3.09%
		$27,292	Cheniere Energy Inc (a)	34,590	2,396
Electric - 1.62%			Cimarex Energy Co	51,678	5,701
Brookfield Infrastructure Partners LP	180,558	8,058	EOG Resources Inc	72,217	6,322
Brookfield Renewable Energy Partners LP/CA	51,998	1,543	Hess Corp	103,410	6,916
Calpine Corp (a)	88,067	1,585			$21,335
		$11,186	Packaging & Containers - 0.38%
Electronics - 0.88%			MeadWestvaco Corp	55,122	2,601
Sensata Technologies Holding NV (a)	114,861	6,058
			Pharmaceuticals - 5.66%
Engineering & Construction - 1.92%			Mead Johnson Nutrition Co	106,057	9,569
SBA Communications Corp (a)	115,144	13,238	Valeant Pharmaceuticals International Inc (a)	80,155	17,806
			Zoetis Inc	243,046	11,720
					$39,095
Healthcare - Products - 2.28%
Becton Dickinson and Co	49,971	7,078	Pipelines - 0.34%
CR Bard Inc	50,595	8,637	Kinder Morgan Inc/DE	54,020	2,074
		$15,715	Kinder Morgan Inc/DE - Warrants (a)	88,299	238
					$2,312
Healthcare - Services - 0.82%
DaVita HealthCare Partners Inc (a)	70,916	5,636	Private Equity - 0.91%
			KKR & Co LP	102,301	2,338
			Onex Corp	71,341	3,945
Holding Companies - Diversified - 1.19%					$6,283
Leucadia National Corp	339,089	8,233
			Real Estate - 7.22%
			Brookfield Asset Management Inc	800,879	27,975
Home Builders - 0.41%			Brookfield Property Partners LP	106,622	2,351
Lennar Corp	55,100	2,812	CBRE Group Inc (a)	198,528	7,345
			Forest City Enterprises Inc (a)	277,639	6,136
			Howard Hughes Corp/The (a)	42,056	6,037
Insurance - 10.91%
Alleghany Corp (a)	6,216	2,914			$49,844
Aon PLC	156,823	15,632
Arch Capital Group Ltd (a)	55,897	3,743

See accompanying notes.

53

Schedule of Investments
MidCap Account
June 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)

REITS - 0.94%
Crown Castle International Corp	80,747	$6,484

Retail - 15.02%
AutoZone Inc (a)	17,243	11,499
CarMax Inc (a)	150,478	9,963
Copart Inc (a)	129,915	4,609
Dollar General Corp	120,047	9,333
Liberty Interactive Corp QVC Group (a)	396,399	11,000
O'Reilly Automotive Inc (a)	85,299	19,276
Restaurant Brands International Inc	277,842	10,616
Ross Stores Inc	134,466	6,537
Signet Jewelers Ltd	67,005	8,593
TJX Cos Inc/The	185,119	12,249
		$103,675

Semiconductors - 1.13%
Microchip Technology Inc	164,952	7,823

Software - 4.60%
Adobe Systems Inc (a)	67,547	5,472
Autodesk Inc (a)	51,287	2,568
CDK Global Inc	35,849	1,935
Fidelity National Information Services Inc	153,149	9,465
Intuit Inc	79,194	7,980
MSCI Inc	70,227	4,323
		$31,743

Telecommunications - 1.49%
EchoStar Corp (a)	85,971	4,185
Motorola Solutions Inc	106,803	6,124
		$10,309

Textiles - 1.37%
Mohawk Industries Inc (a)	49,586	9,466

TOTAL COMMON STOCKS		$686,667
INVESTMENT COMPANIES - 0.14%	Shares Held	Value (000	's)

Publicly Traded Investment Fund - 0.14%
BlackRock Liquidity Funds FedFund Portfolio	965,319	965

TOTAL INVESTMENT COMPANIES		$965
Total Investments		$687,632
Other Assets in Excess of Liabilities, Net - 0.41%		$2,856
TOTAL NET ASSETS - 100.00%		$690,488

(a)	Non-Income Producing Security
(b)	Security is Illiquid. At the end of the period, the value of these securities totaled $5,124 or 0.74% of net assets.

Portfolio Summary (unaudited)

Sector	Percent
Financial	25.01%
Consumer, Cyclical	19.46%
Consumer, Non-cyclical	16.59%
Communications	11.80%
Industrial	9.59%
Technology	5.73%
Basic Materials	5.03%
Energy	3.43%
Utilities	1.62%
Diversified	1.19%
Exchange Traded Funds	0.14%
Other Assets in Excess of Liabilities, Net	0.41%
TOTAL NET ASSETS	100.00%

See accompanying notes.

54

Schedule of Investments
Money Market Account
June 30, 2015 (unaudited)

INVESTMENT COMPANIES - 6.15%	Shares Held Value (000's)			Principal
			BONDS (continued)	Amount (000's) Value (000's)
Publicly Traded Investment Fund - 6.15%
BlackRock Liquidity Funds TempFund	3,800,000	$3,800	Other Asset Backed Securities (continued)
Portfolio			MMAF Equipment Finance LLC 2015-A
Deutsche Money Market Series	4,900,000	4,900	0.39%, 06/03/2016 (a),(b)	$1,729	$1,729
Morgan Stanley Institutional Liquidity Funds -	2,700,000	2,700			$4,931
Government Portfolio			TOTAL BONDS		$21,153
STIT - Liquid Assets Portfolio	5,300,000	5,300		Principal
		$16,700	MUNICIPAL BONDS - 7.06%	Amount (000's) Value (000's)
TOTAL INVESTMENT COMPANIES		$16,700
			California - 0.60%
	Principal		California Statewide Communities
BONDS - 7.79%	Amount (000's) Value (000's)		Development Authority (credit support from
Automobile Asset Backed Securities - 3.84%			Fannie Mae)
AmeriCredit Automobile Receivables 2015-1			0.16%, 07/08/2015 (d)	$140	$140
0.30%, 01/08/2016 (a)	$183	$183	San Francisco City & County Redevelopment
ARI Fleet Lease Trust 2015-A			Agency (credit support from Fannie Mae)
0.40%, 04/15/2016 (b)	865	865	0.13%, 07/08/2015 (d)	1,500	1,500
CarMax Auto Owner Trust 2015-1					$1,640
0.24%, 03/15/2016 (a)	582	582

Chrysler Capital Auto Receivables Trust 2015-			Colorado - 0.85%
A			City of Colorado Springs CO Utilities System
0.37%, 04/15/2016 (a),(b)	1,211	1,211	Revenue (credit support from Bank
			York Mellon)
Drive Auto Receivables Trust 2015-B			0.18%, 07/08/2015 (d)	1,600	1,600
0.46%, 06/15/2016 (a),(b)	969	969

GM Financial Automobile Leasing Trust			Colorado Housing & Finance
2015-1			Authority (credit support from Federal Home
0.38%, 03/21/2016 (a)	550	550	Loan Bank)
			0.12%, 07/08/2015 (a),(d)	700	700
Harley-Davidson Motorcycle Trust 2015-1
0.25%, 02/16/2016 (a)	31	31			$2,300
Huntington Auto Trust 2015-1			Illinois - 0.07%
0.35%, 06/15/2016	2,000	2,000	Memorial Health System/IL (credit support
Hyundai Auto Receivables Trust 2015-A			from JP Morgan Chase & Co)
0.24%, 01/15/2016 (a)	297	297	0.12%, 07/08/2015 (d)	200	200
Mercedes Benz Auto Lease Trust 2015-A
0.24%, 01/15/2016 (a)	575	574
Santander Drive Auto Receivables Trust 2015-			Iowa - 0.18%
2			Iowa Finance Authority (credit support from
0.45%, 05/16/2016 (a)	1,135	1,135	FHLB 100%, Fannie Mae 78.25% and Ginnie
			Mae 21.75%)
SunTrust Auto Receivables Trust 2015-1			0.14%, 07/08/2015 (d)	500	500
0.40%, 06/15/2016(a),(b)	1,700	1,700
Volkswagen Auto Lease Trust 2015-A
0.25%, 03/21/2016 (a)	325	325
			Minnesota - 0.41%
		$10,422	Minnesota Housing Finance Agency (credit
			support from Wells Fargo)
Banks - 0.66%			0.18%, 07/08/2015 (d)	1,100	1,100
Wells Fargo Bank NA
0.46%, 05/20/2016 (a)	1,800	1,800
			New Mexico - 0.42%
			Village of Los Lunas NM (credit support from
Diversified Financial Services - 0.74%			Wells Fargo)
MetLife Inc			0.23%, 07/08/2015 (d)	1,150	1,150
0.34%, 08/17/2015 (a),(c)	2,000	2,000

Insurance - 0.74%			New York - 3.22%
New York Life Global			Housing Development Corp/NY (credit
0.27%, 07/24/2015 (a),(c)	2,000	2,000	support from Fannie Mae)
			0.15%, 07/08/2015 (d)	2,150	2,150
			Housing Development Corp/NY (credit
Other Asset Backed Securities - 1.81%			support from Freddie Mac)
CIT Equipment Collateral 2014-VT1			0.13%, 07/08/2015 (d)	1,320	1,320
0.30%, 12/21/2015 (a),(b)	538	538	New York State Housing Finance
GE Equipment Transportation LLC Series			Agency (credit support from Fannie Mae)
2015-1			0.10%, 07/08/2015 (d)	900	900
0.25%, 03/23/2016 (a)	785	785	0.12%, 07/08/2015 (d)	1,560	1,560
GreatAmerica Leasing Receivables			0.19%, 07/08/2015 (d)	1,500	1,500
0.40%, 03/21/2016 (a),(b)	392	392	New York State Housing Finance
John Deere Owner Trust 2015			Agency (credit support from Freddie Mac)
0.27%, 04/01/2016 (a)	903	903	0.10%, 07/08/2015 (d)	1,300	1,300
Kubota Credit Owner Trust 2015-1					$8,730
0.27%, 02/16/2016 (a),(b)	502	502
Macquarie Equipment Funding Trust 2014-A			North Carolina - 0.31%
0.26%, 09/21/2015 (b)	82	82	City of Raleigh NC (credit support from
			Wells Fargo)
			0.18%, 07/08/2015 (d)	840	840

See accompanying notes.

55

Schedule of Investments
Money Market Account
June 30, 2015 (unaudited)

	Principal			Principal
MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)		COMMERCIAL PAPER (continued)	Amount (000's) Value (000's)

Pennsylvania - 0.25%			Banks (continued)
Luzerne County Industrial Development			Societe Generale SA
Authority (credit support from Wells Fargo)			0.22%, 08/04/2015 (b),(e)	$2,000	$1,999
0.23%, 07/08/2015 (d)	$670	$670	Standard Chartered Bank/New York
			0.23%, 08/10/2015 (b)	1,900	1,899
			0.24%, 07/15/2015 (b)	1,800	1,800
Texas - 0.59%			0.26%, 09/25/2015 (b)	2,000	1,999
South Central Texas Industrial Development			Sumitomo Mitsui Banking Corp
Corp (credit support from JP Morgan Chase &			0.12%, 07/02/2015 (b),(e)	2,000	2,000
Co)			0.24%, 07/09/2015 (b),(e)	2,300	2,300
0.10%, 07/08/2015 (d)	1,600	1,600
			0.27%, 09/24/2015 (b),(e)	2,000	1,999
					$71,936

Washington - 0.16%			Beverages - 1.22%
Washington State Housing Finance			Brown-Forman Corp
Commission (credit support from Bank of			0.16%, 07/29/2015 (b)	2,100	2,100
America)			0.18%, 07/17/2015 (b)	1,200	1,200
0.14%, 07/08/2015 (d)	440	440
					$3,300

TOTAL MUNICIPAL BONDS		$19,170	Commercial Services - 2.91%
	Principal		Catholic Health Initiatives
COMMERCIAL PAPER - 74.40%	Amount (000's) Value (000's)		0.19%, 08/20/2015	2,000	2,000
			0.20%, 08/26/2015	2,000	1,999
Automobile Manufacturers - 1.40%
BMW US Capital LLC (credit support from			0.22%, 09/17/2015	1,900	1,899
BMW AG)			Salvation Army/United States
0.11%, 07/01/2015(b),(d)	$2,100	$2,100	0.18%, 08/27/2015	2,000	1,999
0.11%, 07/06/2015 (b),(d)	1,700	1,700			$7,897
		$3,800	Computers - 0.77%
			EMC Corp/MA
Banks - 26.49%			0.15%, 08/06/2015 (b)	2,100	2,100
Bank of Tokyo-Mitsubishi UFJ Ltd/New York
NY
0.16%, 07/01/2015	1,700	1,700	Diversified Financial Services - 22.97%
0.19%, 07/13/2015	1,500	1,500	American Express Credit Corp
0.20%, 07/28/2015	1,400	1,400	0.20%, 08/03/2015	2,000	1,999
BNP Paribas/New York NY			0.34%, 09/03/2015	1,800	1,799
0.20%, 07/23/2015	1,600	1,600	Anglesea Funding LLC
0.24%, 08/18/2015	2,200	2,199	0.18%, 07/01/2015 (b)	2,000	2,000
CAFCO LLC			AXA Financial Inc (credit support from AXA
0.17%, 08/25/2015 (b)	2,000	1,999	SA)
Credit Suisse/New York NY			0.24%, 08/03/2015 (b),(d)	1,300	1,300
0.22%, 07/17/2015	2,000	2,000	Collateralized Commercial Paper Co LLC
0.23%, 07/31/2015	2,000	1,999	0.25%, 09/24/2015	1,445	1,444
0.24%, 07/02/2015	2,000	2,000	Collateralized Commercial Paper II Co LLC
DBS Bank Ltd			0.17%, 07/17/2015 (b)	2,000	2,000
0.20%, 08/21/2015 (b),(e)	2,200	2,199	0.20%, 07/06/2015 (b)	1,000	1,000
Manhattan Asset Funding Co LLC			0.25%, 09/02/2015 (b)	2,100	2,099
0.18%, 07/16/2015 (b)	2,000	2,000	Dealers Capital Access Trust Inc
0.18%, 07/23/2015 (b)	2,000	2,000	0.25%, 07/15/2015	2,200	2,200
0.18%, 07/30/2015 (b)	2,000	2,000	0.25%, 07/20/2015	2,000	2,000
Mitsubishi UFJ Trust & Banking Corp/NY			0.27%, 07/10/2015	2,100	2,100
0.26%, 09/24/2015 (b)	2,000	1,999	Fairway Finance LLC
Mizuho Bank Ltd/NY			0.24%, 10/05/2015 (b)	2,200	2,198
0.27%, 09/21/2015 (b)	2,000	1,999	Gotham Funding Corp
0.28%, 09/23/2015 (b)	2,000	1,998	0.15%, 07/14/2015 (b)	1,500	1,500
MUFG Union Bank NA			0.16%, 07/07/2015 (b)	2,000	2,000
0.05%, 07/01/2015	5,000	5,000	0.18%, 08/03/2015 (b)	2,000	2,000
0.15%, 07/28/2015	1,500	1,500	0.18%, 08/26/2015 (b)	1,135	1,135
Nordea Bank AB			ING US Funding LLC (credit support from
0.17%, 07/06/2015 (b),(e)	2,000	2,000	ING Bank)
0.18%, 07/01/2015 (b),(e)	2,100	2,100	0.26%, 08/06/2015 (d)	2,000	1,999
Oversea-Chinese Banking Corp Ltd			0.32%, 10/09/2015 (d)	2,100	2,098
0.18%, 08/05/2015 (e)	1,750	1,750	0.32%, 10/22/2015 (d)	1,000	999
0.19%, 07/08/2015 (e)	2,300	2,300	Intercontinental Exchange Inc
0.20%, 08/03/2015(e)	1,650	1,650	0.17%, 07/13/2015 (b)	2,000	2,000
Sheffield Receivables Co LLC			0.18%, 07/29/2015 (b)	2,000	2,000
0.19%, 07/15/2015 (b)	2,000	2,000	0.18%, 07/31/2015 (b)	2,000	2,000
0.19%, 07/21/2015 (b)	2,000	2,000	JP Morgan Securities LLC
0.21%, 08/04/2015 (b)	2,000	1,999	0.18%, 07/22/2015	2,200	2,200
Skandinaviska Enskilda Banken AB			0.30%, 08/19/2015	2,100	2,099
0.14%, 07/08/2015 (b),(e)	1,250	1,250	Liberty Street Funding LLC
0.15%, 07/16/2015 (b),(e)	1,800	1,800	0.18%, 07/24/2015 (b)	2,200	2,200
0.26%, 08/07/2015 (b),(e)	2,000	1,999	0.19%, 08/28/2015 (b)	2,000	1,999

See accompanying notes.

56

Schedule of Investments
Money Market Account
June 30, 2015 (unaudited)

	Principal			Principal
COMMERCIAL PAPER (continued)	Amount (000's) Value (000's)		COMMERCIAL PAPER (continued)	Amount (000's)	Value (000	's)

Diversified Financial Services (continued)			Supranational Bank - 0.63%
Nieuw Amsterdam Receivables Corp			Corp Andina de Fomento
0.14%, 07/07/2015 (b)	$1,800	$1,800	0.21%, 07/27/2015 (b)	$1,700		$1,700
0.18%, 08/18/2015 (b)	2,000	1,999
0.19%, 08/11/2015 (b)	2,100	2,099	TOTAL COMMERCIAL PAPER			$201,995
Regency Markets No. 1 LLC
0.17%, 07/16/2015 (b)	1,500	1,500		Principal
			CERTIFICATE OF DEPOSIT - 2.58%	Amount (000's)	Value (000	's)
0.17%, 07/20/2015 (b)	2,000	2,000
0.17%, 07/27/2015 (b)	1,500	1,500	Banks - 2.58%
0.17%, 07/29/2015 (b)	1,500	1,500	Bank of America NA
Thunder Bay Funding LLC			0.21%, 07/14/2015	2,100		2,100
0.21%, 07/16/2015 (b)	1,600	1,600	0.22%, 08/17/2015	2,200		2,200
		$62,366	0.23%, 09/18/2015	1,300		1,300
			Bank of Nova Scotia/Houston
Electric - 5.16%			0.44%, 05/11/2016 (a),(e)	1,400		1,400
GDF Suez						$7,000
0.17%, 07/01/2015 (b)	2,000	2,000	TOTAL CERTIFICATE OF DEPOSIT			$7,000
0.17%, 07/22/2015 (b)	2,000	2,000
0.18%, 08/12/2015 (b)	2,200	2,199		Maturity
			REPURCHASE AGREEMENTS - 1.85%	Amount (000's)	Value (000	's)
Oglethorpe Power Corp
0.15%, 07/10/2015 (b)	1,900	1,900	Banks - 1.85%
0.18%, 07/14/2015 (b)	2,000	2,000	Merrill Lynch Repurchase Agreement; 0.07% $	5,040		$5,040
Southern Co Funding Corp			dated 06/30/2015 maturing 07/01/2015
0.22%, 07/09/2015 (b)	1,900	1,900	(collateralized by US Government
0.25%, 07/28/2015 (b)	2,000	2,000	Security; $5,140,800; 1.38%; dated
		$13,999	01/31/2020)

Healthcare - Products - 0.77%			TOTAL REPURCHASE AGREEMENTS			$5,040
Danaher Corp			Total Investments			$271,058
0.18%, 07/10/2015 (b)	2,100	2,100
			Other Assets in Excess of Liabilities, Net - 0.17%			$448
			TOTAL NET ASSETS - 100.00%			$271,506
Insurance - 4.16%
Prudential Funding LLC (credit support from
Prudential Financial Inc)			(a)	Variable Rate. Rate shown is in effect at June 30, 2015.
0.05%, 07/01/2015 (d)	6,000	6,000	(b)		Security exempt from registration under Rule 144A of the Securities Act of
Prudential PLC			1933. These securities may be resold in transactions exempt from
0.20%, 07/07/2015 (b)	1,300	1,300	registration, normally to qualified institutional buyers. At the end of the
0.20%, 08/18/2015 (b)	1,800	1,799	period, the value of these securities totaled $143,551 or 52.87% of net
0.23%, 07/20/2015 (b)	2,200	2,200	assets.
		$11,299	(c)		Security is Illiquid. At the end of the period, the value of these securities
			totaled $4,000 or 1.47% of net assets.
Investment Companies - 1.88%			(d)		Credit support indicates investments that benefit from credit enhancement
Alpine Securitization Corp			or liquidity support provided by a third party bank, institution, or
0.20%, 07/13/2015 (b)	1,400	1,400	government
			agency.
0.23%, 07/31/2015 (b)	1,700	1,700	(e)
			Security issued by foreign bank and denominated in USD.
0.23%, 08/10/2015 (b)	2,000	1,999
		$5,099

Oil & Gas - 1.84%			Portfolio Summary (unaudited)
Exxon Mobil Corp			Sector			Percent
0.04%, 07/01/2015	5,000	5,000	Financial			64.04%
			Insured			7.06%
Pharmaceuticals - 0.74%			Exchange Traded Funds			6.15%
Novartis Finance Corp (credit support from			Asset Backed Securities			5.65%
Novartis AG)			Consumer, Non-cyclical			5.63%
0.08%, 07/08/2015 (b),(d)	2,000	2,000	Utilities			5.16%
			Energy			2.61%
			Consumer, Cyclical			2.14%
Pipelines - 0.77%			Technology			0.77%
Questar Corp			Government			0.62%
0.12%, 07/01/2015 (b)	2,100	2,100	Other Assets in Excess of Liabilities, Net			0.17%
			TOTAL NET ASSETS			100.00%
REITS - 1.95%
Simon Property Group LP
0.15%, 07/23/2015 (b)	1,200	1,200
0.15%, 07/27/2015 (b)	2,100	2,100
0.17%, 08/05/2015 (b)	2,000	1,999
		$5,299

Retail - 0.74%
Wal-Mart Stores Inc
0.05%, 07/06/2015 (b)	2,000	2,000

See accompanying notes.

57

Schedule of Investments
Principal Capital Appreciation Account
June 30, 2015 (unaudited)

COMMON STOCKS - 97.91%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 2.98%			Distribution & Wholesale - 0.46%
Boeing Co/The	18,783	$2,605	Pool Corp	11,490	$806
Northrop Grumman Corp	10,201	1,618
Teledyne Technologies Inc (a)	9,512	1,004
			Diversified Financial Services - 3.60%
		$5,227	Ameriprise Financial Inc	6,517	814
Airlines - 0.32%			Charles Schwab Corp/The	60,342	1,970
Alaska Air Group Inc	8,831	569	FNF Group	28,506	1,055
			Franklin Resources Inc	34,620	1,697
			T Rowe Price Group Inc	9,894	769
Apparel - 1.87%					$6,305
Nike Inc	28,009	3,026
Ralph Lauren Corp	1,884	249	Electric - 1.06%
		$3,275	Duke Energy Corp	16,014	1,131
			Xcel Energy Inc	22,554	726
Automobile Manufacturers - 0.98%					$1,857
PACCAR Inc	26,949	1,720
			Electronics - 3.34%
			Corning Inc	33,743	666
Automobile Parts & Equipment - 1.56%			FEI Co	6,391	530
Autoliv Inc	9,640	1,125	FLIR Systems Inc	9,738	300
Johnson Controls Inc	32,436	1,607	Thermo Fisher Scientific Inc	14,163	1,838
		$2,732	Trimble Navigation Ltd (a)	23,473	550
			Waters Corp (a)	15,375	1,974
Banks - 7.41%
East West Bancorp Inc	21,586	968			$5,858
Goldman Sachs Group Inc/The	4,392	917	Engineering & Construction - 0.06%
JP Morgan Chase & Co	30,020	2,034	Granite Construction Inc	2,980	106
PNC Financial Services Group Inc/The	23,043	2,204
State Street Corp	7,118	548
SVB Financial Group (a)	7,400	1,065	Environmental Control - 0.73%
US Bancorp/MN	37,661	1,635	Stericycle Inc (a)	1,969	264
Wells Fargo & Co	64,249	3,613	Waste Connections Inc	21,718	1,023
		$12,984			$1,287

Beverages - 1.74%			Food - 2.70%
Ambev SA ADR	68,509	418	Dairy Farm International Holdings Ltd ADR	7,529	326
Brown-Forman Corp	7,889	790	General Mills Inc	18,611	1,037
Coca-Cola Co/The	30,780	1,208	Kroger Co/The	20,471	1,484
PepsiCo Inc	6,847	639	McCormick & Co Inc/MD	13,277	1,075
		$3,055	Safeway, Inc. - CVR - Casa Ley (a),(b)	825	—
			Safeway, Inc. - CVR - Property Development	825	—
Biotechnology - 0.79%			Centers (a),(b),(c)
Gilead Sciences Inc	11,864	1,389	Whole Foods Market Inc	20,559	811
					$4,733
Building Materials - 0.52%			Gas - 1.46%
Apogee Enterprises Inc	17,195	905	Sempra Energy	25,935	2,566

Chemicals - 2.39%			Healthcare - Products - 2.97%
EI du Pont de Nemours & Co	19,711	1,260	Becton Dickinson and Co	10,266	1,454
FMC Corp	13,049	686	Bio-Techne Corp	9,133	899
International Flavors & Fragrances Inc	10,226	1,118	Edwards Lifesciences Corp (a)	7,856	1,119
PPG Industries Inc	9,860	1,131	Halyard Health Inc (a)	13,997	567
		$4,195	Medtronic PLC	7,590	562
			Varian Medical Systems Inc (a)	7,252	612
Commercial Services - 0.75%
Robert Half International Inc	11,098	616			$5,213
TrueBlue Inc (a)	23,142	692
			Healthcare - Services - 1.64%
		$1,308	DaVita HealthCare Partners Inc (a)	17,028	1,353
Computers - 5.41%			Universal Health Services Inc	10,655	1,514
Apple Inc	48,065	6,029			$2,867
EMC Corp/MA	61,022	1,610	Housewares - 0.33%
International Business Machines Corp	8,931	1,453	Tupperware Brands Corp	8,861	572
Teradata Corp (a)	10,473	387
		$9,479
			Insurance - 2.15%
Consumer Products - 0.86%			ACE Ltd	11,012	1,120
Kimberly-Clark Corp	6,162	653	Chubb Corp/The	9,658	919
WD-40 Co	9,845	858	MetLife Inc	12,335	690
		$1,511	XL Group PLC	28,015	1,042
Cosmetics & Personal Care - 0.66%					$3,771
Procter & Gamble Co/The	14,694	1,150	Internet - 3.01%
			Amazon.com Inc (a)	4,080	1,771
			eBay Inc (a)	9,376	565
			Google Inc - A Shares (a)	3,456	1,866

See accompanying notes.

58

Schedule of Investments
Principal Capital Appreciation Account
June 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value (000	's)

Internet (continued)			Retail (continued)
Google Inc - C Shares (a)	1,556	$810	Costco Wholesale Corp	21,187	$2,861
LinkedIn Corp (a)	1,251	259	CVS Health Corp	21,080	2,211
		$5,271	Home Depot Inc/The	11,744	1,305
			Nordstrom Inc	24,706	1,841
Iron & Steel - 0.71%			Starbucks Corp	50,882	2,728
Reliance Steel & Aluminum Co	15,822	957			$11,951
Schnitzer Steel Industries Inc	16,586	290
		$1,247	Savings & Loans - 0.40%
			Washington Federal Inc	29,750	695
Leisure Products & Services - 1.06%
Carnival Corp	18,204	899
Harley-Davidson Inc	17,162	967	Semiconductors - 2.94%
		$1,866	Applied Materials Inc	36,926	710
			Avago Technologies Ltd	3,670	488
Machinery - Construction & Mining - 0.15%			Intel Corp	32,638	993
Caterpillar Inc	3,097	263	Lam Research Corp	12,433	1,011
			Microchip Technology Inc	25,001	1,185
Machinery - Diversified - 1.29%			Qualcomm Inc	12,308	771
Deere & Co	21,573	2,093			$5,158
Tennant Co	2,691	176	Software - 6.48%
		$2,269	Adobe Systems Inc (a)	32,789	2,656
			Autodesk Inc (a)	13,939	698
Media - 2.36%
Viacom Inc	18,813	1,216	Fair Isaac Corp	15,329	1,392
Walt Disney Co/The	25,519	2,913	Microsoft Corp	67,207	2,967
		$4,129	Omnicell Inc (a)	16,077	606
			Oracle Corp	54,340	2,190
Metal Fabrication & Hardware - 0.50%			Tyler Technologies Inc (a)	6,577	851
Precision Castparts Corp	4,423	884			$11,360

			Telecommunications - 2.42%
Miscellaneous Manufacturing - 2.00%			China Mobile Ltd ADR	1,358	87
AptarGroup Inc	16,570	1,057	Cisco Systems Inc	31,747	872
Crane Co	10,394	610	Polycom Inc (a)	27,677	316
Donaldson Co Inc	8,372	300	Verizon Communications Inc	63,483	2,959
General Electric Co	58,079	1,543			$4,234
		$3,510
			Toys, Games & Hobbies - 0.50%
Oil & Gas - 6.04%			Hasbro Inc	11,655	872
Apache Corp	11,632	670
Chevron Corp	24,153	2,330
Devon Energy Corp	25,184	1,498	Transportation - 1.43%
Energen Corp	13,565	927	Expeditors International of Washington Inc	28,065	1,294
Exxon Mobil Corp	32,986	2,745	Union Pacific Corp	12,707	1,212
HollyFrontier Corp	17,172	733			$2,506
Occidental Petroleum Corp	21,526	1,674	Trucking & Leasing - 0.12%
		$10,577	Greenbrier Cos Inc/The	4,494	211
Oil & Gas Services - 0.86%
Natural Gas Services Group Inc (a)	17,081	390
			Water - 0.28%
Schlumberger Ltd	12,949	1,116	California Water Service Group	21,159	483
		$1,506

Pharmaceuticals - 6.87%			TOTAL COMMON STOCKS		$171,597
Abbott Laboratories	26,926	1,321	INVESTMENT COMPANIES - 2.22%	Shares Held	Value (000	's)
AbbVie Inc	15,928	1,070
Allergan PLC (a)	5,570	1,690	Publicly Traded Investment Fund - 2.22%
Bristol-Myers Squibb Co	19,501	1,298	BlackRock Liquidity Funds FedFund Portfolio	3,891,704	3,892
Johnson & Johnson	20,723	2,020	TOTAL INVESTMENT COMPANIES		$3,892
McKesson Corp	12,736	2,863
Perrigo Co PLC	2,510	464	Total Investments		$175,489
Teva Pharmaceutical Industries Ltd ADR	8,646	511	Liabilities in Excess of Other Assets, Net - (0.13)%			$(234)
VCA Inc (a)	14,642	797	TOTAL NET ASSETS - 100.00%		$175,255
		$12,034

REITS - 2.93%			(a) Non-Income Producing Security
Alexandria Real Estate Equities Inc	11,353	993	(b)		Fair value of these investments is determined in good faith by the Manager
Essex Property Trust Inc	3,172	674	under procedures established and periodically reviewed by the Board of
HCP Inc	10,662	389	Directors. At the end of the period, the fair value of these securities totaled
Plum Creek Timber Co Inc	34,283	1,391	$0 or 0.00% of net assets.
Sabra Health Care REIT Inc	17,092	440	(c)		Security is Illiquid. At the end of the period, the value of these securities
Ventas Inc	15,697	974	totaled $0 or 0.00% of net assets.
Weyerhaeuser Co	8,573	270
		$5,131

Retail - 6.82%
Copart Inc (a)	28,329	1,005

See accompanying notes.

59

Schedule of Investments
Principal Capital Appreciation Account
June 30, 2015 (unaudited)

Portfolio Summary (unaudited)
Sector	Percent
Consumer, Non-cyclical	18.98%
Financial	16.49%
Technology	14.83%
Consumer, Cyclical	13.90%
Industrial	13.12%
Communications	7.79%
Energy	6.90%
Basic Materials	3.10%
Utilities	2.80%
Exchange Traded Funds	2.22%
Liabilities in Excess of Other Assets, Net	(0.13)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

60

Schedule of Investments
Real Estate Securities Account
June 30, 2015 (unaudited)

COMMON STOCKS - 99.24%	Shares Held	Value (000	's)

Healthcare - Services - 1.11%
Brookdale Senior Living Inc (a)	48,635		$1,687

REITS - 98.13%
Alexandria Real Estate Equities Inc	34,000		2,974
American Realty Capital Properties Inc	150,328		1,222
American Tower Corp	26,399		2,463
Apartment Investment & Management Co	133,700		4,938
AvalonBay Communities Inc	37,155		5,940
Boston Properties Inc	54,102		6,549
Camden Property Trust	36,783		2,732
CBL & Associates Properties Inc	14,628		237
CubeSmart	132,382		3,066
CyrusOne Inc	33,978		1,001
DDR Corp	166,999		2,582
Duke Realty Corp	133,330		2,476
Education Realty Trust Inc	44,268		1,388
EPR Properties	49,789		2,727
Equity One Inc	113,339		2,645
Equity Residential	72,357		5,077
Essex Property Trust Inc	38,016		8,078
Extra Space Storage Inc	16,640		1,085
Federal Realty Investment Trust	22,648		2,901
First Industrial Realty Trust Inc	179,242		3,357
General Growth Properties Inc	231,853		5,949
GEO Group Inc/The	8,613		294
Health Care REIT Inc	101,093		6,635
Host Hotels & Resorts Inc	250,157		4,961
Hudson Pacific Properties Inc	52,075		1,477
Kilroy Realty Corp	55,696		3,740
Macerich Co/The	6,800		507
Pebblebrook Hotel Trust	100,350		4,303
Prologis Inc	165,613		6,144
Public Storage	48,077		8,864
Saul Centers Inc	33,004		1,623
Simon Property Group Inc	102,287		17,698
SL Green Realty Corp	59,740		6,565
STORE Capital Corp	43,169		868
Strategic Hotels & Resorts Inc (a)	197,896		2,399
Sun Communities Inc	36,392		2,250
Sunstone Hotel Investors Inc	188,614		2,831
Ventas Inc	114,424		7,105
Vornado Realty Trust	21,853		2,075
WP GLIMCHER Inc	16,646		225
			$149,951
TOTAL COMMON STOCKS			$151,638
INVESTMENT COMPANIES - 0.00%	Shares Held	Value (000	's)

Publicly Traded Investment Fund - 0.00%
BlackRock Liquidity Funds FedFund Portfolio	1,895		2

TOTAL INVESTMENT COMPANIES			$2
Total Investments			$151,640
Other Assets in Excess of Liabilities, Net - 0.76%			$1,167
TOTAL NET ASSETS - 100.00%			$152,807

(a) Non-Income Producing Security

Portfolio Summary (unaudited)

Sector			Percent
Financial			98.13%
Consumer, Non-cyclical			1.11%
Exchange Traded Funds			0.00%
Other Assets in Excess of Liabilities, Net			0.76%
TOTAL NET ASSETS			100.00%

See accompanying notes.

61

Schedule of Investments
SAM Balanced Portfolio
June 30, 2015 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 51.00%
Blue Chip Fund (a)	2,602,916	$41,178
Diversified International Fund (a)	1,240,892	14,903
Global Diversified Income Fund (a)	1,286,793	17,861
Global Multi-Strategy Fund (a)	6,172,366	68,637
Global Real Estate Securities Fund (a)	2,005,409	17,928
High Yield Fund (a)	2,969,203	21,913
Inflation Protection Fund (a)	1,611,737	13,652
International Emerging Markets Fund (a)	572,767	13,706
LargeCap Growth Fund (a)	7,313,001	83,734
LargeCap Value Fund (a)	5,085,942	64,642
MidCap Value Fund I (a)	1,125,719	16,728
Preferred Securities Fund (a)	365,909	3,721
Principal Capital Appreciation Fund (a)	737,183	44,179
SmallCap Growth Fund I (a)	73,759	969
SmallCap Value Fund II (a)	498,756	6,758
Small-MidCap Dividend Income Fund (a)	1,987,414	27,009
		$457,518

Principal Variable Contracts Funds, Inc. Class 1 - 49.02%
Diversified International Account (a)	3,429,757	51,172
Equity Income Account (a)	4,293,059	98,955
Government & High Quality Bond Account (a)	6,257,725	65,644
Income Account (a)	11,903,356	129,151
MidCap Account (a)	866,209	55,316
Short-Term Income Account (a)	15,121,113	39,466
		$439,704
TOTAL INVESTMENT COMPANIES		$897,222
Total Investments		$897,222
Liabilities in Excess of Other Assets, Net - (0.02)%		$(198)
TOTAL NET ASSETS - 100.00%		$897,024

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	49.00%
Fixed Income Funds	30.49%
International Equity Funds	10.89%
Specialty Funds	9.64%
Liabilities in Excess of Other Assets, Net	(0.02)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

62

Schedule of Investments
SAM Balanced Portfolio
June 30, 2015 (unaudited)

	December 31,	December 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales	June 30, 2015 June 30, 2015
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	2,782,489	$39,000	3,938	$64	183,511	$2,916	2,602,916	$36,167
Diversified International Account	5,052,004	53,927	4,095	62	1,626,342	22,733	3,429,757	34,791
Diversified International Fund	—	—	1,240,892	15,040	—	—	1,240,892	15,040
Equity Income Account	4,692,543	52,332	—	—	399,484	9,327	4,293,059	47,474
Global Diversified Income Fund	1,338,732	18,057	29,828	420	81,767	1,156	1,286,793	17,319
Global Multi-Strategy Fund	4,448,034	46,633	1,724,333	18,975	—	—	6,172,367	65,608
Global Real Estate Securities Fund	1,013,697	8,193	1,046,237	10,025	54,525	500	2,005,409	17,685
Government & High Quality Bond	6,654,476	65,657	18,955	199	415,706	4,377	6,257,725	61,516
Account
High Yield Fund	2,590,684	17,625	378,519	2,797	—	—	2,969,203	20,422
Income Account	12,440,973	121,674	—	—	537,617	5,864	11,903,356	115,889
Inflation Protection Fund	1,295,128	11,148	330,433	2,802	13,824	120	1,611,737	13,831
International Emerging Markets Fund	655,350	15,441	151,351	3,589	233,934	5,408	572,767	13,495
LargeCap Growth Fund	7,813,229	84,220	10,989	127	511,217	5,779	7,313,001	78,339
LargeCap Value Fund	8,194,515	106,259	21,166	272	3,129,739	39,596	5,085,942	65,657
MidCap Account	905,088	39,930	1,368	89	40,247	2,614	866,209	37,628
MidCap Value Fund I	242,199	3,953	883,521	12,949	—	—	1,125,720	16,902
Preferred Securities Fund	371,056	2,083	9,305	96	14,452	150	365,909	2,058
Principal Capital Appreciation Fund	874,988	44,541	—	—	137,805	8,327	737,183	37,265
Short-Term Income Account	16,080,585	40,843	76,499	199	1,035,971	2,698	15,121,113	38,329
SmallCap Growth Fund I	73,759	747	—	—	—	—	73,759	747
SmallCap Value Fund II	498,756	5,013	—	—	—	—	498,756	5,013
Small-MidCap Dividend Income Fund	2,065,534	22,800	24,696	342	102,816	1,438	1,987,414	21,698
		$800,076		$68,047		$113,003		$762,873

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$—			$19			$—
Diversified International Account		—			3,535			—
Diversified International Fund		—			—			—
Equity Income Account		—			4,469			—
Global Diversified Income Fund		382			(2)			—
Global Multi-Strategy Fund		—			—			—
Global Real Estate Securities Fund		181			(33)			—
Government & High Quality Bond Account		—			37			—
High Yield Fund		614			—			—
Income Account		—			79			—
Inflation Protection Fund		—			1			—
International Emerging Markets Fund		—			(127)			—
LargeCap Growth Fund		—			(229)			—
LargeCap Value Fund		—			(1,278)			—
MidCap Account		—			223			—
MidCap Value Fund I		—			—			—
Preferred Securities Fund		96			29			—
Principal Capital Appreciation Fund		—			1,051			—
Short-Term Income Account		—			(15)			—
SmallCap Growth Fund I		—			—			—
SmallCap Value Fund II		—			—			—
Small-MidCap Dividend Income Fund		303			(6)			—
		$1,576			$7,753			$—
Amounts in thousands except shares

See accompanying notes.

63

		Schedule of Investments
	SAM Conservative Balanced Portfolio
		June 30, 2015 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 42.69%
Blue Chip Fund (a)	390,801	$6,183
Diversified International Fund (a)	207,855	2,496
Global Diversified Income Fund (a)	522,781	7,256
Global Multi-Strategy Fund (a)	1,077,665	11,984
Global Real Estate Securities Fund (a)	372,538	3,331
High Yield Fund (a)	1,462,477	10,793
Inflation Protection Fund (a)	604,461	5,120
International Emerging Markets Fund (a)	95,958	2,296
LargeCap Growth Fund (a)	1,291,680	14,790
LargeCap Value Fund (a)	892,072	11,338
MidCap Value Fund I (a)	276,932	4,115
Preferred Securities Fund (a)	113,152	1,151
Principal Capital Appreciation Fund (a)	137,127	8,218
SmallCap Growth Fund I (a)	20,894	274
SmallCap Value Fund II (a)	73,229	992
Small-MidCap Dividend Income Fund (a)	312,201	4,243
		$94,580

Principal Variable Contracts Funds, Inc. Class 1 - 57.33%
Bond & Mortgage Securities Account (a)	369,167	4,238
Diversified International Account (a)	549,281	8,195
Equity Income Account (a)	636,575	14,673
Government & High Quality Bond Account (a)	2,623,750	27,523
Income Account (a)	4,402,337	47,765
MidCap Account (a)	125,898	8,040
Short-Term Income Account (a)	6,358,896	16,597
		$127,031
TOTAL INVESTMENT COMPANIES		$221,611
Total Investments		$221,611
Liabilities in Excess of Other Assets, Net - (0.02)%		$(51)
TOTAL NET ASSETS - 100.00%		$221,560

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	51.08%
Domestic Equity Funds	32.89%
Specialty Funds	8.68%
International Equity Funds	7.37%
Liabilities in Excess of Other Assets, Net	(0.02)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

64

Schedule of Investments
SAM Conservative Balanced Portfolio
June 30, 2015 (unaudited)

	December 31,	December 31,
Affiliated Securities	2014	2014		Purchases	Purchases	Sales	Sales	June 30, 2015 June 30, 2015
	Shares	Cost		Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	397,512	$5,444		11,491	$184	18,202	$289	390,801	$5,338
Bond & Mortgage Securities Account	396,098	4,603		—	—	26,931	312	369,167	4,287
Diversified International Account	796,751	8,228		10,836	164	258,306	3,604	549,281	5,344
Diversified International Fund	—	—		207,855	2,519	—	—	207,855	2,519
Equity Income Account	666,857	7,436		15,112	356	45,394	1,061	636,575	7,056
Global Diversified Income Fund	528,519	7,176		23,754	336	29,492	416	522,781	7,086
Global Multi-Strategy Fund	897,556	9,492		180,109	1,989	—	—	1,077,665	11,481
Global Real Estate Securities Fund	281,701	2,288		118,099	1,123	27,262	250	372,538	3,148
Government & High Quality Bond	2,670,835	26,905		89,444	944	136,529	1,437	2,623,750	26,415
Account
High Yield Fund	1,364,721	9,477		178,353	1,317	80,597	600	1,462,477	10,172
Income Account	4,494,303	44,866		122,696	1,342	214,662	2,340	4,402,337	43,886
Inflation Protection Fund	412,086	3,547		192,376	1,643	—	—	604,462	5,190
International Emerging Markets Fund	109,246	2,563		31,140	739	44,428	1,027	95,958	2,251
LargeCap Growth Fund	1,376,642	14,994		—	—	84,962	959	1,291,680	13,977
LargeCap Value Fund	1,313,046	16,996		27,765	356	448,739	5,711	892,072	11,492
MidCap Account	127,557	5,216		5,757	348	7,416	481	125,898	5,116
MidCap Value Fund I	117,560	1,898		159,372	2,337	—	—	276,932	4,235
Preferred Securities Fund	110,275	619		2,877	30	—	—	113,152	649
Principal Capital Appreciation Fund	156,440	7,964		—	—	19,313	1,163	137,127	6,932
Short-Term Income Account	6,529,387	16,430		225,670	589	396,161	1,032	6,358,896	15,980
SmallCap Growth Fund I	20,894	212		—	—	—	—	20,894	212
SmallCap Value Fund II	73,229	726		—	—	—	—	73,229	726
Small-MidCap Dividend Income Fund	331,050	3,592		3,445	48	22,294	313	312,201	3,326
		$200,672			$16,364		$20,995		$196,818

					Realized Gain/Loss			Realized Gain from
		Income			on Investments		Capital Gain Distributions
Blue Chip Fund			$—			$(1)			$—
Bond & Mortgage Securities Account			—			(4)			—
Diversified International Account			—			556			—
Diversified International Fund			—			—			—
Equity Income Account			—			325			—
Global Diversified Income Fund			152			(10)			—
Global Multi-Strategy Fund			—			—			—
Global Real Estate Securities Fund			34			(13)			—
Government & High Quality Bond Account			—			3			—
High Yield Fund			316			(22)			—
Income Account			—			18			—
Inflation Protection Fund			—			—			—
International Emerging Markets Fund			—			(24)			—
LargeCap Growth Fund			—			(58)			—
LargeCap Value Fund			—			(149)			—
MidCap Account			—			33			—
MidCap Value Fund I			—			—			—
Preferred Securities Fund			30			—			—
Principal Capital Appreciation Fund			—			131			—
Short-Term Income Account			—			(7)			—
SmallCap Growth Fund I			—			—			—
SmallCap Value Fund II			—			—			—
Small-MidCap Dividend Income Fund			48			(1)			—
			$580			$777			$—
Amounts in thousands except shares

See accompanying notes.

65

Schedule of Investments
SAM Conservative Growth Portfolio
June 30, 2015 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 62.67%
Blue Chip Fund (a)	1,118,903	$17,701
Diversified International Fund (a)	602,666	7,238
Diversified Real Asset Fund (a)	878,047	10,466
Global Multi-Strategy Fund (a)	2,745,114	30,526
Global Real Estate Securities Fund (a)	894,346	7,995
High Yield Fund (a)	254,478	1,878
International Emerging Markets Fund (a)	83,912	2,008
LargeCap Growth Fund (a)	3,336,119	38,199
LargeCap Value Fund (a)	2,439,158	31,002
MidCap Value Fund I (a)	533,072	7,921
Origin Emerging Markets Fund (a),(b)	331,658	3,340
Preferred Securities Fund (a)	36,365	370
Principal Capital Appreciation Fund (a)	333,904	20,011
SmallCap Growth Fund I (a)	50,087	658
SmallCap Value Fund II (a)	123,629	1,675
Small-MidCap Dividend Income Fund (a)	888,993	12,081
		$193,069

Principal Variable Contracts Funds, Inc. Class 1 - 37.36%
Diversified International Account (a)	1,440,415	21,491
Equity Income Account (a)	1,705,794	39,318
Government & High Quality Bond Account (a)	718,742	7,540
Income Account (a)	1,403,485	15,228
MidCap Account (a)	419,130	26,766
Short-Term Income Account (a)	1,814,722	4,736
		$115,079
TOTAL INVESTMENT COMPANIES		$308,148
Total Investments		$308,148
Liabilities in Excess of Other Assets, Net - (0.03)%		$(86)
TOTAL NET ASSETS - 100.00%		$308,062

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	63.40%
International Equity Funds	13.66%
Specialty Funds	13.31%
Fixed Income Funds	9.66%
Liabilities in Excess of Other Assets, Net	(0.03)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

66

Schedule of Investments
SAM Conservative Growth Portfolio
June 30, 2015 (unaudited)

	December 31,	December 31,
Affiliated Securities	2014	2014		Purchases	Purchases	Sales	Sales	June 30, 2015 June 30, 2015
	Shares	Cost		Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	1,121,994	$15,701		42,745	$672	45,836	$733	1,118,903	$15,647
Diversified International Account	2,094,008	26,131		35,193	528	688,786	9,657	1,440,415	16,822
Diversified International Fund	—	—		602,666	7,305	—	—	602,666	7,305
Diversified Real Asset Fund	871,224	10,211		28,721	348	21,898	266	878,047	10,283
Equity Income Account	1,830,072	20,448		46,815	1,090	171,093	4,009	1,705,794	18,948
Global Multi-Strategy Fund	2,098,559	22,401		727,665	8,023	81,110	909	2,745,114	29,510
Global Real Estate Securities Fund	797,815	6,823		204,330	1,950	107,799	998	894,346	7,733
Government & High Quality Bond	720,217	6,965		24,816	261	26,291	276	718,742	6,951
Account
High Yield Fund	233,667	1,574		20,811	153	—	—	254,478	1,727
Income Account	1,255,785	12,061		175,593	1,907	27,893	304	1,403,485	13,666
International Emerging Markets Fund	300,706	7,077		—	—	216,794	5,108	83,912	1,948
LargeCap Growth Fund	3,338,967	36,250		105,877	1,204	108,725	1,233	3,336,119	36,159
LargeCap Value Fund	3,267,577	42,345		46,753	598	875,172	11,066	2,439,158	31,509
MidCap Account	352,126	16,536		81,815	4,920	14,811	956	419,130	20,543
MidCap Value Fund I	166,656	2,692		385,332	5,640	18,916	287	533,072	8,018
Origin Emerging Markets Fund	—	—		331,658	3,300	—	—	331,658	3,300
Preferred Securities Fund	35,441	215		925	10	—	—	36,366	225
Principal Capital Appreciation Fund	363,569	18,505		7,258	435	36,923	2,238	333,904	16,876
Short-Term Income Account	1,716,244	4,383		98,478	257	—	—	1,814,722	4,640
SmallCap Growth Fund I	50,087	507		—	—	—	—	50,087	507
SmallCap Value Fund II	123,629	1,218		—	—	—	—	123,629	1,218
Small-MidCap Dividend Income Fund	881,832	10,043		40,700	567	33,539	471	888,993	10,137
		$262,086			$39,168		$38,511		$263,672

					Realized Gain/Loss			Realized Gain from
		Income			on Investments		Capital Gain Distributions
Blue Chip Fund			$—			$7			$—
Diversified International Account			—			(180)			—
Diversified International Fund			—			—			—
Diversified Real Asset Fund			—			(10)			—
Equity Income Account			—			1,419			—
Global Multi-Strategy Fund			—			(5)			—
Global Real Estate Securities Fund			85			(42)			—
Government & High Quality Bond Account			—			1			—
High Yield Fund			54			—			—
Income Account			—			2			—
International Emerging Markets Fund			—			(21)			—
LargeCap Growth Fund			—			(62)			—
LargeCap Value Fund			—			(368)			—
MidCap Account			—			43			—
MidCap Value Fund I			—			(27)			—
Origin Emerging Markets Fund			—			—			—
Preferred Securities Fund			10			—			—
Principal Capital Appreciation Fund			—			174			—
Short-Term Income Account			—			—			—
SmallCap Growth Fund I			—			—			—
SmallCap Value Fund II			—			—			—
Small-MidCap Dividend Income Fund			132			(2)			—
			$281			$929			$—
Amounts in thousands except shares

See accompanying notes.

67

Schedule of Investments
SAM Flexible Income Portfolio
June 30, 2015 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 35.93%
Blue Chip Fund (a)	77,222	$1,222
Diversified International Fund (a)	173,267	2,081
Global Diversified Income Fund (a)	1,085,437	15,066
Global Real Estate Securities Fund (a)	245,227	2,192
High Yield Fund (a)	2,483,835	18,331
Inflation Protection Fund (a)	1,231,074	10,427
International Emerging Markets Fund (a)	89,090	2,132
LargeCap Growth Fund (a)	843,046	9,653
LargeCap Value Fund (a)	827,183	10,513
Preferred Securities Fund (a)	198,350	2,017
SmallCap Growth Fund I (a)	20,056	263
Small-MidCap Dividend Income Fund (a)	755,542	10,268
		$84,165

Principal Variable Contracts Funds, Inc. Class 1 - 64.09%
Bond & Mortgage Securities Account (a)	443,644	5,093
Diversified International Account (a)	116,229	1,734
Equity Income Account (a)	1,006,973	23,211
Government & High Quality Bond Account (a)	2,337,876	24,525
Income Account (a)	6,733,827	73,062
Short-Term Income Account (a)	8,632,676	22,531
		$150,156
TOTAL INVESTMENT COMPANIES		$234,321
Total Investments		$234,321
Liabilities in Excess of Other Assets, Net - (0.02)%		$(55)
TOTAL NET ASSETS - 100.00%		$234,266

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	66.58%
Domestic Equity Funds	23.53%
Specialty Funds	6.43%
International Equity Funds	3.48%
Liabilities in Excess of Other Assets, Net	(0.02)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

68

Schedule of Investments
SAM Flexible Income Portfolio
June 30, 2015 (unaudited)

	December 31,	December 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales	June 30, 2015 June 30, 2015
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	166,707	$2,149	— $	—	89,485	$1,423	77,222	$984
Bond & Mortgage Securities Account	480,945	5,545	14,158	164	51,459	596	443,644	5,107
Diversified International Account	300,456	2,770	—	—	184,227	2,559	116,229	947
Diversified International Fund	—	—	173,267	2,100	—	—	173,267	2,100
Equity Income Account	1,035,499	14,144	32,657	767	61,183	1,434	1,006,973	13,483
Global Diversified Income Fund	1,094,973	14,933	55,632	785	65,168	918	1,085,437	14,761
Global Real Estate Securities Fund	264,882	1,968	2,320	22	21,975	213	245,227	1,789
Government & High Quality Bond	2,353,313	23,239	107,713	1,135	123,150	1,296	2,337,876	23,083
Account
High Yield Fund	1,949,914	13,756	695,937	5,115	162,016	1,207	2,483,835	17,600
Income Account	6,622,511	66,362	370,260	4,033	258,944	2,822	6,733,827	67,556
Inflation Protection Fund	1,168,795	10,067	72,364	618	10,085	86	1,231,074	10,598
International Emerging Markets Fund	79,337	1,889	30,133	715	20,380	473	89,090	2,110
LargeCap Growth Fund	868,876	9,308	29,702	337	55,532	634	843,046	9,031
LargeCap Value Fund	1,019,252	13,233	36,686	471	228,755	2,916	827,183	10,706
Preferred Securities Fund	351,413	2,006	8,091	84	161,154	1,655	198,350	1,059
Short-Term Income Account	8,611,528	21,314	393,913	1,027	372,765	972	8,632,676	21,366
SmallCap Growth Fund I	20,056	203	—	—	—	—	20,056	203
Small-MidCap Dividend Income Fund	779,702	8,245	26,357	368	50,517	708	755,542	7,914
		$211,131		$17,741		$19,912		$210,397

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$—			$258			$—
Bond & Mortgage Securities Account		—			(6)			—
Diversified International Account		—			736			—
Diversified International Fund		—			—			—
Equity Income Account		—			6			—
Global Diversified Income Fund		317			(39)			—
Global Real Estate Securities Fund		22			12			—
Government & High Quality Bond Account		—			5			—
High Yield Fund		541			(64)			—
Income Account		—			(17)			—
Inflation Protection Fund		—			(1)			—
International Emerging Markets Fund		—			(21)			—
LargeCap Growth Fund		—			20			—
LargeCap Value Fund		—			(82)			—
Preferred Securities Fund		84			624			—
Short-Term Income Account		—			(3)			—
SmallCap Growth Fund I		—			—			—
Small-MidCap Dividend Income Fund		115			9			—
		$1,079			$1,437			$—
Amounts in thousands except shares

See accompanying notes.

69

Schedule of Investments
SAM Strategic Growth Portfolio
June 30, 2015 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 80.40%
Diversified International Fund (a)	1,366,442	$16,411
Global Multi-Strategy Fund (a)	1,761,087	19,583
Global Real Estate Securities Fund (a)	1,099,534	9,830
International Emerging Markets Fund (a)	124,997	2,991
LargeCap Growth Fund (a)	3,194,971	36,583
LargeCap Value Fund (a)	2,387,195	30,341
MidCap Value Fund I (a)	980,955	14,577
Origin Emerging Markets Fund (a),(b)	691,179	6,960
Principal Capital Appreciation Fund (a)	695,834	41,701
SmallCap Growth Fund I (a)	255,568	3,356
SmallCap Value Fund II (a)	350,271	4,746
Small-MidCap Dividend Income Fund (a)	709,747	9,646
		$196,725

Principal Variable Contracts Funds, Inc. Class 1 - 19.63%
Diversified International Account (a)	879,089	13,116
Equity Income Account (a)	1,514,433	34,907
		$48,023
TOTAL INVESTMENT COMPANIES		$244,748
Total Investments		$244,748
Liabilities in Excess of Other Assets, Net - (0.03)%		$(72)
TOTAL NET ASSETS - 100.00%		$244,676

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	71.87%
International Equity Funds	20.16%
Specialty Funds	8.00%
Liabilities in Excess of Other Assets, Net	(0.03)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

70

Schedule of Investments
SAM Strategic Growth Portfolio
June 30, 2015 (unaudited)

	December 31,	December 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales	June 30, 2015 June 30, 2015
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Diversified International Account	1,304,494	$14,885	32,435	$487	457,840	$6,411	879,089	$9,539
Diversified International Fund	—	—	1,366,442	16,562	—	—	1,366,442	16,562
Equity Income Account	1,621,596	19,876	85,126	1,973	192,289	4,504	1,514,433	17,864
Global Multi-Strategy Fund	446,248	4,977	1,348,596	14,847	33,757	378	1,761,087	19,444
Global Real Estate Securities Fund	1,125,328	9,486	92,911	881	118,705	1,118	1,099,534	9,242
International Emerging Markets Fund	382,516	9,096	5,835	139	263,354	6,205	124,997	2,947
LargeCap Growth Fund	3,675,275	39,379	116,536	1,299	596,840	6,858	3,194,971	34,199
LargeCap Value Fund	3,464,774	45,010	100,595	1,290	1,178,174	14,830	2,387,195	30,830
MidCap Value Fund I	581,999	9,405	424,852	6,230	25,896	393	980,955	15,204
Origin Emerging Markets Fund	—	—	691,179	6,878	—	—	691,179	6,878
Principal Capital Appreciation Fund	763,314	42,312	33,699	1,991	101,179	6,130	695,834	38,080
SmallCap Growth Fund I	362,606	3,708	—	—	107,038	1,411	255,568	2,533
SmallCap Value Fund II	373,985	3,631	—	—	23,714	324	350,271	3,332
Small-MidCap Dividend Income Fund	683,462	7,799	43,460	607	17,175	242	709,747	8,160
		$209,564		$53,184		$48,804		$214,814

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Diversified International Account		$—			$578			$—
Diversified International Fund		—			—			—
Equity Income Account		—			519			—
Global Multi-Strategy Fund		—			(2)			—
Global Real Estate Securities Fund		99			(7)			—
International Emerging Markets Fund		—			(83)			—
LargeCap Growth Fund		—			379			—
LargeCap Value Fund		—			(640)			—
MidCap Value Fund I		—			(38)			—
Origin Emerging Markets Fund		—			—			—
Principal Capital Appreciation Fund		—			(93)			—
SmallCap Growth Fund I		—			236			—
SmallCap Value Fund II		—			25			—
Small-MidCap Dividend Income Fund		105			(4)			—
		$204			$870			$—
Amounts in thousands except shares

See accompanying notes.

71

Schedule of Investments
Short-Term Income Account
June 30, 2015 (unaudited)

INVESTMENT COMPANIES - 2.74%		Shares Held Value (000's)			Principal
				BONDS (continued)	Amount (000's) Value (000's)
Publicly Traded Investment Fund - 2.74%
BlackRock Liquidity Funds FedFund Portfolio		6,984,452	$6,984	Automobile Asset Backed Securities (continued)
				Westlake Automobile Receivables Trust 2014-
TOTAL INVESTMENT COMPANIES			$6,984	2
				0.97%, 10/16/2017 (a),(b)	$437	$437
		Principal
BONDS - 96.83%		Amount (000's) Value (000's)		Westlake Automobile Receivables Trust 2015-
				1
Agriculture - 0.87%				1.17%, 03/15/2018 (a),(b)	750	750
Cargill Inc				Westlake Automobile Receivables Trust 2015-
6.00%, 11/27/2017 (a)		$2,000	$2,210	2
				1.28%, 07/16/2018 (a),(b),(c)	1,250	1,250
Airlines - 0.76%						$16,716
Delta Air Lines 2009-1 Class A Pass Through				Automobile Floor Plan Asset Backed Securities - 2.16%
Trust				CNH Wholesale Master Note Trust
7.75%, 06/17/2021		554	633	0.79%, 08/15/2019 (a),(b)	1,250	1,251
UAL 2009-1 Pass Through Trust				Ford Credit Floorplan Master Owner Trust A
10.40%, 05/01/2018		93	101	0.57%, 01/15/2018 (b)	500	500
UAL 2009-2A Pass Through Trust				Nissan Master Owner Trust Receivables
9.75%, 01/15/2017		1,097	1,193	0.49%, 02/15/2018 (b)	1,000	1,000
			$1,927	Volkswagen Credit Auto Master Trust
				0.54%, 07/22/2019 (a),(b)	1,000	999
Automobile Asset Backed Securities - 6.56%
AmeriCredit Automobile Receivables 2015-1				World Omni Master Owner Trust
0.77%, 04/09/2018		1,500	1,499	0.54%, 02/15/2018 (a),(b)	1,750	1,750
AmeriCredit Automobile Receivables Trust						$5,500
2013-5				Automobile Manufacturers - 2.84%
0.56%, 03/08/2017 (b)		64	64
				Daimler Finance North America LLC
AmeriCredit Automobile Receivables Trust				0.70%, 03/02/2018 (a),(b)	750	749
2014-1				1.38%, 08/01/2017 (a)	500	499
0.57%, 07/10/2017 (b)		321	321	1.65%, 03/02/2018 (a)	500	498
AmeriCredit Automobile Receivables Trust				Ford Motor Credit Co LLC
2014-2				3.98%, 06/15/2016	1,930	1,975
0.54%, 10/10/2017 (b)		976	975
				PACCAR Financial Corp
AmeriCredit Automobile Receivables Trust				0.88%, 12/06/2018 (b)	750	753
2014-3				1.45%, 03/09/2018	500	500
0.64%, 04/09/2018		1,055	1,055	2.20%, 09/15/2019	1,000	1,007
AmeriCredit Automobile Receivables Trust				Toyota Motor Credit Corp
2015-2				2.10%, 01/17/2019	1,250	1,255
0.83%, 09/10/2018 (b)		750	749
Capital Auto Receivables Asset Trust 2013-1						$7,236
0.97%, 01/22/2018		1,000	1,001	Banks - 15.93%
Capital Auto Receivables Asset Trust 2014-1				Bank of America NA
0.68%, 05/20/2016 (b)		220	220	0.57%, 06/15/2016 (b)	1,000	997
Capital Auto Receivables Asset Trust 2014-3				0.59%, 06/15/2017 (b)	750	744
0.51%, 02/21/2017 (b)		1,800	1,799	1.25%, 02/14/2017	500	500
CPS Auto Receivables Trust 2013-A				5.30%, 03/15/2017	3,900	4,131
1.31%, 06/15/2020 (a),(b)		1,094	1,091	Bank of New York Mellon Corp/The
CPS Auto Receivables Trust 2013-B				2.20%, 05/15/2019	1,000	1,004
1.82%, 09/15/2020 (a),(b)		608	608	BB&T Corp
CPS Auto Receivables Trust 2013-C				0.94%, 02/01/2019 (b)	500	500
1.64%, 04/16/2018 (a)		355	356	Branch Banking & Trust Co
CPS Auto Receivables Trust 2013-D				0.58%, 05/23/2017 (b)	1,750	1,742
1.54%, 07/16/2018 (a),(b)		431	431	0.61%, 09/13/2016 (b)	1,300	1,296
CPS Auto Receivables Trust 2014-C				Capital One Financial Corp
1.31%, 02/15/2019 (a),(b)		910	910	6.15%, 09/01/2016	1,316	1,389
CPS Auto Receivables Trust 2014-D				Capital One NA/Mclean VA
1.49%, 04/15/2019 (a)		812	816	0.96%, 02/05/2018 (b)	1,000	1,000
CPS Auto Trust				1.65%, 02/05/2018	1,000	992
1.48%, 03/16/2020 (a)		219	219	Citigroup Inc
Ford Credit Auto Owner Trust/Ford Credit				1.70%, 04/27/2018	1,500	1,490
2014-RE	V1			6.13%, 05/15/2018	2,000	2,232
2.26%, 11/15/2025 (a),(b)		1,000	1,012	Goldman Sachs Group Inc/The
Santander Drive Auto Receivables Trust 2014-				1.37%, 11/15/2018 (b)	1,250	1,261
1				1.44%, 04/23/2020 (b)	1,500	1,515
0.56%, 06/15/2017 (b)		83	83	2.60%, 04/23/2020	300	298
0.66%, 06/15/2017 (b)		364	364	JP Morgan Chase Bank NA
Santander Drive Auto Receivables Trust 2014-				5.88%, 06/13/2016	1,250	1,306
2				6.00%, 10/01/2017	3,000	3,271
0.54%, 07/17/2017 (b)		298	298	KeyBank NA/Cleveland OH
Santander Drive Auto Receivables Trust 2014-				1.70%, 06/01/2018	500	499
3				5.45%, 03/03/2016	1,075	1,108
0.54%, 08/15/2017 (b)		408	408	Morgan Stanley
				1.13%, 01/24/2019 (b)	2,750	2,749
				1.56%, 04/25/2018 (b)	1,500	1,522

See accompanying notes.

72

Schedule of Investments
Short-Term Income Account
June 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Banks (continued)			Electric - 4.84%
Morgan Stanley (continued)			Dominion Resources Inc/VA
1.88%, 01/05/2018	$500	$501	1.40%, 09/15/2017	$1,000	$1,000
National City Bank/Cleveland OH			Indiantown Cogeneration LP
0.65%, 06/07/2017 (b)	500	498	9.77%, 12/15/2020	413	473
PNC Bank NA			LG&E and KU Energy LLC
1.60%, 06/01/2018	750	749	2.13%, 11/15/2015	1,250	1,255
4.88%, 09/21/2017	1,700	1,815	NextEra Energy Capital Holdings Inc
6.88%, 04/01/2018	250	283	1.59%, 06/01/2017	500	501
PNC Funding Corp			7.30%, 09/01/2067 (b)	1,000	1,038
5.63%, 02/01/2017	400	425	Public Service Co of New Mexico
SunTrust Bank/Atlanta GA			7.95%, 05/15/2018	2,250	2,618
0.57%, 08/24/2015 (b)	1,000	1,000	San Diego Gas & Electric Co
7.25%, 03/15/2018	1,500	1,706	1.91%, 02/01/2022	300	301
US Bank NA/Cincinnati OH			Southern California Edison Co
0.76%, 10/28/2019 (b)	1,250	1,253	1.85%, 02/01/2022	615	614
Wells Fargo Bank NA			Talen Energy Supply LLC
6.00%, 11/15/2017	750	826	5.70%, 10/15/2035	1,400	1,400
		$40,602	6.50%, 05/01/2018	250	268
			Texas-New Mexico Power Co
Beverages - 0.61%			9.50%, 04/01/2019 (a)	300	372
Anheuser-Busch InBev Finance Inc			TransAlta Corp
2.15%, 02/01/2019	500	502	6.65%, 05/15/2018	2,250	2,487
SABMiller Holdings Inc					$12,327
0.97%, 08/01/2018 (a),(b)	500	501
2.45%, 01/15/2017 (a)	535	543	Finance - Mortgage Loan/Banker - 4.79%
		$1,546	Fannie Mae
			1.63%, 01/21/2020	7,000	6,990
Biotechnology - 0.78%			1.75%, 09/12/2019	2,500	2,520
Amgen Inc			Freddie Mac
1.25%, 05/22/2017	1,000	999	1.38%, 05/01/2020	2,750	2,711
2.20%, 05/22/2019	1,000	997			$12,221
		$1,996
			Food - 0.85%
Chemicals - 1.06%			HJ Heinz Co
Airgas Inc			1.60%, 06/30/2017 (a),(d)	500	500
1.65%, 02/15/2018	1,200	1,193	2.00%, 07/02/2018 (a),(d)	400	400
3.25%, 10/01/2015	1,500	1,506	Ingredion Inc
		$2,699	3.20%, 11/01/2015	1,250	1,258
Commercial Services - 0.28%					$2,158
ERAC USA Finance LLC
6.38%, 10/15/2017 (a)	645	709	Gas - 0.74%
			Laclede Group Inc/The
			1.02%, 08/15/2017 (b)	1,900	1,897
Computers - 0.94%
Apple Inc			Healthcare - Products - 0.69%
0.90%, 05/12/2017	400	400	Becton Dickinson and Co
1.00%, 05/03/2018	500	495	1.80%, 12/15/2017	500	500
International Business Machines Corp			2.68%, 12/15/2019	500	501
1.95%, 02/12/2019	1,500	1,506	Medtronic Inc
		$2,401	2.50%, 03/15/2020 (a)	750	751
Credit Card Asset Backed Securities - 0.92%					$1,752
Cabela's Credit Card Master Note Trust
0.54%, 03/16/2020 (b)	390	390	Healthcare - Services - 0.60%
0.64%, 07/15/2022 (b)	750	749	Anthem Inc
0.67%, 06/15/2020(a),(b)	500	501	5.88%, 06/15/2017	500	543
0.72%, 02/18/2020 (a),(b)	710	712	Roche Holdings Inc
			0.61%, 09/30/2019 (a),(b)	1,000	999
		$2,352			$1,542
Diversified Financial Services - 3.33%			Home Equity Asset Backed Securities - 3.09%
General Electric Capital Corp			ABFC 2005-WMC1 Trust
0.79%, 01/14/2019 (b)	1,750	1,751	0.85%, 06/25/2035 (b)	448	444
2.30%, 01/14/2019	500	507	ACE Securities Corp Home Equity Loan Trust
5.63%, 09/15/2017	250	272	Series 2005-HE2
Jefferies Group LLC			0.91%, 04/25/2035 (b)	280	279
3.88%, 11/09/2015	1,500	1,513	ACE Securities Corp Home Equity Loan Trust
MassMutual Global Funding II			Series 2005-WF1
2.00%, 04/05/2017 (a)	550	557	0.87%, 05/25/2035 (b)	191	191
2.10%, 08/02/2018 (a)	750	759
2.35%, 04/09/2019 (a)	250	252	Asset Backed Securities Corp Home Equity
			Loan Trust Series OOMC 2005-HE6
Murray Street Investment Trust I			0.70%, 07/25/2035 (b)	547	543
4.65%, 03/09/2017 (b)	2,750	2,889
			Bayview Financial Acquisition Trust
		$8,500	0.82%, 08/28/2044 (b)	383	381
			5.66%, 12/28/2036 (b)	24	24

See accompanying notes.

73

Schedule of Investments
Short-Term Income Account
June 30, 2015 (unaudited)

		Principal			Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Home Equity Asset Backed Securities (continued)				Iron & Steel - 0.40%
Bear Stearns Asset Backed Securities I Trust				ArcelorMittal
2006	-PC1			4.50%, 03/01/2016 (b)	$1,000	$1,015
0.51%, 12/25/2035 (b)		$395	$393
Home Equity Asset Trust 2005-4
0.89%, 10/25/2035 (b)		970	950	Machinery - Diversified - 0.98%
				John Deere Capital Corp
JP Morgan Mortgage Acquisition Corp 2005-				1.35%, 01/16/2018	1,000	1,003
FLD1
0.92%, 07/25/2035 (b)		54	54	2.05%, 03/10/2020	1,500	1,484
JP Morgan Mortgage Acquisition Corp 2005-						$2,487
OPT1				Manufactured Housing Asset Backed Securities - 0.03%
0.64%, 06/25/2035 (b)		243	241	Green Tree Financial Corp
New Century Home Equity Loan Trust 2005-				7.70%, 09/15/2026	65	68
3				Mid-State Trust IV
0.67%, 07/25/2035 (b)		299	297	8.33%, 04/01/2030	11	12
RAMP Series 2005-EFC2 Trust						$80
0.66%, 07/25/2035 (b)		30	31
RASC Series 2003-KS10 Trust				Media - 0.35%
4.47%, 03/25/2032		239	241	Time Warner Cable Inc
RASC Series 2005-AHL2 Trust				8.25%, 04/01/2019	750	882
0.54%, 10/25/2035 (b)		219	215
Soundview Home Loan Trust 2005-CTX1				Mining - 0.69%
0.60%, 11/25/2035 (b)		475	469	Glencore Finance Canada Ltd
Structured Asset Securities Corp Mortgage				2.70%, 10/25/2017 (a),(b)	1,250	1,263
Loan Trust Series 2005-GEL4				Teck Resources Ltd
0.80%, 08/25/2035 (b)		194	185	5.38%, 10/01/2015	500	504
Terwin Mortgage Trust 2005-2HE						$1,767
0.57%, 01/25/2035 (a),(b)		15	15
Terwin Mortgage Trust Series TMTS 2005-				Mortgage Backed Securities - 8.08%
14	HE			Adjustable Rate Mortgage Trust 2004-2
4.85%, 08/25/2036 (b)		203	208	1.33%, 02/25/2035 (b)	26	26
Wells Fargo Home Equity Asset-Backed				Alternative Loan Trust 2004-J8
Securities 2004-2 Trust				6.00%, 02/25/2017	27	27
0.61%, 10/25/2034 (b)		53	52	Banc of America Alternative Loan Trust 2003-
5.00%, 10/25/2034		2,559	2,553	10
Wells Fargo Home Equity Asset-Backed				5.00%, 12/25/2018	170	173
Securities 2005-2 Trust				Banc of America Funding 2004-1 Trust
0.60%, 11/25/2035 (b)		105	105	5.25%, 02/25/2019	34	35
			$7,871	Banc of America Funding 2004-3 Trust
				4.75%, 09/25/2019	140	142
Home Furnishings - 0.59%				Banc of America Mortgage Trust 2004-8
Samsung Electronics America Inc				5.25%, 10/25/2019	59	61
1.75%, 04/10/2017 (a)		1,500	1,510	Banc of America Mortgage Trust 2005-7
				5.00%, 08/25/2020	5	5
Insurance - 5.74%				BCAP LLC 2011-RR11 Trust
Berkshire Hathaway Finance Corp				2.58%, 03/26/2035 (a),(b)	273	274
1.60%, 05/15/2017		1,500	1,516	CHL Mortgage Pass-Through Trust 2003-46
Chubb Corp/The				2.47%, 01/19/2034 (b)	151	151
6.38%, 03/29/2067 (b)		250	262	CHL Mortgage Pass-Through Trust 2004-19
Hartford Financial Services Group Inc/The				5.25%, 10/25/2034	10	10
8.13%, 06/15/2068 (b)		500	562	CHL Mortgage Pass-Through Trust 2004-J1
Lincoln National Corp				4.50%, 01/25/2019 (b)	30	31
7.00%, 05/17/2066 (b)		500	454	CHL Mortgage Pass-Through Trust 2004-J7
MetLife Inc				5.00%, 09/25/2019	127	130
6.82%, 08/15/2018		750	863	Citigroup Mortgage Loan Trust 2009-6
Metropolitan Life Global Funding I				2.68%, 07/25/2036 (a),(b)	84	84
1.30%, 04/10/2017 (a)		750	752	Credit Suisse First Boston Mortgage Securities
2.30%, 04/10/2019 (a)		1,000	1,006	Corp
New York Life Global Funding				1.15%, 05/25/2034 (b)	114	111
1.45%, 12/15/2017 (a)		1,250	1,249	5.00%, 09/25/2019	27	26
1.95%, 02/11/2020 (a)		1,200	1,182	5.00%, 10/25/2019	141	142
2.15%, 06/18/2019 (a)		1,150	1,153	Credit Suisse Mortgage Capital Certificates
2.45%, 07/14/2016 (a)		1,000	1,019	2.25%, 07/27/2037 (a),(b)	163	163
Prudential Covered Trust 2012-1				Freddie Mac REMICS
3.00%, 09/30/2015 (a)		2,323	2,335	0.64%, 06/15/2023 (b)	3	3
Prudential Financial Inc				Ginnie Mae
8.88%, 06/15/2068 (b)		1,950	2,282	0.59%, 07/16/2054 (b)	4,641	257
				0.70%, 03/16/2049 (b)	6,772	303
			$14,635	0.86%, 09/16/2055 (b)	8,606	542
Internet - 0.39%				0.89%, 03/16/2052 (b)	4,744	367
Amazon.com Inc				0.92%, 10/16/2054 (b)	5,666	351
2.60%, 12/05/2019		1,000	1,006	0.92%, 10/16/2054 (b)	6,238	334
				0.93%, 01/16/2055 (b)	9,170	499

See accompanying notes.

74

Schedule of Investments
Short-Term Income Account
June 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Mortgage Backed Securities (continued)			Oil & Gas (continued)
Ginnie Mae (continued)			Shell International Finance BV
0.93%, 06/16/2055 (b)	$9,765	$588	2.13%, 05/11/2020	$750	$748
0.97%, 02/16/2055(b)	9,454	448	Total Capital International SA
1.01%, 10/16/2054 (b)	6,585	397	0.85%, 08/10/2018 (b)	550	552
1.05%, 01/16/2054 (b)	5,162	319	1.55%, 06/28/2017	1,000	1,009
1.14%, 08/16/2042 (b)	14,876	1,029			$8,864
1.15%, 06/16/2045 (b)	12,178	868
1.21%, 07/16/2056 (b)	995	86	Oil & Gas Services - 0.80%
1.22%, 02/16/2046 (b)	9,597	723	Weatherford International Ltd/Bermuda
1.41%, 12/16/2036 (b)	4,329	322	5.50%, 02/15/2016	2,000	2,043
4.50%, 08/20/2032	26	26
GSMSC Pass-Through Trust 2009-4R			Other Asset Backed Securities - 5.75%
0.63%, 12/26/2036 (a),(b)	485	479	Ameriquest Mortgage Securities Inc Asset-
JP Morgan Mortgage Trust 2004-A3			Backed Pass-Through Ctfs Ser 2004-R11
2.35%, 07/25/2034 (b)	80	80	0.79%, 11/25/2034 (b)	53	53
JP Morgan Mortgage Trust 2004-S1			Ameriquest Mortgage Securities Inc Asset-
5.00%, 09/25/2034	385	399	Backed Pass-Through Ctfs Ser 2005-R1
JP Morgan Resecuritization Trust Series 2010-			0.86%, 03/25/2035 (b)	475	473
4			Carrington Mortgage Loan Trust Series 2005-
2.27%, 10/26/2036 (a),(b)	184	184	NC4
MASTR Alternative Loan Trust 2003-9			0.59%, 09/25/2035 (b)	155	153
6.50%, 01/25/2019	106	111	Citigroup Mortgage Loan Trust Inc
MASTR Asset Securitization Trust 2004-11			0.62%, 07/25/2035 (b)	77	77
5.00%, 12/25/2019	30	30	Credit-Based Asset Servicing and
MASTR Asset Securitization Trust 2004-9			Securitization LLC
5.00%, 09/25/2019	86	88	4.26%, 08/25/2035 (b)	30	30
PHH Mortgage Trust Series 2008-CIM1			4.67%, 07/25/2035 (b)	358	361
5.22%, 06/25/2038	523	532	CWABS Asset-Backed Certificates Trust
Prime Mortgage Trust 2005-2			2005-3
5.25%, 07/25/2020 (b)	210	214	0.63%, 08/25/2035 (b)	354	353
Provident Funding Mortgage Loan Trust 2005-			Drug Royalty II LP 2
1			3.48%, 07/15/2023 (a),(b)	1,360	1,379
0.48%, 05/25/2035 (b)	515	496	FFMLT Trust 2005-FF2
RALI Series 2003-QS23 Trust			0.85%, 03/25/2035 (b)	38	38
5.00%, 12/26/2018	346	351	Fieldstone Mortgage Investment Trust Series
RALI Series 2004-QS3 Trust			2005-1
5.00%, 03/25/2019	130	131	1.26%, 03/25/2035 (b)	335	335
RBSSP Resecuritization Trust 2009-7			First Franklin Mortgage Loan Trust 2005-
0.58%, 06/26/2037 (a),(b)	90	86	FF4
5.00%, 09/26/2036(a),(b)	62	64	0.62%, 05/25/2035 (b)	136	136
Sequoia Mortgage Trust 2013-4			Green Tree Home Improvement Loan Trust
1.55%, 04/25/2043 (b)	1,797	1,738	7.45%, 09/15/2025	1	1
Sequoia Mortgage Trust 2013-8			JP Morgan Mortgage Acquisition Corp 2005-
2.25%, 06/25/2043 (b)	1,177	1,135	OPT2
Springleaf Mortgage Loan Trust 2012-3			0.48%, 12/25/2035 (b)	565	557
1.57%, 12/25/2059 (a),(b)	1,019	1,021	Mastr Specialized Loan Trust
2.66%, 12/25/2059 (a),(b)	500	502	1.44%, 11/25/2034 (a),(b)	87	90
3.56%, 12/25/2059 (a)	200	202	NYCTL 2014-A Trust
Springleaf Mortgage Loan Trust 2013-1			1.03%, 11/10/2027 (a),(c)	179	179
1.27%, 06/25/2058 (a),(b)	1,886	1,884	OneMain Financial Issuance Trust 2014-1
2.31%, 06/25/2058(a),(b)	560	562	2.43%, 06/18/2024 (a),(b)	900	905
Springleaf Mortgage Loan Trust 2013-2			OneMain Financial Issuance Trust 2014-2
1.78%, 12/25/2065 (a)	630	632	2.47%, 09/18/2024 (a),(c)	2,000	2,011
3.52%, 12/25/2065 (a),(b)	569	580	OneMain Financial Issuance Trust 2015-2
WaMu Mortgage Pass-Through Certificates			2.57%, 07/18/2025 (a),(c)	1,500	1,501
Series 2003-S8 Trust			PFS Financing Corp
5.00%, 09/25/2018	38	38	0.74%, 02/15/2018 (a),(b)	2,000	1,998
		$20,592	0.79%, 02/15/2019 (a),(b)	750	748
			0.79%, 10/15/2019 (a),(b)	500	498
Oil & Gas - 3.48%			0.81%, 04/15/2020 (a),(b)	500	500
BP Capital Markets PLC			PFS Tax Lien Trust 2014-1
4.75%, 03/10/2019	1,500	1,641	1.44%, 04/15/2016 (a),(b)	685	687
Chevron Corp			RAMP Series 2005-RZ4 Trust
1.37%, 03/02/2018	500	500	0.59%, 11/25/2035 (b)	337	335
1.72%, 06/24/2018	1,300	1,308	Securitized Asset Backed Receivables LLC
Chevron Phillips Chemical Co LLC / Chevron			Trust 2006-OP1
Phillips Chemical Co LP			0.49%, 10/25/2035 (b)	24	23
1.70%, 05/01/2018 (a)	750	749
2.45%, 05/01/2020 (a)	250	249	Springleaf Funding Trust 2013-A
			2.58%, 09/15/2021 (a),(b)	440	441
Phillips 66			Trafigura Securitisation Finance PLC 2014-1
2.95%, 05/01/2017	1,500	1,542	1.14%, 10/15/2021 (a),(b),(c)	700	700
Rowan Cos Inc
7.88%, 08/01/2019	500	566

See accompanying notes.

75

Schedule of Investments
Short-Term Income Account
June 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Other Asset Backed Securities (continued)			Software - 0.91%
Wachovia Mortgage Loan Trust Series 2005-			Microsoft Corp
WMC1			1.85%, 02/12/2020	$1,000	$1,001
0.93%, 10/25/2035 (b)	$105	$104	Oracle Corp
		$14,666	2.25%, 10/08/2019	750	754
			5.75%, 04/15/2018	500	556
Pharmaceuticals - 2.96%					$2,311
Abbott Laboratories
2.00%, 03/15/2020	2,000	1,985	Student Loan Asset Backed Securities - 4.02%
AbbVie Inc			KeyCorp Student Loan Trust 2004-A
1.20%, 11/06/2015	2,500	2,502	0.58%, 10/28/2041 (b)	170	168
1.80%, 05/14/2018	300	299	KeyCorp Student Loan Trust 2006-A
2.50%, 05/14/2020	500	495	0.46%, 06/27/2029 (b)	126	126
Actavis Funding SCS			0.58%, 09/27/2035 (b)	2,500	2,430
1.85%, 03/01/2017	500	503	SLC Private Student Loan Trust 2006-A
2.35%, 03/12/2018	750	754	0.45%, 07/15/2036 (b)	962	956
Merck & Co Inc			SLC Private Student Loan Trust 2010-B
1.10%, 01/31/2018	1,000	998	3.69%, 07/15/2042 (a),(b)	392	408
		$7,536	SLM Private Credit Student Loan Trust 2002-
			A
Pipelines - 2.62%			0.84%, 12/16/2030 (b)	1,141	1,126
Buckeye Partners LP			SLM Private Credit Student Loan Trust 2004-
2.65%, 11/15/2018	965	962	A
Columbia Pipeline Group Inc			0.49%, 03/16/2020 (b)	128	128
2.45%, 06/01/2018 (a)	250	252	0.69%, 06/15/2033 (b)	250	240
3.30%, 06/01/2020 (a)	250	251

DCP Midstream LLC			SLM Private Credit Student Loan Trust 2004-
5.38%, 10/15/2015 (a)	810	810	B
			0.49%, 06/15/2021 (b)	974	969
Florida Gas Transmission Co LLC
4.00%, 07/15/2015 (a)	1,000	1,001	SLM Private Credit Student Loan Trust 2005-
7.90%, 05/15/2019 (a)	830	977	B
			0.47%, 03/15/2023 (b)	978	973
Hiland Partners LP / Hiland Partners Finance			0.56%, 12/15/2023 (b)	350	341
Corp
7.25%, 10/01/2020 (a)	1,068	1,153	SLM Private Credit Student Loan Trust 2006-
			A
TransCanada PipeLines Ltd			0.48%, 12/15/2023 (b)	275	272
6.35%, 05/15/2067 (b)	500	475
			SLM Private Education Loan Trust 2013-A
Williams Partners LP / ACMP Finance Corp			0.79%, 08/15/2022 (a),(b)	732	732
6.13%, 07/15/2022	750	797	SLM Private Education Loan Trust 2013-B
		$6,678	0.84%, 07/15/2022 (a),(b)	560	561
			1.85%, 06/17/2030 (a),(b)	500	496
Real Estate - 0.78%
Prologis LP			SLM Private Education Loan Trust 2014-A
7.38%, 10/30/2019	741	877	0.79%, 07/15/2022 (a),(b)	316	317
WEA Finance LLC / Westfield UK & Europe					$10,243
Finance PLC
1.75%, 09/15/2017 (a)	600	602	Telecommunications - 2.36%
2.70%, 09/17/2019 (a)	500	501	AT&T Inc
			0.66%, 02/12/2016 (b)	1,000	998
		$1,980	2.45%, 06/30/2020	500	490
REITS - 2.76%			3.00%, 06/30/2022	300	290
Alexandria Real Estate Equities Inc			Cisco Systems Inc
2.75%, 01/15/2020	1,500	1,485	4.95%, 02/15/2019	1,500	1,656
BioMed Realty LP			Verizon Communications Inc
2.63%, 05/01/2019	500	498	2.04%, 09/14/2018 (b)	500	517
3.85%, 04/15/2016	1,000	1,019	3.65%, 09/14/2018	1,500	1,578
HCP Inc			Vodafone Group PLC
6.30%, 09/15/2016	1,121	1,183	1.63%, 03/20/2017	500	498
Health Care REIT Inc					$6,027
3.63%, 03/15/2016	750	761	Transportation - 0.30%
Healthcare Realty Trust Inc			Ryder System Inc
5.75%, 01/15/2021	510	565	2.45%, 11/15/2018	750	754
Kimco Realty Corp
4.30%, 02/01/2018	500	531
Ventas Realty LP			Trucking & Leasing - 0.20%
1.55%, 09/26/2016	750	753	Penske Truck Leasing Co Lp / PTL Finance
Ventas Realty LP / Ventas Capital Corp			Corp
2.70%, 04/01/2020	250	249	2.50%, 03/15/2016 (a)	500	504
		$7,044
			TOTAL BONDS		$246,786
Savings & Loans - 0.00%
Washington Mutual Bank / Henderson NV			U.S. GOVERNMENT & GOVERNMENT	Principal
0.00%, 01/15/2013 (e)	200	—	AGENCY OBLIGATIONS - 0.21%	Amount (000's) Value (000's)
			Federal Home Loan Mortgage Corporation (FHLMC) -
			0.02%
			2.27%, 11/01/2021 (b)	$1	$1
			2.43%, 09/01/2035 (b)	49	53

See accompanying notes.

76

		Schedule of Investments
		Short-Term Income Account
		June 30, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC)
(continued)
6.00%, 05/01/2017	$6	$6
9.50%, 08/01/2016	1	1
		$61

Federal National Mortgage Association (FNMA) - 0.18%
1.88%, 04/01/2033 (b)	140	147
2.13%, 07/01/2034 (b)	60	65
2.16%, 12/01/2032 (b)	25	26
2.19%, 08/01/2034 (b)	22	23
2.31%, 02/01/2037 (b)	69	73
2.37%, 01/01/2035 (b)	36	38
2.41%, 11/01/2032 (b)	8	9
2.43%, 02/01/2035 (b)	8	9
2.63%, 12/01/2033 (b)	28	29
4.16%, 11/01/2035 (b)	2	2
5.60%, 04/01/2019 (b)	1	1
8.00%, 05/01/2027	20	21
8.50%, 11/01/2017	1	1
		$444
Government National Mortgage Association (GNMA) -
0.01%
9.00%, 12/15/2020	2	2
9.00%, 04/20/2025	1	1
10.00%, 02/15/2025	1	1
10.00%, 04/15/2025	1	1
10.00%, 06/15/2020	5	5
10.00%, 09/15/2018	2	2
10.00%, 09/15/2018	2	2
10.00%, 05/15/2020	5	5
10.00%, 02/15/2019	16	16
		$35
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$540
Total Investments		$254,310
Other Assets in Excess of Liabilities, Net - 0.22%		$560
TOTAL NET ASSETS - 100.00%		$254,870

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $62,793 or 24.64% of net assets.
(b)	Variable Rate. Rate shown is in effect at June 30, 2015.
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $5,641 or 2.21% of net assets.
(d)	Security purchased on a when-issued basis.
(e)	Non-Income Producing Security

Portfolio Summary (unaudited)

Sector	Percent
Financial	28.54%
Asset Backed Securities	22.53%
Mortgage Securities	8.29%
Consumer, Non-cyclical	7.64%
Energy	6.90%
Utilities	5.58%
Government	4.79%
Consumer, Cyclical	4.19%
Communications	3.10%
Exchange Traded Funds	2.74%
Basic Materials	2.15%
Technology	1.85%
Industrial	1.48%
Other Assets in Excess of Liabilities, Net	0.22%
TOTAL NET ASSETS	100.00%

See accompanying notes.

77

Schedule of Investments
SmallCap Blend Account
June 30, 2015 (unaudited)

COMMON STOCKS - 98.37%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 2.14%			Commercial Services (continued)
Astronics Corp (a)	24,100	$1,708	TransUnion (a)	27,910	$700
Esterline Technologies Corp (a)	12,710	1,212			$18,728
Spirit AeroSystems Holdings Inc (a)	39,440	2,174
			Computers - 4.31%
		$5,094	Barracuda Networks Inc (a)	31,620	1,253
			CACI International Inc (a)	34,030	2,753
Apparel - 2.24%
G-III Apparel Group Ltd (a)	45,750	3,219	Manhattan Associates Inc (a)	58,190	3,471
Skechers U.S.A. Inc (a)	19,090	2,096	NetScout Systems Inc (a)	75,740	2,777
		$5,315			$10,254

Automobile Parts & Equipment - 1.92%			Diversified Financial Services - 1.35%
American Axle & Manufacturing Holdings Inc	67,570	1,413	Cowen Group Inc (a)	121,200	776
(a)			Evercore Partners Inc - Class A	24,110	1,301
Cooper Tire & Rubber Co	93,104	3,150	WisdomTree Investments Inc	51,120	1,123
		$4,563			$3,200

Banks - 8.15%			Electric - 2.11%
Central Pacific Financial Corp	57,490	1,365	8Point3 Energy Partners LP (a)	82,170	1,530
Chemical Financial Corp	13,980	462	Avista Corp	57,346	1,758
First Merchants Corp	12,730	314	NRG Yield Inc	47,080	1,035
First of Long Island Corp/The	13,215	366	Portland General Electric Co	21,270	705
FNB Corp/PA	130,280	1,866			$5,028
Hanmi Financial Corp	24,328	604
			Electronics - 0.53%
National Penn Bancshares Inc	144,510	1,630	Fitbit Inc (a)	11,450	438
PacWest Bancorp	67,430	3,153	Fluidigm Corp (a)	10,538	255
PrivateBancorp Inc	72,240	2,877	Itron Inc (a)	16,710	575
Renasant Corp	24,990	815
WesBanco Inc	25,890	881			$1,268
Western Alliance Bancorp (a)	57,790	1,951
			Energy - Alternate Sources - 0.70%
Wilshire Bancorp Inc	38,440	486	Pattern Energy Group Inc	58,947	1,673
Wintrust Financial Corp	48,860	2,608
		$19,378
			Engineering & Construction - 1.94%
Biotechnology - 3.22%			Dycom Industries Inc (a)	25,950	1,527
Acceleron Pharma Inc (a)	12,290	389	EMCOR Group Inc	64,700	3,091
Aratana Therapeutics Inc (a)	34,171	517			$4,618
Ardelyx Inc (a)	11,253	180
Avalanche Biotechnologies Inc (a)	2,034	33	Entertainment - 2.63%
Bellicum Pharmaceuticals Inc (a)	8,980	191	Marriott Vacations Worldwide Corp	37,530	3,443
BIND Therapeutics Inc (a)	42,844	240	Vail Resorts Inc	25,710	2,808
BIND Therapeutics Inc - Warrants (a),(b)	1,938	3			$6,251
Bluebird Bio Inc (a)	2,918	491
			Food - 1.48%
Cambrex Corp (a)	19,820	871	Cal-Maine Foods Inc	30,690	1,602
Cytokinetics Inc - Warrants (a),(b),(c)	12,207	3	SUPERVALU Inc (a)	237,130	1,918
Epizyme Inc (a)	10,750	258			$3,520
Exact Sciences Corp (a)	30,307	901
Fate Therapeutics Inc (a)	46,420	300	Forest Products & Paper - 0.80%
Genocea Biosciences Inc (a)	26,716	367	Clearwater Paper Corp (a)	33,030	1,893
Insmed Inc (a)	24,870	607
Intercept Pharmaceuticals Inc (a)	1,310	316	Gas - 0.52%
MacroGenics Inc (a)	14,370	546	Southwest Gas Corp	23,080	1,228
NewLink Genetics Corp (a)	8,590	380
Puma Biotechnology Inc (a)	2,390	279
Seattle Genetics Inc (a)	6,550	317	Hand & Machine Tools - 0.75%
Spark Therapeutics Inc (a)	2,280	137	Regal Beloit Corp	24,430	1,773
Sunesis Pharmaceuticals Inc (a)	47,552	143
Versartis Inc (a)	11,427	174
			Healthcare - Products - 2.02%
		$7,643	EndoChoice Holdings Inc (a)	31,360	513
Building Materials - 1.57%			ICU Medical Inc (a)	19,890	1,902
Boise Cascade Co (a)	56,950	2,089	K2M Group Holdings Inc (a)	50,320	1,209
Eagle Materials Inc	9,440	721	LDR Holding Corp (a)	20,040	867
			STAAR Surgical Co (a)	31,650	306
Universal Forest Products Inc	17,960	934
		$3,744			$4,797

Commercial Services - 7.88%			Healthcare - Services - 3.63%
ABM Industries Inc	61,690	2,028	Acadia Healthcare Co Inc (a)	36,470	2,856
Huron Consulting Group Inc (a)	23,250	1,630	Centene Corp (a)	30,350	2,440
Korn/Ferry International	86,270	3,000	HealthSouth Corp	68,650	3,162
Live Nation Entertainment Inc (a)	44,731	1,230	Teladoc Inc (a),(b)	8,870	169
Navigant Consulting Inc (a)	33,270	495			$8,627
On Assignment Inc (a)	40,690	1,598
(a)			Home Builders - 0.77%
PAREXEL International Corp	41,660	2,679	Installed Building Products Inc (a)	74,575	1,826
Sabre Corp	102,500	2,439
Team Health Holdings Inc (a)	44,840	2,929

See accompanying notes.

78

Schedule of Investments
SmallCap Blend Account
June 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value (000	's)

Insurance - 5.53%			REITS (continued)
American Equity Investment Life Holding Co	53,740	$1,450	LaSalle Hotel Properties	79,280	$2,811
AmTrust Financial Services Inc	48,910	3,204	QTS Realty Trust Inc	33,490	1,221
First American Financial Corp	76,430	2,844			$16,405
Primerica Inc	28,350	1,295
Radian Group Inc	136,010	2,552	Retail - 8.10%
Validus Holdings Ltd	40,700	1,790	Caleres Inc	105,870	3,365
			Citi Trends Inc (a)	15,890	385
		$13,135	Flex Pharma Inc (a)	9,480	163
Internet - 2.28%			Freshpet Inc (a)	22,500	418
CDW Corp/DE	90,713	3,110	Kirkland's Inc	42,951	1,197
GoDaddy Inc (a)	12,330	348	Office Depot Inc (a)	401,636	3,478
Intralinks Holdings Inc (a)	71,800	855	Penske Automotive Group Inc	42,635	2,222
MaxPoint Interactive Inc (a)	69,240	559	Red Robin Gourmet Burgers Inc (a)	23,554	2,021
Rubicon Project Inc/The (a)	36,082	540	Rite Aid Corp (a)	372,470	3,110
		$5,412	Wendy's Co/The	257,280	2,902
					$19,261
Investment Companies - 0.73%
Apollo Investment Corp	244,910	1,734	Savings & Loans - 0.91%
			Berkshire Hills Bancorp Inc	16,530	471
			Oritani Financial Corp	22,390	359
Machinery - Diversified - 0.00%
Gerber Scientific Inc (a),(b),(c)	1,974	—	Provident Financial Services Inc	69,840	1,326
					$2,156

			Semiconductors - 2.13%
Miscellaneous Manufacturing - 0.86%			Entegris Inc (a)	89,110	1,298
AO Smith Corp	28,580	2,057	Micrel Inc	49,520	688
			Qorvo Inc (a)	38,475	3,089
Office Furnishings - 0.73%					$5,075
Interface Inc	68,940	1,727
			Software - 6.23%
			2U Inc (a)	52,540	1,691
Oil & Gas - 2.43%			Acxiom Corp (a)	66,620	1,171
Carrizo Oil & Gas Inc (a)	23,770	1,170	Apigee Corp (a)	29,980	298
Magnum Hunter Resources Corp - Warrants	12,227	—	Appfolio Inc (a)	18,390	259
(a),(b),(c)			Aspen Technology Inc (a)	74,360	3,387
Northern Oil and Gas Inc (a)	112,940	765	Black Knight Financial Services Inc (a)	36,940	1,140
PDC Energy Inc (a)	17,230	924	Blackbaud Inc	47,040	2,679
RSP Permian Inc (a)	55,990	1,574	BroadSoft Inc (a)	12,940	447
Sanchez Energy Corp (a)	52,760	517	MINDBODY Inc (a)	39,950	553
Whiting Petroleum Corp (a)	24,611	827	SYNNEX Corp	32,970	2,413
		$5,777	Workiva Inc (a)	55,860	773
Packaging & Containers - 0.36%					$14,811
Graphic Packaging Holding Co	62,150	866	Telecommunications - 2.41%
			ARRIS Group Inc (a)	52,729	1,614
Pharmaceuticals - 5.07%			Leap Wireless International Inc - Rights (a),(b),(c)	1,375	3
Array BioPharma Inc (a)	60,430	436
Cerulean Pharma Inc (a)	47,323	218	Plantronics Inc	48,480	2,730
Clovis Oncology Inc (a)	6,770	595	West Corp	45,560	1,371
Concert Pharmaceuticals Inc (a)	25,560	380			$5,718
DexCom Inc (a)	18,770	1,501
FibroGen Inc (a)	9,530	224	Transportation - 2.63%
(a),(b),(c)			ArcBest Corp	31,200	992
Furiex Pharmaceuticals Inc - Rights	104	1	Atlas Air Worldwide Holdings Inc (a)	38,340	2,107
Nektar Therapeutics (a)	36,430	456
(a)			Matson Inc	57,310	2,410
Nevro Corp	15,580	837	Navigator Holdings Ltd (a)	39,020	739
Orexigen Therapeutics Inc (a)	66,540	329
PRA Health Sciences Inc (a)	63,880	2,321			$6,248
Prestige Brands Holdings Inc (a)	66,169	3,060	Trucking & Leasing - 0.26%
ProQR Therapeutics NV (a)	9,912	165	Greenbrier Cos Inc/The	13,240	620
Proteon Therapeutics Inc (a)	21,640	386
Revance Therapeutics Inc (a)	9,470	303	TOTAL COMMON STOCKS		$233,816
SCYNEXIS Inc (a)	24,310	214	INVESTMENT COMPANIES - 1.88%	Shares Held	Value (000	's)
Vanda Pharmaceuticals Inc (a)	27,011	343
Zafgen Inc (a)	7,860	272	Publicly Traded Investment Fund - 1.88%
		$12,041	BlackRock Liquidity Funds FedFund Portfolio	4,466,989	4,467

Publicly Traded Investment Fund - 0.15%			TOTAL INVESTMENT COMPANIES		$4,467
THL Credit Inc	30,490	352	Total Investments		$238,283
			Liabilities in Excess of Other Assets, Net - (0.25)%			$(594)
REITS - 6.90%			TOTAL NET ASSETS - 100.00%		$237,689
CubeSmart	52,790	1,222
First Industrial Realty Trust Inc	131,880	2,470
Highwoods Properties Inc	109,210	4,363	(a) Non-Income Producing Security
Hudson Pacific Properties Inc	91,070	2,584
Kilroy Realty Corp	25,820	1,734

See accompanying notes.

79

Schedule of Investments
SmallCap Blend Account
June 30, 2015 (unaudited)

(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $179 or 0.08% of net assets.
(c)	Security is Illiquid. At the end of the period, the value of these securities totaled $7 or 0.00% of net assets.

Portfolio Summary (unaudited)
Sector		Percent
Financial		23.72%
Consumer, Non-cyclical		23.30%
Consumer, Cyclical		16.39%
Technology		12.67%
Industrial		11.04%
Communications		4.69%
Energy		3.13%
Utilities		2.63%
Exchange Traded Funds		1.88%
Basic Materials		0.80%
Liabilities in Excess of Other Assets, Net		(0.25)%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
Russell 2000 Mini; September 2015	Long	4	$506	$500	$(6)
Total					$(6)

Amounts in thousands except contracts

See accompanying notes.

80

Glossary to the Schedule of Investments
June 30, 2015 (unaudited)

Currency Abbreviations
USD/$	United States Dollar

See accompanying notes.

81

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.

(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

			Net	Net Realized		Dividends	Total
		Net Asset Value,	Investment	and Unrealized	Total From	from Net	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Distributions	of Period
DIVERSIFIED INTERNATIONAL ACCOUNT
Class 1 shares
2015	(c)	$14.08	$0.19	$0.65	$0.84	$–	$–	$14.92
2014		14.87	0.24	(0.70)	(0.46)	(0.33)	(0.33)	14.08
2013		12.89	0.24	2.09	2.33	(0.35)	(0.35)	14.87
2012		11.12	0.27	1.76	2.03	(0.26)	(0.26)	12.89
2011		12.54	0.27	(1.67)	(1.40)	(0.02)	(0.02)	11.12
2010		11.24	0.17	1.31	1.48	(0.18)	(0.18)	12.54
Class 2 shares
2015	(c)	14.19	0.18	0.64	0.82	–	–	15.01
2014		14.97	0.21	(0.70)	(0.49)	(0.29)	(0.29)	14.19
2013		12.96	0.22	2.10	2.32	(0.31)	(0.31)	14.97
2012		11.18	0.23	1.76	1.99	(0.21)	(0.21)	12.96
2011		12.63	0.23	(1.66)	(1.43)	(0.02)	(0.02)	11.18
2010		11.32	0.14	1.32	1.46	(0.15)	(0.15)	12.63
EQUITY INCOME ACCOUNT
Class 1 shares
2015	(c)	23.12	0.29	(0.36)	(0.07)	–	–	23.05
2014		21.00	0.57	2.09	2.66	(0.54)	(0.54)	23.12
2013		17.03	0.54	4.04	4.58	(0.61)	(0.61)	21.00
2012		15.53	0.54	1.47	2.01	(0.51)	(0.51)	17.03
2011		14.80	0.50	0.30	0.80	(0.07)	(0.07)	15.53
2010		13.15	0.45	1.66	2.11	(0.46)	(0.46)	14.80
Class 2 shares
2015	(c)	22.96	0.26	(0.35)	(0.09)	–	–	22.87
2014		20.87	0.51	2.07	2.58	(0.49)	(0.49)	22.96
2013		16.92	0.49	4.02	4.51	(0.56)	(0.56)	20.87
2012		15.43	0.49	1.46	1.95	(0.46)	(0.46)	16.92
2011		14.74	0.45	0.31	0.76	(0.07)	(0.07)	15.43
2010		13.10	0.40	1.66	2.06	(0.42)	(0.42)	14.74

See accompanying notes.

82

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
					(unaudited)

		Net Assets, End of	Ratio of Expenses
Total		Period (in	to Average Net		Ratio of Net Investment Income		Portfolio
Return(b)		thousands)	Assets		to Average Net Assets		Turnover Rate

5.97	%(d)	$397,313	0.87	%(e)	2.58	%(e)	47.2	%(e)
(3.21)		429,194	0.86		1.64		62.1
18.40		501,094	0.87		1.78		79.5
18.44		464,751	0.87		2.23		76.0
(11.17)		428,532	0.89		2.17		68.5
13.18		532,545	0.89		1.47		110.0	(f)

5.78	(d)	1,434	1.12	(e)	2.37	(e)	47.2	(e)
(3.41)		1,266	1.11		1.38		62.1
18.18		1,458	1.12		1.61		79.5
18.01		1,643	1.12		1.95		76.0
(11.36)		1,952	1.14		1.91		68.5
12.91		2,466	1.14		1.27		110.0	(f)

(0.30	) (d)	565,439	0.49	(e)	2.55	(e)	10.1	(e)
12.80		599,407	0.48		2.57		11.6
27.30		630,542	0.48		2.83		18.0
13.01		578,099	0.49		3.26		20.8
5.44		624,366	0.48		3.28		19.9
16.18		538,727	0.51		3.25		23.2

(0.39	) (d)	25,181	0.74	(e)	2.30	(e)	10.1	(e)
12.46		25,491	0.73		2.32		11.6
27.02		24,810	0.73		2.58		18.0
12.72		22,844	0.74		3.01		20.8
5.17		25,498	0.73		3.00		19.9
15.88		29,323	0.76		2.97		23.2

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2015
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Portfolio turnover rate excludes approximately $612,000 from portfolio realignment from the acquisition of International SmallCap Account.

See accompanying notes.

83

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.

(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions
GOVERNMENT & HIGH QUALITY BOND ACCOUNT
Class 1 shares
2015	(c)	$10.44	$0.13	($0.08)	$0.05	$–	$–	$–
2014		10.33	0.27	0.25	0.52	(0.41)	–	(0.41)
2013		10.87	0.27	(0.39)	(0.12)	(0.42)	–	(0.42)
2012		10.90	0.33	0.09	0.42	(0.45)	–	(0.45)
2011		10.29	0.36	0.28	0.64	(0.02)	(0.01)	(0.03)
2010		10.07	0.38	0.20	0.58	(0.36)	–	(0.36)
Class 2 shares
2015	(c)	10.45	0.12	(0.08)	0.04	–	–	–
2014		10.34	0.24	0.25	0.49	(0.38)	–	(0.38)
2013		10.88	0.25	(0.39)	(0.14)	(0.40)	–	(0.40)
2012		10.90	0.30	0.10	0.40	(0.42)	–	(0.42)
2011		10.32	0.34	0.27	0.61	(0.02)	(0.01)	(0.03)
2010		10.09	0.36	0.21	0.57	(0.34)	–	(0.34)
INCOME ACCOUNT
Class 1 shares
2015	(c)	10.78	0.20	(0.13)	0.07	–	–	–
2014		10.68	0.43	0.16	0.59	(0.49)	–	(0.49)
2013		11.22	0.46	(0.43)	0.03	(0.57)	–	(0.57)
2012		10.71	0.53	0.48	1.01	(0.50)	–	(0.50)
2011		10.12	0.56	0.07	0.63	(0.04)	–	(0.04)
2010		9.97	0.60	0.25	0.85	(0.70)	–	(0.70)
Class 2 shares
2015	(c)	10.73	0.18	(0.12)	0.06	–	–	–
2014		10.63	0.40	0.16	0.56	(0.46)	–	(0.46)
2013		11.17	0.43	(0.43)	–	(0.54)	–	(0.54)
2012		10.66	0.50	0.47	0.97	(0.46)	–	(0.46)
2011		10.09	0.53	0.08	0.61	(0.04)	–	(0.04)
2010		9.95	0.58	0.23	0.81	(0.67)	–	(0.67)

See accompanying notes.

84

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
						(unaudited)

Net Asset			Net Assets, End of	Ratio of Expenses
Value, End	Total		Period (in	to Average Net		Ratio of Net Investment Income		Portfolio
of Period	Return(b)		thousands)	Assets		to Average Net Assets		Turnover Rate

$10.49	0.48	%(d)	$302,172	0.51	%(e)	2.57	%(e)	30.4	%(e)
10.44	5.08		314,509	0.51		2.56		19.1
10.33	(1.03)		379,351	0.51		2.58		45.3
10.87	3.91		432,172	0.51		2.98		41.4
10.90	6.23		453,864	0.51		3.42		83.8
10.29	5.85		489,048	0.50		3.64		79.1	(f)

10.49	0.38	(d)	1,804	0.76	(e)	2.32	(e)	30.4	(e)
10.45	4.75		916	0.76		2.31		19.1
10.34	(1.30)		931	0.76		2.33		45.3
10.88	3.70		1,143	0.76		2.73		41.4
10.90	5.90		1,215	0.76		3.17		83.8
10.32	5.65		1,457	0.75		3.45		79.1	(f)

10.85	0.65	(d)	272,759	0.50	(e)	3.66	(e)	17.6	(e)
10.78	5.55		275,597	0.51		3.95		16.6
10.68	0.40		269,330	0.51		4.22		12.8
11.22	9.57		292,756	0.51		4.78		14.7
10.71	6.25		239,939	0.50		5.36		17.8
10.12	8.65		225,114	0.50		5.81		17.0

10.79	0.56	(d)	2,686	0.75	(e)	3.41	(e)	17.6	(e)
10.73	5.26		3,036	0.76		3.71		16.6
10.63	0.10		3,390	0.76		3.97		12.8
11.17	9.28		3,875	0.76		4.55		14.7
10.66	6.05		4,360	0.75		5.11		17.8
10.09	8.26		5,135	0.75		5.58		17.0

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2015
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Portfolio turnover rate excludes approximately $53,358,000 from portfolio realignment from the acquisition of Government & High Quality Bond Account.

See accompanying notes.

85

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.

(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions
LARGECAP GROWTH ACCOUNT
Class 1 shares
2015	(c)	$24.60	$0.02	$1.45	$1.47	$–	$–	$–
2014		22.26	0.03	2.44	2.47	(0.13)	–	(0.13)
2013		16.87	0.07	5.61	5.68	(0.29)	–	(0.29)
2012		14.48	0.12	2.32	2.44	(0.05)	–	(0.05)
2011		15.12	0.05	(0.69)	(0.64)	–	–	–
2010		12.78	0.01	2.34	2.35	(0.01)	–	(0.01)
Class 2 shares
2015	(c)	24.53	(0.01)	1.44	1.43	–	–	–
2014		22.20	(0.03)	2.44	2.41	(0.08)	–	(0.08)
2013		16.83	0.02	5.59	5.61	(0.24)	–	(0.24)
2012		14.43	0.08	2.32	2.40	–	–	–
2011		15.11	0.01	(0.69)	(0.68)	–	–	–
2010		12.80	(0.03)	2.34	2.31	–	–	–
MIDCAP ACCOUNT
Class 1 shares
2015	(c)	60.79	0.09	2.98	3.07	–	–	–
2014		59.37	0.36	6.96	7.32	(0.32)	(5.58)	(5.90)
2013		47.20	0.28	15.31	15.59	(0.82)	(2.60)	(3.42)
2012		40.51	0.46	7.35	7.81	(0.40)	(0.72)	(1.12)
2011		37.83	0.23	2.92	3.15	–	(0.47)	(0.47)
2010		31.25	0.46	7.00	7.46	(0.88)	–	(0.88)
Class 2 shares
2015	(c)	60.54	0.01	2.96	2.97	–	–	–
2014		59.16	0.21	6.93	7.14	(0.18)	(5.58)	(5.76)
2013		47.06	0.15	15.25	15.40	(0.70)	(2.60)	(3.30)
2012		40.39	0.35	7.33	7.68	(0.29)	(0.72)	(1.01)
2011		37.82	0.13	2.91	3.04	–	(0.47)	(0.47)
2010		31.23	0.35	7.03	7.38	(0.79)	–	(0.79)

See accompanying notes.

86

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
						(unaudited)

Net Asset			Net Assets, End of	Ratio of Expenses
Value, End	Total		Period (in	to Average Net		Ratio of Net Investment Income		Portfolio
of Period	Return(b)		thousands)	Assets		to Average Net Assets		Turnover Rate

$26.07	5.98	%(d)	$124,283	0.69	%(e)	0.17	%(e)	52.5	%(e)
24.60	11.12		123,091	0.69		0.13		67.2
22.26	33.91		100,140	0.69		0.37		70.1
16.87	16.85		210,351	0.69		0.73		62.6
14.48	(4.23)		181,559	0.69		0.31		56.6
15.12	18.38		207,114	0.69		0.04		61.1

25.96	5.83	(d)	991	0.94	(e)	(0.08	) (e)	52.5	(e)
24.53	10.85		661	0.94		(0.11)		67.2
22.20	33.64	(f)	712	0.94		0.10		70.1
16.83	16.56	(f)	604	0.94		0.47		62.6
14.43	(4.50)		561	0.94		0.05		56.6
15.11	18.05		691	0.94		(0.20)		61.1

63.86	5.05	(d)	674,277	0.52	(e)	0.30	(e)	25.3	(e)
60.79	12.99		676,836	0.53		0.60		21.6
59.37	33.93		649,893	0.53		0.52		12.4
47.20	19.44		560,842	0.55		1.03		21.5
40.51	8.29		531,255	0.55		0.57		28.9
37.83	24.10		551,589	0.57		1.37		20.9

63.51	4.91	(d)	16,211	0.77	(e)	0.05	(e)	25.3	(e)
60.54	12.70		15,960	0.78		0.35		21.6
59.16	33.58		15,105	0.78		0.27		12.4
47.06	19.16		12,179	0.80		0.79		21.5
40.39	8.00		11,226	0.80		0.32		28.9
37.82	23.83		11,327	0.82		1.05		20.9

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2015
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Total return is calculated using the traded net asset value which may differ from the reported net asset value.

See accompanying notes.

87

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.

(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions
MONEY MARKET ACCOUNT
Class 1 shares
2015	(c)	$1.00	$–	$–	$–	$–	$–	$–
2014		1.00	–	–	–	–	–	–
2013		1.00	–	–	–	–	–	–
2012		1.00	–	–	–	–	–	–
2011		1.00	–	–	–	–	–	–
2010		1.00	–	–	–	–	–	–
Class 2 shares
2015	(c)	1.00	–	–	–	–	–	–
2014		1.00	–	–	–	–	–	–
2013		1.00	–	–	–	–	–	–
2012		1.00	–	–	–	–	–	–
2011		1.00	–	–	–	–	–	–
2010		1.00	–	–	–	–	–	–
PRINCIPAL CAPITAL APPRECIATION ACCOUNT
Class 1 shares
2015	(c)	22.31	0.14	0.48	0.62	–	–	–
2014		24.45	0.24	2.52	2.76	(0.81)	(4.09)	(4.90)
2013		23.75	0.30	6.63	6.93	(1.86)	(4.37)	(6.23)
2012		21.36	0.35	2.58	2.93	(0.26)	(0.28)	(0.54)
2011		21.47	0.24	(0.21)	0.03	–	(0.14)	(0.14)
2010		19.23	0.35	2.59	2.94	(0.32)	(0.38)	(0.70)
Class 2 shares
2015	(c)	22.11	0.11	0.48	0.59	–	–	–
2014		24.27	0.18	2.50	2.68	(0.75)	(4.09)	(4.84)
2013		23.62	0.21	6.60	6.81	(1.79)	(4.37)	(6.16)
2012		21.23	0.29	2.58	2.87	(0.20)	(0.28)	(0.48)
2011		21.40	0.18	(0.21)	(0.03)	–	(0.14)	(0.14)
2010		19.17	0.31	2.57	2.88	(0.27)	(0.38)	(0.65)

See accompanying notes.

88

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
								(unaudited)

Net Asset			Net Assets, End of	Ratio of Expenses		Ratio of Gross
Value, End	Total		Period (in	to Average Net		Expenses to Average		Ratio of Net Investment Income		Portfolio
of Period	Return(b)		thousands)	Assets		Net Assets		to Average Net Assets		Turnover Rate

$1.00	0.00	%(d)	$269,377	0.18	%(e)	0.46%(e),(f)		0.00	%(e)	N/A
1.00	0.00		278,903	0.16		0.46	(f)	0.00		N/A
1.00	0.00		283,108	0.19		0.46	(f)	0.00		N/A
1.00	0.00		303,903	0.27		0.46	(f)	0.00		N/A
1.00	0.00		322,844	0.26		0.45	(f)	0.00		N/A
1.00	0.00		314,976	0.32		0.45	(f)	0.00		N/A

1.00	0.00	(d)	2,129	0.18	(e)	0.71 (e)	,(f)	0.00	(e)	N/A
1.00	0.00		934	0.16		0.71	(f)	0.00		N/A
1.00	0.00		959	0.20		0.71	(f)	0.00		N/A
1.00	0.00		1,253	0.27		0.71	(f)	0.00		N/A
1.00	0.00		1,777	0.26		0.70	(f)	0.00		N/A
1.00	0.00		2,478	0.32		0.70	(f)	0.00		N/A

22.93	2.78	(d)	167,604	0.64	(e)	–		1.21	(e)	18.1 (e)	,(g)
22.31	12.45		33,190	0.66		–		1.02		8.6
24.45	32.65		32,077	0.65		–		1.18		6.7
23.75	13.83		145,393	0.64		–		1.51		6.2
21.36	0.13		142,828	0.64		–		1.09		10.3
21.47	15.40		151,592	0.64		–		1.78		13.7

22.70	2.67	(d)	7,651	0.89	(e)	–		0.94	(e)	18.1 (e)	,(g)
22.11	12.19		6,891	0.91		–		0.77		8.6
24.27	32.27		6,362	0.90		–		0.85		6.7
23.62	13.57		5,238	0.89		–		1.26		6.2
21.23	(0.15)		5,472	0.89		–		0.83		10.3
21.40	15.11		6,822	0.89		–		1.57		13.7

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2015
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Excludes expense reimbursement from Manager and/or Distributor.
(g)	Portfolio turnover rate excludes approximately $1,237,000 of purchases from portfolio realignment from the acquisition of LargeCap Blend Account II.

See accompanying notes.

89

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.

(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions
REAL ESTATE SECURITIES ACCOUNT
Class 1 shares
2015	(c)	$22.33	$0.12	($1.34)	($1.22)	$–	$–	$–
2014		17.08	0.29	5.28	5.57	(0.32)	–	(0.32)
2013		16.63	0.35	0.33	0.68	(0.23)	–	(0.23)
2012		14.39	0.21	2.26	2.47	(0.23)	–	(0.23)
2011		13.21	0.10	1.08	1.18	–	–	–
2010		10.83	0.26	2.49	2.75	(0.37)	–	(0.37)
Class 2 shares
2015	(c)	22.45	0.12	(1.37)	(1.25)	–	–	–
2014		17.18	0.27	5.27	5.54	(0.27)	–	(0.27)
2013		16.72	0.30	0.34	0.64	(0.18)	–	(0.18)
2012		14.46	0.17	2.26	2.43	(0.17)	–	(0.17)
2011		13.30	0.06	1.10	1.16	–	–	–
2010		10.91	0.23	2.50	2.73	(0.34)	–	(0.34)
SAM BALANCED PORTFOLIO
Class 1 shares
2015	(c)	16.51	0.01	0.27	0.28	–	–	–
2014		18.53	0.47	0.73	1.20	(0.52)	(2.70)	(3.22)
2013		16.33	0.47	2.37	2.84	(0.43)	(0.21)	(0.64)
2012		14.76	0.41	1.46	1.87	(0.11)	(0.19)	(0.30)
2011		15.02	0.10	0.06	0.16	(0.42)	–	(0.42)
2010		13.73	0.42	1.38	1.80	(0.51)	–	(0.51)
Class 2 shares
2015	(c)	16.37	(0.01)	0.27	0.26	–	–	–
2014		18.39	0.43	0.73	1.16	(0.48)	(2.70)	(3.18)
2013		16.22	0.41	2.35	2.76	(0.38)	(0.21)	(0.59)
2012		14.66	0.36	1.46	1.82	(0.07)	(0.19)	(0.26)
2011		14.92	0.06	0.06	0.12	(0.38)	–	(0.38)
2010		13.64	0.36	1.40	1.76	(0.48)	–	(0.48)

See accompanying notes.

90

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
						(unaudited)

Net Asset			Net Assets, End of	Ratio of Expenses				Portfolio
Value, End	Total		Period (in	to Average Net		Ratio of Net Investment		Turnover
of Period	Return(b)		thousands)	Assets		Income to Average Net Assets		Rate

$21.11	(5.46	)%(d)	$151,309	0.89	%(e)	1.02	%(e)	22.9	%(e)
22.33	32.82		166,701	0.89		1.48		15.7
17.08	4.10		128,601	0.89		1.96		22.1
16.63	17.17		133,069	0.90		1.33		44.1
14.39	8.93		140,316	0.90		0.71		22.4
13.21	25.70		140,922	0.89		2.16		48.0

21.20	(5.57	) (d)	1,498	1.14	(e)	1.08	(e)	22.9	(e)
22.45	32.44		492	1.14		1.37		15.7
17.18	3.87		271	1.14		1.72		22.1
16.72	16.86		257	1.15		1.08		44.1
14.46	8.72		287	1.15		0.42		22.4
13.30	25.29		442	1.14		1.92		48.0

16.79	1.70	(d)	797,052	0.23 (e)	,(f)	0.12	(e)	14.8	(e)
16.51	6.82		826,908	0.23	(f)	2.64		16.4
18.53	17.68		913,823	0.23	(f)	2.68		46.7
16.33	12.75		812,380	0.23	(f)	2.60		9.1
14.76	0.99		781,873	0.23	(f)	0.68		14.2
15.02	13.61		828,276	0.24	(f)	2.97		36.3

16.63	1.59	(d)	99,972	0.48 (e)	,(f)	(0.13	) (e)	14.8	(e)
16.37	6.59		99,852	0.48	(f)	2.44		16.4
18.39	17.32		102,716	0.48	(f)	2.37		46.7
16.22	12.47		95,208	0.48	(f)	2.32		9.1
14.66	0.73		94,487	0.48	(f)	0.43		14.2
14.92	13.34		107,086	0.49	(f)	2.59		36.3

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2015
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Does not include expenses of the investment companies in which the Portfolio invests.

See accompanying notes.

91

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.

(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions
SAM CONSERVATIVE BALANCED PORTFOLIO
Class 1 shares
2015	(c)	$12.60	$0.02	$0.16	$0.18	$–	$–	$–
2014		13.39	0.41	0.40	0.81	(0.42)	(1.18)	(1.60)
2013		12.49	0.40	1.00	1.40	(0.37)	(0.13)	(0.50)
2012		11.47	0.37	0.90	1.27	(0.10)	(0.15)	(0.25)
2011		11.68	0.10	0.17	0.27	(0.37)	(0.11)	(0.48)
2010		10.94	0.40	0.84	1.24	(0.50)	–	(0.50)
Class 2 shares
2015	(c)	12.48	–	0.16	0.16	–	–	–
2014		13.28	0.38	0.38	0.76	(0.38)	(1.18)	(1.56)
2013		12.39	0.36	1.00	1.36	(0.34)	(0.13)	(0.47)
2012		11.38	0.33	0.90	1.23	(0.07)	(0.15)	(0.22)
2011		11.60	0.07	0.17	0.24	(0.35)	(0.11)	(0.46)
2010		10.85	0.35	0.88	1.23	(0.48)	–	(0.48)
SAM CONSERVATIVE GROWTH PORTFOLIO
Class 1 shares
2015	(c)	19.02	–	0.38	0.38	–	–	–
2014		20.60	0.48	0.97	1.45	(0.39)	(2.64)	(3.03)
2013		17.04	0.40	3.50	3.90	(0.34)	–	(0.34)
2012		14.99	0.33	1.79	2.12	(0.07)	–	(0.07)
2011		15.36	0.07	(0.13)	(0.06)	(0.31)	–	(0.31)
2010		13.80	0.31	1.72	2.03	(0.47)	–	(0.47)
Class 2 shares
2015	(c)	18.82	(0.03)	0.39	0.36	–	–	–
2014		20.42	0.42	0.97	1.39	(0.35)	(2.64)	(2.99)
2013		16.89	0.34	3.49	3.83	(0.30)	–	(0.30)
2012		14.87	0.28	1.77	2.05	(0.03)	–	(0.03)
2011		15.23	0.03	(0.11)	(0.08)	(0.28)	–	(0.28)
2010		13.69	0.27	1.71	1.98	(0.44)	–	(0.44)

See accompanying notes.

92

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
						(unaudited)

Net Asset			Net Assets, End of	Ratio of Expenses
Value, End	Total		Period (in	to Average Net		Ratio of Net Investment Income		Portfolio
of Period	Return(b)		thousands)	Assets		to Average Net Assets		Turnover Rate

$12.78	1.43	%(d)	$203,342	0.23%(e),(f)		0.29	%(e)	14.6	%(e)
12.60	6.22		206,621	0.23	(f)	3.10		21.2
13.39	11.53		212,247	0.23	(f)	3.10		35.6
12.49	11.19		190,310	0.24	(f)	3.07		15.7
11.47	2.29		177,476	0.24	(f)	0.86		20.8
11.68	11.84		178,249	0.24	(f)	3.56		34.4

12.64	1.28	(d)	18,218	0.48 (e)	,(f)	0.04	(e)	14.6	(e)
12.48	5.92		16,731	0.48	(f)	2.87		21.2
13.28	11.25		16,140	0.48	(f)	2.77		35.6
12.39	10.91		15,911	0.49	(f)	2.73		15.7
11.38	1.97		15,465	0.49	(f)	0.60		20.8
11.60	11.73		15,761	0.49	(f)	3.18		34.4

19.40	2.00	(d)	201,691	0.23 (e)	,(f)	(0.05	) (e)	25.1	(e)
19.02	7.43		198,465	0.23	(f)	2.40		19.4
20.60	23.07		179,850	0.23	(f)	2.10		48.5
17.04	14.18		143,547	0.24	(f)	2.00		12.5
14.99	(0.45)		132,387	0.24	(f)	0.45		24.2
15.36	15.22		140,207	0.24	(f)	2.21		42.2

19.18	1.91	(d)	106,371	0.48 (e)	,(f)	(0.30	) (e)	25.1	(e)
18.82	7.14		102,757	0.48	(f)	2.11		19.4
20.42	22.82		99,013	0.48	(f)	1.82		48.5
16.89	13.81		84,306	0.49	(f)	1.76		12.5
14.87	(0.63)		78,247	0.49	(f)	0.20		24.2
15.23	14.92		84,941	0.49	(f)	1.92		42.2

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2015
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Does not include expenses of the investment companies in which the Portfolio invests.

See accompanying notes.

93

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.

(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions
SAM FLEXIBLE INCOME PORTFOLIO
Class 1 shares
2015	(c)	$13.22	$0.05	$0.07	$0.12	$–	$–	$–
2014		13.72	0.49	0.33	0.82	(0.52)	(0.80)	(1.32)
2013		13.38	0.49	0.51	1.00	(0.48)	(0.18)	(0.66)
2012		12.42	0.48	0.83	1.31	(0.15)	(0.20)	(0.35)
2011		12.50	0.15	0.28	0.43	(0.49)	(0.02)	(0.51)
2010		11.95	0.51	0.69	1.20	(0.65)	–	(0.65)
Class 2 shares
2015	(c)	13.12	0.03	0.07	0.10	–	–	–
2014		13.62	0.45	0.33	0.78	(0.48)	(0.80)	(1.28)
2013		13.29	0.46	0.50	0.96	(0.45)	(0.18)	(0.63)
2012		12.34	0.44	0.83	1.27	(0.12)	(0.20)	(0.32)
2011		12.42	0.12	0.28	0.40	(0.46)	(0.02)	(0.48)
2010		11.87	0.45	0.72	1.17	(0.62)	–	(0.62)
SAM STRATEGIC GROWTH PORTFOLIO
Class 1 shares
2015	(c)	21.00	(0.01)	0.45	0.44	–	–	–
2014		23.55	0.56	1.33	1.89	(0.38)	(4.06)	(4.44)
2013		18.74	0.40	4.70	5.10	(0.29)	–	(0.29)
2012		16.26	0.29	2.23	2.52	(0.04)	–	(0.04)
2011		16.82	0.04	(0.34)	(0.30)	(0.26)	–	(0.26)
2010		14.83	0.28	2.09	2.37	(0.38)	–	(0.38)
Class 2 shares
2015	(c)	20.80	(0.03)	0.44	0.41	–	–	–
2014		23.38	0.49	1.32	1.81	(0.33)	(4.06)	(4.39)
2013		18.61	0.33	4.68	5.01	(0.24)	–	(0.24)
2012		16.15	0.24	2.22	2.46	–	–	–
2011		16.71	–	(0.34)	(0.34)	(0.22)	–	(0.22)
2010		14.73	0.23	2.10	2.33	(0.35)	–	(0.35)

See accompanying notes.

94

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
						(unaudited)

Net Asset			Net Assets, End of	Ratio of Expenses
Value, End	Total		Period (in	to Average Net		Ratio of Net Investment Income		Portfolio
of Period	Return(b)		thousands)	Assets		to Average Net Assets		Turnover Rate

$13.34	0.91	%(d)	$212,836	0.23%(e),(f)		0.69	%(e)	15.0	%(e)
13.22	6.03		215,309	0.23	(f)	3.55		18.8
13.72	7.75		214,572	0.23	(f)	3.57		29.7
13.38	10.64		215,628	0.24	(f)	3.69		11.7
12.42	3.39		187,458	0.24	(f)	1.22		20.6
12.50	10.51		183,764	0.24	(f)	4.22		31.5

13.22	0.76	(d)	21,430	0.48 (e)	,(f)	0.44	(e)	15.0	(e)
13.12	5.80		19,836	0.48	(f)	3.27		18.8
13.62	7.46		19,464	0.48	(f)	3.36		29.7
13.29	10.34		19,667	0.49	(f)	3.41		11.7
12.34	3.13		18,382	0.49	(f)	0.96		20.6
12.42	10.26		20,147	0.49	(f)	3.70		31.5

21.44	2.10	(d)	145,079	0.23 (e)	,(f)	(0.06	) (e)	40.4	(e)
21.00	8.68		138,863	0.23	(f)	2.50		20.4
23.55	27.40		121,049	0.23	(f)	1.89		62.5
18.74	15.52		90,348	0.24	(f)	1.61		13.9
16.26	(1.90)		83,738	0.24	(f)	0.25		23.3
16.82	16.40		81,821	0.24	(f)	1.82		51.7

21.21	1.97	(d)	99,597	0.48 (e)	,(f)	(0.31	) (e)	40.4	(e)
20.80	8.35		96,446	0.48	(f)	2.21		20.4
23.38	27.09		87,689	0.48	(f)	1.57		62.5
18.61	15.23		71,997	0.49	(f)	1.36		13.9
16.15	(2.12)		64,907	0.49	(f)	(0.01)		23.3
16.71	16.18		69,749	0.49	(f)	1.53		51.7

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2015
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Does not include expenses of the investment companies in which the Portfolio invests.

See accompanying notes.

95

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.

(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions
SHORT-TERM INCOME ACCOUNT
Class 1 shares
2015	(c)	$2.59	$0.02	$–	$0.02	$–	$–	$–
2014		2.59	0.05	(0.01)	0.04	(0.04)	–	(0.04)
2013		2.61	0.04	(0.01)	0.03	(0.05)	–	(0.05)
2012		2.54	0.05	0.08	0.13	(0.06)	–	(0.06)
2011		2.51	0.06	(0.03)	0.03	–	–	–
2010		2.46	0.06	0.04	0.10	(0.05)	–	(0.05)
Class 2 shares
2015	(c)	2.58	0.02	–	0.02	–	–	–
2014		2.59	0.04	(0.01)	0.03	(0.04)	–	(0.04)
2013		2.60	0.04	(0.01)	0.03	(0.04)	–	(0.04)
2012		2.53	0.04	0.08	0.12	(0.05)	–	(0.05)
2011		2.51	0.05	(0.03)	0.02	–	–	–
2010		2.45	0.06	0.05	0.11	(0.05)	–	(0.05)
SMALLCAP BLEND ACCOUNT
Class 1 shares
2015	(c)	13.99	0.02	1.17	1.19	–	–	–
2014		13.79	0.02	0.64	0.66	(0.05)	(0.41)	(0.46)
2013		9.36	0.04	4.43	4.47	(0.04)	–	(0.04)
2012		8.16	0.07	1.13	1.20	–	–	–
2011		8.31	(0.01)	(0.11)	(0.12)	(0.03)	–	(0.03)
2010		6.72	0.03	1.59	1.62	(0.03)	–	(0.03)
Class 2 shares
2015	(h)	14.49	0.01	0.67	0.68	–	–	–

See accompanying notes.

96

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
						(unaudited)

Net Asset			Net Assets, End of	Ratio of Expenses
Value, End	Total		Period (in	to Average Net		Ratio of Net Investment Income		Portfolio
of Period	Return(b)		thousands)	Assets		to Average Net Assets		Turnover Rate

$2.61	0.77	%(d)	$253,265	0.48%(e),(f)		1.52	%(e)	67.7	%(e)
2.59	1.73		267,674	0.49	(f)	1.74		54.3
2.59	1.14		256,561	0.48	(f)	1.65		54.7
2.61	5.00		262,427	0.49	(f)	1.95		59.1
2.54	1.37		228,351	0.49	(f)	2.35		55.1
2.51	4.20		224,344	0.50	(f)	2.49		85.4	(g)

2.60	0.78	(d)	1,605	0.73 (e)	,(f)	1.20	(e)	67.7	(e)
2.58	1.02		913	0.74	(f)	1.49		54.3
2.59	1.25		838	0.73	(f)	1.40		54.7
2.60	4.67		1,269	0.74	(f)	1.72		59.1
2.53	0.95		1,516	0.74	(f)	2.11		55.1
2.51	4.37		1,901	0.75	(f)	2.45		85.4	(g)

15.18	8.51	(d)	232,906	0.83	(e)	0.30	(e)	84.2	(e)
13.99	4.89		64,682	0.87		0.16		67.0
13.79	47.81		64,785	0.87		0.38		78.1
9.36	14.71		47,469	0.89		0.76		94.5
8.16	(1.47)		47,155	0.88		(0.09)		69.1
8.31	24.26		57,287	0.88		0.38		69.0

15.17	4.69	(d)	4,783	1.08	(e)	0.23	(e)	84.2	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2015
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Portfolio turnover rate excludes approximately $3,528,000 from portfolio realignment from the acquisition of Short-Term Bond Account.
(h)	Period from February 17, 2015 date operations commenced, through June 30, 2015

See accompanying notes.

97

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2015 (unaudited)

As a shareholder of Principal Variable Contracts Funds, Inc. you incur ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Variable Contracts Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. As a shareholder of SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, or SAM Strategic Growth Portfolio, your fund will indirectly bear its pro rata share of the expenses incurred by the investment companies in which the fund invests. These expenses are not included in the fund’s annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses paid would be higher. Expenses shown below and on the following pages do not account for fees, expenses and charges of any variable insurance contract or retirement plan. If these fees had been reflected, expenses would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the year and held for the entire year (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each account’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the account’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Variable Contracts Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	January 1, 2015	Annualized
	January 1, 2015	June 30, 2015	to June 30, 2015(a)	Expense Ratio
Diversified International Account Class 1
Actual	$1,000.00	$1,059.66	$4.44	0.87%
Hypothetical	1,000.00	1,020.48	4.36	0.87

Diversified International Account Class 2
Actual	1,000.00	1,057.79	5.71	1.12
Hypothetical	1,000.00	1,019.24	5.61	1.12

Equity Income Account Class 1
Actual	1,000.00	996.97	2.43	0.49
Hypothetical	1,000.00	1,022.36	2.46	0.49

Equity Income Account Class 2
Actual	1,000.00	996.08	3.66	0.74
Hypothetical	1,000.00	1,021.12	3.71	0.74

Government & High Quality Bond Account Class 1
Actual	1,000.00	1,004.79	2.54	0.51
Hypothetical	1,000.00	1,022.27	2.56	0.51

Government & High Quality Bond Account Class 2
Actual	1,000.00	1,003.83	3.78	0.76
Hypothetical	1,000.00	1,021.03	3.81	0.76

Income Account Class 1
Actual	1,000.00	1,006.49	2.49	0.50
Hypothetical	1,000.00	1,022.32	2.51	0.50

Income Account Class 2
Actual	1,000.00	1,005.59	3.73	0.75
Hypothetical	1,000.00	1,021.08	3.76	0.75

98

	SHAREHOLDER EXPENSE EXAMPLE (Continued)
	PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
	June 30, 2015 (unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	January 1, 2015	Annualized
	January 1, 2015	June 30, 2015	to June 30, 2015(a)	Expense Ratio

LargeCap Growth Account Class 1
Actual	$1,000.00	$1,059.76	$3.52	0.69%
Hypothetical	1,000.00	1,021.37	3.46	0.69

LargeCap Growth Account Class 2
Actual	1,000.00	1,058.30	4.80	0.94
Hypothetical	1,000.00	1,020.13	4.71	0.94

MidCap Account Class 1
Actual	1,000.00	1,050.50	2.64	0.52
Hypothetical	1,000.00	1,022.22	2.61	0.52

MidCap Account Class 2
Actual	1,000.00	1,049.06	3.91	0.77
Hypothetical	1,000.00	1,020.98	3.86	0.77

Money Market Account Class 1
Actual	1,000.00	1,000.00	0.89	0.18
Hypothetical	1,000.00	1,023.90	0.90	0.18

Money Market Account Class 2
Actual	1,000.00	1,000.00	0.89	0.18
Hypothetical	1,000.00	1,023.90	0.90	0.18

Principal Capital Appreciation Account Class 1
Actual	1,000.00	1,027.79	3.22	0.64
Hypothetical	1,000.00	1,021.62	3.21	0.64

Principal Capital Appreciation Account Class 2
Actual	1,000.00	1,026.68	4.47	0.89
Hypothetical	1,000.00	1,020.38	4.46	0.89

Real Estate Securities Account Class 1
Actual	1,000.00	945.36	4.29	0.89
Hypothetical	1,000.00	1,020.38	4.46	0.89

Real Estate Securities Account Class 2
Actual	1,000.00	944.32	5.50	1.14
Hypothetical	1,000.00	1,019.14	5.71	1.14

SAM Balanced Portfolio Class 1
Actual	1,000.00	1,016.96	1.15	0.23
Hypothetical	1,000.00	1,023.65	1.15	0.23

SAM Balanced Portfolio Class 2
Actual	1,000.00	1,015.88	2.40	0.48
Hypothetical	1,000.00	1,022.41	2.41	0.48

SAM Conservative Balanced Portfolio Class 1
Actual	1,000.00	1,014.29	1.15	0.23
Hypothetical	1,000.00	1,023.65	1.15	0.23

SAM Conservative Balanced Portfolio Class 2
Actual	1,000.00	1,012.82	2.40	0.48
Hypothetical	1,000.00	1,022.41	2.41	0.48

SAM Conservative Growth Portfolio Class 1
Actual	1,000.00	1,019.98	1.15	0.23
Hypothetical	1,000.00	1,023.65	1.15	0.23

SAM Conservative Growth Portfolio Class 2
Actual	1,000.00	1,019.13	2.40	0.48
Hypothetical	1,000.00	1,022.41	2.41	0.48

SAM Flexible Income Portfolio Class 1
Actual	1,000.00	1,009.08	1.15	0.23
Hypothetical	1,000.00	1,023.65	1.15	0.23

SAM Flexible Income Portfolio Class 2
Actual	1,000.00	1,007.62	2.39	0.48
Hypothetical	1,000.00	1,022.41	2.41	0.48

99

	SHAREHOLDER EXPENSE EXAMPLE (Continued)
	PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
	June 30, 2015 (unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	January 1, 2015		Annualized
	January 1, 2015	June 30, 2015	to June 30, 2015(a)		Expense Ratio

SAM Strategic Growth Portfolio Class 1
Actual	$1,000.00	$1,020.95	$1.15		0.23%
Hypothetical	1,000.00	1,023.65	1.15		0.23

SAM Strategic Growth Portfolio Class 2
Actual	1,000.00	1,019.71	2.40		0.48
Hypothetical	1,000.00	1,022.41	2.41		0.48

Short-Term Income Account Class 1
Actual	1,000.00	1,007.72	2.39		0.48
Hypothetical	1,000.00	1,022.41	2.41		0.48

Short-Term Income Account Class 2
Actual	1,000.00	1,007.75	3.63		0.73
Hypothetical	1,000.00	1,021.17	3.66		0.73

SmallCap Blend Account Class 1
Actual	1,000.00	1,085.06	4.29		0.83
Hypothetical	1,000.00	1,020.68	4.16		0.83

SmallCap Blend Account Class 2
Actual	1,000.00	1,046.93	4.03	(b)	1.08
Hypothetical	1,000.00	1,019.44	5.41		1.08

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period (February 17, 2015 to June 30, 2015), multiplied by 133/365 (to reflect the period since inception).

100

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Funds, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term or until reaching age 72. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

		Number of	Other
Name,		Portfolios in Fund	Directorships
Position Held with the Fund,	Principal Occupation(s)	Complex Overseen by	Held by Director
Year of Birth	During past 5 years	Director	During Past 5 Years
Elizabeth Ballantine	Principal, EBA Associates	115	Durango Herald, Inc;
Director since 2004			McClatchy
Member, Nominating and Governance			Newspapers, Inc.
Committee
1948

Leroy T. Barnes, Jr.	Retired.	115	McClatchy
Director since March 2012			Newspapers, Inc.;
Member, Audit Committee			Herbalife Ltd.; Frontier
1951			Communications, Inc.

Craig Damos	President, The Damos	115	Hardin Construction
Director since 2008	Company. Formerly, CEO, The		Company
Member, Audit Committee	Weitz Company
Member, 15(c) Committee
1954

Mark A. Grimmett	Executive Vice President and	115	None
Director since 2004	CFO, Merle Norman Cosmetics,
Member, Nominating and Governance	Inc.
Committee
Member, 15(c) Committee
Member, Executive Committee
1960

Fritz S. Hirsch	CEO, MAM USA	115	Focus Products Group
Director since 2005	Formerly, President, Sassy, Inc.
Member, Operations Committee
Member, 15(c) Committee
1951

Tao Huang	Formerly, Chief Operating	115	Armstrong World
Director since March 2012	Officer, Morningstar, Inc.		Industries, Inc.
Member, Operations Committee
Member, 15(c) Committee
1962

William C. Kimball	Partner, Kimball – Porter	115	Casey’s General Stores,
Director since 1999	Investments L.L.C.		Inc.
Member, Nominating and Governance
Committee
1947

Karen (“Karrie”) McMillan	Managing Director, Patomak	115	None
Director since 2014	Global Partners, LLC.
Member, Operations Committee	Formerly, General Counsel,
1961	Investment Company Institute

Daniel Pavelich	Retired.	115	None
Director since 2007
Member, Audit Committee
1944

101

The following directors are considered to be “interested persons” as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

Number of
		Portfolios in Fund	Other
Name,		Complex	Directorships
Position Held with the Fund,	Principal Occupation(s)	Overseen by	Held by Director
Year of Birth	During past 5 years	Director	During Past 5 Years
Michael J. Beer	Executive Vice President, Principal	115	None
Director since 2012	Funds Distributor, Inc. (“PFD”)
President, Chief Executive Officer	Vice President/Mutual Funds and
Member, Executive Committee	Broker Dealer, Principal Life
1961	Insurance Company (“PLIC”)
Director, Principal Management
Corporation, (the “Manager”)
President & Chief Executive Officer,
the Manager since 2015
Executive Vice President/ Chief
Operating Officer, the Manager
(2008-2015)
Director, Princor
President, Princor (2005-2015)
Director, Principal Shareholder
Services (“PSS”) since 2011
President, PSS since 2011

Nora M. Everett	Director, Edge Asset Management,	115	None
Director since 2008	Inc. (“Edge”) (2008-2011)
Chairman	Director, Finisterre Capital LLP since
Member, Executive Committee	2011
1959	Director, Origin Asset Management
LLP since 2011
Chairman, Principal Financial
Advisors, Inc. (“PFA”) since 2010
Chairman, PFD since 2011
Senior Vice President/Retirement and
Investor Services, PLIC (2008-2015)
President/Retirement and Investor
Services, PLIC since 2015
Chairman, the Manager since 2011
President, the Manager (2008-2015)
Chairman, Princor since 2011
Chief Executive Officer, Princor
(2009-2015)
Chairman, PSS since 2011

Correspondence intended for each Director who is other than an Interested Director may be sent to 711 High Street, Des Moines, IA

50392.

102

The following table presents officers of the Funds.

Name,
Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Randy L. Bergstrom	Counsel, Principal Global Investors, LLC (“PGI”)
Assistant Tax Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392
1955

Tracy Bollin	Chief Financial Officer, PFA since 2010
Chief Financial Officer	Assistant Controller, PFD (2007-2010)
711 High Street, Des Moines, IA 50392	Chief Financial Officer, PFD since 2010
1970	Chief Financial Officer, the Manager since 2010
Financial Controller, the Manager (2008-2010)
Assistant Controller, Princor (2009-2010)
Chief Financial Officer, Princor since 2010
Financial Controller, Princor (2008-2009)
Assistant Controller, PSS (2007-2010)
Chief Financial Officer, PSS since 2010

David J. Brown	Senior Vice President, PFD
Chief Compliance Officer	Vice President/Compliance, PLIC
711 High Street, Des Moines, IA 50392	Senior Vice President, the Manager
1960	Senior Vice President, Princor
Senior Vice President, PSS

Teresa M. Button	Vice President/Treasurer, Edge since 2011
Treasurer	Vice President/Treasurer, PFA since 2011
711 High Street, Des Moines, IA 50392	Vice President/Treasurer, PFD since 2011
1963	Vice President/Treasurer, PGI since 2011
Vice President/Treasurer, PLIC since 2011
Vice President/Treasurer, the Manager since 2011
Vice President/Treasurer, Post since 2011
Vice President/Treasurer, Principal-REI since 2011
Vice President/Treasurer, Princor since 2011
Vice President/Treasurer, PSS since 2011
Treasurer, Spectrum since 2011

Ernie H. Gillum	Vice President/Chief Compliance Officer, the Manager
Vice President, Assistant Secretary	Vice President/Chief Compliance Officer, PSS
711 High Street, Des Moines, IA 50392
1955

Carolyn F. Kolks	Counsel, PGI
Assistant Tax Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392
1962

Jennifer A. Mills	Counsel, PFD (2009-2013)
Assistant Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392	Counsel, the Manager (2009-2013, 2014 - present)
1973	Counsel, Princor (2009-2013)
Counsel, PSS (2009-2013)

Layne A. Rasmussen	Vice President/Controller – Principal Funds, the Manager
Vice President and Controller
711 High Street, Des Moines, IA 50392
1958

Greg Reymann	Assistant General Counsel, PLIC since 2014
Assistant Counsel	VP, Chief Compliance Officer and Chief Risk Officer, Transamerica Asset
711 High Street, Des Moines, IA 50392	Management, Inc. (“TAM”) (2010-2012)
1958	Assistant General Counsel, Transamerica Asset Management Group (2013-2014)
Vice President/CFTC Principal, TAM (2013-2014)

103

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Britney L. Schnathorst	Counsel, PLIC since 2013
Assistant Counsel	Prior thereto, Attorney in Private Practice
711 High Street, Des Moines, IA 50392
1981

Adam U. Shaikh	Counsel, PFD (2006-2013)
Assistant Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392	Counsel, the Manager (2007-2013, 2014 - present)
1972	Counsel, Princor (2007-2013)
Counsel, PSS (2007-2013)

Dan Westholm	Assistant Vice President/Treasury, PFA since 2013
Assistant Treasurer	Director – Treasury, PFA (2011-2013)
711 High Street, Des Moines, IA 50392	Assistant Vice President/Treasury, PFD since 2013
1966	Director – Treasury, PFD (2011-2013)
Assistant Vice President/Treasury, PLIC
Assistant Vice President/Treasury, the Manager
Assistant Vice President/Treasury, Princor since 2013
Director – Treasury, Princor (2008-2009, 2011-2013)
Assistant Vice President/Treasury, PSS

Beth Wilson	Vice President, the Manager (2007-2013)
Vice President and Secretary	Vice President, Princor (2007-2009)
711 High Street, Des Moines, IA 50392
1956

Clint Woods	Associate General Counsel, AEGON USA Investment Management, LLC (2003-
Counsel	2012)
711 High Street, Des Moines, IA 50392	Assistant General Counsel, Assistant Corporate Secretary, Governance Officer,
1961	PLIC since 2013

The 15(c) Committee assists the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act.

The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the Fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes.

The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.

Additional information about the Fund is available in the Prospectuses dated May 1, 2015, and the Statement of Additional Information dated May 1, 2015. These documents may be obtained free of charge by writing or telephoning Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-222-5852.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Principal Funds Distributor, Inc., at 1-800-222-5852, or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of March 31 and September 30 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

104

Special Meeting of Shareholders

Principal Variable Contracts Funds, Inc. – LargeCap Blend Account II

Held April 10, 2015

1.	Approval of a Plan of Reorganization providing for the reorganization of the LargeCap Blend Account II into the Principal Capital Appreciation Account:

In Favor	Opposed	Abstain
12,171,790.5186	180,115.8597	579,436.1247

====================================

Special Meeting of Shareholders

Principal Variable Contracts Funds, Inc. – SmallCap Value Account I

Held April 10, 2015

1.	Approval of a Plan of Reorganization providing for the reorganization of the SmallCap Value Account I into the SmallCap Blend Account:

In Favor	Opposed	Abstain
4,670,548.3531	142,682.4756	257,456.5513

====================================

Special Meeting of Shareholders

Principal Variable Contracts Funds, Inc. – SmallCap Growth Account II

Held April 10, 2015

1.	Approval of a Plan of Reorganization providing for the reorganization of the SmallCap Growth Account II into the SmallCap Blend Account:

In Favor	Opposed	Abstain
2,933,930.0086	42,751.8905	130,659.5759

	====================================

105

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This report must be preceded or accompanied by a current prospectus for the Principal Variable Contracts Funds, Inc.

WE’LL GIVE YOU AN EDGE®

principalfunds.com

Principal Funds are distributed by Principal Funds Distributor, Inc.

MM1291B-07 | © 2~~015~~ Principal Financial Services, Inc. | 08/20~~15 | t1507~~1302sl

ITEM 2 – CODE OF ETHICS

Not applicable to semi-annual reports.

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to semi-annual reports.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 – SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None

ITEM 11 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12 – EXHIBITS

(a)(1) Code of Ethics - Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Principal Variable Contracts Funds, Inc.

By /s/ Michael J. Beer

Michael J. Beer, President and CEO

Date 8/13/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Beer

Michael J. Beer, President and CEO

Date 8/13/2015

By /s/ Tracy W. Bollin

Tracy W. Bollin, Chief Financial Officer

Date 8/13/2015